UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 11 of its series:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio.

Date of reporting period:            February 28, 2018

ITEM 1.	REPORT TO STOCKHOLDERS

Annual Report

February 28, 2018

Target Date Funds

∎	Wells Fargo Target Today Fund (formerly Wells Fargo Dow Jones Target Today Fund)

∎	Wells Fargo Target 2010 Fund (formerly Wells Fargo Dow Jones Target 2010 Fund)

∎	Wells Fargo Target 2015 Fund (formerly Wells Fargo Dow Jones Target 2015 Fund)

∎	Wells Fargo Target 2020 Fund (formerly Wells Fargo Dow Jones Target 2020 Fund)

∎	Wells Fargo Target 2025 Fund (formerly Wells Fargo Dow Jones Target 2025 Fund)

∎	Wells Fargo Target 2030 Fund (formerly Wells Fargo Dow Jones Target 2030 Fund)

∎	Wells Fargo Target 2035 Fund (formerly Wells Fargo Dow Jones Target 2035 Fund)

∎	Wells Fargo Target 2040 Fund (formerly Wells Fargo Dow Jones Target 2040 Fund)

∎	Wells Fargo Target 2045 Fund (formerly Wells Fargo Dow Jones Target 2045 Fund)

∎	Wells Fargo Target 2050 Fund (formerly Wells Fargo Dow Jones Target 2050 Fund)

∎	Wells Fargo Target 2055 Fund (formerly Wells Fargo Dow Jones Target 2055 Fund)

∎	Wells Fargo Target 2060 Fund (formerly Wells Fargo Dow Jones Target 2060 Fund)

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Dow Jones® and Dow Jones Target Date IndexesSM are service marks of Dow Jones Trademark Holdings LLC (Dow Jones); have been licensed to CME Group Index Services LLC (CME Indexes); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Target Date Funds are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

The views expressed and any forward-looking statements are as of February 28, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Target Date Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the period, stocks globally delivered positive returns.

Dear Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Target Date Funds for the 12-month period that ended February 28, 2018. During the period, stocks globally delivered positive returns. For the period, U.S. stocks, as measured by the S&P 500 Index1, gained 17.10% and international stocks, as measured by the MSCI ACWI ex USA Index (Net)2, gained 21.63%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index3 added 0.51% and the Bloomberg Barclays Municipal Bond Index4 gained 2.50% while fixed-income investments outside the U.S. gained 10.50%, according to the Bloomberg Barclays Global Aggregate ex-USD Index5. The ICE BofAML U.S. High Yield Index6 earned 4.12% during the period.

U.S. stocks advanced as business-friendly policies and regulations, increased hiring activity, and consistent corporate profits led to higher investor and consumer confidence. Internationally, stocks gained as unemployment fell and wages increased in the U.K.; the Bank of Japan continued its accommodative monetary policies; and industrial production, retail sales, and fixed asset investment increased in China. Stock returns in the emerging markets were strong, with the MSCI EM Index (Net)7 gaining 30.51% for the period.

Reactions to U.S. interest-rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate three times during the 12-month period. Following a federal funds rate increase in March 2017, short-term bond yields in the U.S. rose while longer-term Treasury yields were little changed. Municipal bond returns were positive, helped by strong demand and constrained new-issue supply. The Fed raised the target interest rate once again in June to a range of 1.00% to 1.25%. Ten-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe.

Growth continued through the summer of 2017.

Globally, stocks moved higher during the third quarter of 2017. Low inflation and interest rates supported accelerating global economic growth and corporate

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[7]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging markets country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Target Date Funds	3

earnings. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding U.S. trade policies, did not discourage investing activity.

In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate. Stocks in international developed and emerging markets continued to benefit from improving economic growth globally.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued the move higher. Third-quarter economic output in the U.S. grew at a 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform passed and wage growth data solidified as the year ended, encouraging increased business and consumer spending.

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

October 2017 also marked one year since the regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for short-term investment opportunities offered in money market funds.

In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy was expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies benefited from economic stimulus, which accelerated trade growth; improving employment; increased investment; and firming commodity prices.

The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began reducing its bond portfolio.

2018 opened with continued stock advances, then volatility.

Improving business and economic data globally continued to support stock advances through January 2018. Even political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February. Concerns about inflation began to emerge in the U.S. as readings from the Producer Price Index in January rose 2.5% year over year. During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

During January 2018, purchasing managers’ indexes in China, the eurozone, India, and Japan reported data for December that indicated continued growth. International stock values fell during February 2018, swept up in the selling momentum in U.S. markets.

During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

4	Wells Fargo Target Date Funds	Letter to shareholders (unaudited)

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Wells Fargo Target Date Funds1

Investment objective

Each Fund seeks total return over time, consistent with its strategic target asset allocation.

Manager

Wells Fargo Funds Management, LLC

Subadviser‡

Wells Capital Management Incorporated

Portfolio managers‡

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date. The Funds will indirectly be exposed to all of the risks of an investment in the affiliated master portfolios and will bear expenses of the underlying master portfolios.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Funds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Funds and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, new fund risk, regulatory risk, and smaller-company investment risk. Consult the Funds’ prospectus for additional information on these and other risks.

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	7

Target Today Fund

Average annual total returns (%) as of February 28, 20182

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(3.32)	0.52	2.30	2.54	1.72	2.91	0.75	0.65
Class C (WFODX)	12-1-1998	0.76	0.96	2.14	1.76	0.96	2.14	1.50	1.40
Class R (WFRRX)	6-28-2013	–	–	–	2.31	1.49	2.76	1.00	0.90
Class R4 (WOTRX)	11-30-2012	–	–	–	2.46	1.99	3.32	0.47	0.34
Class R6 (WOTDX)	6-30-2004	–	–	–	2.99	2.22	3.43	0.32	0.19
Administrator Class (WFLOX)	11-8-1999	–	–	–	2.77	1.87	3.09	0.67	0.54
Wells Fargo Target Today Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.51	1.71	3.60	–	–
S&P 500 Index[5,7]					17.10	14.73	9.73	–	–
Dow Jones Global Target Today Index[5,8]					4.16	2.65	3.90	–	–
Russell 3000® Index[5,9]	–	–	–	–	16.22	14.37	9.78	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2018[10]

Please see footnotes on pages 22-23.

8	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns (%) as of February 28, 201811

		Including sales charge			Excluding sales charge			Expense ratios[12] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(2.90)	0.92	2.24	3.04	2.13	2.85	0.78	0.65
Class C (WFOCX)	12-1-1998	1.25	1.37	2.10	2.25	1.37	2.10	1.53	1.40
Class R (WFARX)	6-28-2013	–	–	–	2.75	1.86	2.69	1.03	0.90
Class R4 (WFORX)	11-30-2012	–	–	–	3.30	2.47	3.30	0.50	0.34
Class R6 (WFOAX)	6-30-2004	–	–	–	3.42	2.61	3.37	0.35	0.19
Administrator Class (WFLGX)	11-8-1999	–	–	–	3.09	2.26	3.03	0.70	0.54
Wells Fargo Target 2010 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.51	1.71	3.60	–	–
S&P 500 Index[5,7]	–	–	–	–	17.10	14.73	9.73	–	–
Dow Jones Global Target 2010 Index[5,8]	–	–	–	–	4.36	3.04	3.83	–	–
Russell 3000® Index[5,9]	–	–	–	–	16.22	14.37	9.78	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2018[10]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	9

Target 2015 Fund

Average annual total returns (%) as of February 28, 201813

		Including sales charge			Excluding sales charge			Expense ratios[12] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFACX)	11-30-2012	(2.27)	1.70	2.73	3.72	2.92	3.34	0.76	0.65
Class R (WFBRX)	6-28-2013	–	–	–	3.52	2.66	3.10	1.01	0.90
Class R4 (WFSRX)	11-30-2012	–	–	–	4.05	3.25	3.66	0.48	0.34
Class R6 (WFSCX)	6-29-2007	–	–	–	4.27	3.40	3.73	0.33	0.19
Administrator Class (WFFFX)	6-29-2007	–	–	–	3.89	3.09	3.41	0.68	0.54
Wells Fargo Target 2015 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.51	1.71	3.60	–	–
S&P 500 Index[5,7]	–	–	–	–	17.10	14.73	9.73	–	–
Dow Jones Global Target 2015 Index[5,8]	–	–	–	–	5.36	3.91	4.22	–	–
Russell 3000® Index[5,9]	–	–	–	–	16.22	14.37	9.78	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2018[10]

Please see footnotes on pages 22-23.

10	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns (%) as of February 28, 20182

		Including sales charge			Excluding sales charge			Expense ratios[14] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	(0.68)	2.84	3.20	5.40	4.07	3.81	0.75	0.65
Class C (WFLAX)	12-1-1998	3.60	3.29	3.03	4.60	3.29	3.03	1.50	1.40
Class R (WFURX)	6-28-2013	–	–	–	5.20	3.84	3.67	1.00	0.90
Class R4 (WFLRX)	11-30-2012	–	–	–	5.70	4.41	4.26	0.47	0.34
Class R6 (WFOBX)	6-30-2004	–	–	–	5.89	4.56	4.33	0.32	0.19
Administrator Class (WFLPX)	11-8-1999	–	–	–	5.51	4.19	3.98	0.67	0.54
Wells Fargo Target 2020 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.51	1.71	3.60	–	–
S&P 500 Index[5,7]	–	–	–	–	17.10	14.73	9.73	–	–
Dow Jones Global Target 2020 Index[5,8]	–	–	–	–	7.00	5.07	4.77	–	–
Russell 3000® Index[5,9]	–	–	–	–	16.22	14.37	9.78	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2018[10]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	11

Target 2025 Fund

Average annual total returns (%) as of February 28, 201813

		Including sales charge			Excluding sales charge			Expense ratios[12] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFAYX)	11-30-2012	0.92	4.09	3.99	7.09	5.34	4.61	0.74	0.65
Class R (WFHRX)	6-28-2013	–	–	–	5.94	4.88	4.28	0.99	0.90
Class R4 (WFGRX)	11-30-2012	–	–	–	7.33	5.66	4.94	0.46	0.34
Class R6 (WFTYX)	6-29-2007	–	–	–	7.54	5.83	5.02	0.31	0.19
Administrator Class (WFTRX)	6-29-2007	–	–	–	7.12	5.48	4.70	0.66	0.54
Wells Fargo Target 2025 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.51	1.71	3.60	–	–
S&P 500 Index[5,7]	–	–	–	–	17.10	14.73	9.73	–	–
Dow Jones Global Target 2025 Index[5,8]	–	–	–	–	8.71	6.34	5.44	–	–
Russell 3000® Index[5,9]	–	–	–	–	16.22	14.37	9.78	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2018[10]

Please see footnotes on pages 22-23.

12	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns (%) as of February 28, 20182

		Including sales charge			Excluding sales charge			Expense ratios[14] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	2.52	5.36	4.53	8.79	6.61	5.16	0.75	0.65
Class C (WFDMX)	12-1-1998	6.95	5.80	4.37	7.95	5.80	4.37	1.50	1.40
Class R (WFJRX)	6-28-2013	–	–	–	8.28	6.32	4.98	1.00	0.90
Class R4 (WTHRX)	11-30-2012	–	–	–	9.09	6.97	5.61	0.47	0.34
Class R6 (WFOOX)	6-30-2004	–	–	–	9.28	7.12	5.68	0.32	0.19
Administrator Class (WFLIX)	11-8-1999	–	–	–	8.86	6.75	5.34	0.67	0.54
Wells Fargo Target 2030 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.51	1.71	3.60	–	–
S&P 500 Index[5,7]	–	–	–	–	17.10	14.73	9.73	–	–
Dow Jones Global Target 2030 Index[5,8]	–	–	–	–	10.74	7.68	6.11	–	–
Russell 3000® Index[5,9]	–	–	–	–	16.22	14.37	9.78	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2018[10]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	13

Target 2035 Fund

Average annual total returns (%) as of February 28, 201813

		Including sales charge			Excluding sales charge			Expense ratios[14] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFQBX)	11-30-2012	3.84	6.37	5.23	10.21	7.63	5.85	0.76	0.65
Class R (WFKRX)	6-28-2013	–	–	–	9.87	7.36	5.56	1.01	0.90
Class R4 (WTTRX)	11-30-2012	–	–	–	10.53	7.99	6.18	0.48	0.34
Class R6 (WFQRX)	6-29-2007	–	–	–	10.76	8.16	6.27	0.33	0.19
Administrator Class (WFQWX)	6-29-2007	–	–	–	10.33	7.76	5.87	0.68	0.54
Wells Fargo Target 2035 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.51	1.71	3.60	–	–
S&P 500 Index[5,7]	–	–	–	–	17.10	14.73	9.73	–	–
Dow Jones Global Target 2035 Index[5,8]	–	–	–	–	12.55	8.79	6.66	–	–
Russell 3000® Index[5,9]	–	–	–	–	16.22	14.37	9.78	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2018[10]

Please see footnotes on pages 22-23.

14	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns (%) as of February 28, 20182

		Including sales charge			Excluding sales charge			Expense ratios[14] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	4.82	7.16	5.51	11.24	8.44	6.13	0.75	0.65
Class C (WFOFX)	7-1-1998	9.41	7.62	5.34	10.41	7.62	5.34	1.50	1.40
Class R (WFMRX)	6-28-2013	–	–	–	11.07	8.20	5.98	1.00	0.90
Class R4 (WTFRX)	11-30-2012	–	–	–	11.56	8.80	6.58	0.47	0.34
Class R6 (WFOSX)	6-30-2004	–	–	–	11.74	8.95	6.66	0.32	0.19
Administrator Class (WFLWX)	11-8-1999	–	–	–	11.38	8.58	6.31	0.67	0.54
Wells Fargo Target 2040 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.51	1.71	3.60	–	–
S&P 500 Index[5,7]	–	–	–	–	17.10	14.73	9.73
Dow Jones Global Target 2040 Index[5,8]	–	–	–	–	14.08	9.66	7.12
Russell 3000® Index[5,9]	–	–	–	–	16.22	14.37	9.78	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2018[10]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	15

Target 2045 Fund

Average annual total returns (%) as of February 28, 201813

		Including sales charge			Excluding sales charge			Expense ratios[14] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFQVX)	11-30-2012	5.51	7.65	5.96	11.98	8.94	6.59	0.77	0.65
Class R (WFNRX)	6-28-2013	–	–	–	11.77	8.67	6.33	1.02	0.90
Class R4 (WFFRX)	11-30-2012	–	–	–	12.39	9.32	6.94	0.49	0.34
Class R6 (WFQPX)	6-29-2007	–	–	–	12.61	9.46	7.00	0.34	0.19
Administrator Class (WFQYX)	6-29-2007	–	–	–	12.05	9.04	6.65	0.69	0.54
Wells Fargo Target 2045 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.51	1.71	3.60	–	–
S&P 500 Index[5,7]	–	–	–	–	17.10	14.73	9.73	–	–
Dow Jones Global Target 2045 Index[5,8]	–	–	–	–	15.15	10.21	7.44	–	–
Russell 3000® Index[5,9]	–	–	–	–	16.22	14.37	9.78	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2018[10]

Please see footnotes on pages 22-23.

16	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns (%) as of February 28, 201815

		Including sales charge			Excluding sales charge			Expense ratios[12] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFQAX)	11-30-2012	5.76	7.80	6.03	12.26	9.08	6.67	0.74	0.65
Class C (WFQCX)	11-30-2012	10.38	8.26	5.87	11.38	8.26	5.87	1.49	1.40
Class R (WFWRX)	6-28-2013	–	–	–	11.88	8.80	6.39	0.99	0.90
Class R4 (WQFRX)	11-30-2012	–	–	–	12.54	9.43	7.00	0.46	0.34
Class R6 (WFQFX)	6-29-2007	–	–	–	12.73	9.60	7.08	0.31	0.19
Administrator Class (WFQDX)	6-29-2007	–	–	–	12.29	9.21	6.72	0.66	0.54
Wells Fargo Target 2050 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.51	1.71	3.60	–	–
S&P 500 Index[5,7]	–	–	–	–	17.10	14.73	9.73
Dow Jones Global Target 2050 Index[5,8]	–	–	–	–	15.67	10.41	7.54
Russell 3000® Index[5,9]	–	–	–	–	16.22	14.37	9.78	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2018[10]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	17

Target 2055 Fund

Average annual total returns (%) as of February 28, 201813

		Including sales charge			Excluding sales charge				Expense ratios[12] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQZX)	11-30-2012	5.69	7.78	7.31	12.15	9.06	8.27		0.80	0.65
Class R (WFYRX)	6-28-2013	–	–	–	11.99	8.79	7.91		1.05	0.90
Class R4 (WFVRX)	11-30-2012	–	–	–	12.56	9.41	8.63		0.52	0.34
Class R6 (WFQUX)	6-30-2011	–	–	–	12.76	9.57	8.75		0.37	0.19
Administrator Class (WFLHX)	6-30-2011	–	–	–	12.32	9.18	8.38		0.72	0.54
Wells Fargo Target 2055 Blended Index[5]*	–	–	–	–	–	–	–		–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.51	1.71	2.63	**	–	–
S&P 500 Index[5,7]	–	–	–	–	17.10	14.73	13.81	**	–	–
Dow Jones Global Target 2055 Index[5,8]	–	–	–	–	15.71	10.42	9.40	**	–	–
Russell 3000® Index[5,9]	–	–	–	–	16.22	14.37	13.40	**	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.
**	Return is based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2018[10]

Please see footnotes on pages 22-23.

18	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Target 2060 Fund

Average annual total returns (%) as of February 28, 2018

		Including sales charge		Excluding sales charge			Expense ratios[14] (%)
	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[4]
Class A (WFAFX)	6-30-2015	5.77	5.58	12.20	7.95		2.25	0.65
Class C (WFCFX)	6-30-2015	10.37	7.13	11.37	7.13		3.00	1.40
Class R (WFRFX)	6-30-2015	–	–	11.90	7.64		2.50	0.90
Class R4 (WFSFX)	6-30-2015	–	–	12.61	8.30		1.97	0.34
Class R6 (WFUFX)	6-30-2015	–	–	12.70	8.43		1.82	0.19
Administrator Class (WFDFX)	6-30-2015	–	–	12.27	8.06		2.17	0.54
Wells Fargo Target 2060 Blended Index[5]*	–	–	–	–	–		–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	0.51	1.75	**	–	–
S&P 500 Index[5,7]	–	–	–	15.71	13.18	**	–	–
Dow Jones Global Target 2060 Index[5,8]	–	–	–	15.71	9.49	**	–	–
Russell 3000® Index[5,9]	–	–	–	16.22	12.37	**	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.
**	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2018[10]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	19

MANAGER’S DISCUSSION

Highlights

On July 14, 2017, Wells Fargo Funds implemented several previously announced enhancements and a name change for the Wells Fargo Dow Jones Target Date Funds. The funds are now called the Wells Fargo Target Date Funds, and all fund assets transitioned to the new underlying strategies on July 14, 2017. The following changes were implemented:

∎	Wells Capital Management, Inc., replaced Global Index Advisors, Inc., as the Funds’ subadvisor, and the Wells Fargo Asset Management’s Multi-Asset Solutions team began managing the Funds.

∎	Changes were made to the glide path seeking to better balance higher potential returns and long- and short-term risks while remaining conservative relative to many target date solutions.

∎	While continuing their diversified stock and bond exposure, the Funds gained the ability to add new subasset classes, seeking better diversification. Subasset-class-exposures changed with the roll down of the glide path; changing from focusing on return potential earlier in the glide path to focusing on capital preservation later in the glide path.

∎	Factor-based indexing was introduced so that subasset classes use factor-based indexes for equity exposures and certain fixed-income exposures. Factor-based equity indexes seek to provide stronger risk-adjusted returns than the market-capitalization-weighted indexes formerly used by the Funds. Factor-based fixed-income indexes for the U.S. investment-grade and high-yield corporate bond allocations seek to improve diversification and liquidity.

∎	Net operating expenses were reduced across all share classes of the Funds.

∎	The distribution frequency for most Funds in the suite will change to annually.

The Wells Fargo Target Date Funds seek to manage the asset allocation and risk profile of multi-asset-class funds for investors as they save for their target retirement date. The strategic asset allocations are designed to provide high levels of diversification across equity, fixed-income, and alternative investments. Our approach to portfolio construction helps investors make more aggressive allocations when they may be most beneficial while remaining diversified to manage risks during bear markets.

All of the Wells Fargo Target Date Funds invest at different allocation levels in the same underlying portfolios that seek to replicate indices comprising a blend of factor-enhanced equity and factor-enhanced bond investments, including domestic, international, and emerging market equities and debt. The breadth and depth of diversification and disciplined asset allocation help manage risk but do not eliminate it. The factor-enhanced equity indices contain a broad mix of large-cap, mid-cap, small-cap, growth, value, and international stocks, including emerging markets. The fixed-income indices invest in several types of fixed-income securities, including U.S. and non-U.S. government bonds, corporate bonds, and high-yield securities. In addition, depending on the number of years to the target retirement date, the portfolios invest in real estate investment trusts and Treasury Inflation-Protected Securities.

The Funds address investment risk through diversification and disciplined asset allocation.

The Wells Fargo Target Date Funds are designed to become more conservative as a fund moves down the glide path and its target date approaches. Our goal is to manage the relative risk of each Fund as dictated by the glide path—a fund’s targeted risk is not the same as a fund’s equity allocation percentage because fixed-income securities, alternative investments, and cash equivalents carry risks. While asset allocation and diversification do not ensure or guarantee better performance and cannot eliminate the risk of investment losses, on a monthly basis, we adjust each Target Date Fund’s allocations to equities, fixed income, alternatives, and cash equivalents in response to changing market conditions and the Fund’s movement down the strategic glide path.

Global equity markets hit record highs while bond market returns trailed.

For the 12-month period that ended February 28, 2018, each Wells Fargo Target Date Fund posted positive returns before expenses, with the longer-dated Funds generating higher absolute returns due to their higher equity allocations. After

Please see footnotes on pages 22-23.

20	Wells Fargo Target Date Funds	Performance highlights (unaudited)

adjusting for expenses, returns for the Wells Fargo Target Date Funds relative to their respective indices trailed. For Class R6 shares, relative underperformance ranged from 47 basis points (bps; 100 bps equal 1.00%) to 95 bps. In general, the relative performance of the longer-dated Funds lagged the shorter-dated Funds due to their relatively higher allocations to equities.

Global equity markets posted double-digit returns during the period. Domestically, the S&P 500 Index rose 17.10%. The Russell 2000® Index16 returned 10.51%. Foreign markets also had strong positive returns, with the MSCI EAFE Index (Net)17 gaining 20.13% and the MSCI EM Index (Net)18 rising 30.51%. Global bond markets trailed, with the Bloomberg Barclays U.S. Aggregate Bond Index rising 0.51% while the Bloomberg Barclays Global Treasury: Majors ex U.S. Index19 returned 9.73%.

During the period, the Funds with larger equity allocations achieved higher absolute returns than the Funds with lower equity allocations. The Target 2050 Fund, Target 2055 Fund, and Target 2060 Fund, which had not begun to move down the glide path, had the highest total equity exposures over the past 12 months. Starting with the Target 2045 Fund, each Fund moved down its respective glide path during the period. Overall, this movement decreased the equity allocations and reduced the risk profiles of each of these Funds. The shortest-dated Target Today Fund remained invested at its minimum allowable equity allocation during the period. On a risk-adjusted basis, and through a full market cycle, we believe these factors to be the strongest drivers of returns while providing diversification from idiosyncratic risks.

Global macroeconomic conditions continue to be supportive for growth.

Equity markets have had a significant run up in performance during the past year. Although there was a market correction in February 2018, global macroeconomic conditions continue to be supportive for global growth. The Wells Fargo Target Date Funds are designed to address the needs of investors as they save for their long-term retirement goals. The Funds’ strategic allocations aim to capture broad-based diversified growth through multiple market cycles. In the current global environment, we believe the Target Date Funds are positioned for growth.

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	21

Portfolio allocation as of February 28, 201820

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 22-23.

22	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

‡	The subadviser and portfolio managers began management of each Fund effective July 14, 2017.

[1]	The Funds are fund-of-funds that invest in various affiliated master portfolios which in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying affiliated master portfolios in which the Funds invest.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[3]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.15% of acquired fund fees and expenses which represent the net expenses from the underlying affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has committed through July 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the underlying affiliated master portfolios invest, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Net expenses from the underlying affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[5]	Effective July 14, 2017, each Fund replaced the respective Dow Jones Global Target Date Index and the Russell 3000® Index with the respective Wells Fargo Blended Index and the S&P 500 Index in order to better align with the changes to each Fund’s investment strategy. See Appendix for additional details on Wells Fargo Target Date Blended Indexes.

[6]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[7]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[8]	The Dow Jones Global Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

[9]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[10]	The chart compares the performance of the Class A shares for the last 10 years or since inception with the respective Wells Fargo Target Blended Index, the Bloomberg Barclays U.S. Aggregate Bond Index, the S&P 500 Index, the Dow Jones Global Target Date Index, and the Russell 3000® Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[11]	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns for Class R4 shares would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	23

[12]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.16% of acquired fund fees and expenses which represent the net expenses from the underlying affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[13]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[14]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.17% of acquired fund fees and expenses which represent the net expenses fromthe underlying affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[15]	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. If these expenses had not been included, returns for Class R4 shares would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[16]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[17]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[18]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[19]	The Bloomberg Barclays Global Treasury: Majors ex U.S. Index consists of securities in the following Global Treasury indexes: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden and the United Kingdom. To be included in the index, securities must have at least one year to maturity and must meet specified liquidity requirements that vary by country and that are recalculated annually. You cannot invest directly in an index.

[20]	Each chart represents the composite of the portfolio allocations of the affiliated master portfolios in which the Fund invests and is calculated based on the total investments of the underlying affiliated master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See the Portfolio of investments of each underlying affiliated master portfolio which is also included in this report.

24	Wells Fargo Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,001.65	$3.23	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class C
Actual	$1,000.00	$998.11	$6.94	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Class R
Actual	$1,000.00	$1,000.30	$4.46	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class R4
Actual	$1,000.00	$1,002.32	$1.69	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%
Class R6
Actual	$1,000.00	$1,003.81	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Administrator Class
Actual	$1,000.00	$1,002.58	$2.68	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%

Please see footnote on page 30.

Fund expenses (unaudited)	Wells Fargo Target Date Funds	25

Target 2010 Fund	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,005.31	$3.23	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class C
Actual	$1,000.00	$1,001.72	$6.95	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Class R
Actual	$1,000.00	$1,003.87	$4.47	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class R4
Actual	$1,000.00	$1,006.52	$1.69	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%
Class R6
Actual	$1,000.00	$1,006.92	$0.95	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Administrator Class
Actual	$1,000.00	$1,005.28	$2.69	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%
Target 2015 Fund
Class A
Actual	$1,000.00	$1,008.29	$3.24	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class R
Actual	$1,000.00	$1,007.30	$4.48	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class R4
Actual	$1,000.00	$1,010.21	$1.69	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%
Class R6
Actual	$1,000.00	$1,011.49	$0.95	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Administrator Class
Actual	$1,000.00	$1,009.20	$2.69	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%

Please see footnote on page 30.

26	Wells Fargo Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,018.36	$3.25	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class C
Actual	$1,000.00	$1,015.08	$7.00	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Class R
Actual	$1,000.00	$1,016.96	$4.50	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class R4
Actual	$1,000.00	$1,019.99	$1.70	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%
Class R6
Actual	$1,000.00	$1,021.10	$0.95	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Administrator Class
Actual	$1,000.00	$1,018.62	$2.70	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,030.56	$3.27	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class R
Actual	$1,000.00	$1,028.03	$4.48	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.47	0.89%
Class R4
Actual	$1,000.00	$1,031.13	$1.71	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%
Class R6
Actual	$1,000.00	$1,032.19	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Administrator Class
Actual	$1,000.00	$1,031.14	$2.72	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%

Please see footnote on page 30.

Fund expenses (unaudited)	Wells Fargo Target Date Funds	27

Target 2030 Fund	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,041.11	$3.29	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class C
Actual	$1,000.00	$1,036.74	$7.07	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Class R
Actual	$1,000.00	$1,039.77	$4.55	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class R4
Actual	$1,000.00	$1,042.33	$1.72	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%
Class R6
Actual	$1,000.00	$1,043.51	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Administrator Class
Actual	$1,000.00	$1,041.28	$2.73	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,049.78	$3.30	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class R
Actual	$1,000.00	$1,048.72	$4.57	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class R4
Actual	$1,000.00	$1,051.40	$1.73	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%
Class R6
Actual	$1,000.00	$1,052.88	$0.97	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Administrator Class
Actual	$1,000.00	$1,050.02	$2.75	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%

Please see footnote on page 30.

28	Wells Fargo Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,055.91	$3.31	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class C
Actual	$1,000.00	$1,051.50	$7.12	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.01	1.40%
Class R
Actual	$1,000.00	$1,054.54	$4.58	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class R4
Actual	$1,000.00	$1,057.08	$1.73	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%
Class R6
Actual	$1,000.00	$1,057.75	$0.97	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Administrator Class
Actual	$1,000.00	$1,056.25	$2.75	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,060.04	$3.32	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class R
Actual	$1,000.00	$1,058.90	$4.59	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class R4
Actual	$1,000.00	$1,061.84	$1.74	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%
Class R6
Actual	$1,000.00	$1,063.05	$0.97	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Administrator Class
Actual	$1,000.00	$1,060.05	$2.76	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%

Please see footnote on page 30.

Fund expenses (unaudited)	Wells Fargo Target Date Funds	29

Target 2050 Fund	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,061.05	$3.32	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class C
Actual	$1,000.00	$1,056.97	$7.14	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.01	1.40%
Class R
Actual	$1,000.00	$1,058.71	$4.60	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class R4
Actual	$1,000.00	$1,062.50	$1.74	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%
Class R6
Actual	$1,000.00	$1,062.61	$0.97	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Administrator Class
Actual	$1,000.00	$1,060.16	$2.76	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,060.06	$3.32	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class R
Actual	$1,000.00	$1,059.60	$4.60	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class R4
Actual	$1,000.00	$1,061.84	$1.74	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%
Class R6
Actual	$1,000.00	$1,062.93	$0.97	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Administrator Class
Actual	$1,000.00	$1,060.62	$2.76	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%

Please see footnote on page 30.

30	Wells Fargo Target Date Funds	Fund expenses (unaudited)

Target 2060 Fund	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,060.22	$3.32	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class C
Actual	$1,000.00	$1,056.18	$7.14	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.01	1.40%
Class R
Actual	$1,000.00	$1,058.56	$4.60	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class R4
Actual	$1,000.00	$1,061.93	$1.74	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%
Class R6
Actual	$1,000.00	$1,062.92	$0.97	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Administrator Class
Actual	$1,000.00	$1,060.67	$2.76	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	31

TARGET TODAY FUND

Security name	Value

Investment Companies: 100.14%

Affiliated Master Portfolios: 100.14%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$44,059,225
Wells Fargo Emerging Markets Bond Portfolio	3,745,866
Wells Fargo Factor Enhanced Emerging Markets Portfolio	2,803,749
Wells Fargo Factor Enhanced International Portfolio	9,370,784
Wells Fargo Factor Enhanced Large Cap Portfolio	18,094,747
Wells Fargo Factor Enhanced Small Cap Portfolio	4,475,332
Wells Fargo High Yield Corporate Bond Portfolio	3,747,639
Wells Fargo Investment Grade Corporate Bond Portfolio	22,908,825
Wells Fargo Strategic Retirement Bond Portfolio	14,880,264
Wells Fargo U.S. REIT Portfolio	3,125,117

Total Investment Companies (Cost $121,570,798)	127,211,548

Total investments in securities (Cost $121,570,798)	100.14%	127,211,548
Other assets and liabilities, net	(0.14)	(183,710)

Total net assets	100.00%	$127,027,838

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Securities lending income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	4.29%	$(2,019,634)	$803,060	$672,654	$0	$0	$44,059,225
Wells Fargo Diversified Fixed Income Portfolio *	6.19	0.00	(770,319)	1,771,874	1,595,364	0	604
Wells Fargo Diversified Stock Portfolio *	1.38	0.00	22,608,504	(20,188,812)	1,821	557,940	8,867
Wells Fargo Emerging Markets Bond Portfolio	0.00	5.00	437,529	(497,870)	126,301	0	0	3,745,866
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	0.77	181,942	93,921	523	41,520	0	2,803,749
Wells Fargo Factor Enhanced International Portfolio	0.00	0.82	369,334	314,043	1,647	133,682	0	9,370,784
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	0.95	(507,443)	2,310,486	3,198	270,688	0	18,094,747
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	0.98	121,179	162,757	1,131	45,949	0	4,475,332
Wells Fargo High Yield Corporate Bond Portfolio	0.00	2.87	100,396	(235,203)	185,404	0	0	3,747,639
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	4.96	(924,476)	335,075	596,579	0	0	22,908,825
Wells Fargo Short-Term Investment Portfolio *	28.17	0.00	10,227	(18,736)	701,518	0	0
Wells Fargo Strategic Retirement Bond Portfolio	0.00	11.79	648,274	(936,722)	175,897	0	0	14,880,264
Wells Fargo U.S. REIT Portfolio	0.00	4.72	129,540	(454,996)	243	66,054	0	3,125,117

			$20,385,053	$(16,541,123)	$4,062,280	$1,115,833	$9,471	$127,211,548	100.14%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

TARGET 2010 FUND

Security name	Value

Investment Companies: 99.62%

Affiliated Master Portfolios: 99.62%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$47,633,849
Wells Fargo Emerging Markets Bond Portfolio	4,045,119
Wells Fargo Factor Enhanced Emerging Markets Portfolio	3,409,460
Wells Fargo Factor Enhanced International Portfolio	11,360,573
Wells Fargo Factor Enhanced Large Cap Portfolio	22,013,896
Wells Fargo Factor Enhanced Small Cap Portfolio	5,468,325
Wells Fargo High Yield Corporate Bond Portfolio	4,047,020
Wells Fargo Investment Grade Corporate Bond Portfolio	24,779,289
Wells Fargo Strategic Retirement Bond Portfolio	16,091,353
Wells Fargo U.S. REIT Portfolio	3,810,632

Total Investment Companies (Cost $123,896,702)	142,659,516

Total investments in securities (Cost $123,896,702)	99.62%	142,659,516
Other assets and liabilities, net	0.38	547,126

Total net assets	100.00%	$143,206,642

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Securities lending income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	4.64%	$(1,553,404)	$258,200	$735,322	$0	$0	$47,633,849
Wells Fargo Diversified Fixed Income Portfolio *	3.93	0.00	(652,795)	1,382,853	993,358	(739)	374
Wells Fargo Diversified Stock Portfolio *	0.87	0.00	23,443,265	(21,680,748)	1,148	337,117	5,305
Wells Fargo Emerging Markets Bond Portfolio	0.00	5.40	715,866	(781,437)	138,409	0	0	4,045,119
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	0.94	215,263	133,581	676	54,325	0	3,409,460
Wells Fargo Factor Enhanced International Portfolio	0.00	1.00	113,120	790,287	2,123	176,252	0	11,360,573
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	1.15	(2,138,630)	4,491,494	4,176	353,051	0	22,013,896
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	1.20	121,180	267,053	1,487	59,985	0	5,468,325
Wells Fargo High Yield Corporate Bond Portfolio	0.00	3.10	256,197	(404,617)	202,641	0	0	4,047,020
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	5.36	(46,836)	(589,435)	653,008	0	0	24,779,289
Wells Fargo Short-Term Investment Portfolio *	14.06	0.00	6,728	(8,303)	362,788	0	0
Wells Fargo Strategic Retirement Bond Portfolio	0.00	12.75	1,284,165	(1,590,930)	192,055	0	0	16,091,353
Wells Fargo U.S. REIT Portfolio	0.00	5.76	295,505	(697,955)	316	86,192	0	3,810,632

			$22,059,624	$(18,429,957)	$3,287,507	$1,066,183	$5,679	$142,659,516	99.62%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	33

TARGET 2015 FUND

Security name	Value

Investment Companies: 100.92%

Affiliated Master Portfolios: 100.92%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$50,693,017
Wells Fargo Emerging Markets Bond Portfolio	4,299,829
Wells Fargo Factor Enhanced Emerging Markets Portfolio	4,582,744
Wells Fargo Factor Enhanced International Portfolio	15,258,673
Wells Fargo Factor Enhanced Large Cap Portfolio	29,516,116
Wells Fargo Factor Enhanced Small Cap Portfolio	7,297,353
Wells Fargo High Yield Corporate Bond Portfolio	4,307,403
Wells Fargo Investment Grade Corporate Bond Portfolio	26,374,384
Wells Fargo Strategic Retirement Bond Portfolio	17,126,928
Wells Fargo U.S. REIT Portfolio	5,111,709

Total Investment Companies (Cost $151,394,743)	164,568,156

Total investments in securities (Cost $151,394,743)	100.92%	164,568,156
Other assets and liabilities, net	(0.92)	(1,507,044)

Total net assets	100.00%	$163,061,112

Investments in Affiliates

Transaction with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Securities lending income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	4.94%	$(383,322)	$(712,585)	$792,541	$0	$0	$50,693,017
Wells Fargo Diversified Fixed Income Portfolio *	6.00	0.00	(1,219,922)	2,387,694	1,498,256	0	587
Wells Fargo Diversified Stock Portfolio *	1.00	0.00	40,441,798	(38,743,070)	1,883	558,375	8,862
Wells Fargo Emerging Markets Bond Portfolio	0.00	5.74	(28,281)	(32,208)	147,623	0	0	4,299,829
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	1.26	384,321	148,868	52,701	72,431	0	4,582,744
Wells Fargo Factor Enhanced International Portfolio	0.00	1.34	1,404,247	(375,136)	2,829	232,952	0	15,258,673
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	1.55	853,120	1,575,387	5,567	469,108	0	29,516,116
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	1.60	366,252	260,736	1,988	79,086	0	7,297,353
Wells Fargo High Yield Corporate Bond Portfolio	0.00	3.30	(114,454)	(43,678)	214,808	1,341	0	4,307,403
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	5.71	169,514	566,520	696,981	16	0	26,374,384
Wells Fargo Short-Term Investment Portfolio *	10.00	0.00	0	(1,176)	282,138	0	0
Wells Fargo Strategic Retirement Bond Portfolio	0.00	13.57	(261,401)	(34,526)	206,354	0	0	17,126,928
Wells Fargo U.S. REIT Portfolio	0.00	7.72	(658,921)	105,446	427	113,444	0	5,111,709

			$40,952,951	$(34,897,728)	$3,904,096	$1,526,753	$9,449	$164,568,156	100.92%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

TARGET 2020 FUND

Security name	Value

Investment Companies: 100.06%

Affiliated Master Portfolios: 100.06%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$239,032,862
Wells Fargo Emerging Markets Bond Portfolio	20,210,555
Wells Fargo Factor Enhanced Emerging Markets Portfolio	29,641,030
Wells Fargo Factor Enhanced International Portfolio	98,764,013
Wells Fargo Factor Enhanced Large Cap Portfolio	185,545,561
Wells Fargo Factor Enhanced Small Cap Portfolio	46,520,533
Wells Fargo High Yield Corporate Bond Portfolio	20,217,612
Wells Fargo Investment Grade Corporate Bond Portfolio	124,340,876
Wells Fargo Strategic Retirement Bond Portfolio	60,092,230
Wells Fargo U.S. REIT Portfolio	23,585,286

Total Investment Companies (Cost $797,721,462)	847,950,558

Total investments in securities (Cost $797,721,462)	100.06%	847,950,558
Other assets and liabilities, net	(0.06)	(501,770)

Total net assets	100.00%	$847,448,788

Investments in Affiliates

Transaction with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Securities lending income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	23.29%	$1,604,992	$(7,970,878)	$3,929,658	$0	$0	$239,032,862
Wells Fargo Diversified Fixed Income Portfolio *	31.00	0.00	(5,802,700)	12,540,357	8,622,360	0	3,234
Wells Fargo Diversified Stock Portfolio *	9.00	0.00	175,039,264	(156,379,753)	12,382	3,642,869	57,888
Wells Fargo Emerging Markets Bond Portfolio	0.00	26.96	203,225	(531,132)	676,564	0	0	20,210,555
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	8.15	1,793,709	1,338,154	5,933	489,677	0	29,641,030
Wells Fargo Factor Enhanced International Portfolio	0.00	8.68	2,973,664	5,007,232	18,585	1,532,339	0	98,764,013
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	9.72	(12,496,999)	32,341,956	35,186	2,971,188	0	185,545,561
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	10.19	1,385,593	1,778,854	12,585	506,255	0	46,520,533
Wells Fargo High Yield Corporate Bond Portfolio	0.00	15.50	(196,613)	(539,412)	985,247	6,142	0	20,217,612
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	26.91	3,403,147	(6,573,450)	3,214,673	71	0	124,340,876
Wells Fargo Short-Term Investment Portfolio *	10.00	0.00	6,388	(7,678)	213,554	0	0
Wells Fargo Strategic Retirement Bond Portfolio	0.00	47.61	107,934	(1,128,591)	620,610	0	0	60,092,230
Wells Fargo U.S. REIT Portfolio	0.00	35.62	(2,407,132)	(25,236)	1,784	480,285	0	23,585,286

			$165,614,472	$(120,149,577)	$18,349,121	$9,628,826	$61,122	$847,950,558	100.06%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	35

TARGET 2025 FUND

Security name	Value

Investment Companies: 100.88%

Affiliated Master Portfolios: 100.88%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$111,638,243
Wells Fargo Emerging Markets Bond Portfolio	9,405,970
Wells Fargo Factor Enhanced Emerging Markets Portfolio	20,766,537
Wells Fargo Factor Enhanced International Portfolio	69,219,175
Wells Fargo Factor Enhanced Large Cap Portfolio	124,733,476
Wells Fargo Factor Enhanced Small Cap Portfolio	30,990,576
Wells Fargo High Yield Corporate Bond Portfolio	9,399,726
Wells Fargo Investment Grade Corporate Bond Portfolio	58,109,734
Wells Fargo Strategic Retirement Bond Portfolio	12,802,845
Wells Fargo U.S. REIT Portfolio	7,269,788

Total Investment Companies (Cost $414,360,399)	454,336,070

Total investments in securities (Cost $414,360,399)	100.88%	454,336,070
Other assets and liabilities, net	(0.88)	(3,947,007)

Total net assets	100.00%	$450,389,063

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Securities lending income from affiliates allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	10.88%	$(8,880,297)	$5,937,575	$1,722,065	$0	$0	$111,638,243
Wells Fargo Diversified Fixed Income Portfolio *	15.23	0.00	(3,664,326)	7,045,777	4,485,776	0	1,622
Wells Fargo Diversified Stock Portfolio *	7.69	0.00	193,830,634	(178,570,535)	10,210	3,035,268	48,072
Wells Fargo Emerging Markets Bond Portfolio	0.00	12.55	4,560,706	(4,704,746)	319,545	0	0	9,405,970
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	5.71	2,043,032	180,951	4,209	338,019	0	20,766,537
Wells Fargo Factor Enhanced International Portfolio	0.00	6.08	2,636,373	2,918,384	13,105	1,084,203	0	69,219,175
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	6.53	897,615	12,318,363	23,939	2,018,096	0	124,733,476
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	6.79	1,482,857	511,842	8,600	341,104	0	30,990,576
Wells Fargo High Yield Corporate Bond Portfolio	0.00	7.21	1,951,968	(2,305,186)	465,433	2,925	0	9,399,726
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	12.58	(932,709)	(535,488)	1,530,101	35	0	58,109,734
Wells Fargo Short-Term Investment Portfolio *	5.69	0.00	3,059	(3,954)	128,979	0	0
Wells Fargo Strategic Retirement Bond Portfolio	0.00	10.14	3,357,499	(3,552,844)	118,864	0	0	12,802,845
Wells Fargo U.S. REIT Portfolio	0.00	10.98	4,108,629	(4,828,726)	501	129,742	0	7,269,788

			$201,395,040	$(165,588,587)	$8,831,327	$6,949,392	$49,694	$454,336,070	100.88%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

TARGET 2030 FUND

Security name	Value

Investment Companies: 100.02%

Affiliated Master Portfolios: 100.02%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$194,539,716
Wells Fargo Emerging Markets Bond Portfolio	16,337,162
Wells Fargo Factor Enhanced Emerging Markets Portfolio	54,502,388
Wells Fargo Factor Enhanced International Portfolio	182,836,992
Wells Fargo Factor Enhanced Large Cap Portfolio	315,002,486
Wells Fargo Factor Enhanced Small Cap Portfolio	78,415,735
Wells Fargo High Yield Corporate Bond Portfolio	16,348,312
Wells Fargo Investment Grade Corporate Bond Portfolio	101,224,622
Wells Fargo Strategic Retirement Bond Portfolio	5,230,727
Wells Fargo U.S. REIT Portfolio	3,827,498

Total Investment Companies (Cost $903,930,548)	968,265,638

Total investments in securities (Cost $903,930,548)	100.02%	968,265,638
Other assets and liabilities, net	(0.02)	(195,059)

Total net assets	100.00%	$968,070,579

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Securities lending income from affiliates allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	18.95%	$1,697,566	$(6,854,098)	$2,923,367	$0	$0	$194,539,716
Wells Fargo Diversified Fixed Income Portfolio *	21.11	0.00	(4,019,131)	8,713,555	6,276,461	0	2,256
Wells Fargo Diversified Stock Portfolio *	19.82	0.00	290,447,549	(250,374,364)	26,572	7,858,510	123,878
Wells Fargo Emerging Markets Bond Portfolio	0.00	21.80	198,102	(468,257)	544,440	0	0	16,337,162
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	14.99	2,125,115	3,551,425	10,892	869,065	0	54,502,388
Wells Fargo Factor Enhanced International Portfolio	0.00	16.07	(284,817)	14,887,366	34,460	2,839,101	0	182,836,992
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	16.49	(25,174,263)	58,711,936	59,663	5,043,844	0	315,002,486
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	17.18	149,857	5,198,612	21,260	857,815	0	78,415,735
Wells Fargo High Yield Corporate Bond Portfolio	0.00	12.53	(117,895)	(478,844)	797,536	0	0	16,348,312
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	21.91	2,757,706	(5,334,870)	2,595,969	0	0	101,224,622
Wells Fargo Short-Term Investment Portfolio *	10.79	0.00	6,239	(7,677)	245,006	0	0
Wells Fargo Strategic Retirement Bond Portfolio	0.00	4.14	464,243	(526,518)	33,517	0	0	5,230,727
Wells Fargo U.S. REIT Portfolio	0.00	5.78	421,868	(772,558)	184	46,760	0	3,827,498

			$268,672,139	$(173,754,292)	$13,569,327	$17,515,095	$126,134	$968,265,638	100.02%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	37

TARGET 2035 FUND

Security name	Value

Investment Companies: 101.21%

Affiliated Master Portfolios: 101.21%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$61,499,047
Wells Fargo Emerging Markets Bond Portfolio	5,182,288
Wells Fargo Factor Enhanced Emerging Markets Portfolio	28,690,416
Wells Fargo Factor Enhanced International Portfolio	96,115,631
Wells Fargo Factor Enhanced Large Cap Portfolio	159,480,185
Wells Fargo Factor Enhanced Small Cap Portfolio	39,357,383
Wells Fargo High Yield Corporate Bond Portfolio	5,184,740
Wells Fargo Investment Grade Corporate Bond Portfolio	31,975,607

Total Investment Companies (Cost $398,343,365)	427,485,297

Total investments in securities (Cost $398,343,365)	101.21%	427,485,297
Other assets and liabilities, net	(1.21)	(5,108,676)

Total net assets	100.00%	$422,376,621

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Securities lending income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	5.99%	$(2,297,599)	$756,687	$872,683	$0	$0	$61,499,047
Wells Fargo Diversified Fixed Income Portfolio *	6.47	0.00	(1,307,666)	2,764,935	1,961,625	0	700
Wells Fargo Diversified Stock Portfolio *	11.02	0.00	159,689,346	(137,213,529)	15,030	4,454,648	70,416
Wells Fargo Emerging Markets Bond Portfolio	0.00	6.91	5,163,777	(5,246,796)	162,522	0	0	5,182,288
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	7.89	4,307,274	(1,415,144)	5,553	448,689	0	28,690,416
Wells Fargo Factor Enhanced International Portfolio	0.00	8.45	(4,065,922)	11,157,731	17,424	1,437,109	0	96,115,631
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	8.35	(21,749,354)	37,416,142	29,209	2,461,581	0	159,480,185
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	8.62	2,544,695	(243,803)	10,459	415,296	0	39,357,383
Wells Fargo High Yield Corporate Bond Portfolio	0.00	3.97	2,614,420	(2,799,838)	238,315	0	0	5,184,740
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	6.92	2,491,665	(3,286,216)	774,585	0	0	31,975,607
Wells Fargo Short-Term Investment Portfolio *	4.88	0.00	1,375	(2,121)	112,546	0	0

			$147,392,011	$(98,111,952)	$4,199,951	$9,217,323	$71,116	$427,485,297	101.21%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

TARGET 2040 FUND

Security name	Value

Investment Companies: 100.06%

Affiliated Master Portfolios: 100.06%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$85,098,895
Wells Fargo Emerging Markets Bond Portfolio	7,171,073
Wells Fargo Factor Enhanced Emerging Markets Portfolio	62,708,063
Wells Fargo Factor Enhanced International Portfolio	209,243,905
Wells Fargo Factor Enhanced Large Cap Portfolio	336,418,216
Wells Fargo Factor Enhanced Small Cap Portfolio	83,352,007
Wells Fargo High Yield Corporate Bond Portfolio	7,174,467
Wells Fargo Investment Grade Corporate Bond Portfolio	44,245,937

Total Investment Companies (Cost $779,416,056)	835,412,563

Total investments in securities (Cost $779,416,056)	100.06%	835,412,563
Other assets and liabilities, net	(0.06)	(472,452)

Total net assets	100.00%	$834,940,111

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Securities lending income from affiliates allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	8.29%	$1,180,393	$(3,424,993)	$1,256,710	$0	$0	$85,098,895
Wells Fargo Diversified Fixed Income Portfolio *	6.98	0.00	(1,337,492)	2,923,324	2,133,970	0	758
Wells Fargo Diversified Stock Portfolio *	22.37	0.00	271,483,745	(224,990,978)	30,796	9,084,230	143,084
Wells Fargo Emerging Markets Bond Portfolio	0.00	9.57	132,461	(253,574)	234,466	0	0	7,171,073
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	17.25	2,747,111	3,508,942	12,163	963,859	0	62,708,063
Wells Fargo Factor Enhanced International Portfolio	0.00	18.39	(886,324)	16,504,982	38,308	3,125,358	0	209,243,905
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	17.62	(31,567,906)	65,764,479	61,629	5,219,922	0	336,418,216
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	18.26	441,325	4,930,291	21,870	888,991	0	83,352,007
Wells Fargo High Yield Corporate Bond Portfolio	0.00	5.50	(226)	(260,045)	343,546	0	0	7,174,467
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	9.58	1,323,109	(2,443,248)	1,115,468	0	0	44,245,937
Wells Fargo Short-Term Investment Portfolio *	8.59	0.00	4,590	(5,696)	198,464	0	0

			$243,520,786	$(137,746,516)	$5,447,390	$19,282,360	$143,842	$835,412,563	100.06%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	39

TARGET 2045 FUND

Security name	Value

Investment Companies: 101.54%

Affiliated Master Portfolios: 101.54%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$19,984,141
Wells Fargo Emerging Markets Bond Portfolio	1,684,936
Wells Fargo Factor Enhanced Emerging Markets Portfolio	22,209,328
Wells Fargo Factor Enhanced International Portfolio	74,371,689
Wells Fargo Factor Enhanced Large Cap Portfolio	117,429,120
Wells Fargo Factor Enhanced Small Cap Portfolio	28,989,974
Wells Fargo High Yield Corporate Bond Portfolio	1,685,433
Wells Fargo Investment Grade Corporate Bond Portfolio	10,390,495

Total Investment Companies (Cost $260,512,080)	276,745,116

Total investments in securities (Cost $260,512,080)	101.54%	276,745,116
Other assets and liabilities, net	(1.54)	(4,204,999)

Total net assets	100.00%	$272,540,117

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Securities lending income from affiliates allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	1.95%	$178,891	$(682,494)	$282,838	$0	$0	$19,984,141
Wells Fargo Diversified Fixed Income Portfolio *	1.47	0.00	(288,158)	623,696	450,880	0	161
Wells Fargo Diversified Stock Portfolio *	9.08	0.00	105,775,553	(87,103,251)	12,496	3,710,425	58,703
Wells Fargo Emerging Markets Bond Portfolio	0.00	2.25	22,762	(49,936)	52,645	0	0	1,684,936
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	6.11	724,177	1,435,347	4,234	342,033	0	22,209,328
Wells Fargo Factor Enhanced International Portfolio	0.00	6.54	(1,423,513)	6,718,907	13,254	1,093,678	0	74,371,689
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	6.15	(13,841,135)	25,064,489	21,204	1,786,625	0	117,429,120
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	6.35	(254,125)	1,896,519	7,604	301,578	0	28,989,974
Wells Fargo High Yield Corporate Bond Portfolio	0.00	1.29	(8,733)	(51,314)	77,156	0	0	1,685,433
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	2.25	197,101	(456,037)	250,953	0	0	10,390,495
Wells Fargo Short-Term Investment Portfolio *	3.20	0.00	1,312	(1,802)	74,095	0	0

			$91,084,132	$(52,605,876)	$1,247,359	$7,234,339	$58,864	$276,745,116	101.54%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

TARGET 2050 FUND

Security name	Value

Investment Companies: 100.03%

Affiliated Master Portfolios: 100.03%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$27,199,271
Wells Fargo Emerging Markets Bond Portfolio	2,292,015
Wells Fargo Factor Enhanced Emerging Markets Portfolio	37,530,412
Wells Fargo Factor Enhanced International Portfolio	125,526,171
Wells Fargo Factor Enhanced Large Cap Portfolio	196,048,444
Wells Fargo Factor Enhanced Small Cap Portfolio	48,613,830
Wells Fargo High Yield Corporate Bond Portfolio	2,293,100
Wells Fargo Investment Grade Corporate Bond Portfolio	14,141,849

Total Investment Companies (Cost $416,127,098)	453,645,092

Total investments in securities (Cost $416,127,098)	100.03%	453,645,092
Other assets and liabilities, net	(0.03)	(153,229)

Total net assets	100.00%	$453,491,863

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Securities lending income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	2.65%	$(291,013)	$(445,977)	$423,140	$0	$0	$27,199,271
Wells Fargo Diversified Fixed Income Portfolio *	1.45	0	(309,291)	636,971	441,504	(317)	157
Wells Fargo Diversified Stock Portfolio *	13.92	0	184,342,075	(155,049,717)	18,661	5,767,245	90,925
Wells Fargo Emerging Markets Bond Portfolio	0.00	3.06	(14,469)	(22,072)	78,977	0	0	2,292,015
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	10.32	1,130,274	2,525,665	7,200	569,042	0	37,530,412
Wells Fargo Factor Enhanced International Portfolio	0.00	11.03	(462,775)	9,516,418	22,650	1,846,974	0	125,526,171
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	10.27	(9,398,718)	28,921,092	35,422	3,004,955	0	196,048,444
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	10.65	(245,967)	3,300,366	12,570	512,270	0	48,613,830
Wells Fargo High Yield Corporate Bond Portfolio	0.00	1.76	(58,442)	(26,587)	115,695	0	0	2,293,100
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	3.06	(28,544)	(324,632)	375,339	0	0	14,141,849
Wells Fargo Short-Term Investment Portfolio *	4.73	0	476	(1,116)	110,838	0	0

			$174,663,606	$(110,969,589)	$1,641,996	$11,700,169	$91,082	$453,645,092	100.03%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	41

TARGET 2055 FUND

Security name	Value

Investment Companies: 100.72%

Affiliated Master Portfolios: 100.72%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$5,381,642
Wells Fargo Emerging Markets Bond Portfolio	455,068
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7,349,738
Wells Fargo Factor Enhanced International Portfolio	24,617,609
Wells Fargo Factor Enhanced Large Cap Portfolio	38,416,938
Wells Fargo Factor Enhanced Small Cap Portfolio	9,550,202
Wells Fargo High Yield Corporate Bond Portfolio	454,765
Wells Fargo Investment Grade Corporate Bond Portfolio	2,798,486

Total Investment Companies (Cost $86,652,552)	89,024,448

Total investments in securities (Cost $86,652,552)	100.72%	89,024,448
Other assets and liabilities, net	(0.72)	(640,426)

Total net assets	100.00%	$88,384,022

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Securities lending income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	0.52%	$8,493	$(146,587)	$73,347	$0	$0	$5,381,642
Wells Fargo Diversified Fixed Income Portfolio *	0.25	0.00	(60,109)	120,037	79,508	0	28
Wells Fargo Diversified Stock Portfolio *	2.49	0.00	26,809,951	(21,455,820)	3,314	1,071,468	17,023
Wells Fargo Emerging Markets Bond Portfolio	0.00	0.61	2,219	(9,739)	13,606	0	0	455,068
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	2.02	252,650	372,165	1,232	99,690	0	7,349,738
Wells Fargo Factor Enhanced International Portfolio	0.00	2.16	(494,647)	1,953,555	3,900	316,763	0	24,617,609
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	2.01	(4,959,587)	8,154,382	6,143	518,671	0	38,416,938
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	2.09	(68,325)	519,480	2,194	87,986	0	9,550,202
Wells Fargo High Yield Corporate Bond Portfolio	0.00	0.35	(4,834)	(10,643)	19,925	0	0	454,765
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	0.61	(13,328)	(57,006)	65,014	1	0	2,798,486
Wells Fargo Short-Term Investment Portfolio *	0.84	0.00	276	(419)	20,559	0	0

			$21,472,759	$(10,560,595)	$288,742	$2,094,579	$17,051	$89,024,448	100.72%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

TARGET 2060 FUND

Security name	Value

Investment Companies: 99.60%

Affiliated Master Portfolios: 99.60%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,353,384
Wells Fargo Emerging Markets Bond Portfolio	114,051
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1,865,957
Wells Fargo Factor Enhanced International Portfolio	6,248,039
Wells Fargo Factor Enhanced Large Cap Portfolio	9,747,242
Wells Fargo Factor Enhanced Small Cap Portfolio	2,418,546
Wells Fargo High Yield Corporate Bond Portfolio	114,105
Wells Fargo Investment Grade Corporate Bond Portfolio	703,750

Total Investment Companies (Cost $22,114,632)	22,565,074

Total investments in securities (Cost $22,114,632)	99.60%	22,565,074
Other assets and liabilities, net	0.40	89,567

Total net assets	100.00%	$22,654,641

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Securities lending income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	0.13%	$99,401	$(134,682)	$18,720	$0	$0	$1,353,384
Wells Fargo Diversified Fixed Income Portfolio *	0.05	0.00	(8,306)	20,837	16,692	(12)	6
Wells Fargo Diversified Stock Portfolio *	0.47	0.00	1,819,009	(652,935)	772	224,871	3,540
Wells Fargo Emerging Markets Bond Portfolio	0.00	0.15	8,749	(10,635)	3,481	0	0	114,051
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	0.51	169,958	(5,160)	317	25,284	0	1,865,957
Wells Fargo Factor Enhanced International Portfolio	0.00	0.55	(127,549)	435,724	1,003	81,265	0	6,248,039
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	0.51	(1,391,958)	2,200,204	1,563	132,398	0	9,747,242
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	0.53	61,223	82,710	555	22,509	0	2,418,546
Wells Fargo High Yield Corporate Bond Portfolio	0.00	0.09	6,940	(10,742)	5,116	0	0	114,105
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	0.15	50,754	(39,199)	16,590	0	0	703,750
Wells Fargo Short-Term Investment Portfolio *	0.16	0.00	34	(53)	4,313	0	0

			$688,255	$1,886,069	$69,122	$486,315	$3,546	$22,565,074	99.60%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

44	Wells Fargo Target Date Funds	Statements of assets and liabilities—February 28, 2018

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$127,211,548	$142,659,516	$164,568,156	$847,950,558
Receivable for Fund shares sold	160,861	589,787	55,227	350,176
Receivable from manager	27,710	28,946	14,808	10,907
Prepaid expenses and other assets	64,770	71,913	40,012	119,797

Total assets	127,464,889	143,350,162	164,678,203	848,431,438

Liabilities
Payable for Fund shares redeemed	361,067	75,106	1,536,562	713,355
Professional fees payable	24,954	22,948	26,252	26,852
Custodian and accounting fees payable	19,582	11,256	15,098	66,155
Shareholder servicing fees payable	15,294	17,804	14,788	71,494
Administration fees payable	12,255	13,952	12,746	62,134
Trustees’ fees and expenses payable	1,684	1,680	4,685	3,483
Distribution fees payable	1,309	774	4	3,623
Accrued expenses and other liabilities	906	0	6,956	35,554

Total liabilities	437,051	143,520	1,617,091	982,650

Total net assets	$127,027,838	$143,206,642	$163,061,112	$847,448,788

NET ASSETS CONSIST OF
Paid-in capital	$118,822,135	$121,073,970	$139,525,081	$769,103,674
Undistributed net investment income	336,574	361,845	59,359	2,113,046
Accumulated net realized gains on investments	2,228,379	3,008,013	10,303,259	26,002,972
Net unrealized gains on investments	5,640,750	18,762,814	13,173,413	50,229,096

Total net assets	$127,027,838	$143,206,642	$163,061,112	$847,448,788

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$47,029,995	$51,676,700	$42,542,047	$199,068,524
Shares outstanding – Class A1	5,242,272	4,820,929	5,396,861	15,863,585
Net asset value per share – Class A	$8.97	$10.72	$7.88	$12.55
Maximum offering price per share – Class A2	$9.52	$11.37	$8.36	$13.32
Net assets – Class C	$2,250,274	$1,322,620	N/A	$6,219,437
Shares outstanding – Class C1	245,127	122,276	N/A	505,343
Net asset value per share – Class C	$9.18	$10.82	N/A	$12.31
Net assets – Class R	$28,612	$23,407	$21,792	$66,424
Shares outstanding – Class R1	3,202	2,201	2,716	5,331
Net asset value per share – Class R	$8.94	$10.63	$8.02	$12.46
Net assets – Class R4	$12,857,748	$17,218,343	$43,345,668	$130,172,297
Share outstanding – Class R4[1]	1,397,315	1,585,671	5,456,501	10,098,182
Net asset value per share – Class R4	$9.20	$10.86	$7.94	$12.89
Net assets – Class R6	$40,510,561	$40,332,061	$61,265,196	$400,206,421
Shares outstanding – Class R6[1]	4,407,064	3,719,830	7,714,638	31,025,519
Net asset value per share – Class R6	$9.19	$10.84	$7.94	$12.90
Net assets – Administrator Class	$24,350,648	$32,633,511	$15,886,409	$111,715,685
Shares outstanding – Administrator Class[1]	2,645,287	3,004,567	1,968,027	8,725,828
Net asset value per share – Administrator Class	$9.21	$10.86	$8.07	$12.80

Investments in affiliated Master Portfolios, at cost	$121,570,798	$123,896,702	$151,394,743	$797,721,462

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2018	Wells Fargo Target Date Funds	45

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$454,336,070	$968,265,638	$427,485,297	$835,412,563	$276,745,116	$453,645,092	$89,024,448	$22,565,074
192,203	821,998	254,387	540,927	235,330	463,573	164,358	29,607
15,376	22,047	22,930	30,517	23,013	28,655	85,182	84,126
166,540	209,890	114,167	243,639	100,034	162,504	51,416	27,603

454,710,189	969,319,573	427,876,781	836,227,646	277,103,493	454,299,824	89,325,404	22,706,410

4,143,090	924,654	5,337,338	1,009,468	4,467,513	660,118	895,260	21,224
19,445	26,920	25,654	25,429	25,787	29,436	27,928	22,356
42,755	68,875	31,246	59,078	20,670	29,439	6,870	3,654
38,409	93,473	36,517	84,542	21,674	38,526	4,318	1,399
34,074	75,972	32,570	68,977	19,338	31,091	4,516	1,181
4,073	1,679	1,684	2,319	2,273	1,230	1,662	1,037
6	2,768	37	3,090	7	807	8	123
39,274	54,653	35,114	34,632	6,114	17,314	820	795

4,321,126	1,248,994	5,500,160	1,287,535	4,563,376	807,961	941,382	51,769

$450,389,063	$968,070,579	$422,376,621	$834,940,111	$272,540,117	$453,491,863	$88,384,022	$22,654,641

$383,425,500	$857,471,865	$369,485,665	$735,727,118	$241,409,732	$387,057,710	$82,348,349	$21,717,474
1,187,949	2,344,744	984,687	1,729,359	581,673	905,821	193,959	47,647
25,799,943	43,918,880	22,764,337	41,487,127	14,315,676	28,010,338	3,469,818	439,078
39,975,671	64,335,090	29,141,932	55,996,507	16,233,036	37,517,994	2,371,896	450,442

$450,389,063	$968,070,579	$422,376,621	$834,940,111	$272,540,117	$453,491,863	$88,384,022	$22,654,641

$117,382,310	$228,014,998	$118,000,206	$223,769,165	$61,913,867	$67,360,141	$10,351,608	$906,500
18,322,641	16,856,762	14,125,436	13,971,487	6,743,869	7,826,120	813,493	76,646
$6.41	$13.53	$8.35	$16.02	$9.18	$8.61	$12.72	$11.83
$6.80	$14.36	$8.86	$17.00	$9.74	$9.14	$13.50	$12.55
N/A	$4,747,838	N/A	$5,291,561	N/A	$1,375,663	N/A	$196,257
N/A	364,929	N/A	362,116	N/A	160,701	N/A	16,563
N/A	$13.01	N/A	$14.61	N/A	$8.56	N/A	$11.85
$29,012	$34,426	$191,972	$56,110	$36,141	$28,001	$42,403	$50,325
4,574	2,540	22,790	3,503	3,873	3,244	3,377	4,321
$6.34	$13.55	$8.42	$16.02	$9.33	$8.63	$12.56	$11.65
$87,606,640	$219,799,181	$82,617,150	$189,895,858	$46,811,488	$122,118,344	$15,764,415	$5,118,876
13,584,402	15,916,785	9,867,292	11,501,816	5,068,816	14,105,211	1,235,268	424,509
$6.45	$13.81	$8.37	$16.51	$9.24	$8.66	$12.76	$12.06
$201,812,276	$353,891,026	$185,888,879	$283,562,138	$133,523,529	$180,035,707	$56,563,490	$12,115,253
31,346,874	25,665,003	22,215,588	17,183,788	14,504,296	20,813,541	4,442,519	1,007,392
$6.44	$13.79	$8.37	$16.50	$9.21	$8.65	$12.73	$12.03
$43,558,825	$161,583,110	$35,678,414	$132,365,279	$30,255,092	$82,574,007	$5,662,106	$4,267,430
6,724,282	11,708,237	4,240,129	8,037,142	3,255,018	9,574,383	444,788	358,840
$6.48	$13.80	$8.41	$16.47	$9.29	$8.62	$12.73	$11.89

$414,360,399	$903,930,548	$398,343,365	$779,416,056	$260,512,080	$416,127,098	$86,652,552	$22,114,632

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Target Date Funds	Statements of operations—year ended February 28, 2018

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$4,062,280	$3,287,507	$3,904,096	$18,349,121
Dividends allocated from affiliated Master Portfolios**	1,115,833	1,066,183	1,526,753	9,628,826
Securities lending income allocated from affiliated Master Portfolios	9,471	5,679	9,449	61,122
Expenses allocated from affiliated Master Portfolios	(372,296)	(293,206)	(370,167)	(1,902,211)
Waivers allocated from affiliated Master Portfolios	2,886	3,141	3,481	15,223

Total investment income	4,818,174	4,069,304	5,073,612	26,152,081

Expenses
Management fee	390,832	277,248	339,426	1,636,960
Administration fees
Class A	113,580	118,323	102,973	442,869
Class C	5,491	3,382	N/A	13,493
Class R	67	62	59	183
Class R4	80,086	25,904	56,180	193,552
Class R6	15,846	18,599	28,185	156,901
Administrator Class	42,761	53,195	25,549	204,423
Shareholder servicing fees
Class A	135,214	140,861	122,587	527,225
Class C	6,537	4,026	N/A	16,063
Class R	79	73	70	218
Class R4	99,905	32,158	69,985	241,154
Administrator Class	82,233	101,925	47,502	388,178
Distribution fees
Class C	19,611	12,077	N/A	48,189
Class R	79	73	70	218
Custody and accounting fees	17,233	9,134	12,978	54,144
Professional fees	36,920	37,332	38,011	38,610
Registration fees	101,295	92,683	99,010	107,788
Shareholder report expenses	49,727	43,790	53,739	89,746
Trustees’ fees and expenses	23,050	23,046	23,050	23,148
Interest expense	29	66	120	657
Other fees and expenses	18,199	15,027	17,254	41,774

Total expenses	1,238,774	1,008,984	1,036,748	4,225,493
Less: Fee waivers and/or expense reimbursements	(438,252)	(351,931)	(411,788)	(1,189,072)

Net expenses	800,522	657,053	624,960	3,036,421

Net investment income	4,017,652	3,412,251	4,448,652	23,115,660

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transaction allocated from affiliated Master Portfolios	20,385,053	22,059,624	40,952,951	165,614,472
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	(16,541,123)	(18,429,957)	(34,897,728)	(120,149,577)

Net realized and unrealized gains (losses) on investments	3,843,930	3,629,667	6,055,223	45,464,895

Net increase in net assets resulting from operations	$7,861,582	$7,041,918	$10,503,875	$68,580,555

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$7,796	$2,551	$4,509	$21,924
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$58,703	$47,386	$71,234	$466,599

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 28, 2018	Wells Fargo Target Date Funds	47

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$8,831,327	$13,569,327	$4,199,951	$5,447,390	$1,247,359	$1,641,996	$288,742	$69,122
6,949,392	17,515,095	9,217,323	19,282,360	7,234,339	11,700,169	2,094,579	486,315
49,694	126,134	71,116	143,842	58,864	91,082	17,051	3,546
(1,117,262)	(2,303,224)	(1,052,523)	(2,019,056)	(710,863)	(1,130,984)	(201,537)	(47,136)
6,585	10,929	3,692	6,242	1,722	2,767	490	126

14,719,736	28,918,261	12,439,559	22,860,778	7,831,421	12,305,030	2,199,325	511,973

953,317	1,891,776	846,429	1,565,476	554,147	863,749	155,564	35,305

273,629	487,006	257,428	470,913	136,314	139,571	20,741	1,616
N/A	10,073	N/A	10,866	N/A	2,812	N/A	514
194	256	407	193	89	74	90	262
137,088	296,112	122,480	240,485	78,155	151,717	24,131	5,308
88,983	149,752	79,059	121,666	54,783	73,209	17,948	3,795
70,931	278,944	58,206	217,181	46,747	134,862	10,067	6,329

325,749	579,769	306,462	560,611	162,279	166,155	24,692	1,924
N/A	11,991	N/A	12,936	N/A	3,347	N/A	612
231	305	485	229	106	88	107	312
171,137	369,507	153,100	300,085	97,483	189,393	30,164	6,635
131,896	532,396	109,253	415,452	88,501	258,079	19,130	12,172

N/A	35,974	N/A	38,809	N/A	10,041	N/A	1,835
231	305	485	229	106	88	107	312
32,937	61,683	27,479	50,172	21,091	27,505	6,602	2,927
34,847	38,679	37,617	37,390	37,752	37,686	40,392	37,431
78,679	95,951	103,419	92,925	100,302	100,919	110,697	107,597
84,713	106,241	81,632	93,393	58,177	75,340	54,884	46,395
23,440	23,046	23,050	24,685	24,338	21,596	24,529	21,676
685	1,321	1,101	1,419	899	805	214	41
27,601	47,819	25,481	37,777	18,940	24,353	17,092	15,028

2,436,288	5,018,906	2,233,573	4,292,892	1,480,209	2,281,389	557,151	308,026
(777,067)	(1,397,826)	(747,687)	(1,245,742)	(581,571)	(823,792)	(349,117)	(254,536)

1,659,221	3,621,080	1,485,886	3,047,150	898,638	1,457,597	208,034	53,490

13,060,515	25,297,181	10,953,673	19,813,628	6,932,783	10,847,433	1,991,291	458,483

201,395,040	268,672,139	147,392,011	243,520,786	91,084,132	174,663,606	21,472,759	688,255
(165,588,587)	(173,754,292)	(98,111,952)	(137,746,516)	(52,605,876)	(110,969,589)	(10,560,595)	1,886,069

35,806,453	94,917,847	49,280,059	105,774,270	38,478,256	63,694,017	10,912,164	2,574,324

$48,866,968	$120,215,028	$60,233,732	$125,587,898	$45,411,039	$74,541,450	$12,903,455	$3,032,807

$12,050	$14,961	$4,965	$4,826	$1,176	$1,087	$228	$36
$361,127	$933,496	$507,275	$1,057,016	$408,714	$653,071	$118,285	$26,680

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Year ended February 28, 2018		Year ended February 28, 2017

Operations
Net investment income		$4,017,652		$8,108,238
Net realized gains on investments		20,385,053		19,448,165
Net change in unrealized gains (losses) on investments		(16,541,123)		(6,228,835)

Net increase in net assets resulting from operations		7,861,582		21,327,568

Distributions to shareholders from
Net investment income
Class A		(412,483)		(583,927)
Class C		(1,674)		(10,272)
Class R		(177)		(250)
Class R4		(182,104)		(3,309,292)
Class R6		(574,046)		(1,204,070)
Administrator Class		(277,497)		(546,519)
Net realized gains
Class A		(8,870,366)		(509,224)
Class C		(401,845)		(24,645)
Class R		(5,559)		(258)
Class R4		(2,547,004)		(2,228,868)
Class R6		(7,082,635)		(1,878,874)
Administrator Class		(4,721,166)		(438,853)

Total distributions to shareholders		(25,076,556)		(10,735,052)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	272,531	2,849,841	246,349	2,631,608
Class C	8,526	92,941	28,357	310,720
Class R	213	2,245	397	4,180
Class R4	1,305,279	13,997,390	3,300,035	36,219,983
Class R6	1,318,451	13,900,875	6,202,776	68,036,987
Administrator Class	698,363	7,333,984	792,164	8,623,265

		38,177,276		115,826,743

Reinvestment of distributions
Class A	1,002,553	9,204,691	103,641	1,083,760
Class C	42,972	402,467	3,217	34,356
Class R	108	982	49	508
Class R4	289,218	2,729,108	517,812	5,538,160
Class R6	809,715	7,639,457	282,767	3,032,839
Administrator Class	529,366	4,994,363	92,160	983,978

		24,971,068		10,673,601

Payment for shares redeemed
Class A	(1,332,544)	(13,252,471)	(1,450,631)	(15,543,355)
Class B	N/A	N/A	(310)[1]	(3,437)[1]
Class C	(68,494)	(718,688)	(29,507)	(322,360)
Class R	(178)	(1,875)	(157)	(1,691)
Class R4	(23,216,325)	(253,301,285)	(6,307,526)	(68,848,062)
Class R6	(4,461,412)	(47,787,862)	(22,670,955)	(246,443,613)
Administrator Class	(2,220,552)	(23,273,138)	(3,068,548)	(33,333,515)

		(338,335,319)		(364,496,033)

Net decrease in net assets resulting from capital share transactions		(275,186,975)		(237,995,689)

Total decrease in net assets		(292,401,949)		(227,403,173)

Net assets
Beginning of period		419,429,787		646,832,960

End of period		$127,027,838		$419,429,787

Undistributed (overdistributed) net investment income		$336,574		$(930,686)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	49

	Target 2010 Fund
	Year ended February 28, 2018		Year ended February 28, 2017

Operations
Net investment income		$3,412,251		$5,300,135
Net realized gains on investments		22,059,624		17,262,849
Net change in unrealized gains (losses) on investments		(18,429,957)		(6,339,716)

Net increase in net assets resulting from operations		7,041,918		16,223,268

Distributions to shareholders from
Net investment income
Class A		(187,953)		(482,645)
Class B		N/A		(34)[1]
Class C		0		(2,721)
Class R		(35)		(297)
Class R4		(145,381)		(630,636)
Class R6		(340,903)		(1,832,870)
Administrator Class		(155,026)		(678,380)
Net realized gains
Class A		(8,655,601)		(1,034,288)
Class C		(249,868)		(29,911)
Class R		(4,533)		(882)
Class R4		(3,768,925)		(927,722)
Class R6		(6,680,637)		(2,563,659)
Administrator Class		(5,824,981)		(1,215,342)

Total distributions to shareholders		(26,013,843)		(9,399,387)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	85,930	1,052,305	320,041	4,005,083
Class C	4,371	55,389	22,779	286,839
Class R	0	0	9	113
Class R4	492,200	6,136,477	1,041,548	13,249,443
Class R6	1,054,786	13,125,368	4,547,953	57,992,817
Administrator Class	323,046	4,008,306	722,092	9,180,641

		24,377,845		84,714,936

Reinvestment of distributions
Class A	805,245	8,785,221	120,746	1,496,895
Class B	N/A	N/A	3 [1]	34 [1]
Class C	22,674	249,868	2,527	31,542
Class R	0	0	96	1,179
Class R4	354,557	3,914,306	124,200	1,558,358
Class R6	636,681	7,016,231	340,421	4,277,373
Administrator Class	541,177	5,980,007	148,875	1,866,250

		25,945,633		9,231,631

Payment for shares redeemed
Class A	(922,988)	(11,300,708)	(1,120,538)	(14,076,865)
Class B	N/A	N/A	(2,486)[1]	(31,397)[1]
Class C	(44,990)	(536,101)	(44,856)	(570,911)
Class R	(2,100)	(25,956)	(48)	(608)
Class R4	(3,157,809)	(39,137,534)	(2,965,131)	(37,697,012)
Class R6	(4,550,668)	(57,777,357)	(14,486,651)	(183,122,305)
Administrator Class	(1,809,903)	(22,341,406)	(4,298,183)	(54,267,295)

		(131,119,062)		(289,766,393)

Net decrease in net assets resulting from capital share transactions		(80,795,584)		(195,819,826)

Total decrease in net assets		(99,767,509)		(188,995,945)

Net assets
Beginning of period		242,974,151		431,970,096

End of period		$143,206,642		$242,974,151

Undistributed (overdistributed) net investment income		$361,845		$(694,475)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Year ended February 28, 2018		Year ended February 28, 2017

Operations
Net investment income		$4,448,652		$10,627,268
Net realized gains on investments		40,952,951		31,119,358
Net change in unrealized gains (losses) on investments		(34,897,728)		(8,924,342)

Net increase in net assets resulting from operations		10,503,875		32,822,284

Distributions to shareholders from
Net investment income
Class A		(98,441)		(664,158)
Class R		(12)		(317)
Class R4		(317,128)		(1,501,134)
Class R6		(461,344)		(4,179,131)
Administrator Class		(45,109)		(1,183,112)
Net realized gains
Class A		(11,191,360)		(979,508)
Class R		(7,178)		(591)
Class R4		(12,859,472)		(1,921,730)
Class R6		(16,588,199)		(5,490,488)
Administrator Class		(4,340,833)		(1,670,852)

Total distributions to shareholders		(45,909,076)		(17,591,021)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	202,709	1,966,275	472,706	4,872,068
Class R	7	75	66	681
Class R4	740,061	7,479,346	3,281,066	33,966,649
Class R6	1,586,379	15,512,217	8,730,425	90,017,825
Administrator Class	186,502	1,846,779	1,191,525	12,386,745

		26,804,692		141,243,968

Reinvestment of distributions
Class A	1,391,586	11,182,319	162,003	1,635,999
Class R	1	12	89	908
Class R4	1,622,130	13,176,600	337,377	3,422,864
Class R6	2,092,292	16,984,353	921,605	9,365,745
Administrator Class	527,603	4,341,370	277,370	2,844,581

		45,684,654		17,270,097

Payment for shares redeemed
Class A	(1,611,507)	(16,035,601)	(2,799,861)	(28,769,893)
Class R	(857)	(8,810)	(792)	(8,129)
Class R4	(7,315,966)	(73,114,491)	(6,077,465)	(62,298,002)
Class R6	(8,321,099)	(84,123,318)	(34,369,025)	(348,220,043)
Administrator Class	(874,985)	(8,667,645)	(11,547,122)	(118,243,491)

		(181,949,865)		(557,539,558)

Net decrease in net assets resulting from capital share transactions		(109,460,519)		(399,025,493)

Total decrease in net assets		(144,865,720)		(383,794,230)

Net assets
Beginning of period		307,926,832		691,721,062

End of period		$163,061,112		$307,926,832

Undistributed (overdistributed) net investment income		$59,359		$(1,147,289)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	51

	Target 2020 Fund
	Year ended February 28, 2018		Year ended February 28, 2017

Operations
Net investment income		$23,115,660		$39,779,558
Net realized gains on investments		165,614,472		156,680,560
Net change in unrealized gains (losses) on investments		(120,149,577)		(34,503,411)

Net increase in net assets resulting from operations		68,580,555		161,956,707

Distributions to shareholders from
Net investment income
Class A		0		(2,619,472)
Class B		N/A		(87)[1]
Class C		0		(38,178)
Class R		0		(4,251)
Class R4		0		(5,634,274)
Class R6		(200,250)		(16,606,485)
Administrator Class		0		(6,009,682)
Net realized gains
Class A		(41,303,156)		(3,151,261)
Class C		(1,322,016)		(99,187)
Class R		(14,141)		(6,324)
Class R4		(34,593,773)		(5,485,709)
Class R6		(83,191,827)		(17,730,052)
Administrator Class		(25,340,700)		(6,409,366)

Total distributions to shareholders		(185,965,863)		(63,794,328)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	844,295	12,312,354	1,077,052	15,995,960
Class C	76,504	1,113,473	145,106	2,155,858
Class R	1,202	17,644	3,506	52,543
Class R4	3,132,343	47,669,977	7,912,329	120,262,004
Class R6	5,175,152	77,587,347	29,579,390	448,662,128
Administrator Class	1,848,480	27,515,388	4,539,800	68,331,350

		166,216,183		655,459,843

Reinvestment of distributions
Class A	3,166,183	40,337,167	385,483	5,674,858
Class B	N/A	N/A	6 [1]	87 [1]
Class C	100,112	1,252,401	8,796	128,190
Class R	630	7,977	722	10,575
Class R4	2,644,784	34,593,773	741,202	11,119,983
Class R6	6,361,895	83,277,202	2,223,824	33,407,112
Administrator Class	1,948,235	25,327,058	824,099	12,315,923

		184,795,578		62,656,728

Payment for shares redeemed
Class A	(2,852,979)	(42,272,813)	(3,011,707)	(44,676,552)
Class B	N/A	N/A	(2,821)[1]	(41,676)[1]
Class C	(126,514)	(1,828,385)	(149,522)	(2,211,488)
Class R	(18,195)	(270,335)	(11,485)	(168,905)
Class R4	(19,301,012)	(290,892,884)	(13,315,739)	(201,266,768)
Class R6	(23,131,655)	(354,562,758)	(66,534,662)	(998,627,589)
Administrator Class	(8,178,670)	(122,932,170)	(28,809,682)	(431,422,845)

		(812,759,345)		(1,678,415,823)

Net decrease in net assets resulting from capital share transactions		(461,747,584)		(960,299,252)

Total decrease in net assets		(579,132,892)		(862,136,873)

Net assets
Beginning of period		1,426,581,680		2,288,718,553

End of period		$847,448,788		$1,426,581,680

Undistributed (overdistributed) net investment income		$2,113,046		$(5,252,741)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Target Date Funds	Statements of changes in net assets

	Target 2025 Fund
	Year ended February 28, 2018		Year ended February 28, 2017

Operations
Net investment income		$13,060,515		$35,642,585
Net realized gains on investments		201,395,040		155,982,862
Net change in unrealized gains (losses) on investments		(165,588,587)		8,889,925

Net increase in net assets resulting from operations		48,866,968		200,515,372

Distributions to shareholders from
Net investment income
Class A		(348,843)		(2,306,156)
Class R		0		(7,276)
Class R4		(619,432)		(4,717,186)
Class R6		(1,553,316)		(18,967,324)
Administrator Class		(166,473)		(4,708,394)
Net realized gains
Class A		(52,639,159)		(2,361,873)
Class R		(17,505)		(9,422)
Class R4		(49,800,926)		(4,472,260)
Class R6		(91,552,573)		(24,192,306)
Administrator Class		(20,091,167)		(4,706,783)

Total distributions to shareholders		(216,789,394)		(66,448,980)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,271,890	11,378,044	1,513,892	15,681,305
Class R	6,952	70,933	2,822	29,361
Class R4	3,286,669	32,890,698	8,631,979	90,459,627
Class R6	7,020,765	66,498,080	27,490,150	286,244,401
Administrator Class	1,019,607	9,732,388	4,209,931	43,679,906

		120,570,143		436,094,600

Reinvestment of distributions
Class A	7,985,009	51,822,509	446,066	4,593,108
Class R	579	3,725	1,620	16,698
Class R4	7,721,341	50,420,358	889,379	9,189,446
Class R6	14,253,371	92,931,978	4,035,204	41,802,977
Administrator Class	3,088,055	20,257,640	909,253	9,408,063

		215,436,210		65,010,292

Payment for shares redeemed
Class A	(4,329,530)	(42,281,529)	(6,507,824)	(67,704,631)
Class R	(61,115)	(644,113)	(31,107)	(319,792)
Class R4	(23,526,418)	(233,149,657)	(11,942,981)	(124,035,573)
Class R6	(25,320,558)	(259,254,500)	(140,764,802)	(1,457,629,379)
Administrator Class	(3,605,062)	(35,763,076)	(29,281,475)	(303,427,237)

		(571,092,875)		(1,953,116,612)

Net decrease in net assets resulting from capital share transactions		(235,086,522)		(1,452,011,720)

Total decrease in net assets		(403,008,948)		(1,317,945,328)

Net assets
Beginning of period		853,398,011		2,171,343,339

End of period		$450,389,063		$853,398,011

Undistributed (overdistributed) net investment income		$1,187,949		$(3,499,335)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	53

	Target 2030 Fund
	Year ended February 28, 2018		Year ended February 28, 2017

Operations
Net investment income		$25,297,181		$41,788,964
Net realized gains on investments		268,672,139		285,192,645
Net change in unrealized gains (losses) on investments		(173,754,292)		3,651,745

Net increase in net assets resulting from operations		120,215,028		330,633,354

Distributions to shareholders from
Net investment income
Class A		(1,855,864)		(4,250,699)
Class C		(10,136)		(63,295)
Class R		0		(14,867)
Class R4		(3,113,644)		(10,858,017)
Class R6		(4,689,422)		(14,022,915)
Administrator Class		(1,495,476)		(8,992,896)
Net realized gains
Class A		(57,901,010)		(3,932,043)
Class C		(1,240,637)		(87,929)
Class R		(10,540)		(15,488)
Class R4		(74,971,882)		(8,913,930)
Class R6		(97,018,861)		(23,598,415)
Administrator Class		(44,747,572)		(7,999,829)

Total distributions to shareholders		(287,055,044)		(82,750,323)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	953,520	15,298,229	1,063,697	17,423,388
Class B	N/A	N/A	1,321 [1]	21,894 [1]
Class C	29,412	454,526	16,824	268,578
Class R	2,792	46,514	2,851	46,868
Class R4	4,365,737	74,441,205	9,056,613	151,196,897
Class R6	7,180,893	121,873,739	22,368,225	371,281,603
Administrator Class	2,713,199	45,585,130	5,648,833	93,336,961

		257,699,343		633,576,189

Reinvestment of distributions
Class A	4,269,631	58,365,859	493,003	8,029,944
Class C	91,977	1,211,334	8,931	141,623
Class R	152	2,082	1,868	30,355
Class R4	5,597,529	78,085,526	1,196,727	19,771,947
Class R6	7,296,429	101,639,259	2,210,976	36,707,115
Administrator Class	3,314,089	46,231,539	1,029,012	16,991,572

		285,535,599		81,672,556

Payment for shares redeemed
Class A	(2,138,727)	(35,492,898)	(2,806,490)	(45,994,982)
Class B	N/A	N/A	(6,730)[1]	(107,466)[1]
Class C	(41,519)	(661,499)	(55,899)	(883,151)
Class R	(54,673)	(914,768)	(6,765)	(111,328)
Class R4	(23,989,004)	(397,189,173)	(13,713,378)	(228,391,107)
Class R6	(25,339,124)	(432,858,779)	(71,624,029)	(1,201,710,967)
Administrator Class	(9,803,025)	(165,260,323)	(23,620,555)	(392,144,183)

		(1,032,377,440)		(1,869,343,184)

Net decrease in net assets resulting from capital share transactions		(489,142,498)		(1,154,094,439)

Total decrease in net assets		(655,982,514)		(906,211,408)

Net assets
Beginning of period		1,624,053,093		2,530,264,501

End of period		$968,070,579		$1,624,053,093

Undistributed (overdistributed) net investment income		$2,344,744		$(2,736,262)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Year ended February 28, 2018		Year ended February 28, 2017

Operations
Net investment income		$10,953,673		$20,578,296
Net realized gains on investments		147,392,011		159,628,599
Net change in unrealized gains (losses) on investments		(98,111,952)		19,222,082

Net increase in net assets resulting from operations		60,233,732		199,428,977

Distributions to shareholders from
Net investment income
Class A		(1,209,510)		(1,962,259)
Class R		(1,528)		(1,558)
Class R4		(1,943,488)		(4,088,239)
Class R6		(3,530,565)		(11,397,239)
Administrator Class		(441,333)		(2,957,409)
Net realized gains
Class A		(38,487,677)		(2,126,418)
Class R		(64,873)		(2,161)
Class R4		(35,345,597)		(3,964,240)
Class R6		(62,288,494)		(13,329,527)
Administrator Class		(12,576,377)		(3,129,387)

Total distributions to shareholders		(155,889,442)		(42,958,437)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,107,415	11,682,945	1,253,704	13,492,027
Class R	6,918	78,436	9,064	98,311
Class R4	2,612,631	29,536,454	6,809,847	74,141,264
Class R6	6,155,757	68,276,049	19,872,642	214,299,770
Administrator Class	814,790	8,969,863	3,078,500	33,060,548

		118,543,747		335,091,920

Reinvestment of distributions
Class A	4,627,176	39,126,816	374,031	4,045,225
Class R	6,448	55,004	341	3,719
Class R4	4,378,572	37,289,085	744,052	8,052,479
Class R6	7,730,606	65,716,317	2,212,469	23,935,961
Administrator Class	1,527,746	13,017,710	560,180	6,086,796

		155,204,932		42,124,180

Payment for shares redeemed
Class A	(2,922,045)	(32,422,968)	(4,754,278)	(51,553,434)
Class R	(5,700)	(64,495)	(1,649)	(18,193)
Class R4	(18,423,420)	(203,088,930)	(9,351,383)	(100,761,245)
Class R6	(19,856,819)	(227,283,292)	(66,063,881)	(722,366,426)
Administrator Class	(2,605,951)	(28,839,280)	(17,507,773)	(192,188,450)

		(491,698,965)		(1,066,887,748)

Net decrease in net assets resulting from capital share transactions		(217,950,286)		(689,671,648)

Total decrease in net assets		(313,605,996)		(533,201,108)

Net assets
Beginning of period		735,982,617		1,269,183,725

End of period		$422,376,621		$735,982,617

Undistributed (overdistributed) net investment income		$984,687		$(789,308)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	55

	Target 2040 Fund
	Year ended February 28, 2018		Year ended February 28, 2017

Operations
Net investment income		$19,813,628		$29,675,772
Net realized gains on investments		243,520,786		281,561,882
Net change in unrealized gains (losses) on investments		(137,746,516)		28,899,272

Net increase in net assets resulting from operations		125,587,898		340,136,926

Distributions to shareholders from
Net investment income
Class A		(3,254,092)		(3,118,747)
Class B		N/A		(240)[1]
Class C		(52,346)		(39,836)
Class R		(594)		(4,094)
Class R4		(4,267,921)		(6,907,862)
Class R6		(5,971,635)		(15,908,768)
Administrator Class		(2,172,663)		(4,922,079)
Net realized gains
Class A		(56,369,644)		(3,955,515)
Class C		(1,436,210)		(92,338)
Class R		(15,994)		(5,844)
Class R4		(63,455,541)		(7,095,650)
Class R6		(80,904,502)		(19,057,353)
Administrator Class		(36,475,789)		(5,594,910)

Total distributions to shareholders		(254,376,931)		(66,703,236)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	677,519	12,965,334	750,385	13,850,987
Class C	58,859	1,030,677	22,185	384,662
Class R	915	17,690	5,024	95,186
Class R4	3,242,796	65,185,104	5,991,638	113,545,876
Class R6	5,181,671	103,324,674	16,718,285	314,049,695
Administrator Class	2,010,199	39,913,175	3,806,064	71,124,538

		222,436,654		513,050,944

Reinvestment of distributions
Class A	3,612,854	58,383,709	373,738	6,933,608
Class B	N/A	N/A	14 [1]	240 [1]
Class C	96,427	1,423,269	7,220	126,095
Class R	448	7,247	537	9,938
Class R4	4,067,475	67,723,462	740,553	14,003,512
Class R6	5,219,980	86,860,471	1,820,117	34,392,916
Administrator Class	2,326,419	38,641,826	550,579	10,409,892

		253,039,984		65,876,201

Payment for shares redeemed
Class A	(1,576,350)	(30,528,505)	(1,937,707)	(35,723,021)
Class B	N/A	N/A	(5,548)[1]	(97,562)[1]
Class C	(56,059)	(968,911)	(60,643)	(1,048,846)
Class R	(18,224)	(354,419)	(2,536)	(47,441)
Class R4	(15,379,583)	(299,294,580)	(9,697,443)	(183,790,455)
Class R6	(17,885,951)	(356,651,046)	(48,266,026)	(923,947,920)
Administrator Class	(6,251,586)	(123,402,125)	(13,179,578)	(250,636,949)

		(811,199,586)		(1,395,292,194)

Net decrease in net assets resulting from capital share transactions		(335,722,948)		(816,365,049)

Total decrease in net assets		(464,511,981)		(542,931,359)

Net assets
Beginning of period		1,299,452,092		1,842,383,451

End of period		$834,940,111		$1,299,452,092

Undistributed (overdistributed) net investment income		$1,729,359		$(1,456,786)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Target Date Funds	Statements of changes in net assets

	Target 2045 Fund
	Year ended February 28, 2018		Year ended February 28, 2017

Operations
Net investment income		$6,932,783		$11,887,740
Net realized gains on investments		91,084,132		114,510,017
Net change in unrealized gains (losses) on investments		(52,605,876)		20,363,337

Net increase in net assets resulting from operations		45,411,039		146,761,094

Distributions to shareholders from
Net investment income
Class A		(967,756)		(1,166,088)
Class R		(580)		(440)
Class R4		(1,591,122)		(2,597,632)
Class R6		(3,196,291)		(7,314,597)
Administrator Class		(524,206)		(1,885,277)
Net realized gains
Class A		(18,770,371)		(1,033,575)
Class R		(14,045)		(492)
Class R4		(19,751,891)		(2,165,894)
Class R6		(41,403,185)		(7,211,828)
Administrator Class		(9,632,841)		(1,659,277)

Total distributions to shareholders		(95,852,288)		(25,035,100)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	871,708	9,901,733	1,201,048	13,439,925
Class R	327	3,997	1,044	11,983
Class R4	2,000,347	23,987,357	4,442,172	50,226,606
Class R6	4,442,764	52,848,330	15,704,610	175,212,278
Administrator Class	764,879	9,005,896	2,322,405	25,910,378

		95,747,313		264,801,170

Reinvestment of distributions
Class A	2,110,029	19,611,304	194,607	2,190,289
Class R	343	3,258	82	932
Class R4	2,271,801	21,343,013	421,613	4,763,526
Class R6	4,766,608	44,558,161	1,260,571	14,181,842
Administrator Class	1,079,719	10,157,047	312,184	3,542,901

		95,672,783		24,679,490

Payment for shares redeemed
Class A	(2,164,058)	(25,817,694)	(3,119,406)	(34,969,496)
Class R	(275)	(3,331)	(579)	(6,579)
Class R4	(11,914,797)	(141,218,856)	(5,181,915)	(58,020,514)
Class R6	(13,133,236)	(160,934,062)	(38,859,114)	(444,874,202)
Administrator Class	(2,045,936)	(24,501,732)	(9,816,729)	(113,364,507)

		(352,475,675)		(651,235,298)

Net decrease in net assets resulting from capital share transactions		(161,055,579)		(361,754,638)

Total decrease in net assets		(211,496,828)		(240,028,644)

Net assets
Beginning of period		484,036,945		724,065,589

End of period		$272,540,117		$484,036,945

Undistributed (overdistributed) net investment income		$581,673		$(261,090)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	57

	Target 2050 Fund
	Year ended February 28, 2018		Year ended February 28, 2017

Operations
Net investment income		$10,847,433		$20,768,333
Net realized gains on investments		174,663,606		178,311,295
Net change in unrealized gains (losses) on investments		(110,969,589)		61,120,568

Net increase in net assets resulting from operations		74,541,450		260,200,196

Distributions to shareholders from
Net investment income
Class A		(991,962)		(1,052,438)
Class C		(11,145)		(10,753)
Class R		(497)		(570)
Class R4		(3,346,334)		(4,811,396)
Class R6		(4,520,296)		(13,860,592)
Administrator Class		(1,531,026)		(3,479,790)
Net realized gains
Class A		(21,329,779)		(931,850)
Class C		(455,653)		(17,124)
Class R		(12,489)		(486)
Class R4		(52,024,603)		(3,687,375)
Class R6		(67,489,454)		(14,124,221)
Administrator Class		(28,834,621)		(2,769,054)

Total distributions to shareholders		(180,547,859)		(44,745,649)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	909,111	10,060,300	1,073,967	11,452,648
Class C	28,623	323,266	34,167	367,397
Class R	163	1,769	1,294	13,688
Class R4	4,842,813	55,071,981	8,595,718	92,702,362
Class R6	7,253,149	82,308,208	25,211,448	268,725,737
Administrator Class	3,195,828	35,648,472	5,754,148	61,093,379

		183,413,996		434,355,211

Reinvestment of distributions
Class A	2,540,271	22,123,096	183,141	1,974,063
Class C	52,705	455,688	2,542	27,550
Class R	94	849	98	1,056
Class R4	6,301,893	55,370,937	786,828	8,498,771
Class R6	8,198,471	71,939,582	2,556,328	27,519,772
Administrator Class	3,474,151	30,365,342	576,210	6,206,033

		180,255,494		44,227,245

Payment for shares redeemed
Class A	(1,268,441)	(14,511,334)	(1,727,222)	(18,384,264)
Class C	(27,857)	(297,961)	(22,857)	(244,462)
Class R	(14)	(163)	(1,744)	(18,969)
Class R4	(18,298,151)	(200,090,166)	(10,848,862)	(117,265,781)
Class R6	(19,764,247)	(220,081,753)	(86,275,614)	(948,116,955)
Administrator Class	(7,702,165)	(86,587,903)	(14,966,837)	(162,602,080)

		(521,569,280)		(1,246,632,511)

Net decrease in net assets resulting from capital share transactions		(157,899,790)		(768,050,055)

Total decrease in net assets		(263,906,199)		(552,595,508)

Net assets
Beginning of period		717,398,062		1,269,993,570

End of period		$453,491,863		$717,398,062

Undistributed (overdistributed) net investment income		$905,821		$(1,048,939)

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Year ended February 28, 2018		Year ended February 28, 2017

Operations
Net investment income		$1,991,291		$3,900,658
Net realized gains on investments		21,472,759		30,594,432
Net change in unrealized gains (losses) on investments		(10,560,595)		13,165,216

Net increase in net assets resulting from operations		12,903,455		47,660,306

Distributions to shareholders from
Net investment income
Class A		(151,704)		(165,923)
Class R		(618)		(775)
Class R4		(531,479)		(719,343)
Class R6		(1,130,419)		(3,141,825)
Administrator Class		(109,749)		(380,788)
Net realized gains
Class A		(1,768,722)		0
Class R		(8,400)		0
Class R4		(3,583,352)		0
Class R6		(9,193,896)		0
Administrator Class		(1,071,766)		0

Total distributions to shareholders		(17,550,105)		(4,408,654)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	205,740	2,919,965	295,984	3,791,625
Class R	583	8,304	2,272	28,459
Class R4	1,160,000	16,596,709	1,821,833	23,608,827
Class R6	2,108,480	29,915,567	10,227,920	130,922,660
Administrator Class	335,417	4,743,014	1,273,847	16,263,083

		54,183,559		174,614,654

Reinvestment of distributions
Class A	144,834	1,864,278	12,712	162,444
Class R	171	2,185	61	775
Class R4	317,352	4,114,831	56,009	719,343
Class R6	799,758	10,307,152	230,120	2,903,253
Administrator Class	91,664	1,181,515	29,767	380,770

		17,469,961		4,166,585

Payment for shares redeemed
Class A	(203,698)	(2,913,161)	(415,288)	(5,349,209)
Class R	(305)	(4,273)	(3,065)	(39,597)
Class R4	(3,336,536)	(47,750,333)	(1,128,838)	(14,561,489)
Class R6	(3,174,025)	(45,913,872)	(19,725,771)	(262,098,148)
Administrator Class	(679,694)	(9,714,689)	(1,881,274)	(24,996,411)

		(106,296,328)		(307,044,854)

Net decrease in net assets resulting from capital share transactions		(34,642,808)		(128,263,615)

Total decrease in net assets		(39,289,458)		(85,011,963)

Net assets
Beginning of period		127,673,480		212,685,443

End of period		$88,384,022		$127,673,480

Undistributed net investment income		$193,959		$79,043

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	59

	Target 2060 Fund
	Year ended February 28, 2018		Year ended February 28, 2017

Operations
Net investment income		$458,483		$135,211
Net realized gains on investments		688,255		3,164,642
Net change in unrealized gains (losses) on investments		1,886,069		(1,311,506)

Net increase in net assets resulting from operations		3,032,807		1,988,357

Distributions to shareholders from
Net investment income
Class A		(12,482)		(3,486)
Class C		(1,898)		(1,567)
Class R		(1,634)		(2,177)
Class R4		(115,508)		(31,389)
Class R6		(214,695)		(68,995)
Administrator Class		(69,072)		(26,508)

Total distributions to shareholders		(415,289)		(134,122)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	77,171	879,172	67,988	679,344
Class C	6,549	75,258	3,964	38,209
Class R	494	5,556	2,739	27,102
Class R4	530,681	6,111,710	680,949	6,938,855
Class R6	1,025,269	11,833,172	1,251,361	12,719,457
Administrator Class	380,246	4,297,043	556,655	5,584,665

		23,201,911		25,987,632

Reinvestment of distributions
Class A	959	11,240	351	3,486
Class C	96	1,143	164	1,567
Class R	53	588	232	2,177
Class R4	9,640	114,168	3,060	31,389
Class R6	17,646	207,897	6,704	68,438
Administrator Class	5,809	67,866	2,643	26,508

		402,902		133,565

Payment for shares redeemed
Class A	(64,275)	(733,601)	(16,887)	(170,284)
Class C	(13,611)	(160,641)	(42)	(404)
Class R	(8,275)	(99,210)	(1,028)	(10,133)
Class R4	(707,747)	(8,255,682)	(113,793)	(1,178,005)
Class R6	(1,188,599)	(13,711,099)	(169,020)	(1,736,930)
Administrator Class	(439,460)	(5,045,779)	(187,439)	(1,931,014)

		(28,006,012)		(5,026,770)

Net increase (decrease) in net assets resulting from capital share transactions		(4,401,199)		21,094,427

Total increase (decrease) in net assets		(1,783,681)		22,948,662

Net assets
Beginning of period		24,438,322		1,489,660

End of period		$22,654,641		$24,438,322

Undistributed net investment income		$47,647		$23,529

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Target Date Funds	Financial highlights

Target Today Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2018	$10.56	0.17		0.13	(0.08)	(1.81)	$8.97
Year ended February 28, 2017	$10.41	0.12		0.23	(0.11)	(0.09)	$10.56
Year ended February 29, 2016	$10.81	0.10	[4]	(0.29)	(0.03)	(0.18)	$10.41
Year ended February 28, 2015	$10.85	0.15		0.05	(0.13)	(0.11)	$10.81
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)	$10.85
Class C
Year ended February 28, 2018	$10.77	0.10		0.13	(0.01)	(1.81)	$9.18
Year ended February 28, 2017	$10.63	0.03		0.24	(0.04)	(0.09)	$10.77
Year ended February 29, 2016	$11.08	0.02	[4]	(0.29)	0.00	(0.18)	$10.63
Year ended February 28, 2015	$11.11	0.06	[4]	0.06	(0.04)	(0.11)	$11.08
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)	$11.11
Class R
Year ended February 28, 2018	$10.53	0.14		0.14	(0.06)	(1.81)	$8.94
Year ended February 28, 2017	$10.39	0.09		0.23	(0.09)	(0.09)	$10.53
Year ended February 29, 2016	$10.80	0.07		(0.29)	(0.01)	(0.18)	$10.39
Year ended February 28, 2015	$10.85	0.11		0.06	(0.11)	(0.11)	$10.80
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)	$10.85
Class R4
Year ended February 28, 2018	$10.81	0.17	[4]	0.13	(0.10)	(1.81)	$9.20
Year ended February 28, 2017	$10.65	0.14		0.25	(0.14)	(0.09)	$10.81
Year ended February 29, 2016	$11.06	0.14		(0.30)	(0.07)	(0.18)	$10.65
Year ended February 28, 2015	$11.10	0.18		0.06	(0.17)	(0.11)	$11.06
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)	$11.10
Class R6[6]
Year ended February 28, 2018	$10.78	0.21	[4]	0.15	(0.14)	(1.81)	$9.19
Year ended February 28, 2017	$10.64	0.17	[4]	0.23	(0.17)	(0.09)	$10.78
Year ended February 29, 2016	$11.05	0.15		(0.29)	(0.09)	(0.18)	$10.64
Year ended February 28, 2015	$11.08	0.19		0.08	(0.19)	(0.11)	$11.05
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)	$11.08
Administrator Class
Year ended February 28, 2018	$10.78	0.18		0.15	(0.09)	(1.81)	$9.21
Year ended February 28, 2017	$10.63	0.13	[4]	0.23	(0.12)	(0.09)	$10.78
Year ended February 29, 2016	$11.03	0.12	[4]	(0.29)	(0.05)	(0.18)	$10.63
Year ended February 28, 2015	$11.07	0.16		0.06	(0.15)	(0.11)	$11.03
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)	$11.07

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28		Year ended February 29, 2016	Year ended February 28
	2018	2017		2015	2014
Class A	0.15%	0.15%	0.15%	0.16%	0.18%
Class C	0.15	0.15	0.15	0.16	0.18
Class R	0.16	0.16	0.14	0.16	0.18	[5]
Class R4	0.16	0.15	0.15	0.16	0.18
Class R6[6]	0.15	0.15	0.15	0.16	0.18
Administrator Class	0.15	0.15	0.15	0.16	0.18

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.59%	0.87%	0.69%	2.54%	80%	$47,030
1.06%	0.85%	0.76%	3.39%	41%	$55,965
0.98%	0.86%	0.77%	(1.74)%	36%	$66,656
1.26%	0.98%	0.81%	1.83%	42%	$15,537
1.29%	1.01%	0.85%	2.67%	40%	$17,467

0.83%	1.62%	1.44%	1.76%	80%	$2,250
0.31%	1.61%	1.51%	2.57%	41%	$2,822
0.19%	1.63%	1.53%	(2.44)%	36%	$2,763
0.51%	1.73%	1.56%	1.09%	42%	$3,471
0.54%	1.76%	1.60%	1.89%	40%	$4,287

1.36%	1.13%	0.94%	2.31%	80%	$29
0.79%	1.12%	1.01%	3.13%	41%	$32
0.69%	1.12%	1.02%	(2.00)%	36%	$29
1.01%	1.27%	1.06%	1.53%	42%	$28
1.02%	1.27%	1.06%	4.61%	40%	$26

1.54%	0.60%	0.44%	2.46%	80%	$12,858
1.37%	0.58%	0.45%	3.71%	41%	$248,734
1.27%	0.59%	0.45%	(1.40)%	36%	$271,674
1.62%	0.65%	0.45%	2.16%	42%	$338,108
1.66%	0.66%	0.45%	3.09%	40%	$367,184

1.99%	0.44%	0.24%	2.99%	80%	$40,511
1.53%	0.42%	0.30%	3.81%	41%	$72,643
1.42%	0.43%	0.30%	(1.25)%	36%	$243,820
1.77%	0.51%	0.30%	2.41%	42%	$240,044
1.79%	0.57%	0.37%	3.23%	40%	$233,894

1.66%	0.79%	0.59%	2.77%	80%	$24,351
1.17%	0.77%	0.65%	3.41%	41%	$39,234
1.07%	0.78%	0.65%	(1.56)%	36%	$61,887
1.42%	0.82%	0.65%	1.95%	42%	$99,638
1.45%	0.85%	0.69%	2.87%	40%	$116,854

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Target Date Funds	Financial highlights

Target 2010 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2018	$12.41	0.19		0.22	(0.04)	(2.06)	$10.72
Year ended February 28, 2017	$12.26	0.15		0.30	(0.09)	(0.21)	$12.41
Year ended February 29, 2016	$13.16	0.14	[4]	(0.40)	(0.06)	(0.58)	$12.26
Year ended February 28, 2015	$13.33	0.18	[4]	0.09	(0.17)	(0.27)	$13.16
Year ended February 28, 2014	$13.30	0.19	[4]	0.31	(0.17)	(0.30)	$13.33
Class C
Year ended February 28, 2018	$12.56	0.13		0.19	0.00	(2.06)	$10.82
Year ended February 28, 2017	$12.42	0.07		0.30	(0.02)	(0.21)	$12.56
Year ended February 29, 2016	$13.36	0.04	[4]	(0.40)	0.00	(0.58)	$12.42
Year ended February 28, 2015	$13.52	0.09		0.09	(0.07)	(0.27)	$13.36
Year ended February 28, 2014	$13.48	0.09	[4]	0.31	(0.06)	(0.30)	$13.52
Class R
Year ended February 28, 2018	$12.33	0.16		0.22	(0.02)	(2.06)	$10.63
Year ended February 28, 2017	$12.19	0.11		0.31	(0.07)	(0.21)	$12.33
Year ended February 29, 2016	$13.11	0.11	[4]	(0.41)	(0.04)	(0.58)	$12.19
Year ended February 28, 2015	$13.28	0.15	[4]	0.10	(0.15)	(0.27)	$13.11
Year ended February 28, 2014[5]	$13.08	0.10	[4]	0.58	(0.18)	(0.30)	$13.28
Class R4
Year ended February 28, 2018	$12.55	0.23	[4]	0.22	(0.08)	(2.06)	$10.86
Year ended February 28, 2017	$12.38	0.19	[4]	0.32	(0.13)	(0.21)	$12.55
Year ended February 29, 2016	$13.30	0.18	[4]	(0.41)	(0.11)	(0.58)	$12.38
Year ended February 28, 2015	$13.46	0.23	[4]	0.10	(0.22)	(0.27)	$13.30
Year ended February 28, 2014	$13.43	0.24	[4]	0.31	(0.22)	(0.30)	$13.46
Class R6[6]
Year ended February 28, 2018	$12.54	0.25	[4]	0.22	(0.11)	(2.06)	$10.84
Year ended February 28, 2017	$12.37	0.21	[4]	0.32	(0.15)	(0.21)	$12.54
Year ended February 29, 2016	$13.29	0.19		(0.40)	(0.13)	(0.58)	$12.37
Year ended February 28, 2015	$13.45	0.27		0.08	(0.24)	(0.27)	$13.29
Year ended February 28, 2014	$13.43	0.25	[4]	0.32	(0.25)	(0.30)	$13.45
Administrator Class
Year ended February 28, 2018	$12.55	0.21	[4]	0.21	(0.05)	(2.06)	$10.86
Year ended February 28, 2017	$12.39	0.16		0.31	(0.10)	(0.21)	$12.55
Year ended February 29, 2016	$13.29	0.16	[4]	(0.41)	(0.07)	(0.58)	$12.39
Year ended February 28, 2015	$13.46	0.21		0.08	(0.19)	(0.27)	$13.29
Year ended February 28, 2014	$13.42	0.21	[4]	0.32	(0.19)	(0.30)	$13.46

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28		Year ended February 29, 2016	Year ended February 28
	2018	2017		2015	2014
Class A	0.15%	0.16%	0.15%	0.16%	0.19%
Class C	0.15	0.16	0.15	0.16	0.19
Class R	0.16	0.16	0.15	0.16	0.19	[5]
Class R4	0.15	0.16	0.15	0.16	0.19
Class R6[6]	0.15	0.16	0.15	0.16	0.19
Administrator Class	0.15	0.16	0.15	0.16	0.19

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.58%	0.87%	0.70%	3.04%	79%	$51,677
1.14%	0.87%	0.78%	3.71%	41%	$60,237
1.11%	0.88%	0.79%	(1.99)%	36%	$67,826
1.36%	0.99%	0.83%	2.11%	41%	$26,753
1.39%	1.02%	0.87%	3.87%	40%	$32,012

0.83%	1.62%	1.45%	2.25%	79%	$1,323
0.39%	1.62%	1.53%	2.96%	41%	$1,761
0.34%	1.65%	1.55%	(2.69)%	36%	$1,984
0.61%	1.75%	1.58%	1.39%	41%	$2,781
0.64%	1.77%	1.62%	3.07%	40%	$2,952

1.32%	1.13%	0.96%	2.75%	79%	$23
0.88%	1.14%	1.03%	3.45%	41%	$53
0.84%	1.16%	1.05%	(2.27)%	36%	$52
1.09%	1.26%	1.08%	1.92%	41%	$53
1.18%	1.29%	1.08%	5.36%	40%	$26

1.83%	0.59%	0.41%	3.30%	79%	$17,218
1.45%	0.59%	0.47%	4.11%	41%	$48,885
1.42%	0.61%	0.47%	(1.73)%	36%	$70,528
1.73%	0.66%	0.47%	2.55%	41%	$148,668
1.79%	0.67%	0.47%	4.24%	40%	$199,432

2.00%	0.44%	0.25%	3.42%	79%	$40,332
1.61%	0.44%	0.32%	4.27%	41%	$82,474
1.57%	0.45%	0.32%	(1.59)%	36%	$200,168
1.88%	0.51%	0.38%	2.71%	41%	$184,812
1.89%	0.57%	0.48%	4.35%	40%	$242,218

1.68%	0.79%	0.59%	3.09%	79%	$32,634
1.26%	0.79%	0.67%	3.84%	41%	$49,565
1.22%	0.80%	0.67%	(1.83)%	36%	$91,381
1.53%	0.86%	0.67%	2.26%	41%	$168,185
1.55%	0.92%	0.71%	4.08%	40%	$201,159

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Target Date Funds	Financial highlights

Target 2015 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2018	$10.12	0.15		0.27	(0.02)	(2.64)	$7.88
Year ended February 28, 2017	$9.87	0.15	[4]	0.37	(0.10)	(0.17)	$10.12
Year ended February 29, 2016	$10.40	0.15		(0.41)	(0.09)	(0.18)	$9.87
Year ended February 28, 2015	$10.38	0.15		0.13	(0.14)	(0.12)	$10.40
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)	$10.38
Class R
Year ended February 28, 2018	$10.26	0.13		0.27	(0.00)[5]	(2.64)	$8.02
Year ended February 28, 2017	$10.01	0.13		0.37	(0.08)	(0.17)	$10.26
Year ended February 29, 2016	$10.55	0.13		(0.42)	(0.07)	(0.18)	$10.01
Year ended February 28, 2015	$10.52	0.12		0.14	(0.11)	(0.12)	$10.55
Year ended February 28, 2014[6]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)	$10.52
Class R4
Year ended February 28, 2018	$10.16	0.19	[4]	0.26	(0.03)	(2.64)	$7.94
Year ended February 28, 2017	$9.91	0.18	[4]	0.37	(0.13)	(0.17)	$10.16
Year ended February 29, 2016	$10.43	0.18		(0.41)	(0.11)	(0.18)	$9.91
Year ended February 28, 2015	$10.40	0.18		0.14	(0.17)	(0.12)	$10.43
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)	$10.40
Class R6[7]
Year ended February 28, 2018	$10.15	0.25		0.22	(0.04)	(2.64)	$7.94
Year ended February 28, 2017	$9.90	0.20	[4]	0.37	(0.15)	(0.17)	$10.15
Year ended February 29, 2016	$10.42	0.20		(0.42)	(0.12)	(0.18)	$9.90
Year ended February 28, 2015	$10.39	0.20		0.14	(0.19)	(0.12)	$10.42
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)	$10.39
Administrator Class
Year ended February 28, 2018	$10.29	0.18	[4]	0.26	(0.02)	(2.64)	$8.07
Year ended February 28, 2017	$10.02	0.17	[4]	0.38	(0.11)	(0.17)	$10.29
Year ended February 29, 2016	$10.55	0.17		(0.43)	(0.09)	(0.18)	$10.02
Year ended February 28, 2015	$10.52	0.17		0.13	(0.15)	(0.12)	$10.55
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)	$10.52

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28		Year ended February 29, 2016	Year ended February 28
	2018	2017		2015	2014
Class A	0.16%	0.16%	0.16%	0.16%	0.19%
Class R	0.17	0.16	0.16	0.16	0.19	[6]
Class R4	0.16	0.16	0.16	0.16	0.19
Class R6[7]	0.16	0.16	0.16	0.16	0.19
Administrator Class	0.16	0.16	0.16	0.16	0.19

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	65

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.65%	0.86%	0.71%	3.72%	76%	$42,542
1.43%	0.87%	0.79%	5.30%	41%	$54,770
1.55%	0.85%	0.79%	(2.54)%	36%	$74,807
1.39%	0.99%	0.84%	2.75%	39%	$1,947
1.45%	0.99%	0.84%	5.56%	38%	$332

1.41%	1.12%	0.96%	3.52%	76%	$22
1.18%	1.12%	1.04%	4.99%	41%	$37
1.25%	1.14%	1.06%	(2.78)%	36%	$42
1.16%	1.25%	1.09%	2.51%	39%	$50
1.14%	1.26%	1.09%	6.51%	38%	$27

1.91%	0.59%	0.41%	4.05%	76%	$43,346
1.73%	0.59%	0.48%	5.57%	41%	$105,773
1.83%	0.59%	0.48%	(2.22)%	36%	$127,503
1.78%	0.66%	0.48%	3.15%	39%	$180,101
1.76%	0.66%	0.48%	5.90%	38%	$189,078

2.08%	0.44%	0.26%	4.27%	76%	$61,265
1.92%	0.43%	0.33%	5.74%	41%	$125,438
1.97%	0.44%	0.33%	(2.12)%	36%	$367,041
1.92%	0.51%	0.33%	3.31%	39%	$420,676
1.88%	0.55%	0.38%	6.04%	38%	$437,620

1.76%	0.77%	0.60%	3.89%	76%	$15,886
1.59%	0.78%	0.68%	5.52%	41%	$21,910
1.62%	0.78%	0.68%	(2.45)%	36%	$122,329
1.57%	0.83%	0.68%	2.91%	39%	$188,412
1.54%	0.85%	0.72%	5.79%	38%	$211,930

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Target Date Funds	Financial highlights

Target 2020 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2018	$14.87	0.24		0.61	0.00	(3.17)	$12.55
Year ended February 28, 2017	$14.19	0.21		0.85	(0.17)	(0.21)	$14.87
Year ended February 29, 2016	$15.24	0.22	[4]	(0.81)	(0.10)	(0.36)	$14.19
Year ended February 28, 2015	$15.14	0.20	[4]	0.33	(0.18)	(0.25)	$15.24
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)	$15.14
Class C
Year ended February 28, 2018	$14.75	0.13		0.60	0.00	(3.17)	$12.31
Year ended February 28, 2017	$14.10	0.10		0.84	(0.08)	(0.21)	$14.75
Year ended February 29, 2016	$15.16	0.11	[4]	(0.79)	(0.02)	(0.36)	$14.10
Year ended February 28, 2015	$15.08	0.09		0.32	(0.08)	(0.25)	$15.16
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)	$15.08
Class R
Year ended February 28, 2018	$14.81	0.22	[4]	0.60	0.00	(3.17)	$12.46
Year ended February 28, 2017	$14.14	0.18		0.84	(0.14)	(0.21)	$14.81
Year ended February 29, 2016	$15.18	0.17	[4]	(0.79)	(0.06)	(0.36)	$14.14
Year ended February 28, 2015	$15.10	0.15	[4]	0.34	(0.16)	(0.25)	$15.18
Year ended February 28, 2014[5]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)	$15.10
Class R4
Year ended February 28, 2018	$15.15	0.31	[4]	0.60	0.00	(3.17)	$12.89
Year ended February 28, 2017	$14.44	0.27	[4]	0.86	(0.21)	(0.21)	$15.15
Year ended February 29, 2016	$15.50	0.26		(0.81)	(0.15)	(0.36)	$14.44
Year ended February 28, 2015	$15.40	0.26		0.33	(0.24)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)	$15.40
Class R6[6]
Year ended February 28, 2018	$15.14	0.33	[4]	0.61	(0.01)	(3.17)	$12.90
Year ended February 28, 2017	$14.43	0.29	[4]	0.86	(0.23)	(0.21)	$15.14
Year ended February 29, 2016	$15.50	0.27		(0.80)	(0.18)	(0.36)	$14.43
Year ended February 28, 2015	$15.40	0.28		0.33	(0.26)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)	$15.40
Administrator Class
Year ended February 28, 2018	$15.09	0.29		0.59	0.00	(3.17)	$12.80
Year ended February 28, 2017	$14.40	0.24	[4]	0.84	(0.18)	(0.21)	$15.09
Year ended February 29, 2016	$15.46	0.23		(0.81)	(0.12)	(0.36)	$14.40
Year ended February 28, 2015	$15.36	0.23		0.33	(0.21)	(0.25)	$15.46
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)	$15.36

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28		Year ended February 29, 2016	Year ended February 28
	2018	2017		2015	2014
Class A	0.16%	0.17%	0.16%	0.16%	0.19%
Class C	0.16	0.17	0.16	0.16	0.19
Class R	0.17	0.17	0.16	0.16	0.19	[5]
Class R4	0.17	0.17	0.16	0.16	0.19
Class R6[6]	0.17	0.17	0.16	0.16	0.19
Administrator Class	0.17	0.17	0.16	0.16	0.19

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	67

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.74%	0.79%	0.71%	5.40%	73%	$199,069
1.44%	0.85%	0.81%	7.53%	39%	$218,652
1.49%	0.86%	0.82%	(3.86)%	34%	$230,667
1.34%	0.95%	0.86%	3.57%	36%	$64,808
1.32%	0.98%	0.90%	8.16%	35%	$75,871

0.99%	1.54%	1.46%	4.60%	73%	$6,219
0.69%	1.60%	1.56%	6.71%	39%	$6,713
0.74%	1.62%	1.58%	(4.50)%	34%	$6,355
0.59%	1.70%	1.61%	2.71%	36%	$5,509
0.57%	1.73%	1.65%	7.36%	35%	$5,208

1.51%	1.06%	0.98%	5.20%	73%	$66
1.21%	1.10%	1.06%	7.27%	39%	$321
1.25%	1.14%	1.08%	(4.08)%	34%	$409
1.00%	1.21%	1.11%	3.30%	36%	$744
1.07%	1.24%	1.11%	8.37%	35%	$27

2.05%	0.53%	0.42%	5.70%	73%	$130,172
1.76%	0.56%	0.50%	7.89%	39%	$357,823
1.82%	0.58%	0.50%	(3.52)%	34%	$408,501
1.72%	0.62%	0.50%	3.89%	36%	$772,604
1.70%	0.63%	0.50%	8.58%	35%	$803,141

2.20%	0.37%	0.26%	5.89%	73%	$400,206
1.92%	0.41%	0.35%	8.04%	39%	$645,237
1.97%	0.43%	0.35%	(3.42)%	34%	$1,116,419
1.85%	0.47%	0.35%	4.04%	36%	$1,114,670
1.88%	0.53%	0.40%	8.72%	35%	$1,065,417

1.85%	0.72%	0.61%	5.51%	73%	$111,716
1.60%	0.76%	0.70%	7.58%	39%	$197,835
1.62%	0.77%	0.70%	(3.72)%	34%	$526,327
1.50%	0.79%	0.70%	3.69%	36%	$670,893
1.52%	0.82%	0.74%	8.35%	35%	$746,910

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Target Date Funds	Financial highlights

Target 2025 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2018	$10.48	0.17	[4]	0.63	(0.03)	(4.84)	$6.41
Year ended February 28, 2017	$9.77	0.13		0.90	(0.15)	(0.17)	$10.48
Year ended February 29, 2016	$10.69	0.14	[4]	(0.73)	(0.08)	(0.25)	$9.77
Year ended February 28, 2015	$10.56	0.13		0.33	(0.13)	(0.20)	$10.69
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)	$10.56
Class R
Year ended February 28, 2018	$10.49	0.16	[4]	0.53	0.00	(4.84)	$6.34
Year ended February 28, 2017	$9.79	0.12		0.88	(0.13)	(0.17)	$10.49
Year ended February 29, 2016	$10.71	0.13		(0.73)	(0.07)	(0.25)	$9.79
Year ended February 28, 2015	$10.57	0.11		0.33	(0.10)	(0.20)	$10.71
Year ended February 28, 2014[5]	$9.95	0.07		0.94	(0.06)	(0.33)	$10.57
Class R4
Year ended February 28, 2018	$10.52	0.20		0.63	(0.06)	(4.84)	$6.45
Year ended February 28, 2017	$9.80	0.17		0.90	(0.18)	(0.17)	$10.52
Year ended February 29, 2016	$10.72	0.18		(0.73)	(0.12)	(0.25)	$9.80
Year ended February 28, 2015	$10.58	0.17		0.33	(0.16)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)	$10.58
Class R6[6]
Year ended February 28, 2018	$10.51	0.25		0.60	(0.08)	(4.84)	$6.44
Year ended February 28, 2017	$9.80	0.20	[4]	0.87	(0.19)	(0.17)	$10.51
Year ended February 29, 2016	$10.71	0.20		(0.73)	(0.13)	(0.25)	$9.80
Year ended February 28, 2015	$10.57	0.19		0.33	(0.18)	(0.20)	$10.71
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)	$10.57
Administrator Class
Year ended February 28, 2018	$10.55	0.19		0.62	(0.04)	(4.84)	$6.48
Year ended February 28, 2017	$9.82	0.17	[4]	0.89	(0.16)	(0.17)	$10.55
Year ended February 29, 2016	$10.74	0.16		(0.74)	(0.09)	(0.25)	$9.82
Year ended February 28, 2015	$10.60	0.15		0.33	(0.14)	(0.20)	$10.74
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)	$10.60

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28		Year ended February 29, 2016	Year ended February 28
	2018	2017		2015	2014
Class A	0.17%	0.17%	0.16%	0.16%	0.19%
Class R	0.18	0.17	0.16	0.16	0.19	[5]
Class R4	0.17	0.17	0.16	0.16	0.19
Class R6[6]	0.17	0.16	0.16	0.16	0.19
Administrator Class	0.17	0.16	0.16	0.16	0.19

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	69

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.70%	0.81%	0.71%	7.09%	67%	$117,382
1.37%	0.84%	0.81%	10.61%	36%	$140,428
1.40%	0.84%	0.81%	(5.56)%	32%	$175,373
1.25%	0.96%	0.86%	4.46%	31%	$3,193
1.28%	0.97%	0.86%	10.99%	32%	$1,379

1.53%	1.10%	1.02%	5.94%	67%	$29
1.12%	1.10%	1.06%	10.22%	36%	$610
1.20%	1.13%	1.08%	(5.72)%	32%	$830
0.85%	1.21%	1.11%	4.24%	31%	$1,032
0.96%	1.22%	1.11%	10.27%	32%	$28

2.01%	0.55%	0.43%	7.33%	67%	$87,607
1.65%	0.57%	0.50%	10.98%	36%	$274,639
1.78%	0.58%	0.50%	(5.26)%	32%	$279,663
1.65%	0.63%	0.50%	4.87%	31%	$379,384
1.60%	0.63%	0.50%	11.29%	32%	$354,137

2.16%	0.39%	0.26%	7.54%	67%	$201,812
1.92%	0.41%	0.35%	11.04%	36%	$372,101
1.92%	0.43%	0.35%	(5.02)%	32%	$1,416,984
1.79%	0.48%	0.35%	5.03%	31%	$1,481,264
1.78%	0.52%	0.39%	11.42%	32%	$1,409,281

1.81%	0.73%	0.61%	7.12%	67%	$43,559
1.59%	0.76%	0.70%	10.87%	36%	$65,620
1.58%	0.77%	0.70%	(5.45)%	32%	$298,492
1.45%	0.80%	0.70%	4.65%	31%	$350,823
1.43%	0.82%	0.74%	11.11%	32%	$354,050

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Target Date Funds	Financial highlights

Target 2030 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2018	$16.70	0.27		1.25	(0.15)	(4.54)	$13.53
Year ended February 28, 2017	$15.17	0.23		1.90	(0.31)	(0.29)	$16.70
Year ended February 29, 2016	$16.97	0.21	[4]	(1.44)	(0.14)	(0.43)	$15.17
Year ended February 28, 2015	$16.61	0.22		0.67	(0.19)	(0.34)	$16.97
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)	$16.61
Class C
Year ended February 28, 2018	$16.24	0.18		1.17	(0.04)	(4.54)	$13.01
Year ended February 28, 2017	$14.79	0.07		1.88	(0.21)	(0.29)	$16.24
Year ended February 29, 2016	$16.58	0.10		(1.41)	(0.05)	(0.43)	$14.79
Year ended February 28, 2015	$16.25	0.08		0.67	(0.08)	(0.34)	$16.58
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)	$16.25
Class R
Year ended February 28, 2018	$16.66	0.26	[4]	1.17	0.00	(4.54)	$13.55
Year ended February 28, 2017	$15.14	0.18		1.90	(0.27)	(0.29)	$16.66
Year ended February 29, 2016	$16.95	0.18		(1.44)	(0.12)	(0.43)	$15.14
Year ended February 28, 2015	$16.61	0.13	[4]	0.71	(0.16)	(0.34)	$16.95
Year ended February 28, 2014[5]	$15.39	0.10		1.75	(0.09)	(0.54)	$16.61
Class R4
Year ended February 28, 2018	$16.95	0.34	[4]	1.25	(0.19)	(4.54)	$13.81
Year ended February 28, 2017	$15.38	0.27		1.94	(0.35)	(0.29)	$16.95
Year ended February 29, 2016	$17.20	0.28		(1.47)	(0.20)	(0.43)	$15.38
Year ended February 28, 2015	$16.83	0.26		0.70	(0.25)	(0.34)	$17.20
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)	$16.83
Class R6[6]
Year ended February 28, 2018	$16.93	0.36	[4]	1.26	(0.22)	(4.54)	$13.79
Year ended February 28, 2017	$15.37	0.31	[4]	1.92	(0.38)	(0.29)	$16.93
Year ended February 29, 2016	$17.19	0.30		(1.46)	(0.23)	(0.43)	$15.37
Year ended February 28, 2015	$16.81	0.28		0.72	(0.28)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.29	[4]	1.84	(0.27)	(0.54)	$16.81
Administrator Class
Year ended February 28, 2018	$16.94	0.28		1.27	(0.15)	(4.54)	$13.80
Year ended February 28, 2017	$15.37	0.25	[4]	1.93	(0.32)	(0.29)	$16.94
Year ended February 29, 2016	$17.19	0.25		(1.47)	(0.17)	(0.43)	$15.37
Year ended February 28, 2015	$16.82	0.23		0.70	(0.22)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)	$16.82

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28		Year ended February 29, 2016	Year ended February 28
	2018	2017		2015	2014
Class A	0.17%	0.17%	0.16%	0.16%	0.19%
Class C	0.17	0.17	0.16	0.16	0.19
Class R	0.19	0.17	0.16	0.16	0.19	[5]
Class R4	0.17	0.17	0.16	0.16	0.19
Class R6[6]	0.17	0.16	0.16	0.16	0.19
Administrator Class	0.17	0.17	0.16	0.16	0.19

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	71

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.63%	0.80%	0.71%	8.79%	61%	$228,015
1.32%	0.84%	0.82%	14.15%	31%	$230,044
1.32%	0.86%	0.83%	(7.37)%	30%	$227,928
1.22%	0.95%	0.87%	5.44%	26%	$60,747
1.22%	0.98%	0.91%	13.52%	29%	$65,634

0.88%	1.55%	1.46%	7.95%	61%	$4,748
0.57%	1.59%	1.57%	13.28%	31%	$4,630
0.63%	1.63%	1.59%	(8.05)%	30%	$4,662
0.45%	1.70%	1.62%	4.67%	26%	$5,020
0.47%	1.73%	1.66%	12.64%	29%	$4,097

1.54%	1.10%	1.04%	8.28%	61%	$34
1.06%	1.10%	1.07%	13.88%	31%	$904
1.11%	1.12%	1.08%	(7.57)%	30%	$853
0.72%	1.22%	1.12%	5.15%	26%	$603
0.87%	1.22%	1.12%	12.19%	29%	$28

1.95%	0.53%	0.42%	9.09%	61%	$219,799
1.64%	0.56%	0.51%	14.52%	31%	$507,587
1.73%	0.58%	0.51%	(7.07)%	30%	$513,864
1.57%	0.62%	0.51%	5.82%	26%	$897,425
1.53%	0.63%	0.51%	13.99%	29%	$850,913

2.10%	0.38%	0.26%	9.28%	61%	$353,891
1.87%	0.41%	0.36%	14.63%	31%	$618,551
1.85%	0.43%	0.36%	(6.93)%	30%	$1,284,324
1.72%	0.47%	0.36%	6.04%	26%	$1,185,077
1.76%	0.53%	0.41%	14.08%	29%	$1,049,122

1.75%	0.72%	0.61%	8.86%	61%	$161,583
1.51%	0.76%	0.71%	14.32%	31%	$262,336
1.52%	0.77%	0.71%	(7.27)%	30%	$498,554
1.38%	0.79%	0.71%	5.61%	26%	$643,336
1.38%	0.82%	0.75%	13.74%	29%	$685,421

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Target Date Funds	Financial highlights

Target 2035 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2018	$11.25	0.18		1.01	(0.12)	(3.97)	$8.35
Year ended February 28, 2017	$9.89	0.13		1.56	(0.15)	(0.18)	$11.25
Year ended February 29, 2016	$11.32	0.15		(1.18)	(0.11)	(0.29)	$9.89
Year ended February 28, 2015	$11.02	0.12		0.56	(0.13)	(0.25)	$11.32
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)	$11.02
Class R
Year ended February 28, 2018	$11.32	0.15		1.01	(0.09)	(3.97)	$8.42
Year ended February 28, 2017	$9.95	0.11		1.57	(0.13)	(0.18)	$11.32
Year ended February 29, 2016	$11.39	0.11		(1.17)	(0.09)	(0.29)	$9.95
Year ended February 28, 2015	$11.09	0.10		0.55	(0.10)	(0.25)	$11.39
Year ended February 28, 2014[4]	$10.16	0.06	[5]	1.32	(0.06)	(0.39)	$11.09
Class R4
Year ended February 28, 2018	$11.27	0.21	[5]	1.02	(0.16)	(3.97)	$8.37
Year ended February 28, 2017	$9.91	0.17	[5]	1.56	(0.19)	(0.18)	$11.27
Year ended February 29, 2016	$11.33	0.18		(1.17)	(0.14)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.17		0.54	(0.16)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)	$11.03
Class R6[6]
Year ended February 28, 2018	$11.27	0.27		0.98	(0.18)	(3.97)	$8.37
Year ended February 28, 2017	$9.91	0.20	[5]	1.55	(0.21)	(0.18)	$11.27
Year ended February 29, 2016	$11.33	0.19		(1.16)	(0.16)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.18		0.55	(0.18)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)	$11.03
Administrator Class
Year ended February 28, 2018	$11.30	0.19		1.02	(0.13)	(3.97)	$8.41
Year ended February 28, 2017	$9.94	0.16	[5]	1.55	(0.17)	(0.18)	$11.30
Year ended February 29, 2016	$11.37	0.16		(1.18)	(0.12)	(0.29)	$9.94
Year ended February 28, 2015	$11.06	0.15		0.55	(0.14)	(0.25)	$11.37
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)	$11.06

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28		Year ended February 29, 2016	Year ended February 28
	2018	2017		2015	2014
Class A	0.18%	0.17%	0.17%	0.16%	0.19%
Class R	0.18	0.17	0.17	0.16	0.19	[4]
Class R4	0.18	0.17	0.16	0.16	0.19
Class R6[6]	0.18	0.16	0.16	0.16	0.19
Administrator Class	0.18	0.16	0.16	0.16	0.19

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[5]	Calculated based upon average shares outstanding

[6]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.56%	0.83%	0.72%	10.21%	55%	$118,000
1.28%	0.85%	0.83%	17.33%	27%	$127,294
1.19%	0.84%	0.83%	(9.28)%	28%	$142,817
1.05%	0.97%	0.88%	6.33%	22%	$1,677
1.11%	0.98%	0.88%	15.82%	26%	$532

1.32%	1.08%	0.97%	9.87%	55%	$192
0.89%	1.11%	1.08%	17.09%	27%	$171
1.02%	1.13%	1.09%	(9.48)%	28%	$73
0.90%	1.23%	1.13%	5.97%	22%	$36
0.79%	1.26%	1.13%	13.76%	26%	$28

1.90%	0.56%	0.43%	10.53%	55%	$82,617
1.54%	0.57%	0.52%	17.68%	27%	$240,025
1.66%	0.59%	0.52%	(8.92)%	28%	$228,810
1.51%	0.64%	0.52%	6.63%	22%	$329,135
1.45%	0.65%	0.52%	16.28%	26%	$297,612

2.04%	0.41%	0.27%	10.76%	55%	$185,889
1.83%	0.42%	0.37%	17.86%	27%	$317,594
1.80%	0.44%	0.37%	(8.78)%	28%	$714,884
1.65%	0.49%	0.37%	6.79%	22%	$674,926
1.71%	0.55%	0.41%	16.41%	26%	$570,482

1.67%	0.74%	0.61%	10.33%	55%	$35,678
1.52%	0.77%	0.72%	17.38%	27%	$50,898
1.46%	0.78%	0.72%	(9.17)%	28%	$182,599
1.31%	0.81%	0.72%	6.50%	22%	$227,265
1.33%	0.85%	0.75%	15.96%	26%	$236,217

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Target Date Funds	Financial highlights

Target 2040 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2018	$19.43	0.31		1.93	(0.31)	(5.34)	$16.02
Year ended February 28, 2017	$16.74	0.23		3.08	(0.27)	(0.35)	$19.43
Year ended February 29, 2016	$19.53	0.22	[4]	(2.27)	(0.20)	(0.54)	$16.74
Year ended February 28, 2015	$18.90	0.22		1.08	(0.21)	(0.46)	$19.53
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)	$18.90
Class C
Year ended February 28, 2018	$18.19	0.14	[4]	1.81	(0.19)	(5.34)	$14.61
Year ended February 28, 2017	$15.71	0.04		2.94	(0.15)	(0.35)	$18.19
Year ended February 29, 2016	$18.38	0.09	[4]	(2.15)	(0.07)	(0.54)	$15.71
Year ended February 28, 2015	$17.85	0.06	[4]	1.02	(0.09)	(0.46)	$18.38
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)	$17.85
Class R
Year ended February 28, 2018	$19.36	0.27	[4]	1.93	(0.20)	(5.34)	$16.02
Year ended February 28, 2017	$16.69	0.18		3.07	(0.23)	(0.35)	$19.36
Year ended February 29, 2016	$19.51	0.18		(2.28)	(0.18)	(0.54)	$16.69
Year ended February 28, 2015	$18.90	0.14	[4]	1.11	(0.18)	(0.46)	$19.51
Year ended February 28, 2014[5]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)	$18.90
Class R4
Year ended February 28, 2018	$19.86	0.36		1.99	(0.36)	(5.34)	$16.51
Year ended February 28, 2017	$17.09	0.27		3.18	(0.33)	(0.35)	$19.86
Year ended February 29, 2016	$19.93	0.28		(2.32)	(0.26)	(0.54)	$17.09
Year ended February 28, 2015	$19.28	0.29		1.10	(0.28)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.27	[4]	2.78	(0.28)	(0.73)	$19.28
Class R6[6]
Year ended February 28, 2018	$19.85	0.40	[4]	1.98	(0.39)	(5.34)	$16.50
Year ended February 28, 2017	$17.09	0.41		3.06	(0.36)	(0.35)	$19.85
Year ended February 29, 2016	$19.93	0.32		(2.33)	(0.29)	(0.54)	$17.09
Year ended February 28, 2015	$19.27	0.30		1.13	(0.31)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.31	[4]	2.75	(0.30)	(0.73)	$19.27
Administrator Class
Year ended February 28, 2018	$19.82	0.33	[4]	1.98	(0.32)	(5.34)	$16.47
Year ended February 28, 2017	$17.07	0.25		3.14	(0.29)	(0.35)	$19.82
Year ended February 29, 2016	$19.89	0.27		(2.33)	(0.22)	(0.54)	$17.07
Year ended February 28, 2015	$19.25	0.25		1.09	(0.24)	(0.46)	$19.89
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)	$19.25

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28		Year ended February 29, 2016	Year ended February 28
	2018	2017		2015	2014
Class A	0.18%	0.17%	0.16%	0.16%	0.19%
Class C	0.18	0.17	0.16	0.16	0.19
Class R	0.18	0.17	0.17	0.16	0.19	[5]
Class R4	0.18	0.17	0.16	0.16	0.19
Class R6[6]	0.18	0.16	0.16	0.16	0.19
Administrator Class	0.18	0.17	0.16	0.16	0.19

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	75

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.51%	0.81%	0.72%	11.24%	51%	$223,769
1.21%	0.85%	0.83%	20.01%	24%	$218,689
1.23%	0.87%	0.84%	(10.72)%	27%	$202,038
1.11%	0.96%	0.88%	7.01%	18%	$111,874
1.15%	0.99%	0.92%	17.54%	25%	$114,233

0.76%	1.56%	1.46%	10.41%	51%	$5,292
0.47%	1.60%	1.58%	19.11%	24%	$4,782
0.54%	1.63%	1.60%	(11.39)%	27%	$4,621
0.35%	1.71%	1.63%	6.15%	18%	$5,747
0.40%	1.74%	1.67%	16.68%	25%	$4,813

1.40%	1.08%	1.01%	11.07%	51%	$56
0.94%	1.10%	1.08%	19.68%	24%	$394
0.97%	1.12%	1.09%	(10.96)%	27%	$289
0.72%	1.23%	1.13%	6.71%	18%	$137
0.75%	1.24%	1.13%	14.96%	25%	$29

1.85%	0.54%	0.42%	11.56%	51%	$189,896
1.54%	0.57%	0.52%	20.43%	24%	$388,622
1.64%	0.59%	0.52%	(10.45)%	27%	$385,259
1.47%	0.63%	0.52%	7.35%	18%	$678,944
1.42%	0.64%	0.52%	18.02%	25%	$635,241

2.00%	0.39%	0.27%	11.74%	51%	$283,562
1.80%	0.41%	0.37%	20.56%	24%	$489,693
1.75%	0.43%	0.37%	(10.32)%	27%	$929,672
1.61%	0.48%	0.37%	7.57%	18%	$872,914
1.70%	0.54%	0.42%	18.14%	25%	$724,856

1.63%	0.73%	0.61%	11.38%	51%	$132,365
1.43%	0.76%	0.72%	20.09%	24%	$197,272
1.42%	0.78%	0.72%	(10.56)%	27%	$320,415
1.27%	0.80%	0.72%	7.10%	18%	$427,789
1.30%	0.83%	0.76%	17.79%	25%	$452,487

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Target Date Funds	Financial highlights

Target 2045 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2018	$11.91	0.18	[4]	1.28	(0.20)	(3.99)	$9.18
Year ended February 28, 2017	$10.07	0.13		2.05	(0.17)	(0.17)	$11.91
Year ended February 29, 2016	$11.85	0.16		(1.52)	(0.13)	(0.29)	$10.07
Year ended February 28, 2015	$11.43	0.11	[4]	0.72	(0.13)	(0.28)	$11.85
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)	$11.43
Class R
Year ended February 28, 2018	$12.04	0.16		1.29	(0.17)	(3.99)	$9.33
Year ended February 28, 2017	$10.19	0.11		2.05	(0.14)	(0.17)	$12.04
Year ended February 29, 2016	$11.97	0.11		(1.51)	(0.09)	(0.29)	$10.19
Year ended February 28, 2015	$11.54	0.10		0.71	(0.10)	(0.28)	$11.97
Year ended February 28, 2014[5]	$10.45	0.05		1.55	(0.06)	(0.45)	$11.54
Class R4
Year ended February 28, 2018	$11.96	0.22	[4]	1.28	(0.23)	(3.99)	$9.24
Year ended February 28, 2017	$10.11	0.16		2.06	(0.20)	(0.17)	$11.96
Year ended February 29, 2016	$11.89	0.18		(1.51)	(0.16)	(0.29)	$10.11
Year ended February 28, 2015	$11.46	0.17		0.71	(0.17)	(0.28)	$11.89
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)	$11.46
Class R6[6]
Year ended February 28, 2018	$11.93	0.29		1.24	(0.26)	(3.99)	$9.21
Year ended February 28, 2017	$10.10	0.23		1.99	(0.22)	(0.17)	$11.93
Year ended February 29, 2016	$11.87	0.19		(1.49)	(0.18)	(0.29)	$10.10
Year ended February 28, 2015	$11.44	0.18		0.71	(0.18)	(0.28)	$11.87
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)	$11.44
Administrator Class
Year ended February 28, 2018	$12.01	0.19	[4]	1.28	(0.20)	(3.99)	$9.29
Year ended February 28, 2017	$10.16	0.16	[4]	2.04	(0.18)	(0.17)	$12.01
Year ended February 29, 2016	$11.94	0.16		(1.51)	(0.14)	(0.29)	$10.16
Year ended February 28, 2015	$11.51	0.14		0.71	(0.14)	(0.28)	$11.94
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)	$11.51

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28		Year ended February 29, 2016	Year ended February 28
	2018	2017		2015	2014
Class A	0.19%	0.17%	0.17%	0.16%	0.19%
Class R	0.18	0.16	0.16	0.16	0.19	[5]
Class R4	0.19	0.17	0.16	0.16	0.19
Class R6[6]	0.19	0.16	0.16	0.16	0.19
Administrator Class	0.19	0.17	0.16	0.16	0.19

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	77

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.48%	0.86%	0.72%	11.98%	48%	$61,914
1.22%	0.86%	0.83%	21.85%	22%	$70,570
1.09%	0.86%	0.83%	(11.70)%	26%	$77,062
0.96%	0.99%	0.88%	7.41%	16%	$793
1.09%	1.01%	0.88%	18.54%	24%	$167

1.25%	1.10%	0.97%	11.77%	48%	$36
0.88%	1.11%	1.08%	21.41%	22%	$42
1.01%	1.14%	1.09%	(11.84)%	26%	$30
0.83%	1.25%	1.13%	7.11%	16%	$31
0.68%	1.30%	1.13%	15.52%	24%	$29

1.84%	0.59%	0.44%	12.39%	48%	$46,811
1.46%	0.59%	0.52%	22.25%	22%	$151,999
1.61%	0.60%	0.52%	(11.41)%	26%	$131,789
1.44%	0.66%	0.52%	7.79%	16%	$199,015
1.39%	0.68%	0.52%	18.99%	24%	$174,582

1.97%	0.43%	0.27%	12.61%	48%	$133,524
1.77%	0.43%	0.37%	22.26%	22%	$219,922
1.73%	0.45%	0.37%	(11.21)%	26%	$407,094
1.58%	0.51%	0.37%	7.96%	16%	$367,164
1.67%	0.57%	0.42%	19.07%	24%	$291,293

1.60%	0.77%	0.61%	12.05%	48%	$30,255
1.46%	0.78%	0.72%	21.89%	22%	$41,504
1.39%	0.79%	0.72%	(11.55)%	26%	$108,091
1.24%	0.83%	0.72%	7.54%	16%	$130,175
1.28%	0.87%	0.75%	18.65%	24%	$126,533

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Target Date Funds	Financial highlights

Target 2050 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2018	$11.40	0.20		1.23	(0.19)	(4.03)	$8.61
Year ended February 28, 2017	$9.61	0.12		2.02	(0.18)	(0.17)	$11.40
Year ended February 29, 2016	$11.34	0.11	[4]	(1.44)	(0.12)	(0.28)	$9.61
Year ended February 28, 2015	$10.93	0.11		0.69	(0.13)	(0.26)	$11.34
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)	$10.93
Class C
Year ended February 28, 2018	$11.36	0.11		1.22	(0.10)	(4.03)	$8.56
Year ended February 28, 2017	$9.58	0.04		2.02	(0.11)	(0.17)	$11.36
Year ended February 29, 2016	$11.30	0.06		(1.46)	(0.04)	(0.28)	$9.58
Year ended February 28, 2015	$10.91	0.04		0.68	(0.07)	(0.26)	$11.30
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)	$10.91
Class R
Year ended February 28, 2018	$11.43	0.15		1.24	(0.16)	(4.03)	$8.63
Year ended February 28, 2017	$9.63	0.09		2.04	(0.16)	(0.17)	$11.43
Year ended February 29, 2016	$11.37	0.11		(1.47)	(0.10)	(0.28)	$9.63
Year ended February 28, 2015	$10.95	0.09		0.68	(0.09)	(0.26)	$11.37
Year ended February 28, 2014[5]	$9.91	0.05		1.48	(0.06)	(0.43)	$10.95
Class R4
Year ended February 28, 2018	$11.45	0.21	[4]	1.25	(0.22)	(4.03)	$8.66
Year ended February 28, 2017	$9.64	0.16	[4]	2.03	(0.21)	(0.17)	$11.45
Year ended February 29, 2016	$11.38	0.17		(1.48)	(0.15)	(0.28)	$9.64
Year ended February 28, 2015	$10.96	0.16		0.68	(0.16)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.15	[4]	1.67	(0.16)	(0.43)	$10.96
Class R6[6]
Year ended February 28, 2018	$11.44	0.26		1.22	(0.24)	(4.03)	$8.65
Year ended February 28, 2017	$9.64	0.19	[4]	2.01	(0.23)	(0.17)	$11.44
Year ended February 29, 2016	$11.37	0.18		(1.46)	(0.17)	(0.28)	$9.64
Year ended February 28, 2015	$10.95	0.17		0.68	(0.17)	(0.26)	$11.37
Year ended February 28, 2014	$9.72	0.17	[4]	1.66	(0.17)	(0.43)	$10.95
Administrator Class
Year ended February 28, 2018	$11.41	0.20		1.24	(0.20)	(4.03)	$8.62
Year ended February 28, 2017	$9.61	0.15	[4]	2.01	(0.19)	(0.17)	$11.41
Year ended February 29, 2016	$11.34	0.15		(1.47)	(0.13)	(0.28)	$9.61
Year ended February 28, 2015	$10.92	0.13		0.69	(0.14)	(0.26)	$11.34
Year ended February 28, 2014	$9.70	0.13	[4]	1.65	(0.13)	(0.43)	$10.92

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28		Year ended February 29, 2016	Year ended February 28
	2018	2017		2015	2014
Class A	0.19%	0.17%	0.17%	0.16%	0.21%
Class C	0.18	0.17	0.16	0.16	0.21
Class R	0.23	0.19	0.19	0.16	0.21	[5]
Class R4	0.19	0.17	0.16	0.16	0.21
Class R6[6]	0.19	0.16	0.16	0.16	0.21
Administrator Class	0.19	0.17	0.16	0.16	0.21

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	79

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.47%	0.83%	0.72%	12.26%	46%	$67,360
1.13%	0.85%	0.83%	22.48%	21%	$64,356
1.05%	0.86%	0.83%	(11.93)%	26%	$58,749
0.94%	0.97%	0.88%	7.52%	16%	$1,629
1.00%	0.98%	0.88%	18.62%	23%	$210

0.72%	1.58%	1.46%	11.38%	46%	$1,376
0.33%	1.61%	1.58%	21.58%	21%	$1,218
0.49%	1.64%	1.60%	(12.56)%	26%	$894
0.20%	1.72%	1.63%	6.70%	16%	$737
0.39%	1.73%	1.63%	17.68%	23%	$163

1.24%	1.12%	0.97%	11.88%	46%	$28
0.94%	1.13%	1.08%	22.29%	21%	$34
1.00%	1.17%	1.10%	(12.21)%	26%	$32
0.82%	1.25%	1.13%	7.20%	16%	$31
0.69%	1.27%	1.13%	15.67%	23%	$29

1.82%	0.56%	0.42%	12.54%	46%	$122,118
1.45%	0.57%	0.52%	23.00%	21%	$243,339
1.61%	0.59%	0.52%	(11.72)%	26%	$219,157
1.43%	0.64%	0.52%	7.82%	16%	$360,833
1.39%	0.65%	0.52%	19.10%	23%	$307,320

1.95%	0.41%	0.27%	12.73%	46%	$180,036
1.81%	0.42%	0.37%	23.09%	21%	$287,423
1.72%	0.44%	0.37%	(11.51)%	26%	$806,152
1.58%	0.49%	0.37%	7.98%	16%	$818,335
1.66%	0.55%	0.41%	19.28%	23%	$693,648

1.59%	0.75%	0.61%	12.29%	46%	$82,574
1.37%	0.76%	0.72%	22.72%	21%	$121,028
1.39%	0.78%	0.72%	(11.86)%	26%	$185,008
1.23%	0.81%	0.72%	7.64%	16%	$226,405
1.28%	0.85%	0.75%	18.79%	23%	$202,276

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Target Date Funds	Financial highlights

Target 2055 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2018	$13.91	0.21	[4]	1.50	(0.23)	(2.67)	$12.72
Year ended February 28, 2017	$11.56	0.14		2.44	(0.23)	0.00	$13.91
Year ended February 29, 2016	$13.28	0.14	[4]	(1.71)	(0.12)	(0.03)	$11.56
Year ended February 28, 2015	$12.63	0.13		0.80	(0.14)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.13)	(0.15)	$12.63
Class R
Year ended February 28, 2018	$13.76	0.18		1.49	(0.20)	(2.67)	$12.56
Year ended February 28, 2017	$11.45	0.10		2.41	(0.20)	0.00	$13.76
Year ended February 29, 2016	$13.16	0.12		(1.71)	(0.09)	(0.03)	$11.45
Year ended February 28, 2015	$12.51	0.11		0.79	(0.11)	(0.14)	$13.16
Year ended February 28, 2014[5]	$11.01	0.06		1.65	(0.06)	(0.15)	$12.51
Class R4
Year ended February 28, 2018	$13.94	0.27	[4]	1.50	(0.28)	(2.67)	$12.76
Year ended February 28, 2017	$11.59	0.18		2.44	(0.27)	0.00	$13.94
Year ended February 29, 2016	$13.32	0.20		(1.74)	(0.16)	(0.03)	$11.59
Year ended February 28, 2015	$12.65	0.18		0.81	(0.18)	(0.14)	$13.32
Year ended February 28, 2014	$10.91	0.15		1.90	(0.16)	(0.15)	$12.65
Class R6[6]
Year ended February 28, 2018	$13.91	0.31		1.48	(0.30)	(2.67)	$12.73
Year ended February 28, 2017	$11.57	0.23	[4]	2.40	(0.29)	0.00	$13.91
Year ended February 29, 2016	$13.29	0.21		(1.72)	(0.18)	(0.03)	$11.57
Year ended February 28, 2015	$12.63	0.19		0.80	(0.19)	(0.14)	$13.29
Year ended February 28, 2014	$10.90	0.19		1.87	(0.18)	(0.15)	$12.63
Administrator Class
Year ended February 28, 2018	$13.91	0.23	[4]	1.50	(0.24)	(2.67)	$12.73
Year ended February 28, 2017	$11.57	0.17	[4]	2.41	(0.24)	0.00	$13.91
Year ended February 29, 2016	$13.28	0.17		(1.71)	(0.14)	(0.03)	$11.57
Year ended February 28, 2015	$12.62	0.14		0.81	(0.15)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.14)	(0.15)	$12.62

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28		Year ended February 29, 2016	Year ended February 28
	2018	2017		2015	2014
Class A	0.19%	0.17%	0.17%	0.16%	0.18%
Class R	0.19	0.17	0.20	0.16	0.18	[5]
Class R4	0.19	0.17	0.16	0.16	0.18
Class R6[6]	0.19	0.16	0.16	0.16	0.18
Administrator Class	0.19	0.17	0.16	0.16	0.18

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	81

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.47%	1.04%	0.71%	12.15%	46%	$10,352
1.13%	0.91%	0.83%	22.45%	21%	$9,270
1.15%	0.94%	0.84%	(11.93)%	26%	$8,940
0.97%	1.07%	0.88%	7.46%	16%	$565
1.10%	1.19%	0.88%	18.69%	23%	$66

1.22%	1.29%	0.96%	11.99%	46%	$42
0.98%	1.16%	1.08%	22.04%	21%	$40
0.98%	1.24%	1.09%	(12.16)%	26%	$42
0.83%	1.36%	1.13%	7.24%	16%	$31
0.73%	1.48%	1.13%	15.66%	23%	$29

1.85%	0.73%	0.44%	12.56%	46%	$15,764
1.32%	0.64%	0.52%	22.78%	21%	$43,147
1.61%	0.66%	0.52%	(11.70)%	26%	$27,193
1.41%	0.74%	0.52%	7.92%	16%	$33,651
1.40%	0.86%	0.52%	19.06%	23%	$20,591

1.94%	0.60%	0.26%	12.76%	46%	$56,563
1.79%	0.47%	0.37%	22.97%	21%	$65,516
1.72%	0.51%	0.37%	(11.52)%	26%	$161,764
1.55%	0.59%	0.37%	8.01%	16%	$126,822
1.63%	0.75%	0.40%	19.18%	23%	$74,427

1.62%	0.94%	0.62%	12.32%	46%	$5,662
1.34%	0.83%	0.72%	22.50%	21%	$9,700
1.37%	0.85%	0.72%	(11.75)%	26%	$14,747
1.16%	0.91%	0.72%	7.66%	16%	$12,493
1.28%	1.05%	0.75%	18.70%	23%	$8,462

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Target Date Funds	Financial highlights

Target 2060 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Year ended February 28, 2018	$10.69	0.15		1.15	(0.16)	$11.83
Year ended February 28, 2017	$8.84	0.09	[4]	1.86	(0.10)	$10.69
Year ended February 29, 2016[5]	$10.00	0.06		(1.11)	(0.11)	$8.84
Class C
Year ended February 28, 2018	$10.71	0.07		1.15	(0.08)	$11.85
Year ended February 28, 2017	$8.90	0.04		1.84	(0.07)	$10.71
Year ended February 29, 2016[5]	$10.00	0.01		(1.11)	0.00	$8.90
Class R
Year ended February 28, 2018	$10.53	0.14	[4]	1.11	(0.13)	$11.65
Year ended February 28, 2017	$8.84	0.09	[4]	1.80	(0.20)	$10.53
Year ended February 29, 2016[5]	$10.00	0.05		(1.11)	(0.10)	$8.84
Class R4
Year ended February 28, 2018	$10.88	0.21		1.16	(0.19)	$12.06
Year ended February 28, 2017	$8.97	0.12	[4]	1.89	(0.10)	$10.88
Year ended February 29, 2016[5]	$10.00	0.08	[4]	(1.11)	0.00	$8.97
Class R6
Year ended February 28, 2018	$10.86	0.24		1.14	(0.21)	$12.03
Year ended February 28, 2017	$8.95	0.13	[4]	1.90	(0.12)	$10.86
Year ended February 29, 2016[5]	$10.00	0.09	[4]	(1.12)	(0.02)	$8.95
Administrator Class
Year ended February 28, 2018	$10.74	0.19		1.13	(0.17)	$11.89
Year ended February 28, 2017	$8.89	0.10	[4]	1.88	(0.13)	$10.74
Year ended February 29, 2016[5]	$10.00	0.07		(1.12)	(0.06)	$8.89

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28		Year ended February 29, 2016[5]
	2018	2017
Class A	0.18%	0.17%	0.15%
Class C	0.18	0.16	0.16
Class R	0.20	0.19	0.17
Class R4	0.19	0.17	0.16
Class R6	0.19	0.17	0.16
Administrator Class	0.19	0.17	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 30, 2015 (commencement of Fund operations) to February 29, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	83

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.45%	1.79%	0.71%	12.20%	46%	$907
0.90%	3.21%	0.83%	22.23%	21%	$671
0.97%	14.47%	0.83%	(10.59)%	26%	$100

0.73%	2.41%	1.47%	11.37%	46%	$196
0.39%	5.30%	1.58%	21.22%	21%	$252
0.21%	15.14%	1.58%	(11.00)%	26%	$173

1.24%	1.81%	0.97%	11.90%	46%	$50
0.89%	4.69%	1.08%	21.73%	21%	$127
0.72%	14.73%	1.08%	(10.66)%	26%	$89

1.81%	1.38%	0.41%	12.61%	46%	$5,119
1.14%	1.88%	0.52%	22.45%	21%	$6,443
1.29%	14.19%	0.52%	(10.30)%	26%	$195

1.95%	1.29%	0.26%	12.70%	46%	$12,115
1.31%	1.82%	0.37%	22.75%	21%	$12,518
1.41%	14.05%	0.37%	(10.30)%	26%	$573

1.58%	1.61%	0.61%	12.27%	46%	$4,267
0.98%	2.31%	0.72%	22.38%	21%	$4,427
1.10%	14.35%	0.72%	(10.50)%	26%	$359

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Target Today Fund (“Target Today Fund”), Wells Fargo Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Target 2015 Fund (“Target 2015 Fund”), Wells Fargo Target 2020 Fund (“Target 2020 Fund” ), Wells Fargo Target 2025 Fund (“Target 2025 Fund” ), Wells Fargo Target 2030 Fund (“Target 2030 Fund” ), Wells Fargo Target 2035 Fund (“Target 2035 Fund” ), Wells Fargo Target 2040 Fund (“Target 2040 Fund” ), Wells Fargo Target 2045 Fund (“Target 2045 Fund” ), Wells Fargo Target 2050 Fund (“Target 2050 Fund” ), Wells Fargo Target 2055 Fund (“Target 2055 Fund” ), and Wells Fargo Target 2060 Fund (“Target 2060 Fund” ) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares of Target Today Fund, Target 2010 Fund, Target 2020 Fund, Target 2030 Fund and Target 2040 Fund were converted to Class A shares and are no longer offered by each Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

Each Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of each affiliated Master Portfolio for the period ended February 28, 2018 are included in this report and should be read in conjunction with each Fund’s financial statements. The Funds had also invested in Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio and Wells Fargo Short-Term Investment Portfolio during the period which were liquidated after the close of business on July 14, 2017 and, therefore, are not included with the financial statements of the affiliated Master Portfolios.

Effective July 14, 2017, the underlying investment strategies of each Fund was changed along with changes to the strategic glide paths. These changes were made to provide the Funds a better balance of higher potential returns and long- and short-term risks while remaining conservative relative to many target date solutions. In addition, the name of each Fund was changed and Wells Capital Management Incorporated became the subadviser to the Funds along with a new portfolio management team.

The name changes of each Fund were as follows:

Former fund name	New fund name
Wells Fargo Dow Jones Target Today Fund	Wells Fargo Target Today Fund
Wells Fargo Dow Jones Target 2010 Fund	Wells Fargo Target 2010 Fund
Wells Fargo Dow Jones Target 2015 Fund	Wells Fargo Target 2015 Fund
Wells Fargo Dow Jones Target 2020 Fund	Wells Fargo Target 2020 Fund
Wells Fargo Dow Jones Target 2025 Fund	Wells Fargo Target 2025 Fund
Wells Fargo Dow Jones Target 2030 Fund	Wells Fargo Target 2030 Fund
Wells Fargo Dow Jones Target 2035 Fund	Wells Fargo Target 2035 Fund
Wells Fargo Dow Jones Target 2040 Fund	Wells Fargo Target 2040 Fund
Wells Fargo Dow Jones Target 2045 Fund	Wells Fargo Target 2045 Fund
Wells Fargo Dow Jones Target 2050 Fund	Wells Fargo Target 2050 Fund
Wells Fargo Dow Jones Target 2055 Fund	Wells Fargo Target 2055 Fund
Wells Fargo Dow Jones Target 2060 Fund	Wells Fargo Target 2060 Fund

Prior to July 14, 2017, the Funds primarily invested in three underlying affiliated Master Portfolios: Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio and Wells Fargo Short-Term Investment Portfolio. Effective July 14, 2017, the Funds invest in various affiliated Master Portfolios, which in turn invest in a combination of securities to

Notes to financial statements	Wells Fargo Target Date Funds	85

gain exposure to equity and fixed income asset classes. The Funds gradually reduce their potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Investment transactions, income and expenses

Investments in affiliated Master Portfolios are recorded on a trade basis.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses. Each Fund also accrues its own expenses.

Distributions to shareholders

For each Fund (except Target Today Fund, Target 2010 Fund and Target 2015 Fund), distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. For Target Today Fund, Target 2010 Fund and Target 2015 Fund, distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of each Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

86	Wells Fargo Target Date Funds	Notes to financial statements

As of February 28, 2018, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains
Target Today Fund	$121,789,689	$5,421,859	$0	$5,421,859
Target 2010 Fund	124,100,072	18,559,444	0	18,559,444
Target 2015 Fund	151,813,265	12,754,891	0	12,754,891
Target 2020 Fund	799,059,573	48,890,985	0	48,890,985
Target 2025 Fund	416,626,033	37,710,037	0	37,710,037
Target 2030 Fund	905,659,590	62,606,048	0	62,606,048
Target 2035 Fund	399,158,554	28,326,743	0	28,326,743
Target 2040 Fund	780,807,110	54,605,453	0	54,605,453
Target 2045 Fund	260,975,277	15,769,839	0	15,769,839
Target 2050 Fund	417,146,025	36,499,067	0	36,499,067
Target 2055 Fund	86,746,771	2,277,677	0	2,277,677
Target 2060 Fund	22,131,354	433,720	0	433,720

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At February 28, 2018, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed net investment income	Accumulated net realized gains on investments
Target Today Fund	$(598,357)	$(1,302,411)	$1,900,768
Target 2010 Fund	(8,228,970)	(1,526,633)	9,755,603
Target 2015 Fund	(4,289,894)	(2,319,970)	6,609,864
Target 2020 Fund	(11,557,457)	(15,549,623)	27,107,080
Target 2025 Fund	2,860,815	(5,685,167)	2,824,352
Target 2030 Fund	(3,185,336)	(9,051,633)	12,236,969
Target 2035 Fund	3,512,621	(2,053,254)	(1,459,367)
Target 2040 Fund	853,398	(908,232)	54,834
Target 2045 Fund	3,103,216	189,935	(3,293,151)
Target 2050 Fund	3,680,303	1,508,587	(5,188,890)
Target 2055 Fund	1,875,913	47,594	(1,923,507)
Target 2060 Fund	114,811	(19,076)	(95,735)

Notes to financial statements	Wells Fargo Target Date Funds	87

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

As of February 28, 2018, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate fair value of affiliated Master Portfolios held in each Fund was as follows:

Aggregate fair value of Affiliated Master Portfolios
Target Today Fund	$127,211,548
Target 2010 Fund	142,659,516
Target 2015 Fund	164,568,156
Target 2020 Fund	847,950,558
Target 2025 Fund	454,336,070
Target 2030 Fund	968,265,638
Target 2035 Fund	427,485,297
Target 2040 Fund	835,412,563
Target 2045 Fund	276,745,116
Target 2050 Fund	453,645,092
Target 2055 Fund	89,024,448
Target 2060 Fund	22,565,074

Each Fund’s ownership in each affiliated Master Portfolio is disclosed in the Portfolio of investments. The leveling of inputs for fair value measurements of each affiliated Master Portfolio are disclosed in the financial statements of the affiliated Master Portfolios which included elsewhere in this report.

88	Wells Fargo Target Date Funds	Notes to financial statements

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses.
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.10% and declining to 0.08% as the average daily net assets of each Fund increase. Prior to July 14, 2017, Funds Management received a fee at an annual rate which started at 0.20% and declined to 0.18% as the average daily net assets of the Fund increased.

Notes to financial statements	Wells Fargo Target Date Funds	89

For the year ended February 28, 2018, the management fee was equivalent to an annual rate for each Fund as follows:

Management fee
Target Today Fund	0.16%
Target 2010 Fund	0.14
Target 2015 Fund	0.15
Target 2020 Fund	0.14
Target 2025 Fund	0.15
Target 2030 Fund	0.14
Target 2035 Fund	0.14
Target 2040 Fund	0.14
Target 2045 Fund	0.15
Target 2050 Fund	0.14
Target 2055 Fund	0.14
Target 2060 Fund	0.14

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase. Prior to July 14, 2017, Global Index Advisors, Inc., which is not an affiliate of Funds Management, was the subadviser to each Fund and was entitled to receive an annual fee which started at 0.06% and declined to 0.04% as the average daily net assets of each Fund increased.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Funds Management has committed through July, 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the respective class of each Fund’s expenses at 0.65% for Class A shares, 1.40% for Class C shares, 0.90% for Class R shares, 0.34% for Class R4 shares, 0.19% for Class R6 shares and 0.54% for Administrator Class shares. After this time, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

90	Wells Fargo Target Date Funds	Notes to financial statements

Prior to July 14, 2017, each Fund’s expenses were capped as follows:

	Class A	Class C	Class R	Class R4	Class R6	Administrator Class
Target Today Fund	0.76%	1.51%	1.01%	0.45%	0.30%	0.65%
Target 2010 Fund	0.78	1.53	1.03	0.47	0.32	0.67
Target 2015 Fund	0.79	N/A	1.04	0.48	0.33	0.68
Target 2020 Fund	0.81	1.56	1.06	0.50	0.35	0.70
Target 2025 Fund	0.81	N/A	1.06	0.50	0.35	0.70
Target 2030 Fund	0.82	1.57	1.07	0.51	0.36	0.71
Target 2035 Fund	0.83	N/A	1.08	0.52	0.37	0.72
Target 2040 Fund	0.83	1.58	1.08	0.52	0.37	0.72
Target 2045 Fund	0.83	N/A	1.08	0.52	0.37	0.72
Target 2050 Fund	0.83	1.58	1.08	0.52	0.37	0.72
Target 2055 Fund	0.83	N/A	1.08	0.52	0.37	0.72
Target 2060 Fund	0.83	1.58	1.08	0.52	0.37	0.72

Distribution fees

The Trust has adopted a Distribution Plan for Class C and Class R shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended February 28, 2018, Funds Distributor did not receive any contingent deferred sales charges from Class A shares but received the following amounts in front-end sales charges from Class A shares and contingent deferred sales charges from Class C shares.

	Front-end sales charges Class A	Contingent deferred sales charges Class C
Target Today Fund	$101	$0
Target 2010 Fund	89	3
Target 2015 Fund	107	N/A
Target 2020 Fund	1,298	277
Target 2025 Fund	200	N/A
Target 2030 Fund	2,173	7
Target 2035 Fund	519	N/A
Target 2040 Fund	2,946	136
Target 2045 Fund	1,435	N/A
Target 2050 Fund	885	46
Target 2055 Fund	195	N/A
Target 2060 Fund	52	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of each Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements	Wells Fargo Target Date Funds	91

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2018 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Target Today Fund	$190,725,208	$86,582,889	$145,043,836	$92,697,812
Target 2010 Fund	211,498,682	101,961,111	162,884,469	111,022,513
Target 2015 Fund	242,928,455	129,396,792	193,803,910	152,570,706
Target 2020 Fund	1,204,078,532	763,576,825	1,007,747,019	957,079,514
Target 2025 Fund	529,295,357	478,217,635	452,499,279	589,499,287
Target 2030 Fund	832,135,394	1,153,394,267	707,182,970	1,353,874,936
Target 2035 Fund	254,282,040	567,647,214	215,627,255	647,346,975
Target 2040 Fund	331,503,115	1,187,748,755	275,033,605	1,310,815,796
Target 2045 Fund	73,546,350	411,794,977	59,655,246	460,137,607
Target 2050 Fund	93,164,108	687,519,556	73,242,295	753,797,473
Target 2055 Fund	17,644,252	139,179,587	13,586,735	136,672,676
Target 2060 Fund	4,422,772	34,195,249	3,400,333	32,767,123

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $30,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

During the year ended February 28, 2018, the Funds had borrowings under the agreement. The amounts, including the related interest and fees, were not material to the Funds.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 28, 2018, and February 28, 2017 were as follows:

	Ordinary income		Long-term capital gain
	2018	2017	2018	2017
Target Today Fund	$3,210,367	$6,205,883	$21,866,189	$4,529,169
Target 2010 Fund	2,541,334	4,319,691	23,472,509	5,079,696
Target 2015 Fund	5,178,803	8,310,622	40,730,273	9,280,399
Target 2020 Fund	10,314,241	33,835,576	175,651,622	29,958,752
Target 2025 Fund	25,132,049	33,707,054	191,657,345	32,741,926
Target 2030 Fund	19,521,306	41,923,591	267,533,738	40,826,732
Target 2035 Fund	12,573,786	22,388,314	143,315,656	20,570,123
Target 2040 Fund	19,839,429	34,183,584	234,537,502	32,519,652
Target 2045 Fund	7,764,187	14,022,723	88,088,101	11,012,377
Target 2050 Fund	17,758,442	25,094,635	162,789,417	19,651,014
Target 2055 Fund	1,923,969	4,408,654	15,626,136	0
Target 2060 Fund	415,289	134,122	0	0

92	Wells Fargo Target Date Funds	Notes to financial statements

As of February 28, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
Target Today Fund	$343,965	$2,439,879	$5,421,859
Target 2010 Fund	723,768	2,849,460	18,559,444
Target 2015 Fund	1,020,124	9,761,016	12,754,891
Target 2020 Fund	6,390,844	23,063,285	48,890,985
Target 2025 Fund	3,046,285	26,207,241	37,710,037
Target 2030 Fund	11,169,863	36,822,803	62,606,048
Target 2035 Fund	5,303,458	19,260,755	28,326,743
Target 2040 Fund	11,216,705	33,390,835	54,605,453
Target 2045 Fund	3,929,610	11,430,936	15,769,839
Target 2050 Fund	6,250,655	23,684,431	36,499,067
Target 2055 Fund	215,105	3,542,891	2,277,677
Target 2060 Fund	53,188	450,259	433,720

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. REDEMPTIONS IN-KIND

After the close of business on December 9, 2016, the following Funds each redeemed assets through a redemption in-kind from a shareholder in Class R6. Each Fund invests all of its assets in affiliated Master Portfolios to achieve its investment objective. In each redemption transaction, each applicable Fund issued securities which it received from the affiliated Master Portfolios on a pro-rata basis. The value of securities from the affiliated Master Portfolios along with any cash issued in the redemption, the percentage of the Fund and Class R6 at the time of the transaction and the gains or losses realized by each Fund are reflected in the table below. The redemption in-kind is reflected on the Statements of Changes in Net Assets.

	Value of securities	Cash	% of Fund on December 9, 2016	% of Class R6 on December 9, 2016	Gains recognized
Target Today Fund	$105,982,689	$15,411,197	21%	56%	$13,693,939
Target 2010 Fund	44,481,032	6,468,094	15	33	9,446,049
Target 2015 Fund	141,203,562	20,532,749	27	49	18,589,051
Target 2020 Fund	446,374,230	64,908,349	22	40	107,022,336
Target 2025 Fund	922,814,403	134,188,661	47	69	97,311,715
Target 2030 Fund	620,359,094	90,207,907	27	51	205,832,959
Target 2035 Fund	410,931,047	59,754,471	34	58	116,877,858
Target 2040 Fund	485,327,423	70,572,627	28	52	211,673,564
Target 2045 Fund	249,349,193	36,258,465	34	57	88,998,866
Target 2050 Fund	584,732,726	85,027,391	46	70	131,256,617
Target 2055 Fund	136,882,005	19,904,341	50	66	25,419,397

Notes to financial statements	Wells Fargo Target Date Funds	93

10. SUBSEQUENT DISTRIBUTIONS

On March 23, 2018, the following Funds declared distributions from net investment income to shareholders of record on March 22, 2018. The per share amounts payable on March 26, 2018 were as follows:

Net investment income	Target Today Fund	Target 2015 Fund
Class A	$0.03389	$0.02250
Class C	0.01058	N/A
Class R	0.03030	0.01845
Class R4	0.03980	0.02751
Class R6	0.04251	0.03008
Administrator Class	0.03606	0.02418

These distributions are not reflected in the accompanying financial statements.

94	Wells Fargo Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Wells Fargo Target Today Fund (formerly Wells Fargo Dow Jones Target Today Fund), Wells Fargo Target 2010 Fund (formerly Wells Fargo Dow Jones Target 2010 Fund), Wells Fargo Target 2015 Fund (formerly Wells Fargo Dow Jones Target 2015 Fund), Wells Fargo Target 2020 Fund (formerly Wells Fargo Dow Jones Target 2020 Fund), Wells Fargo Target 2025 Fund (formerly Wells Fargo Dow Jones Target 2025 Fund), Wells Fargo Target 2030 Fund (formerly Wells Fargo Dow Jones Target 2030 Fund), Wells Fargo Target 2035 Fund (formerly Wells Fargo Dow Jones Target 2035 Fund), Wells Fargo Target 2040 Fund (formerly Wells Fargo Dow Jones Target 2040 Fund), Wells Fargo Target 2045 Fund (formerly Wells Fargo Dow Jones Target 2045 Fund), Wells Fargo Target 2050 Fund (formerly Wells Fargo Dow Jones Target 2050 Fund), Wells Fargo Target 2055 Fund (formerly Wells Fargo Dow Jones Target 2055 Fund), and the Wells Fargo Target 2060 Fund (formerly Wells Fargo Dow Jones Target 2060 Fund) (collectively, the “Funds”), twelve of the funds constituting the Wells Fargo Funds Trust, including the portfolios of investments, as of February 28, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of February 28, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies, however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

April 28, 2018

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	95

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 40.90%
FFCB	1.95%	1-10-2020	$670,000	$665,932
FHLB	0.88	8-5-2019	120,000	117,753
FHLB	1.00	9-26-2019	120,000	117,743
FHLB	5.63	3-14-2036	130,000	171,188
FHLMC	0.88	7-19-2019	2,540,000	2,494,295
FHLMC	1.13	7-14-2021	120,000	114,720
FHLMC	1.25	10-2-2019	130,000	128,001
FHLMC	1.30	8-28-2019	100,000	98,550
FHLMC	1.50	3-8-2019	2,590,000	2,573,434
FHLMC	2.13	6-9-2023	1,200,000	1,162,961
FHLMC	2.38	12-13-2019	280,000	280,400
FHLMC	2.38	1-13-2022	2,500,000	2,478,525
FHLMC	2.50	3-1-2032	9,939,407	9,700,860
FHLMC	2.75	12-13-2024	1,780,000	1,764,290
FHLMC	3.00	2-1-2047	19,372,535	18,791,213
FHLMC %%	3.00	3-13-2048	3,880,000	3,757,841
FHLMC ±±	3.31	5-25-2023	50,000	50,896
FHLMC	3.50	2-1-2044	16,433,007	16,506,744
FHLMC	3.50	4-1-2045	712,317	714,452
FHLMC	3.50	8-1-2047	10,618,847	10,629,719
FHLMC	4.50	9-13-2019	360,000	371,935
FHLMC	6.00	7-1-2040	3,358,809	3,753,329
FHLMC	6.25	7-15-2032	460,000	616,676
FHLMC Multifamily Structured Pass-Through Certificates Series K070 Class A2 ±±	3.30	11-25-2027	540,000	539,873
FHLMC Series K005 Class A2	4.32	11-25-2019	875,000	897,067
FHLMC Series K014 Class A1	2.79	10-25-2020	8,868	8,877
FHLMC Series K015 Class A2	3.23	7-25-2021	60,000	60,675
FHLMC Series K028 Class A1	2.18	11-25-2022	594,986	588,547
FHLMC Series K029 Class A2 ±±	3.32	2-25-2023	920,000	934,623
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	1,095,000	1,109,030
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	61,558
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	56,238
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	940,000	950,003
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	758,182
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	45,549
FHLMC Series K717 Class A2	2.99	9-25-2021	900,000	904,411
FNMA ¤	0.00	10-9-2019	2,090,000	2,011,446
FNMA	1.00	10-24-2019	650,000	636,878
FNMA	1.38	2-26-2021	120,000	116,153
FNMA	1.50	11-30-2020	120,000	117,098
FNMA	1.90	10-27-2020	1,310,000	1,287,773
FNMA	2.01	7-25-2022	559,112	551,882
FNMA	2.13	4-24-2026	1,340,000	1,256,192
FNMA	2.50	12-1-2027	1,021,218	1,004,526
FNMA	2.50	9-1-2031	9,933,465	9,707,562
FNMA %%	2.50	3-15-2033	1,635,000	1,594,828
FNMA ±±	2.89	9-25-2027	167,866	160,741
FNMA	3.00	12-1-2026	4,889,550	4,900,204
FNMA	3.00	12-1-2030	687,630	685,523
FNMA	3.00	7-1-2032	7,238,761	7,215,212

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA %%	3.00%	3-15-2033	$4,960,000	$4,939,463
FNMA	3.00	8-1-2036	364,390	360,017
FNMA	3.00	2-1-2037	6,103,862	6,022,114
FNMA	3.00	8-1-2037	1,727,482	1,706,739
FNMA	3.00	11-1-2046	901,495	874,523
FNMA	3.00	7-1-2047	28,417,314	27,567,106
FNMA %%	3.00	3-13-2048	5,715,000	5,538,416
FNMA	3.50	6-1-2031	3,819,606	3,888,638
FNMA %%	3.50	3-15-2033	3,900,000	3,965,479
FNMA	3.50	1-1-2035	249,077	253,730
FNMA	3.50	3-1-2036	3,487,164	3,535,831
FNMA	3.50	4-1-2037	2,497,153	2,529,836
FNMA	3.50	6-1-2042	3,306,268	3,321,213
FNMA	3.50	7-1-2042	1,367,006	1,375,222
FNMA	3.50	10-1-2042	7,064,005	7,095,627
FNMA	3.50	9-1-2043	20,800,761	20,925,093
FNMA %%	3.50	3-13-2048	16,910,000	16,880,935
FNMA	4.00	6-1-2042	13,365,669	13,797,863
FNMA	4.00	6-1-2042	1,232,523	1,272,379
FNMA	4.00	8-1-2043	9,228,502	9,529,021
FNMA %%	4.00	3-13-2048	24,445,000	25,041,324
FNMA	4.50	5-1-2040	524,994	554,671
FNMA	4.50	9-1-2040	13,024,561	13,670,247
FNMA	4.50	2-1-2047	4,112,197	4,312,074
FNMA %%	4.50	3-13-2048	6,480,000	6,786,534
FNMA	5.00	1-1-2042	484,760	523,853
FNMA	5.00	6-1-2045	1,797,488	1,944,728
FNMA	5.00	7-1-2045	6,486,909	7,009,199
FNMA	5.50	9-1-2040	5,005,276	5,473,401
FNMA	6.00	5-1-2041	188,113	210,527
FNMA	7.13	1-15-2030	1,590,000	2,195,966
FNMA	7.25	5-15-2030	80,000	112,148
FNMA Series 2016-M6 Class A2	2.49	5-25-2026	430,000	406,725
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	495,000	466,947
FNMA Series 2017-M1 Class A2 ±±	2.42	10-25-2026	275,000	257,933
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	320,000	307,099
FNMA Series 2017-M3 Class A2 ±±	2.49	12-25-2026	995,000	936,774
GNMA	3.00	4-20-2045	10,168,859	9,958,751
GNMA	3.00	11-20-2045	734,310	718,853
GNMA	3.00	3-20-2046	14,525,050	14,218,354
GNMA	3.00	5-20-2046	723,964	709,574
GNMA	3.00	8-20-2046	4,194,583	4,106,008
GNMA	3.00	1-20-2048	1,442,084	1,411,563
GNMA	3.50	2-20-2045	19,794,993	19,946,634
GNMA	3.50	6-20-2045	3,244,913	3,269,772
GNMA	3.50	11-20-2045	3,650,174	3,678,140
GNMA	3.50	7-20-2047	10,884,604	10,959,286
GNMA %%	3.50	3-20-2048	7,130,000	7,169,827
GNMA	4.00	7-20-2044	3,567,254	3,691,783
GNMA	4.00	8-20-2044	1,728,920	1,789,184

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	97

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.00%	9-20-2044	$3,504,646	$3,626,814
GNMA	4.00	12-20-2047	12,013,175	12,344,146
TVA	2.88	2-1-2027	35,000	34,423
TVA	3.50	12-15-2042	120,000	121,445
TVA	3.88	2-15-2021	800,000	831,691
TVA	4.63	9-15-2060	35,000	41,339
TVA	5.38	4-1-2056	100,000	132,620
TVA	6.75	11-1-2025	190,000	239,521

Total Agency Securities (Cost $430,089,816)				419,811,231

Asset-Backed Securities: 0.77%
Bank of America Credit Card Trust Series 2017-A1 Class A1	1.95	8-15-2022	15,000	14,791
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	50,000	49,756
Capital One Multi Asset Execution Trust Series 2017-A1 Class A1	2.00	1-17-2023	15,000	14,812
Capital One Multi Asset Execution Trust Series 2017-A3 Class A3	2.43	1-15-2025	230,000	227,367
Capital One Multi Asset Execution Trust Series 2017-A4 Class A4	1.99	7-17-2023	510,000	501,354
Capital One Multi Asset Execution Trust Series 2017-A6 Class A6	2.29	7-15-2025	85,000	82,868
CarMax Auto Owner Trust Series 2016-3 Class A3	1.39	5-17-2021	370,000	365,751
CarMax Auto Owner Trust Series 2016-3 Class A4	1.60	1-18-2022	17,000	16,573
CarMax Auto Owner Trust Series 2016-4 Class A3	1.40	8-15-2021	470,000	463,569
CarMax Auto Owner Trust Series 2016-4 Class A4	1.60	6-15-2022	10,000	9,660
CarMax Auto Owner Trust Series 2017-3 Class A4	2.22	11-15-2022	89,000	87,303
Chase Issuance Trust Series 2016-A2 Class A2	1.37	6-15-2021	330,000	325,039
Chase Issuance Trust Series 2016-A4 Class A4	1.49	7-15-2022	510,000	495,567
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5	2.68	6-7-2023	110,000	109,771
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	570,000	567,509
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3	1.92	4-7-2022	590,000	580,717
Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39	7-15-2024	335,000	328,996
Ford Credit Floorplan Master Owner Trust Series 2016-5 Class A1	1.95	11-15-2021	60,000	59,278
GM Financial Automobile Leasing Trust Series 2016-3 Class A4	1.78	5-20-2020	275,000	272,940
Hyundai Auto Receivables Trust Series 2016-B Class D	2.68	9-15-2023	130,000	127,449
Nissan Auto Receivables Owner Trust Series 2016-A Class A2	1.54	6-15-2021	430,000	424,208
Nissan Auto Receivables Owner Trust Series 2017-A Class A4	2.11	5-15-2023	15,000	14,727
Nissan Auto Receivables Owner Trust Series 2017-C Class A3	2.12	4-18-2022	290,000	286,955
Synchrony Credit Card Master Note Trust Series 2015-1 Class A	2.37	3-15-2023	425,000	422,214
Synchrony Credit Card Master Note Trust Series 2016-1 Class A	2.04	3-15-2022	120,000	119,503
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	175,000	171,173
Toyota Auto Receivables Owner Trust Series 2017-B Class A3	1.76	7-15-2021	425,000	419,675
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	487,000	471,177
World Omni Auto Receivables Trust Series 2016-A Class A4	1.61	1-15-2022	255,000	252,386
World Omni Auto Receivables Trust Series 2016-B Class A4	1.48	11-15-2022	192,000	186,589
World Omni Auto Receivables Trust Series 2017-A Class A3	1.93	9-15-2022	95,000	93,823
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	210,000	206,336
World Omni Auto Receivables Trust Series 2017-B Class A4	2.25	10-16-2023	205,000	200,778

Total Asset-Backed Securities (Cost $8,082,808)				7,970,614

Municipal Obligations: 0.88%

California: 0.30%
Bay Area CA Toll Authority Series 1 (Transportation Revenue)	6.26	4-1-2049	100,000	138,442
Bay Area CA Toll Authority Series 1 (Transportation Revenue)	6.92	4-1-2040	15,000	20,872

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Bay Area CA Toll Authority Series 1 (Transportation Revenue)	7.04%	4-1-2050	$260,000	$390,068
California Build America Bonds (GO Revenue)	5.70	11-1-2021	90,000	99,293
California Build America Bonds (GO Revenue)	6.20	10-1-2019	160,000	169,240
California Build America Bonds (GO Revenue)	7.55	4-1-2039	110,000	165,622
California Build America Bonds (GO Revenue)	7.60	11-1-2040	15,000	23,041
California Build America Bonds (GO Revenue)	7.63	3-1-2040	450,000	676,053
California Build America Bonds Taxable Various Purpose (GO Revenue)	7.50	4-1-2034	400,000	571,096
California Department of Water Resources Series P (Utilities Revenue)	2.00	5-1-2022	55,000	53,017
California Series B (Education Revenue)	3.90	11-1-2047	15,000	14,864
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	5,000	7,313
Los Angeles CA DW&P Build America Bonds (Utilities Revenue)	6.57	7-1-2045	175,000	248,561
Los Angeles CA Unified School District Build America Bonds (GO Revenue)	5.75	7-1-2034	15,000	18,400
Los Angeles CA Unified School District Build America Bonds (GO Revenue)	5.76	7-1-2029	160,000	189,418
Los Angeles CA Unified School District Build America Bonds (GO Revenue)	6.76	7-1-2034	160,000	213,032
University of California Series AD (Education Revenue)	4.86	5-15-2112	70,000	72,902

				3,071,234

Florida: 0.04%
Florida Board of Administrative Finance Series A (Miscellaneous Revenue)	2.64	7-1-2021	370,000	368,150

Georgia: 0.04%
Municipal Electric Authority of Georgia Build America Bonds (Utilities Revenue)	6.66	4-1-2057	330,000	401,052
Municipal Electric Authority of Georgia Build America Bonds (Utilities Revenue)	7.06	4-1-2057	10,000	11,814

				412,866

Illinois: 0.13%
Chicago IL Series B (GO Revenue)	6.31	1-1-2044	280,000	280,706
Chicago IL Transit Authority Series B (Tax Revenue)	6.90	12-1-2040	260,000	340,881
Illinois Build America Bonds Series 3 (Miscellaneous Revenue)	6.73	4-1-2035	45,000	47,283
Illinois Taxable Pension (GO Revenue)	5.10	6-1-2033	710,000	669,409

				1,338,279

Kansas: 0.00%
Kansas Development Finance Authority Series H (Miscellaneous Revenue)	4.93	4-15-2045	5,000	5,385

Massachusetts: 0.01%
Massachusetts Build America Bonds (GO Revenue)	4.91	5-1-2029	130,000	146,553
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	5,000	5,471
Massachusetts Build America Bonds Series E (GO Revenue)	4.20	12-1-2021	10,000	10,410

				162,434

New Jersey: 0.09%
New Jersey EDA Series A (Miscellaneous Revenue, National Insured)	7.43	2-15-2029	395,000	486,999
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	320,000	455,011

				942,010

New York: 0.15%
New York Metropolitan Transportation Authority Build America Bonds Series E (Transportation Revenue)	6.67	11-15-2039	50,000	67,380
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds (Tax Revenue)	7.34	11-15-2039	210,000	311,392

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	99

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Municipal Water Finance Authority (Water & Sewer Revenue)	5.44%	6-15-2043	$10,000	$12,324
New York NY Municipal Water Finance Authority Series CC (Water & Sewer Revenue)	5.88	6-15-2044	350,000	459,774
New York NY Transitional Finance Authority Build America Bonds Subseries C-2 (Tax Revenue)	5.77	8-1-2036	240,000	288,583
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	380,000	409,655

				1,549,108

Ohio: 0.02%
American Municipal Power Ohio Incorporated Build America Bonds (Utilities Revenue)	5.94	2-15-2047	150,000	185,801
American Municipal Power Ohio Incorporated Build America Bonds Series E (Utilities Revenue)	6.27	2-15-2050	10,000	12,745
Ohio State University Build America Bonds (Education Revenue)	4.91	6-1-2040	5,000	5,812

				204,358

Oregon: 0.04%
Oregon (Tax Revenue)	5.76	6-1-2023	226,717	245,117
Oregon Department of Transportation Build America Bonds Series A (Tax Revenue)	5.83	11-15-2034	100,000	122,932

				368,049

Pennsylvania: 0.00%
Pennsylvania Turnpike Comission Series B (Transportation Revenue)	5.51	12-1-2045	5,000	6,167

Texas: 0.06%
San Antonio TX (Utilities Revenue)	4.43	2-1-2042	120,000	129,012
Texas Build America Bonds (Miscellaneous Revenue)	5.52	4-1-2039	400,000	503,900

				632,912

Total Municipal Obligations (Cost $9,247,559)				9,060,952

Non-Agency Mortgage-Backed Securities: 1.58%
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	20,437
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	54,055
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	535,000	543,005
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	1,465,000	1,475,000
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.76	2-10-2049	40,000	42,286
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.76	2-10-2049	95,000	98,056
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	129,145
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	141,000	138,120
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	355,000	348,784
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A4 ±±	4.24	7-10-2045	875,000	916,169
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	1,460,000	1,463,126
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	59,533
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.61	9-10-2047	390,000	394,586
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.46	12-10-2047	60,000	59,079
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	59,249
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.39	10-10-2049	65,000	63,641
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	1,055,000	1,072,649
Goldman Sachs Mortgage Securities Trust Series 2012-GC6 Class A3	3.48	1-10-2045	722,272	731,513

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12%	11-10-2045	$40,000	$39,189
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	1,150,000	1,204,669
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	285,000	298,375
Goldman Sachs Mortgage Securities Trust Series 2017-GS5 Class A3	3.41	3-10-2050	600,000	595,199
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	20,000	20,844
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C17 Class B ±±	4.88	1-15-2047	40,000	41,994
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	580,000	571,817
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C30 Class A5	3.82	7-15-2048	1,450,000	1,482,524
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	1,395,000	1,423,651
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	20,000	19,980
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	60,123
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.36	8-15-2046	660,000	679,645
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	49,957
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	59,618
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	1,030,000	1,012,348
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	407,167
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class A1	2.03	5-15-2050	574,361	564,709

Total Non-Agency Mortgage-Backed Securities (Cost $16,696,185)				16,200,242

U.S. Treasury Securities: 49.31%
U.S. Treasury Bond	2.13	9-30-2024	4,065,000	3,903,988
U.S. Treasury Bond	2.13	11-30-2024	5,535,000	5,307,762
U.S. Treasury Bond	2.50	2-15-2046	3,595,000	3,171,885
U.S. Treasury Bond	2.75	8-15-2042	6,035,000	5,669,835
U.S. Treasury Bond	2.75	11-15-2042	6,085,000	5,708,966
U.S. Treasury Bond	2.88	5-15-2043	5,955,000	5,706,100
U.S. Treasury Bond	2.88	8-15-2045	1,985,000	1,892,341
U.S. Treasury Bond	3.00	5-15-2042	5,800,000	5,705,297
U.S. Treasury Bond	3.00	11-15-2044	585,000	571,860
U.S. Treasury Bond	3.00	5-15-2045	810,000	791,427
U.S. Treasury Bond	3.00	11-15-2045	55,000	53,702
U.S. Treasury Bond	3.00	2-15-2047	70,000	68,258
U.S. Treasury Bond	3.00	5-15-2047	25,556,000	24,909,114
U.S. Treasury Bond	3.00	2-15-2048	435,000	423,530
U.S. Treasury Bond	3.13	11-15-2041	5,670,000	5,702,337
U.S. Treasury Bond	3.13	2-15-2042	1,555,000	1,563,504
U.S. Treasury Bond	3.38	5-15-2044	1,565,000	1,636,464
U.S. Treasury Bond	3.63	8-15-2043	1,100,000	1,198,613
U.S. Treasury Bond	3.63	2-15-2044	35,000	38,151
U.S. Treasury Bond	3.75	8-15-2041	4,430,000	4,921,799
U.S. Treasury Bond	4.25	11-15-2040	2,775,000	3,307,995
U.S. Treasury Bond	4.75	2-15-2041	390,000	497,418
U.S. Treasury Bond	5.00	5-15-2037	4,554,000	5,882,487
U.S. Treasury Bond	5.25	2-15-2029	760,000	927,645
U.S. Treasury Bond	5.38	2-15-2031	2,017,000	2,551,190

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	101

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	5.50%	8-15-2028	$110,000	$135,859
U.S. Treasury Bond	6.13	11-15-2027	3,685,000	4,699,814
U.S. Treasury Bond	6.38	8-15-2027	730,000	942,983
U.S. Treasury Note	0.75	7-15-2019	3,225,000	3,163,020
U.S. Treasury Note	0.75	8-15-2019	5,215,000	5,108,459
U.S. Treasury Note	1.00	3-15-2019	5,965,000	5,896,729
U.S. Treasury Note	1.00	9-30-2019	4,685,000	4,598,071
U.S. Treasury Note	1.00	11-15-2019	2,360,000	2,311,694
U.S. Treasury Note	1.00	11-30-2019	6,015,000	5,888,356
U.S. Treasury Note	1.13	5-31-2019	5,695,000	5,623,368
U.S. Treasury Note	1.13	12-31-2019	6,010,000	5,890,739
U.S. Treasury Note	1.13	4-30-2020	4,905,000	4,782,375
U.S. Treasury Note	1.13	2-28-2021	5,800,000	5,580,461
U.S. Treasury Note	1.13	6-30-2021	730,000	698,234
U.S. Treasury Note	1.13	9-30-2021	3,655,000	3,480,388
U.S. Treasury Note	1.25	3-31-2019	5,960,000	5,904,823
U.S. Treasury Note	1.25	4-30-2019	1,975,000	1,954,633
U.S. Treasury Note	1.25	5-31-2019	310,000	306,585
U.S. Treasury Note	1.25	6-30-2019	20,000	19,762
U.S. Treasury Note	1.25	3-31-2021	6,035,000	5,820,946
U.S. Treasury Note	1.25	10-31-2021	6,010,000	5,741,193
U.S. Treasury Note	1.38	12-15-2019	5,970,000	5,879,984
U.S. Treasury Note	1.38	2-15-2020	2,925,000	2,874,612
U.S. Treasury Note	1.38	9-30-2020	5,030,000	4,905,822
U.S. Treasury Note	1.38	10-31-2020	3,365,000	3,278,246
U.S. Treasury Note	1.38	1-31-2021	1,750,000	1,698,252
U.S. Treasury Note	1.38	4-30-2021	6,025,000	5,825,893
U.S. Treasury Note	1.38	6-30-2023	6,170,000	5,770,637
U.S. Treasury Note	1.38	8-31-2023	435,000	405,671
U.S. Treasury Note	1.38	9-30-2023	6,135,000	5,714,177
U.S. Treasury Note	1.50	3-31-2019	280,000	278,163
U.S. Treasury Note	1.50	11-30-2019	5,950,000	5,875,393
U.S. Treasury Note	1.50	6-15-2020	46,000,000	45,151,875
U.S. Treasury Note	1.50	3-31-2023	6,085,000	5,750,087
U.S. Treasury Note	1.50	8-15-2026	1,680,000	1,507,800
U.S. Treasury Note	1.63	3-31-2019	365,000	363,047
U.S. Treasury Note	1.63	4-30-2019	5,915,000	5,880,573
U.S. Treasury Note	1.63	12-31-2019	5,935,000	5,868,231
U.S. Treasury Note	1.63	3-15-2020	10,000	9,867
U.S. Treasury Note	1.63	8-15-2022	5,765,000	5,527,869
U.S. Treasury Note	1.63	11-15-2022	2,035,000	1,944,458
U.S. Treasury Note	1.63	4-30-2023	3,940,000	3,741,307
U.S. Treasury Note	1.63	5-31-2023	6,085,000	5,771,955
U.S. Treasury Note	1.63	10-31-2023	6,080,000	5,735,150
U.S. Treasury Note	1.63	2-15-2026	6,240,000	5,696,925
U.S. Treasury Note	1.63	5-15-2026	6,285,000	5,719,350
U.S. Treasury Note	1.75	10-31-2020	3,080,000	3,029,469
U.S. Treasury Note	1.75	12-31-2020	10,000	9,821
U.S. Treasury Note	1.75	11-30-2021	5,965,000	5,796,302
U.S. Treasury Note	1.75	2-28-2022	1,030,000	997,933

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.75%	6-30-2022	$28,353,000	$27,359,538
U.S. Treasury Note	1.75	9-30-2022	5,450,000	5,243,496
U.S. Treasury Note	1.75	5-15-2023	775,000	740,125
U.S. Treasury Note	1.88	11-30-2021	5,925,000	5,786,364
U.S. Treasury Note	1.88	7-31-2022	1,670,000	1,618,334
U.S. Treasury Note	1.88	9-30-2022	3,245,000	3,139,411
U.S. Treasury Note	2.00	5-31-2021	5,890,000	5,803,031
U.S. Treasury Note	2.00	10-31-2021	1,160,000	1,138,114
U.S. Treasury Note	2.00	12-31-2021	3,630,000	3,556,266
U.S. Treasury Note	2.00	10-31-2022	1,990,000	1,934,264
U.S. Treasury Note	2.00	2-15-2023	30,000	29,093
U.S. Treasury Note	2.00	6-30-2024	16,186,000	15,466,482
U.S. Treasury Note	2.00	2-15-2025	4,330,000	4,108,595
U.S. Treasury Note	2.00	8-15-2025	6,025,000	5,691,507
U.S. Treasury Note	2.13	12-31-2021	3,880,000	3,819,830
U.S. Treasury Note	2.13	12-31-2022	3,190,000	3,114,861
U.S. Treasury Note	2.13	11-30-2023	4,850,000	4,697,680
U.S. Treasury Note	2.13	7-31-2024	2,455,000	2,361,883
U.S. Treasury Note	2.13	5-15-2025	160,000	152,794
U.S. Treasury Note	2.25	3-31-2021	5,810,000	5,775,957
U.S. Treasury Note	2.25	4-30-2021	5,825,000	5,787,911
U.S. Treasury Note	2.25	7-31-2021	5,580,000	5,532,919
U.S. Treasury Note	2.25	10-31-2024	4,675,000	4,521,602
U.S. Treasury Note	2.25	11-15-2024	4,275,000	4,132,222
U.S. Treasury Note	2.25	12-31-2024	3,550,000	3,429,494
U.S. Treasury Note	2.25	11-15-2025	950,000	911,555
U.S. Treasury Note	2.25	2-15-2027	2,530,000	2,403,500
U.S. Treasury Note	2.25	8-15-2027	4,565,000	4,324,803
U.S. Treasury Note	2.38	8-15-2024	3,705,000	3,617,440
U.S. Treasury Note	2.38	5-15-2027	11,113,000	10,658,930
U.S. Treasury Note	2.50	8-15-2023	5,540,000	5,485,682
U.S. Treasury Note	2.75	11-15-2023	50,000	50,098
U.S. Treasury Note	2.75	2-15-2028	1,660,000	1,642,168
U.S. Treasury Note	3.13	5-15-2019	5,680,000	5,745,675
U.S. Treasury Note	3.13	5-15-2021	2,430,000	2,478,410
U.S. Treasury Note	3.38	11-15-2019	5,685,000	5,792,926
U.S. Treasury Note	6.00	2-15-2026	2,955,000	3,627,263
U.S. Treasury Note	6.50	11-15-2026	2,290,000	2,935,673
U.S. Treasury Note	7.25	8-15-2022	3,150,000	3,769,910
U.S. Treasury Note	8.00	11-15-2021	760,000	907,042
U.S. Treasury Note	8.13	8-15-2019	55,000	59,750
U.S. Treasury Note	8.13	5-15-2021	2,490,000	2,924,096
U.S. Treasury Note	8.75	5-15-2020	1,865,000	2,126,391

Total U.S. Treasury Securities (Cost $520,113,194)				506,072,114

Yankee Corporate Bonds and Notes: 1.00%

Energy: 0.55%

Oil, Gas & Consumable Fuels: 0.55%
Ecopetrol SA	5.88	9-18-2023	520,000	563,550
Ecopetrol SA	7.38	9-18-2043	40,000	47,588

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	103

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Nexen Incorporated	7.50%	7-30-2039	$320,000	$447,060
Nexen Incorporated	7.88	3-15-2032	200,000	274,020
Petroleos Mexicanos Company	5.50	6-27-2044	1,720,000	1,540,260
Petroleos Mexicanos Company 144A	6.50	3-13-2027	530,000	565,775
Petroleos Mexicanos Company	6.50	6-2-2041	110,000	109,973
Petroleos Mexicanos Company	6.63	6-15-2038	510,000	515,483
Petroleos Mexicanos Company	8.00	5-3-2019	1,080,000	1,139,918
Statoil ASA	2.90	11-8-2020	110,000	110,229
Statoil ASA	4.80	11-8-2043	310,000	349,047

				5,662,903

Financials: 0.45%

Banks: 0.45%
Corporacion Andina de Fomento	2.13	9-27-2021	10,000	9,687
Corporación Andina de Fomento	4.38	6-15-2022	270,000	283,435
Export-Import Bank of Korea	2.88	1-21-2025	400,000	378,724
Export-Import Bank of Korea	5.13	6-29-2020	980,000	1,024,677
Japan Bank for International Cooperation	1.88	4-20-2021	2,280,000	2,219,341
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	344,498
Nordic Investment Bank	1.25	8-2-2021	400,000	381,671

				4,642,033

Total Yankee Corporate Bonds and Notes (Cost $10,448,342)				10,304,936

Yankee Government Bonds: 5.27%
African Development Bank	1.13	9-20-2019	880,000	863,632
Asian Development Bank	1.63	5-5-2020	140,000	137,559
Asian Development Bank	2.00	2-16-2022	1,620,000	1,576,699
Asian Development Bank	2.00	4-24-2026	300,000	278,650
Asian Development Bank	2.63	1-12-2027	900,000	871,956
Asian Development Bank	5.82	6-16-2028	10,000	12,129
Asian Development Bank	6.22	8-15-2027	330,000	406,893
Canada	2.00	11-15-2022	70,000	67,649
Council of Europe	1.88	1-27-2020	370,000	366,365
European Bank for Reconstruction and Development	0.88	7-22-2019	60,000	58,818
European Bank for Reconstruction and Development	2.13	3-7-2022	780,000	761,838
European Investment Bank	1.25	5-15-2019	400,000	395,194
European Investment Bank	1.25	12-16-2019	1,150,000	1,127,044
European Investment Bank	1.38	6-15-2020	1,740,000	1,696,143
European Investment Bank	1.63	8-14-2020	570,000	557,827
European Investment Bank	1.63	12-15-2020	280,000	272,719
European Investment Bank	1.88	3-15-2019	170,000	169,391
European Investment Bank	1.88	2-10-2025	110,000	102,364
European Investment Bank	2.13	10-15-2021	750,000	735,355
European Investment Bank	2.38	6-15-2022	1,540,000	1,514,658
European Investment Bank	3.25	1-29-2024	100,000	101,706
Export Development Canada	2.00	11-30-2020	170,000	167,725
Export Development Canada	1.63	1-17-2020	900,000	887,423
FMS Wertmanagement	1.75	3-17-2020	550,000	542,453

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Hydro-Quebec	9.40%	2-1-2021	$1,115,000	$1,311,266
Inter-American Development Bank	1.75	4-14-2022	1,140,000	1,097,671
Inter-American Development Bank	2.13	1-18-2022	590,000	577,907
Inter-American Development Bank	2.13	1-15-2025	690,000	656,970
Inter-American Development Bank	3.20	8-7-2042	50,000	48,088
Inter-American Development Bank	3.88	2-14-2020	140,000	143,944
Inter-American Development Bank	3.88	10-28-2041	20,000	21,558
Inter-American Development Bank	4.38	1-24-2044	40,000	46,175
International Bank for Reconstruction & Development	1.13	8-10-2020	660,000	638,693
International Bank for Reconstruction & Development	1.25	7-26-2019	2,115,000	2,084,626
International Bank for Reconstruction & Development	1.38	3-30-2020	550,000	538,351
International Bank for Reconstruction & Development	1.38	5-24-2021	890,000	856,128
International Bank for Reconstruction & Development	1.75	9-14-2022	1,180,000	1,129,516
International Bank for Reconstruction & Development	1.88	3-15-2019	840,000	837,287
International Bank for Reconstruction & Development	2.00	1-26-2022	240,000	233,632
International Bank for Reconstruction & Development	2.50	7-29-2025	250,000	242,022
International Bank for Reconstruction & Development	4.75	2-15-2035	130,000	155,745
International Finance Corporation	1.75	9-16-2019	590,000	584,696
Israel Government AID Bond	5.50	4-26-2024	60,000	68,618
Italy	5.38	6-15-2033	200,000	227,090
Italy	6.88	9-27-2023	100,000	116,410
KfW	1.25	9-30-2019	530,000	520,930
KfW	1.50	6-15-2021	2,400,000	2,313,162
KfW	2.00	5-2-2025	40,000	37,503
KfW	2.13	3-7-2022	1,820,000	1,777,057
KfW	2.13	6-15-2022	130,000	126,672
KfW	2.13	1-17-2023	1,500,000	1,451,122
KfW	2.75	9-8-2020	2,120,000	2,130,935
Korea Development Bank	2.25	5-18-2020	650,000	638,402
Korea Development Bank	3.00	3-17-2019	210,000	210,215
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,050
Landwirtschaftliche Rentenbank	2.25	10-1-2021	900,000	887,579
Oesterreichische Kontrollbank Aktiengesellschaft	1.13	4-26-2019	930,000	917,429
Oriental Republic of Uruguay	5.10	6-18-2050	695,000	721,758
Province of Alberta	1.90	12-6-2019	230,000	227,409
Province of Alberta	2.20	7-26-2022	90,000	87,151
Province of British Columbia	2.00	10-23-2022	15,000	14,413
Province of British Columbia	2.25	6-2-2026	390,000	363,588
Province of Manitoba	2.10	9-6-2022	350,000	336,692
Province of Manitoba	2.13	6-22-2026	20,000	18,284
Province of Ontario	1.88	5-21-2020	140,000	137,813
Province of Ontario	2.50	4-27-2026	790,000	749,223
Province of Ontario	3.20	5-16-2024	5,000	5,014
Province of Ontario	4.40	4-14-2020	580,000	601,317
Province of Quebec	2.50	4-20-2026	75,000	71,299
Province of Quebec	2.63	2-13-2023	60,000	58,933
Republic of Chile	2.25	10-30-2022	200,000	191,500
Republic of Chile	3.63	10-30-2042	285,000	267,188
Republic of Colombia	4.38	7-12-2021	570,000	590,235
Republic of Colombia	6.13	1-18-2041	335,000	381,565

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	105

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of Colombia	7.38%	9-18-2037	$610,000	$778,665
Republic of Hungary	4.00	3-25-2019	610,000	618,040
Republic of Hungary	5.38	3-25-2024	15,000	16,389
Republic of Hungary	6.38	3-29-2021	30,000	32,760
Republic of Hungary	7.63	3-29-2041	245,000	354,638
Republic of Indonesia	2.95	1-11-2023	200,000	193,102
Republic of Korea	3.88	9-11-2023	415,000	427,907
Republic of Panama	6.70	1-26-2036	95,000	120,555
Republic of Panama	9.38	4-1-2029	595,000	877,328
Republic of Peru	6.55	3-14-2037	120,000	154,860
Republic of Peru	5.63	11-18-2050	420,000	501,900
Republic of Peru	7.35	7-21-2025	130,000	162,045
Republic of Poland	3.00	3-17-2023	960,000	949,018
Republic of Poland	3.25	4-6-2026	10,000	9,865
Republic of Poland	5.13	4-21-2021	10,000	10,632
Republic of the Philippines	4.00	1-15-2021	105,000	107,688
Republic of the Philippines	5.50	3-30-2026	705,000	797,295
Republic of the Philippines	6.38	1-15-2032	200,000	247,438
Republic of the Philippines	6.38	10-23-2034	475,000	603,428
Republic of the Philippines	8.38	6-17-2019	300,000	321,456
State of Israel	2.88	3-16-2026	205,000	196,368
State of Israel	4.00	6-30-2022	365,000	377,680
State of Israel	5.50	12-4-2023	240,000	273,864
State of Israel	5.50	9-18-2033	176,000	226,873
Swedish Export Credit ¤	0.00	5-11-2037	175,000	88,014
Swedish Export Credit	1.88	6-23-2020	800,000	787,550
Ukraine	1.47	9-29-2021	540,000	519,251
United Mexican States	4.00	10-2-2023	445,000	453,455
United Mexican States	4.15	3-28-2027	420,000	419,370
United Mexican States	4.35	1-15-2047	225,000	203,850
United Mexican States	5.75	10-12-2099	565,000	570,650
United Mexican States	7.50	4-8-2033	715,000	946,481
United Mexican States	8.30	8-15-2031	390,000	587,009

Total Yankee Government Bonds (Cost $55,253,493)				54,067,445

	Yield		Shares
Short-Term Investments: 7.10%

Investment Companies: 7.10%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.29		72,834,127	72,834,127

Total Short-Term Investments (Cost $72,834,127)				72,834,127

Total investments in securities (Cost $1,122,765,524)	106.81%	1,096,321,661
Other assets and liabilities, net	(6.81)	(69,892,734)

Total net assets	100.00%	$1,026,428,927

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	584,408,627	511,574,500	72,834,127	$0	$0	$589,411	$72,834,127	7.10%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	107

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Expiration date	Shares	Value

Participation Notes: 0.43%

United Kingdom: 0.43%
Biz Finance PLC (State Export-Import Ukreximbank) (Financials, Banks)	9.63%	4-27-2022	300,000	$318,840

Total Participation Notes (Cost $315,375)				318,840

		Maturity date	Principal
Yankee Corporate Bonds and Notes: 13.32%

Azerbaijan: 0.93%
State Oil Company of the Azerbaijan Republic (Energy, Oil, Gas & Consumable Fuels)	4.75	3-13-2023	$700,000	699,160

Chile: 1.37%
Banco del Estado de Chile (Financials, Banks)	4.13	10-7-2020	300,000	306,901
Codelco Incorporated (Materials, Metals & Mining)	4.88	11-4-2044	250,000	263,756
Codelco Incorporated (Materials, Metals & Mining)	5.63	9-21-2035	400,000	456,981

				1,027,638

China: 3.41%
Chinalco Capital Holding Company (Materials, Metals & Mining)	4.00	8-25-2021	650,000	638,819
Export-Import Bank of China (Financials, Banks)	2.00	4-26-2021	1,000,000	964,883
Sinochem Capital Company Limited (5 Year Treasury Constant Maturity +4.30%) (Materials, Chemicals) ±	5.00	12-29-2049	25,000	25,250
Sinopec Group Overseas Development (2014) Limited (3 Month LIBOR +0.92%) (Energy, Oil, Gas & Consumable Fuels) ±	2.63	4-10-2019	200,000	200,727
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels)	4.10	4-28-2045	200,000	189,830
Sinopec Group Overseas Development (2016) Limited (Energy, Oil, Gas & Consumable Fuels)	1.75	9-29-2019	550,000	539,229

				2,558,738

Indonesia: 0.92%
PT Pertamina Persero (Energy, Oil, Gas & Consumable Fuels)	5.63	5-20-2043	200,000	205,766
PT Perusahaan Listrik Negara (Utilities, Electric Utilities)	4.13	5-15-2027	500,000	484,573

				690,339

Kazakhstan: 0.62%
KazMunayGas National Company JSC (Energy, Oil, Gas & Consumable Fuels)	5.75	4-30-2043	450,000	463,329

Malaysia: 0.55%
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	3.13	3-18-2022	200,000	199,030
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	3.50	3-18-2025	216,000	215,017

				414,047

Mexico: 2.75%
Mexico City Airport Trust (Industrials, Airlines)	5.50	7-31-2047	200,000	186,750
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	3.50	1-30-2023	425,000	409,275
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	4.88	1-24-2022	850,000	872,908
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.38	3-13-2022	225,000	235,125
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.63	1-23-2046	400,000	358,160

				2,062,218

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Peru: 0.73%
Corp Financiera de Desarrollo SA (Financials, Banks)	3.25%	7-15-2019	$250,000	$250,000
Petroleos del Peru SA (Energy, Oil, Gas & Consumable Fuels)	4.75	6-19-2032	300,000	294,750

				544,750

Russia: 0.40%
Vnesheconombank (Finance, Banks)	5.94	11-21-2023	275,000	297,397

South Africa: 0.65%
Eskom Holdings SOC Limited (Utilities, Electric Utilities)	5.75	1-26-2021	275,000	278,102
Eskom Holdings SOC Limited (Utilities, Electric Utilities)	6.75	8-6-2023	200,000	206,588

				484,690

Turkey: 0.33%
TC Ziraat Bankasi AS (Financials, Banks)	4.25	7-3-2019	250,000	250,000

United Kingdom: 0.29%
State Savings Bank of Ukraine JSC (Finance, Banks)	9.63	3-20-2025	200,000	215,500

Venezuela: 0.37%
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) ††	5.38	4-12-2027	200,000	49,800
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels)	6.00	11-15-2026	225,000	56,475
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels)	9.00	11-17-2021	600,000	169,320

				275,595

Total Yankee Corporate Bonds and Notes (Cost $10,245,023)				9,983,401

Yankee Government Bonds: 84.35%
Arab Republic of Egypt	5.75	4-29-2020	200,000	206,224
Arab Republic of Egypt	5.88	6-11-2025	37,000	37,219
Arab Republic of Egypt	6.13	1-31-2022	200,000	207,224
Arab Republic of Egypt	8.50	1-31-2047	750,000	839,654
Banco Nacional de Desenvolvimento Economico e Social	4.00	4-14-2019	300,000	302,700
China Development Bank	4.00	1-24-2037	600,000	584,065
Dominican Republic	5.95	1-25-2027	1,950,000	2,064,075
Export-Import Bank of India	4.00	1-14-2023	275,000	278,346
Federation of Malaysia	3.18	4-27-2026	900,000	877,914
Federative Republic of Brazil	5.63	1-7-2041	450,000	434,250
Federative Republic of Brazil	6.00	4-7-2026	1,223,000	1,338,574
Federative Republic of Brazil	10.13	5-15-2027	425,000	592,025
Government of Jamaica	6.75	4-28-2028	325,000	363,188
Government of Jamaica	7.88	7-28-2045	300,000	364,500
Islamic Republic of Pakistan	8.25	4-15-2024	550,000	592,823
Kingdom of Jordan	5.75	1-31-2027	500,000	496,290
Kingdom of Morocco	5.50	12-11-2042	200,000	216,500
Lebanese Republic	6.00	1-27-2023	850,000	815,823
Lebanese Republic	6.38	3-9-2020	200,000	198,440
Lebanese Republic	6.60	11-27-2026	500,000	468,750
Lebanese Republic	7.05	11-2-2035	200,000	182,144
Lebanese Republic	8.25	4-12-2021	350,000	363,261
Mongolia Government	5.63	5-1-2023	450,000	446,607

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	109

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Oman Government International Bond	4.75%	6-15-2026	$375,000	$360,469
Oriental Republic of Uruguay	4.13	11-20-2045	1,200,000	1,131,000
Oriental Republic of Uruguay	4.50	8-14-2024	500,000	528,000
Oriental Republic of Uruguay	5.10	6-18-2050	25,000	25,963
Republic of Angola	9.50	11-12-2025	250,000	279,525
Republic of Argentina	5.63	1-26-2022	1,500,000	1,527,750
Republic of Argentina	7.50	4-22-2026	225,000	240,300
Republic of Argentina	7.63	4-22-2046	1,000,000	992,000
Republic of Armenia	6.00	9-30-2020	200,000	206,868
Republic of Azerbaijan	3.50	9-1-2032	200,000	168,240
Republic of Belarus	7.63	6-29-2027	200,000	225,844
Republic of Chile	3.86	6-21-2047	550,000	522,500
Republic of Colombia	3.88	4-25-2027	1,743,000	1,697,682
Republic of Colombia	5.00	6-15-2045	586,000	583,070
Republic of Costa Rica	7.00	4-4-2044	550,000	570,675
Republic of Croatia	6.00	1-26-2024	425,000	466,397
Republic of Croatia	6.63	7-14-2020	628,000	673,028
Republic of Ecuador 144A	7.88	1-23-2028	200,000	200,000
Republic of Ecuador	7.95	6-20-2024	350,000	358,750
Republic of Ecuador	9.63	6-2-2027	500,000	550,750
Republic of Ecuador	10.50	3-24-2020	1,125,000	1,216,125
Republic of El Salvador	7.65	6-15-2035	547,000	577,359
Republic of Gabon	6.38	12-12-2024	350,000	343,945
Republic of Ghana	8.13	1-18-2026	225,000	245,232
Republic of Ghana	9.25	9-15-2022	200,000	224,790
Republic of Guatemala	4.38	6-5-2027	400,000	389,000
Republic of Honduras	6.25	1-19-2027	300,000	311,193
Republic of Hungary	5.38	2-21-2023	1,550,000	1,676,325
Republic of Hungary	5.38	3-25-2024	200,000	218,514
Republic of Hungary	6.25	1-29-2020	450,000	478,013
Republic of Indonesia	4.55	3-29-2026	500,000	510,935
Republic of Indonesia	4.63	4-15-2043	200,000	196,923
Republic of Indonesia	5.88	1-15-2024	1,600,000	1,761,677
Republic of Indonesia	7.75	1-17-2038	275,000	372,565
Republic of Iraq	5.80	1-15-2028	500,000	482,244
Republic of Ivory Coast	5.38	7-23-2024	375,000	370,313
Republic of Ivory Coast	6.13	6-15-2033	250,000	241,250
Republic of Kazakhstan	3.88	10-14-2024	944,000	962,880
Republic of Kazakhstan	4.88	10-14-2044	300,000	305,186
Republic of Kenya	6.88	6-24-2024	400,000	412,500
Republic of Lithuania	6.63	2-1-2022	750,000	843,813
Republic of Namibia	5.50	11-3-2021	200,000	206,896
Republic of Nigeria	6.50	11-28-2027	550,000	556,094
Republic of Nigeria	7.88	2-16-2032	300,000	323,346
Republic of Panama	4.00	9-22-2024	1,663,000	1,712,890
Republic of Panama	4.50	5-15-2047	400,000	407,200
Republic of Panama	5.20	1-30-2020	200,000	209,000
Republic of Paraguay	4.63	1-25-2023	225,000	230,625
Republic of Paraguay	5.00	4-15-2026	250,000	261,250

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of Peru	6.55%	3-14-2037	$765,000	$987,233
Republic of Peru	7.35	7-21-2025	200,000	249,300
Republic of Peru	8.75	11-21-2033	325,000	490,750
Republic of Philippines	3.70	2-2-2042	700,000	658,858
Republic of Philippines	3.95	1-20-2040	317,000	310,021
Republic of Philippines	5.50	3-30-2026	379,000	428,617
Republic of Philippines	6.38	1-15-2032	300,000	371,157
Republic of Poland	3.25	4-6-2026	1,300,000	1,282,450
Republic of Poland	5.13	4-21-2021	625,000	664,469
Republic of Senegal	8.75	5-13-2021	350,000	396,799
Republic of Serbia	4.88	2-25-2020	425,000	434,817
Republic of South Africa	4.85	9-27-2027	450,000	446,040
Republic of South Africa	4.88	4-14-2026	850,000	852,023
Republic of South Africa	6.25	3-8-2041	200,000	215,600
Republic of the Philippines	8.38	6-17-2019	1,000,000	1,071,520
Republic of Turkey	3.25	3-23-2023	250,000	233,125
Republic of Turkey	5.63	3-30-2021	411,000	427,211
Republic of Turkey	6.63	2-17-2045	1,250,000	1,265,115
Republic of Turkey	8.00	2-14-2034	200,000	234,000
Republic of Venezuela †	6.00	12-9-2020	225,000	59,063
Republic of Venezuela ††	7.00	3-31-2038	200,000	52,000
Republic of Venezuela †	9.00	5-7-2023	1,010,000	270,175
Republic of Venezuela ††	9.25	9-15-2027	300,000	84,000
Republic of Zambia	8.50	4-14-2024	200,000	211,230
Republic of Zambia	8.97	7-30-2027	200,000	213,380
Romania	6.13	1-22-2044	200,000	241,500
Romania	6.75	2-7-2022	802,000	895,032
Russian Federation	4.50	4-4-2022	400,000	415,779
Russian Federation	5.25	6-23-2047	200,000	207,884
Russian Federation	7.50	3-31-2030	451,250	513,468
Russian Federation	12.75	6-24-2028	950,000	1,609,995
Socialist Republic of Vietnam	4.80	11-19-2024	250,000	256,557
Sri Lanka	6.25	7-27-2021	1,850,000	1,917,614
Sultanate of Oman	5.38	3-8-2027	1,097,000	1,088,059
Sultanate of Oman	6.50	3-8-2047	400,000	392,000
Trinidad & Tobago Government	4.38	1-16-2024	300,000	308,145
Ukraine Government	7.75	9-1-2019	200,000	208,420
Ukraine Government	7.75	9-1-2020	225,000	236,642
Ukraine Government	7.75	9-1-2023	550,000	576,121
Ukraine Government	7.75	9-1-2025	600,000	618,041
Ukraine Government	7.75	9-1-2026	250,000	256,835
United Mexican States	6.75	9-27-2034	1,400,000	1,743,700
ZAR Sovereign Capital Fund Proprietary Limited	3.90	6-24-2020	200,000	201,625

Total Yankee Government Bonds (Cost $64,680,504)				63,223,860

Total investments in securities (Cost $75,240,902)	98.10%	73,526,101
Other assets and liabilities, net	1.90	1,427,579

Total net assets	100.00%	$74,953,680

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	111

EMERGING MARKETS BOND PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

†	Non-income-earning security

††	On the last interest date, partial interest was paid.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class *	0	47,448,740	47,448,740	0	$0	$0	$9,498

*	No longer held at the end of the period.

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Common Stocks: 93.04%

Brazil: 4.05%
Arezzo Industria e Comercio SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,500	$95,029
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing) †	70,900	324,268
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	21,235	155,589
Banco BTG Pactual SA (Financials, Capital Markets)	100,824	715,447
Banco Santander (Brasil) SA (Financials, Banks)	13,000	86,082
CCR SA (Industrials, Transportation Infrastructure)	142,082	555,743
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	39,941	463,143
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	7,459	101,195
Companhia Hering SA (Consumer Discretionary, Specialty Retail)	18,310	129,702
CPFL Energias SA (Utilities, Electric Utilities)	31,412	232,864
CPFL Energias Renovaveis SA (Utilities, Independent Power & Renewable Electricity Producers) †	9,200	45,676
CVC Brasil Operadora e Agencia de Viagens SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,564	269,107
Duratex SA (Materials, Paper & Forest Products)	37,100	130,145
Ecorodovias Infraestrutura Logistica SA (Industrials, Transportation Infrastructure)	23,500	72,739
EDP Energias do Brasil SA (Utilities, Electric Utilities)	33,947	139,054
Embraer SA (Industrials, Aerospace & Defense)	75,330	504,845
Eneva SA (Utilities, Independent Power & Renewable Electricity Producers) †	36,200	150,736
Engie Brasil Energia SA (Utilities, Independent Power & Renewable Electricity Producers)	16,000	192,922
Equatorial Energia SA (Utilities, Electric Utilities)	19,014	419,293
Estacio Participacoes SA (Consumer Discretionary, Diversified Consumer Services)	36,833	384,563
Fibria Celulose SA (Materials, Paper & Forest Products)	23,966	455,198
Fleury SA (Health Care, Health Care Providers & Services)	24,905	208,098
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	13,440	117,598
Hypermarcas SA (Consumer Staples, Personal Products)	42,436	451,166
Iguatemi Empresa de Shopping Centers SA (Real Estate, Real Estate Management & Development)	8,480	103,137
Iochpe Maxion SA (Industrials, Machinery)	13,200	89,805
IRB-Brasil Resseguros SA (Financials, Insurance)	31,200	371,875
JBS SA (Consumer Staples, Food Products)	120,329	367,261
Kroton Educacional SA (Consumer Discretionary, Diversified Consumer Services)	185,669	886,344
Light SA (Utilities, Electric Utilities) †	11,200	52,673
Linx SA (Information Technology, Software)	16,600	97,037
Localiza Rent A Car SA (Industrials, Road & Rail)	54,921	438,773
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	82,133	873,212
M Dias Branco SA (Consumer Staples, Food Products)	15,455	284,786
Magazine Luiza SA (Consumer Discretionary, Multiline Retail)	9,600	269,204
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	35,600	166,438
Multiplus SA (Consumer Discretionary, Media)	6,500	68,926
Natura Cosmeticos SA (Consumer Staples, Personal Products)	30,476	322,228
Odontoprev SA (Health Care, Health Care Providers & Services)	28,762	135,621
Porto Seguro SA (Financials, Insurance)	11,268	158,909
Qualicorp SA (Health Care, Health Care Providers & Services)	25,101	222,259
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	27,333	654,430
Rumo SA (Industrials, Road & Rail) †	130,175	570,911
Sao Martinho SA (Consumer Staples, Food Products)	20,711	117,049
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)	106,514	462,548
Totvs SA (Information Technology, Software)	13,600	127,920
Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	44,998	1,044,119
WEG SA (Industrials, Machinery)	62,910	453,578

		14,739,245

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	113

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Chile: 2.77%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	355,591	$109,381
Aguas Andinas SA Class A (Utilities, Water Utilities)	290,148	194,108
Almendral SA (Telecommunication Services, Wireless Telecommunication Services)	602,621	54,294
Antarchile SA (Industrials, Industrial Conglomerates)	18,502	369,592
Banco de Chile (Financials, Banks)	3,479,401	593,215
Banco de Credito e Inversiones (Financials, Banks)	6,333	474,613
Banco Santander Chile (Financials, Banks)	3,167,038	261,169
Banmedica SA (Health Care, Health Care Providers & Services)	36,898	124,044
CAP SA (Materials, Metals & Mining)	7,934	112,891
Cencosud SA (Consumer Staples, Food & Staples Retailing)	162,173	496,125
Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	750,216	180,328
Compania Cervecerias Unidas SA (Consumer Staples, Beverages)	21,010	295,239
Empresa Nacional de Telecomunicaciones SA (Telecommunication Services, Wireless Telecommunication Services)	16,528	192,512
Empresas CMPC SA (Materials, Paper & Forest Products)	135,607	524,266
Empresas Copec SA (Energy, Oil, Gas & Consumable Fuels)	58,342	941,345
Enel Americas SA (Utilities, Electric Utilities)	2,406,845	557,897
Enel Chile SA (Utilities, Electric Utilities)	1,643,841	203,256
Enel Generacion Chile SA (Utilities, Independent Power & Renewable Electricity Producers)	365,607	342,082
Engie Energia Chile SA (Utilities, Electric Utilities)	55,287	122,246
Grupo Security SA (Financials, Diversified Financial Services)	287,560	157,285
Inversiones Aguas Metropolitanas SA (Utilities, Water Utilities)	35,089	66,059
Itau CorpBanca SA (Financials, Banks)	22,963,719	234,300
LANTAM Airlines Group SA (Industrials, Airlines)	44,147	715,772
Molibdenos Y Metales SA (Materials, Metals & Mining)	1,265	18,012
Parque Arauco SA (Real Estate, Real Estate Management & Development)	67,209	216,905
Quinenco SA (Industrials, Industrial Conglomerates)	42,439	142,664
Ripley Corporation SA (Consumer Discretionary, Multiline Retail)	126,927	135,265
SACI Falabella (Consumer Discretionary, Multiline Retail)	130,164	1,317,349
Salfacorp SA (Industrials, Construction & Engineering)	43,198	87,497
Sigdo Koppers SA (Industrials, Industrial Conglomerates)	63,901	130,504
Sociedad Matriz del Banco de Chile SA Class B (Financials, Banks)	611,657	326,432
Sociedad Matriz SAAM SA (Industrials, Transportation Infrastructure)	814,905	90,405
Sonda SA (Information Technology, IT Services)	48,655	98,223
Vina Concha y Toro SA (Consumer Staples, Beverages)	78,517	169,866

		10,055,141

China: 8.96%
Agricultural Bank of China Limited H Shares (Financials, Banks)	2,910,000	1,598,901
Air China H Shares (Industrials, Airlines)	200,000	301,897
Aluminum Corporation of China Limited H Shares (Materials, Metals & Mining) †	420,000	249,670
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	121,000	642,877
Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	14,900	80,384
BAIC Motor Corporation Limited H Shares (Consumer Discretionary, Auto Components) 144A	112,000	140,908
BBMG Corporation (Materials, Construction Materials)	212,000	102,809
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	156,000	230,435
Boe Technology Group Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	98,600	56,166
CGN Power Company Limited H Shares (Utilities, Independent Power and Renewable Electricity Producers)	1,147,000	307,431
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	1,136,000	423,757
China CITIC Bank H Shares (Financials, Banks)	941,351	680,711
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	512,000	569,231

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

China (continued)
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	304,000	$179,712
China Cosco Holdings Company Limited (Industrials, Marine)	280,000	145,869
China Eastern Airlines Company H Shares (Industrials, Airlines)	174,000	146,525
China Energy Engineering Corporation Limited H Shares (Industrials, Construction & Engineering)	884,000	164,919
China Everbright Bank Company Limited H Shares (Financials, Banks)	239,000	122,310
China Huarong Asset Management Company Limited H Shares (Financials, Capital Markets)	1,210,000	546,055
China International Capital Corporation Limited H Shares (Financials, Diversified Financial Services)	59,200	114,855
China Merchants Bank Company Limited H Shares (Financials, Banks)	385,000	1,605,110
China Merchants Securities H Shares (Financials, Capital Markets)	95,800	142,254
China Minsheng Banking Corporation Limited H Shares (Financials, Banks)	628,000	650,509
China Molybdenum Company Limited H Shares (Materials, Metals & Mining)	336,000	270,290
China National Building Material Company Limited H Shares (Materials, Construction Materials)	280,000	274,711
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,520,000	2,000,050
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	227,000	242,928
China Railway Group Limited H Shares (Industrials, Construction & Engineering)	441,000	318,692
China Resources Gas Group Limited (Utilities, Gas Utilities)	94,000	314,674
China Shenhua Energy Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	348,000	984,945
China Southern Airlines Company H Shares (Industrials, Airlines)	172,000	230,112
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	1,622,000	707,216
China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	118,200	524,423
Chongqing Changchun Automobile Class B (Consumer Discretionary, Automobiles)	100,900	112,428
Chongqing Rural Commercial Bank (Financials, Banks)	262,000	210,994
COSCO Shipping Development Company Limited H Shares (Industrials, Marine) †	446,000	90,184
CRRC Corporation Limited H Shares (Industrials, Machinery)	509,000	462,014
CSC Financial Company Limited H Shares (Financials, Capital Markets)	171,500	147,484
CSG Holding Company Limited Class B (Materials, Construction Materials)	160,170	96,193
Datang International Power Generation Company Limited (Utilities, Independent Power & Renewable Electricity Producers) †	324,000	102,798
Dazhong Transportation Group Class B (Industrials, Road & Rail)	225,000	139,050
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	316,000	397,106
Fuyao Glass Industry Group Company Limited H Shares (Consumer Discretionary, Auto Components)	58,000	231,506
Great Wall Motor Company Limited H Shares (Consumer Discretionary, Automobiles)	338,500	395,983
Guangzhou Automobile Group H Shares (Consumer Discretionary, Automobiles)	232,000	510,156
Guangzhou R&F Properties Company Limited H Shares (Real Estate, Real Estate Management & Development)	99,600	231,294
Huadian Power International Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	196,000	68,281
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	488,000	298,788
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	7,651,000	6,522,781
Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, Gas & Consumable Fuels)	153,900	219,811
Jiangsu Express Company Limited H Shares (Industrials, Transportation Infrastructure)	154,000	238,486
Jiangxi Copper Company Limited H Shares (Materials, Metals & Mining)	128,000	200,550
Lao Feng Xiang Company Limited Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,912	158,431
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)	42,200	143,912
Metallurgical Corporation of China Limited H Shares (Industrials, Construction & Engineering) †	292,000	88,300
Nexteer Automotive Group Limited (Consumer Discretionary, Auto Components)	95,000	209,698
Orient Securities Company Limited of China H Shares (Financials, Diversified Financial Services)	63,600	60,635
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	2,164,692	1,501,381
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	480,000	941,460

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	115

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

China (continued)
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	212,000	$144,559
Shanghai Electric Group Company Limited H Shares (Industrials, Electrical Equipment) †	348,000	130,626
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	44,500	257,556
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real Estate, Real Estate Management & Development)	118,700	174,047
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	72,900	182,450
Shanghai Zhenhua Heavy Industry Company Limited Class B (Industrials, Machinery)	219,700	116,441
Silergy Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	9,000	198,538
Sinopec Engineering Group H Shares (Industrials, Construction & Engineering)	148,000	143,350
Sinopec Shanghai Petrochemical Company Limited (Materials, Chemicals)	398,000	237,106
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	134,400	588,852
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	254,000	140,651
Tong Ren Tang Technologies Company Limited H Shares (Health Care, Pharmaceuticals)	50,000	84,106
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	42,000	229,560
Weichai Power Company Limited (Industrials, Machinery)	186,000	207,352
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	45,900	115,648
Yanzhou Coal Mining Company Limited (Energy, Oil, Gas & Consumable Fuels)	158,000	233,782
Zhaojin Mining Industry Company Limited (Materials, Metals & Mining)	120,500	93,043
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	144,000	156,558
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	518,000	236,228
Zoomlion Heavy Industry Science and Technology Company Limited H Shares (Industrials, Machinery)	129,000	53,188

		32,574,681

Colombia: 0.63%
Almacenes Exito SA (Consumer Staples, Food & Staples Retailing)	34,609	202,671
Banco De Bogota SA (Financials, Banks)	7,421	170,981
Cementos Argos SA (Materials, Construction Materials)	65,328	238,019
Corporacion Financiera Colombiana SA (Financials, Diversified Financial Services)	13,183	111,521
Empresa de Energia de Bogota SA (Utilities, Gas Utilities)	306,320	217,011
Grupo Argos SA (Materials, Construction Materials)	42,692	287,849
Grupo de Inversiones Suramericana SA (Financials, Diversified Financial Services)	30,814	413,158
Grupo Nutresa SA (Consumer Staples, Food Products)	39,839	375,390
Interconexion Electrica SA (Utilities, Electric Utilities)	52,929	253,061
Promigas SA (Utilities, Gas Utilities)	1,365	3,525

		2,273,186

Egypt: 0.24%
Commercial International Bank ADR (Financials, Banks)	200,091	874,698

Greece: 0.18%
Hellenic Petroleum SA (Energy, Oil, Gas & Consumable Fuels)	13,712	138,011
Motor Oil (Hellas) Corinth Refineries SA (Energy, Oil, Gas & Consumable Fuels)	7,739	181,656
Mytilineos Holdings SA (Industrials, Industrial Conglomerates)	14,234	167,577
Titan Cement Company SA (Materials, Construction Materials)	5,678	154,026

		641,270

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Hong Kong: 0.78%
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	60,000	$332,432
China Agri-Industries Holdings Limited (Consumer Staples, Food Products)	277,000	118,664
China Jinmao Holdings Group Limited (Real Estate, Real Estate Management & Development)	422,000	255,112
China Resources Beer Holdings Company Limited (Consumer Staples, Beverages)	156,000	600,802
China Resources Cement Holdings Limited (Materials, Construction Materials)	168,000	128,660
China Resources Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	321,000	433,146
China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	216,000	374,104
Far East Horizon Limited (Financials, Diversified Financial Services)	211,000	211,976
Shenzhen Investment Limited (Real Estate, Real Estate Management & Development)	360,000	149,299
Sinotruk Hong Kong Limited (Industrials, Machinery)	73,000	92,596
Yuexiu Property Company Limited (Real Estate, Real Estate Management & Development)	688,000	135,033

		2,831,824

India: 14.69%
3M India Limited (Industrials, Industrial Conglomerates) †	351	110,973
Aarti Industries Limited (Materials, Chemicals)	8,848	159,321
ABB Limited India (Industrials, Industrials Conglomerates)	7,100	166,280
Adani Enterprises Limited (Industrials, Trading Companies & Distributors)	36,483	112,651
Aia Engineering Limited (Industrials, Machinery)	3,838	84,812
Ajanta Pharma Limited (Health Care, Pharmaceuticals)	3,810	81,600
Alembic Pharmaceuticals Limited (Health Care, Pharmaceuticals)	5,006	42,263
Alkem Laboratories Limited (Health Care, Pharmaceuticals)	7,809	265,514
Amara Raja Batteries Limited (Information Technology, Electronic Equipment)	11,310	141,908
Ambuja Cements Limited (Materials, Construction Materials)	71,587	276,322
Apollo Hospitals Enterprise Limited (Health Care, Health Care Providers & Services)	12,211	223,962
Apollo Tyres Limited (Consumer Discretionary, Auto Components)	50,091	209,678
Arvind Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	19,336	123,649
Asahi India Glass Limited (Consumer Discretionary, Auto Components)	16,613	89,440
Ashok Leyland Limited (Industrials, Machinery)	216,875	468,200
Asian Paints Limited (Materials, Chemicals)	85,798	1,465,914
Associated Cement Companies Limited (Materials, Construction Materials)	7,509	186,115
Astral Poly Technik Limited (Industrials, Building Products)	7,080	97,966
Atul Limited (Materials, Chemicals)	2,959	121,147
AU Small Finance Bank Limited (Financials, Consumer Finance) 144A†	18,071	162,250
Aurobindo Pharma Limited (Health Care, Pharmaceuticals)	41,613	389,603
Avanti Feeds Limited (Consumer Staples, Food Products)	1,973	71,617
Bajaj Auto (Consumer Discretionary, Automobiles)	15,741	725,871
Bajaj Auto Limited (Financials, Diversified Financial Services)	8,924	373,083
Bajaj Finserv Limited (Financials, Insurance)	8,593	661,323
Balkrishna Industries Limited (Consumer Discretionary, Auto Components)	11,396	189,351
Bata India Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,713	86,072
Bayer Cropscience Limited (Materials, Chemicals)	1,539	89,740
Berger Paints India Limited (Materials, Chemicals)	36,781	139,810
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	95,427	627,505
Biocon Limited (Health Care, Biotechnology)	532	5,145
Birla Corporation Limited (Materials, Construction Materials)	4,495	61,843
Blue Star Limited (Industrials, Building Products)	7,859	89,046
Bombay Burmah Trading Corporation (Consumer Staples, Food Products)	2,959	64,336
Britannia Industries Limited (Consumer Staples, Food Products)	7,989	609,896

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	117

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

India (continued)
Cadila Healthcare Limited (Health Care, Pharmaceuticals)	25,544	$157,655
Can Fin Homes Limited (Financials, Thrifts & Mortgage Finance)	8,099	66,936
Canara Bank (Financials, Banks)	16,274	74,060
Carborundum Universal Limited (Industrials, Machinery)	20,391	108,938
Castrol India Limited (Materials, Chemicals)	52,883	163,420
Ceat Limited (Consumer Discretionary, Auto Components)	2,169	52,943
Century Plyboards India Limited (Materials, Paper & Forest Products)	15,044	75,461
Century Textile & Industries Limited (Textile Mill Products, Construction Materials)	6,222	115,430
CESC Limited (Utilities, Electric Utilities)	8,220	128,526
Cholamandalam Investment (Financials, Consumer Finance)	9,020	202,802
Cipla Limited India (Health Care, Pharmaceuticals)	58,405	528,634
City Union Bank Limited (Financials, Banks)	84,162	225,823
Colgate-Palmolive Company India Limited (Consumer Staples, Personal Products)	15,066	239,312
Container Corporation of India (Industrials, Road & Rail)	13,376	266,219
Coromandel International Limited (Materials, Chemicals)	12,394	105,703
Credit Analysis & Research Limited (Financials, Capital Markets)	3,509	73,155
Crisil Limited (Financials, Capital Markets)	3,454	102,176
Crompton Greaves Consumer Electricals Limited (Consumer Discretionary, Household Durables)	51,162	181,275
Crompton Greaves Limited (Industrials, Electrical Equipment) †	49,238	62,692
Cummins India Limited (Industrials, Machinery)	16,103	195,800
Cyient Limited (Information Technology, Software)	10,852	105,558
D B Corporation Limited (Consumer Discretionary, Media)	21,728	111,581
Dabur India Limited (Consumer Staples, Personal Products)	81,235	403,034
Dalmia Bharat Limited (Materials, Construction Materials)	5,645	227,543
DCB Bank Limited (Financials, Banks)	35,537	88,791
Dewan Housing Finance Corporation (Financials, Thrifts & Mortgage Finance)	23,027	191,092
Dilip Buildcon Limited (Industrials, Construction & Engineering) 144A	3,789	54,577
Dish TV India Limited (Consumer Discretionary, Media) †	64,497	72,340
Divi’s Laboratories Limited (Health Care, Life Sciences Tools & Services)	14,871	232,673
Doctor Reddy’s Laboratories Limited ADR (Health Care, Pharmaceuticals)	13,848	469,863
East India Distilleries Parry Limited (Materials, Chemicals)	16,920	81,791
Edelweiss Financial Services Limited (Financials, Capital Markets)	76,284	311,464
Emami Limited (Consumer Staples, Personal Products)	10,835	178,859
Endurance Technologies Limited (Consumer Discretionary, Auto Components) 144A	2,881	60,447
Escorts Limited (Industrials, Machinery)	7,188	97,824
Finolex Cables Limited (Industrials, Electrical Equipment)	12,047	131,614
Finolex Industries Limited (Materials, Chemicals)	9,000	90,226
Fortis Healthcare Limited (Health Care, Health Care Providers & Services) †	37,695	91,720
Future Consumer Limited (Consumer Staples, Food Products) †	111,359	100,886
Future Retail Limited (Consumer Discretionary, Multiline Retail)	28,558	225,431
Gail India Limited (Utilities, Gas Utilities)	90,024	629,428
Gillette India Limited (Consumer Staples, Personal Products)	1,214	123,953
GlaxoSmithKline Consumer Healthcare Limited (Consumer Staples, Food Products)	1,724	176,677
GlaxoSmithKline Pharmaceuticals Limited (Health Care, Pharmaceuticals)	1,955	71,279
Glenmark Pharmaceuticals Limited (Health Care, Pharmaceuticals)	15,371	127,907
Godrej Properties Limited (Real Estate, Real Estate Management & Development)	9,251	110,090
Graphite India Limited (Industrials, Electrical Equipment)	8,868	91,809
Grasim Industries Limited (Materials, Construction Materials)	44,045	774,193
Gruh Finance Limited (Financials, Thrifts & Mortgage Finance)	20,072	163,918
Gujarat Fluorochemicals Limited (Materials, Chemicals)	5,532	65,326

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

India (continued)
Gujarat Gas Limited (Utilities, Gas Utilities)	5,464	$72,969
Gujarat Narmada Valley Fertilizers Company Limited (Materials, Chemicals)	9,601	63,427
Gujarat Piavav Port Limited (Industrials, Transportation Infrastructure)	37,894	81,997
Gujarat State Petronet Limited (Utilities, Gas Utilities)	37,529	118,557
Havells India Limited (Industrials, Electrical Equipment)	31,108	240,304
HCL Technologies Limited (Information Technology, IT Services)	66,153	954,831
HEG Limited (Industrials, Electrical Equipment)	2,206	94,111
Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	15,646	860,431
Hindustan Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	87,573	508,792
Hindustan Unilever Limited (Consumer Staples, Household Products)	112,531	2,276,228
India Cements Limited (Materials, Construction Materials)	24,560	59,560
India Infoline Limited (Financials, Capital Markets)	19,147	220,630
Indiabulls Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	44,735	852,696
Indiabulls Real Estate Limited (Financials, Real Estate Management & Development) †	33,179	108,804
Indiabulls Ventures Limited (Financials, Capital Markets)	19,505	76,447
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	76,084	158,791
Indian Oil Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	130,693	757,044
Indian Overseas Bank (Financials, Banks) †	414,170	123,624
Indraprastha Gas Limited (Utilities, Gas Utilities)	42,866	199,540
Info Edge India Limited (Information Technology, Internet Software & Services)	8,170	160,788
Infosys Limited ADR (Information Technology, IT Services)	237,665	4,197,164
Infrastructure Development Finance Company Limited (Financials, Diversified Financial Services)	147,067	118,429
Interglobe Aviation Limited (Industrials, Airlines) 144A	11,787	241,018
IPCA Laboratories Limited (Health Care, Pharmaceuticals)	7,570	78,185
Jain Irrigation Systems Limited (Industrials, Machinery)	48,740	86,333
Jindal Stainless Hisar Limited (Materials, Metals & Mining) †	22,991	64,812
JK Lakshmi Cement Limited (Materials, Construction Materials)	10,010	65,280
JM Financial Limited (Financials, Capital Markets)	39,423	88,257
JSW Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	53,172	65,242
JSW Steel Limited (Materials, Metals & Mining)	151,967	722,427
Jubilant Foodworks Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,315	133,225
Jubilant Organosys Limited (Health Care, Pharmaceuticals)	10,247	136,931
Kajaria Ceramics Limited (Industrials, Building Products)	10,592	92,753
Kansai Nerolac Paints Limited (Materials, Chemicals)	17,890	134,286
Karnataka Bank Limited (Financials, Banks)	42,045	86,347
Karur Vysya Bank Limited (Financials, Banks)	95,208	156,261
KEC International Limited (Industrials, Construction & Engineering)	28,746	181,360
KPR Mill Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,384	104,454
KRBL Limited (Consumer Staples, Food Products)	11,918	100,305
L&T Finance Holdings Limited (Financials, Diversified Financial Services)	60,314	148,496
Lakshmi Machine Works Limited (Industrials, Machinery)	1,137	117,654
Lakshmi Vilas Bank Limited (Financials, Banks)	38,272	60,791
Laurus Labs Limited (Health Care, Pharmaceuticals) 144A	5,286	43,945
Madras Cements Limited (Materials, Construction Materials)	18,716	216,216
Mahanagar Gas Limited (Utilities, Gas Utilities)	3,598	57,357
Mahindra & Mahindra Financial Services Limited (Financials, Consumer Finance)	31,848	211,509
Mahindra & Mahindra Limited (Consumer Discretionary, Automobiles)	102,956	1,144,972
Manappuram Finance Limited (Financials, Consumer Finance)	62,771	102,590
Marico Limited (Consumer Staples, Personal Products)	84,554	397,561
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	15,422	2,085,057

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	119

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

India (continued)
Mindtree Limited (Information Technology, IT Services)	14,674	$183,599
Motherson Sumi Systems Limited (Consumer Discretionary, Auto Components)	12,793	64,358
Motilal Oswal Financial Services Limited (Financials, Capital Markets)	4,944	85,770
Mphasis Limited (Information Technology, IT Services)	10,701	140,404
MRF Limited (Consumer Discretionary, Auto Components)	390	439,361
Muthoot Finance Limited (Financials, Consumer Finance)	24,533	146,632
Nagarjuna Construction Company (Industrials, Construction & Engineering)	56,054	112,104
Natco Pharma Limited (Health Care, Pharmaceuticals)	11,453	139,598
NBCC India Limited (Industrials, Construction & Engineering)	18,789	56,104
Nestle India Limited (Consumer Staples, Food Products)	4,433	526,668
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	245,740	612,266
Oberoi Realty Limited (Real Estate, Real Estate Management & Development)	11,237	88,999
Oracle Financials Services (Information Technology, Software)	2,325	140,671
Page Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	440	147,575
PC Jeweller Limited (Consumer Discretionary, Specialty Retail)	15,640	79,351
Persistent Systems Limited (Information Technology, IT Services)	8,573	111,842
Peter England Fashions And Retail Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	46,115	107,181
Petronet LNG Limited (Energy, Oil, Gas & Consumable Fuels)	162,557	612,089
Pfizer Limited (Health Care, Pharmaceuticals)	1,333	46,308
Pidilite Industries Limited (Materials, Chemicals)	34,329	472,259
Piramal Enterprises Limited (Health Care, Pharmaceuticals)	10,787	426,211
Power Finance Corporation Limited (Financials, Diversified Financial Services)	86,138	137,993
Prestige Estates Projects Limited (Real Estate, Real Estate Management & Development)	17,141	87,422
Procter & Gamble Hygiene & Healthcare Limited (Consumer Staples, Personal Products)	1,400	201,780
PTC India Limited (Utilities, Independent Power & Renewable Electricity Producers)	34,926	54,632
Rain Industries Limited (Materials, Chemicals)	23,510	135,869
Rajesh Exports Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	14,773	189,388
Redington India Limited (Information Technology, Electronic Equipment, Instruments and Components)	31,130	68,324
Reliance Capital Limited (Financials, Diversified Financial Services)	14,676	105,348
Rural Electrification Corporation Limited (Financials, Diversified Financial Services)	96,849	213,389
Sadbhav Engineering Limited (Industrials, Construction & Engineering)	13,695	83,716
Sanofi India Limited (Health Care, Pharmaceuticals)	577	44,840
Schaeffler India Limited (Industrials, Machinery)	1,350	112,884
Security and Intelligence Services Limited (Industrials, Commercial Services & Supplies)	8,641	156,293
Shilpa Medicare Limited (Health Care, Pharmaceuticals)	4,461	29,935
Shriram City Union Finance Limited (Financials, Consumer Finance)	3,121	96,162
Shriram Transport Finance Company Limited (Financials, Consumer Finance)	16,758	340,158
SKF India Limited (Industrials, Machinery)	4,322	118,094
Solar Industries India Limited (Materials, Chemicals)	5,862	92,407
South Indian Bank Limited (Financials, Banks)	245,142	99,467
Strides Shasun Limited (Health Care, Pharmaceuticals)	7,023	77,349
Sundaram Finance Holdings Limited (Financials, Consumer Finance) (a)	13,416	37,522
Sundaram Finance Limited (Financials, Consumer Finance)	13,416	359,310
Sundram Fasteners Limited (Consumer Discretionary, Auto Components)	12,807	110,955
Supreme Industries Limited (Materials, Chemicals)	7,821	141,955
Suzlon Energy Limited (Industrials, Electrical Equipment) †	625,063	121,702
Tata Communications Limited (Telecommunication Services, Diversified Telecommunication Services)	9,866	96,612
Tata Consultancy Services Limited (Information Technology, IT Services)	57,381	2,664,103
Tata Elxsi Limited (Information Technology, Software)	4,090	65,623
Tata Power Company Limited (Utilities, Electric Utilities)	171,425	220,908
Tata Steel Limited (Materials, Metals & Mining)	62,138	636,283

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

India (continued)
Tata Tea Limited (Consumer Staples, Food Products)	42,549	$178,115
Tech Mahindra Limited (Information Technology, IT Services)	68,632	645,431
The Great Eastern Shipping Company Limited (Energy, Oil, Gas & Consumable Fuels)	24,426	136,412
Thermax India Limited (Industrials, Machinery)	5,235	92,777
Titan Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	39,267	489,523
Torrent Pharmaceuticals Limited (Health Care, Pharmaceuticals)	4,517	94,897
Torrent Power Limited (Utilities, Electric Utilities)	16,707	67,217
Trent Limited (Consumer Discretionary, Multiline Retail)	12,986	62,690
TTK Prestige Limited (Consumer Discretionary, Household Durables)	680	72,015
TVS Motor Company Limited (Consumer Discretionary, Automobiles)	22,656	235,317
Ujjivan Financial Services Limited (Financials, Consumer Finance)	2,574	14,689
Union Bank of India (Financials, Banks) †	24,568	39,425
United Breweries Limited (Consumer Staples, Beverages)	11,445	185,036
United Spirits Limited (Consumer Staples, Beverages) †	7,776	389,475
Vakrangee Limited (Information Technology, IT Services)	48,614	120,008
Vardhman Textiles Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,587	94,910
Varun Beverages Limited (Consumer Staples, Beverages)	23,501	231,438
Voltas Limited (Industrials, Construction & Engineering)	24,078	223,867
Wabco India Limited (Consumer Discretionary, Auto Components)	616	76,111
Whirlpool of India Limited (Consumer Discretionary, Household Durables)	4,106	90,287
Wipro Limited (Information Technology, IT Services)	155,598	695,794
Zee Entertainment Enterprises Limited (Consumer Discretionary, Media)	63,684	549,514

		53,416,569

Indonesia: 1.07%
PT Mitra Keluarga Karyasehat Tbk (Health Care, Health Care Providers & Services)	653,200	102,623
PT Ace Hardware Incorporated Indonesia Tbk (Consumer Discretionary, Specialty Retail)	857,400	82,943
PT AKR Corporindo Tbk (Industrials, Trading Companies & Distributors)	212,900	93,951
PT Bank Danamon Indonesia Tbk (Financials, Banks)	350,500	168,258
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	850,900	601,884
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk (Financials, Banks)	575,700	95,053
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	503,500	136,104
PT Charoen Pokphand Indonesia Tbk (Consumer Staples, Food Products)	402,300	100,332
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	56,900	330,056
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	935,700	328,041
PT Indo Tambangraya Megah Tbk (Energy, Oil, Gas & Consumable Fuels)	43,200	96,779
PT Indofood CBP Sukses Makmur Tbk (Consumer Staples, Food Products)	295,400	192,837
PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	504,600	278,019
PT Indonesian Satellite Corporation Tbk (Telecommunication Services, Wireless Telecommunication Services)	145,500	59,265
PT Jasa Marga (Persero) Tbk (Industrials, Transportation Infrastructure)	243,000	94,208
PT Kalbe Farma Tbk (Health Care, Pharmaceuticals)	1,870,700	217,705
PT Lippo Karawaci Terbuka Tbk (Real Estate, Real Estate Management & Development)	1,583,200	59,305
PT Mayora Indah Tbk (Consumer Staples, Food Products)	414,287	72,621
PT Sumber Alfaria Trijaya Tbk (Consumer Staples, Food & Staples Retailing)	121,500	5,258
PT Surya Citra Media Tbk (Consumer Discretionary, Media)	736,100	151,644
PT Ultrajaya Milk Industry & Trading Company Tbk (Consumer Staples, Food Products)	664,300	66,196
PT United Tractors Tbk (Energy, Oil, Gas & Consumable Fuels)	166,500	431,131
PT Wijaya Karya Persero Tbk (Industrials, Construction & Engineering)	329,400	46,121
PT Xl Axiata Tbk (Telecommunication Services, Wireless Telecommunication Services) †	430,600	92,393

		3,902,727

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	121

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Malaysia: 5.99%
Affin Holdings Bhd (Financials, Banks)	156,800	$97,394
AirAsia Bhd (Industrials, Airlines)	163,700	183,050
Alliance Financial Group Bhd (Financials, Banks)	143,800	150,598
AMMB Holdings Bhd (Financials, Banks)	202,600	213,374
Asiatic Development Bhd Genting Plantations Bhd (Consumer Staples, Food Products)	54,300	140,013
Astro Malaysia Holdings Bhd (Consumer Discretionary, Media)	303,700	186,963
Axiata Group Bhd (Telecommunication Services, Wireless Telecommunication Services)	456,500	625,630
Batu Kawan Bhd (Materials, Chemicals)	30,000	144,754
Bimb Holdings Bhd (Financials, Banks)	111,600	119,663
Boustead Holdings Bhd (Industrials, Industrial Conglomerates)	293,900	208,589
British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	18,700	135,583
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	44,400	128,088
Cahya Mata Sarawak Bhd (Materials, Construction Materials)	63,100	69,270
Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	31,900	150,501
CIMB Group Holdings Bhd (Financials, Banks)	627,900	1,148,517
Dialog Group Bhd (Industrials, Construction & Engineering)	595,100	400,916
Digi.com Bhd (Telecommunication Services, Wireless Telecommunication Services)	404,600	499,940
Felda Global Ventures Holdings Bhd (Consumer Staples, Food Products)	139,300	68,717
Fraser & Neave Holdings Bhd (Consumer Staples, Beverages)	14,100	110,151
Gamuda Bhd (Industrials, Construction & Engineering)	204,900	259,460
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	266,200	599,323
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	352,200	472,460
HAP Seng Consolidated Bhd (Industrials, Industrial Conglomerates)	96,900	235,380
Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	87,700	260,654
Heineken Malaysia Bhd (Consumer Staples, Beverages)	27,400	147,598
Hong Leong Bank Bhd (Financials, Banks)	93,400	475,817
Hong Leong Financial Group Bhd (Financials, Banks)	38,600	188,221
IGB REIT Bhd (Real Estate, Equity REITs)	169,100	66,483
IJM Corporation Bhd (Industrials, Construction & Engineering)	354,100	245,467
Inari Amertron Bhd (Information Technology, Electronic Equipment, Instruments & Components)	166,600	143,203
IOI Corporation Bhd (Consumer Staples, Food Products)	323,000	386,742
IOI Properties Group Bhd (Real Estate, Real Estate Management & Development)	196,600	92,854
KLCC Property Holdings Bhd (Real Estate, Equity REITs)	34,100	67,560
Kossan Rubber Industries Bhd (Health Care, Health Care Equipment & Supplies)	25,600	56,010
KPJ Healthcare Bhd (Health Care, Health Care Providers & Services)	144,300	36,287
Kuala Lumpur Kepong Bhd (Consumer Staples, Food Products)	61,900	395,705
Lafarge Malayan Cement Bhd (Materials, Construction Materials) †	34,000	45,571
Lotte Chemical Titan Holding Bhd (Industrials, Chemicals) 144A	58,600	82,225
LPI Capital Bhd (Financials, Insurance)	29,000	143,186
Malakoff Corporation Bhd (Utilities, Independent Power & Renewable Electricity Producers)	223,100	51,618
Malayan Banking Bhd (Financials, Banks)	1,106,500	2,950,428
Malaysia Airports Holdings Bhd (Industrials, Transportation Infrastructure)	94,800	210,559
Malaysia Building Society Bhd (Financials, Thrifts & Mortgage Finance)	503,000	155,604
Maxis Bhd (Telecommunication Services, Wireless Telecommunication Services)	262,000	395,308
MISC Berhad (Industrials, Marine)	145,700	254,241
MyEG Services Bhd (Information Technology, IT Services)	176,600	120,886
Nestle Malaysia Bhd (Consumer Staples, Food Products)	7,900	258,358
Oriental Holdings Bhd (Consumer Discretionary, Automobiles)	69,900	115,281
Petronas Chemicals Group Bhd (Materials, Chemicals)	305,200	628,696
Petronas Dagangan Bhd (Energy, Oil, Gas & Consumable Fuels)	28,000	183,387

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Malaysia (continued)
PPB Group Bhd (Consumer Staples, Food Products)	75,000	$338,907
Press Metal Bhd (Materials, Metals & Mining)	205,900	303,744
Public Bank Bhd (Financials, Banks)	342,600	2,007,764
Ql Resources Bhd (Consumer Staples, Food Products)	89,060	112,320
RHB Capital Bhd (Financials, Banks)	269,200	369,746
Sapurakencana Petroleum Bhd (Energy, Energy Equipment & Services)	471,700	79,296
Scientex Bhd (Materials, Chemicals)	32,300	71,081
Sime Darby Bhd (Industrials, Industrial Conglomerates)	305,000	214,237
Sime Darby Plantation Bhd (Consumer Staples, Food Products) †	382,600	522,571
Sime Darby Property Bhd (Real Estate, Real Estate Management & Development) †	292,600	105,327
SP Setia Bhd (Real Estate, Real Estate Management & Development)	131,600	113,894
Sunway REIT Bhd (Real Estate, Real Estate Management & Development)	194,100	83,745
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	279,900	421,601
Tenaga Nasional Bhd (Utilities, Electric Utilities)	356,600	1,426,053
Time Dotcom Bhd (Telecommunication Services, Diversified Telecommunication Services)	51,400	109,571
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	73,900	183,194
TSH Resources Bhd (Consumer Staples, Food Products)	172,800	69,702
UMW Holdings Bhd (Consumer Discretionary, Automobiles)	39,700	65,349
United Plantations Bhd (Consumer Staples, Food Products)	8,800	63,677
VS Industry Bhd (Information Technology, Electronic Equipment, Instruments & Components)	101,900	76,734
Westports Holdings Bhd (Industrials, Transportation Infrastructure)	102,900	96,674
Yinson Holdings Bhd (Energy, Energy Equipment & Services)	130,500	141,594
YTL Corporation Bhd (Utilities, Multi-Utilities)	578,562	210,488
YTL Power International Bhd (Utilities, Multi-Utilities)	290,500	83,805

		21,777,357

Mexico: 4.38%
Alsea SAB de CV (Consumer Discretionary, Hotels, Restaurants & Leisure)	57,274	195,454
America Movil SAB de CV Series L (Telecommunication Services, Wireless Telecommunication Services)	2,914,423	2,679,321
Arca Continental SAB de CV (Consumer Staples, Beverages)	48,067	333,984
Banco Santander Mexico SA (Financials, Banks)	210,003	296,334
Banregio Grupo Financiero SAB de CV (Financials, Banks)	30,083	185,583
Becle SAB de CV ADR (Consumer Staples, Beverages) †	70,100	129,522
Coca-Cola Femsa SAB de CV Series L (Consumer Staples, Beverages)	61,628	415,133
Controladora Vuela Compania de Aviacion SAB de CV Class A (Industrials, Airlines) †	95,300	84,933
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate, Real Estate Management & Development)	76,400	105,051
El Puerto de Liverpool SAB de CV (Consumer Discretionary, Multiline Retail)	22,233	151,969
Elementia SAB de CV (Industrials, Building Products) 144A†	52,300	65,116
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	419,853	592,006
Fomento Economico Mexicano SAB de CV (Consumer Staples, Beverages)	243,528	2,249,811
Genomma Lab Internacional SAB de CV Class B (Health Care, Pharmaceuticals) †	50,693	54,806
Gentera SAB de CV (Financials, Consumer Finance)	121,048	98,954
Gruma SAB de CV Class B (Consumer Staples, Food Products)	23,830	275,862
Grupo Aeromexico SAB de CV (Industrials, Airlines) †	72,770	113,957
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	36,210	177,106
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	46,315	447,164
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure)	22,535	399,244
Grupo Carso SAB de CV (Industrials, Industrial Conglomerates)	57,601	201,887
Grupo Comercial Chedraui SAB de CV (Consumer Staples, Food & Staples Retailing)	52,744	110,101
Grupo Elektra SAB de CV (Financials, Banks)	7,709	228,538

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	123

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Mexico (continued)
Grupo Financiero Banorte SAB de CV (Financials, Banks)	295,700	$1,772,727
Grupo Financiero Inbursa SAB de CV (Financials, Banks)	235,300	376,966
Grupo Gicsa SAB de CV (Real Estate, Real Estate Management & Development) †	127,478	74,388
Grupo Lala SAB de CV (Consumer Staples, Food Products)	72,467	105,910
Grupo Rotoplas SAB de CV (Industrials, Machinery)	58,500	89,966
Grupo Sanborns SAB de CV (Consumer Discretionary, Multiline Retail)	123,400	134,197
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (Industrials, Construction & Engineering) †	16,300	29,624
Industrias Bachoco SAB de CV Series B (Consumer Staples, Food Products)	27,055	131,768
Industrias CH SAB de CV Series B (Materials, Metals & Mining) †	21,400	93,544
Industrias Penoles SAB de CV (Materials, Metals & Mining)	12,958	282,110
Infraestructura Energetica Nova SAB de CV (Utilities, Gas Utilities)	67,326	317,868
Macquarie Mexico Real Estate Management SA de CV (Real Estate, Equity REITs) 144A	100,105	106,209
Mexichem SAB de CV (Materials, Chemicals)	128,324	358,614
OHL Mexico SAB de CV (Industrials, Transportation Infrastructure)	85,591	152,015
Organizacion Soriana SAB de CV Class B (Consumer Staples, Food & Staples Retailing) †	119,823	241,545
PLA Administradora Industria S de RL de CV (Real Estate, Equity REITs)	95,304	141,611
Prologis Property Mexico SA de CV (Real Estate, Equity REITs)	43,794	82,776
Promotora Y Operadora de Infraestructura SAB de CV (Industrials, Transportation Infrastructure)	25,534	260,953
Telesites SAB de CV (Telecommunication Services, Diversified Telecommunication Services) †	186,829	148,566
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	608,139	1,423,351

		15,916,544

Philippines: 2.46%
Aboitiz Power Corporation (Utilities, Independent Power & Renewable Electricity Producers)	223,000	164,852
Alliance Global Group Incorporated (Industrials, Industrial Conglomerates)	565,400	161,326
Ayala Corporation (Financials, Diversified Financial Services)	25,445	514,082
Bank of the Philippine Islands (Financials, Banks)	180,080	414,585
BDO Unibank Incorporated (Financials, Banks)	281,140	837,830
Bloomberry Resorts Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure) †	475,500	131,475
Cebu Air Incorporated (Industrials, Airlines)	52,190	100,512
China Banking Corporation (Financials, Banks)	279,608	188,982
Cosco Capital Incorporated (Consumer Staples, Food & Staples Retailing)	738,800	103,841
D&L Industries Incorporated (Materials, Chemicals)	394,200	89,092
DMCI Holdings Incorporated (Industrials, Industrial Conglomerates)	482,600	128,990
Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers)	1,076,500	115,009
First Gen Corporation (Utilities, Independent Power & Renewable Electricity Producers)	187,500	52,184
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	4,285	141,681
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	8,255	213,983
International Container Term Services Incorporated (Industrials, Transportation Infrastructure)	200,060	422,554
Jollibee Foods Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	68,860	394,543
Manila Electric Company (Utilities, Electric Utilities)	31,170	201,456
Manila Water Company (Utilities, Water Utilities)	143,100	71,440
Megaworld Corporation (Real Estate, Real Estate Management & Development)	1,035,000	96,385
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	1,320,300	142,728
Metropolitan Bank & Trust Company (Financials, Banks)	244,880	458,498
Petron Corporation (Energy, Oil, Gas & Consumable Fuels)	540,100	95,306
Philippine National Bank (Financials, Banks) †	156,350	171,871
Philippine Seven Corporation (Consumer Staples, Food & Staples Retailing)	10,413	23,393
Pilipinas Shell Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	130,080	141,869
PLDT Incorporated (Telecommunication Services, Wireless Telecommunication Services)	14,755	429,825

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Philippines (continued)
Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	121,960	$121,538
Rizal Commercial Banking (Financials, Banks)	105,380	94,190
Robinsons Land Company (Real Estate, Real Estate Management & Development)	193,500	71,777
Robinsons Retail Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	85,340	155,670
San Miguel Corporation (Consumer Staples, Beverages)	196,480	531,945
Security Bank Corporation (Financials, Banks)	81,310	384,380
Semirara Mining & Power Corporation (Energy, Oil, Gas & Consumable Fuels)	194,580	137,491
SM Investments Corporation (Industrials, Industrial Conglomerates)	73,565	1,320,470
Union Bank of Philippines (Financials, Banks)	17,950	31,364
Vista Land & Lifescapes Incorporated (Real Estate, Real Estate Management & Development)	704,000	87,703

		8,944,820

Poland: 1.50%
Alior Bank SA (Financials, Banks) †	10,681	258,219
AmRest Holdings SE (Consumer Discretionary, Hotels, Restaurants & Leisure) †	897	112,161
Asseco Poland SA (Information Technology, Software)	9,653	132,317
Bank Millennium SA (Financials, Banks) †	72,487	177,040
Budimex SA (Industrials, Construction & Engineering)	1,562	88,110
CCC SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,162	231,049
CD Projekt SA (Information Technology, Software)	6,971	216,144
Ciech SA (Materials, Chemicals) †	3,503	59,215
Cyfrowy Polsat SA (Consumer Discretionary, Media)	27,385	185,943
Enea SA (Utilities, Electric Utilities)	20,273	59,686
Energa SA (Utilities, Electric Utilities)	20,703	62,642
Eurocash SA (Consumer Staples, Food & Staples Retailing)	9,028	54,910
Grupa Kety SA (Materials, Metals & Mining)	1,346	142,556
Grupa Lotos SA (Energy, Oil, Gas & Consumable Fuels)	11,103	181,384
Inter Cars SA (Consumer Discretionary, Distributors)	1,548	119,846
Jastrzebska Spolka Weglowa SA (Materials, Metals & Mining) †	5,528	148,073
Kruk SA (Financials, Diversified Financial Services)	1,792	110,989
LPP SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	151	394,209
Orange Polska SA (Telecommunication Services, Diversified Telecommunication Services) †	87,305	144,745
PLAY Communications SA (Telecommunication Services, Wireless Telecommunication Services) †	16,314	160,242
Polska Grupa Energetyczna SA (Utilities, Electric Utilities) †	78,055	230,458
Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	35,991	1,006,298
Polskie Gornictwo Naftowe i Gazownictwo SA (Energy, Oil, Gas & Consumable Fuels)	209,776	369,640
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	59,845	742,486
Tauron Polska Energia SA (Utilities, Electric Utilities) †	105,752	78,332

		5,466,694

Romania: 0.17%
NEPI Rockcastle plc (Real Estate, Real Estate Management & Development)	62,311	629,939

Russia: 1.70%
Aeroflot PJSC (Industrials, Airlines)	58,758	146,869
Alrosa PJSC (Materials, Metals & Mining)	348,300	539,491
Bank Otkritie Financial Corporation PJSC (Financials, Banks) †(a)	3,758	0
Credit Bank of Moscow PJSC (Financials, Banks) †	1,486,000	125,718
Detsky Mir PJSC (Consumer Discretionary, Multiline Retail)	81,730	131,070

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	125

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Russia (continued)
Gazprom Neft PJSC (Energy, Oil, Gas & Consumable Fuels)	26,495	$133,998
Inter Rao Ues PJSC (Utilities, Electric Utilities)	3,990,002	260,676
LSR Group PJSC (Real Estate, Real Estate Management & Development)	5,856	89,237
Lukoil PJSC (Energy, Oil, Gas & Consumable Fuels)	6,228	414,082
M.video PSJC (Consumer Discretionary, Specialty Retail) †	10,200	74,602
Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	184,700	153,890
Mechel PJSC (Materials, Metals & Mining) †	27,920	70,849
Megafon PJSC (Telecommunication Services, Wireless Telecommunication Services)	30,280	297,049
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	7,008	1,386,655
Mobile TeleSystems PJSC (Telecommunication Services, Wireless Telecommunication Services)	111,434	610,520
Novolipetsk Steel PJSC (Materials, Metals & Mining)	107,120	277,420
PhosAgro PJSC (Materials, Chemicals)	4,490	189,971
PIK Group PJSC (Real Estate, Real Estate Management & Development) †	24,499	139,075
Polyus PJSC (Materials, Metals & Mining)	2,974	237,994
Rosgosstrakh PJSC (Financials, Insurance) †	563,000	3,945
Rostelecom PJSC (Telecommunication Services, Diversified Telecommunication Services)	128,760	152,437
Safmar Financial Investment PJSC (Financials, Consumer Finance)	6,200	81,996
Severstal PJSC (Materials, Metals & Mining)	20,090	326,115
Sistema PJSC (Telecommunication Services, Wireless Telecommunication Services)	467,000	99,451
Unipro PJSC (Utilities, Independent Power & Renewable Electricity Producers)	1,274,000	61,474
United Wagon PJSC (Industrials, Road & Rail) †	13,243	184,460

		6,189,044

South Africa: 4.69%
ADvTECH Limited (Consumer Discretionary, Diversified Consumer Services)	63,824	91,728
AECI Limited (Materials, Chemicals)	15,249	146,313
Anglogold Ashanti Limited (Materials, Metals & Mining)	45,696	414,632
Arrowhead Properties Limited REIT (Real Estate, Equity REITs)	140,791	85,355
Aspen Pharmacare Holdings Limited (Health Care, Pharmaceuticals)	38,653	879,789
Attacq Limited (Real Estate, Real Estate Management & Development)	69,355	110,363
Avi Limited (Consumer Staples, Food Products)	35,622	366,980
Barloworld Limited (Industrials, Trading Companies & Distributors)	20,153	304,215
Bid Corporation Limited (Consumer Staples, Food & Staples Retailing)	39,728	906,696
Capitec Bank Holdings Limited (Financials, Banks)	6,612	463,968
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	24,128	343,510
Coronation Fund Managers Limited (Financials, Capital Markets)	17,657	119,697
Datatec Limited (Information Technology, Electronic Equipment, Instruments & Components)	21,483	45,351
Dis-Chem Pharmacies Limited (Consumer Staples, Food & Staples Retailing)	101,843	298,175
Emira Property Fund Limited (Real Estate, Real Estate Management & Development)	76,407	101,455
EOH Holdings Limited (Information Technology, IT Services)	15,271	93,136
Famous Brands Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) †	8,780	91,569
Fortress REIT Limited Class B (Real Estate, Equity REITs)	79,270	107,542
Gold Fields Limited (Materials, Metals & Mining)	90,447	354,261
Growthpoint Properties Limited (Real Estate, Equity REITs)	329,498	824,182
Harmony Gold Mining Company Limited (Materials, Metals & Mining)	46,017	92,375
Hyprop Investments Limited (Real Estate, Real Estate Management & Development)	23,521	215,082
Investec Limited (Financials, Capital Markets)	25,281	219,718
JSE Limited (Financials, Capital Markets)	8,495	146,941
KAP Industrial Holdings Limited (Industrials, Industrial Conglomerates)	181,063	133,401

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Africa (continued)
Kumba Iron Ore Limited (Materials, Metals & Mining)	6,344	$186,531
Liberty Holdings Limited (Financials, Insurance)	17,516	197,991
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	128,554	296,049
Massmart Holdings Limited (Consumer Staples, Food & Staples Retailing)	10,622	146,787
Mondi Limited (Materials, Paper & Forest Products)	11,554	301,768
Mr. Price Group Limited (Consumer Discretionary, Specialty Retail)	26,464	630,870
Nampak Limited (Materials, Containers & Packaging) †	70,154	94,401
Netcare Limited (Health Care, Health Care Providers & Services)	159,944	345,825
Omnia Holdings Limited (Materials, Chemicals)	8,315	107,782
Pick’n Pay Stores Limited (Consumer Staples, Food & Staples Retailing)	37,921	233,627
Pioneer Foods Group Limited (Consumer Staples, Food Products)	18,124	202,082
PPC Limited (Materials, Construction Materials)	135,961	95,413
PSG Group Limited (Financials, Diversified Financial Services)	11,934	220,086
Redefine Properties Limited (Real Estate, Equity REITs)	554,708	533,366
Resilient REIT Limited (Real Estate, Equity REITs)	38,461	215,698
Reunert Limited (Industrials, Industrial Conglomerates)	20,628	131,492
SA Corporate Real Estate Limited REIT (Real Estate, Equity REITs)	245,907	96,760
Santam Limited (Financials, Insurance)	5,714	148,740
Sappi Limited (Materials, Paper & Forest Products)	44,256	287,441
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	51,108	1,119,622
Sibanye Gold Limited (Materials, Metals & Mining)	227,331	214,965
SPAR Group Limited (Consumer Staples, Food & Staples Retailing)	19,214	356,136
Super Group Limited (Consumer Staples, Food & Staples Retailing) †	45,703	152,179
Telkom South Africa Limited (Telecommunication Services, Diversified Telecommunication Services)	33,988	148,032
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	33,395	632,391
Tiger Brands Limited (Consumer Staples, Food Products)	19,299	698,045
Tongaat-Hulett Limited (Consumer Staples, Food Products)	12,937	118,403
Trencor Limited (Industrials, Trading Companies & Distributors)	19,518	73,082
Truworths International Limited (Consumer Discretionary, Specialty Retail)	45,420	386,551
Tsogo Sun Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	76,749	165,944
Vodacom Group Proprietary Limited (Consumer Discretionary, Media)	45,889	630,170
Vukile Property Fund Limited REIT (Real Estate, Equity REITs)	78,666	141,007
Wilson Bayly Holmes Ovcon Limited (Industrials, Construction & Engineering)	8,305	122,120
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	106,718	588,146
Zeder Investments Limited (Financials, Capital Markets)	109,740	60,017

		17,035,953

South Korea: 18.31%
Amorepacific Group (Consumer Staples, Personal Products)	4,231	490,906
Asiana Airlines (Industrials, Airlines) †	15,477	71,615
BGF Retail Company Limited (Consumer Staples, Food & Staples Retailing)	1,224	14,185
BNK Financial Group Incorporated (Financials, Banks)	32,097	330,955
Bukwang Pharmaceutical Company (Health Care, Pharmaceuticals)	3,752	82,202
Celltrion Healthcare Company Limited (Health Care, Health Care Providers & Services) †	5,750	624,242
Celltrion Incorporated (Health Care, Pharmaceuticals) †	8,737	2,825,862
Chabiotech Company Limited (Health Care, Health Care Providers & Services) †	3,375	101,023
Cheil Worldwide Incorporated (Consumer Discretionary, Media)	10,076	173,278
Chong Kun Dang Pharmaceutical Corporation (Health Care, Pharmaceuticals)	283	33,810
CJ CGV Company Limited (Consumer Discretionary, Media)	1,497	97,764

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	127

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Korea (continued)
CJ Cheiljedang Corporation (Consumer Staples, Food Products)	955	$297,495
CJ Corporation (Industrials, Industrial Conglomerates)	1,906	292,733
CJ E&M Corporation (Consumer Discretionary, Media)	2,701	214,549
CJ Korea Express Corporation (Industrials, Road & Rail) †	1,512	184,977
CJ O Shopping Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	518	100,835
Com2us Corporation (Information Technology, Software)	1,085	162,653
Cosmax Incorporated (Consumer Staples, Personal Products)	640	75,252
Coway Company Limited (Consumer Discretionary, Household Durables)	5,770	461,429
Cuckoo Homesys Company Limited (Consumer Discretionary, Specialty Retail) †	493	81,036
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	3,046	208,534
Daesang Corporation (Consumer Staples, Food Products)	2,582	58,117
Daewoo Engineering & Construction Company Limited (Industrials, Construction & Engineering) †	23,670	114,469
Daewoo International Corporation (Industrials, Trading Companies & Distributors)	4,664	86,769
Daewoo Securities Company Limited (Financials, Capital Markets)	56,274	479,329
Daewoong Pharmaceutical Company (Health Care, Pharmaceuticals)	458	77,260
Daishin Securities Company Limited (Financials, Capital Markets)	4,793	64,648
Daou Technology Incorporated (Information Technology, Internet Software & Services)	2,889	61,882
DB HiTek Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	5,178	72,704
DGB Financial Group Incorporated (Financials, Banks)	18,123	206,864
Dongbu Insurance Company Limited (Financials, Insurance)	6,563	419,466
Dongkuk Steel Mill Company Limited (Materials, Metals & Mining)	7,371	73,176
Doosan Bobcat Incorporated (Industrials, Machinery)	3,410	106,555
Doosan Corporation (Industrials, Industrial Conglomerates)	2,076	192,172
Doosan Infracore Company Limited (Industrials, Machinery) †	12,474	106,847
DoubleUGames Company Limited (Information Technology, Software)	1,075	60,881
Douzone Bizon Company Limited (Information Technology, Software)	1,847	94,294
E-MART Incorporated (Consumer Staples, Food & Staples Retailing)	2,360	663,435
EO Technics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,054	77,482
Fila Korea Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,131	103,888
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,546	76,133
GS Engineering & Construction Corporation (Industrials, Construction & Engineering)	6,556	176,210
GS Holdings Corporation (Energy, Oil, Gas & Consumable Fuels)	9,831	597,912
GS Home Shopping Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	659	122,622
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	3,170	105,416
Halla Holdings Corporation (Consumer Discretionary, Auto Components)	833	41,462
Hana Financial Group Incorporated (Financials, Banks)	29,812	1,350,664
Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,125	105,987
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,084	56,098
Hanil Cement Company Limited (Materials, Construction Materials)	603	71,545
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	8,159	445,592
Hankook Tire Worldwide Company Limited (Financials, Diversified Financial Services)	2,802	51,491
Hanmi Pharm Company Limited (Health Care, Pharmaceuticals)	740	315,334
Hanmi Science Company Limited (Health Care, Pharmaceuticals)	3,958	306,583
Hanon Systems (Consumer Discretionary, Auto Components)	17,702	204,494
Hansae Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,400	49,302
Hansol Chemical Company Limited (Materials, Chemicals)	1,023	69,926
Hanssem Company Limited (Consumer Discretionary, Household Durables)	2,188	302,558
Hanwha Chem Corporation (Materials, Chemicals)	10,790	330,056
Hanwha Corporation (Korea) (Industrials, Industrial Conglomerates)	5,743	234,500
Hanwha Life Insurance Company Limited (Financials, Insurance)	43,404	268,945

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Korea (continued)
Hanwha Techwin Company Limited (Industrials, Aerospace & Defense) †	4,050	$109,020
Hite Jinro Company Limited (Consumer Staples, Beverages)	4,350	88,374
Hotel Shilla Company Limited (Consumer Discretionary, Specialty Retail)	3,678	277,234
Huchems Fine Chemical Corporation (Materials, Chemicals)	3,065	75,995
Hyosung Corporation (Materials, Chemicals)	2,571	295,154
Hyundai Construction Equipment Corporation (Industrials, Machinery) †	564	88,358
Hyundai Department Store Company Limited (Consumer Discretionary, Multiline Retail)	2,105	177,265
Hyundai Development Company (Industrials, Construction & Engineering)	6,993	243,592
Hyundai Elevator Company (Industrials, Machinery)	1,543	83,595
Hyundai Engineering & Construction Company Limited (Industrials, Construction & Engineering)	7,567	269,126
Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	2,535	334,386
Hyundai Greenfood Company Limited (Consumer Staples, Food & Staples Retailing)	8,562	116,226
Hyundai Heavy Industries Company Limited (Industrials, Machinery)	3,171	381,374
Hyundai Home Shopping Network Corporation (Consumer Discretionary, Internet & Direct Marketing Retail)	1,039	105,840
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	8,344	317,704
Hyundai Merchant Marine Company Limited (Industrials, Marine) †	18,222	73,450
Hyundai Mipo Dockyard Company Limited (Industrials, Machinery) †	988	99,185
Hyundai Mobis Company (Consumer Discretionary, Auto Components)	8,082	1,701,631
Hyundai Motor Company (Consumer Discretionary, Automobiles)	17,297	2,574,861
Hyundai Robotics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	970	395,156
Hyundai Steel Company (Materials, Metals & Mining)	10,047	494,729
Hyundai Wia Corporation (Consumer Discretionary, Auto Components)	1,916	103,086
Iljin Materials Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,179	65,307
Ilyang Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	21	742
Industrial Bank of Korea (Financials, Banks)	31,486	498,131
ING Life Insurance Korea Limited (Financials, Insurance)	3,887	189,522
Innocean Worldwide Incorporated (Consumer Discretionary, Media)	1,004	60,081
IS Dongseo Company Limited (Industrials, Building Products)	1,844	57,848
JB Financial Group Company Limited (Financials, Banks)	17,949	104,799
Jusung Engineering Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,240	45,418
JW Pharmaceutical Corporation (Health Care, Pharmaceuticals)	1,188	46,533
Kakao Corporation (Information Technology, Internet Software & Services)	3,480	408,975
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,084	401,859
KB Financial Group Incorporated (Financials, Banks)	45,175	2,665,612
KC Company Limited (Industrials, Machinery)	1,283	29,668
KCC Corporation (Industrials, Building Products)	740	247,714
KEPCO Plant Service & Engineering Company Limited (Industrials, Commercial Services & Supplies)	2,303	85,942
Kia Motors Corporation (Consumer Discretionary, Automobiles)	31,513	1,000,564
Kiwoom Securities Company (Financials, Capital Markets)	1,170	106,755
Koh Young Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,369	115,267
Kolon Industries Incorporated (Materials, Chemicals)	1,874	123,256
Kolon Life Science Incorporated (Health Care, Pharmaceuticals)	1,104	91,513
Korea Aerospace Industries Limited (Industrials, Aerospace & Defense)	9,860	456,910
Korea Electric Power Corporation (Utilities, Electric Utilities)	50,833	1,552,270
Korea Gas Corporation (Utilities, Gas Utilities) †	4,963	210,308
Korea Investment Holdings Company Limited (Financials, Capital Markets)	3,848	277,645
Korea Kolmar Company Limited (Consumer Staples, Personal Products)	1,258	90,148
Korea Petrochemical Industrial Company Limited (Materials, Chemicals)	391	111,942
Korea Real Estate Investment & Trust Company Limited (Real Estate, Real Estate Management & Development)	15,387	41,917
Korea Reinsurance Company (Financials, Insurance)	16,738	183,631

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	129

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Korea (continued)
Korea Zinc Company Limited (Materials, Metals & Mining)	1,513	$714,009
Korean Air Lines Company Limited (Industrials, Airlines)	7,366	221,254
KT&G Corporation (Consumer Staples, Tobacco)	16,224	1,495,203
Kumho Petrochemical Company Limited (Materials, Chemicals)	2,521	209,545
Kumho Tire Company Incorporated (Consumer Discretionary, Auto Components) †	14,043	72,118
L&F Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,229	67,436
LF Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,439	65,626
LG Chem Limited (Materials, Chemicals)	5,026	1,774,815
LG Corporation (Industrials, Industrial Conglomerates)	14,419	1,149,178
LG Display Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	25,845	711,126
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	12,412	1,141,450
LG Hausys Limited (Industrials, Building Products)	717	55,608
LG Household & Health Care Limited (Consumer Staples, Personal Products)	1,141	1,153,407
LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,549	187,653
LG International Corporation (Industrials, Trading Companies & Distributors)	3,060	76,564
LG Uplus Corporation (Telecommunication Services, Diversified Telecommunication Services)	31,221	361,909
Loen Entertainment Incorporated (Consumer Discretionary, Media)	950	95,623
Lotte Chemical Corporation (Materials, Chemicals)	1,693	712,198
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	56	80,362
Lotte Confectionery Company Limited (Consumer Staples, Food Products)	2,859	165,855
Lotte Fine Chemical Company Limited (Materials, Chemicals)	2,007	130,951
Lotte Food Company Limited (Consumer Staples, Food Products)	147	79,412
Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)	662	126,238
LS Corporation (Industrials, Electrical Equipment)	3,579	251,226
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	1,827	94,347
Mando Corporation (Consumer Discretionary, Auto Components)	628	149,405
Medy-Tox Incorporated (Health Care, Biotechnology)	54	29,959
Meritz Financial Group Incorporated (Financials, Diversified Financial Services)	4,071	59,022
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	6,373	134,237
Meritz Securities Company Limited (Financials, Capital Markets)	34,057	152,976
Mirae Asset Life Insurance Company Limited (Financials, Insurance)	19,329	93,352
Naver Corporation (Information Technology, Internet Software & Services)	3,578	2,649,760
NCsoft Corporation (Information Technology, Software)	2,012	695,282
Netmarble Games Corporation (Information Technology, Software) 144A	2,769	372,229
NH Investment & Securities Company Class C (Financials, Capital Markets)	13,997	183,520
NHN Entertainment Corporation (Information Technology, Software) †	1,188	86,089
Nong Shim Company Limited (Consumer Staples, Food Products)	453	129,307
OIC Company Limited (Materials, Chemicals)	1,662	250,725
Orion Corporation of Republic of Korea (Consumer Staples, Food Products)	1,905	189,990
Orion Holdings Corporation (Consumer Staples, Food Products)	1	24
Osstem Implant Company Limited (Health Care, Health Care Equipment & Supplies) †	1,077	49,953
Ottogi Corporation (Consumer Staples, Food Products)	262	171,054
Pan Ocean Company Limited (Industrials, Marine) †	24,655	134,142
Paradise Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,495	109,759
Poongsan Corporation (Materials, Metals & Mining)	1,969	77,979
POSCO (Materials, Metals & Mining)	8,832	2,922,307
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	4,948	559,262
S1 Corporation Incorporated (Industrials, Commercial Services & Supplies)	2,304	204,252
Samsung Card Company Limited (Financials, Consumer Finance)	3,697	124,148

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Korea (continued)
Samsung Electro-Mechanics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	6,197	$528,512
Samsung Engineering Company Limited (Industrials, Construction & Engineering) †	14,320	211,165
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	4,486	1,197,662
Samsung Heavy Industries Company Limited (Industrials, Machinery) †	26,067	204,718
Samsung SDS Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	3,637	794,991
Samsung Securities Company Limited (Financials, Capital Markets)	6,269	228,237
Samyang Holdings Corporation (Consumer Staples, Food Products)	855	88,034
Seoul Semiconductor Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,418	96,779
SFA Engineering Corporation (Information Technology, Electronic Equipment, Instruments & Components)	2,289	79,000
Shinhan Financial Group Company Limited (Financials, Banks)	50,968	2,215,150
Shinsegae Company Limited (Consumer Discretionary, Multiline Retail)	846	267,964
Sillajen Incorporated (Health Care, Biotechnology) †	5,297	500,880
SK Chemicals Company Limited (Materials, Chemicals)	1,237	51,363
SK Company Limited (Industrials, Industrial Conglomerates)	5,577	1,464,046
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	7,376	1,388,573
SK Materials Company Limited (Materials, Chemicals)	607	93,795
SK Networks Company Limited (Industrials, Trading Companies & Distributors)	18,368	101,603
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	7,128	1,573,314
SKC Company Limited (Materials, Chemicals)	2,473	89,411
Soulbrain Company Limited (Materials, Chemicals)	1,166	62,461
Taekwang Industrial Company Limited (Materials, Chemicals)	90	110,314
Taihan Electric Wire Company Limited (Industrials, Electrical Equipment) †	96,325	118,081
Wonik IPS Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,292	107,772
Woori Bank (Financials, Banks)	52,427	800,123
Young Poong Corporation (Materials, Metals & Mining)	113	105,394
Youngone Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,638	71,255
Yuhan Corporation (Health Care, Pharmaceuticals)	1,237	237,292
Yungjin Pharmaceutical Company (Health Care, Pharmaceuticals) †	7,104	57,272

		66,571,028

Taiwan: 13.21%
Accton Technology Corporation (Information Technology, Communications Equipment)	52,000	195,700
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	333,000	275,376
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	786,000	1,057,652
Aerospace industrial Development Corporation (Industrials, Aerospace & Defense)	71,000	83,170
Amtran Technology Company Limited (Consumer Discretionary, Household Durables)	131,000	75,743
Asia Cement Corporation (Materials, Construction Materials)	229,000	219,678
Asia Optical Company Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	27,000	98,106
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	87,000	821,841
AU Optronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	896,000	394,512
BizLink Holding Incorporated (Industrials, Electrical Equipment)	11,000	96,946
Capital Securities Corporation (Financials, Capital Markets)	256,000	99,012
Casetek Holdings Limited (Information Technology, Technology Hardware, Storage & Peripherals)	47,000	152,675
Cathay No.1 REIT (Real Estate, Equity REITs)	122,500	56,644
Chailease Holding Company Limited (Financials, Diversified Financial Services)	109,000	360,764
Cheng Loong Corporation (Materials, Containers & Packaging)	121,000	70,042
Cheng Uei Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	33,000	46,641

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	131

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Taiwan (continued)
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	79,010	$193,076
Chilisin Electronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	19,000	61,451
Chin Poon Industrial Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	41,000	76,313
China Airlines (Industrials, Airlines) †	361,000	140,781
China Bills Finance Corporation (Financials, Capital Markets)	197,000	103,239
China Motor Company Limited (Consumer Discretionary, Automobiles)	100,000	91,578
China Petrochemical Development Corporation (Materials, Chemicals) †	266,000	120,523
China Steel Chemical Corporation (Materials, Chemicals)	18,000	90,559
China Steel Corporation (Materials, Metals & Mining)	1,428,000	1,173,056
China Synthetic Rubber Corporation (Materials, Chemicals)	46,000	77,240
ChipMOS Technologies Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	90,000	76,884
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	42,000	230,172
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	514,000	1,924,242
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	12,000	72,389
Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	525,000	356,477
Compeq Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	130,000	146,661
Concraft Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	6,000	53,741
CTBC Financial Holding Company Limited (Financials, Banks)	2,037,000	1,472,351
CTCI Corporation (Industrials, Construction & Engineering)	85,000	130,422
Cub Elecparts Incorporated (Consumer Discretionary, Auto Components)	4,000	46,595
E.SUN Financial Holding Company Limited (Financials, Banks)	1,131,052	745,012
Elan Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	51,000	78,005
Elite Material Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	27,000	99,321
Epistar Corporation (Information Technology, Semiconductors & Semiconductor Equipment) †	101,000	175,405
Eternal Chemical Company Limited (Materials, Chemicals)	152,900	162,341
Eva Airways Corporation (Industrials, Airlines)	348,490	177,867
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine) †	277,000	144,373
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	75,000	117,461
Far Eastern Department Stores Company Limited (Consumer Discretionary, Multiline Retail)	290,000	157,093
Far Eastern International Bank (Financials, Banks)	654,108	215,425
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	486,000	426,169
Far EasTone Telecommunications Company Limited (Telecommunication Services, Wireless Telecommunication Services)	256,000	648,867
Feng Hsin Iron & Steel Company (Materials, Metals & Mining)	80,000	168,519
Feng Tay Enterprise Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	49,000	230,969
First Financial Holding Company Limited (Financials, Banks)	1,139,280	773,988
Flexium Interconnect Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	26,000	97,399
Formosa Petrochemical Corporation (Energy, Oil, Gas & Consumable Fuels)	204,000	804,088
Formosa Taffeta Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	149,000	161,592
Fubon Financial Holding Company Limited (Financials, Diversified Financial Services)	754,000	1,327,056
General Interface Solution Holding Limited (Information Technology, Electronic Equipment, Instruments & Components)	22,000	128,744
Getac Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	45,000	65,671
Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	43,000	222,724
Gigabyte Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	55,000	128,496
Global Unichip Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	8,000	82,050
Gourmet Master Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,000	138,109
Grand Pacific Petrochemical Corporation (Materials, Chemicals)	99,000	97,500

The accompanying notes are an integral part of these financial statements.

132	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Taiwan (continued)
Grape King Bio Limited (Consumer Staples, Personal Products)	14,000	$102,583
Great Wall Enterprises Company Limited (Consumer Staples, Food Products)	95,000	109,728
Greatek Electronic Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	61,000	117,020
Hannstar Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	326,000	110,622
Highwealth Construction Corporation (Real Estate, Real Estate Management & Development)	105,000	157,258
Hiwin Technologies Corporation (Industrials, Machinery)	26,000	325,847
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,705,000	5,023,978
Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	1,039,900	608,677
Huaku Development Company Limited (Real Estate, Real Estate Management & Development)	30,000	73,554
Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	958,000	416,809
Inventec Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	366,000	288,252
Kenda Rubber Industrial Company Limited (Consumer Discretionary, Auto Components)	106,000	131,236
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	151,000	160,446
King’s Town Bank Company Limited (Financials, Banks)	113,000	151,900
Kinpo Electronics Incorporated (Consumer Discretionary, Household Durables)	204,000	72,289
Kinsus Interconnect Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	36,000	61,786
Lee Chang Yung Chemical Industry Corporation (Materials, Chemicals)	65,000	98,593
Lien Hwa Industrial Corporation (Consumer Staples, Food Products)	94,600	122,211
Lite-On Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	267,000	377,322
Long Chen Paper Company Limited (Materials, Paper & Forest Products)	65,000	81,374
Macronix International Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	211,564	308,510
Makalot Industrial Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	22,000	102,105
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	169,000	1,697,396
Mercuries Life Insurance Company (Financials, Insurance) †	179,600	97,023
Merida Industry Company Limited (Consumer Discretionary, Leisure Products)	25,000	108,765
Merry Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	21,000	134,936
Micro-Star International Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	73,000	209,944
Mitac Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	76,000	83,751
Nan Kang Rubber Tire Company Limited (Consumer Discretionary, Auto Components)	94,000	86,023
Nan Ya Plastics Corporation (Materials, Chemicals)	635,000	1,733,147
Nanya Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	76,000	207,314
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	62,000	266,986
Oriental Union Chemical Corporation (Materials, Chemicals)	65,000	70,758
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	226,000	568,197
Pharmally International Holding Company Limited (Health Care, Pharmaceuticals)	1,882	24,368
Pou Chen Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	306,000	381,316
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	95,000	292,249
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	64,000	638,472
Primax Electronics Limited (Information Technology, Technology Hardware, Storage & Peripherals)	43,000	108,626
Prince Housing & Development Corporation (Real Estate, Real Estate Management & Development)	212,000	86,411
Qisda Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	182,000	124,742
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	313,000	634,427
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	59,000	163,729
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	50,000	194,505
Ruentex Development Company Limited (Real Estate, Real Estate Management & Development) †	105,800	114,895
Sanyang Industry Company Limited (Consumer Discretionary, Automobiles)	100,000	72,083

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	133

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Taiwan (continued)
Sercomm Corporation (Information Technology, Communications Equipment)	37,000	$106,339
Shihlin Electric & Engineering Corporation (Industrials, Electrical Equipment)	89,000	125,900
Shin Kong Financial Holding Company Limited (Financials, Insurance)	1,168,000	475,164
Shin Kong No.1 REIT (Real Estate, Equity REITs)	216,000	107,825
Shinkong Synthetic Fibers Corporation (Materials, Chemicals)	296,000	94,620
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	269,000	467,984
Sinbon Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	22,000	59,931
Sinopac Financial Holdings Company Limited (Financials, Banks)	1,361,000	468,894
Standard Foods Corporation (Consumer Staples, Food Products)	62,160	145,367
Synnex Technology International Corporation (Information Technology, Electronic Equipment, Instruments & Components)	145,000	189,594
Ta Chen Stainless Pipe Company (Materials, Metals & Mining)	84,000	70,820
Taichung Commercial Bank (Financials, Banks)	476,476	165,156
Tainan Spinning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	195,000	88,451
Taishin Financial Holdings Company Limited (Financials, Banks)	1,150,578	553,492
Taiwan Acceptance Corporation (Financials, Consumer Finance)	15,000	57,479
Taiwan Business Bank (Financials, Banks)	684,250	201,763
Taiwan Cement Corporation (Materials, Construction Materials)	446,000	560,828
Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	1,066,720	616,378
Taiwan High Speed Rail Corporation (Industrials, Transportation Infrastructure)	359,000	276,476
Taiwan Hon Chuan Enterprise Company Limited (Materials, Containers & Packaging)	37,000	69,149
Taiwan Mobile Company Limited (Telecommunication Services, Wireless Telecommunication Services)	304,000	1,113,667
Taiwan Secom Company Limited (Industrials, Commercial Services & Supplies)	37,000	114,923
Taiwan Shin Kong Security Company (Industrials, Commercial Services & Supplies)	78,000	102,125
Tatung Company Limited (Consumer Discretionary, Household Durables) †	193,000	163,701
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)	245,000	219,803
Tong Hsing Electronic Industries Limited (Information Technology, Electronic Equipment, Instruments & Components)	14,000	53,693
Tong Yang Industry Company Limited (Consumer Discretionary, Auto Components)	44,000	78,213
TPK Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	39,000	93,539
Transcend Information Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	30,000	86,391
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	53,000	173,497
TSRC Corporation (Materials, Chemicals)	80,000	89,799
Tung Ho Steel Enterprise Corporation (Materials, Metals & Mining)	110,000	95,323
U-Ming Marine Transport Corporation (Industrials, Marine)	60,000	75,958
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	629,000	1,472,676
Unimicron Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	158,000	107,942
Union Bank of Taiwan (Financials, Banks)	519,000	164,835
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	1,342,000	643,436
Voltronic Power Technology Corporation (Industrials, Electrical Equipment)	7,000	119,762
Walsin Lihwa Corporation (Industrials, Electrical Equipment)	320,000	182,552
Walsin Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	33,000	94,759
Wan Hai Lines Limited (Industrials, Marine)	176,000	109,109
Waterland Financial Holdings (Financials, Capital Markets)	351,383	120,124
Windbond Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	330,000	220,281
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	285,458	235,042
Wistron Neweb Corporation (Information Technology, Communications Equipment)	38,843	107,490
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	192,000	244,520
WT Microelectronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	71,000	113,115

The accompanying notes are an integral part of these financial statements.

134	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Taiwan (continued)
Yageo Corporation (Information Technology, Electronic Equipment, Instruments & Components)	22,000	$241,597
Yang Ming Marine Transport (Industrials, Marine) †	195,000	68,318
YFY Incorporated (Materials, Paper & Forest Products) †	176,000	83,887
Yieh Phui Enterprise Company Limited (Materials, Metals & Mining)	188,000	73,532
Yuanta Financial Holding Company Limited (Financials, Capital Markets)	1,211,000	537,195
Yulon Motor Company Limited (Consumer Discretionary, Automobiles)	121,000	96,297
Yungtay Engineering Company Limited (Industrials, Machinery)	48,000	97,146
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	54,000	115,532

		48,030,048

Thailand: 5.49%
Advanced Info Service PCL (Telecommunication Services, Wireless Telecommunication Services)	127,300	800,997
Airports of Thailand PCL (Industrials, Transportation Infrastructure)	449,700	1,008,107
AP Thailand PCL (Real Estate, Real Estate Management & Development)	306,200	81,646
Asia Aviation PCL (Industrials, Airlines)	615,300	108,577
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	155,100	199,289
Bangkok Bank PCL (Financials, Banks)	89,200	596,961
Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)	117,800	59,436
Bangkok Dusit Medical Services (Health Care, Health Care Providers & Services)	1,199,000	842,470
Bangkok Expressway and Metro PCL (Industrials, Transportation Infrastructure)	1,016,800	236,465
Bangkok Insurance PCL (Financials, Insurance)	12,600	148,316
Bangkokland PCL (Real Estate, Real Estate Management & Development)	2,239,900	125,589
Bank of Ayudhya PCL (Financials, Banks)	205,200	291,406
Banpu Power PCL (Utilities, Independent Power & Renewable Electricity Producers)	51,500	42,047
Beauty Community PCL (Consumer Discretionary, Specialty Retail)	243,900	164,013
BEC World PCL (Consumer Discretionary, Media)	173,600	55,857
Berli Jucker PCL (Industrials, Industrial Conglomerates)	138,400	261,015
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	46,100	302,536
Carabao Group PCL (Consumer Staples, Beverages)	52,800	110,650
Central Pattana PCL (Real Estate, Real Estate Management & Development)	381,800	1,024,742
Central Plaza Hotel PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	153,900	250,638
Chularat Hospital PCL (Health Care, Health Care Providers & Services)	541,000	35,015
Cimb Thai Bank PCL (Financials, Banks) †	1,978,900	70,239
CP All PCL (Consumer Staples, Food & Staples Retailing)	697,600	1,866,786
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	138,600	299,551
Dynasty Ceramic PCL (Industrials, Building Products)	880,100	96,449
Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	33,800	255,903
GFPT PCL (Consumer Staples, Food Products)	169,300	70,295
Global Power Synergy PCL (Utilities, Independent Power & Renewable Electricity Producers)	34,700	81,471
Glow Energy PCL (Utilities, Independent Power & Renewable Electricity Producers)	53,600	144,227
Hana Microelectronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	72,100	94,748
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	733,500	334,746
Indorama Ventures PCL (Materials, Chemicals)	202,300	346,414
IRPC PCL (Energy, Oil, Gas & Consumable Fuels)	1,335,400	346,719
Italian Thai Development (Industrials, Construction & Engineering)	656,900	70,589
Kaset Thailand International Sugar PCL (Consumer Staples, Food Products)	320,100	63,734
Kasikornbank PCL - Non-voting (Financials, Banks)	193,400	1,421,386
Kiatnakin Bank PCL (Financials, Banks)	100,100	247,821
Krung Thai Bank PCL (Financials, Banks)	717,500	461,976

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	135

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Thailand (continued)
Land & Houses PCL (Real Estate, Real Estate Management & Development)	733,000	$256,865
LH Financial Group PCL (Financials, Banks)	3,019,000	162,539
LPN Development PCL (Real Estate, Real Estate Management & Development)	174,000	57,095
Major Cineplex Group PCL (Consumer Discretionary, Media)	91,300	76,862
MBK PCL (Real Estate, Real Estate Management & Development)	127,400	80,974
Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	391,600	502,925
MK Restaurants Group PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	36,100	92,004
Muangthai Leasing PCL (Financials, Consumer Finance)	71,600	98,001
Pruksa Holding PCL (Real Estate, Real Estate Management & Development)	133,300	99,958
PTG Energy PCL (Consumer Discretionary, Specialty Retail)	116,800	66,179
PTT Global Chemical PCL (Materials, Chemicals)	241,200	758,149
Quality Houses PCL (Real Estate, Real Estate Management & Development)	781,200	74,071
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent Power & Renewable Electricity Producers)	105,900	179,649
Robinson PCL (Consumer Discretionary, Multiline Retail)	65,300	139,264
Saha Pathana Inter-Holding PCL (Real Estate, Real Estate Management & Development)	30,700	71,861
Sansiri PCL (Real Estate, Real Estate Management & Development)	1,625,700	99,893
Siam City Cement PCL (Materials, Construction Materials)	11,600	96,868
Srisawad Power 1979 PCL (Financials, Diversified Financial Services)	45,000	87,856
Star Petroleum Refining PCL (Energy, Oil, Gas & Consumable Fuels)	183,500	102,997
Supalai PCL (Real Estate, Real Estate Management & Development)	180,100	132,029
Thai Airways International PCL (Industrials, Airlines) †	162,400	78,122
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	132,300	434,116
Thai Union Group PCL (Consumer Staples, Food Products)	463,600	296,858
Thai Vegetable Oil PCL (Consumer Staples, Food Products)	87,400	87,706
Thanachart Capital PCL (Financials, Banks)	146,100	258,621
The Siam Cement PCL (Materials, Construction Materials)	89,400	1,392,333
Thoresen Thai Agencies PCL (Industrials, Marine)	288,500	81,925
Tipco Asphalt PCL (Materials, Construction Materials)	139,200	87,993
Tisco Financial Group PCL (Financials, Banks)	93,800	263,330
TMB Bank PCL (Financials, Banks)	2,641,300	252,434
Total Access Communication PCL (Telecommunication Services, Wireless Telecommunication Services)	82,800	119,906
TPI Polene Power PCL NVDR (Utilities, Independent Power & Renewable Electricity Producers)	249,900	57,585
TTW PCL (Utilities, Water Utilities)	174,400	73,894
Vibhavadi Medical Center PCL (Health Care, Health Care Providers & Services)	687,600	55,542
Wha Corp PCL (Real Estate, Real Estate Management & Development)	822,100	107,592
Workpoint Entertainment PCL (Consumer Discretionary, Media)	25,300	65,084

		19,967,906

Turkey: 1.70%
Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer Staples, Beverages)	25,294	170,867
Arcelik AS (Consumer Discretionary, Household Durables)	29,729	147,902
Aselsan Elektronik Sanayi ve Ticaret AS (Industrials, Aerospace & Defense)	16,619	135,797
Bim Birlesik Magazalar AS (Consumer Staples, Food & Staples Retailing)	26,846	528,761
Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)	10,399	100,599
Emlak Konut Gayrimenkul Yati AS (Real Estate, Equity REITs)	172,170	119,059
Enka Insaat ve Sanayi AS (Industrials, Industrial Conglomerates)	176,467	254,720
Eregli Demir ve Celik Fabrikalari T AS (Materials, Metals & Mining)	154,203	458,653
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)	7,125	117,516
Haci Omer Sabanci Holding AS (Financials, Diversified Financial Services)	148,327	417,350

The accompanying notes are an integral part of these financial statements.

136	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name		Shares	Value

Turkey (continued)
KOC Holding AS (Industrials, Industrial Conglomerates)		114,333	$541,063
Petkim Petrokimya Holding SA (Materials, Chemicals)		77,094	162,900
Soda Sanayii AS (Materials, Chemicals)		48,914	65,021
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)		19,711	119,781
Tekfen Holding AS (Industrials, Construction & Engineering)		25,205	119,825
Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary, Automobiles)		13,872	110,326
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)		15,141	464,695
Turk Hava Yollari Anonim Ortakligi AS (Industrials, Airlines) †		79,930	398,980
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial Conglomerates)		70,222	87,834
Turk Telekomunikasyon AS (Telecommunication Services, Diversified Telecommunication Services) †		67,971	116,123
Turkcell Iletisim Hizmetleri AS (Telecommunication Services, Wireless Telecommunication Services)		128,209	513,406
Turkiye Halk Bankasi AS (Financials, Banks)		73,468	185,415
Turkiye Is Bankasi Class C AS (Financials, Banks)		173,742	344,796
Turkiye Vakiflar Bankasi TAO AS (Financials, Banks)		77,771	149,576
Ulker Biskuvi Sanayi AS (Consumer Staples, Food Products)		21,107	124,789
Yapi Ve Kredi Bankasi AS (Financials, Banks) †		109,179	136,041
Yazicilar Holding AS Class A (Industrials, Industrial Conglomerates)		13,433	102,775

			6,194,570

Ukraine: 0.07%
Kernel Holding SA (Consumer Staples, Food Products)		16,802	239,545

Total Common Stocks (Cost $321,201,697)			338,272,789

	Dividend yield
Preferred Stocks: 4.12%

Brazil: 3.80%
Alpargatas SA (Consumer Discretionary, Personal Products)	3.34%	20,472	108,006
Banco Bradesco SA (Financials, Banks)	3.16	328,853	3,926,709
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)	6.86	22,500	125,774
Braskem SA Class A (Materials, Chemicals)	2.71	18,610	266,176
Companhia Brasileira de Distribuicao (Consumer Staples, Food & Staples Retailing)	0.45	18,973	400,216
Companhia de Saneamento do Parana (Utilities, Water Utilities)	6.35	34,340	109,253
Companhia de Transmissao de Energia Electrica Paulista (Utilities, Electric Utilities)	4.56	5,980	122,864
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	3.01	99,869	252,525
Companhia Energetica de Sao Paulo Preference B (Utilities, Independent Power & Renewable Electricity Producers)	3.28	21,387	100,121
Companhia Paranaense de Energia-Copel Preference B (Utilities, Electric Utilities)	11.86	12,700	99,155
Itau Unibanco Holding SA (Financials, Banks)	8.49	341,180	5,293,864
Itausa Investimentos Itau SA (Financials, Banks)	0.73	416,229	1,681,889
Klabin SA (Materials, Containers & Packaging)	3.68	177,900	172,043
Metalurgica Gerdau SA (Materials, Metals & Mining) †	0.00	64,800	157,265
Telefonica Brasil SA (Telecommunication Services, Diversified Telecommunication Services)	5.28	54,209	845,633
Usinas Siderurgicas de Minas Gerais SA Class A (Materials, Metals & Mining) †	0.00	40,400	153,293

			13,814,786

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	137

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Dividend yield		Shares	Value

Chile: 0.10%
Embotelladora Andina SA Preference B (Consumer Discretionary, Food & Staples Retailing)	2.76%		37,767	$186,677
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	2.78		3,692	186,887

				373,564

Colombia: 0.20%
Banco Davivienda SA (Financials, Banks)	3.17		15,855	164,336
Bancolombia SA (Financials, Banks)	3.05		51,345	540,790

				705,126

Russia: 0.02%
Bashneft PAO (Energy, Oil, Gas & Conumable Fuels)	8.73		3,020	87,039

Total Preferred Stocks (Cost $12,168,953)				14,980,515

		Expiration date
Rights: 0.01%

Brazil: 0.01%
Itausa Investimentos Itau SA (Financials, Banks) †		3-29-2018	9,781	16,143

Chile: 0.00%
Enel Chile SA (Utilities, Electric Utilities) †(a)		3-16-2018	334,843	57

India: 0.00%
Indiabulls Ventures Limited (Financials, Capital Markets) †(a)		3-7-2018	3,657	0

South Korea: 0.00%
Hyundai Heavy Industries Company (Industrials, Machinery) †(a)		3-3-2018	560	13,097

Total Rights (Cost $0)				29,297

Warrants: 0.02%

Malaysia: 0.01%
Sunway Bhd (Real Estate, Real Estate Management & Development) †		10-03-2024	122,430	16,097

Thailand: 0.01%
Supalai PCL (Real Estate, Real Estate Management & Development) †		10-19-2018	81,050	49,606

Total Warrants (Cost $38,857)				65,703

	Yield
Short-Term Investments: 2.20%

Investment Companies: 2.20%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29		7,994,492	7,994,492

Total Short-Term Investments (Cost $7,994,492)				7,994,492

Total investments in securities (Cost $341,403,999)	99.39%	361,342,796
Other assets and liabilities, net	0.61	2,235,708

Total net assets	100.00%	$363,578,504

The accompanying notes are an integral part of these financial statements.

138	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	169	3-16-2018	$10,366,226	$9,996,350	$0	$(369,876)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	435,465,805	427,471,313	7,994,492	$0	$0	$60,643	$7,994,492	2.20%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	139

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.28%

Australia: 8.75%
Adelaide Brighton Limited (Materials, Construction Materials)	37,969	$192,824
AGL Energy Limited (Utilities, Multi-Utilities)	62,670	1,054,480
ALS Limited (Industrials, Professional Services)	44,579	246,408
Amcor Limited (Materials, Containers & Packaging)	109,047	1,168,922
Ansell Limited (Health Care, Health Care Equipment & Supplies)	13,650	275,936
APA Group (Utilities, Gas Utilities)	87,951	542,591
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	61,142	1,162,328
ASX Limited (Financials, Capital Markets)	19,127	860,543
Aurizon Holdings Limited (Industrials, Road & Rail)	192,858	678,657
AusNet Services (Utilities, Electric Utilities)	168,818	222,013
Australia & New Zealand Banking Group Limited (Financials, Banks)	275,571	6,158,492
Bank of Queensland Limited (Financials, Banks)	38,577	375,561
Bendigo Bank Limited (Financials, Banks)	46,247	404,064
BHP Billiton Limited (Materials, Metals & Mining)	278,636	6,542,998
BlueScope Steel Limited (Materials, Metals & Mining)	51,715	643,671
Boral Limited (Materials, Construction Materials)	109,473	657,412
Brambles Limited (Industrials, Commercial Services & Supplies)	150,595	1,113,355
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	24,075	652,605
Carsales.com Limited (Information Technology, Internet Software & Services)	22,607	247,601
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	53,429	520,348
CIMIC Group Limited (Industrials, Construction & Engineering)	8,629	311,249
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	48,697	329,350
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	5,511	782,165
Commonwealth Bank of Australia (Financials, Banks)	162,205	9,546,967
Computershare Limited (Information Technology, IT Services)	46,375	637,199
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	34,539	359,541
CSL Limited (Health Care, Biotechnology)	42,341	5,332,369
Dexus Property Group (Real Estate, Equity REITs)	97,005	696,253
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,147	188,063
Downer EDI Limited (Industrials, Commercial Services & Supplies)	55,642	296,813
Duluxgroup Limited (Materials, Chemicals)	28,979	171,573
Evolution Mining Limited (Materials, Metals & Mining)	121,451	269,107
Fortescue Metals Group Limited (Materials, Metals & Mining)	156,667	602,540
Goodman Group (Real Estate, Equity REITs)	155,764	984,953
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	68,654	212,081
Healthscope Limited (Health Care, Health Care Providers & Services)	160,199	233,984
Iluka Resources Limited (Materials, Metals & Mining)	39,893	317,816
Incitec Pivot Limited (Materials, Chemicals)	145,733	425,095
Insurance Australia Group Limited (Financials, Insurance)	229,553	1,450,545
IOOF Holdings Limited (Financials, Capital Markets)	30,045	242,031
JB Hi-Fi Limited (Consumer Discretionary, Specialty Retail)	10,039	200,674
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	55,835	766,585
Link Administration Holdings Limited (Information Technology, IT Services)	42,239	279,010
Macquarie Atlas Roads Limited (Industrials, Transportation Infrastructure)	56,675	241,738
Macquarie Group Limited (Financials, Capital Markets)	29,581	2,356,832
Magellan Financial Group Limited (Financials, Capital Markets)	12,830	251,111
Medibank Private Limited (Financials, Insurance)	268,425	656,938
Mirvac Group (Real Estate, Equity REITs)	355,227	581,674

The accompanying notes are an integral part of these financial statements.

140	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Australia (continued)
National Australia Bank Limited (Financials, Banks)	252,313	$5,865,060
Newcrest Mining Limited (Materials, Metals & Mining)	70,509	1,157,094
Northern Star Resources Limited (Materials, Metals & Mining)	60,080	291,680
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	109,497	632,732
Orica Limited (Materials, Chemicals)	31,992	458,462
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels) †	164,402	1,140,789
Orora Limited (Materials, Containers & Packaging)	111,614	283,549
OZ Minerals Limited (Materials, Metals & Mining)	28,251	209,030
Qantas Airways Limited (Industrials, Airlines)	163,296	743,312
QBE Insurance Group Limited (Financials, Insurance)	129,015	1,013,327
Qube Holdings Limited (Industrials, Transportation Infrastructure)	137,723	263,199
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	13,013	644,170
REA Group Limited (Information Technology, Internet Software & Services)	4,712	280,599
Rio Tinto Limited (Materials, Metals & Mining)	36,830	2,283,385
Scentre Group (Real Estate, Equity REITs)	509,035	1,511,449
SEEK Limited (Industrials, Commercial Services & Supplies)	33,256	519,346
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	38,955	734,900
South32 Limited - Athens Exchange (Materials, Metals & Mining)	426,362	1,076,622
Spark Infrastructure Group (Utilities, Electric Utilities)	148,672	276,803
Stockland Australia (Real Estate, Equity REITs)	234,853	734,077
Suncorp Group Limited (Financials, Insurance)	124,447	1,299,217
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	212,170	1,077,923
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	200,875	719,515
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	1,088,071	2,806,400
The GPT Group (Real Estate, Equity REITs)	149,560	548,853
The Star Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	80,201	328,380
Transurban Group (Industrials, Transportation Infrastructure)	209,719	1,869,070
Treasury Wine Estates Limited (Consumer Staples, Beverages)	69,194	934,712
Vicinity Centres (Real Estate, Equity REITs)	305,753	586,379
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	108,490	3,469,712
Westfield Corporation (Real Estate, Equity REITs)	197,542	1,339,113
Westpac Banking Corporation (Financials, Banks)	320,235	7,589,037
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	65,806	1,468,950
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	123,543	2,640,080
WorleyParsons Limited (Energy, Energy Equipment & Services)	23,686	278,197

		99,520,188

Austria: 0.42%
ams AG (Information Technology, Semiconductors & Semiconductor Equipment)	5,950	701,344
Andritz AG (Industrials, Machinery)	6,427	372,867
Buwog AG (Real Estate, Real Estate Management & Development)	10,655	375,674
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	25,869	1,315,349
OMV AG (Energy, Oil, Gas & Consumable Fuels)	12,629	718,063
Raiffeisen Bank International AG (Financials, Banks) †	11,450	443,619
Voestalpine AG (Materials, Metals & Mining)	9,503	548,211
Wienerberger AG (Materials, Construction Materials)	9,548	257,899

		4,733,026

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	141

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Belgium: 0.80%
Ackermans & Van Haaren NV (Financials, Diversified Financial Services)	2,118	$382,322
Ageas NV (Financials, Insurance)	17,999	942,433
Bpost SA (Industrials, Air Freight & Logistics)	9,253	313,987
Cofinimmo SA (Real Estate, Equity REITs)	2,056	258,763
Colruyt SA (Consumer Staples, Food & Staples Retailing)	5,761	310,819
Galapagos NV (Health Care, Biotechnology) †	997	105,311
Galapagos NV (Health Care, Biotechnology) †	2,688	280,268
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	7,180	819,768
KBC Groep NV (Financials, Banks)	23,169	2,170,990
Ontex Group NV (Consumer Staples, Personal Products)	6,609	190,846
Proximus SA (Telecommunication Services, Diversified Telecommunication Services)	14,735	473,125
Solvay SA (Materials, Chemicals)	5,789	793,365
Telenet Group Holding NV (Consumer Discretionary, Media) †	4,846	332,200
UCB SA (Health Care, Pharmaceuticals)	11,373	939,481
Umicore SA (Materials, Chemicals)	14,469	815,623

		9,129,301

Canada: 8.88%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	21,195	807,531
Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	39,235	1,907,631
Bank of Montreal (Financials, Banks)	59,391	4,509,865
Barrick Gold Corporation (Materials, Metals & Mining)	101,771	1,172,207
BCE Incorporated (Telecommunication Services, Diversified Telecommunication Services)	80,815	3,526,839
Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	83,319	3,230,299
Canadian Imperial Bank of Commerce (Financials, Banks)	41,174	3,760,593
Canadian National Railway Company (Industrials, Road & Rail)	60,737	4,699,166
Canadian Pacific Railway Limited (Industrials, Road & Rail)	13,482	2,411,252
Canadian Tire Corporation Limited Class A (Consumer Discretionary, Multiline Retail)	5,775	784,837
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	79,200	576,471
CGI Group Incorporated Class A (Information Technology, IT Services) †	30,565	1,786,452
Constellation Software Incorporated (Information Technology, Software)	1,928	1,247,956
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	10,244	1,192,286
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	85,400	895,795
Fairfax Financial Holdings Limited (Financials, Insurance)	2,600	1,270,742
Fortis Incorporated (Utilities, Electric Utilities)	34,744	1,135,299
Franco-Nevada Corporation (Materials, Metals & Mining)	17,508	1,226,870
Gildan Activewear Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	18,933	549,163
Goldcorp Incorporated (Materials, Metals & Mining)	67,400	843,551
Great-West Lifeco Incorporated (Financials, Insurance)	23,768	627,170
Imperial Oil Limited (Energy, Oil, Gas & Consumable Fuels)	21,962	594,747
Intact Financial Corporation (Financials, Insurance)	12,375	957,153
Inter Pipeline Limited (Energy, Oil, Gas & Consumable Fuels)	32,889	571,815
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	18,654	958,285
Magna International Incorporated (Consumer Discretionary, Auto Components)	30,727	1,690,560
Manulife Financial Corporation (Financials, Insurance)	177,293	3,373,983
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	19,630	619,251
National Bank of Canada (Financials, Banks)	30,908	1,499,635
Open Text Corporation (Information Technology, Software)	20,266	711,489
Open Text Corporation (Information Technology, Software)	2,096	73,528

The accompanying notes are an integral part of these financial statements.

142	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Canada (continued)
Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	45,552	$1,464,679
Power Corporation of Canada (Financials, Insurance)	30,596	725,081
Power Financial Corporation (Financials, Insurance)	19,512	509,392
Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	21,603	1,266,180
RioCan REIT (Real Estate, Equity REITs)	24,243	443,787
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	32,522	1,465,416
Royal Bank of Canada (Financials, Banks)	133,931	10,551,032
Saputo Incorporated (Consumer Staples, Food Products)	18,733	598,691
Shaw Communications Incorporated Class B (Consumer Discretionary, Media)	42,926	830,955
Sun Life Financial Incorporated (Financials, Insurance)	55,158	2,272,173
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	151,962	5,002,240
TELUS Corporation (Telecommunication Services, Diversified Telecommunication Services)	75,694	2,732,346
The Bank of Nova Scotia (Financials, Banks)	111,908	6,933,203
The Toronto-Dominion Bank (Financials, Banks)	174,528	10,064,738
Thomson Corporation (Financials, Capital Markets)	23,067	908,874
TransCanada Corporation (Energy, Oil, Gas & Consumable Fuels)	81,711	3,534,103
Waste Connections Incorporated - Toronto Exchange (Industrials, Commercial Services & Supplies)	25,100	1,777,265
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	41,176	785,848

		101,078,424

China: 0.31%
AAC Technologies Holdings Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	66,500	1,297,904
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	210,800	1,175,922
Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	65,000	638,255
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	135,934	473,728

		3,585,809

Czech Republic: 0.06%
CEZ AS (Utilities, Electric Utilities)	14,739	357,374
Komercni Banka AS (Financials, Banks)	7,072	313,335

		670,709

Denmark: 2.08%
Carlsberg AS Class B (Consumer Staples, Beverages)	10,055	1,229,366
Christian Hansen Holding AS (Materials, Chemicals)	8,708	723,298
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	10,654	900,367
Danske Bank AS (Financials, Banks)	67,418	2,705,854
DONG Energy AS (Utilities, Electric Utilities) 144A	15,919	993,479
DSV AS (Industrials, Road & Rail)	18,043	1,413,200
Genmab AS (Health Care, Biotechnology) †	5,283	1,079,391
GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	13,099	451,836
H. Lundbeck AS (Health Care, Pharmaceuticals)	5,848	306,235
ISS AS (Industrials, Commercial Services & Supplies)	15,763	571,087
Jyske Bank AS (Financials, Banks)	6,728	397,059
Nets AS (Information Technology, IT Services) †(a)	11,208	303,001
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	167,539	8,666,946
Novozymes AS Class B (Materials, Chemicals)	19,118	982,554
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,776	1,123,565
SimCorp AS (Information Technology, Software)	3,438	214,953

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	143

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Denmark (continued)
Sydbank AS (Financials, Banks)	6,924	$270,279
TDC AS (Telecommunication Services, Diversified Telecommunication Services)	75,913	618,141
Tryg AS (Financials, Insurance)	11,732	278,265
William Demant Holding (Health Care, Health Care Equipment & Supplies) †	10,773	385,012

		23,613,888

Finland: 1.41%
Amer Sports Oyj (Consumer Discretionary, Leisure Products)	10,839	326,815
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	14,367	617,152
Fortum Oyj (Utilities, Electric Utilities)	38,961	855,730
Huhtamaki Oyj (Materials, Containers & Packaging)	8,783	371,176
Kesko Oyj Class B (Consumer Staples, Food & Staples Retailing)	6,679	388,635
Kone Oyj Class B (Industrials, Machinery)	37,607	1,947,461
Konecranes Oyj (Industrials, Machinery)	6,060	266,835
Metso Oyj (Industrials, Machinery)	9,874	315,364
Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	11,423	836,344
Nokia Oyj (Information Technology, Communications Equipment)	521,251	3,038,444
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	12,513	573,558
Orion Oyj Class B (Health Care, Pharmaceuticals)	9,355	304,690
Outokumpu Oyj (Materials, Metals & Mining)	28,931	233,068
Sampo Oyj Class A (Financials, Insurance)	45,283	2,562,803
Stora Enso Oyj (Materials, Paper & Forest Products)	48,829	862,337
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	47,655	1,630,459
Wartsila Oyj (Industrials, Machinery)	13,559	953,949

		16,084,820

France: 8.19%
Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	17,967	1,035,569
Aeroports de Paris SA (Industrials, Transportation Infrastructure)	2,616	528,967
Air France-KLM (Industrials, Airlines) †	27,155	320,446
Air Liquide SA (Materials, Chemicals)	37,686	4,707,264
Alstom SA (Industrials, Machinery)	14,307	602,256
Altran Technologies SA (Information Technology, IT Services)	12,191	220,806
Amundi SA (Financials, Diversified Financial Services)	4,446	362,421
Arkema SA (Materials, Chemicals)	5,955	777,119
Atos Origin SA (Information Technology, IT Services)	7,965	1,047,785
bioMerieux (Health Care, Health Care Equipment & Supplies)	3,825	294,225
Bouygues SA (Industrials, Construction & Engineering)	25,374	1,283,620
Bureau Veritas SA (Industrials, Professional Services)	24,012	629,142
Capgemini SA (Information Technology, IT Services)	14,255	1,776,818
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing)	5,051	273,613
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	897	333,163
CNP Assurances SA (Financials, Insurance)	14,585	353,446
Compagnie de Saint-Gobain SA (Industrials, Building Products)	49,190	2,784,095
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	15,711	2,414,855
Dassault Aviation SA (Industrials, Aerospace & Defense)	209	362,272
Dassault Systemes SA (Information Technology, Software)	11,912	1,536,790
Edenred SA (Industrials, Commercial Services & Supplies)	21,118	740,943
Eiffage SA (Industrials, Construction & Engineering)	8,981	972,208

The accompanying notes are an integral part of these financial statements.

144	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

France (continued)
Electricite de France SA (Utilities, Electric Utilities)	44,746	$580,219
Elior Group SA (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	9,461	207,093
Elis SA (Industrials, Commercial Services & Supplies)	18,025	460,841
Engie SA (Utilities, Multi-Utilities)	170,994	2,666,883
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	20,891	2,736,029
Eurazeo SA (Financials, Diversified Financial Services)	3,603	343,865
Eutelsat Communications SA (Consumer Discretionary, Media)	13,272	310,059
Faurecia (Consumer Discretionary, Auto Components)	6,269	524,158
Fonciere des Regions (Real Estate, Equity REITs)	3,263	340,436
Gecina SA (Real Estate, Equity REITs)	4,604	806,288
Groupe Danone SA (Consumer Staples, Food Products)	59,975	4,783,391
Groupe Eurotunnel SE (Industrials, Transportation Infrastructure)	42,827	550,837
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,752	1,479,987
ICADE (Real Estate, Equity REITs)	3,089	298,717
Iliad SA (Telecommunication Services, Diversified Telecommunication Services)	2,526	592,247
Imerys SA (Materials, Construction Materials)	2,639	269,173
Ingenico SA (Information Technology, Electronic Equipment, Instruments & Components)	5,224	453,232
Ipsen SA (Health Care, Pharmaceuticals)	3,193	467,741
JCDecaux SA (Consumer Discretionary, Media)	7,217	279,736
Kering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,801	3,191,500
Klepierre SA (Real Estate, Equity REITs)	20,076	827,037
Lagardere SCA (Consumer Discretionary, Media)	11,078	325,241
Legrand SA (Industrials, Electrical Equipment)	23,895	1,873,323
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	25,387	7,593,178
Orpea SA (Health Care, Health Care Providers & Services)	4,381	525,829
Pernod-Ricard SA (Consumer Staples, Beverages)	19,715	3,247,061
Plastic Omnium SA (Consumer Discretionary, Auto Components)	5,767	270,136
Remy Cointreau SA (Consumer Staples, Beverages)	2,154	292,844
Rubis SCA (Utilities, Gas Utilities)	8,275	592,068
Safran SA (Industrials, Aerospace & Defense)	31,861	3,515,535
SCOR SE (Financials, Insurance)	15,378	651,974
SEB SA (Consumer Discretionary, Household Durables)	2,163	441,256
Societe BIC SA (Industrials, Commercial Services & Supplies)	2,516	264,439
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,824	1,083,528
Sopra Steria Group (Information Technology, IT Services)	1,310	254,411
Spie SA (Industrials, Commercial Services & Supplies)	10,534	259,305
Suez Environnement Company SA (Utilities, Multi-Utilities)	36,076	495,472
Teleperformance SE (Industrials, Professional Services)	4,882	695,225
Thales SA (Industrials, Aerospace & Defense)	9,743	1,082,887
Total SA (Energy, Oil, Gas & Consumable Fuels)	223,019	12,685,038
Ubisoft Entertainment SA (Information Technology, Software) †	5,478	450,489
Unibail-Rodamco SE (Real Estate, Equity REITs)	9,625	2,239,484
Veolia Environnement SA (Utilities, Multi-Utilities)	54,094	1,313,840
Vinci SA (Industrials, Construction & Engineering)	52,626	5,196,305
Vivendi SA (Consumer Discretionary, Media)	89,450	2,300,113

		93,176,273

Germany: 7.38%
Aareal Bank AG (Financials, Thrifts & Mortgage Finance)	5,376	261,499
Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,829	3,728,700

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	145

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Germany (continued)
Allianz AG (Financials, Insurance)	39,530	$9,182,472
Aurubis AG (Materials, Metals & Mining)	3,280	274,727
Axel Springer AG (Consumer Discretionary, Media)	4,997	449,954
Bayer AG (Health Care, Pharmaceuticals)	76,533	8,931,102
Beiersdorf AG (Consumer Staples, Personal Products)	9,583	1,048,611
Brenntag AG (Industrials, Trading Companies & Distributors)	13,501	841,614
Continental AG (Consumer Discretionary, Auto Components)	9,476	2,589,276
Covestro AG (Materials, Chemicals) 144A	11,901	1,342,556
Delivery Hero AG (Information Technology, Internet Software & Services) †	6,640	289,841
Deutsche Boerse AG (Financials, Capital Markets)	17,820	2,369,555
Deutsche Lufthansa AG (Industrials, Airlines)	22,874	763,764
Deutsche Post AG (Industrials, Air Freight & Logistics)	88,768	4,049,704
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	31,464	1,297,527
Drillisch AG (Telecommunication Services, Wireless Telecommunication Services)	4,501	346,025
Duerr AG (Industrials, Machinery)	2,170	265,404
E.ON SE (Utilities, Multi-Utilities)	208,624	2,115,340
Evonik Industries AG (Materials, Chemicals)	12,785	470,744
Fraport AG (Industrials, Transportation Infrastructure)	3,453	352,351
Freenet AG (Telecommunication Services, Wireless Telecommunication Services)	11,832	408,881
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	19,772	2,086,049
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	37,951	3,083,622
GEA Group AG (Industrials, Machinery)	15,357	725,939
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	2,867	219,449
Hannover Rueck SE (Financials, Insurance)	5,528	751,912
Heidelbergcement AG (Materials, Construction Materials)	13,134	1,317,982
Hochtief AG (Industrials, Construction & Engineering)	1,741	292,443
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,764	513,051
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	100,625	2,723,193
Innogy SE (Utilities, Multi-Utilities)	12,089	482,146
Kion Group AG (Industrials, Machinery)	5,847	498,679
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	5,992	622,044
Linde AG (Materials, Chemicals)	14,632	3,246,825
MAN SE (Industrials, Machinery)	3,624	413,245
Merck KGaA (Health Care, Pharmaceuticals)	11,739	1,169,799
Metro AG (Consumer Staples, Food & Staples Retailing)	16,956	330,697
MTU Aero Engines AG (Industrials, Aerospace & Defense)	4,817	804,401
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	13,732	3,070,612
Osram Licht AG (Industrials, Electrical Equipment)	8,729	689,208
ProSiebenSat.1 Media AG (Consumer Discretionary, Media)	20,934	827,929
Rheinmetall AG (Industrials, Industrial Conglomerates)	3,866	510,425
SAP SE (Information Technology, Software)	94,751	9,888,158
Scout24 AG (Information Technology, Internet Software & Services)	7,696	338,176
Siltronic AG (Information Technology, Semiconductors & Semiconductor Equipment)	1,680	245,134
Software AG (Information Technology, Software)	4,337	227,669
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	2,154	224,684
Symrise AG (Materials, Chemicals)	10,889	883,095
Telefonica Deutschland Holding AG (Telecommunication Services, Diversified Telecommunication Services)	57,157	263,066
TUI AG - BATS Exchange (Consumer Discretionary, Hotels, Restaurants & Leisure)	41,704	881,464
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	19,142	581,282
United Internet AG (Information Technology, Internet Software & Services)	11,832	802,067

The accompanying notes are an integral part of these financial statements.

146	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Germany (continued)
Vonovia SE (Real Estate, Real Estate Management & Development)	42,813	$1,951,816
Wirecard AG (Information Technology, IT Services)	9,407	1,119,329
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	13,389	761,975

		83,927,212

Hong Kong: 4.30%
AIA Group Limited (Financials, Insurance)	1,135,200	9,420,558
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	27,844	396,045
China Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	372,000	848,984
CK Asset Holdings Limited (Real Estate, Real Estate Management & Development)	330,190	2,837,086
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	257,570	3,219,169
CK Infrastructure Holdings Limited (Utilities, Electric Utilities)	72,500	607,076
CLP Holdings Limited (Utilities, Electric Utilities)	214,386	2,168,383
Dairy Farm International Holdings Limited (Consumer Staples, Food & Staples Retailing)	28,940	243,952
First Pacific Company Limited (Financials, Diversified Financial Services)	226,894	140,805
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	256,625	2,226,370
Hang Lung Group Limited (Real Estate, Real Estate Management & Development)	78,705	265,770
Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	183,332	435,749
Hang Seng Bank Limited (Financials, Banks)	71,855	1,781,501
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	103,917	671,385
HK Electric Investments Limited (Utilities, Electric Utilities) 144A	238,000	223,223
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	796,518	1,575,550
Hong Kong Exchanges & Clearing Limited (Financials, Capital Markets)	96,000	3,438,914
Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	111,525	765,759
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Telecommunication Services, Diversified Telecommunication Services)	344,574	440,300
Hopewell Holdings (Industrials, Industrial Conglomerates)	61,000	238,462
Hysan Development Company Limited (Real Estate, Real Estate Management & Development)	58,574	338,512
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	26,528	1,728,299
Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	16,717	665,838
Kerry Properties Limited (Real Estate, Real Estate Management & Development)	56,500	255,394
Kingston Financial Group Limited (Financials, Capital Markets)	284,000	170,974
Li & Fung Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	564,000	283,218
Link REIT (Real Estate, Equity REITs)	210,107	1,786,118
Minth Group Limited (Consumer Discretionary, Auto Components)	64,000	375,577
MTR Corporation Limited (Industrials, Road & Rail)	153,569	810,501
New World Development Limited (Real Estate, Real Estate Management & Development)	496,961	751,599
NWS Holdings Limited (Industrials, Industrial Conglomerates)	140,429	263,778
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	367,000	208,512
Power Assets Holdings Limited (Utilities, Electric Utilities)	126,000	1,068,997
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	124,000	276,814
Sino Land Company (Real Estate, Real Estate Management & Development)	293,899	517,725
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	179,000	170,506
Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	147,309	2,443,705
Swire Pacific Limited (Real Estate, Real Estate Management & Development)	44,978	452,133
Swire Properties Limited (Real Estate, Real Estate Management & Development)	102,553	349,447
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	142,243	892,438
The Bank of East Asia Limited (Financials, Banks)	134,000	589,875
The Wharf Holdings Limited (Real Estate, Real Estate Management & Development)	94,717	351,903
Vitasoy International Holdings Limited (Consumer Staples, Food Products)	83,005	216,062

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	147

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Hong Kong (continued)
VTech Holdings Limited (Information Technology, Communications Equipment)	14,300	$196,203
Wharf Real Estate Investment Company Limited (Real Estate, REITs)	110,000	747,773
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	72,945	528,768
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	188,000	290,624
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	66,722	285,614

		48,961,948

Ireland: 0.60%
AIB Group plc (Financials, Banks)	69,477	457,715
Bank of Ireland Group plc (Financials, Banks)	71,019	663,471
DCC plc (Industrials, Industrial Conglomerates)	8,272	752,838
Glanbia plc (Consumer Staples, Food Products)	28,446	505,986
Kerry Group plc Class A (Consumer Staples, Food Products)	13,321	1,331,820
Kingspan Group plc (Industrials, Building Products)	19,334	816,831
Paddy Power plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,678	895,501
Smurfit Kappa Group plc (Materials, Containers & Packaging)	32,306	1,124,037
UDG Healthcare plc (Health Care, Health Care Providers & Services)	23,328	267,047

		6,815,246

Italy: 1.01%
A2A SpA (Utilities, Multi-Utilities)	154,163	272,578
Atlantia SpA (Industrials, Transportation Infrastructure)	43,774	1,344,673
Azimut Holding SpA (Financials, Capital Markets)	8,177	177,647
Davide Campari-Milano SpA (Consumer Staples, Beverages)	42,871	306,844
Enel SpA (Utilities, Electric Utilities)	703,953	4,086,280
FinecoBank SpA (Financials, Banks)	32,119	392,566
Italgas SpA (Utilities, Gas Utilities)	48,284	258,729
Mediobanca SpA (Financials, Banks)	55,329	660,226
Moncler SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,387	568,693
Pirelli & C. SpA (Consumer Discretionary, Auto Components) †	30,088	265,285
Poste Italiane SpA (Financials, Insurance)	43,559	373,991
Prysmian SpA (Industrials, Electrical Equipment)	18,501	580,985
Recordati SpA (Health Care, Pharmaceuticals)	9,244	330,466
Saipem SpA (Energy, Energy Equipment & Services) †	43,629	177,115
Snam SpA (Energy, Oil, Gas & Consumable Fuels)	209,349	937,163
Terna SpA (Utilities, Electric Utilities)	133,358	739,184

		11,472,425

Japan: 17.10%
Activia Properties Incorporated (Real Estate, Equity REITs)	58	255,923
Advance Residence Investment Corporation (Real Estate, Equity REITs)	130	326,416
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	83,900	1,413,509
Aeon Financial Service Company Limited (Financials, Consumer Finance)	11,300	262,590
Aeon Mall Company Limited (Real Estate, Real Estate Management & Development)	9,600	199,734
Aica Kogyo Company Limited (Industrials, Building Products)	6,500	246,103
Air Water Incorporated (Materials, Chemicals)	15,100	298,365
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	16,900	983,529
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	20,100	449,292
All Nippon Airways Company Limited (Industrials, Airlines)	33,500	1,341,642

The accompanying notes are an integral part of these financial statements.

148	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Aozora Bank Limited (Financials, Banks)	10,600	$432,534
Asahi Breweries Limited (Consumer Staples, Beverages)	43,600	2,229,496
Asahi Glass Company Limited (Industrials, Building Products)	21,200	875,568
Asahi Intecc Company Limited (Health Care, Health Care Equipment & Supplies)	10,700	377,012
Asahi Kasei Corporation (Materials, Chemicals)	124,200	1,591,621
Azbil Corporation (Information Technology, Electronic Equipment, Instruments & Components)	6,100	269,796
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	20,400	658,763
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	8,000	286,366
Bridgestone Corporation (Consumer Discretionary, Auto Components)	61,900	2,747,715
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	23,200	576,971
CALBEE Incorporated (Consumer Staples, Food Products)	7,700	256,404
Canon Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	98,300	3,746,094
Central Japan Railway Company (Industrials, Road & Rail)	18,700	3,473,297
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	21,100	1,087,499
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	28,400	216,040
Coca-Cola Bottlers Japan Incorporated (Consumer Staples, Beverages)	15,600	590,575
Comsys Holdings Corporation (Industrials, Construction & Engineering)	11,100	292,340
Cosmos Pharmaceutical Corporation (Consumer Staples, Food & Staples Retailing)	1,200	226,856
Credit Saison Company Limited (Financials, Consumer Finance)	14,200	243,748
CyberAgent Incorporated (Consumer Discretionary, Media)	9,700	416,093
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	27,500	574,511
Daicel Corporation (Materials, Chemicals)	28,900	329,268
Daido Steel Company Limited (Materials, Metals & Mining)	3,600	193,334
Daifuku Company Limited (Industrials, Machinery)	10,100	658,911
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	53,900	1,908,791
Daiichikosho Company Limited (Consumer Discretionary, Media)	4,500	240,377
Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	7,400	1,225,515
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	61,100	2,263,648
Daiwa House Residential Investment Corporation (Real Estate, Equity REITs)	146	351,812
DeNA Company Limited (Information Technology, Internet Software & Services)	10,200	185,708
Denka Company Limited (Materials, Chemicals)	7,400	270,698
DIC Incorporated (Materials, Chemicals)	7,400	264,011
Disco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	2,700	629,325
Don Quijote Company Limited (Consumer Discretionary, Multiline Retail)	10,400	582,495
Dowa Mining Company Limited (Materials, Metals & Mining)	5,200	190,325
East Japan Railway Company (Industrials, Road & Rail)	34,500	3,236,513
Ebara Corporation (Industrials, Machinery)	8,700	321,074
Ezaki Glico Company Limited (Consumer Staples, Food Products)	5,700	278,392
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	7,600	573,141
Frontier Real Estate Investment Corporation (Real Estate, Equity REITs)	48	199,522
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	65,000	491,868
Fujikura Limited (Industrials, Electrical Equipment)	23,800	173,670
Fujitsu Limited (Information Technology, IT Services)	189,000	1,127,876
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	5,800	316,032
Glory Limited (Industrials, Machinery)	6,000	225,374
GLP J-REIT (Real Estate, Equity REITs)	243	256,084
GS Yuasa Corporation (Industrials, Electrical Equipment)	36,000	199,430
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	29,600	427,323
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	24,300	905,378
Haseko Corporation (Consumer Discretionary, Household Durables)	28,500	417,423

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	149

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Hikari Tsushin Incorporated (Consumer Discretionary, Specialty Retail)	2,800	$402,552
Hino Motors Limited (Industrials, Machinery)	26,100	342,512
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,900	431,001
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	7,400	530,963
Hitachi Metals Limited (Materials, Metals & Mining)	18,700	237,976
Hokuriku Electric Power Company (Utilities, Electric Utilities)	17,500	136,042
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,800	281,002
Hoshizaki Electric Company Limited (Industrials, Machinery)	5,600	504,654
House Foods Corporation (Consumer Staples, Food Products)	8,300	277,829
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	36,300	1,908,479
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	16,300	619,016
Iida Group Holdings Company (Consumer Discretionary, Household Durables)	17,600	331,030
ITO EN Limited (Consumer Staples, Beverages)	6,600	276,656
Itochu Corporation (Industrials, Trading Companies & Distributors)	136,400	2,621,955
Izumi Company Limited (Consumer Discretionary, Multiline Retail)	4,500	293,411
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	25,800	466,927
Japan Airlines Company Limited (Industrials, Airlines)	34,100	1,299,624
Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	388	285,104
Japan Post Bank Company Limited (Financials, Banks)	39,000	531,800
Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	88	302,892
Japan Retail Fund Investment Corporation (Real Estate, Equity REITs)	257	494,513
JFE Holdings Incorporated (Materials, Metals & Mining)	53,100	1,220,715
JSR Corporation (Materials, Chemicals)	17,000	409,004
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	306,000	1,835,492
K’s Holdings Corporation (Consumer Discretionary, Specialty Retail)	9,300	258,526
Kagome Company Limited (Consumer Staples, Food Products)	8,300	282,251
Kajima Corporation (Industrials, Construction & Engineering)	98,000	933,051
Kakaku.com Incorporated (Information Technology, Internet Software & Services)	12,600	213,078
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	4,000	225,210
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	11,500	251,343
Kaneka Corporation (Materials, Chemicals)	23,000	232,856
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	78,300	951,053
Kansai Paint Company Limited (Materials, Chemicals)	22,800	572,292
Kao Corporation (Consumer Staples, Personal Products)	46,600	3,401,561
Kawasaki Kisen Kaisha Limited (Industrials, Marine) †	8,100	195,210
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	170,000	4,174,736
Keihan Electric Railway Company Limited (Industrials, Industrial Conglomerates)	9,900	309,215
Keio Corporation (Industrials, Road & Rail)	11,300	493,426
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	16,000	521,468
Kenedix Realty Investment Corporation (Real Estate, Equity REITs)	40	252,937
Kewpie Corporation (Consumer Staples, Food Products)	12,100	330,528
Kinden Corporation (Industrials, Construction & Engineering)	13,900	227,998
Kintetsu Corporation (Industrials, Road & Rail)	17,900	686,777
Kirin Brewery Company Limited (Consumer Staples, Beverages)	87,600	2,260,663
Kobayashi Pharmaceutical Company Limited (Consumer Staples, Personal Products)	5,800	376,442
Konami Holdings Corporation (Information Technology, Software)	9,300	489,775
KOSE Corporation (Consumer Staples, Personal Products)	3,200	595,283
Kuraray Company Limited (Materials, Chemicals)	29,200	507,471
Kurita Water Industries Limited (Industrials, Machinery)	9,900	302,599
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	34,100	2,011,189

The accompanying notes are an integral part of these financial statements.

150	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	23,600	$494,718
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	44,700	500,084
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	5,100	332,945
Lion Corporation (Consumer Staples, Household Products)	28,500	532,751
LIXIL Group Corporation (Industrials, Building Products)	27,700	675,500
M3 Incorporated (Health Care, Health Care Technology)	19,400	752,121
Makita Corporation (Industrials, Machinery)	24,200	1,144,817
Marubeni Corporation (Industrials, Trading Companies & Distributors)	153,900	1,172,606
Maruichi Steel Tube Limited (Materials, Metals & Mining)	7,400	231,911
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	9,000	378,590
Mebuki Financial Group Incorporated (Financials, Banks)	91,500	366,795
Medipal Holdings Corporation (Health Care, Health Care Providers & Services)	18,800	382,390
Meiji Holdings Company Limited (Consumer Staples, Food Products)	14,000	1,021,509
Minebea Company Limited (Industrials, Machinery)	37,100	839,130
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	5,100	189,485
Misumi Group Incorporated (Industrials, Trading Companies & Distributors)	24,700	710,093
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	130,100	1,312,564
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	18,600	460,037
Mitsubishi Materials Corporation (Materials, Metals & Mining)	11,700	365,190
Mitsubishi Tanabe Pharma Corporation (Health Care, Pharmaceuticals)	22,900	487,776
Mitsui Chemicals Incorporated (Materials, Chemicals)	17,000	515,853
Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	5,000	248,652
Mitsui OSK Lines Limited (Industrials, Marine)	10,100	314,711
Miura Company Limited (Industrials, Machinery)	10,200	286,141
Mori Hills REIT Corporation (Real Estate, Equity REITs)	150	195,276
Morinaga & Company Limited (Consumer Staples, Food Products)	4,900	223,321
Nabtesco Corporation (Industrials, Machinery)	9,800	420,752
Nagase & Company Limited (Industrials, Trading Companies & Distributors)	11,600	200,399
Nagoya Railroad Company Limited (Industrials, Road & Rail)	17,900	456,505
Nankai Electric Railway Company Limited (Industrials, Road & Rail)	10,500	266,984
NEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	23,600	716,124
Nexon Company Limited (Information Technology, Software) †	18,000	648,583
NH Foods Limited (Consumer Staples, Food Products)	21,000	470,463
NHK Spring Company Limited (Consumer Discretionary, Auto Components)	19,400	203,592
Nichirei Corporation (Consumer Staples, Food Products)	13,500	343,289
Nidec Corporation (Industrials, Electrical Equipment)	23,700	3,784,660
Nifco Incorporated (Consumer Discretionary, Auto Components)	4,100	293,444
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	8,300	232,139
Nihon M&A Center Incorporated (Industrials, Professional Services)	6,200	402,055
Nippon Accommodations Fund Incorporated (Real Estate, Equity REITs)	48	210,544
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	7,500	226,549
Nippon Express Company Limited (Industrials, Road & Rail)	8,400	561,640
Nippon Kayaku Company Limited (Materials, Chemicals)	11,700	150,231
Nippon Paper Industries Company Limited (Materials, Paper & Forest Products)	10,200	200,663
Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	174	394,658
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	6,100	340,090
Nippon Shokubai Company Limited (Materials, Chemicals)	2,500	176,453
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	136,200	6,326,027
Nippon Television Network Corporation (Consumer Discretionary, Media)	600	11,334
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	14,600	315,432

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	151

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Nipro Corporation (Health Care, Health Care Equipment & Supplies)	14,100	$207,384
Nishi-Nippon Railroad Company Limited (Industrials, Road & Rail)	7,500	199,091
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	26,400	521,313
Nissin Food Products Company Limited (Consumer Staples, Food Products)	8,600	585,165
Nitori Holdings Company Limited (Consumer Discretionary, Specialty Retail)	8,300	1,392,866
NOF Corporation (Materials, Chemicals)	6,600	181,206
Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	11,700	281,061
Nomura Real Estate Master Fund Incorporated (Real Estate, Equity REITs)	375	513,641
Nomura Research Institute Limited (Information Technology, IT Services)	13,000	582,237
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	116,600	2,982,897
Obayashi Corporation (Industrials, Construction & Engineering)	67,500	761,722
OBIC Company Limited (Information Technology, IT Services)	6,400	531,100
Oji Holdings Corporation (Materials, Paper & Forest Products)	89,000	579,993
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	30,800	1,231,826
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	18,500	1,088,769
Oracle Corporation (Japan) (Information Technology, Software)	3,000	231,763
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,300	1,972,558
ORIX JREIT Incorporated (Real Estate, Equity REITs)	260	396,963
Osaka Gas Company Limited (Utilities, Gas Utilities)	38,800	765,255
OSG Corporation (Industrials, Machinery)	7,400	173,933
Otsuka Corporation (Information Technology, IT Services)	5,800	537,640
Panasonic Corporation (Consumer Discretionary, Household Durables)	221,200	3,443,184
Park24 Company Limited (Industrials, Commercial Services & Supplies)	10,900	262,005
Persol Holdings Company Limited (Industrials, Professional Services)	18,400	471,066
Pigeon Corporation (Consumer Staples, Household Products)	11,400	460,301
Pilot Corporation (Industrials, Commercial Services & Supplies)	4,000	213,196
Pola Orbis Holdings Incorporated (Consumer Staples, Personal Products)	9,100	381,510
Recruit Holdings Company Limited (Industrials, Professional Services)	147,300	3,562,075
Relo Holdings Incorporated (Real Estate, Real Estate Management & Development)	10,800	302,754
Resorttrust Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,000	202,724
Rinnai Corporation (Consumer Discretionary, Household Durables)	4,000	357,569
Rohto Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	11,200	310,053
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	2,400	821,821
Sankyu Incorporated (Industrials, Road & Rail)	5,800	279,797
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	37,400	595,391
Sanwa Holdings Corporation (Industrials, Building Products)	22,600	313,443
Sapporo Holdings Limited (Consumer Staples, Beverages)	7,600	215,484
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,400	157,214
SBI Holdings Incorporated (Financials, Capital Markets)	18,600	425,038
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,300	398,644
SCSK Corporation (Information Technology, IT Services)	4,900	200,401
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Products)	18,300	265,478
Seibu Holdings Incorporated (Industrials, Industrial Conglomerates)	26,100	443,637
SEINO Holdings Company Limited (Industrials, Road & Rail)	16,800	285,518
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	42,600	798,126
Sekisui House Limited (Consumer Discretionary, Household Durables)	59,200	1,032,391
Seven Bank Limited (Financials, Banks)	65,300	224,139
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	19,200	215,693
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	23,800	609,648
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	2,500	297,240

The accompanying notes are an integral part of these financial statements.

152	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Shimizu Corporation (Industrials, Construction & Engineering)	68,700	$637,282
Shionogi & Company Limited (Health Care, Pharmaceuticals)	28,800	1,499,135
Showa Denko KK (Materials, Chemicals)	12,400	605,104
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	18,500	237,530
Sohgo Security Services Company Limited (Industrials, Commercial Services & Supplies)	8,400	394,968
Sojitz Corporation (Industrials, Trading Companies & Distributors)	109,200	356,336
Sotetsu Holdings Incorporated (Industrials, Road & Rail)	9,300	245,972
Square Enix Company Limited (Information Technology, Software)	8,100	344,974
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	14,500	565,267
Start Today Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	18,300	472,691
Sugi Pharmacy Company Limited (Consumer Staples, Food & Staples Retailing)	4,700	257,392
Sumitomo Chemical Company Limited (Materials, Chemicals)	142,000	875,526
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	110,800	1,943,648
Sumitomo Foresting Company Limited (Consumer Discretionary, Household Durables)	16,200	270,083
Sumitomo Heavy Industries Limited (Industrials, Machinery)	10,500	409,038
Sumitomo Osaka Cement Company (Materials, Construction Materials)	37,000	170,525
Sundrug Company Limited (Consumer Staples, Food & Staples Retailing)	7,500	345,824
Suntory Beverage & Food Limited (Consumer Staples, Beverages)	12,200	566,086
Suzuken Company Limited (Health Care, Health Care Providers & Services)	8,800	358,275
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	41,500	2,367,403
Sysmex Corporation (Health Care, Health Care Equipment & Supplies)	16,000	1,322,523
Taiheiyo Cement Corporation (Materials, Construction Materials)	11,800	437,303
Taisei Corporation (Industrials, Construction & Engineering)	21,300	1,079,543
Takara Holdings Incorporated (Consumer Staples, Beverages)	19,200	234,950
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	33,000	334,622
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	69,200	3,923,689
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	10,800	977,325
Teijin Limited (Materials, Chemicals)	15,400	302,443
The 77 Bank Limited (Financials, Banks)	6,800	169,319
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	27,900	325,573
The Gunma Bank Limited (Financials, Banks)	38,900	238,253
The Iyo Bank Limited (Financials, Banks)	27,500	217,062
THK Company Limited (Industrials, Machinery)	11,000	474,752
TIS Incorporated (Information Technology, IT Services)	7,700	282,789
Tobu Railway Company Limited (Industrials, Road & Rail)	19,900	612,765
Toho Company Limited Tokyo (Consumer Discretionary, Media)	13,800	446,392
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	48,000	627,283
Tokyo Broadcasting System Incorporated (Consumer Discretionary, Media)	17,200	386,611
Tokyo Century Corporation (Financials, Diversified Financial Services)	5,300	299,226
Tokyo Electric Power Company Holdings Incorporated (Utilities, Electric Utilities) †	148,000	566,190
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	14,500	2,833,340
Tokyo Gas Company Limited (Utilities, Gas Utilities)	38,900	971,958
Tokyu Corporation (Industrials, Road & Rail)	53,400	851,395
Tokyu Fudosan Holdings Corporation (Real Estate, Real Estate Management & Development)	46,500	342,112
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	57,000	486,940
Toray Industries Incorporated (Materials, Chemicals)	137,600	1,389,800
Tosoh Corporation (Materials, Chemicals)	29,100	601,581
TOTO Limited (Industrials, Building Products)	15,500	814,631
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	10,300	401,550
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	21,100	781,232

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	153

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Trend Micro Incorporated (Information Technology, Software)	11,700	$659,910
Tsumura & Company (Health Care, Pharmaceuticals)	7,200	240,088
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	4,200	608,120
Ube Industries Limited (Materials, Chemicals)	8,400	260,729
ULVAC Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	4,100	250,006
Unicharm Corporation (Consumer Staples, Household Products)	39,800	1,111,097
United Urban Investment Corporation (Real Estate, Equity REITs)	298	470,286
Ushio Incorporated (Industrials, Electrical Equipment)	11,600	159,716
USS Company Limited (Consumer Discretionary, Specialty Retail)	23,900	490,562
Wacoal Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,800	201,210
West Japan Railway Company (Industrials, Road & Rail)	17,900	1,241,071
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	110,500	509,985
Yakult Honsha Company Limited (Consumer Staples, Food Products)	12,000	858,729
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	72,500	457,572
Yamaguchi Financial Group (Financials, Banks)	24,000	289,699
Yamaha Corporation (Consumer Discretionary, Leisure Products)	16,000	706,862
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	28,200	891,783
Yamazaki Baking Company Limited (Consumer Staples, Food Products)	18,100	352,236
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	21,700	998,126
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	21,000	423,335
Zenkoku Hosho Company Limited (Financials, Diversified Financial Services)	4,900	216,016
Zeon Corporation (Materials, Chemicals)	15,900	237,587

		194,530,242

Luxembourg: 0.23%
Aroundtown SA (Real Estate, Real Estate Management & Development)	55,774	425,617
B&M European Value Retail SA (Consumer Discretionary, Multiline Retail)	69,691	394,277
Eurofins Scientific SE (Health Care, Life Sciences Tools & Services)	997	561,932
RTL Group SA (Consumer Discretionary, Media)	4,411	386,283
SES SA (Consumer Discretionary, Media)	34,295	546,830
Subsea 7 SA (Energy, Energy Equipment & Services)	21,296	316,231

		2,631,170

Netherlands: 3.68%
Aalberts Industries NV (Industrials, Machinery)	8,051	402,768
ABN AMRO Group NV (Financials, Banks) 144A	35,832	1,114,864
Aegon NV (Financials, Insurance)	156,157	1,084,128
Airbus SE (Industrials, Aerospace & Defense)	48,881	5,850,936
Akzo Nobel NV (Materials, Chemicals)	21,572	2,101,506
ASM International NV (Information Technology, Semiconductors & Semiconductor Equipment)	4,506	322,036
ASR Nederland NV (Financials, Insurance)	10,872	489,017
BE Semiconductor Industries NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,294	323,193
Euronext NV (Financials, Capital Markets) 144A	4,724	328,655
Exor NV (Financials, Diversified Financial Services)	8,583	622,815
Ferrari NV (Consumer Discretionary, Automobiles)	10,128	1,255,111
Fiat Chrysler Automobiles NV (Consumer Discretionary, Automobiles)	77,198	1,629,500
Gemalto NV (Information Technology, Software)	10,383	625,256
Heineken Holding NV (Consumer Staples, Beverages)	9,293	924,387

The accompanying notes are an integral part of these financial statements.

154	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Netherlands (continued)
Heineken NV (Consumer Staples, Beverages)	19,869	$2,063,208
IMCD Group NV (Industrials, Trading Companies & Distributors)	4,674	299,106
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	113,351	2,544,959
Koninklijke DSM NV (Materials, Chemicals)	15,233	1,573,252
Koninklijke KPN NV (Telecommunication Services, Diversified Telecommunication Services)	293,715	919,120
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	82,827	3,156,612
Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	5,814	273,504
NN Group NV (Financials, Insurance)	30,599	1,364,131
Philips Lighting NV (Industrials, Electrical Equipment)	7,355	292,164
Randstad Holdings NV (Industrials, Professional Services)	10,112	720,545
RELX NV (Industrials, Professional Services)	96,452	1,978,493
SBM Offshore NV (Energy, Energy Equipment & Services)	14,437	244,070
Steinhoff International Holdings NV (Consumer Discretionary, Household Durables)	175,698	85,766
Unilever NV (Consumer Staples, Personal Products)	149,744	7,837,022
Wolters Kluwer NV (Consumer Discretionary, Media)	27,442	1,390,044

		41,816,168

New Zealand: 0.33%
A2 Milk Company Limited (Consumer Staples, Food Products) †	69,054	657,391
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	88,128	409,014
Contact Energy Limited (Utilities, Electric Utilities)	65,516	249,236
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	53,856	534,076
Fletcher Building Limited (Materials, Construction Materials)	62,531	293,269
Meridian Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	128,191	258,999
Ryman Healthcare Limited (Health Care, Health Care Providers & Services)	38,752	297,815
SKYCITY Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	64,474	181,345
Spark New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	170,461	411,850
Xero Limited (Information Technology, Software) †	8,840	217,238
Z Energy Limited (Energy, Oil, Gas & Consumable Fuels)	39,995	201,461

		3,711,694

Norway: 0.63%
Den Norske Bank ASA (Financials, Banks)	83,314	1,634,231
Gjensidige Forsikring ASA (Financials, Insurance)	18,010	328,623
Marine Harvest ASA (Consumer Staples, Food Products)	39,917	768,905
Norsk Hydro ASA (Materials, Metals & Mining)	123,414	829,219
Orkla ASA (Consumer Staples, Food Products)	79,406	870,624
Schibsted ASA Class A (Consumer Discretionary, Media)	7,036	185,183
Storebrand ASA (Financials, Insurance)	39,307	341,918
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	60,142	1,349,674
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	8,982	217,600
Yara International ASA (Materials, Chemicals)	14,416	637,002

		7,162,979

Portugal: 0.18%
Energias de Portugal SA (Utilities, Electric Utilities)	241,516	807,323
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	42,931	773,237
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	21,079	437,243

		2,017,803

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	155

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Singapore: 1.66%
Ascendas REIT (Real Estate, Equity REITs)	146,900	$292,549
CapitaLand Commercial Trust Limited (Real Estate, Equity REITs)	222,300	288,689
CapitaLand Limited (Real Estate, Real Estate Management & Development)	221,263	601,673
CapitaLand Mall Trust (Real Estate, Equity REITs)	205,800	313,223
City Developments Limited (Real Estate, Real Estate Management & Development)	41,175	393,691
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	194,237	296,170
DBS Group Holdings Limited (Financials, Banks)	161,813	3,477,488
Genting Singapore plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	539,524	468,734
Golden Agri-Resources Limited (Consumer Staples, Food Products)	591,400	160,713
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	9,377	261,315
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	124,243	743,955
Mapletree Commercial Trust (Real Estate, Equity REITs)	152,400	180,614
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	338,296	3,310,446
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	70,000	167,416
Singapore Airlines Limited (Industrials, Airlines)	50,000	416,620
Singapore Airport Terminal Services Limited (Industrials, Transportation Infrastructure)	61,700	241,317
Singapore Exchange Limited (Financials, Capital Markets)	75,274	426,531
Singapore Press Holdings Limited (Consumer Discretionary, Media)	150,600	294,229
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	135,269	346,604
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	641,155	1,627,431
Singapore Telecommunications Limited GDR (Telecommunication Services, Diversified Telecommunication Services)	6,100	15,522
Suntec REIT (Real Estate, Equity REITs)	159,900	237,449
United Overseas Bank Limited (Financials, Banks)	127,586	2,672,534
UOL Group Limited (Real Estate, Real Estate Management & Development)	47,473	302,869
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	22,300	459,787
Wilmar International Limited (Consumer Staples, Food Products)	280,985	680,620
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	201,500	227,390

		18,905,579

Spain: 1.98%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	64,245	1,533,090
Aena SA (Industrials, Transportation Infrastructure) 144A	6,568	1,333,914
Amadeus IT Holding SA Class A (Information Technology, IT Services)	38,272	2,809,770
Banco de Sabade SA (Financials, Banks)	448,992	937,968
Bankinter SA (Financials, Banks)	53,708	590,294
Bolsas y Mercados Espanoles (Financials, Capital Markets)	6,020	202,861
Cellnex Telecom SA (Telecommunication Services, Diversified Telecommunication Services) 144A	13,088	336,523
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	52,752	251,184
Enagás SA (Energy, Oil, Gas & Consumable Fuels)	20,514	533,557
Endesa SA (Utilities, Electric Utilities)	28,239	592,809
Gas Natural SDG SA (Utilities, Gas Utilities)	30,775	704,102
Grifols SA (Health Care, Biotechnology)	27,288	746,086
Iberdrola SA (Utilities, Electric Utilities)	539,690	3,971,751
Mapfre SA (Financials, Insurance)	80,584	270,397
Merlin Properties Socimi SA (Real Estate, Equity REITs)	30,499	436,011
Red Electrica Corporacion SA (Utilities, Electric Utilities)	41,789	813,081
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	124,820	2,217,733
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	416,022	4,037,877
Viscofan SA (Consumer Staples, Food Products)	3,439	218,454

		22,537,462

The accompanying notes are an integral part of these financial statements.

156	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Sweden: 2.91%
Alfa Laval AB (Industrials, Machinery)	25,382	$609,708
Assa Abloy AB Class B (Industrials, Building Products)	88,456	1,975,555
Atlas Copco AB Class A (Industrials, Machinery)	55,915	2,378,467
BillerudKorsnas AB (Materials, Containers & Packaging)	15,807	234,238
Boliden AB (Materials, Metals & Mining)	22,789	805,770
Castellum AB (Real Estate, Real Estate Management & Development)	26,981	424,749
Electrolux AB Class B (Consumer Discretionary, Household Durables)	22,194	728,628
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	33,015	301,068
Essity Aktiebolag AB (Consumer Staples, Household Products)	58,532	1,602,007
Fabege AB (Real Estate, Real Estate Management & Development)	12,832	277,873
Fastighets AB Balder B Shares (Real Estate, Real Estate Management & Development) †	9,659	238,737
Getinge AB Class B (Health Care, Health Care Equipment & Supplies)	20,437	257,295
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	85,935	1,417,940
Hexagon AB Class B (Information Technology, Electronic Equipment, Instruments & Components)	22,098	1,291,907
Hexpol AB (Materials, Chemicals)	18,574	169,778
Husqvarna AB Class B (Consumer Discretionary, Household Durables)	37,363	398,730
ICA Gruppen AB (Consumer Staples, Food & Staples Retailing)	7,708	274,984
Industrivarden AB Class A (Financials, Diversified Financial Services)	16,173	404,701
Intrum Justitia AB (Industrials, Commercial Services & Supplies)	6,621	205,727
Investor AB Class B (Financials, Diversified Financial Services)	40,016	1,797,446
Kindred Group plc SDR (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,866	338,522
Kinnevik AB Class B (Financials, Diversified Financial Services)	20,985	765,884
Loomis AB Class B (Industrials, Commercial Services & Supplies)	7,088	257,580
Lundbergforetagen AB Class B (Financials, Diversified Financial Services)	3,762	280,696
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels)	15,590	364,026
Nibe Industrier AB Class B (Industrials, Building Products)	29,809	281,833
Saab AB Class B (Industrials, Aerospace & Defense)	6,399	290,716
Sandvik AB (Industrials, Machinery)	94,220	1,744,246
Securitas AB (Industrials, Commercial Services & Supplies)	29,564	507,942
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	143,303	1,681,868
SKF AB Class B (Industrials, Machinery)	32,572	680,784
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	57,299	567,833
Swedbank AB Class A (Financials, Banks)	87,196	2,188,644
Swedish Match AB (Consumer Staples, Tobacco)	17,533	744,753
Swedish Orphan Biovitrum AB (Health Care, Biotechnology) †	15,878	261,144
Tele2 AB Class B (Telecommunication Services, Wireless Telecommunication Services)	33,107	391,574
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	250,062	1,672,819
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	248,846	1,175,417
Trelleborg AB Class B (Industrials, Machinery)	20,959	535,304
Volvo AB Class B (Industrials, Machinery)	138,099	2,596,526

		33,123,419

Switzerland: 8.80%
ABB Limited (Industrials, Electrical Equipment)	186,968	4,524,390
Adecco SA (Industrials, Professional Services)	15,181	1,219,510
Baloise Holding AG (Financials, Insurance)	4,707	740,511
Barry Callebaut AG (Consumer Staples, Food Products)	226	445,977
BB Biotech AG (Health Care, Biotechnology)	23,243	1,689,142
Cembra Money Bank AG (Financials, Consumer Finance)	2,842	267,422

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	157

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Switzerland (continued)
Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	10	$720,837
Clariant AG (Materials, Chemicals)	16,935	422,612
Coca-Cola HBC AG (Consumer Staples, Beverages)	18,486	604,346
Dksh Holding AG (Industrials, Professional Services)	3,098	262,592
dormakaba Holding AG (Industrials, Building Products)	289	265,063
Dufry Group Register Shares (Consumer Discretionary, Specialty Retail) †	2,745	393,785
EMS-Chemie Holdings AG (Materials, Chemicals)	654	416,888
Flughafen Zuerich AG (Industrials, Transportation Infrastructure)	1,749	415,250
Geberit AG (Industrials, Building Products)	3,479	1,570,623
Georg Fischer AG (Industrials, Machinery)	365	534,305
Givaudan SA (Materials, Chemicals)	715	1,625,818
Helvetia Holding AG (Financials, Insurance)	667	401,065
Julius Baer Group Limited (Financials, Capital Markets)	19,623	1,274,572
Kuehne & Nagel International AG (Industrials, Marine)	5,355	873,741
Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	14,108	553,710
Lonza Group AG (Health Care, Life Sciences Tools & Services)	6,962	1,763,888
Nestle SA (Consumer Staples, Food Products)	296,401	23,549,359
Novartis AG (Health Care, Pharmaceuticals)	228,507	19,062,457
OC Oerlikon Corporation AG (Information Technology, Electronic Equipment, Instruments & Components)	17,446	294,528
Pargesa Holding SA (Financials, Diversified Financial Services)	3,895	343,848
Partners Group Holding AG (Financials, Capital Markets)	1,979	1,434,342
PSP Swiss Property AG (Real Estate, Real Estate Management & Development)	3,691	349,843
Roche Holding AG (Health Care, Pharmaceuticals)	66,701	15,406,595
Schindler Holding AG - Participation Certificate (Industrials, Machinery)	3,696	863,581
SGS SA (Industrials, Professional Services)	503	1,276,579
Sika AG (Materials, Chemicals)	181	1,484,263
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	5,199	812,634
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	1,058	712,705
Sunrise Communications Group AG (Telecommunication Services, Diversified Telecommunication Services) 144A	2,950	278,800
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,811	1,184,805
Swiss Life Holding AG (Financials, Insurance)	3,022	1,091,314
Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	6,776	632,082
Swiss Reinsurance AG (Financials, Insurance)	29,772	3,029,139
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	2,458	1,327,223
Temenos Group AG (Information Technology, Software)	5,459	634,686
VAT Group AG (Industrials, Machinery)	1,948	310,584
Vifor Pharma AG (Health Care, Pharmaceuticals)	3,933	552,392
Zurich Insurance Group AG (Financials, Insurance)	13,655	4,489,699

		100,107,505

Thailand: 0.04%
Thai Beverage PCL (Consumer Staples, Beverages)	791,100	498,636

United Kingdom: 14.55%
3i Group plc (Financials, Capital Markets)	88,511	1,138,518
Admiral Group plc (Financials, Insurance)	21,984	556,922
Aggreko plc (Industrials, Commercial Services & Supplies)	22,954	235,702
Ashtead Group plc (Industrials, Trading Companies & Distributors)	43,441	1,252,085
Associated British Foods plc (Consumer Staples, Food Products)	33,595	1,211,096
AstraZeneca plc (Health Care, Pharmaceuticals)	117,790	7,709,618

The accompanying notes are an integral part of these financial statements.

158	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

United Kingdom (continued)
Babcock International Group plc (Industrials, Commercial Services & Supplies)	20,702	$184,820
BAE Systems plc (Industrials, Aerospace & Defense)	287,316	2,280,413
Balfour Beatty plc (Industrials, Construction & Engineering)	60,434	219,638
Barratt Developments plc (Consumer Discretionary, Household Durables)	95,649	706,882
BBA Aviation plc (Industrials, Transportation Infrastructure)	84,841	399,184
Beazley plc (Financials, Insurance)	49,895	354,729
Bellway plc (Consumer Discretionary, Household Durables)	11,722	499,673
BHP Billiton plc (Materials, Metals & Mining)	179,686	3,647,801
Booker Group plc (Consumer Staples, Food & Staples Retailing)	162,520	508,116
BP plc (Energy, Oil, Gas & Consumable Fuels)	1,810,780	11,769,630
British American Tobacco plc (Consumer Staples, Tobacco)	213,907	12,625,318
Britvic plc (Consumer Staples, Beverages)	23,859	221,845
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	804,050	2,653,514
BTG plc (Health Care, Pharmaceuticals) †	32,075	288,429
Bunzl plc (Industrials, Trading Companies & Distributors)	31,066	833,811
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	37,574	788,483
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,962	1,116,375
Centamin plc (Materials, Metals & Mining)	104,946	214,727
Centrica plc (Utilities, Multi-Utilities)	507,227	995,162
Close Brothers Group plc (Financials, Capital Markets)	13,283	285,490
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	151,601	3,220,791
ConvaTec Limited (Health Care, Health Care Equipment & Supplies) 144A	133,215	374,788
Croda International plc (Materials, Chemicals)	11,649	737,106
Daily Mail & General Trust plc Class A (Consumer Discretionary, Media)	28,079	258,863
Derwent Valley Holdings plc (Real Estate, Equity REITs)	10,172	400,331
Diageo plc (Consumer Staples, Beverages)	238,657	8,097,761
Dialog Semiconductor plc (Information Technology, Semiconductors & Semiconductor Equipment) †	6,847	222,240
Direct Line Insurance Group plc (Financials, Insurance)	133,431	701,735
Dixons Carphone plc (Consumer Discretionary, Specialty Retail)	93,727	252,047
DS Smith plc (Materials, Containers & Packaging)	93,496	613,203
easyJet plc (Industrials, Airlines)	17,785	408,354
Electrocomponents plc (Information Technology, Electronic Equipment, Instruments & Components)	39,729	342,852
Ferguson plc (Industrials, Trading Companies & Distributors)	22,136	1,560,024
Fresnillo plc (Materials, Metals & Mining)	17,884	298,799
G4S plc (Industrials, Commercial Services & Supplies)	130,327	468,654
GKN plc (Consumer Discretionary, Auto Components)	116,126	699,240
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	447,673	8,028,447
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	29,026	207,602
GVC Holdings plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	28,714	351,373
Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	34,260	566,108
Hammerson plc (Real Estate, Equity REITs)	68,350	418,936
Hargreaves Lansdown plc (Financials, Capital Markets)	24,801	586,633
Hays plc (Industrials, Professional Services)	115,510	307,306
Hiscox Limited (Financials, Insurance)	28,271	540,266
HomeServe plc (Industrials, Commercial Services & Supplies)	26,791	264,525
Howden Joinery Group plc (Industrials, Trading Companies & Distributors)	58,283	354,380
IG Group Holdings plc (Financials, Capital Markets)	33,070	366,926
IMI plc (Industrials, Machinery)	23,963	402,238
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	89,532	3,214,495
Inchcape plc (Consumer Discretionary, Distributors)	40,535	377,607

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	159

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

United Kingdom (continued)
Indivior plc (Health Care, Pharmaceuticals) †	67,973	$352,972
Informa plc (Consumer Discretionary, Media)	78,137	746,340
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	37,134	238,753
Intermediate Capital Group (Financials, Capital Markets)	27,289	394,759
Intertek Group plc (Industrials, Professional Services)	15,151	1,021,665
Investec plc (Financials, Capital Markets)	57,948	502,651
ITV plc (Consumer Discretionary, Media)	363,323	796,458
IWG plc (Industrials, Commercial Services & Supplies)	60,635	195,752
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	153,654	546,201
John Wood Group plc (Energy, Energy Equipment & Services)	60,140	500,908
Johnson Matthey plc (Materials, Chemicals)	16,727	718,824
Jupiter Fund Management plc (Financials, Capital Markets)	44,545	311,919
Just Eat plc (Information Technology, Internet Software & Services) †	52,895	635,588
Kingfisher plc (Consumer Discretionary, Specialty Retail)	196,846	968,835
Ladbrokes Coral Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	174,403	395,085
Legal & General Group plc (Financials, Insurance)	561,194	2,021,664
London Stock Exchange Group plc (Financials, Capital Markets)	30,068	1,660,100
Man Group plc (Financials, Capital Markets)	149,914	352,268
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	154,925	627,387
Mediclinic International plc (Health Care, Health Care Providers & Services)	32,440	263,284
Meggitt plc (Industrials, Aerospace & Defense)	69,228	429,055
Melrose Industries plc (Industrials, Electrical Equipment)	164,416	513,740
Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	67,001	313,078
Metro Bank plc (Financials, Banks) †	7,012	379,825
Micro Focus International plc (Information Technology, Software)	40,737	1,149,386
Mondi plc (Materials, Paper & Forest Products)	31,280	813,699
Moneysupermarket.com Group plc (Information Technology, Internet Software & Services)	49,073	174,846
NEX Group plc (Financials, Capital Markets)	28,587	264,667
Next plc (Consumer Discretionary, Multiline Retail)	12,357	824,086
NMC Health plc (Health Care, Health Care Providers & Services)	7,290	343,099
Ocado Group plc (Consumer Discretionary, Internet & Direct Marketing Retail) †	45,309	343,605
Pearson plc (Consumer Discretionary, Media)	77,281	778,264
Pennon Group plc (Utilities, Water Utilities)	38,232	319,610
Persimmon plc (Consumer Discretionary, Household Durables)	29,255	1,045,823
Phoenix Group Holdings (Financials, Insurance)	36,034	388,585
Playtech plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	24,997	268,115
Polymetal International plc (Materials, Metals & Mining)	31,787	326,591
Randgold Resources Limited (Materials, Metals & Mining)	9,071	731,199
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	66,067	5,244,159
RELX plc (Industrials, Professional Services)	101,282	2,076,623
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	174,191	692,868
Rightmove plc (Information Technology, Internet Software & Services)	8,622	506,047
Rio Tinto plc (Materials, Metals & Mining)	103,351	5,540,101
Rotork plc (Industrials, Machinery)	69,530	279,796
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	406,051	12,882,719
Royal Mail plc (Industrials, Air Freight & Logistics)	93,021	716,504
RPC Group plc (Materials, Containers & Packaging)	38,378	422,812
RSA Insurance Group plc (Financials, Insurance)	98,812	856,956
Saga plc (Financials, Insurance)	107,598	168,868
Schroders plc (Financials, Capital Markets)	10,494	494,833

The accompanying notes are an integral part of these financial statements.

160	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name			Shares	Value

United Kingdom (continued)
Segro plc (Real Estate, Equity REITs)			91,712	$719,905
Severn Trent plc (Utilities, Water Utilities)			22,228	520,568
Shaftesbury plc (Real Estate, Equity REITs)			15,747	208,758
Sky plc (Consumer Discretionary, Media)			99,653	1,839,877
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)			83,729	1,461,812
Smiths Group plc (Industrials, Industrial Conglomerates)			31,840	695,251
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)			10,534	393,658
Spirax-Sarco Engineering plc (Industrials, Machinery)			6,800	532,724
SSE plc (Utilities, Electric Utilities)			95,688	1,608,048
SSP Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			45,703	377,838
Tate & Lyle plc (Consumer Staples, Food Products)			43,191	331,710
Taylor Wimpey plc (Consumer Discretionary, Household Durables)			309,166	787,852
TechnipFMC plc - BATS Exchange (Energy, Energy Equipment & Services)			38,857	1,119,587
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)			13,342	706,083
The British Land Company plc (Real Estate, Equity REITs)			89,082	766,529
The Sage Group plc (Information Technology, Software)			99,293	941,503
TP Icap plc (Financials, Capital Markets)			51,609	380,174
Travis Perkins plc (Industrials, Trading Companies & Distributors)			23,172	409,926
Unilever plc (Consumer Staples, Personal Products)			117,953	6,064,924
United Business Media plc (Consumer Discretionary, Media)			39,658	499,941
United Utilities Group plc (Utilities, Water Utilities)			62,851	575,496
Victrex plc (Materials, Chemicals)			6,943	246,877
WH Smith plc (Consumer Discretionary, Specialty Retail)			10,880	303,045
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			17,589	937,444
William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			82,175	369,516
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			210,801	655,003
WPP plc (Consumer Discretionary, Media)			114,117	2,185,352

				165,521,984

Total Common Stocks (Cost $1,162,245,016)				1,095,333,910

	Dividend yield
Preferred Stocks: 0.54%

Germany: 0.54%
Fuchs Petrolub AG (Materials, Chemicals)	1.71%		4,782	270,614
Henkel AG & Company KGaA (Consumer Staples, Household Products)	1.29		16,002	2,122,927
Sartorius AG Vorzug (Health Care, Health Care Equipment & Supplies)	0.36		2,877	387,964
Schaeffler AG Preference (Consumer Discretionary, Auto Components)	3.36		14,640	237,135
Volkswagen AG (Consumer Discretionary, Automobiles)	1.15		15,747	3,063,397

Total Preferred Stocks (Cost $5,417,832)				6,082,037

		Expiration date
Rights: 0.00%

Australia: 0.00%
APA Group Rights (Utilities, Gas Utilities) †		3-7-2018	5,174	904
Woodside Petroleum Limited Rights (Energy, Oil, Gas & Consumable Fuels) †		3-7-2018	7,311	12,209

Total Rights (Cost $0)				13,113

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	161

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 2.39%

Investment Companies: 2.39%
Wells Fargo Government Money Market Fund Select Class (l)(u)#	1.29%	27,179,905	$27,179,905

Total Short-Term Investments (Cost $27,179,905)			27,179,905

Total investments in securities (Cost $1,194,842,753)	99.21%	1,128,608,965
Other assets and liabilities, net	0.79	9,004,838

Total net assets	100.00%	$1,137,613,803

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	280	3-16-2018	$30,205,291	$28,511,000	$0	$(1,694,291)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	1,018,414,541	991,234,636	27,179,905	$0	$0	$188,544	$27,179,905	2.39%

The accompanying notes are an integral part of these financial statements.

162	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.48%

Consumer Discretionary: 11.91%

Auto Components: 0.20%
Adient plc	10,028	$622,338
Dana Incorporated	15,320	407,052
Lear Corporation	7,178	1,339,199
Tenneco Incorporated	5,517	289,918
The Goodyear Tire & Rubber Company	26,603	769,891
Visteon Corporation †	3,282	406,443

		3,834,841

Automobiles: 0.55%
Ford Motor Company	415,035	4,403,521
General Motors Company	136,383	5,366,671
Thor Industries Incorporated	5,320	686,280

		10,456,472

Distributors: 0.16%
Genuine Parts Company	15,011	1,378,610
LKQ Corporation †	30,771	1,214,839
Pool Corporation	4,199	579,588

		3,173,037

Diversified Consumer Services: 0.16%
Bright Horizons Family Solutions Incorporated †	5,290	505,565
Grand Canyon Education Incorporated †	5,090	499,584
H&R Block Incorporated	21,887	554,398
Service Corporation International	19,169	717,496
ServiceMaster Global Holdings Incorporated †	14,102	724,279

		3,001,322

Hotels, Restaurants & Leisure: 2.28%
Aramark	25,728	1,073,115
Carnival Corporation	43,536	2,912,994
Chipotle Mexican Grill Incorporated †	2,976	947,588
Cracker Barrel Old Country Store Incorporated	2,548	397,743
Darden Restaurants Incorporated	13,257	1,222,163
Domino’s Pizza Incorporated	4,468	993,728
Dunkin Brands Group Incorporated	9,361	560,630
Hilton Worldwide Holdings Incorporated	22,645	1,829,490
Jack in the Box Incorporated	3,021	272,132
Marriott International Incorporated Class A	30,075	4,246,891
McDonald’s Corporation	85,731	13,523,208
Norwegian Cruise Line Holdings Limited †	19,396	1,103,632
Six Flags Entertainment Corporation	7,412	475,035
Starbucks Corporation	149,326	8,526,515
Texas Roadhouse Incorporated	6,986	386,046
Vail Resorts Incorporated	4,185	861,566

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	163

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corporation	10,687	$1,237,341
Yum! Brands Incorporated	36,037	2,932,691

		43,502,508

Household Durables: 0.46%
D.R. Horton Incorporated	37,241	1,560,398
Leggett & Platt Incorporated	13,888	603,572
Lennar Corporation Class A	21,121	1,195,026
Lennar Corporation Class B	472	21,410
Mohawk Industries Incorporated †	6,543	1,569,535
NVR Incorporated †	373	1,060,502
Pulte Group Incorporated	29,182	819,139
Toll Brothers Incorporated	15,588	683,222
Whirlpool Corporation	7,766	1,261,431

		8,774,235

Internet & Direct Marketing Retail: 0.02%
Wayfair Incorporated Class A †	5,313	411,332

Leisure Products: 0.16%
Hasbro Incorporated	12,316	1,177,040
Mattel Incorporated	36,460	579,714
Polaris Industries Incorporated	6,301	718,251
The Brunswick Corporation	9,425	539,110

		3,014,115

Media: 3.46%
Altice USA Incorporated †	12,764	232,305
AMC Networks Incorporated Class A †	5,402	283,983
Cable One Incorporated	494	336,394
CBS Corporation Class B	37,705	1,997,234
Charter Communications Incorporated Class A †	20,842	7,126,505
Cinemark Holdings Incorporated	11,452	487,397
Comcast Corporation Class A	494,540	17,907,293
Discovery Communications Incorporated Class A †	15,868	385,910
DISH Network Corporation Class A †	23,752	990,221
Interpublic Group of Companies Incorporated	42,054	984,064
Live Nation Incorporated †	14,387	644,538
News Corporation Class A	40,773	657,668
Nexstar Broadcasting Group Incorporated	4,742	338,816
Omnicom Group Incorporated	24,840	1,893,553
Scripps Networks Interactive Incorporated Class A	10,660	957,908
Sirius XM Holdings Incorporated	137,586	864,040
Tegna Incorporated	22,749	292,552
The Madison Square Garden Company Class A †	1,811	442,246
The Walt Disney Company	158,511	16,351,995
Time Warner Incorporated	77,634	7,216,857
Tribune Media Company Class A	7,694	320,609
Twenty-First Century Fox Incorporated Class A	112,474	4,141,293
Viacom Incorporated Class B	37,500	1,250,250

		66,103,631

The accompanying notes are an integral part of these financial statements.

164	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Multiline Retail: 0.66%
Dollar General Corporation	29,353	$2,776,500
Dollar Tree Incorporated †	24,633	2,528,331
Kohl’s Corporation	17,727	1,171,577
Macy’s Incorporated	32,664	960,648
Nordstrom Incorporated	12,184	625,161
Target Corporation	59,973	4,522,564

		12,584,781

Specialty Retail: 2.84%
Advance Auto Parts Incorporated	7,430	848,878
AutoNation Incorporated †	7,264	364,725
AutoZone Incorporated †	2,983	1,982,860
Bed Bath & Beyond Incorporated	15,290	327,818
Best Buy Company Incorporated	26,961	1,953,055
Burlington Stores Incorporated †	7,220	885,461
CarMax Incorporated †	19,233	1,190,907
Foot Locker Incorporated	13,013	597,427
L Brands Incorporated	23,665	1,167,394
Lowe’s Companies Incorporated	88,766	7,952,546
O’Reilly Automotive Incorporated †	9,203	2,247,281
Ross Stores Incorporated	40,254	3,143,435
Signet Jewelers Limited	6,415	322,546
The Gap Incorporated	28,427	897,725
The Home Depot Incorporated	124,009	22,603,120
The TJX Companies Incorporated	62,507	5,168,079
Tractor Supply Company	13,674	887,853
ULTA Beauty Incorporated †	6,253	1,271,548
Williams-Sonoma Incorporated	8,316	430,436

		54,243,094

Textiles, Apparel & Luxury Goods: 0.96%
Carter’s Incorporated	5,073	591,918
HanesBrands Incorporated	37,428	726,103
Michael Kors Holdings Limited †	15,521	976,737
Nike Incorporated Class B	136,307	9,136,658
PVH Corporation	8,376	1,208,489
Ralph Lauren Corporation	5,800	613,872
Skechers U.S.A. Incorporated Class A †	13,740	562,241
Tapestry Incorporated	30,135	1,534,173
Under Armour Incorporated Class A †	19,988	331,401
VF Corporation	34,889	2,601,673

		18,283,265

Consumer Staples: 9.89%

Beverages: 2.39%
Brown-Forman Corporation Class B	19,640	1,370,676
Constellation Brands Incorporated Class A	16,837	3,628,037
Dr Pepper Snapple Group Incorporated	19,170	2,228,513
Molson Coors Brewing Company Class B	18,843	1,436,779

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	165

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Beverages (continued)
Monster Beverage Corporation †	44,173	$2,799,243
PepsiCo Incorporated	151,980	16,676,765
The Coca-Cola Company	406,632	17,574,635

		45,714,648

Food & Staples Retailing: 2.24%
Casey’s General Stores Incorporated	4,048	454,631
Costco Wholesale Corporation	44,188	8,435,489
CVS Health Corporation	103,755	7,027,326
Sysco Corporation	50,875	3,034,694
The Kroger Company	88,942	2,412,107
US Foods Holding Corporation †	20,983	700,622
Wal-Mart Stores Incorporated	154,751	13,929,138
Walgreens Boots Alliance Incorporated	97,551	6,720,288

		42,714,295

Food Products: 1.56%
Archer Daniels Midland Company	58,550	2,430,996
Bunge Limited	14,796	1,116,062
Campbell Soup Company	20,068	863,927
ConAgra Foods Incorporated	43,343	1,565,983
Flowers Foods Incorporated	19,566	405,799
General Mills Incorporated	60,205	3,043,363
Hain Celestial Group Incorporated †	10,993	382,337
Hormel Foods Corporation	28,225	916,184
Ingredion Incorporated	7,640	998,090
Kellogg Company	29,618	1,960,712
Lamb Weston Holdings Incorporated	15,419	834,014
McCormick & Company Incorporated	12,594	1,344,787
Mondelez International Incorporated Class A	155,952	6,846,293
Pinnacle Foods Incorporated	12,298	663,600
Post Holdings Incorporated †	6,808	515,910
Snyders Lance Incorporated	8,343	416,149
The Hershey Company	15,175	1,491,096
The J.M. Smucker Company	11,747	1,483,646
TreeHouse Foods Incorporated †	5,957	226,485
Tyson Foods Incorporated Class A	30,051	2,235,193

		29,740,626

Household Products: 1.84%
Church & Dwight Company Incorporated	26,413	1,299,255
Colgate-Palmolive Company	93,127	6,422,969
Energizer Holdings Incorporated	6,515	354,937
Kimberly-Clark Corporation	37,393	4,147,632
The Clorox Company	13,685	1,766,460
The Procter & Gamble Company	270,306	21,224,427

		35,215,680

The accompanying notes are an integral part of these financial statements.

166	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Personal Products: 0.29%
Coty Incorporated Class A	47,590	$919,439
Edgewell Personal Care Company †	6,072	304,511
Herbalife Limited †	7,112	655,015
NU Skin Enterprises Incorporated Class A	5,486	386,214
The Estee Lauder Companies Incorporated Class A	23,478	3,250,294

		5,515,473

Tobacco: 1.57%
Altria Group Incorporated	203,277	12,796,287
Philip Morris International	165,461	17,133,487

		29,929,774

Energy: 4.72%

Energy Equipment & Services: 0.88%
Baker Hughes Incorporated	46,011	1,214,690
Halliburton Company	85,850	3,985,157
National Oilwell Varco Incorporated	39,385	1,382,020
Schlumberger Limited	146,135	9,592,301
Transocean Limited †	40,861	372,244
Weatherford International plc †	101,826	267,802

		16,814,214

Oil, Gas & Consumable Fuels: 3.84%
Andeavor Corporation	15,537	1,392,426
Chesapeake Energy Corporation †	92,587	261,095
Chevron Corporation	199,296	22,305,208
Core Laboratories NV	4,585	472,072
Exxon Mobil Corporation	445,949	33,776,177
HollyFrontier Corporation	18,746	802,891
Marathon Petroleum Corporation	52,853	3,385,763
ONEOK Incorporated	39,229	2,209,770
Phillips 66 Company	44,687	4,038,364
Plains GP Holdings LP Class A	14,253	296,462
Southwestern Energy Company †	54,730	195,386
Valero Energy Corporation	45,788	4,140,151

		73,275,765

Financials: 9.24%

Banks: 1.95%
Associated Banc Corporation	16,319	403,079
Bank of Hawaii Corporation	4,525	371,095
BankUnited Incorporated	11,468	461,243
BB&T Corporation	85,069	4,623,500
Chemical Financial Corporation	7,658	422,645
CIT Group Incorporated	14,239	755,379
Citizens Financial Group Incorporated	53,256	2,316,103
Commerce Bancshares Incorporated	10,271	593,356
First Horizon National Corporation	25,048	477,164

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	167

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
FNB Corporation	34,948	$489,971
Fulton Financial Corporation	18,925	342,543
Hancock Holding Company	9,109	470,935
Huntington Bancshares Incorporated	115,553	1,814,182
IBERIABANK Corporation	5,685	459,348
Investors Bancorp Incorporated	27,566	372,141
M&T Bank Corporation	14,639	2,779,068
MB Financial Incorporated	8,818	361,626
People’s United Financial Incorporated	36,945	707,127
PNC Financial Services Group Incorporated	50,594	7,976,650
Synovus Financial Corporation	12,026	592,882
UMB Financial Corporation	5,045	368,285
Umpqua Holdings Corporation	23,424	499,165
US Bancorp	168,040	9,134,654
Wintrust Financial Corporation	6,023	509,004

		37,301,145

Capital Markets: 1.74%
BGC Partners Incorporated	24,681	326,283
CBOE Holdings Incorporated	11,638	1,303,572
CME Group Incorporated	35,704	5,932,577
Eaton Vance Corporation	11,776	623,304
FactSet Research Systems Incorporated	4,068	826,536
Franklin Resources Incorporated	35,750	1,382,453
Intercontinental Exchange Incorporated	60,008	4,385,385
Lazard Limited Class A	13,413	723,900
Legg Mason Incorporated	9,259	369,527
LPL Financial Holdings Incorporated	9,475	608,958
MarketAxess Holdings Incorporated	3,869	783,086
Moody’s Corporation	17,435	2,909,553
MSCI Incorporated	9,320	1,318,966
Raymond James Financial Incorporated	13,809	1,280,232
S&P Global Incorporated	27,246	5,225,783
SEI Investments Company	15,262	1,111,531
Stifel Financial Corporation	6,940	443,258
T. Rowe Price Group Incorporated	24,319	2,721,296
The NASDAQ OMX Group Incorporated	12,245	988,784

		33,264,984

Consumer Finance: 0.85%
Ally Financial Incorporated	47,485	1,324,832
American Express Company	77,078	7,515,876
Credit Acceptance Corporation †	1,314	413,503
Discover Financial Services	38,490	3,034,167
Navient Corporation	29,406	381,102
SLM Corporation †	45,791	499,580
Synchrony Financial	81,692	2,972,772

		16,141,832

The accompanying notes are an integral part of these financial statements.

168	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Diversified Financial Services: 1.55%
Berkshire Hathaway Incorporated Class B †	133,640	$27,690,208
Interactive Brokers Group Incorporated	7,411	514,323
Leucadia National Corporation	34,188	820,170
Starwood Property Trust	27,104	548,856

		29,573,557

Insurance: 2.86%
AFLAC Incorporated	41,602	3,697,586
Alleghany Corporation †	1,582	958,929
American Financial Group Incorporated	7,578	854,798
Aon plc	26,946	3,781,063
Arch Capital Group Limited †	13,684	1,207,476
Arthur J. Gallagher & Company	19,137	1,322,558
Assurant Incorporated	5,738	490,427
Assured Guaranty Limited	12,564	434,463
Athene Holding Limited Class A †	12,326	581,910
Axis Capital Holdings Limited	8,864	437,350
Brown & Brown Incorporated	12,276	646,209
Chubb Limited	46,453	6,592,610
Cincinnati Financial Corporation	16,596	1,237,896
CNO Financial Group Incorporated	17,944	404,458
Erie Indemnity Company Class A	2,660	307,682
Everest Reinsurance Group Limited	4,381	1,052,491
First American Financial Corporation	11,411	662,180
Loews Corporation	31,385	1,548,222
Markel Corporation †	1,440	1,601,280
Marsh & McLennan Companies Incorporated	54,427	4,518,530
Old Republic International Corporation	26,043	521,641
Primerica Incorporated	4,817	469,658
ProAssurance Corporation	5,564	265,959
Reinsurance Group of America Incorporated	6,927	1,065,303
Selective Insurance Group Incorporated	6,163	350,367
The Allstate Corporation	37,433	3,453,569
The Hanover Insurance Group Incorporated	4,451	480,307
The Hartford Financial Services Group Incorporated	38,921	2,056,975
The Progressive Corporation	60,814	3,501,670
The Travelers Companies Incorporated	29,078	4,041,842
Torchmark Corporation	11,540	985,170
Unum Group	23,889	1,217,383
Validus Holdings Limited	8,380	566,823
W.R. Berkley Corporation	9,865	674,569
White Mountain Insurance Group Limited	432	348,559
Willis Towers Watson plc	13,838	2,185,020

		54,522,933

Mortgage REITs: 0.18%
AGNC Investment Corporation	41,462	743,828
Annaly Capital Management Incorporated	123,668	1,240,390
Chimera Investment Corporation	19,664	329,569
Granite Point Mortgage Trust Incorporated	3,554	59,885

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	169

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Mortgage REITs (continued)
MFA Financial Incorporated	42,157	$300,158
New Residential Investment Corporation	32,291	520,854
Two Harbors Investment Corporation	18,388	270,120

		3,464,804

Thrifts & Mortgage Finance: 0.11%
Essent Group Limited †	9,051	408,110
MGIC Investment Corporation †	39,795	548,773
New York Community Bancorp Incorporated	51,086	695,791
Radian Group Incorporated	23,518	482,589

		2,135,263

Health Care: 16.73%

Biotechnology: 2.39%
AbbVie Incorporated	165,997	19,227,433
Amgen Incorporated	76,289	14,019,630
Bioverativ Incorporated †	11,167	1,168,962
Gilead Sciences Incorporated	136,505	10,747,039
United Therapeutics Corporation †	4,462	516,923

		45,679,987

Health Care Equipment & Supplies: 3.98%
Abbott Laboratories	181,543	10,952,489
ABIOMED Incorporated †	4,414	1,183,747
Align Technology Incorporated †	7,669	2,013,266
Baxter International Incorporated	53,429	3,621,952
Becton Dickinson & Company	28,017	6,220,334
Boston Scientific Corporation †	144,330	3,934,436
Cantel Medical Corporation	3,709	431,394
Danaher Corporation	65,020	6,357,656
Dentsply Sirona Incorporated	24,807	1,390,680
DexCom Incorporated †	9,169	514,748
Edwards Lifesciences Corporation †	22,219	2,970,014
Hill-Rom Holdings Incorporated	6,830	571,398
Hologic Incorporated †	30,192	1,172,355
IDEXX Laboratories Incorporated †	9,035	1,691,623
Insulet Corporation †	6,071	455,871
Integra LifeSciences Holdings Corporation †	6,739	355,347
Intuitive Surgical Incorporated †	11,663	4,973,686
LivaNova plc †	5,152	462,340
Masimo Corporation †	5,078	444,477
Medtronic plc	144,439	11,539,232
NuVasive Incorporated †	5,385	260,419
ResMed Incorporated	14,977	1,426,859
Steris plc	8,918	814,213
Stryker Corporation	32,094	5,204,363
Teleflex Incorporated	4,769	1,191,439
The Cooper Companies Incorporated	5,218	1,202,853
Varian Medical Systems Incorporated †	9,721	1,160,104

The accompanying notes are an integral part of these financial statements.

170	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services Incorporated	7,829	$682,845
Wright Medical Group NV †	10,856	220,920
Zimmer Biomet Holdings Incorporated	21,448	2,493,330

		75,914,390

Health Care Providers & Services: 3.66%
Aetna Incorporated	35,209	6,234,106
AmerisourceBergen Corporation	17,223	1,638,941
Anthem Incorporated	27,088	6,375,973
Cardinal Health Incorporated	33,468	2,316,320
Centene Corporation †	17,215	1,745,945
Chemed Corporation	1,656	429,947
Cigna Corporation	26,030	5,099,017
DaVita HealthCare Partners Incorporated †	15,815	1,138,996
Encompass Health Corporation	10,611	565,142
Express Scripts Holding Company †	59,272	4,472,072
HCA Holdings Incorporated	29,077	2,885,892
Henry Schein Incorporated †	16,324	1,080,486
Humana Incorporated	14,764	4,013,150
Laboratory Corporation of America Holdings †	10,715	1,850,481
McKesson Corporation	22,446	3,349,617
MEDNAX Incorporated †	9,812	539,464
Patterson Companies Incorporated	8,791	277,620
Quest Diagnostics Incorporated	14,293	1,472,894
UnitedHealth Group Incorporated	99,297	22,457,010
Universal Health Services Incorporated Class B	9,134	1,043,103
WellCare Health Plans Incorporated †	4,690	909,438

		69,895,614

Health Care Technology: 0.16%
athenahealth Incorporated †	4,092	571,816
Cerner Corporation †	33,308	2,137,041
Medidata Solutions Incorporated †	5,834	383,060

		3,091,917

Life Sciences Tools & Services: 1.09%
Agilent Technologies Incorporated	33,975	2,330,345
Bio-Rad Laboratories Incorporated Class A †	2,217	598,679
Bio-Techne Corporation	3,941	557,021
Charles River Laboratories International Incorporated †	4,908	523,242
ICON plc ADR †	5,561	630,117
IQVIA Holdings Incorporated †	16,011	1,574,362
Mettler-Toledo International Incorporated †	2,664	1,641,610
PerkinElmer Incorporated	11,570	883,254
PRA Health Sciences Incorporated †	5,201	436,884
Qiagen NV †	22,948	773,348
Syneos Health Incorporated †	8,547	358,119
Thermo Fisher Scientific Incorporated	42,622	8,890,097
Waters Corporation †	8,079	1,653,287

		20,850,365

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	171

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Pharmaceuticals: 5.45%
Bristol-Myers Squibb Company	174,071	$11,523,500
Catalent Incorporated †	13,757	574,355
Eli Lilly & Company	104,518	8,049,976
Johnson & Johnson	287,597	37,353,098
Mallinckrodt plc †	10,410	173,639
Merck & Company Incorporated	291,709	15,816,462
Mylan NV †	54,621	2,202,319
Perrigo Company plc	14,179	1,155,021
Pfizer Incorporated	634,232	23,028,964
Zoetis Incorporated	51,716	4,181,756

		104,059,090

Industrials: 12.87%

Aerospace & Defense: 3.81%
BWX Technologies Incorporated	10,298	648,362
Curtiss-Wright Corporation	4,237	571,910
General Dynamics Corporation	27,340	6,081,783
Harris Corporation	12,552	1,959,995
Hexcel Corporation	9,450	635,796
Huntington Ingalls Industries Incorporated	4,700	1,231,447
L-3 Technologies Incorporated	8,181	1,697,967
Lockheed Martin Corporation	25,785	9,087,665
Northrop Grumman Corporation	18,368	6,429,535
Orbital ATK Incorporated	6,093	804,642
Raytheon Company	30,531	6,640,798
Rockwell Collins Incorporated	17,238	2,374,017
Spirit AeroSystems Holdings Incorporated Class A	12,425	1,134,278
Teledyne Technologies Incorporated †	3,433	638,355
Textron Incorporated	25,454	1,523,422
The Boeing Company	57,794	20,933,565
United Technologies Corporation	77,185	10,399,907

		72,793,444

Air Freight & Logistics: 0.86%
C.H. Robinson Worldwide Incorporated	14,457	1,349,706
Expeditors International of Washington Incorporated	19,012	1,235,020
FedEx Corporation	25,824	6,363,292
United Parcel Service Incorporated Class B	72,091	7,527,021

		16,475,039

Airlines: 0.35%
Alaska Air Group Incorporated	13,106	845,337
JetBlue Airways Corporation †	34,131	718,458
Southwest Airlines Company	56,950	3,293,988
United Continental Holdings Incorporated †	27,053	1,833,923

		6,691,706

The accompanying notes are an integral part of these financial statements.

172	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Building Products: 0.50%
A.O. Smith Corporation	15,272	$980,310
Allegion plc	9,951	836,979
Fortune Brands Home & Security Incorporated	15,961	968,194
Johnson Controls International plc	100,236	3,695,701
Lennox International Incorporated	4,163	851,875
Masco Corporation	33,133	1,362,429
Owens Corning Incorporated	11,717	952,592

		9,648,080

Commercial Services & Supplies: 0.60%
Cintas Corporation	8,989	1,534,063
Clean Harbors Incorporated †	5,542	276,712
Copart Incorporated †	21,320	997,989
Deluxe Corporation	5,098	361,958
Healthcare Services Group Incorporated	7,467	339,226
KAR Auction Services Incorporated	14,430	780,374
Republic Services Incorporated	24,072	1,617,157
Rollins Incorporated	10,218	513,659
Stericycle Incorporated †	8,839	553,940
The Brink’s Company	5,204	382,494
Waste Management Incorporated	46,980	4,055,314

		11,412,886

Construction & Engineering: 0.19%
AECOM Technology Corporation †	16,432	583,500
EMCOR Group Incorporated	6,184	471,901
Fluor Corporation	14,756	839,616
Jacobs Engineering Group Incorporated	12,535	765,387
Quanta Services Incorporated †	15,869	546,528
Valmont Industries Incorporated	2,318	340,978

		3,547,910

Electrical Equipment: 0.83%
Acuity Brands Incorporated	4,425	630,917
AMETEK Incorporated	23,867	1,807,687
Eaton Corporation plc	46,790	3,775,953
Emerson Electric Company	66,815	4,747,874
EnerSys	4,559	317,717
Hubbell Incorporated	5,811	761,532
Regal-Beloit Corporation	4,719	341,184
Rockwell Automation Incorporated	13,428	2,427,782
Sensata Technologies Holding NV †	18,266	965,541

		15,776,187

Industrial Conglomerates: 1.58%
3M Company	62,336	14,680,751
Carlisle Companies Incorporated	6,614	680,647
Honeywell International Incorporated	79,592	12,027,147
Roper Industries Incorporated	10,492	2,886,244

		30,274,789

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	173

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Machinery: 2.05%
AGCO Corporation	7,078	$471,395
Allison Transmission Holdings Incorporated	14,736	583,988
Barnes Group Incorporated	5,298	319,522
Crane Company Crane Co	5,310	490,166
Cummins Incorporated	17,122	2,879,407
Deere & Company	33,905	5,454,297
Donaldson Company Incorporated	13,461	638,859
Dover Corporation	16,090	1,610,609
Fortive Corporation	32,201	2,473,037
Graco Incorporated Graco Inc	17,328	768,497
IDEX Corporation	7,953	1,087,970
Illinois Tool Works Incorporated	30,038	4,849,335
Ingersoll-Rand plc	26,482	2,351,602
ITT Incorporated	9,283	465,821
John Bean Technologies Corporation	3,277	362,928
Kennametal Incorporated	8,381	345,297
Lincoln Electric Holdings Incorporated	6,393	559,643
Nordson Corporation	5,273	706,951
Oshkosh Corporation	7,807	616,207
Paccar Incorporated	35,929	2,572,157
Parker-Hannifin Corporation	13,808	2,464,314
Snap-on Incorporated	6,008	956,594
Stanley Black & Decker Incorporated	16,022	2,550,542
The Timken Company	7,394	323,857
The Toro Company	11,069	703,656
WABCO Holdings Incorporated †	5,689	784,911
Woodward Governor Company	5,859	414,993
Xylem Incorporated	18,783	1,400,836

		39,207,391

Marine: 0.02%
Kirby Corporation †	5,006	375,450

Professional Services: 0.47%
Dun & Bradstreet Corporation	3,841	480,279
Equifax Incorporated	12,530	1,415,890
IHS Markit Limited †	35,115	1,652,161
Manpower Incorporated	7,148	846,752
Nielsen Holdings plc	37,433	1,221,439
Robert Half International Incorporated	12,973	740,369
TransUnion †	15,907	907,812
Verisk Analytics Incorporated †	16,045	1,639,639

		8,904,341

Road & Rail: 1.31%
AMERCO	891	306,504
CSX Corporation	90,334	4,852,742
J.B. Hunt Transport Services Incorporated	8,997	1,066,774
Kansas City Southern	10,979	1,131,276

The accompanying notes are an integral part of these financial statements.

174	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Road & Rail (continued)
Knight-Swift Transportation Holdings Incorporated	17,648	$849,928
Landstar System Incorporated	4,366	475,021
Norfolk Southern Corporation	30,252	4,207,448
Old Dominion Freight Line Incorporated	7,085	984,248
Ryder System Incorporated	5,506	398,469
Union Pacific Corporation	82,947	10,803,847

		25,076,257

Trading Companies & Distributors: 0.28%
Beacon Roofing Supply Incorporated †	7,027	371,799
Fastenal Company	29,925	1,637,496
HD Supply Holdings Incorporated †	18,661	676,461
MSC Industrial Direct Company Class A	4,550	398,034
W.W. Grainger Incorporated	5,594	1,463,111
Watsco Incorporated	3,196	528,523
WESCO International Incorporated †	5,057	314,798

		5,390,222

Transportation Infrastructure: 0.02%
Macquarie Infrastructure Company LLC	8,124	329,022

Information Technology: 16.92%

Communications Equipment: 1.66%
Arista Networks Incorporated †	5,085	1,371,628
ARRIS International plc †	18,404	469,302
Ciena Corporation †	14,644	339,301
Cisco Systems Incorporated	531,095	23,782,434
CommScope Holdings Incorporated †	20,509	793,903
F5 Networks Incorporated †	6,541	971,469
Juniper Networks Incorporated	42,326	1,086,085
Lumentum Holdings Incorporated †	6,381	389,241
Motorola Solutions Incorporated	17,313	1,837,775
NetScout Systems Incorporated †	9,438	250,579
Viasat Incorporated †	5,853	408,481

		31,700,198

Electronic Equipment, Instruments & Components: 0.94%
Amphenol Corporation Class A	32,179	2,940,839
Arrow Electronics Incorporated †	9,313	759,755
Avnet Incorporated	12,847	548,567
CDW Corporation of Delaware	16,086	1,173,152
Coherent Incorporated †	2,611	546,117
Corning Incorporated	96,531	2,807,121
Dolby Laboratories Incorporated Class A	5,888	380,070
FLIR Systems Incorporated	14,472	710,575
Jabil Circuit Incorporated	17,967	486,726
Keysight Technologies Incorporated †	19,558	919,422
Littelfuse Incorporated	2,377	493,228
National Instruments Corporation	12,435	628,714

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	175

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Synnex Corporation	3,142	$388,508
TE Connectivity Limited	37,593	3,875,462
Tech Data Corporation †	4,121	425,864
Zebra Technologies Corporation Class A †	5,553	767,091

		17,851,211

Internet Software & Services: 4.23%
Alphabet Incorporated Class A †	31,830	35,137,774
Alphabet Incorporated Class C †	32,344	35,731,387
eBay Incorporated †	106,729	4,574,405
GoDaddy Incorporated Class A †	11,420	683,030
GrubHub Incorporated †	8,976	892,304
IAC Corporation †	7,815	1,163,732
J2 Global Incorporated	5,083	376,244
Stamps.com Incorporated †	1,778	339,687
VeriSign Incorporated †	9,083	1,053,810
Yelp Incorporated †	8,369	364,554
Zillow Group Incorporated Class C †	11,390	542,961

		80,859,888

IT Services: 4.00%
Accenture plc Class A	65,406	10,531,020
Alliance Data Systems Corporation	4,985	1,201,186
Amdocs Limited	15,594	1,025,929
Automatic Data Processing Incorporated	43,770	5,047,556
Booz Allen Hamilton Holding Corporation	15,085	572,174
Broadridge Financial Solutions Incorporated	12,138	1,218,412
CACI International Incorporated Class A †	2,537	378,140
Cognizant Technology Solutions Corporation Class A	62,545	5,129,941
Conduent Incorporated †	20,997	396,843
CoreLogic Incorporated †	8,679	394,895
CSRA Incorporated	16,957	687,267
DST Systems Incorporated	6,269	521,393
DXC Technology Company	30,110	3,087,479
EPAM Systems Incorporated †	5,373	607,794
Euronet Worldwide Incorporated †	5,326	452,018
Fidelity National Information Services Incorporated	34,582	3,360,679
First Data Corporation Class A †	46,988	733,953
Fiserv Incorporated †	21,889	3,138,664
Gartner Incorporated †	9,266	1,050,857
Genpact Limited	14,879	466,754
Global Payments Incorporated	15,885	1,801,200
International Business Machines Corporation	93,443	14,561,223
Jack Henry & Associates Incorporated	8,061	945,555
Leidos Holdings Incorporated	15,721	995,297
Maximus Incorporated	6,706	449,168
Paychex Incorporated	33,810	2,202,045
PayPal Holdings Incorporated †	116,888	9,282,076
Sabre Corporation	20,642	474,147

The accompanying notes are an integral part of these financial statements.

176	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

IT Services (continued)
Square Incorporated Class A †	25,684	$1,182,748
Teradata Corporation †	13,207	486,282
The Western Union Company	49,190	974,946
Total System Services Incorporated	17,405	1,530,770
Worldpay Incorporated Class A †	18,016	1,464,340

		76,352,751

Semiconductors & Semiconductor Equipment: 3.10%
Advanced Energy Industries Incorporated †	4,292	284,645
Applied Materials Incorporated	113,723	6,549,308
Cirrus Logic Incorporated †	6,749	299,048
Cree Incorporated †	9,992	377,997
Cypress Semiconductor Corporation	33,377	583,096
Entegris Incorporated	14,763	490,132
Intel Corporation	491,830	24,242,301
KLA-Tencor Corporation	16,361	1,853,865
Lam Research Corporation	17,457	3,349,300
Maxim Integrated Products Incorporated	29,687	1,809,126
Microchip Technology Incorporated	24,219	2,153,796
MKS Instruments Incorporated	5,764	641,821
Monolithic Power Systems Incorporated	4,016	470,113
ON Semiconductor Corporation †	44,001	1,052,504
Silicon Laboratories Incorporated †	4,451	416,169
Teradyne Incorporated	21,222	963,479
Texas Instruments Incorporated	105,009	11,377,725
Versum Materials Incorporated	11,611	429,839
Xilinx Incorporated	26,421	1,882,496

		59,226,760

Software: 2.54%
Activision Blizzard Incorporated	74,709	5,463,469
Ansys Incorporated †	8,863	1,417,548
Aspen Technology Incorporated †	7,722	596,756
Blackbaud Incorporated	5,035	516,188
CA Incorporated	33,319	1,169,497
Cadence Design Systems Incorporated †	29,005	1,124,524
CDK Global Incorporated	14,845	1,019,555
Citrix Systems Incorporated †	15,134	1,392,328
Electronic Arts Incorporated †	32,068	3,966,812
Ellie Mae Incorporated †	3,517	311,852
Fair Isaac Corporation	3,173	539,220
Intuit Incorporated	25,390	4,236,575
Manhattan Associates Incorporated †	7,250	305,225
Micro Focus International plc ADR	1	28
Nuance Communications Incorporated †	32,108	515,654
Oracle Corporation	321,791	16,305,150
Red Hat Incorporated †	18,461	2,721,151
SS&C Technologies Holdings Incorporated	18,331	907,751
Symantec Corporation	64,038	1,683,559

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	177

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Software (continued)
Synopsys Incorporated †	15,283	$1,294,012
Take-Two Interactive Software Incorporated †	11,128	1,244,889
Tyler Technologies Incorporated †	3,671	745,617
VMware Incorporated Class A †	8,086	1,065,331

		48,542,691

Technology Hardware, Storage & Peripherals: 0.45%
HP Incorporated	178,102	4,165,806
NCR Corporation †	13,036	430,188
NetApp Incorporated	28,647	1,734,576
Seagate Technology plc	30,590	1,633,506
Xerox Corporation	22,310	676,439

		8,640,515

Materials: 3.94%

Chemicals: 2.71%
Ashland Global Holdings Incorporated	6,603	467,624
Axalta Coating Systems Limited †	27,631	851,035
Cabot Corporation	5,807	349,465
Celanese Corporation Series A	14,356	1,447,946
DowDuPont Incorporated	248,368	17,460,270
Eastman Chemical Company	13,953	1,410,369
Ecolab Incorporated	27,541	3,592,723
Huntsman Corporation	21,343	688,739
International Flavors & Fragrances Incorporated	8,362	1,181,133
LyondellBasell Industries NV Class A	34,510	3,734,672
Monsanto Company	45,654	5,632,334
NewMarket Corporation	987	412,477
Olin Corporation	17,420	566,150
PolyOne Corporation	8,659	357,703
PPG Industries Incorporated	27,334	3,073,435
Praxair Incorporated	30,755	4,605,561
RPM International Incorporated	14,075	700,513
Scotts Miracle-Gro Company Class A	4,495	403,831
Sensient Technologies Corporation	4,636	333,560
The Sherwin-Williams Company	8,625	3,463,628
Valvoline Incorporated	21,328	488,624
W.R. Grace & Company	7,263	480,665

		51,702,457

Construction Materials: 0.11%
Eagle Materials Incorporated	4,814	482,507
Martin Marietta Materials Incorporated	6,679	1,362,048
Summit Materials Incorporated Class A †	11,471	362,828

		2,207,383

The accompanying notes are an integral part of these financial statements.

178	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Containers & Packaging: 0.52%
AptarGroup Incorporated	6,489	$580,246
Avery Dennison Corporation	9,201	1,087,098
Ball Corporation	36,863	1,472,677
Bemis Company Incorporated	9,524	419,913
Berry Global Group Incorporated †	13,757	748,381
Crown Holdings Incorporated †	13,988	697,162
Graphic Packaging Holding Company	32,381	495,753
Owens-Illinois Incorporated †	16,975	365,981
Packaging Corporation of America	9,661	1,151,591
Sealed Air Corporation	19,735	836,172
Sonoco Products Company	10,322	495,146
WestRock Company	25,941	1,705,880

		10,056,000

Metals & Mining: 0.44%
Alcoa Corporation †	19,504	877,095
Newmont Mining Corporation	56,164	2,145,465
Nucor Corporation	33,887	2,216,210
Reliance Steel & Aluminum Company	7,450	671,767
Royal Gold Incorporated	6,854	553,598
Steel Dynamics Incorporated	24,134	1,116,198
United States Steel Corporation	18,305	796,451

		8,376,784

Paper & Forest Products: 0.16%
International Paper Company	43,006	2,562,728
Louisiana-Pacific Corporation	15,355	437,618

		3,000,346

Real Estate: 4.73%

Equity REITs: 4.59%
Alexandria Real Estate Equities Incorporated	9,833	1,192,841
American Campus Communities Incorporated	14,528	529,981
American Homes 4 Rent Class A	27,176	521,507
American Tower Corporation	46,485	6,476,755
Apartment Investment & Management Company Class A	16,737	647,052
Apple Hospitality REIT Incorporated	22,324	379,285
AvalonBay Communities Incorporated	14,757	2,302,387
Boston Properties Incorporated	16,316	1,939,483
Brandywine Realty Trust	18,607	291,386
Brixmor Property Group Incorporated	32,527	505,470
Camden Property Trust	9,751	777,252
Colony NorthStar Incorporated Class A	57,860	450,151
CoreCivic Incorporated	12,436	258,544
CoreSite Realty Corporation	3,556	333,731
Corporate Office Properties Trust	10,599	264,551
Cousins Properties Incorporated	44,538	371,447
Crown Castle International Corporation	43,188	4,753,271
CubeSmart REIT	18,984	508,961
CyrusOne Incorporated	9,091	453,641

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	179

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
DCT Industrial Trust Incorporated	9,898	$547,854
Digital Realty Trust Incorporated	21,989	2,212,973
Douglas Emmett Incorporated	16,556	591,877
Duke Realty Corporation	38,570	955,379
Empire State Realty Trust Incorporated	16,859	284,243
EPR Properties	7,751	446,690
Equinix Incorporated	8,350	3,274,035
Equity Commonwealth †	13,252	389,874
Equity Lifestyle Properties Incorporated	8,657	732,469
Equity Residential	38,613	2,171,209
Essex Property Trust Incorporated	7,039	1,575,539
Extra Space Storage Incorporated	12,946	1,101,057
Federal Realty Investment Trust	7,681	875,173
First Industrial Realty Trust Incorporated	12,506	350,543
Forest City Realty Trust Incorporated	27,596	586,967
Gaming and Leisure Properties Incorporated	20,900	695,134
GGP Incorporated	58,921	1,247,358
Gramercy Property Trust Incorporated	16,986	367,747
HCP Incorporated	50,841	1,100,199
Healthcare Realty Trust Incorporated	12,988	344,831
Healthcare Trust of America Incorporated Class A	21,328	530,001
Highwoods Properties Incorporated	10,817	465,239
Hospitality Properties Trust	17,050	433,752
Host Hotels & Resorts Incorporated	77,525	1,438,864
Hudson Pacific Properties Incorporated	16,411	518,095
Iron Mountain Incorporated	26,385	830,072
JBG Smith Properties	11,619	379,360
Kilroy Realty Corporation	10,375	706,538
Kimco Realty Corporation	44,049	658,973
Lamar Advertising Company Class A	8,718	579,485
LaSalle Hotel Properties	11,962	293,428
Liberty Property Trust	15,512	609,001
Life Storage Incorporated	4,862	381,959
Medical Properties Trust Incorporated	38,562	472,770
Mid-America Apartment Communities Incorporated	12,049	1,034,045
National Health Investors Incorporated	4,222	273,881
National Retail Properties Incorporated	15,884	591,520
Omega Healthcare Investors Incorporated	20,695	527,309
Outfront Media Incorporated	14,818	303,917
Paramount Group Incorporated	21,704	302,771
Park Hotels & Resorts Incorporated	15,091	392,215
Physicians Realty Trust	19,337	277,873
Piedmont Office Realty Trust Incorporated Class A	15,346	275,614
Prologis Incorporated	56,055	3,401,417
Public Storage Incorporated	15,647	3,042,403
Rayonier Incorporated	13,645	463,794
Realty Income Corporation	29,284	1,440,187
Regency Centers Corporation	16,029	931,445
Retail Properties of America Incorporated Class A	24,494	292,948
RLJ Lodging Trust	18,029	357,154

The accompanying notes are an integral part of these financial statements.

180	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
Sabra Health Care REIT Incorporated	18,635	$314,559
SBA Communications Corporation †	12,699	1,997,172
Senior Housing Properties Trust	25,031	378,969
Simon Property Group Incorporated	32,329	4,962,825
SL Green Realty Corporation	10,470	1,014,752
Spirit Realty Capital Incorporated	47,893	373,565
STORE Capital Corporation	18,115	431,862
Sun Communities Incorporated	8,034	703,457
Sunstone Hotel Investors Incorporated	23,738	342,539
Taubman Centers Incorporated	6,107	357,015
The Geo Group Incorporated	12,967	276,197
The Macerich Company	14,628	862,174
UDR Incorporated	28,261	950,135
Ventas Incorporated	37,895	1,831,086
VEREIT Incorporated	104,263	714,202
Vornado Realty Trust	18,257	1,213,543
Weingarten Realty Investors	12,788	346,938
Welltower Incorporated	39,211	2,058,578
Weyerhaeuser Company	80,062	2,804,572
WP Carey Incorporated	11,234	673,141

		87,622,158

Real Estate Management & Development: 0.14%
CBRE Group Incorporated Class A †	32,267	1,508,482
Jones Lang LaSalle Incorporated	4,780	767,716
Realogy Holdings Corporation	14,043	358,799

		2,634,997

Telecommunication Services: 2.49%

Diversified Telecommunication Services: 2.37%
AT&T Incorporated	657,185	23,855,816
CenturyLink Incorporated	58,072	1,026,132
Verizon Communications Incorporated	427,220	20,395,483

		45,277,431

Wireless Telecommunication Services: 0.12%
T-Mobile US Incorporated †	31,612	1,916,003
Telephone & Data Systems Incorporated	10,653	298,710

		2,214,713

Utilities: 4.04%

Electric Utilities: 2.33%
ALLETE Incorporated	5,380	366,647
Alliant Energy Corporation	24,404	943,215
American Electric Power Company Incorporated	52,134	3,418,948
Duke Energy Corporation	74,505	5,613,208
Edison International	34,767	2,106,533
Entergy Corporation	18,992	1,439,973

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	181

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Electric Utilities (continued)
Eversource Energy	33,532	$1,911,324
Exelon Corporation	102,273	3,788,192
FirstEnergy Corporation	48,900	1,580,937
Great Plains Energy Incorporated	22,701	661,734
Hawaiian Electric Industries Incorporated	11,389	375,381
IDACORP Incorporated	5,277	427,701
NextEra Energy Incorporated	49,902	7,592,589
OGE Energy Corporation	20,970	657,200
PG&E Corporation	55,448	2,278,358
Pinnacle West Capital Corporation	11,711	901,279
PNM Resources Incorporated	8,296	292,019
Portland General Electric Company	9,313	370,005
PPL Corporation	72,541	2,078,300
The Southern Company	106,432	4,582,962
Westar Energy Incorporated	14,822	722,276
Xcel Energy Incorporated	53,612	2,320,327

		44,429,108

Gas Utilities: 0.20%
Atmos Energy Corporation	10,970	882,975
National Fuel Gas Company	8,888	439,334
New Jersey Resources Corporation	9,056	345,034
ONE Gas Incorporated	5,458	347,074
Southwest Gas Corporation	4,492	295,933
Spire Incorporated	4,940	334,932
UGI Corporation	17,975	774,543
WGL Holdings Incorporated	5,389	448,688

		3,868,513

Independent Power & Renewable Electricity Producers: 0.14%
AES Corporation	70,392	765,161
Calpine Corporation †	38,338	583,504
NRG Energy Incorporated	33,279	860,595
Vistra Energy Corporation †	30,177	571,854

		2,781,114

Multi-Utilities: 1.26%
Ameren Corporation	25,687	1,394,804
Avista Corporation	6,791	324,814
Black Hills Corporation	5,638	286,354
CenterPoint Energy Incorporated	44,360	1,199,938
CMS Energy Corporation	29,633	1,257,921
Consolidated Edison Incorporated	32,792	2,455,793
Dominion Resources Incorporated	68,279	5,057,426
DTE Energy Company	18,847	1,899,401
MDU Resources Group Incorporated	20,498	538,892
NiSource Incorporated	34,016	786,790
Northwestern Corporation	5,032	257,035
Public Service Enterprise Group Incorporated	53,549	2,593,378

The accompanying notes are an integral part of these financial statements.

182	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name		Shares	Value

Multi-Utilities (continued)
SCANA Corporation		14,353	$569,384
Sempra Energy		26,625	2,901,593
Vectren Corporation		8,779	528,935
WEC Energy Group Incorporated		33,507	2,007,739

			24,060,197

Water Utilities: 0.11%
American Water Works Company Incorporated		18,763	1,489,032
Aqua America Incorporated		18,726	640,242

			2,129,274

Total Common Stocks (Cost $2,076,705,367)			1,861,636,202

	Yield
Short-Term Investments: 2.08%

Investment Companies: 2.08%
Wells Fargo Government Money Market Fund Select Class (u)(l)	1.29%	39,764,513	39,764,513

Total Short-Term Investments (Cost $39,764,513)			39,764,513

Total investments in securities (Cost $2,116,469,880)	99.56%	1,901,400,715
Other assets and liabilities, net	0.44	8,437,245

Total net assets	100.00%	$1,909,837,960

†	Non-income-earning security

(u)	The rate represents the 7-day annualized yield at period end.

(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	343	3-16-2018	$48,413,372	$46,551,960	$0	($1,861,412)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	2,136,819,337	2,097,054,824	39,764,513	$0	$0	$304,078	$39,764,513	2.08%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	183

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.51%

Consumer Discretionary: 16.67%

Auto Components: 1.22%
Adomani Incorporated †	13,505	$15,732
American Axle & Manufacturing Holdings Incorporated †	27,956	412,631
Cooper Tire & Rubber Company	16,946	531,257
Cooper-Standard Holdings Incorporated †	5,824	709,596
Dorman Products Incorporated †	11,068	763,692
Fox Factory Holding Corporation †	11,788	442,639
Gentherm Incorporated †	12,176	375,021
Horizon Global Corporation †	7,427	61,198
LCI Industries	7,930	866,749
Modine Manufacturing Company †	16,329	375,567
Motorcar Parts of America Incorporated †	6,068	123,666
Shiloh Industries Incorporated †	4,421	32,229
Standard Motor Products Incorporated	6,781	316,401
Stoneridge Incorporated †	9,125	198,560
Strattec Security Corporation	1,253	43,166
Superior Industries International Incorporated	7,724	111,612
Tower International Incorporated	6,558	171,164
Voxx International Corporation †	6,420	34,668

		5,585,548

Automobiles: 0.09%
Winnebago Industries Incorporated	10,055	437,895

Distributors: 0.08%
Core Mark Holding Company Incorporated	14,941	305,842
Weyco Group Incorporated	2,072	63,051

		368,893

Diversified Consumer Services: 0.86%
Adtalem Global Education Incorporated †	18,342	844,649
American Public Education Incorporated †	5,176	159,162
Ascent Media Corporation †	3,740	25,432
Bridgepoint Education Incorporated †	6,798	45,343
Capella Education Company	3,786	294,172
Carriage Services Incorporated	5,034	137,025
Collectors Universe	2,746	42,755
Graham Holdings Company Class B	1,449	840,565
K12 Incorporated †	11,387	170,008
Laureate Education Incorporated Class A †	16,636	222,423
Liberty Tax Incorporated	3,047	23,919
Regis Corporation †	11,746	188,993
Strayer Education Incorporated	3,459	310,065
Weight Watchers International Incorporated †	8,998	608,445

		3,912,956

The accompanying notes are an integral part of these financial statements.

184	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Hotels, Restaurants & Leisure: 4.09%
Bbx Capital Corporation	19,814	$170,797
BJ’s Restaurants Incorporated	6,820	296,670
Bloomin’ Brands Incorporated	28,229	651,808
Bojangles Incorporated †	5,714	74,853
Brinker International Incorporated	15,976	550,054
Carrols Restaurant Group Incorporated †	11,349	145,835
Century Casinos Incorporated †	7,105	56,627
Choice Hotels International Incorporated	11,891	941,173
Churchill Downs Incorporated	3,877	1,001,041
Chuy’s Holding Incorporated †	5,545	149,715
Dave & Buster’s Entertainment Incorporated †	13,218	591,770
Del Frisco’s Restaurant Group Incorporated †	7,130	118,715
Del Taco Restaurants Incorporated †	9,837	123,946
Denny’s Corporation †	21,578	324,533
DineEquity Incorporated	5,659	429,971
Drive Shack Incorporated †	19,232	97,122
El Pollo Loco Holdings Incorporated †	7,158	69,791
Eldorado Resorts Incorporated †	17,043	581,166
Fiesta Restaurant Group Incorporated †	6,989	118,813
Fogo De Chao Incorporated †	3,563	55,583
Golden Entertainment Incorporated †	3,858	107,600
Hyatt Hotels Corporation Class A	13,873	1,071,967
Inspired Entertainment Incorporated †	2,940	15,876
International Speedway Corporation Class A	7,648	344,160
Interval Leisure Group Incorporated	34,962	1,061,446
J. Alexander’s Holdings Incorporated †	4,421	43,768
Jamba Incorporated †	3,890	33,532
La Quinta Holdings Incorporated †	26,618	502,548
Lindblad Expeditions Holding †	7,876	72,538
Marcus Corporation	6,046	163,242
Marriott Vacations Worldwide Corporation	7,107	998,534
Monarch Casino & Resort Incorporated †	3,788	159,967
Nathan S Famous Incorporated	952	61,928
Papa John’s International Incorporated	8,676	500,952
Penn National Gaming Incorporated †	27,451	730,471
Pinnacle Entertainment Incorporated †	17,290	521,639
Planet Fitness Incorporated Class A †	27,932	1,032,925
Playa Hotels & Resorts NV †	29,028	292,602
Potbelly Corporation †	8,110	104,214
RCI Hospitality Holdings Incorporated	2,995	80,895
Red Lion Hotels Corporation †	5,178	50,227
Red Robin Gourmet Burgers Incorporated †	4,103	220,126
Red Rock Resorts Incorporated Class A	22,169	742,662
Ruth’s Chris Steak House Incorporated	9,831	241,351
SeaWorld Entertainment Incorporated †	21,995	321,787
Sonic Corporation	13,188	331,283
Speedway Motorsports Incorporated	3,872	76,007
The Cheesecake Factory Incorporated	14,492	673,733
The Habit Restaurants Incorporated Class A †	6,827	59,054
The Wendy’s Company	60,954	972,216

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	185

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Town Sports International Holdings Incorporated †	4,644	$26,935
Wingstop Incorporated	9,432	427,364
Zoe’s Kitchen Incorporated †	6,167	91,765

		18,685,297

Household Durables: 1.93%
AV Homes Incorporated †	3,460	58,128
Bassett Furniture Industries Incorporated	3,393	109,255
Cavco Industries Incorporated †	2,796	444,844
Century Communities Incorporated †	6,665	198,284
CSS Industries Incorporated	2,896	53,315
Ethan Allen Interiors Incorporated	8,225	195,344
Flexsteel Industries Incorporated	2,467	95,868
Green Brick Partners Incorporated †	7,738	78,154
Hamilton Beach Brand Class A	1,651	40,895
Helen of Troy Limited †	9,256	833,503
Hooker Furniture Corporation	3,697	138,083
Installed Building Products †	6,724	401,759
iRobot Corporation †	8,698	591,029
KB Home Incorporated	27,322	758,186
La-Z-Boy Incorporated	14,014	430,230
LGI Homes Incorporated †	5,611	317,526
Libbey Incorporated	7,620	47,777
Lifetime Brands Incorporated	3,994	55,716
M/I Homes Incorporated †	8,278	240,476
MDC Holdings Incorporated	14,964	414,204
Meritage Corporation †	12,392	525,421
PICO Holdings Incorporated	7,167	87,796
Roku Incorporated †	6,077	247,759
Taylor Morrison Home Corporation Class A †	23,753	533,017
The New Home Company Incorporated †	4,327	48,635
TopBuild Corporation †	11,856	825,652
Tupperware Brands Corporation	13,906	682,089
William Lyon Homes Class A †	8,852	223,779
Zagg Incorporated †	8,553	128,723

		8,805,447

Internet & Direct Marketing Retail: 0.59%
1-800-Flowers.com Incorporated Class A †	6,490	75,609
Blue Apron Holdings Incorporated Class A †	8,729	24,354
Duluth Holdings Incorporated Class B †	2,994	50,359
FTD Companies Incorporated †	4,289	25,820
Lands End Incorporated †	3,239	58,302
Liberty Expedia Holdings Incorporated Class A †	17,308	679,512
Nutrisystem Incorporated	9,327	286,805
Overstock.com Incorporated †	6,499	392,540
PetMed Express Incorporated	6,444	291,204
Shutterfly Incorporated †	10,490	804,898

		2,689,403

The accompanying notes are an integral part of these financial statements.

186	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Leisure Products: 0.39%
Acushnet Holdings Corporation	7,721	$163,608
American Outdoor Brands Corporation †	17,409	156,681
Callaway Golf Company	30,783	476,521
Clarus Corporation †	7,057	47,282
Escalade Incorporated	3,634	44,153
Jakks Pacific Incorporated †	7,242	15,932
Johnson Outdoors Incorporated Class A	1,687	103,987
Malibu Boats Incorporated Class A †	6,558	210,184
Marine Products Corporation	2,702	38,585
MCBC Holdings Incorporated †	6,069	148,751
Nautilus Group Incorporated †	10,069	119,318
Sturm, Ruger & Company Incorporated	5,658	243,577

		1,768,579

Media: 1.75%
A.H. Belo Corporation Class A	6,344	32,672
AMC Entertainment Holdings Class A	17,708	265,620
Clear Channel Outdoor Holdings Incorporated Class A	10,953	52,574
Entercom Communications Corporation	6,840	67,716
Entravision Communications Corporation Class A	20,812	134,237
Gannett Company Incorporated	37,116	372,645
Global Eagle Entertainment Incorporated †	14,313	19,323
Gray Television Incorporated †	21,827	301,213
Hemisphere Media Group Incorporated †	4,906	54,947
John Wiley & Sons Incorporated Class A	14,987	962,915
Lee Enterprises Incorporated †	15,705	38,477
Meredith Corporation	12,741	730,059
MSG Networks Incorporated Class A †	19,903	485,633
National CineMedia Incorporated	25,507	192,068
New Media Investment Group Incorporated	16,469	284,090
Reading International Incorporated Class A †	4,806	78,818
Regal Entertainment Group Class A	37,000	850,630
Saga Communications Incorporated Class A	1,739	67,821
Salem Communications	3,593	14,911
Scholastic Corporation	7,754	282,323
Sinclair Broadcast Group Incorporated Class A	24,666	833,711
The E.W. Scripps Company	18,652	256,838
The New York Times Company Class A	42,046	1,013,309
Townsquare Media Incorporated Class A †	2,405	16,739
Tronc Incorporated †	4,627	88,515
WideOpenWest Incorporated †	6,898	66,635
World Wrestling Entertainment Incorporated Class A	11,254	429,340

		7,993,779

Multiline Retail: 0.59%
Big Lots Stores Incorporated	13,866	779,269
Dillard’s Incorporated Class A	4,464	364,039
Fred’s Incorporated Class A	11,976	39,880
JCPenny Company Incorporated †	104,070	450,623

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	187

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Multiline Retail (continued)
Ollie’s Bargain Outlet Holdings Incorporated †	16,490	$978,682
Sears Holdings Corporation †	8,469	20,495
Tuesday Morning Corporation †	13,996	44,087

		2,677,075

Specialty Retail: 3.90%
Aaron’s Incorporated	23,240	1,073,920
Abercrombie & Fitch Company Class A	22,879	471,994
America’s Car-Mart Incorporated †	2,382	116,003
American Eagle Outfitters Incorporated	55,010	1,060,043
Asbury Automotive Group Incorporated †	6,281	413,604
At Home Group Incorporated †	2,599	76,904
Barnes & Noble Education Incorporated †	11,580	84,534
Barnes & Noble Incorporated	21,215	95,468
Big 5 Sporting Goods Corporation	6,880	42,312
Boot Barn Holdings Incorporated †	4,209	74,163
Build A Bear Workshop Incorporated †	5,087	46,292
Caleres Incorporated	13,844	387,770
Camping World Holdings Incorporated Class A	7,746	323,783
Carvana Corporation †	4,343	87,034
Chico’s FAS Incorporated	41,006	411,700
Children’s Place Retail Stores Incorporated	5,871	835,443
Citi Trends Incorporated	4,109	91,055
Container Store Group Incorporated †	5,757	29,073
Dick’s Sporting Goods Incorporated	27,273	873,281
DSW Incorporated Class A	23,143	453,834
Express Incorporated †	24,070	173,785
Finish Line Incorporated Class A	13,320	141,458
Five Below Incorporated †	17,708	1,183,780
Francescas Holdings Corporation †	12,413	64,672
GameStop Corporation Class A	34,228	537,037
Genesco Incorporated †	6,295	247,394
Group 1 Automotive Incorporated	6,644	457,373
Guess? Incorporated	19,981	315,500
Haverty Furniture Companies Incorporated	6,024	122,588
Hibbett Sports Incorporated †	6,697	172,448
J. Jill Incorporated †	4,596	39,572
Kirkland’s Incorporated †	4,827	42,285
Lithia Motors Incorporated Class A	7,823	812,731
Lumber Liquidators Holdings Incorporated †	9,068	210,015
Monro Muffler Brake Incorporated	10,443	531,549
Murphy USA Incorporated †	11,213	842,208
Office Depot Incorporated	172,537	453,772
Pier 1 Imports Incorporated	27,167	84,218
Rent-A-Center Incorporated	14,149	106,400
Sally Beauty Holdings Incorporated †	43,564	733,618
Shoe Carnival Incorporated	3,861	90,193
Sleep Number Corporation †	14,161	487,705
Sonic Automotive Incorporated	7,912	155,075

The accompanying notes are an integral part of these financial statements.

188	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Specialty Retail (continued)
Sportsman’s Warehouse Holdings Incorporated †	12,426	$60,266
Tailored Brands Incorporated	16,759	392,328
The Buckle Incorporated	10,421	219,362
The Cato Corporation Class A	8,352	94,879
The Michaels Companies Incorporated †	31,798	731,672
Tile Shop Holdings Incorporated	11,801	63,725
Tilly’s Incorporated Class A	3,460	45,153
Travelcenters of America LLC †	11,096	41,333
Urban Outfitters Incorporated †	24,214	854,512
Vitamin Shoppe Incorporated †	8,224	30,840
Winmark Corporation	908	115,044
Zumiez Incorporated †	5,820	114,654

		17,817,354

Textiles, Apparel & Luxury Goods: 1.18%
Columbia Sportswear Company	9,558	722,394
Crocs Incorporated †	23,127	283,074
Culp Incorporated	3,707	103,055
Deckers Outdoor Corporation †	10,446	987,983
Delta Apparel Incorporated †	2,039	36,804
G-III Apparel Group Limited †	12,789	472,042
Lakeland Industries Incorporated †	2,535	33,335
Movado Group Incorporated	5,129	158,999
Oxford Industries Incorporated	5,054	403,916
Perry Ellis International Incorporated †	4,260	113,614
Rocky Brands Incorporated	2,269	41,750
Steven Madden Limited	17,769	780,059
Superior Uniform Group Incorporated	2,981	74,823
Unifi Incorporated †	5,177	181,195
Vera Bradley Incorporated †	6,719	67,593
Wolverine World Wide Incorporated	31,045	908,998

		5,369,634

Consumer Staples: 4.36%

Beverages: 0.35%
Boston Beer Company Incorporated †	2,833	461,921
Castle Brands Incorporated †	34,707	40,260
Coca Cola Bottling Corporation	1,509	281,594
MGP Ingredients Incorporated	4,204	352,800
National Beverage Corporation	3,800	372,172
Primo Water Corporation †	8,740	106,453

		1,615,200

Food & Staples Retailing: 1.17%
Ingles Markets Incorporated Class A	4,854	156,299
Performance Food Group Company †	29,727	911,133
Pricesmart Incorporated	8,744	688,590
Rite Aid Corporation †	375,236	739,215
Smart & Final Stores Incorporated †	9,189	66,161

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	189

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Food & Staples Retailing (continued)
SpartanNash Company	11,887	$199,345
Sprouts Farmers Market Incorporated †	41,600	1,071,616
SUPERVALU Incorporated †	12,474	177,505
The Andersons Incorporated	8,621	302,166
The Chef’s Warehouse Incorporated †	6,605	148,943
United Natural Foods Incorporated †	16,200	691,254
Village Super Market Incorporated Class A	2,696	63,895
Weis Markets Incorporated	3,124	116,431

		5,332,553

Food Products: 1.94%
Alico Incorporated	1,005	26,733
B&G Foods Incorporated	21,776	603,195
Blue Buffalo Pet Products Incorporated †	31,020	1,242,661
Cal-Maine Foods Incorporated †	9,450	402,570
Calavo Growers Incorporated	5,097	435,029
Darling Ingredients Incorporated †	52,490	954,793
Dean Foods Company	28,836	250,008
Farmer Bros Corporation †	3,271	102,055
Fresh del Monte Produce Incorporated	10,591	494,388
Freshpet Incorporated †	7,891	157,820
Hostess Brands Incorporated †	29,671	363,173
J & J Snack Foods Corporation	4,959	666,142
John B. Sanfilippo & Son Incorporated	2,870	165,714
Lancaster Colony Corporation	5,951	704,241
Landec Corporation †	8,891	115,583
Limoneira Corporation	3,923	83,991
Pilgrim’s Pride Corporation †	17,242	434,498
Sanderson Farms Incorporated	6,484	798,505
Seaboard Corporation	87	352,524
Seneca Foods Corporation Class A †	2,179	63,409
Simply Good Foods Company †	19,499	263,431
Tootsie Roll Industries Incorporated	4,844	161,790

		8,842,253

Household Products: 0.40%
Central Garden & Pet Company Class A †	11,427	414,114
Oil Dri Corporation of America	1,700	61,302
Orchids Paper Products Corporation	3,189	34,122
Spectrum Brands Holdings Incorporated	7,658	755,921
WD-40 Company	4,430	552,421

		1,817,880

Personal Products: 0.22%
Elf Beauty Incorporated †	7,030	129,633
Inter Parfums Incorporated	5,761	244,266
Medifast Incorporated	3,543	226,008
Natural Health Trends Corporation	2,524	43,993
Natures Sunshine Products Incorporated	2,740	30,825

The accompanying notes are an integral part of these financial statements.

190	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Personal Products (continued)
Revlon Incorporation Class A †	2,409	$47,457
USANA Health Sciences Incorporated †	3,954	302,086

		1,024,268

Tobacco: 0.28%
22nd Century Group Incorporated †	36,152	90,742
Alliance One International †	2,770	55,262
Turning Point Brands Incorporated	2,433	50,850
Universal Corporation	8,368	411,287
Vector Group Limited	33,948	680,318

		1,288,459

Energy: 3.50%

Energy Equipment & Services: 1.43%
Basic Energy Services Incorporated †	6,709	108,552
Bristow Group Incorporated	7,329	108,176
C&J Energy Services Incorporated †	18,892	453,408
Dawson Geophysical Corporation †	6,770	37,303
Diamond Offshore Drilling Incorporated †	20,591	298,570
Dril-Quip Incorporated †	12,187	549,024
Ensco plc Class A	139,453	619,171
Era Group Incorporated †	6,713	63,438
Exterran Corporation †	11,382	294,452
Gulf Island Fabrication Incorporated	4,520	37,290
Hornbeck Offshore Services Incorporated †	10,590	34,206
Independence Contract Drilli †	12,417	51,531
Keane Group Incorporated †	10,168	158,112
Key Energy Services Incorporated †	3,443	46,171
Matrix Service Company †	8,817	126,083
McDermott International Incorporated †	93,726	684,200
Natural Gas Services Group Incoporated †	4,071	101,368
NCS Multistage Holdings Incorporated †	2,623	38,348
Newpark Resources Incorporated †	27,238	224,714
Oceaneering International Incorporated	31,878	585,918
Oil States International Incorporated †	16,105	396,183
PHI Incorporated - Non Voting †	3,761	37,046
ProPetro Holding Corporation †	15,388	248,208
RigNet Incorporated †	4,409	59,081
Rowan Companies plc Class A †	39,832	484,357
Seacor Holdings Incorporated	5,382	223,407
Seacor Marine Holdings Incorporated †	6,061	102,552
Select Energy Services Incorporated Class A †	7,620	109,423
Smart Sand Incorporated †	6,525	48,416
Solaris Oilfield Infrastructure Incorporated Class A †	3,310	55,707
Tetra Technologies Incorporated †	36,680	133,148
Willbros Group Incorporated †	21,742	20,616

		6,538,179

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	191

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 2.07%
Abraxas Petroleum Corporation †	50,110	$107,737
Adams Resources & Energy Incorporated	712	28,124
Antero Midstream GP LP Limited	24,091	445,684
Arch Coal Incorporated	6,860	656,571
California Resources Corporation †	12,060	170,167
Clean Energy Fuels Corporation †	42,555	59,151
Cloud Peak Energy Incorporated †	25,021	82,319
Contango Oil & Gas Company †	7,213	20,918
CVR Energy Incorporated	5,092	150,825
Delek US Holdings Incorporated	23,650	806,938
Denbury Resources Incorporated †	134,585	294,741
DHT Holdings Incorporated	44,007	165,466
Dorian LPG Limited †	8,209	60,090
Energy XXI Gulf Coast Incorporated †	8,030	42,158
Enlink Midstream LLC	19,522	286,973
Evolution Petroleum Corporation	8,503	68,449
Gastar Exploration Limited †	36,931	24,984
Gener8 Maritime Incorporated †	14,656	81,341
Green Plains Renewable Energy Incorporated	12,581	230,232
Halcon Resources Corporation †	46,169	279,322
Hallador Energy Corporation	6,242	41,197
International Seaways Incorporated †	7,128	115,973
Midstates Petroleum Company Incorporated †	6,192	83,468
Nacco Industries Class A	1,125	46,350
Nextdecade Corporation †	12,498	74,363
Overseas Shipholding Group Class A †	20,181	35,720
Pacific Ethanol Incorporated †	13,355	54,756
Panhandle Oil And Gas Incorporated Class A	4,995	89,161
Par Pacific Holdings Incorporated †	10,314	175,544
PBF Energy Incorporated Class A	33,431	979,863
Peabody Energy Corporation	29,844	1,214,949
Penn Virginia Corporation †	4,730	176,429
Renewable Energy Group Incorporated †	11,789	130,858
Resolute Energy Corporation †	6,128	199,160
Rex American Resources Corporation †	1,857	149,897
Sanchez Energy Corporation †	22,758	66,681
Sandridge Energy Incorporated †	11,144	156,685
SilverBow Resources Incorporated †	2,208	61,316
Stone Energy Corporation †	6,364	192,575
Tallgrass Energy GP LP	18,817	379,163
Tellurian Incorporated †	21,566	188,271
W&T Offshore Incorporated †	29,848	116,109
Wildhorse Resource Development †	8,971	152,328
World Fuel Services Corporation	21,771	497,467

		9,440,473

Financials: 19.52%

Banks: 10.45%
1st Constitution Bancorp	2,231	43,058
1st Source Corporation	2,154	106,235

The accompanying notes are an integral part of these financial statements.

192	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
Access National Corporation	5,004	$139,862
ACNB Corporation	2,345	65,660
Allegiance Bancshares Incorporated †	3,679	140,354
American National Bankshares Incorporated	2,801	101,116
Ameris Bancorp	12,240	650,556
AMES National Corporation	3,155	83,765
Arrow Financial Corporation	4,676	150,801
Associated Banc Corporation	6,316	156,005
Atlantic Capital Bancshares †	8,150	140,995
Banc of California Incorporated	14,466	288,597
BancFirst Corporation	7,136	379,992
Bancorpsouth Bank	27,892	878,598
Bank of Commerce Holdings	5,192	56,074
Bank of Marin Bancorp	1,872	123,833
Bankwell Financial Group Incorporated	1,993	62,381
Banner Corporation	10,970	606,422
Bar Harbor Bankshares	5,115	138,617
BCB Bancorp Incorporated	4,135	63,266
Berkshire Hills Bancorp Incorporated	12,577	462,205
Blue Hills Bancorp Incorporated	8,184	164,908
BOK Financial Corporation	7,544	712,531
Boston Private Financial Holdings Incorporated	28,009	408,931
Bridge Bancorp Incorporated	6,001	199,233
Brookline Bancorp Incorporated	24,949	395,442
Bryn Mawr Bank Corporation	6,321	275,280
Byline Bancorp Incorporated †	2,264	52,208
C&F Financial Corporation	1,094	50,707
Cadence Bancorp	2,754	75,515
Cambridge Bancorp	327	27,141
Camden National Corporation	5,165	218,066
Capital City Bank Group Incorporated	3,752	90,048
Capstar Financial Holdings Class I †	1,991	37,869
Carolina Financial Corporation	6,334	245,823
CB Financial Services Incorporated	39	1,143
CenterState Banks Incorporated	22,580	615,079
Central Pacific Financial Company	9,832	274,018
Central Valley Community Bancorp	3,881	75,680
Century Bancorp Incorporated Class A	945	72,576
Chemung Financial Corporation	1,192	50,922
Citizens & Northern Corporation	4,320	96,725
City Holding Company	5,160	347,629
Civista Bancshares Incorporated	3,093	69,685
CNB Financial Corporation	4,920	132,250
CoBiz Incorporated	12,579	238,498
Codorus Valley Bancorp Incorporated	3,173	83,037
Community Bankers Trust Corporation †	7,238	60,075
Community Financial Corporation	1,314	48,960
Community Trust Bancorp	5,213	226,766
ConnectOne Bancorp Incorporated	10,089	290,563
County Bancorp Incorporated	1,684	45,030

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	193

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
Customers Bancorp Incorporated †	9,777	$286,857
DNB Financial Corporation	1,138	38,294
Eagle Bancorp Incorporated †	10,829	661,110
Enterprise Bancorp Incorporated	2,864	89,328
Enterprise Financial Service	7,271	340,646
Equity Bancshares Incorporated Class A †	3,441	127,111
Evans Bancorp Incorporated	1,499	64,607
Farmers & Merchants Banco	2,812	104,044
Farmers Capital Bank Corporation	2,471	89,944
Farmers National Banc Corporation	8,301	112,064
FB Financial Corporation †	4,170	164,840
FCB Financial Holdings Class A †	13,699	734,951
Fidelity Southern Corporation	7,372	165,944
Financial Institutions Incorporated	5,247	161,083
First Bancorp Corporation	10,047	347,928
First Bancorp Incorporated	3,459	93,255
First Bancshares Incorporated	2,779	88,233
First Bank/Hamilton (NJ)	4,078	56,480
First Busey Corporation	13,564	402,173
First Business Financial Service	2,804	67,436
First Citizens BancShares Corporation Class A	1,998	813,386
First Commonwealth Financial Corporation	32,294	451,147
First Community Bancshares	5,031	136,592
First Community Corporation	2,106	44,542
First Connecticut Bancorp	4,716	118,136
First Financial Bancorp	20,626	561,027
First Financial Corporation	3,539	151,823
First Financial Northwest	2,388	37,778
First Foundation Incorporated †	9,213	168,229
First Guaranty Bancshares Incorporated	1,753	43,948
First Internet Bancorp	2,560	96,896
First Interstate BancSystem Class A	10,366	409,457
First Merchants Corporation	15,975	660,247
First Mid-Illinois Bancshares	3,104	105,971
First Midwest Bancorp Incorporated	33,781	818,176
First Northwest Bancorp †	3,673	58,768
First of Long Island Corporation	7,510	204,648
Flushing Financial Corporation	9,471	252,876
FNB Bancorp	1,907	68,156
Franklin Financial Network †	4,010	124,511
German American Bancorp	7,109	235,521
Great Southern Bancorp Incorporated	3,928	190,115
Great Western Bancorp Incorporated	19,948	815,674
Green Bancorp Incorporated †	7,189	156,720
Guaranty Bancorp	8,100	222,345
Guaranty Bancshares Incorporated	2,452	87,169
Hanmi Financial Corporation	10,719	327,465
Harborone Bancorp Incorporated †	4,554	87,619
Heartland Financial USA Incorporated	9,282	495,195
Heritage Commerce Corporation	12,186	192,295

The accompanying notes are an integral part of these financial statements.

194	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
Heritage Financial Corporation	9,732	$289,527
Hilltop Holdings Incorporated	24,612	598,318
Hometrust Bancshares Incorporated †	5,533	143,581
Hope Bancorp Incorporated	43,802	791,064
Horizon Bancorp Indiana	7,119	201,468
Howard Bancorp Incorporated †	2,928	52,704
Independent Bank Corporation (Massachusetts)	9,072	629,597
Independent Bank Corporation (Michigan)	7,180	164,063
Independent Bank Group Incorporated	5,558	390,172
Investar Holding Corporation	2,658	64,722
Lakeland Bancorp Incorporated	15,186	290,053
Lakeland Financial Corporation	8,202	371,633
LCNB Corporation	3,175	58,738
LegacyTexas Financial Group	14,833	621,354
Live Oak Bancshares Incorporated	8,054	210,209
Macatawa Bank Corporation	8,823	87,259
Mainsource Financial Group Class I	8,243	311,338
MBT Financial Corporation	6,584	67,157
Mercantile Bank Corporation	5,409	179,038
Middlefield Banc Corporation	798	38,304
Midland States Bancorp Incorporated	4,995	156,593
Midsouth Bancorp Incorporated	4,698	58,725
Midwestone Financial Group Class I	3,914	124,543
Mutualfirst Financial Incorporated	2,109	75,291
National Bank Holdings Corporation Class A	8,693	283,305
National Bankshares Incorporated	2,286	91,097
National Commerce Corporation †	3,963	170,211
NBT Bancorp Incorporated	14,343	499,136
Nicolet Bankshares Incorporated †	2,813	152,099
Northeast Bancorp	2,514	55,182
Northrim BanCorp Incorporated	2,327	77,373
Norwood Financial Corporation	1,933	57,062
Ohio Valley Banc Corporation	1,372	53,714
Old Line Bancshares Incorporated	3,280	103,746
Old National Bancorp	44,453	755,701
Old Point Financial Corporation	1,321	33,157
Old Second Bancorp Incorporated	9,609	132,124
Opus Bank	7,454	209,085
Orrstown Financial Services Incorporated	2,686	66,344
Pacific Mercantile Bancorp †	4,979	41,077
Pacific Premier Bancorp Incorporated †	12,858	540,679
Park National Corporation	4,379	442,367
Parke Bancorp Incorporated	2,091	43,388
Peapack-Gladstone Financial Corporation	5,275	173,970
Penns Woods Bancorp Incorporated	1,560	63,352
Peoples Utah Bancorp	4,855	147,349
Peoples Bancorp Incorporated	5,475	188,833
Peoples Bancorp of North Carolina Incorporated	1,953	54,391
Peoples Financial Services	2,320	95,514
Preferred Bank (Los Angeles)	4,422	275,623

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	195

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
Premier Financial Bancorp	2,980	$52,508
QCR Holdings Incorporated	4,085	178,106
Reliant Bancorp Incorporated	2,971	70,680
Renasant Corporation	16,034	669,580
Republic Bancorp Incorporated Class A	3,250	121,063
Republic First Bancorp Incorporated †	16,803	141,985
S&T Bancorp Incorporated	11,623	458,644
Sandy Spring Bancorp Incorporated	11,534	447,058
Seacoast Banking Corporation †	13,525	354,626
Select Bancorp Incorporated †	3,503	45,714
ServisFirst Bancshares Incorporated	15,504	622,641
Shore Bancshares Incorporated	4,177	71,093
Sierra Bancorp	3,678	95,702
Simmons First National Corporation Class A	19,084	542,940
Smartfinancial Incorporated †	2,328	50,797
South State Corporation	9,505	824,084
Southern First Bancshares †	2,197	92,604
Southern National Bancorp of Virginia	6,632	102,000
Southside Bancshares Incorporated	9,279	309,919
State Bank Financial Corporation	12,604	364,760
Stock Yards Bancorp Incorporated	7,108	249,491
Summit Financial Group Incorporated	3,276	78,460
Sussex Bancorp	1,763	51,215
TCF Financial Corporation	52,490	1,170,527
The Bank of Princeton †	1,938	63,043
Tompkins Trust Company Incorporated	4,924	377,868
Towne Bank	21,990	627,815
TriCo Bancshares	6,897	257,603
TriState Capital Holdings Incorporated †	7,202	160,965
Triumph Bancorp Incorporated †	5,651	231,408
Trustmark Corporation	21,306	665,599
Two River Bancorp	2,525	43,279
Union Bankshares Corporation	17,346	648,393
Union Bankshares Incorporated	1,282	65,767
United Community Bank	22,928	708,704
United Security Bancshare	4,418	45,064
Unity Bancorp Incorporated	2,623	54,165
Univest Corporation of Pennsylvania	9,224	252,738
Valley National Bancorp	86,583	1,079,690
Veritex Holdings Incorporated †	7,058	195,930
Washington Trust Bancorp	4,721	244,784
WesBanco Incorporated	13,961	575,333
West Bancorporation	5,110	124,173
Westamerica Bancorporation	8,529	488,626

		47,711,964

Capital Markets: 1.67%
Artisan Partners Asset Management Incorporated Class A	15,585	525,994
Associated Capital Group Class A	1,486	51,267

The accompanying notes are an integral part of these financial statements.

196	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Capital Markets (continued)
B. Riley Financial Incorporated	6,679	$123,562
Cohen & Steers Incorporated	7,035	281,400
Cowen Incorporated †	8,692	124,730
Diamond Hill Investment Group	1,103	226,148
Donnelley Financial Solutions †	10,881	188,350
Evercore Partners Incorporated Class A	10,108	940,549
Federated Investors Incorporated Class B	29,527	961,990
Gain Capital Holdings Incorporated	10,493	74,395
Gamco Investors Incorporated Class A	1,381	37,011
Greenhill & Company Incorporated	7,702	156,736
Hamilton Lane Incorporated Class A	2,115	73,898
Houlihan Lokey Incorporated	7,391	343,090
International FCStone Incorporated †	4,955	196,466
Investment Technology Group Incorporated	10,452	207,159
Ladenburg Thalmann Financial Services Incorporated	32,706	109,238
Moelis Company Class A	10,945	555,459
Morningstar Incorporated	5,708	533,413
OM Asset Management plc	25,030	383,710
Oppenheimer Holdings Class A	2,871	76,225
PJT Partners Incorporated Class A	5,488	262,381
Pzena Investment Management Incorporated Class A	5,526	60,123
Virtu Financial Incorporated Class A	14,829	440,421
Waddell & Reed Financial Incorporated Class A	26,186	523,720
Westwood Holdings Group Incorporated	2,732	148,457

		7,605,892

Consumer Finance: 0.89%
Consumer Portfolio Services †	5,909	22,395
Elevate Credit Incorporated †	3,826	27,318
Encore Capital Group Incorporated †	7,806	334,097
Enova International Incorporated †	10,391	228,602
Ezcorp Incorporated †	16,311	212,043
First Cash Financial Services Incorporated	15,274	1,125,694
Green Dot Corporation Class A †	14,854	967,441
Nelnet Incorporated Class A	5,838	323,075
PRA Group Incorporated †	14,517	556,001
Regional Management Corporation †	3,213	96,133
World Acceptance Corporation †	1,478	158,915

		4,051,714

Diversified Financial Services: 0.02%
Marlin Business Services Incorporated	2,905	74,949
Tiptree Incorporated	6,494	37,341

		112,290

Insurance: 2.64%
American Equity Investment Life Holding Company	28,640	876,670
American National Insurance Company	6,951	812,572
Amerisafe Incorporated	6,458	361,648

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	197

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Insurance (continued)
AmTrust Financial Services Incorporated	31,797	$380,610
Argo Group International Holdings Limited	9,785	569,976
Atlas Financial Holdings Incorporated †	3,505	61,513
Baldwin & Lyons Incorporated Class B	3,260	73,839
CNA Financial Corporation	8,700	444,222
Crawford & Company Class A	5,919	48,181
Crawford & Company Class B	4,024	36,095
Donegal Group Incorporated Class A	3,880	61,343
eHealth Incorporated †	5,674	92,429
EMC Insurance Group Incorporated	3,000	78,300
Employers Holdings Incorporated	10,559	413,385
FBL Financial Group Incorporated	3,408	221,179
Federated National Holding Company	3,790	58,556
Greenlight Capital Limited †	9,654	158,326
Hallmark Financial Services Incorporated †	4,485	44,088
HCI Group Incorporated	2,711	93,882
Health Insurance Innovations Incorporated Class A †	3,659	114,161
Heritage Insurance Holdings Incorporated	8,426	140,546
Horace Mann Educators Corporation	13,377	550,464
Independence Holding Company	1,663	47,396
Infinity Property & Casualty Corporation	3,564	420,374
Investors Title Company	431	82,968
James River Group Holdings Limited	7,278	238,063
Kemper Corporation	13,147	741,491
Kingstone Company Incorporated	3,008	57,453
Kinsale Capital Group Incorporated	6,339	310,611
Maiden Holdings Limited	25,616	153,696
Mercury General Corporation	9,069	413,909
National General Holdings Corporation	19,404	445,904
National Western Life Group Class A	734	223,870
Ni Holdings Incorporated †	3,303	53,211
RLI Corporation	14,023	852,598
Safety Insurance Group Incorporated	4,892	349,044
State Auto Financial Corporation	5,371	148,132
Stewart Information Services Corporation	7,464	299,530
The Navigators Group Incorporated	8,326	448,771
Trupanion Incorporated †	7,307	216,506
United Fire Group Incorporated	6,737	299,662
United Insurance Holdings Company	7,820	152,881
Universal Insurance Holdings Company	10,922	320,015
WMIH Corporation †	62,020	80,006

		12,048,076

Mortgage REITs: 1.36%
AG Mortgage Investment Trust Incorporated	9,391	153,637
Anworth Mortgage Asset Corporation	32,533	148,350
Apollo Commercial Real Estate Finance Incorporated	34,728	634,133
Arbor Realty Trust Incorporated	16,001	136,969
Ares Commercial Real Estate Corporation	8,550	105,336

The accompanying notes are an integral part of these financial statements.

198	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Mortgage REITs (continued)
ARMOUR Residential REIT Incorporated	13,649	$292,362
Blackstone Mortgage Trust Incorporated Class A	29,749	923,706
Capstead Mortgage Corporation	32,129	268,277
Cherry Hill Mortgage Investment REIT	4,082	65,802
CYS Investments Incorporated	50,839	321,302
Dynex Capital Incorporated	15,539	93,545
Ellington Residential Mortgage REIT	3,716	39,390
Five Oaks Investment Corporation	7,711	24,907
Granite Point Mortgage Trust Incorporated	3,180	53,583
Great Ajax Corporation REIT	5,273	68,444
Hannon Armstrong Sustainable	16,827	296,155
Invesco Mortgage Capital Incorporated	37,216	572,010
Ladder Capital Corporation	27,083	400,016
Mortgage Investment Corporation	15,112	256,904
New York Mortgage Trust Incorporated	37,006	203,903
Owens Realty Mortgage Incorporated	3,372	47,714
PennyMac Mortgage Investment Trust	21,554	359,305
Redwood Trust Incorporated	25,271	370,220
Resource Capital Corporation	9,517	82,703
Sutherland Asset Management REIT	6,317	87,175
TPG Real Estate Finance Trust Incorporated	4,053	75,102
Western Asset Mortgage Capital REIT	13,663	120,508

		6,201,458

Thrifts & Mortgage Finance: 2.49%
Atlantic Coast Financial Corporation †	3,904	40,406
BankFinancial Corporation	4,392	70,404
Bear State Financial Incorporated	5,963	61,180
Beneficial Bancorp Incorporated	23,000	345,000
BOFI Holding Incorporated †	18,533	689,242
BSB Bancorp Incorporated †	2,816	81,664
Capitol Federal Financial Incorporated	42,908	535,921
Charter Financial Corporation	4,554	90,397
Clifton Bancorp Incorporated	6,451	99,474
Dime Community Bancshares	10,140	182,520
Entegra Financial Corporation †	2,050	57,605
Essa Bancorp Incorporated	3,154	45,954
Federal Agricultural Mortgage Corporation Class C	2,919	222,019
First Defiance Financial Corporation	3,351	178,307
Flagstar Bancorp Incorporated †	6,797	239,662
FS Bancorp Incorporated	994	53,974
Greene County Bancorp Incorporated	870	31,712
Hingham Institution For Savings Corporation	443	88,604
Home Bancorp Incorporated	1,975	81,963
Homestreet Incorporated †	8,392	240,850
Impac Mortgage Holdings Incorporated †	3,405	30,305
Kearny Financial Corporation	24,660	320,580
LendingTree Incorporated †	2,343	816,536
Malvern Bancorp Incorporated †	2,217	52,875

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	199

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Thrifts & Mortgage Finance (continued)
Meridian Bancorp Incorporated	16,413	$329,081
Meta Financial Group Incorporated	2,875	308,775
MMA Capital Management LLC †	1,601	43,387
Nationstar Mortgage Holdings †	9,174	157,059
NewStar Financial Incorporated (a)	9,129	0
NMI Holdings Incorporated Class A †	19,008	377,309
Northfield Bancorp Incorporated	14,397	223,441
Northwest Bancshares Incorporated	31,670	519,705
OceanFirst Financial Corporation	13,210	341,875
Oritani Financial Corporation	13,439	209,648
PCSB Financial Corporation †	5,501	105,564
PDI Community Bancorp †	2,778	40,392
Pennymac Financial Service Incorporated †	6,947	161,865
Provident Bancorp Incorporated †	1,529	35,473
Provident Financial Holdings	1,965	35,802
Provident Financial Services Incorporated	21,175	526,834
Prudential Bancorp Incorporated	2,170	37,845
Randolph Bancorp Incorporated †	1,629	25,364
Riverview Bancorp Incorporated	6,826	58,977
SI Financial Group Incorporated	3,749	53,986
Southern Missouri Bancorp	2,242	75,824
Territorial Bancorp Incorporated	2,795	83,487
Timberland Bancorp Incorporated	2,145	61,240
Trustco Bank Corporation	32,674	277,729
United Community Financial Corporation	16,340	150,982
United Financial Bancorp Incorporated	17,090	266,604
Walker & Dunlop Incorporated	9,427	455,607
Washington Federal Incorporated	29,208	1,013,518
Waterstone Financial Incorporated	8,560	147,232
Western New England Bancorp	9,259	92,127
WSFS Financial Corporation	10,401	496,128

		11,370,014

Health Care: 11.74%

Biotechnology: 3.52%
Abeona Therapeutics Incorporated †	9,543	132,171
Achaogen Incorporated †	10,889	113,572
Acorda Therapeutics Incorporated †	15,293	363,209
Advaxis Incorporated †	11,900	22,134
Akebia Therapeutics Incorporated †	11,481	164,178
Albireo Pharma Incorporated †	2,085	70,473
Aldeyra Therapeutics Incorporated †	4,930	40,673
Alpine Immune Sciences Incorporated †	3,702	32,541
AMAG Pharmaceuticals Incorporated †	11,207	235,907
Anaptysbio Incorporated †	4,521	554,998
Anavex Life Sciences Corporation †	13,211	31,178
Arena Pharmaceuticals Incorporated †	12,741	493,969
Array BioPharma Incorporated †	61,394	1,063,344
Arrowhead Pharmaceuticals Incorporated †	21,168	137,169

The accompanying notes are an integral part of these financial statements.

200	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Biotechnology (continued)
Athersys Incorporated †	34,882	$47,788
Atyr Pharma Incorporated †	6,686	19,724
Audentes Therapeutics Incorporated †	5,528	186,238
Aveo Pharmaceuticals Incorporated †	38,681	110,628
Avid Bioservices Incorporated †	14,656	36,054
Biospecifics Technologies †	1,701	68,891
Biotime Incorporated †	27,327	71,597
Calithera Biosciences Incorporated †	8,289	63,825
Calyxt Incorporated †	1,609	29,557
Caredx Incorporated †	5,473	31,853
Chemocentryx Incorporated †	11,254	109,389
Conatus Pharmaceuticals Incorporated †	8,473	44,060
Corbus Pharmaceuticals Holdings †	14,215	105,191
CTI BioPharma Corporation †	9,503	38,202
Cytokinetics Incorporated †	14,893	115,421
Cytomx Therapeutics Incorporated †	8,303	246,682
Eagle Pharmaceuticals Incorporated †	4,063	228,097
Emergent BioSolutions Incorporated †	10,589	526,273
Enanta Pharmaceuticals Incorporated †	4,880	383,666
Fate Therapeutics Incorporated †	9,716	109,402
Fortress Biotech Incorporated †	9,635	41,045
Foundation Medicine Incorporated †	4,303	356,073
Genomic Health Incorporated †	6,266	200,512
Idera Pharmaceuticals Incorporated †	40,830	72,269
Immunogen Incorporated †	31,333	348,110
Immunomedics Incorporated †	41,872	708,056
Inovio Pharmaceuticals Incorporated †	27,397	112,328
Insys Therapeutics Incorporated †	9,896	72,142
Intellia Therapeutics Incorporated †	4,473	116,745
Invitae Corporation †	12,735	83,924
Ironwood Pharmaceuticals Incorporated †	44,066	625,737
Jounce Therapeutics Incorporated †	4,989	105,168
Kadmon Holdings Incorporated †	22,542	81,377
Kindred Biosciences Incorporated †	8,181	72,811
Kura Oncology Incorporated †	7,548	170,585
Ligand Pharmaceuticals Incorporated †	6,352	964,805
Madrigal Pharmaceuticals Incorporated †	1,562	196,874
Mannkind Corporation †	33,200	97,276
Matinas Biopharma Holdings Class I †	24,192	23,931
Medicinova Incorporated †	9,744	101,825
Mei Pharma Incorporated †	12,164	26,943
Merrimack Pharmaceuticals Incorporated	4,234	47,040
MiMedx Group Incorporated †	33,313	236,189
Miragen Therapeutics Incorporated †	4,423	24,548
Molecular Templates Incorporated †	3,363	31,209
Momenta Pharmaceuticals Incorporated †	23,850	406,643
Mustang Bio Incorporated †	4,454	48,326
Myriad Genetics Incorporated †	21,153	685,780
Natera Incorporated †	10,110	90,990
Navidea Biopharmaceuticals Class I †	54,386	20,596

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	201

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Biotechnology (continued)
Oncomed Pharmaceuticals Incorporated †	8,632	$20,113
Ophthotech Corporation †	11,749	31,840
OPKO Health Incorporated †	104,868	355,503
Palatin Technologies Incorporated †	59,371	55,453
PDL BioPharma Incorporated †	50,243	120,583
Pieris Pharmaceuticals Incorporated †	11,433	97,409
Progenics Pharmaceuticals Incorporated †	22,335	149,198
PTC Therapeutics Incorporated †	13,166	339,025
RA Pharmaceuticals Incorporated †	2,573	16,416
Recro Pharma Incorporated †	5,046	45,464
Repligen Corporation †	12,486	428,145
Retrophin Incorporated †	12,174	304,593
Sangamo Biosciences Incorporated †	24,245	580,668
Savara Incorporated †	4,585	50,985
Selecta Biosciences Incorporated †	4,764	43,638
Seres Therapeutics Incorporated †	6,522	61,959
Spectrum Pharmaceuticals Incorporated †	25,617	551,022
Spring Bank Pharmaceuticals †	2,556	32,717
Strongbridge Biopharma plc †	11,026	80,490
Synlogic Incorporated †	3,079	33,038
Tyme Technologies Incorporated †	8,685	26,750
Vanda Pharmaceuticals Incorporated †	13,577	255,926
Veracyte Incorporated †	6,504	39,154
Verastem Incorporated †	9,293	28,437
Vericel Corporation †	9,910	79,280
Xoma Corporation †	1,655	44,420

		16,070,137

Health Care Equipment & Supplies: 3.39%
Abaxis Incorporated	7,624	508,292
Accuray Incorporated †	26,846	148,995
Analogic Corporation	4,125	344,438
AngioDynamics Incorporated †	12,165	198,168
Anika Therapeutics Incorporated †	4,716	245,468
Antares Pharma Incorporated †	45,636	100,399
Atrion Corporation	468	275,605
Axogen Incorporated †	8,308	242,594
Bovie Medical Corporation †	8,608	21,262
Cardiovascular Systems Incorporated †	10,916	259,582
CONMED Corporation	8,189	495,680
CryoLife Incorporated †	10,046	190,372
Cryoport Incorporated †	8,377	75,896
Cutera Incorporated †	4,100	184,705
Cytosorbents Corporation †	7,145	56,088
Entellus Medical Incorporated †	4,847	116,328
Fonar Corporation †	2,017	49,820
Globus Medical Incorporated †	23,516	1,120,302
Haemonetics Corporation †	17,379	1,232,171
Halyard Health Incorporated †	15,317	756,353

The accompanying notes are an integral part of these financial statements.

202	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Heska Corporation †	2,182	$148,332
ICU Medical Incorporated †	4,992	1,154,400
Inogen Incorporated †	5,604	677,075
Integer Holdings Corporation †	10,215	521,476
Invacare Corporation	10,670	183,524
Invuity Incorporated †	4,645	19,277
iRhythm Technologies Incorporated †	5,363	333,310
Iridex Corporation †	3,332	19,292
K2M Group Holdings Incorporated †	13,216	273,703
Lantheus Holdings Incorporated †	11,916	182,315
Lemaitre Vascular Incorporated	4,930	171,367
Meridian Diagnostics Incorporated	13,508	188,437
Merit Medical Systems Incorporated †	16,275	740,513
Natus Medical Incorporated †	10,683	332,775
Neogen Corporation †	18,444	1,074,732
Nuvectra Corporation †	3,573	38,124
NxStage Medical Incorporated †	21,829	508,179
OraSure Technologies Incorporated †	19,331	333,653
Orthofix International NV †	5,757	322,450
Oxford Immunotec Global plc †	7,901	86,121
Quidel Corporation †	9,058	395,110
RTI Biologics Incorporation †	14,685	62,411
Seaspine Holdings Corporation †	3,254	32,898
Sientra Incorporated †	4,590	43,835
STAAR Surgical Company †	9,850	154,645
Surmodics Incorporated †	4,200	126,420
Tactile Systems Technology Class I †	4,536	146,785
Utah Medical Products Incorporated	1,098	97,393
Varex Imaging Corporation †	12,439	433,997
Viewray Incorporated †	7,896	65,616

		15,490,683

Health Care Providers & Services: 2.31%
AAC Holdings Incorporated †	3,572	33,791
Aceto Corporation	9,582	68,703
Addus Homecare Corporation †	2,505	86,047
Almost Family Incorporated †	4,331	255,312
Amedisys Incorporated †	9,415	557,462
American Renal Associates Holdings †	3,977	78,824
AMN Healthcare Services Incorporated †	15,891	884,334
BioScrip Incorporated †	39,754	125,623
Biotelemetry Incorporated †	9,678	312,599
Civitas Solutions Incorporated †	5,134	66,742
Community Health Systems Incorporated †	35,618	182,364
CorVel Corporation †	3,282	160,654
Cross Country Healthcare Incorporated †	11,887	153,937
Diplomat Pharmacy Incorporated †	15,400	320,936
Ensign Group Incorporated	15,949	425,838
LHC Group Incorporated †	5,438	350,098

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	203

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Health Care Providers & Services (continued)
LifePoint Hospitals Incorporated †	12,508	$576,619
Magellan Health Services Incorporated †	7,808	787,827
Molina Healthcare Incorporated †	14,749	1,066,353
National Healthcare Corporation	3,163	185,573
National Research Corporation Class A	3,169	89,683
Owens & Minor Incorporated	19,938	327,183
Petiq Incorporated †	2,399	52,538
Premier Incorporated Class A †	17,289	573,130
Providence Service Corporation †	3,633	230,913
Psychemedics Corporation	1,756	37,280
Quorum Health Corporation †	8,578	50,953
R1 RCM Incorporated †	28,487	186,875
Radnet Incorporated †	11,847	118,470
Select Medical Holdings Corporation †	34,180	618,658
Surgery Partners Incorporated †	6,196	98,207
Tenet Healthcare Corporation †	32,516	669,830
Tivity Health Incorporated †	12,356	476,324
U.S. Physical Therapy Incorporated	3,996	309,690

		10,519,370

Health Care Technology: 0.69%
Allscripts Healthcare Solutions Incorporated †	57,937	803,586
Computer Programs & Systems Incorporated	4,324	128,855
Cotiviti Holdings Incorporated †	12,400	415,524
HMS Holdings Corporation †	26,954	432,342
Inovalon Holdings Incorporated Class A †	19,801	237,612
Omnicell Incorporated †	11,924	520,483
Quality Systems Incorporated †	17,105	214,668
Simulations Plus Incorporated	3,751	58,328
Tabula Rasa Healthcare Incorporated †	3,200	103,392
Vocera Communications Incorporated †	8,513	234,108

		3,148,898

Life Sciences Tools & Services: 0.51%
Bruker Corporation	33,742	1,034,192
Cambrex Corporation †	10,848	563,554
Chromadex Corporation †	7,801	42,515
Enzo Biochem Incorporated †	14,020	88,747
Harvard Bioscience Incorporated †	9,926	46,652
Luminex Corporation	13,436	263,480
Medpace Holdings Incorporated †	2,682	85,958
Neogenomics Incorporated †	23,995	201,558

		2,326,656

Pharmaceuticals: 1.32%
Acer Therapeutics Incorporated †	2,018	36,163
Adamis Pharmaceuticals Corporation †	8,885	26,655
Akcea Therapeutics Incorporated †	3,830	64,995
Akorn Incorporated †	29,798	504,778

The accompanying notes are an integral part of these financial statements.

204	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Pharmaceuticals (continued)
Amphastar Pharmaceuticals Incorporated †	11,252	$206,587
ANI Pharmaceuticals Incorporated †	2,654	170,042
BioDelivery Sciences International Incorporated †	17,816	40,086
Corcept Therapeutics Incorporated †	31,273	475,037
Corium International Incorporated †	8,098	105,274
Cymabay Therapeutics Incorporated †	13,619	202,787
Depomed Incorporated †	18,455	126,786
Durect Corporation †	51,121	62,368
Impax Laboratories Incorporated †	23,137	471,995
Innoviva Incorporated †	24,769	384,167
Intersect ENT Incorporated †	9,154	337,325
Lannett Company Incorporated †	10,235	163,760
Marinus Pharmaceuticals Incorporated †	9,661	49,754
MyoKardia Incorporated †	7,239	421,310
Omeros Corporation †	14,421	145,652
Pacira Pharmaceuticals Incorporated †	12,889	403,426
Phibro Animal Health Corporation Class A	6,420	246,849
Prestige Brands Holdings Incorporated †	17,303	584,841
Reata Pharmaceuticals Incorporated Class A †	4,265	102,744
Supernus Pharmaceuticals Incorporated †	16,282	633,370
Teligent Incorporated †	13,406	37,537
VIVUS Incorporated †	34,712	14,784

		6,019,072

Industrials: 14.11%

Aerospace & Defense: 1.19%
AAR Corporation	10,582	450,582
Aerojet Rocketdyne Holdings †	22,202	599,454
AeroVironment Incorporated †	6,938	344,957
Cubic Corporation	8,424	517,234
Ducommun Incorporated †	3,372	94,888
Engility Holdings Incorporated †	6,115	167,001
HEICO Corporation	10,828	926,877
Mercury Computer Systems Incorporated †	15,289	702,835
Moog Incorporated Class A †	10,335	866,383
National Presto Industries Incorporated	1,759	159,717
Sparton Corporation †	3,140	71,184
Triumph Group Incorporated	15,989	446,893
Vectrus Incorporated †	3,563	97,234

		5,445,239

Air Freight & Logistics: 0.38%
Atlas Air Worldwide Holdings Incorporated †	7,999	486,739
Echo Global Logistics Incorporated †	8,733	230,988
Forward Air Corporation	9,759	526,986
Hub Group Incorporated Class A †	10,457	456,448
Radiant Logistics Incorporated †	11,773	43,560

		1,744,721

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	205

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Airlines: 0.47%
Allegiant Travel Company	4,214	$700,788
Hawaiian Holdings Incorporated	16,587	597,132
Spirit Airlines Incorporated †	21,870	871,301

		2,169,221

Building Products: 1.40%
Advanced Drainage Systems Incorporated	10,909	278,725
American Woodmark Corporation †	4,615	592,566
Apogee Enterprises Incorporated	9,339	402,884
Armstrong Flooring Incorporated †	7,364	103,170
Armstrong World Industries Incorporated †	14,269	860,421
Builders FirstSource Incorporated †	35,859	687,776
Continental Building Product †	12,891	350,635
CSW Industrials Incorporated †	5,191	238,007
Griffon Corporation	11,991	224,232
Insteel Industries Incorporated	6,019	169,977
JELD-WEN Holding Incorporated †	17,918	558,325
NCI Building Systems Incorporated †	12,878	209,911
Patrick Industries Incorporated †	7,398	454,607
PGT Incorporated †	15,972	279,510
Ply Gem Holdings Incorporated †	7,231	156,190
Quanex Building Products Corporation	11,426	191,386
Universal Forest Products Incorporated	19,711	649,280

		6,407,602

Commercial Services & Supplies: 2.27%
ABM Industries Incorporated	21,004	738,501
Advanced Disposal Services Incorporated †	13,930	311,753
Arc Document Solutions Incorporated †	14,849	31,628
Brady Corporation Class A	15,292	571,921
Casella Waste Systems Incorporated Class A †	12,449	316,454
Covanta Holding Corporation	38,614	577,279
Ennis Incorporated	8,178	159,471
Essendant Incorporated	12,412	98,551
Heritage Crystal Clean Incorporated †	4,879	97,580
Herman Miller Incorporated	19,696	707,086
HNI Corporation	14,473	535,212
Hudson Technologies Incorporated †	11,588	70,687
InnerWorkings Incorporated †	15,079	139,179
Interface Incorporated	20,239	489,784
Kimball International Incorporated Class B	12,143	199,509
Knoll Incorporated	16,030	340,958
LSC Communications Incorporated	11,102	161,645
Matthews International Corporation Class A	10,274	526,543
Mcgrath RentCorp	7,929	401,366
Multi-Color Corporation	4,495	284,758
Nl Industries Incorporated †	2,700	21,735
Quad Graphics Incorporated	10,317	272,266
SP Plus Corporation †	7,176	258,336

The accompanying notes are an integral part of these financial statements.

206	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Commercial Services & Supplies (continued)
Steelcase Incorporated Class A	26,587	$362,913
TEAM Incorporated †	10,087	164,922
Tetra Tech Incorporated	18,530	907,044
UniFirst Corporation	4,900	760,970
US Ecology Incorporated	7,122	376,754
Viad Corporation	6,615	344,311
VSE Corporation	2,885	139,923

		10,369,039

Construction & Engineering: 0.78%
Aegion Corporation †	10,691	245,465
Ameresco Incorporated Class A †	5,732	46,716
Argan Incorporated	4,922	196,634
Comfort Systems Incorporated	12,170	499,579
Goldfield Corporation †	7,805	36,684
Great Lakes Dredge & Dock Company †	18,204	82,828
Hc2 Holdings Incorporated †	12,963	64,296
IES Holdings Incorporated †	2,773	42,566
Layne Christensen Company †	5,536	85,808
MasTec Incorporated †	21,653	1,103,220
MYR Group Incorporated †	5,276	170,679
Northwest Pipe Company †	3,101	54,361
NV5 Global Incorporated †	2,623	113,445
Orion Marine Group Incorporated †	9,446	59,321
Primoris Services Corporation	13,548	337,345
Sterling Construction Company Incorporated †	8,550	103,284
Tutor Perini Corporation †	12,726	307,333

		3,549,564

Electrical Equipment: 0.74%
Allied Motion Technologies	2,596	81,385
American Superconductor Corporation †	6,397	30,258
Atkore International Incorporated †	11,262	244,836
AZZ Incorporated	8,475	346,204
Babcock & Wilcox Enterprises Incorporated †	16,347	103,967
Encore Wire Corporation	6,625	347,150
Generac Holdings Incorporated †	19,776	879,636
General Cable Corporation	16,097	475,666
LSI Industries Incorporated	8,179	63,878
Powell Industries Incorporated	2,984	79,464
Preformed Line Products Company	994	60,425
Revolution Lighting Technologies †	4,152	14,158
Sunrun Incorporated †	25,269	169,050
Thermon Group Holdings Incorporated †	10,785	235,329
TPI Composites Incorporated †	4,257	84,374
Vicor Corporation †	5,844	150,483

		3,366,263

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	207

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 0.06%
ScanSource Incorporated †	8,341	$273,168

Industrial Conglomerates: 0.09%
Raven Industries Incorporated	11,831	401,662

Machinery: 3.32%
Actuant Corporation Class A	19,138	434,433
Alamo Group Incorporated	3,209	356,680
Albany International Corporation Class A	9,471	602,829
Altra Holdings Incorporated	9,471	411,041
American Railcar Industries	2,409	89,735
Astec Industries Incorporated	6,885	405,527
Blue Bird Corporation †	3,924	91,037
Briggs & Stratton Corporation	13,756	309,235
Columbus McKinnon Corporation	6,539	232,135
Commercial Vehicle Group Incorporated †	9,221	93,132
DMC Global Incorporated	4,720	100,064
Douglas Dynamics Incorporated	7,313	325,429
Eastern Company	1,837	46,844
EnPro Industries Incorporated	6,909	500,626
ESCO Technologies Incorporated	8,247	485,748
Federal Signal Corporation	19,432	415,650
Foster Company Class A †	2,637	68,958
Franklin Electric Company Incorporated	12,836	502,529
Freightcar America Incorporated	4,011	59,323
Gencor Industries Incorporated †	2,936	47,416
Global Brass & Copper Holdings Incorporated	7,074	200,194
Gorman Rupp Company	5,948	158,693
Graham Corporation	3,280	66,289
Hardinge Incorporated	3,788	69,510
Hillenbrand Incorporated	18,794	825,057
Hurco Companies Incorporated	2,079	87,006
Hyster Yale Materials	2,633	187,443
Kadant Incorporated	3,593	342,772
Lindsay Manufacturing Company	3,522	311,486
Lydall Incorporated †	5,492	264,440
Manitex International Incorporated †	4,657	48,852
Meritor Incorporated †	28,709	703,371
Miller Industries Incorporated	3,796	92,433
Mueller Industries Incorporated	18,566	491,813
Omega Flex Incorporated	1,262	70,445
Park Ohio Holdings Corporation	2,863	114,091
Proto Labs Incorporated †	8,142	887,071
RBC Bearings Incorporated †	7,788	938,454
REV Group Incorporated	9,097	245,619
Spartan Motors Incorporated	10,210	150,598
Standex International Corporation	4,192	402,851
Tennant Company	5,822	374,937
The Greenbrier Companies Incorporated	9,025	467,495
Twin Disc Incorporated †	3,331	79,678

The accompanying notes are an integral part of these financial statements.

208	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Machinery (continued)
Wabash National Corporation	18,823	$411,283
Watts Water Technologies Incorporated	9,105	687,428
Welbilt Incorporated †	45,133	894,085

		15,151,765

Marine: 0.10%
Genco Shipping & Trading Limited †	2,757	37,936
Matson Incorporated	14,067	400,910

		438,846

Professional Services: 1.47%
Barrett Business Services Incorporated	2,365	175,696
BG Staffing Incorporated	2,593	42,655
CBIZ Incorporated †	17,740	320,207
Cogint Incorporated †	6,296	16,370
CRA International Incorporated	2,657	132,823
Exponent Incorporated	8,494	660,409
Forrester Research Incorporated	3,256	131,868
Franklin Covey Company †	3,208	83,087
FTI Consulting Incorporated †	12,880	614,247
GP Strategies Corporation †	4,129	91,044
Heidrick & Struggles International Incorporated	5,967	157,529
Hill International Incorporated †	13,687	75,963
ICF International Incorporated	6,067	345,819
Insperity Incorporated	12,251	799,990
Kelly Services Incorporated Class A	10,284	303,275
Kforce Incorporated	7,937	219,855
Korn/Ferry International	17,086	716,074
Mistras Group Incorporated †	5,594	110,314
Navigant Consulting Incorporated †	15,514	308,418
Resources Connection Incorporated	9,803	152,437
RPX Corporation	15,784	158,314
TriNet Group Incorporated †	13,710	646,701
TrueBlue Incorporated †	13,874	377,373
Willdan Group Incorporated †	2,678	56,158

		6,696,626

Road & Rail: 0.66%
Arcbest Corporation	8,005	264,966
Celadon Group Incorporated	8,727	33,599
Covenant Transport Incorporated Class A †	3,813	98,452
Daseke Incorporated †	8,042	80,903
Heartland Express Incorporated	15,046	293,698
Marten Transport Limited	12,736	275,734
Roadrunner Transportation Systems Incorporated †	12,406	47,515
Saia Incorporated †	8,330	605,175
Schneider National Incorporated Class B	21,937	567,291
Universal Truckload Services	2,725	60,223
USA Truck Incorporated †	2,243	57,331

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	209

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Road & Rail (continued)
Werner Enterprises Incorporated	14,432	$537,592
YRC Worldwide Incorporated †	10,425	90,906

		3,013,385

Trading Companies & Distributors: 1.18%
Applied Industrial Technologies Incorporated	12,583	885,843
BMC Stock Holdings Incorporated †	19,905	373,219
CAI International Incorporated †	5,210	105,242
DXP Enterprises Incorporated †	5,306	157,800
Foundation Building Material †	4,702	64,370
GATX Corporation	12,278	846,445
GMS Incorporated †	8,836	273,563
H&E Equipment Services Incorporated	10,324	389,112
Houston Wire & Cable Company †	5,450	37,878
Huttig Building Products Incorporated †	6,895	35,509
Kaman Corporation	9,056	554,408
Lawson Products Incorporated †	1,519	35,621
Nexeo Solutions Incorporated †	9,332	86,694
Rush Enterprises Incorporated †	10,212	434,112
Siteone Landscape Supply Incorporated †	12,690	873,580
Titan Machinery Incorporated †	5,408	107,836
Veritiv Corporation †	3,668	88,949
Willis Lease Finance Corporation †	1,050	28,665

		5,378,846

Transportation Infrastructure: 0.00%
Yangtze River Port And Logis †	4,306	20,454

Information Technology: 12.59%

Communications Equipment: 1.21%
ADTRAN Incorporated	15,594	244,046
Applied Optoelectronics Incorporated †	6,001	167,608
Calamp Corporation †	11,194	261,940
Calix Networks Incorporated †	14,825	97,104
Clearfield Incorporated †	3,860	52,110
Comtech Telecommunications Corporation	7,348	162,391
Digi International Incorporated †	8,704	90,957
Echostar Corporation †	11,714	679,646
Emcore Corporation †	8,536	45,241
Extreme Networks Incorporated †	36,062	411,467
InterDigital Incorporated	11,294	810,909
KVH Industries Incorporated †	5,233	53,377
NETGEAR Incorporated †	10,064	561,068
Oclaro Incorporated †	53,226	381,630
PCTEL Incorporated	5,740	40,237
Plantronics Incorporated	11,043	596,764
Quantenna Communications Incorporated †	6,538	89,898
Tessco Technologies Incorporated	2,118	46,914
Viavi Solutions Incorporated †	74,568	717,344

		5,510,651

The accompanying notes are an integral part of these financial statements.

210	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 2.21%
Airgain Incorporated †	2,533	$23,126
Akoustis Technologies Incorporated †	3,923	22,596
Anixter International Incorporated †	9,167	692,567
AVX Corporation	15,440	267,112
Badger Meter Incorporated	9,270	441,252
Bel Fuse Incorporated Class B	3,242	56,087
Benchmark Electronics Incorporated †	16,425	492,750
Control4 Corporation †	7,508	180,492
CTS Corporation	10,951	281,441
Daktronics Incorporated	12,179	108,515
Electro Scientific Industries Incorporated †	10,295	184,589
Eplus Incorporated †	4,577	350,369
ID Systems Incorporated †	5,302	38,758
Insight Enterprises Incorporated †	11,694	408,471
Iteris Incorporated †	10,258	57,137
Itron Incorporated †	12,595	881,650
Kemet Corporation †	13,849	249,005
Kimball Electronics Incorporated †	8,584	148,932
Mesa Laboratories Incorporated	1,088	142,528
Methode Electronics Incorporated	11,500	453,675
MTS Systems Corporation	5,549	271,624
Napco Security Technologies †	4,010	40,501
OSI Systems Incorporated †	5,763	363,876
Par Technology Corporation †	3,299	36,421
Park Electrochemical Corporation	6,500	110,630
PC Connection Incorporated	3,218	79,903
PC Mall Incorporated †	3,015	21,407
Plexus Corporation †	10,981	662,374
Rogers Corporation †	5,889	808,677
Sanmina Corporation †	24,984	688,309
Systemax Incorporated	4,828	137,936
TTM Technologies Incorporated †	30,637	495,094
Vishay Intertechnology Incorporated	44,561	819,922
Vishay Precision Group †	3,284	98,356

		10,116,082

Internet Software & Services: 2.53%
2U Incorporated †	16,333	1,352,046
Actua Corporation	9,483	10,431
Aerohive Networks Incorporated †	8,959	37,538
Alarm.com Holdings Incorporated †	8,114	293,199
Alteryx Incorporated Class A †	5,689	194,507
Amber Road Incorporated †	7,088	64,501
Angi Homeservices Incorporated Class A †	16,193	239,494
Appfolio Incorporated Class A †	3,623	145,282
Apptio Incorporated Class A †	7,151	206,664
Autoweb Incorporated †	3,672	25,924
Benefitfocus Incorporated †	5,940	143,748
Blucora Incorporated †	13,952	325,082

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	211

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Internet Software & Services (continued)
Brightcove Incorporated †	11,166	$76,487
Carbonite Incorporated †	7,746	218,050
Care.com Incorporated †	5,877	105,081
Cars.com Incorporated †	22,753	623,205
ChannelAdvisor Corporation †	7,836	69,349
Cision Limited †	10,644	128,154
Commercehub Incorporated Series C †	8,870	168,974
DHI Group Incorporated †	16,071	26,517
Endurance International Group Holdings †	20,053	146,387
Five9 Incorporated †	16,921	513,722
Gogo Incorporated †	18,082	164,185
GTT Communications Incorporated †	9,968	514,349
Instructure Incorporated †	6,881	298,635
Internap Corporation †	6,120	79,682
Limelight Networks Incorporated †	26,213	105,901
Liquidity Services Incorporated †	8,410	57,609
LivePerson Incorporated †	17,913	258,843
Marchex Incorporated Class B †	11,350	36,320
Match Group Incorporated †	12,686	508,074
Mindbody Incorporated Class A †	11,316	403,415
MuleSoft Incorporated Class A †	6,776	209,243
NIC Incorporated	20,823	281,111
Okta Incorporated †	6,349	245,008
Q2 Holdings Incorporated †	10,824	493,033
Quinstreet Incorporated †	11,293	148,277
Quotient Technology Incorporated †	25,273	332,340
Reis Incorporated	2,788	53,669
Rhythmone plc †	6,435	20,199
Shutterstock Incorporated †	5,999	301,450
SPS Commerce Incorporated †	5,649	339,053
Synacor Incorporated †	9,709	19,418
Techtarget Incorporated †	6,468	111,767
Telaria Incorporated †	8,436	32,479
The Meet Group Incorporated †	23,194	60,768
The Trade Desk Incorporated †	9,235	519,561
TrueCar Incorporated †	22,666	251,366
Web.com Group Incorporated †	16,287	293,166
Xo Group Incorporated †	7,932	152,850
Yext Incorporated †	10,756	136,601

		11,542,714

IT Services: 1.76%
Blackhawk Network Incorporated †	18,494	827,607
Cardtronics Incorporated Class A †	14,937	334,290
Cass Information Systems Incorporated	3,397	198,928
Convergys Corporation	30,011	696,555
CSG Systems International Incorporated	10,853	506,618
Edgewater Technology Incorporated †	4,131	27,306
Everi Holdings Incorporated †	22,710	169,190

The accompanying notes are an integral part of these financial statements.

212	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

IT Services (continued)
Exela Technologies Incorporated †	8,905	$51,293
Exlservice Holdings Incorporated †	10,732	611,939
Hackett Group Incorporated	7,792	140,490
Information Services Group Incorporated †	12,060	50,893
Luxoft Holding Incorporated †	7,420	320,173
ManTech International Corporation Class A	8,364	471,479
Moneygram International Incorporated †	8,715	93,512
Perficient Incorporated †	11,101	216,136
Pfsweb Incorproated †	4,921	35,234
Presidio Incorporated †	7,676	112,223
PRGX Global Incorporated †	6,909	51,818
Science Applications International Corporation	14,004	1,013,750
StarTek Incorporated †	3,492	37,714
Sykes Enterprises Incorporated †	12,902	374,932
Syntel Incorporated †	10,993	295,162
Travelport Worldwide Limited	40,918	583,082
Ttec Holdings Incorporated	5,116	182,385
Unisys Corporation †	16,879	189,045
Virtusa Corporation †	8,903	424,851

		8,016,605

Semiconductors & Semiconductor Equipment: 1.65%
Adesto Technologies Corporation †	4,294	27,696
Alpha & Omega Semiconductor †	6,488	99,721
Amkor Technology Incorporated †	29,653	298,013
Amtech Systems Incorporated †	3,976	30,178
Axcelis Technologies Incorporated †	10,279	251,322
AXT Incorproated †	12,344	92,271
Brooks Automation Incorporated	22,201	592,989
Cabot Microelectronics Corporation	8,232	838,841
Ceva Incorporated †	7,254	266,585
Cohu Incorporated	9,009	180,450
Cyberoptics Corporation †	2,299	37,704
Diodes Incorporated †	12,642	380,524
DSP Group Incorporated †	6,692	81,308
FormFactor Incorporated †	23,111	302,754
GSI Technology Incorporated †	4,581	34,632
Ichor Holdings Limited †	6,316	163,205
Impinj Incorporated †	5,117	65,191
Nanometrics Incorporated †	8,101	213,785
NVE Corporation	1,651	114,761
Photronics Incorporated †	24,252	189,166
Pixelworks Incorproated †	9,406	41,386
Power Integrations Incorporated	9,357	628,790
Quicklogic Corporation †	26,379	42,470
Rambus Incorporated †	35,971	457,191
Rudolph Technologies Incorporated †	9,927	263,562
Semtech Corporation †	23,306	784,247
Sigma Designs Incorporated †	12,554	75,324

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	213

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Smart Global Holdings Incorporated †	1,889	$65,586
Synaptics Incorporated †	11,261	523,299
Ultra Clean Holdings Incorporated †	10,332	198,994
Xcerra Corporation †	17,372	173,720

		7,515,665

Software: 2.79%
A10 Networks Incorporated †	16,729	105,058
ACI Worldwide Incorporated †	38,406	908,302
Agilysys Incorporated †	5,016	56,029
American Software Incorporated Class A	9,125	113,515
Asure Software Incorporated †	2,862	40,784
Bottomline Technologies (de) Incorporated †	12,854	488,195
CommVault Systems Incorporated †	13,877	722,298
Datawatch Corporation †	3,153	29,481
Ebix Incorporated	7,336	615,857
Everbridge Incorporated †	7,391	235,847
Globant SA †	7,838	408,203
Glu Mobile Incorporated †	35,238	130,733
MicroStrategy Incorporated Class A †	3,102	396,994
Mitek Systems Incorporated †	10,718	81,993
MobileIron Incorporated †	18,696	89,741
Model N Incorporated †	7,311	125,018
Monotype Imaging Holdings Incorporated	13,650	328,965
Park City Group Incorporated †	4,166	43,118
Pegasystems Incorporated	12,224	708,992
Progress Software Corporation	15,436	723,485
Qad Incorporated Class A	3,305	148,725
Qualys Incorporated †	10,210	756,051
Realnetworks Incorporated †	8,403	23,360
RealPage Incorporated †	19,906	1,040,089
Rimini Street Incorporated †	7,599	64,971
RingCentral Incorporated Class A †	20,255	1,268,976
Rosetta Stone Incorporated †	6,710	91,860
Seachange International Incorporated †	11,300	34,804
Secureworks Corporation Class A †	2,647	26,126
Sito Mobile Limited †	5,096	26,550
Synchronoss Technologies Incorporated †	13,559	126,641
TeleNav Incorporated †	9,891	53,906
The Rubicon Project Incorporated †	14,484	23,319
Tivo Corporation	39,549	593,235
Upland Software Incorproated †	3,589	85,634
Vasco Data Security International Incorporated †	10,059	121,211
Verint Systems Incorporated †	20,664	803,830
Workiva Incorporated †	7,954	180,954
Zix Corporation †	18,515	74,986
Zynga Incorporated Class A †	249,334	862,696

		12,760,532

The accompanying notes are an integral part of these financial statements.

214	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Technology Hardware, Storage & Peripherals: 0.44%
Avid Technology Incorporated †	12,456	$59,664
Diebold Nixdorf Incorporated	23,975	376,408
Eastman Kodak Company †	12,390	65,048
Electronics For Imaging Incorporated †	15,131	414,438
Intevac Incorporated †	6,410	38,781
Pure Storage Incorporated Class A †	29,938	648,756
Quantum Corporation †	9,512	34,814
Super Micro Computer Incorporated †	12,918	233,816
USA Technologies Incorporated †	15,642	127,482

		1,999,207

Materials: 4.46%

Chemicals: 2.08%
Advanced Emissions Solutions	7,073	68,184
Advansix Incorporated †	9,772	404,072
Agrofresh Solutions Incorporated †	8,637	66,850
American Vanguard Corporation	8,860	172,770
Calgon Carbon Corporation	16,528	351,220
Chase Corporation	2,400	249,600
Core Molding Technologies Incorporated	2,590	47,138
Ferro Corporation †	26,345	563,520
Futurefuel Corporation	8,591	103,006
GCP Applied Technologies Incorporated †	22,771	700,208
Hawkins Incorporated	3,247	108,775
HB Fuller Company	16,545	833,703
Ingevity Corporation †	13,724	1,028,065
Innophos Holdings Incorporated	6,450	268,062
Innospec Incorporated	8,031	521,613
KMG Chemicals Incorporated	3,154	189,145
Kooper Holdings Incorporated †	6,667	269,347
Kraton Performance Polymers Incorporated †	10,381	440,258
Kronos Worldwide Incorporated	7,185	154,118
Omnova Solutions Incorporated †	14,546	146,915
Quaker Chemical Corporation	4,255	606,465
Rayonier Advanced Materials	14,246	290,191
Stepan Company	6,676	534,748
Trecora Resources †	6,641	73,715
Tredegar Corporation	10,858	173,185
Trinseo SA	14,457	1,150,777

		9,515,650

Construction Materials: 0.09%
United States Lime & Mineral	689	49,064
US Concrete Incorporated †	4,884	355,311

		404,375

Containers & Packaging: 0.31%
Greif Incorporated Class A	8,267	475,931
Myers Industries Incorporated	9,610	182,110

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	215

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Containers & Packaging (continued)
Silgan Holdings Incorporated	24,697	$702,630
UFP Technologies Incorporated †	2,233	63,529

		1,424,200

Metals & Mining: 1.34%
AK Steel Holding Corporation †	102,187	527,285
Ampco Pittsburgh Corporation	3,734	38,087
Cleveland Cliffs Incorporated †	92,423	649,734
Coeur D’alene Mines Corporation †	59,572	455,726
Commercial Metals Company	37,266	905,564
Compass Minerals International Incorporated	11,055	666,617
Gold Resource Corporation	18,327	74,591
Hecla Mining Company	130,841	478,878
Kaiser Aluminum Corporation	5,371	539,087
Materion Corporation	6,664	335,866
Olympic Steel Incorporated	2,966	66,824
Ryerson Holding Corporation †	5,219	52,712
Schnitzer Steel Industry	8,312	282,608
Synalloy Corporation	2,937	40,237
Universal Stainless & Alloy †	2,255	57,254
Warrior Met Coal Incorporated	9,001	280,921
Worthington Industries Incorporated	14,667	648,868

		6,100,859

Paper & Forest Products: 0.64%
Boise Cascade Company	12,573	506,692
Clearwater Paper Corporation †	5,310	199,656
Domtar Corporation	20,597	921,922
Neenah Paper Incorporated	5,496	421,268
PH Glatfelter Company	14,330	292,475
Schweitzer-Mauduit International Incorporated	9,965	390,728
Verso Corporation Class A †	10,648	186,766

		2,919,507

Real Estate: 6.75%

Equity REITs: 6.21%
Acadia Realty Trust	27,695	666,896
Agree Realty Corporation	8,970	422,487
Alexander & Baldwin Incorporated	26,001	571,762
Alexander S REIT Incorporated	682	249,155
American Assets Trust Incorporated	12,698	402,781
Armada Hoffler Properties Incorporated	14,603	191,007
Ashford Hospitality Prime Incorporated	10,066	86,568
Ashford Hospitality Trust Incorporated	29,390	161,939
Bluerock Residential Growth REIT Incorporated	8,036	60,511
CareTrust REIT Incorporated	24,806	328,680
Catchmark Timber Trust Incorporated Class A	13,968	182,701
CBL & Associates Properties Incorporated	56,950	263,679
Cedar Shopping Centers Incorporated	28,820	114,415

The accompanying notes are an integral part of these financial statements.

216	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
Chatham Lodging Trust	12,592	$229,048
Chesapeake Lodging Trust	19,358	500,598
Clipper Realty Incorporated	4,886	43,485
Columbia Property Trust Incorporated	39,778	828,576
Community Healthcare Trust Incorporated	6,019	141,687
CorEnergy Infrastructure Trust Incorporated	3,936	141,184
DDR Corporation	103,128	804,398
DiamondRock Hospitality	64,284	660,840
Easterly Government Properties Incorporated	12,625	240,380
EastGroup Properties Incorporated	10,744	870,586
Education Realty Trust Incorporated	24,058	749,166
Farmland Partners REIT Incorporated	10,095	75,914
Four Corners Property Trust Incorporated	20,334	446,535
Franklin Street Properties Corporation	33,302	269,413
Getty Realty Corporation	10,413	245,747
Gladstone Commercial Corporation	9,007	152,308
Gladstone Land REIT Corporation	3,485	43,423
Global Medical REIT Incorporated	6,385	41,503
Global Net Lease Incorporated	22,150	346,426
Government Properties Income	31,054	426,061
Hersha Hospitality Trust	13,252	222,634
Independence Realty Trust Incorporated	27,496	234,266
InfraReit Incorporated	12,971	241,779
Investors Real Estate Trust	38,830	180,560
iStar Financial Incorporated †	21,899	221,180
Jernigan Capital Incorporated	4,291	72,475
Kite Realty Group Trust	27,990	423,769
Lexington Corporate Properties Trust	70,826	563,775
LTC Properties Incorporated	12,926	477,616
Mack-Cali Realty Corporation	27,143	458,445
Medequities Realty Trust Incorporated	8,920	86,256
MGM Growth Properties LLC Class A	23,120	606,900
Monmouth Real Estate Investment Corporation	22,074	311,685
National Storage Affiliates	14,340	351,760
New Senior Investment Group Incorporated	26,244	212,052
Nexpoint Residential	5,676	136,848
NorthStar Realty Europe Corporation	16,104	165,549
One Liberty Properties Incorporated	4,661	101,423
Pebblebrook Hotel Trust	22,115	752,131
Potlatch Corporation	13,217	676,050
Preferred Apartment Communities Incorporated Series A	10,704	149,107
PS Business Parks Incorporated	6,382	707,509
QTS Realty Trust Incorporated Class A	13,842	446,681
Quality Care Properties Incorporated †	31,030	384,462
Ramco-Gershenson Properties Trust	25,869	304,737
Retail Opportunity Investment Corporation	35,361	606,795
Rexford Industrial Realty Incorporated	22,810	615,870
Ryman Hospitality Properties Incorporated	14,595	1,006,471
Safety Income & Growth Incorporated	2,213	38,550
Saul Centers Incorporated	3,895	190,582

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	217

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
Select Income REIT	20,420	$371,031
Seritage Growth Property Class A	8,126	307,163
STAG Industrial Incorporated	30,186	687,335
Summit Hotel Properties Incorporated	33,577	442,209
Tanger Factory Outlet Centers Incorporated	30,881	689,264
Terreno Realty Corporation	16,666	555,144
Tier Incorporated	15,326	284,757
UMH Properties Incorporated	9,818	114,576
Universal Health Realty Income Trust	4,124	228,305
Urban Edge Properties	31,983	690,193
Urstadt Biddle Properties Incorporated	9,528	166,931
Washington Prime Group Incorporated	65,872	431,462
Washington REIT	24,822	627,500
Wheeler REIT	2,893	14,523
Whitestone REIT	12,267	151,375
Xenia Hotels & Resorts Incorporated	35,158	691,558

		28,361,102

Real Estate Management & Development: 0.54%
Altisource Portfolio Solutions SA †	3,516	93,526
Consolidated-Tomoka Land Company	1,244	77,041
Forestar Group Incorproated †	3,144	77,657
FRP Holdings Incorporated †	2,247	117,406
Griffin Industrial Realty Incorporated	1,272	46,250
HFF Incorporated Class A	11,943	545,317
Kennedy Wilson Holdings Incorporated	30,126	492,560
Marcus & Millichap Incorporated †	5,237	163,918
Maui Land & Pineapple Company Incorporated †	2,235	24,809
Re/max Holdings Incorporated Class A	5,729	316,814
Redfin Corporation †	3,308	68,112
Stratus Properties Incorporated	1,922	57,083
The RMR Group Incorporated Class A	2,253	141,488
The St. Joe Company †	14,084	247,878

		2,469,859

Telecommunication Services: 0.99%

Diversified Telecommunication Services: 0.74%
Alaska Communications Systems Group Incorporated †	16,271	34,332
ATN International Incorporated	3,530	211,447
Cincinnati Bell Incorporated †	13,819	223,177
Cogent Communications Group Incorporated	13,827	592,487
Consolidated Communications Holdings Incorporated	23,342	269,834
Frontier Communications Corporation	25,520	179,406
GCI Liberty Incorporated †	7,635	293,566
Hawaiian Telcom Holdco Incorporated †	1,853	52,199
IDT Corporation Class B	5,691	68,747
Intelsat SA †	13,220	63,985
Iradium Communications Incorporated †	27,076	316,789
Ooma Incorporated †	5,705	60,758

The accompanying notes are an integral part of these financial statements.

218	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Diversified Telecommunication Services (continued)
ORBCOMM Incorporated †	22,215	$231,036
Vonage Holdings Corporation †	67,560	685,734
Windstream Holdings Incorporated	59,106	93,387

		3,376,884

Wireless Telecommunication Services: 0.25%
Boingo Wireless Incorporated †	12,787	338,472
Shenandoah Telecommunications Company	15,251	500,233
Spok Holdings Incorporated	6,787	105,538
United States Cellular Corporation †	4,564	176,125

		1,120,368

Utilities: 1.82%

Electric Utilities: 0.60%
Avangrid Incorporated	18,201	883,113
El Paso Electric Company	13,232	643,075
Genie Energy Limited Class B	5,363	23,865
MGE Energy Incorporated	11,638	610,995
Otter Tail Corporation	13,061	519,828
Spark Energy Incorporated Class A	3,989	37,098

		2,717,974

Gas Utilities: 0.34%
Chesapeake Utilities Corporation	5,155	343,581
Northwest Natural Gas Company	9,288	484,369
RGC Resources Incorporated	2,177	54,316
South Jersey Industries Incorporated	26,035	682,377

		1,564,643

Independent Power & Renewable Electricity Producers: 0.36%
8point3 Energy Partners LP	9,420	114,453
Dynegy Incorporated †	36,695	448,780
NRG Yield Incorporated Class C	21,823	341,530
Ormat Technologies Incorporated	11,922	746,079

		1,650,842

Multi-Utilities: 0.04%
Unitil Corporation	4,624	194,393

Water Utilities: 0.48%
American States Water Company	11,932	633,828
Aquaventure Holdings Limited †	3,512	45,129
Artesian Resources Corporation Class A	2,728	90,270
California Water Service Group	15,643	593,652
Connecticut Water Service Incorporated	3,792	195,781
Middlesex Water Company	5,296	187,690
SJW Corporation	5,522	292,335
York Water Company	4,445	124,905

		2,163,590

Total Common Stocks (Cost $424,589,271)		440,559,452

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	219

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 3.11%

Investment Companies: 3.11%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29%	14,195,316	$14,195,316

Total Short-Term Investments (Cost $14,195,316)			14,195,316

Total investments in securities (Cost $438,784,587)	99.62%	454,754,768
Other assets and liabilities, net	0.38	1,755,786

Total net assets	100.00%	$456,510,554

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Russell 2000 Index	204	3-16-2018	$15,959,978	$15,414,240	$0	$(545,738)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	0	667,171,152	652,975,836	14,195,316	$0	$0	$102,588	$14,195,316	3.11%

The accompanying notes are an integral part of these financial statements.

220	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 81.66%

Consumer Discretionary: 18.71%

Auto Components: 1.34%
American Axle & Manufacturing Incorporated	6.50%	4-1-2027	$300,000	$309,750
Dana Incorporated	6.00	9-15-2023	300,000	310,500
Goodyear Tire & Rubber Company	5.13	11-15-2023	600,000	614,250
ZF North America Capital Incorporated 144A	4.75	4-29-2025	500,000	514,375

				1,748,875

Automobiles: 0.15%
Tesla Incorporated 144A	5.30	8-15-2025	200,000	190,500

Distributors: 0.31%
Ahern Rentals Incorporated 144A	7.38	5-15-2023	200,000	194,000
American Tire Distributors Holdings Incorporated 144A	10.25	3-1-2022	200,000	208,274

				402,274

Diversified Consumer Services: 0.69%
APX Group Incorporated	7.88	12-1-2022	200,000	210,750
Cengage Learning Incorporated 144A	9.50	6-15-2024	200,000	170,000
Laureate Education Incorporated 144A	8.25	5-1-2025	200,000	213,000
Service Corporation International	5.38	5-15-2024	300,000	309,345

				903,095

Hotels, Restaurants & Leisure: 4.11%
24 Hour Fitness Worldwide Incorporated 144A	8.00	6-1-2022	200,000	199,000
Boyd Gaming Corporation	6.88	5-15-2023	200,000	211,000
Caesars Resort Collection LLC 144A	5.25	10-15-2025	400,000	391,000
Carlson Travel Incorporated 144A	6.75	12-15-2023	300,000	303,750
ClubCorp Holdings Incorporated 144A	8.50	9-15-2025	200,000	195,875
Diamond Resorts International Incorporated 144A	7.75	9-1-2023	300,000	323,625
Eldorado Resorts Incorporated	6.00	4-1-2025	200,000	206,000
Golden Nugget Incorporated 144A	6.75	10-15-2024	300,000	307,500
Golden Nugget Incorporated 144A	8.75	10-1-2025	200,000	210,500
Hilton Worldwide Finance LLC	4.88	4-1-2027	300,000	300,000
Jack Ohio Finance LLC 144A	6.75	11-15-2021	200,000	208,394
KFC Holding Company 144A	5.00	6-1-2024	300,000	303,000
KFC Holding Company 144A	5.25	6-1-2026	200,000	202,500
MGM Resorts International Company	4.63	9-1-2026	600,000	586,494
Mohegan Gaming & EntertainmentCompany 144A	7.88	10-15-2024	300,000	309,750
Scientific Games International Incorporated 144A	7.00	1-1-2022	67,000	70,518
Scientific Games International Incorporated	10.00	12-1-2022	400,000	433,800
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	199,518
Wynn Las Vegas LLC 144A	5.50	3-1-2025	400,000	405,500

				5,367,724

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	221

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Household Durables: 1.83%
K Hovnanian Enterprises Incorporated 144A	10.50%	7-15-2024	$300,000	$328,313
Lennar Corporation	4.50	6-15-2019	300,000	303,750
Lennar Corporation	4.88	12-15-2023	200,000	202,750
Lennar Corporation 144A	5.00	6-15-2027	200,000	199,520
Lennar Corporation 144A	8.38	1-15-2021	200,000	223,100
Pulte Group Incorporated	4.25	3-1-2021	200,000	203,500
Pulte Group Incorporated	5.00	1-15-2027	200,000	198,750
Pulte Group Incorporated	6.38	5-15-2033	200,000	213,500
Toll Brothers Finance Corporation	5.88	2-15-2022	300,000	319,500
William Lyon Homes Incorporated	5.88	1-31-2025	200,000	199,500

				2,392,183

Household Products: 0.16%
Avon International Operations Incorporated 144A	7.88	8-15-2022	200,000	206,000

Internet & Direct Marketing Retail: 0.62%
Netflix Incorporated 144A	4.88	4-15-2028	500,000	491,250
Netflix Incorporated	5.38	2-1-2021	300,000	311,625

				802,875

Leisure Products: 0.14%
Mattel Incorporated	5.45	11-1-2041	200,000	177,000

Media: 6.90%
Altice US Finance I Corporation 144A	5.38	7-15-2023	400,000	406,500
AMC Entertainment Holdings Incorporated	5.75	6-15-2025	200,000	194,500
AMC Entertainment Holdings Incorporated	5.88	11-15-2026	300,000	290,250
AMC Networks Incorporated	4.75	8-1-2025	300,000	290,625
CCO Holdings LLC 144A	5.50	5-1-2026	200,000	200,000
CCO Holdings LLC 144A	5.88	5-1-2027	500,000	508,125
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	200,000	199,250
Cinemark USA Incorporated	4.88	6-1-2023	300,000	298,125
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	400,000	411,000
Clear Channel Worldwide Holdings Incorporated	7.63	3-15-2020	400,000	399,500
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	197,000
CSC Holdings LLC 144A	10.13	1-15-2023	200,000	223,020
DISH DBS Corporation	5.00	3-15-2023	300,000	275,625
DISH DBS Corporation	5.88	11-15-2024	600,000	561,000
Gray Television Incorporated 144A	5.88	7-15-2026	300,000	297,375
iHeart Communications Incorporated	11.25	3-1-2021	200,000	159,000
Lamar Media Corporation	5.00	5-1-2023	200,000	204,000
McGraw-Hill Global Education Holdings LLC 144A	7.88	5-15-2024	200,000	193,500
Meredith Corporation 144A	6.88	2-1-2026	300,000	309,375
Neptune Finco Corporation 144A	10.88	10-15-2025	400,000	472,000
Nielsen Finance LLC 144A	5.00	4-15-2022	400,000	404,950
Outfront Media Capital Corporation	5.63	2-15-2024	300,000	303,375
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	200,000	203,000
Sinclair Television Group Incorporated	6.13	10-1-2022	200,000	206,250
Sirius XM Radio Incorporated 144A	5.38	4-15-2025	300,000	304,875

The accompanying notes are an integral part of these financial statements.

222	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Sirius XM Radio Incorporated 144A	5.38%	7-15-2026	$200,000	$202,500
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	200,000	209,500
TEGNA Incorporated	6.38	10-15-2023	300,000	312,750
Univision Communications Incorporated 144A	5.13	5-15-2023	600,000	564,564
Viacom Incorporated (3 Month LIBOR +3.90%) ±	6.25	2-28-2057	200,000	205,540

				9,007,074

Multiline Retail: 0.80%
Dollar Tree Incorporated	5.75	3-1-2023	400,000	416,000
JC Penney Corporation Incorporated	5.65	6-1-2020	400,000	398,000
Neiman Marcus Group Limited 144A	8.00	10-15-2021	200,000	121,000
Neiman Marcus Group Limited (PIK at 9.50%) 144A¥	8.75	10-15-2021	200,000	113,000

				1,048,000

Specialty Retail: 1.51%
Group 1 Automotive Incorporated	5.00	6-1-2022	100,000	102,000
L Brands Incorporated	6.75	7-1-2036	200,000	196,000
L Brands Incorporated	6.88	11-1-2035	200,000	199,690
L Brands Incorporated	7.00	5-1-2020	300,000	321,188
New Albertsons Incorporated	7.45	8-1-2029	200,000	166,000
Penske Auto Group Incorporated	5.75	10-1-2022	300,000	308,250
PetSmart Incorporated 144A	5.88	6-1-2025	200,000	156,000
PetSmart Incorporated 144A	7.13	3-15-2023	200,000	127,480
Sally Holdings LLC	5.63	12-1-2025	200,000	201,000
Staples Incorporated 144A	8.50	9-15-2025	200,000	192,000

				1,969,608

Textiles, Apparel & Luxury Goods: 0.15%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	198,000

Consumer Staples: 4.33%

Beverages: 0.15%
Cott Beverages Incorporated 144A	5.50	4-1-2025	200,000	199,220

Food & Staples Retailing: 1.41%
Albertsons Companies LLC	5.75	3-15-2025	300,000	261,000
Aramark Services Incorporated	4.75	6-1-2026	300,000	295,875
Aramark Services Incorporated 144A	5.00	4-1-2025	200,000	201,500
Fresh Market Incorporated 144A	9.75	5-1-2023	300,000	203,250
Rite Aid Corporation 144A	6.13	4-1-2023	400,000	403,000
Rite Aid Corporation	6.75	6-15-2021	300,000	305,580
Safeway Incorporated	7.25	2-1-2031	200,000	167,000

				1,837,205

Food Products: 1.51%
B&G Foods Incorporated	4.63	6-1-2021	200,000	200,750
JBS USA Finance Incorporated 144A	5.75	6-15-2025	200,000	191,000
JBS USA Finance Incorporated 144A	7.25	6-1-2021	400,000	405,000
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	200,000	202,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	223

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
Lamb Weston Holdings Incorporated 144A	4.88%	11-1-2026	$200,000	$200,000
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	200,000	199,000
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	200,000	194,500
Post Holdings Incorporated 144A	5.00	8-15-2026	400,000	380,000

				1,972,250

Household Products: 0.77%
Energizer Holdings Incorporated 144A	5.50	6-15-2025	300,000	300,000
HRG Group Incorporated	7.75	1-15-2022	200,000	208,625
Kronos Acquisition Holding Company 144A	9.00	8-15-2023	300,000	291,000
Spectrum Brands Incorporated	5.75	7-15-2025	200,000	206,000

				1,005,625

Personal Products: 0.49%
Avon Products Incorporated	6.60	3-15-2020	300,000	301,500
First Quality Finance Company 144A	4.63	5-15-2021	200,000	199,000
Revlon Consumer Products Corporation	6.25	8-1-2024	200,000	137,500

				638,000

Energy: 14.32%

Energy Equipment & Services: 0.90%
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	247,500
Hilcorp Energy Company 144A	5.75	10-1-2025	200,000	203,500
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	200,000	118,000
NGPL PipeCo LLC 144A	4.88	8-15-2027	200,000	201,750
SESI LLC	7.13	12-15-2021	200,000	204,000
Unit Corporation	6.63	5-15-2021	200,000	198,500

				1,173,250

Oil, Gas & Consumable Fuels: 13.42%
Antero Resources Corporation	5.13	12-1-2022	200,000	201,750
Antero Resources Corporation	5.63	6-1-2023	200,000	205,000
Ascent Resources Utica Holdings LLC 144A	10.00	4-1-2022	300,000	319,500
Bill Barrett Corporation	7.00	10-15-2022	200,000	200,000
California Resources Corporation 144A	8.00	12-15-2022	400,000	316,500
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	200,000	200,500
Cheniere Corpus Christi Holdings LLC	5.88	3-31-2025	300,000	317,250
Cheniere Energy Incorporated 144A	5.25	10-1-2025	400,000	404,000
Chesapeake Energy Corporation	4.88	4-15-2022	200,000	187,500
Chesapeake Energy Corporation	6.63	8-15-2020	300,000	308,910
Chesapeake Energy Corporation 144A	8.00	6-15-2027	300,000	292,272
Comstock Resources Incorporated	10.00	3-15-2020	200,000	207,000
CONSOL Energy Incorporated	8.00	4-1-2023	200,000	211,750
Continental Resources Incorporated 144A	4.38	1-15-2028	300,000	291,563
Continental Resources Incorporated	5.00	9-15-2022	400,000	406,000
Crestwood Midstream Partners LP	6.25	4-1-2023	200,000	206,000
CrownRock LP 144A	5.63	10-15-2025	200,000	196,000
DCP Midstream Operating LP	3.88	3-15-2023	200,000	195,000

The accompanying notes are an integral part of these financial statements.

224	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP 144A	4.75%	9-30-2021	$200,000	$203,500
DCP Midstream Operating LP 144A	5.35	3-15-2020	200,000	205,000
DCP Midstream Operating LP (3 Month LIBOR +3.85%) 144A±	5.85	5-21-2043	200,000	189,500
Denbury Resources Incorporated 144A	9.00	5-15-2021	200,000	204,500
Diamondback Energy Incorporated	4.75	11-1-2024	200,000	197,500
Energy Transfer Equity LP	4.25	3-15-2023	200,000	196,188
Energy Transfer Equity LP	5.88	1-15-2024	200,000	212,000
EP Energy Corporation 144A	8.00	2-15-2025	200,000	141,770
EP Energy Corporation 144A	9.38	5-1-2024	200,000	149,806
Genesis Energy LP	6.75	8-1-2022	400,000	411,900
Global Marine Incorporated	7.00	6-1-2028	200,000	199,500
Gulfport Energy Corporation	6.00	10-15-2024	300,000	294,750
Jonah Energy LLC 144A	7.25	10-15-2025	200,000	190,000
Laredo Petroleum Incorporated	5.63	1-15-2022	400,000	396,000
Matador Resources Company	6.88	4-15-2023	200,000	209,000
Murphy Oil Corporation	5.75	8-15-2025	200,000	199,000
Murphy Oil Corporation	6.88	8-15-2024	200,000	210,276
Nabors Industries Incorporated	5.00	9-15-2020	200,000	200,500
Nabors Industries Incorporated	5.10	9-15-2023	200,000	193,000
Newfield Exploration Company	5.63	7-1-2024	200,000	210,500
Newfield Exploration Company	5.75	1-30-2022	200,000	211,000
NGL Energy Partners LP	6.13	3-1-2025	200,000	193,500
Nustar Logistics LP Company	6.75	2-1-2021	200,000	211,500
Oasis Petroleum Incorporated	6.50	11-1-2021	200,000	203,500
Oasis Petroleum Incorporated	6.88	3-15-2022	200,000	204,875
Parsley Energy LLC 144A	5.38	1-15-2025	300,000	297,000
PBF Holding Company LLC	7.00	11-15-2023	200,000	208,000
PDC Energy Incorporated 144A	5.75	5-15-2026	200,000	197,440
Pride International LLC Company	7.88	8-15-2040	200,000	174,000
QEP Resources Incorporated	5.25	5-1-2023	400,000	397,000
Range Resources Corporation	5.00	3-15-2023	200,000	195,500
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	200,000	207,750
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	100,000	117,250
Rowan Companies Incorporated	4.88	6-1-2022	600,000	558,000
RSP Permian Incorporated	5.25	1-15-2025	200,000	202,500
Sable Permian Resources LLC 144A	7.13	11-1-2020	200,000	156,000
Sanchez Energy Corporation	6.13	1-15-2023	500,000	375,000
SemGroup Corporation 144A	7.25	3-15-2026	200,000	205,000
SM Energy Company	6.50	11-15-2021	200,000	204,500
Southwestern Energy Company	4.10	3-15-2022	200,000	187,500
Southwestern Energy Company	6.70	1-23-2025	200,000	196,000
Southwestern Energy Company	7.75	10-1-2027	200,000	204,000
Suburban Propane Partners LP	5.50	6-1-2024	200,000	195,000
Sunoco LP 144A	5.50	2-15-2026	300,000	300,000
Tallgrass Energy Partner LP 144A	5.50	1-15-2028	200,000	201,000
Targa Resources Partners LP	4.25	11-15-2023	400,000	390,000
Targa Resources Partners LP	5.13	2-1-2025	200,000	199,250
Targa Resources Partners LP	5.25	5-1-2023	200,000	202,876
Ultra Resources Incorporated 144A	6.88	4-15-2022	300,000	270,000
Vine Oil & Gas LP 144A	8.75	4-15-2023	200,000	193,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	225

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corporation	5.75%	3-15-2021	$200,000	$204,500
Williams Companies Incorporated	3.70	1-15-2023	500,000	485,625
Williams Companies Incorporated	8.75	3-15-2032	200,000	263,000
WPX Energy Incorporated	6.00	1-15-2022	400,000	415,000

				17,506,751

Financials: 6.89%

Banks: 0.32%
CIT Group Incorporated	5.00	8-15-2022	200,000	206,250
CIT Group Incorporated	5.00	8-1-2023	200,000	206,000

				412,250

Capital Markets: 0.68%
BCD Acquisition Incorporated 144A	9.63	9-15-2023	300,000	325,875
Blue Cube Spinco Incorporated	10.00	10-15-2025	300,000	357,750
MSCI Incorporated 144A	5.25	11-15-2024	200,000	204,360

				887,985

Consumer Finance: 2.73%
Ally Financial Incorporated	4.63	3-30-2025	200,000	201,000
Ally Financial Incorporated	5.13	9-30-2024	300,000	311,250
Ally Financial Incorporated	5.75	11-20-2025	400,000	417,000
Navient Corporation	4.88	6-17-2019	200,000	202,250
Navient Corporation	5.00	10-26-2020	400,000	402,500
Navient Corporation	5.88	3-25-2021	200,000	206,000
Navient Corporation	6.75	6-25-2025	200,000	205,310
Opal Acquisition Incorporated 144A	10.00	10-1-2024	200,000	179,000
Quicken Loans Incorporated 144A	5.25	1-15-2028	400,000	386,000
SLM Corporation	5.50	1-25-2023	200,000	198,000
Springleaf Finance Corporation	6.00	6-1-2020	300,000	310,125
Springleaf Finance Corporation	8.25	12-15-2020	300,000	327,000
Springleaf Finance Corporation	8.25	10-1-2023	200,000	220,000

				3,565,435

Diversified Financial Services: 2.08%
Beacon Escrow Corporation 144A	4.88	11-1-2025	200,000	195,060
GLP Financing II Incorporated	5.38	4-15-2026	400,000	413,500
Harland Clarke Holdings 144A	9.25	3-1-2021	400,000	414,000
Hilton Domestic Operating Company	4.25	9-1-2024	200,000	196,500
Jefferies Finance LLC 144A	7.25	8-15-2024	200,000	202,000
Jefferies Finance LLC 144A	7.50	4-15-2021	300,000	308,250
Prime Services Company 144A	9.25	5-15-2023	243,000	264,566
Starwood Property Trust 144A	4.75	3-15-2025	300,000	290,487
Transocean Incorporated 144A	9.00	7-15-2023	400,000	431,000

				2,715,363

The accompanying notes are an integral part of these financial statements.

226	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 0.92%
Alliant Holdings International LLC 144A	8.25%	8-1-2023	$200,000	$208,000
Genworth Holdings Incorporated	7.20	2-15-2021	200,000	195,500
Genworth Holdings Incorporated	7.63	9-24-2021	400,000	392,400
HUB International Limited 144A	7.88	10-1-2021	200,000	206,250
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	200,000	202,500

				1,204,650

Thrifts & Mortgage Finance: 0.16%
Ladder Capital Finance LLC 144A	5.25	3-15-2022	200,000	201,500

Health Care: 7.27%

Health Care Equipment & Supplies: 0.85%
Hologic Incorporated 144A	4.38	10-15-2025	200,000	195,250
Kinetic Concepts Incorporated 144A	12.50	11-1-2021	200,000	225,500
Ortho Clinical Diagnostics 144A	6.63	5-15-2022	500,000	496,250
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	200,000	188,000

				1,105,000

Health Care Providers & Services: 5.98%
Centene Corporation	4.75	5-15-2022	400,000	406,750
Centene Corporation	6.13	2-15-2024	200,000	210,000
Community Health Systems Incorporated	6.25	3-31-2023	400,000	364,000
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	200,000	196,000
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	300,000	297,938
Encompass Health Corporation	5.75	11-1-2024	400,000	405,500
Envision Healthcare Corporation	5.63	7-15-2022	600,000	612,000
HCA Incorporated	5.50	6-15-2047	200,000	197,500
HCA Incorporated	6.50	2-15-2020	200,000	211,274
HCA Incorporated	7.50	2-15-2022	500,000	553,125
Jaguar Holding Company II 144A	6.38	8-1-2023	200,000	201,000
Kindred Healthcare Incorporated	6.38	4-15-2022	300,000	303,750
Kindred Healthcare Incorporated	8.75	1-15-2023	200,000	214,000
Lifepoint Health Incorporated	5.38	5-1-2024	200,000	195,500
Lifepoint Health Incorporated	5.50	12-1-2021	200,000	201,500
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	300,000	315,750
MPT Operating Partnership LP	5.00	10-15-2027	200,000	195,400
MPT Operating Partnership LP	6.38	3-1-2024	300,000	315,750
Polaris Intermediate Corporation 144A	8.50	12-1-2022	300,000	305,438
RegionalCare Hospital Partners 144A	8.25	5-1-2023	200,000	210,000
Team Health Holdings Incorporated 144A	6.38	2-1-2025	300,000	274,500
Tenet Healthcare Corporation 144A	4.63	7-15-2024	700,000	669,813
Tenet Healthcare Corporation 144A	7.00	8-1-2025	200,000	199,500
Tenet Healthcare Corporation 144A	7.50	1-1-2022	200,000	211,250
Tenet Healthcare Corporation	8.13	4-1-2022	300,000	315,750
Vizient Incorporated 144A	10.38	3-1-2024	200,000	224,000

				7,806,988

Health Care Technology: 0.16%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	200,000	205,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	227

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals: 0.28%
Endo Finance LLC 144A	5.38%	1-15-2023	$500,000	$371,250

Industrials: 7.42%

Aerospace & Defense: 1.77%
Alcoa Incorporated	6.15	8-15-2020	200,000	211,716
Alcoa Incorporated	6.75	1-15-2028	500,000	570,000
KLX Incorporated 144A	5.88	12-1-2022	200,000	206,000
Orbital ATK Incorporated	5.50	10-1-2023	200,000	209,500
TransDigm Group Incorporated	6.00	7-15-2022	300,000	307,125
TransDigm Group Incorporated	6.38	6-15-2026	200,000	204,500
TransDigm Group Incorporated	6.50	7-15-2024	200,000	206,250
Triumph Group Incorporated	5.25	6-1-2022	200,000	193,500
Triumph Group Incorporated	7.75	8-15-2025	200,000	206,750

				2,315,341

Air Freight & Logistics: 0.32%
XPO Logistics Incorporated 144A	6.13	9-1-2023	400,000	415,000

Airlines: 0.16%
American Airlines Group, Incorporated 144A	5.50	10-1-2019	200,000	204,000

Commercial Services & Supplies: 1.04%
ADT Corporation	3.50	7-15-2022	200,000	191,000
ADT Corporation 144A	4.88	7-15-2032	200,000	182,000
ADT Corporation	6.25	10-15-2021	200,000	213,499
APTIM Corporation 144A	7.75	6-15-2025	200,000	182,000
Covanta Holding Corporation	5.88	3-1-2024	200,000	200,500
West Corp Company 144A	8.50	10-15-2025	400,000	388,000

				1,356,999

Construction & Engineering: 0.79%
AECOM	5.88	10-15-2024	300,000	312,750
United Rentals North America Incorporated	5.50	7-15-2025	500,000	515,000
United Rentals North America Incorporated	5.50	5-15-2027	200,000	204,700

				1,032,450

Electrical Equipment: 0.16%
Vertiv Group Corporation 144A	9.25	10-15-2024	200,000	211,000

Machinery: 0.64%
BlueLine Rental Finance Corporation 144A	9.25	3-15-2024	300,000	324,750
Gates Global LLC 144A	6.00	7-15-2022	95,000	96,727
Navistar International Corporation 144A	6.63	11-1-2025	200,000	206,000
Xerium Technologies Incorporated	9.50	8-15-2021	200,000	201,500

				828,977

Metals & Mining: 0.16%
AK Steel Corporation	7.63	10-1-2021	200,000	206,500

The accompanying notes are an integral part of these financial statements.

228	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Professional Services: 0.54%
Brand Industrial Services Incorporated 144A	8.50%	7-15-2025	$200,000	$206,500
CyrusOne LP	5.38	3-15-2027	300,000	300,750
Exela Technologies Incorporated 144A	10.00	7-15-2023	200,000	199,250

				706,500

Road & Rail: 0.91%
Avis Budget Car Rental LLC 144A	5.13	6-1-2022	400,000	399,000
Hertz Corporation	6.25	10-15-2022	200,000	189,438
Hertz Corporation	7.38	1-15-2021	600,000	597,000

				1,185,438

Trading Companies & Distributors: 0.93%
Aircastle Limited	4.13	5-1-2024	200,000	197,250
Aircastle Limited	7.63	4-15-2020	200,000	215,000
Ashtead Capital Incorporated 144A	4.38	8-15-2027	200,000	193,000
H&E Equipment Services Company 144A	5.63	9-1-2025	200,000	204,500
HD Supply Incorporated 144A	5.75	4-15-2024	300,000	314,625
Herc Rentals Incorporated 144A	7.50	6-1-2022	89,000	95,230

				1,219,605

Information Technology: 5.30%

Communications Equipment: 0.52%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	500,000	487,500
Riverbed Technology Incorporated 144A	8.88	3-1-2023	200,000	187,500

				675,000

Electronic Equipment, Instruments & Components: 0.16%
Anixter International Incorporated	5.13	10-1-2021	200,000	205,500

Internet Software & Services: 1.41%
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	400,000	407,000
Rackspace Hosting Company 144A	8.63	11-15-2024	300,000	312,750
Sabre GLBL Incorporated 144A	5.38	4-15-2023	200,000	201,500
Verisign Incorporated	5.25	4-1-2025	300,000	308,250
Zayo Group LLC 144A	5.75	1-15-2027	200,000	201,000
Zayo Group LLC	6.00	4-1-2023	200,000	207,750
Zayo Group LLC	6.38	5-15-2025	200,000	209,250

				1,847,500

IT Services: 0.74%
Alliance Data Systems Company 144A	5.88	11-1-2021	200,000	204,500
Conduent Business Services LLC 144A	10.50	12-15-2024	200,000	235,440
First Data Corporation 144A	7.00	12-1-2023	500,000	525,625

				965,565

Semiconductors & Semiconductor Equipment: 0.24%
Micron Technology Incorporated	5.50	2-1-2025	300,000	311,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	229

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Software: 0.94%
BMC Software Finance Incorporated 144A	8.13%	7-15-2021	$500,000	$501,875
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	100,000	100,125
Solera Finance Incorporated 144A	10.50	3-1-2024	200,000	224,560
Symantec Corporation 144A	5.00	4-15-2025	200,000	204,021
Veritas US Incorporated 144A	10.50	2-1-2024	200,000	191,000

				1,221,581

Technology Hardware, Storage & Peripherals: 1.29%
CDW Finance Corporation	5.00	9-1-2023	200,000	203,000
Dell International LLC 144A	5.88	6-15-2021	200,000	204,500
Dell International LLC 144A	7.13	6-15-2024	200,000	215,980
EMC Corporation	3.38	6-1-2023	600,000	552,641
NCR Corporation	5.00	7-15-2022	300,000	300,750
NCR Corporation	6.38	12-15-2023	200,000	208,000

				1,684,871

Materials: 8.14%

Chemicals: 2.69%
Avantor Incorporated 144A	6.00	10-1-2024	600,000	600,000
Avantor Incorporated 144A	9.00	10-1-2025	200,000	200,500
Calumet Specialty Products Partners LP	7.63	1-15-2022	400,000	398,000
CF Industries Incorporated	3.45	6-1-2023	200,000	193,750
CF Industries Incorporated	4.95	6-1-2043	200,000	182,000
Chemours Company	6.63	5-15-2023	200,000	210,250
Chemours Company	7.00	5-15-2025	200,000	215,500
CVR Partners LP 144A	9.25	6-15-2023	200,000	212,000
Hexion Incorporated	6.63	4-15-2020	400,000	372,000
Huntsman International LLC	4.88	11-15-2020	200,000	204,556
Platform Specialty Products 144A	6.50	2-1-2022	300,000	307,875
Signode Industrial Group LLC 144A	6.38	5-1-2022	200,000	207,000
TPC Group Incorporated 144A	8.75	12-15-2020	200,000	201,000

				3,504,431

Construction Materials: 0.69%
Standard Industries Incorporated 144A	5.00	2-15-2027	500,000	495,625
Standard Industries Incorporated 144A	5.50	2-15-2023	200,000	205,500
Summit Materials LLC	6.13	7-15-2023	200,000	206,000

				907,125

Containers & Packaging: 2.45%
Ball Corporation	4.00	11-15-2023	200,000	198,000
Ball Corporation	5.25	7-1-2025	200,000	210,000
Berry Plastics Corporation	6.00	10-15-2022	300,000	312,375
BWAY Holding Company 144A	5.50	4-15-2024	300,000	306,750
BWAY Holding Company 144A	7.25	4-15-2025	300,000	309,750
Crown Americas Capital Corporation IV	4.50	1-15-2023	200,000	202,000
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	200,000	202,500
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	200,000	204,000

The accompanying notes are an integral part of these financial statements.

230	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging (continued)
Owens-Brockway Glass Container Incorporated 144A	5.88%	8-15-2023	$200,000	$208,500
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	200,000	203,970
Reynolds Group Issuer Incorporated 144A	7.00	7-15-2024	400,000	421,250
Sealed Air Corporation 144A	5.25	4-1-2023	200,000	204,500
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	209,250

				3,192,845

Metals & Mining: 2.15%
Aleris International Incorporated	7.88	11-1-2020	200,000	200,000
Big River Steel LLC 144A	7.25	9-1-2025	200,000	211,500
Cleveland Cliffs Incorporated 144A	5.75	3-1-2025	400,000	388,250
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	600,000	583,500
Freeport-McMoRan Copper & Gold Incorporated	6.88	2-15-2023	300,000	323,250
Joseph T Ryerson & Son Incorporated 144A	11.00	5-15-2022	200,000	222,670
Novelis Corporation 144A	6.25	8-15-2024	300,000	306,750
Steel Dynamics Incorporated	4.13	9-15-2025	200,000	193,500
United States Steel Corporation	6.88	8-15-2025	200,000	210,000
United States Steel Corporation 144A	8.38	7-1-2021	159,000	170,528

				2,809,948

Paper & Forest Products: 0.16%
Resolute Forest Products Company	5.88	5-15-2023	200,000	206,000

Real Estate: 2.40%

Equity REITs: 1.85%
CBL & Associates LP	5.95	12-15-2026	300,000	257,372
Equinix Incorporated	5.38	4-1-2023	300,000	307,875
ESH Hospitality Incorporated 144A	5.25	5-1-2025	200,000	199,500
Iron Mountain Incorporated	5.75	8-15-2024	600,000	597,000
Istar Incorporated	5.25	9-15-2022	200,000	195,750
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	285,750
Uniti Group Incorporated 144A	6.00	4-15-2023	400,000	387,000
Uniti Group Incorporated	8.25	10-15-2023	200,000	186,500

				2,416,747

Real Estate Management & Development: 0.55%
Icahn Enterprises Company	6.75	2-1-2024	700,000	714,000

Telecommunication Services: 3.42%

Diversified Telecommunication Services: 1.91%
CenturyLink Incorporated	5.63	4-1-2025	300,000	271,500
CenturyLink Incorporated	6.45	6-15-2021	200,000	204,500
Cincinnati Bell Incorporated 144A	7.00	7-15-2024	200,000	189,800
Embarq Corporation	8.00	6-1-2036	200,000	189,250
Frontier Communications Corporation	8.75	4-15-2022	300,000	236,250
Hughes Satellite Systems Company	7.63	6-15-2021	600,000	645,750
Level 3 Financing Incorporated	5.38	1-15-2024	200,000	199,000
Level 3 Financing Incorporated	5.38	5-1-2025	200,000	198,500
Qwest Capital Funding	6.88	7-15-2028	200,000	182,000
Windstream Services Finance Company 144A	6.38	8-1-2023	324,000	181,440

				2,497,990

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	231

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 1.51%
SBA Communications Corporation	4.88%	7-15-2022	$200,000	$202,500
Sprint Capital Corporation	8.75	3-15-2032	200,000	218,490
Sprint Communications Incorporated	7.00	8-15-2020	200,000	209,250
Sprint Corporation	7.13	6-15-2024	200,000	196,875
Sprint Corporation	7.25	9-15-2021	500,000	521,875
T-Mobile USA Incorporated	5.13	4-15-2025	200,000	202,000
T-Mobile USA Incorporated	5.38	4-15-2027	200,000	204,500
T-Mobile USA Incorporated	6.50	1-15-2024	200,000	209,500

				1,964,990

Utilities: 3.46%

Electric Utilities: 0.59%
FirstEnergy Solutions Company	6.05	8-15-2021	200,000	72,000
Foresight Energy Finance Corporation 144A	11.50	4-1-2023	200,000	167,000
NextEra Energy Incorporated 144A	4.25	9-15-2024	200,000	197,250
Talen Energy Supply LLC	4.60	12-15-2021	200,000	182,500
Talen Energy Supply LLC	6.50	6-1-2025	200,000	154,500

				773,250

Electrical Equipment: 0.16%
Wesco Distribution Incorporated	5.38	12-15-2021	200,000	203,750

Gas Utilities: 0.58%
AmeriGas Partners LP	5.50	5-20-2025	300,000	297,750
Ferrellgas LP	6.75	6-15-2023	500,000	455,000

				752,750

Independent Power & Renewable Electricity Producers: 2.13%
AES Corporation	5.50	3-15-2024	600,000	612,750
Calpine Corporation 144A	5.25	6-1-2026	200,000	194,000
Calpine Corporation	5.75	1-15-2025	200,000	187,500
Calpine Corporation 144A	6.00	1-15-2022	300,000	308,625
Dynergy Incorporated	5.88	6-1-2023	500,000	512,500
Dynergy Incorporated 144A	8.13	1-30-2026	300,000	328,500
NRG Energy Incorporated	6.25	5-1-2024	200,000	207,000
NWG Energy Incorporated	7.25	5-15-2026	400,000	426,960

				2,777,835

Total Corporate Bonds and Notes (Cost $108,899,247)				106,536,168

Yankee Corporate Bonds and Notes: 16.51%

Consumer Discretionary: 3.21%

Auto Components: 0.23%
IHO Verwaltungs GmbH 144A	4.50	9-15-2023	300,000	294,000

Automobiles: 0.53%
Fiat Chrysler Automobiles NV	5.25	4-15-2023	300,000	309,000
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	400,000	380,000

				689,000

The accompanying notes are an integral part of these financial statements.

232	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure: 0.40%
International Game Technology plc 144A	5.63%	2-15-2020	$300,000	$309,000
International Game Technology plc 144A	6.50	2-15-2025	200,000	214,500

				523,500

Household Durables: 0.24%
Brookfield Residential Properties Incorporated 144A	6.13	7-1-2022	300,000	309,750

Media: 1.81%
Altice Financing SA 144A	6.63	2-15-2023	100,000	99,875
Altice Finco SA 144A	8.13	1-15-2024	400,000	407,876
Altice Luxembourg SA 144A	7.75	5-15-2022	300,000	279,750
Altice SA 144A	7.63	2-15-2025	200,000	176,000
Unitymedia GmbH 144A	6.13	1-15-2025	300,000	314,610
UPC Holding BV 144A	5.50	1-15-2028	200,000	188,000
Videotron Limited	5.00	7-15-2022	400,000	412,000
Virgin Media Secured Finance plc 144A	5.25	1-15-2026	500,000	490,000

				2,368,111

Consumer Staples: 0.08%

Food & Staples Retailing: 0.08%
Tesco Place 144A	6.15	11-15-2037	100,000	105,339

Energy: 2.29%

Energy Equipment & Services: 0.68%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	200,000	214,500
Alcoa Nederland Holding Company BV 144A	7.00	9-30-2026	100,000	108,000
Noble Holding International Limited	8.70	4-1-2045	200,000	169,000
Precision Drilling Corporation	5.25	11-15-2024	200,000	190,500
Precision Drilling Corporation 144A	7.13	1-15-2026	200,000	201,750

				883,750

Oil, Gas & Consumable Fuels: 1.61%
Baytex Energy Corporation 144A	5.13	6-1-2021	200,000	188,000
Jupiter Resources Incorporated 144A	8.50	10-1-2022	400,000	189,000
MEG Energy Corporation 144A	6.38	1-30-2023	200,000	171,500
MEG Energy Corporation 144A	6.50	1-15-2025	300,000	294,375
Seven Generations Energy Company 144A	6.88	6-30-2023	400,000	416,000
Transocean Phoenix 2 Limited 144A	7.75	10-15-2024	270,000	290,756
Tullow Oil plc Company 144A	6.00	11-1-2020	200,000	202,000
Weatherford International Limited	7.00	3-15-2038	200,000	159,000
Weatherford International Limited	8.25	6-15-2023	200,000	194,000

				2,104,631

Financials: 2.25%

Banks: 0.88%
Credit Agricole SA (3 Month LIBOR +6.98%) 144A±	8.38	10-29-2049	200,000	215,250
Intesa Sanpaolo SpA 144A	5.02	6-26-2024	400,000	399,199
Royal Bank of Scotland Group plc	6.00	12-19-2023	500,000	533,841

				1,148,290

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	233

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets: 0.45%
Deutsche Bank AG (5 Year USD Swap +2.25%) ±	4.30%	5-24-2028	$200,000	$194,107
Deutsche Bank AG	4.50	4-1-2025	400,000	391,868

				585,975

Diversified Financial Services: 0.92%
GW Honos Security Corporation 144A	8.75	5-15-2025	200,000	215,250
New Red Finance Incorporated 144A	5.00	10-15-2025	200,000	194,875
New Red Finance Incorporated 144A	4.63	1-15-2022	400,000	402,500
Park Aerospace Holdings Company 144A	4.50	3-15-2023	200,000	193,000
Park Aerospace Holdings Company 144A	5.25	8-15-2022	200,000	200,250

				1,205,875

Health Care: 1.13%

Pharmaceuticals: 1.13%
Mallinckrodt International Finance SA	4.75	4-15-2023	300,000	238,200
Mallinckrodt International Finance SA 144A	4.88	4-15-2020	300,000	290,250
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	600,000	569,250
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	200,000	177,750
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	200,000	201,000

				1,476,450

Industrials: 1.38%

Aerospace & Defense: 0.48%
Bombardier Incorporated 144A	6.00	10-15-2022	300,000	299,250
Bombardier Incorporated 144A	8.75	12-1-2021	300,000	328,875

				628,125

Electrical Equipment: 0.25%
Sensata Technologies BV 144A	5.63	11-1-2024	300,000	320,715

Marine: 0.13%
Navios Maritime Holdings Incorporated 144A	7.38	1-15-2022	200,000	163,375

Professional Services: 0.23%
IHS Markit Limited 144A	4.75	2-15-2025	300,000	306,750

Trading Companies & Distributors: 0.15%
Noble Group Limited 144A	6.75	1-29-2020	400,000	192,000

Transportation Infrastructure: 0.14%
Stena International SA 144A	5.75	3-1-2024	200,000	186,500

Information Technology: 0.64%

Communications Equipment: 0.17%
Nokia Corporation	6.63	5-15-2039	200,000	217,300

Semiconductors & Semiconductor Equipment: 0.31%
NXP BV 144A	4.63	6-15-2022	400,000	412,044

The accompanying notes are an integral part of these financial statements.

234	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Software: 0.16%
Open Text Corporation 144A	5.63%	1-15-2023	$200,000	$208,250

Materials: 2.63%

Containers & Packaging: 0.72%
Ardagh Packaging Finance plc 144A	4.63	5-15-2023	400,000	399,500
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	500,000	535,625

				935,125

Metals & Mining: 1.91%
ArcelorMittal SA	6.13	6-1-2025	200,000	220,310
ArcelorMittal SA	7.00	3-1-2041	400,000	486,040
Constellium NV Company 144A	5.75	5-15-2024	250,000	251,875
FMG Resources (August 2006) Pty Limited 144A	4.75	5-15-2022	200,000	199,850
Hudbay Minerals Incorporated 144A	7.63	1-15-2025	200,000	217,500
Kinross Gold Corporation	5.95	3-15-2024	200,000	214,040
New Gold Incorporated 144A	6.25	11-15-2022	200,000	205,500
Teck Resources Limited	3.75	2-1-2023	200,000	195,500
Teck Resources Limited	4.75	1-15-2022	300,000	304,500
Teck Resources Limited	5.40	2-1-2043	200,000	198,000

				2,493,115

Telecommunication Services: 2.90%

Diversified Telecommunication Services: 1.70%
SFR Group SA 144A	7.38	5-1-2026	500,000	482,650
Telecom Italia Capital SA	7.18	6-18-2019	100,000	105,044
Telecom Italia Capital SA	7.72	6-4-2038	300,000	367,500
Telecom Italia SpA 144A	5.30	5-30-2024	200,000	207,250
Virgin Media Finance plc 144A	6.00	10-15-2024	400,000	404,200
Wind Tre SpA 144A	5.00	1-20-2026	200,000	172,080
Ziggo Bond Finance BV 144A	5.88	1-15-2025	500,000	481,250

				2,219,974

Wireless Telecommunication Services: 1.20%
C&W Senior Financing Designated Activity 144A	6.88	9-15-2027	200,000	206,500
Inmarsat Finance plc 144A	4.88	5-15-2022	200,000	198,060
Intelsat Jackson Holdings SA	5.50	8-1-2023	200,000	166,000
Intelsat Jackson Holdings SA	7.25	10-15-2020	400,000	372,500
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	200,000	210,000
SoftBank Group Corporation 144A	4.50	4-15-2020	400,000	403,500

				1,556,560

Total Yankee Corporate Bonds and Notes (Cost $22,131,937)				21,534,504

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	235

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 1.14%

Investment Companies: 1.14%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29%	1,484,192	$1,484,192

Total Short-Term Investments (Cost $1,484,192)			1,484,192

Total investments in securities (Cost $132,515,376)	99.31%	129,554,864
Other assets and liabilities, net	0.69	902,911

Total net assets	100.00%	$130,457,775

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	191,545,327	190,061,135	1,484,192	$0	$0	$21,738	$1,484,192	1.14%

The accompanying notes are an integral part of these financial statements.

236	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 79.97%

Consumer Discretionary: 8.74%

Auto Components: 0.07%
Lear Corporation	5.25%	1-15-2025	$297,000	$312,327

Automobiles: 0.73%
American Honda Finance Corporation	1.65	7-12-2021	1,300,000	1,246,888
Ford Motor Company	7.45	7-16-2031	500,000	608,852
General Motors Company	6.25	10-2-2043	175,000	195,478
General Motors Company	6.60	4-1-2036	350,000	406,819
Toyota Motor Credit Corporation	1.95	4-17-2020	300,000	295,495
Toyota Motor Credit Corporation	2.60	1-11-2022	300,000	295,672
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	303,524

				3,352,728

Diversified Consumer Services: 0.05%
President & Fellows of Harvard College	4.88	10-15-2040	210,000	246,092

Hotels, Restaurants & Leisure: 0.66%
Marriott International Incorporated	3.00	3-1-2019	140,000	140,361
Marriott International Incorporated	3.38	10-15-2020	117,000	117,980
Marriott International Incorporated	3.75	3-15-2025	500,000	500,743
McDonald’s Corporation	2.63	1-15-2022	250,000	245,713
McDonald’s Corporation	3.25	6-10-2024	350,000	350,808
McDonald’s Corporation	3.38	5-26-2025	245,000	242,142
McDonald’s Corporation	3.50	7-15-2020	140,000	142,315
McDonald’s Corporation	3.63	5-20-2021	70,000	71,772
McDonald’s Corporation	3.70	2-15-2042	350,000	325,384
McDonald’s Corporation	4.60	5-26-2045	175,000	181,826
McDonald’s Corporation	6.30	10-15-2037	210,000	267,763
Starbucks Corporation	4.30	6-15-2045	105,000	109,414
Wyndham Worldwide Corporation	4.25	3-1-2022	350,000	351,463

				3,047,684

Household Durables: 0.44%
D.R. Horton Incorporated	4.00	2-15-2020	231,000	236,007
Newell Brands Incorporated	4.20	4-1-2026	525,000	520,229
Newell Brands Incorporated	5.38	4-1-2036	200,000	212,277
Newell Brands Incorporated	5.50	4-1-2046	225,000	239,195
Newell Rubbermaid Incorporated	2.88	12-1-2019	140,000	139,661
Newell Rubbermaid Incorporated	4.70	8-15-2020	350,000	361,738
Whirlpool Corporation	4.00	3-1-2024	87,000	89,253
Whirlpool Corporation	4.70	6-1-2022	140,000	146,881
Whirlpool Corporation	4.85	6-15-2021	70,000	73,600

				2,018,841

Internet & Direct Marketing Retail: 0.61%
Amazon.com Incorporated	2.50	11-29-2022	620,000	605,273
Amazon.com Incorporated	2.60	12-5-2019	280,000	280,072
Amazon.com Incorporated 144A	4.05	8-22-2047	200,000	198,910

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	237

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Internet & Direct Marketing Retail (continued)
Amazon.com Incorporated	4.95%	12-5-2044	$1,000,000	$1,132,694
Expedia Incorporated	4.50	8-15-2024	70,000	70,776
QVC Incorporated	4.38	3-15-2023	210,000	209,528
QVC Incorporated	5.13	7-2-2022	140,000	144,934
QVC Incorporated	5.45	8-15-2034	175,000	167,156

				2,809,343

Leisure Products: 0.11%
Hasbro Incorporated	6.35	3-15-2040	108,000	122,373
Unilever Capital Corporation	3.10	7-30-2025	390,000	382,631

				505,004

Media: 3.87%
21st Century Fox America Incorporated	3.00	9-15-2022	262,000	259,575
21st Century Fox America Incorporated	4.50	2-15-2021	350,000	365,011
21st Century Fox America Incorporated	4.75	9-15-2044	350,000	373,994
21st Century Fox America Incorporated	6.65	11-15-2037	325,000	421,077
21st Century Fox America Incorporated	8.15	10-17-2036	175,000	256,335
CBS Corporation	3.70	8-15-2024	350,000	349,028
CBS Corporation	4.85	7-1-2042	140,000	139,634
CBS Corporation	4.90	8-15-2044	350,000	351,016
CBS Corporation	7.88	7-30-2030	420,000	550,418
Charter Communications Operating LLC	4.46	7-23-2022	1,500,000	1,535,688
Charter Communications Operating LLC	4.91	7-23-2025	400,000	411,921
Comcast Corporation	2.35	1-15-2027	210,000	188,610
Comcast Corporation	3.13	7-15-2022	350,000	349,470
Comcast Corporation	4.40	8-15-2035	210,000	213,444
Comcast Corporation	4.65	7-15-2042	384,000	396,468
Comcast Corporation	4.75	3-1-2044	262,000	278,964
Comcast Corporation	5.15	3-1-2020	350,000	366,654
Discovery Communications LLC	3.30	5-15-2022	175,000	173,531
Discovery Communications LLC	3.95	3-20-2028	1,000,000	959,982
Discovery Communications LLC	4.38	6-15-2021	210,000	217,041
Discovery Communications LLC	4.95	5-15-2042	175,000	164,741
Discovery Communications LLC	5.63	8-15-2019	108,000	112,239
Discovery Communications LLC	6.35	6-1-2040	175,000	197,049
Omnicom Group Incorporated	3.63	5-1-2022	175,000	176,903
Omnicom Group Incorporated	6.25	7-15-2019	455,000	475,902
TCI Communications Incorporated	7.13	2-15-2028	245,000	306,416
Thomson Reuters Corporation	4.30	11-23-2023	210,000	215,804
Thomson Reuters Corporation	4.70	10-15-2019	297,000	306,511
Thomson Reuters Corporation	5.65	11-23-2043	140,000	162,357
Thomson Reuters Corporation	5.85	4-15-2040	94,000	111,017
Time Warner Cable Incorporated	4.00	1-15-2022	210,000	215,537
Time Warner Cable Incorporated	4.50	9-15-2042	220,000	198,735
Time Warner Cable Incorporated	4.70	1-15-2021	175,000	182,644
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	213,177
Time Warner Cable Incorporated	6.55	5-1-2037	300,000	341,208
Time Warner Cable Incorporated	7.30	7-1-2038	385,000	461,683

The accompanying notes are an integral part of these financial statements.

238	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Cable Incorporated	7.63%	4-15-2031	$200,000	$261,001
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	209,179
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	278,744
Time Warner Incorporated	3.40	6-15-2022	70,000	70,022
Time Warner Incorporated	4.05	12-15-2023	400,000	410,211
Time Warner Incorporated	4.75	3-29-2021	350,000	366,686
Time Warner Incorporated	4.90	6-15-2042	36,000	36,439
Viacom Incorporated	4.25	9-1-2023	180,000	184,640
Viacom Incorporated	4.38	3-15-2043	386,000	347,097
Viacom Incorporated	4.50	3-1-2021	350,000	363,307
Viacom Incorporated	5.25	4-1-2044	350,000	355,838
Viacom Incorporated	5.50	5-15-2033	140,000	153,060
Viacom Incorporated	5.63	9-15-2019	105,000	109,321
Viacom Incorporated	5.85	9-1-2043	87,000	95,016
Viacom Incorporated	6.88	4-30-2036	238,000	283,503
Walt Disney Company	2.55	2-15-2022	175,000	172,356
Walt Disney Company	2.75	8-16-2021	350,000	348,900
Walt Disney Company	2.95	6-15-2027	700,000	674,774
Walt Disney Company	3.00	2-13-2026	350,000	342,591
Walt Disney Company	4.13	12-1-2041	175,000	180,829
Walt Disney Company	4.13	6-1-2044	245,000	254,216
Walt Disney Company	5.50	3-15-2019	350,000	360,382

				17,857,896

Multiline Retail: 0.76%
Dollar General Corporation	3.25	4-15-2023	245,000	242,740
Kohl’s Corporation	3.25	2-1-2023	105,000	103,555
Kohl’s Corporation	4.75	12-15-2023	210,000	221,607
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	140,000	140,105
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	350,000	370,683
Nordstrom Incorporated	4.00	10-15-2021	175,000	177,640
Nordstrom Incorporated	4.75	5-1-2020	94,000	96,701
Nordstrom Incorporated	5.00	1-15-2044	70,000	67,520
Target Corporation	2.50	4-15-2026	1,880,000	1,744,634
Target Corporation	2.90	1-15-2022	175,000	175,200
Target Corporation	3.63	4-15-2046	210,000	191,150

				3,531,535

Specialty Retail: 1.34%
Advance Auto Parts Incorporated	4.50	1-15-2022	70,000	72,413
Advance Auto Parts Incorporated	4.50	12-1-2023	175,000	180,913
AutoZone Incorporated	2.88	1-15-2023	175,000	169,613
AutoZone Incorporated	3.13	7-15-2023	105,000	103,262
AutoZone Incorporated	4.00	11-15-2020	140,000	143,904
Bed Bath & Beyond Incorporated	4.92	8-1-2034	175,000	152,707
Bed Bath & Beyond Incorporated	5.17	8-1-2044	245,000	206,289
Home Depot Incorporated	2.70	4-1-2023	262,000	257,177
Home Depot Incorporated	3.50	9-15-2056	260,000	229,521
Home Depot Incorporated	3.75	2-15-2024	350,000	361,050

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	239

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail (continued)
Home Depot Incorporated	3.95%	9-15-2020	$280,000	$288,969
Home Depot Incorporated	4.20	4-1-2043	280,000	286,727
Home Depot Incorporated	4.40	4-1-2021	350,000	365,541
Home Depot Incorporated	5.40	9-15-2040	140,000	167,920
Home Depot Incorporated	5.95	4-1-2041	350,000	447,671
Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	323,216
Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	140,363
Lowe’s Companies Incorporated	3.75	4-15-2021	105,000	107,757
Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	181,534
Lowe’s Companies Incorporated	4.25	9-15-2044	175,000	176,902
Lowe’s Companies Incorporated	4.38	9-15-2045	400,000	411,122
Lowe’s Companies Incorporated	4.65	4-15-2042	350,000	373,707
O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	107,999
O’Reilly Automotive Incorporated	4.63	9-15-2021	105,000	109,780
O’Reilly Automotive Incorporated	4.88	1-14-2021	31,000	32,376
TJX Companies Incorporated	2.75	6-15-2021	350,000	350,147
Unilever Capital Corporation	2.00	7-28-2026	500,000	447,702

				6,196,282

Textiles, Apparel & Luxury Goods: 0.10%
Nike Incorporated	2.25	5-1-2023	70,000	67,692
Nike Incorporated	3.63	5-1-2043	70,000	67,126
Nike Incorporated	3.88	11-1-2045	350,000	345,444

				480,262

Consumer Staples: 6.58%

Beverages: 1.91%
Anheuser-Busch InBev Finance Company	3.30	2-1-2023	525,000	522,762
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	199,417
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	252,349
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	500,000	486,155
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	252,000	231,279
Coca-Cola Company	1.38	5-30-2019	210,000	207,341
Coca-Cola Company	2.50	4-1-2023	245,000	238,378
Coca-Cola Company	2.88	10-27-2025	700,000	680,444
Coca-Cola Company	3.20	11-1-2023	280,000	282,184
Coca-Cola Company	3.30	9-1-2021	49,000	49,724
Constellation Brands Incorporated	3.50	5-9-2027	1,000,000	969,790
Constellation Brands Incorporated	3.75	5-1-2021	98,000	99,953
Constellation Brands Incorporated	3.88	11-15-2019	77,000	78,325
Constellation Brands Incorporated	4.25	5-1-2023	360,000	372,520
Diageo Investment Corporation	4.25	5-11-2042	175,000	180,855
Diageo Investment Corporation	7.45	4-15-2035	105,000	151,291
Molson Coors Brewing Company	2.10	7-15-2021	260,000	250,597
Molson Coors Brewing Company	4.20	7-15-2046	1,100,000	1,031,141
Molson Coors Brewing Company	5.00	5-1-2042	350,000	372,357
PepsiCo Incorporated	2.38	10-6-2026	800,000	736,964
PepsiCo Incorporated	2.75	3-5-2022	259,000	257,389
PepsiCo Incorporated	3.00	8-25-2021	175,000	176,182

The accompanying notes are an integral part of these financial statements.

240	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
PepsiCo Incorporated	3.60%	8-13-2042	$285,000	$265,477
PepsiCo Incorporated	4.00	3-5-2042	175,000	177,329
PepsiCo Incorporated	4.25	10-22-2044	140,000	145,826
PepsiCo Incorporated	4.50	1-15-2020	140,000	144,785
PepsiCo Incorporated	5.50	1-15-2040	210,000	258,056

				8,818,870

Food & Staples Retailing: 1.64%
Costco Wholesale Corporation	1.70	12-15-2019	350,000	344,093
CVS Caremark Corporation	2.75	12-1-2022	350,000	337,617
CVS Caremark Corporation	5.30	12-5-2043	210,000	225,484
CVS Health Corporation	2.13	6-1-2021	260,000	250,820
CVS Health Corporation	2.80	7-20-2020	400,000	397,185
CVS Health Corporation	3.88	7-20-2025	525,000	518,700
The Kroger Company	3.40	4-15-2022	175,000	175,405
The Kroger Company	3.85	8-1-2023	175,000	178,300
The Kroger Company	4.65	1-15-2048	600,000	579,269
The Kroger Company	5.00	4-15-2042	175,000	177,332
The Kroger Company	5.15	8-1-2043	105,000	108,428
The Kroger Company	6.90	4-15-2038	210,000	262,343
The Kroger Company	7.50	4-1-2031	342,000	434,089
Wal-Mart Stores Incorporated	3.63	7-8-2020	270,000	276,884
Wal-Mart Stores Incorporated	4.00	4-11-2043	280,000	288,271
Wal-Mart Stores Incorporated	4.25	4-15-2021	350,000	366,007
Wal-Mart Stores Incorporated	4.30	4-22-2044	350,000	377,442
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	204,262
Wal-Mart Stores Incorporated	5.63	4-1-2040	180,000	229,993
Wal-Mart Stores Incorporated	5.63	4-15-2041	350,000	451,963
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	83,240
Walgreen Company	4.40	9-15-2042	350,000	330,624
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	210,000	209,237
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	525,000	497,090
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	300,000	299,311

				7,603,389

Food Products: 1.30%
Archer-Daniels-Midland Company	4.48	3-1-2021	374,000	388,290
Archer-Daniels-Midland Company	4.54	3-26-2042	175,000	182,330
Bunge Limited Finance Corporation	8.50	6-15-2019	350,000	374,308
Campbell Soup Company	2.50	8-2-2022	85,000	81,993
ConAgra Foods Incorporated	8.25	9-15-2030	84,000	112,092
General Mills Incorporated	3.65	2-15-2024	175,000	177,346
General Mills Incorporated	5.40	6-15-2040	241,000	271,485
Hershey Company	4.13	12-1-2020	350,000	364,803
J.M. Smucker Company	3.50	10-15-2021	210,000	213,649
Kellogg Company	4.00	12-15-2020	155,000	158,761
Kellogg Company	4.15	11-15-2019	210,000	215,665
Kraft Foods Group Incorporated	3.50	6-6-2022	700,000	701,059
Kraft Heinz Foods Company	2.80	7-2-2020	400,000	397,728

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	241

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
Kraft Heinz Foods Company	3.00%	6-1-2026	$500,000	$459,315
Kraft Heinz Foods Company	4.38	6-1-2046	300,000	272,532
Mead Johnson Nutrition Company	4.90	11-1-2019	175,000	180,855
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	83,567
Tyson Foods Incorporated	4.50	6-15-2022	350,000	365,216
Tyson Foods Incorporated	4.88	8-15-2034	175,000	189,014
Unilever Capital Corporation	4.25	2-10-2021	300,000	311,757
Unilever Capital Corporation	5.90	11-15-2032	410,000	509,825

				6,011,590

Household Products: 0.65%
Clorox Company	3.05	9-15-2022	113,000	112,437
Clorox Company	3.50	12-15-2024	140,000	140,662
Colgate-Palmolive Company	2.30	5-3-2022	350,000	342,036
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	101,277
Kimberly-Clark Corporation	5.30	3-1-2041	171,000	203,250
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	189,741
The Procter & Gamble Company	3.10	8-15-2023	1,902,000	1,907,903

				2,997,306

Personal Products: 0.04%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	177,209

Tobacco: 1.04%
Altria Group Incorporated	2.63	1-14-2020	280,000	279,157
Altria Group Incorporated	4.00	1-31-2024	62,000	63,797
Altria Group Incorporated	4.25	8-9-2042	350,000	346,138
Altria Group Incorporated	4.50	5-2-2043	175,000	179,653
Altria Group Incorporated	4.75	5-5-2021	590,000	621,297
Altria Group Incorporated	9.25	8-6-2019	200,000	218,213
Philip Morris International Incorporated	2.50	8-22-2022	175,000	169,646
Philip Morris International Incorporated	2.63	2-18-2022	400,000	391,818
Philip Morris International Incorporated	2.63	3-6-2023	122,000	118,123
Philip Morris International Incorporated	3.25	11-10-2024	210,000	206,892
Philip Morris International Incorporated	4.13	3-4-2043	210,000	203,774
Philip Morris International Incorporated	4.25	11-10-2044	210,000	209,038
Philip Morris International Incorporated	4.38	11-15-2041	350,000	353,335
Philip Morris International Incorporated	4.50	3-20-2042	140,000	143,970
Reynolds American Incorporated	4.00	6-12-2022	280,000	285,845
Reynolds American Incorporated	4.45	6-12-2025	350,000	360,323
Reynolds American Incorporated	5.70	8-15-2035	210,000	239,171
Reynolds American Incorporated	6.15	9-15-2043	87,000	105,100
Reynolds American Incorporated	7.25	6-15-2037	140,000	184,550
Reynolds American Incorporated	8.13	6-23-2019	108,000	115,293

				4,795,133

The accompanying notes are an integral part of these financial statements.

242	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Energy: 7.42%

Energy Equipment & Services: 0.47%
Halliburton Company	3.25%	11-15-2021	$140,000	$140,627
Halliburton Company	3.50	8-1-2023	350,000	352,035
Halliburton Company	3.80	11-15-2025	350,000	349,811
Halliburton Company	4.50	11-15-2041	175,000	177,726
Halliburton Company	4.75	8-1-2043	175,000	181,969
Halliburton Company	5.00	11-15-2045	420,000	454,058
National Oilwell Varco Incorporated	3.95	12-1-2042	280,000	241,653
Sabine Pass Liquefaction LLC	4.20	3-15-2028	270,000	264,369

				2,162,248

Oil, Gas & Consumable Fuels: 6.95%
Anadarko Finance Company	7.50	5-1-2031	227,000	287,123
Anadarko Petroleum Corporation	3.45	7-15-2024	175,000	171,321
Anadarko Petroleum Corporation	5.55	3-15-2026	350,000	382,240
Anadarko Petroleum Corporation	6.20	3-15-2040	210,000	246,793
Anadarko Petroleum Corporation	6.45	9-15-2036	160,000	190,599
Anadarko Petroleum Corporation	8.70	3-15-2019	315,000	333,420
Apache Corporation	3.25	4-15-2022	253,000	250,505
Apache Corporation	4.25	1-15-2044	505,000	464,646
Apache Corporation	5.10	9-1-2040	402,000	412,229
Apache Corporation	5.25	2-1-2042	70,000	73,104
Apache Corporation	6.00	1-15-2037	350,000	397,935
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	68,031
Boardwalk Pipelines LP	5.75	9-15-2019	105,000	108,725
Buckeye Partners LP	4.15	7-1-2023	175,000	176,211
Buckeye Partners LP	4.88	2-1-2021	392,000	406,099
Buckeye Partners LP	5.85	11-15-2043	140,000	147,995
Chevron Corporation	2.10	5-16-2021	260,000	253,996
Chevron Corporation	2.19	11-15-2019	70,000	69,609
Chevron Corporation	2.36	12-5-2022	525,000	509,120
Chevron Corporation	2.42	11-17-2020	350,000	346,917
Chevron Corporation	2.95	5-16-2026	700,000	671,507
Chevron Corporation	4.95	3-3-2019	350,000	358,292
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	162,075
ConocoPhillips Company	3.35	5-15-2025	350,000	348,936
ConocoPhillips Company	4.30	11-15-2044	210,000	216,317
ConocoPhillips Company	4.95	3-15-2026	350,000	380,192
ConocoPhillips Company	5.90	10-15-2032	175,000	207,090
ConocoPhillips Company	6.95	4-15-2029	210,000	268,841
Devon Energy Corporation	4.00	7-15-2021	140,000	142,935
Devon Energy Corporation	7.95	4-15-2032	150,000	200,893
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	70,000	65,774
Enbridge Energy Partners LP	5.20	3-15-2020	266,000	276,509
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	148,460
Enbridge Energy Partners LP	7.50	4-15-2038	189,000	239,176
Enbridge Energy Partners LP	9.88	3-1-2019	87,000	92,973
Energy Transfer Partners LP	3.60	2-1-2023	210,000	207,249
Energy Transfer Partners LP	4.75	1-15-2026	280,000	284,390

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	243

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	4.90%	2-1-2024	$210,000	$217,040
Energy Transfer Partners LP	5.15	2-1-2043	140,000	131,909
Energy Transfer Partners LP	5.95	10-1-2043	140,000	144,978
Energy Transfer Partners LP	6.05	6-1-2041	210,000	219,866
Energy Transfer Partners LP	6.63	10-15-2036	161,000	181,485
Energy Transfer Partners LP	7.50	7-1-2038	70,000	84,886
Enterprise Products Operating LLC	3.35	3-15-2023	245,000	244,421
Enterprise Products Operating LLC	3.90	2-15-2024	210,000	213,134
Enterprise Products Operating LLC	4.05	2-15-2022	175,000	180,000
Enterprise Products Operating LLC	4.45	2-15-2043	355,000	350,988
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	291,722
Enterprise Products Operating LLC	4.90	5-15-2046	245,000	257,542
Enterprise Products Operating LLC	5.25	1-31-2020	140,000	146,043
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	161,946
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	82,655
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	94,524
EOG Resources Incorporated	3.90	4-1-2035	140,000	137,225
EOG Resources Incorporated	4.10	2-1-2021	140,000	143,791
EOG Resources Incorporated	4.40	6-1-2020	210,000	216,427
EOG Resources Incorporated	5.63	6-1-2019	52,000	53,783
EQT Corporation	4.88	11-15-2021	210,000	219,465
EQT Corporation	8.13	6-1-2019	227,000	241,061
Exxon Mobil Corporation	1.71	3-1-2019	210,000	208,731
Exxon Mobil Corporation	1.82	3-15-2019	200,000	198,714
Exxon Mobil Corporation	2.71	3-6-2025	350,000	336,288
Exxon Mobil Corporation	3.57	3-6-2045	350,000	331,997
Exxon Mobil Corporation	4.11	3-1-2046	800,000	834,273
Hess Corporation	6.00	1-15-2040	245,000	259,750
Hess Corporation	7.30	8-15-2031	269,000	328,416
Hess Corporation	7.88	10-1-2029	196,000	243,750
Kerr-McGee Corporation	6.95	7-1-2024	140,000	162,418
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	173,266
Kinder Morgan Energy Partners LP	3.50	3-1-2021	210,000	210,854
Kinder Morgan Energy Partners LP	3.95	9-1-2022	262,000	265,789
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	171,500
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	153,199
Kinder Morgan Energy Partners LP	5.30	9-15-2020	87,000	91,242
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	216,725
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	75,200
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	152,718
Marathon Oil Corporation	3.85	6-1-2025	245,000	242,804
Marathon Oil Corporation	5.20	6-1-2045	140,000	147,906
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	348,515
Marathon Petroleum Corporation	4.75	9-15-2044	350,000	341,642
Marathon Petroleum Corporation	5.13	3-1-2021	24,000	25,420
MPLX LP	4.70	4-15-2048	1,800,000	1,737,270
MPLX LP	4.88	6-1-2025	200,000	209,375
MPLX LP	5.20	3-1-2047	220,000	226,243
NextEra Energy Capital	4.50	6-1-2021	140,000	145,616
Noble Energy Incorporated	3.90	11-15-2024	210,000	210,624

The accompanying notes are an integral part of these financial statements.

244	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy Incorporated	4.15%	12-15-2021	$350,000	$358,935
Occidental Petroleum Corporation	3.00	2-15-2027	1,500,000	1,431,654
Occidental Petroleum Corporation	3.50	6-15-2025	210,000	209,738
Occidental Petroleum Corporation	4.10	2-1-2021	322,000	332,991
ONEOK Partners LP	3.38	10-1-2022	350,000	348,490
ONEOK Partners LP	6.20	9-15-2043	700,000	824,580
ONEOK Partners LP	8.63	3-1-2019	245,000	258,675
Phillips 66	4.65	11-15-2034	140,000	147,048
Phillips 66	4.88	11-15-2044	140,000	146,734
Plains All American Pipeline LP	2.60	12-15-2019	140,000	138,562
Plains All American Pipeline LP	3.60	11-1-2024	210,000	200,499
Plains All American Pipeline LP	3.85	10-15-2023	350,000	345,661
Plains All American Pipeline LP	4.90	2-15-2045	175,000	162,368
Plains All American Pipeline LP	5.00	2-1-2021	140,000	144,883
Plains All American Pipeline LP	5.15	6-1-2042	350,000	334,491
Plains All American Pipeline LP	6.65	1-15-2037	140,000	159,108
Sabine Pass Liquefaction LLC	5.63	3-1-2025	545,000	586,269
Sabine Pass Liquefaction LLC	5.75	5-15-2024	545,000	588,639
Spectra Energy Partners LP	4.75	3-15-2024	245,000	258,027
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	137,227
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	97,552
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	135,754
TC Pipelines LP	4.65	6-15-2021	210,000	215,723
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	206,093
Texas Eastern Transmission LP	7.00	7-15-2032	227,000	284,910
Valero Energy Corporation	6.13	2-1-2020	45,000	47,741
Valero Energy Corporation	7.50	4-15-2032	210,000	273,581
Western Gas Partners LP	4.00	7-1-2022	280,000	281,482
Williams Partners LP	3.35	8-15-2022	175,000	173,328
Williams Partners LP	4.13	11-15-2020	210,000	214,896
Williams Partners LP	4.30	3-4-2024	350,000	358,813
Williams Partners LP	4.50	11-15-2023	280,000	289,590
Williams Partners LP	5.25	3-15-2020	448,000	467,497
Williams Partners LP	6.30	4-15-2040	273,000	321,706

				32,116,608

Financials: 17.31%

Banks: 6.13%
ABB Finance (USA) Incorporated	4.38	5-8-2042	26,000	26,804
Bank of America Corporation	3.25	10-21-2027	525,000	499,031
Bank of America Corporation (3 Month LIBOR +1.19%) ±	3.95	1-23-2049	200,000	191,050
Bank of America Corporation	4.18	11-25-2027	560,000	559,775
Bank of America Corporation	4.20	8-26-2024	390,000	397,797
Bank of America Corporation	4.25	10-22-2026	280,000	282,697
Bank of America Corporation	5.49	3-15-2019	250,000	256,792
Bank of America Corporation	5.88	1-5-2021	350,000	376,105
Bank One Corporation	7.63	10-15-2026	168,000	208,922
Bank One Corporation	8.00	4-29-2027	385,000	494,382
BB&T Corporation	2.05	5-10-2021	210,000	203,979

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	245

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
BB&T Corporation	2.45%	1-15-2020	$200,000	$198,798
BB&T Corporation	2.85	10-26-2024	1,600,000	1,547,281
BB&T Corporation	3.80	10-30-2026	400,000	404,416
Citigroup Incorporated	2.75	4-25-2022	200,000	195,749
Citigroup Incorporated	3.88	3-26-2025	300,000	297,934
Citigroup Incorporated	4.40	6-10-2025	700,000	718,498
Citigroup Incorporated	4.45	9-29-2027	525,000	535,754
Citigroup Incorporated	4.60	3-9-2026	200,000	206,534
Citigroup Incorporated	4.65	7-30-2045	300,000	318,259
Citigroup Incorporated	4.75	5-18-2046	300,000	306,890
Citizens Financial Group Incorporated	4.30	12-3-2025	200,000	203,428
City National Corporation	5.25	9-15-2020	140,000	148,247
Commonwealth Bank of Australia	2.30	9-6-2019	250,000	248,649
Compass Bank	2.75	9-29-2019	250,000	248,505
Discover Bank	3.10	6-4-2020	500,000	499,317
Discover Bank	4.20	8-8-2023	310,000	318,393
Discover Bank	4.25	3-13-2026	250,000	251,055
Fifth Third Bancorp	4.30	1-16-2024	350,000	361,769
Fifth Third Bank	2.25	6-14-2021	200,000	195,209
Fifth Third Bank	2.88	10-1-2021	300,000	297,902
Fifth Third Bank	3.85	3-15-2026	1,400,000	1,390,532
HSBC Bank USA NA	5.00	9-27-2020	350,000	366,128
HSBC Bank USA NA	5.63	8-15-2035	225,000	267,412
Huntington Bancshares Incorporated	7.00	12-15-2020	17,000	18,728
JPMorgan Chase & Company	2.95	10-1-2026	525,000	493,406
JPMorgan Chase & Company	3.20	1-25-2023	700,000	696,335
JPMorgan Chase & Company	4.13	12-15-2026	500,000	505,466
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	240,000	240,143
JPMorgan Chase & Company	5.63	8-16-2043	140,000	162,507
Key Bank NA	1.60	8-22-2019	400,000	393,691
Key Bank NA	2.40	6-9-2022	1,300,000	1,257,333
Key Bank NA	3.18	10-15-2027	250,000	247,180
KeyCorp	5.10	3-24-2021	300,000	317,774
MUFG Americas Holdings Corporation	3.00	2-10-2025	350,000	338,931
National Australia Bank	1.38	7-12-2019	340,000	333,869
National Australia Bank	2.63	1-14-2021	1,100,000	1,086,713
PNC Bank NA	2.95	1-30-2023	300,000	294,075
PNC Bank NA	3.30	10-30-2024	500,000	497,512
PNC Bank NA	3.80	7-25-2023	300,000	305,218
PNC Bank NA	4.20	11-1-2025	250,000	258,768
Regions Financial Corporation	3.20	2-8-2021	700,000	702,367
Santander Bank	2.70	5-24-2019	350,000	349,438
Santander Holdings USA Incorporated 144A	4.40	7-13-2027	1,000,000	999,243
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	355,006
SunTrust Banks Incorporated	2.70	1-27-2022	500,000	489,535
SunTrust Banks Incorporated	3.30	5-15-2026	2,200,000	2,110,856
UnionBanCal Corporation	3.50	6-18-2022	140,000	140,837
US Bancorp	2.20	4-25-2019	200,000	199,144
US Bancorp	2.38	7-22-2026	190,000	172,919
US Bancorp	3.00	3-15-2022	350,000	350,106

The accompanying notes are an integral part of these financial statements.

246	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
US Bancorp	3.10%	4-27-2026	$500,000	$477,790
US Bancorp	3.60	9-11-2024	350,000	353,952
US Bancorp	4.13	5-24-2021	350,000	362,778
US Bank National Association	2.05	10-23-2020	800,000	784,757

				28,320,370

Capital Markets: 3.03%
AGL Capital Corporation	4.40	6-1-2043	140,000	141,240
Ameriprise Financial Incorporated	4.00	10-15-2023	350,000	360,567
Ameriprise Financial Incorporated	5.30	3-15-2020	210,000	220,527
Ameriprise Financial Incorporated	7.30	6-28-2019	45,000	47,695
Ares Capital Corporation	3.88	1-15-2020	280,000	282,732
Bank of New York Mellon Corporation	2.30	9-11-2019	270,000	268,112
Bank of New York Mellon Corporation	2.50	4-15-2021	350,000	344,264
Bank of New York Mellon Corporation	2.60	8-17-2020	525,000	520,643
Bank of New York Mellon Corporation	2.95	1-29-2023	800,000	788,252
Bank of New York Mellon Corporation	3.55	9-23-2021	420,000	427,084
Bank of New York Mellon Corporation	3.95	11-18-2025	350,000	358,630
Charles Schwab Corporation	4.45	7-22-2020	140,000	145,577
Franklin Resources Incorporated	2.80	9-15-2022	210,000	206,688
Franklin Resources Incorporated	4.63	5-20-2020	175,000	182,010
Goldman Sachs Group Incorporated	3.00	4-26-2022	750,000	739,462
Goldman Sachs Group Incorporated	3.63	1-22-2023	270,000	272,113
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	348,654
Goldman Sachs Group Incorporated	4.25	10-21-2025	700,000	705,579
Jefferies Group Incorporated	5.13	1-20-2023	175,000	185,987
Jefferies Group Incorporated	6.25	1-15-2036	105,000	114,991
Jefferies Group Incorporated	6.45	6-8-2027	105,000	118,451
Jefferies Group Incorporated	6.50	1-20-2043	175,000	197,182
Jefferies Group Incorporated	6.88	4-15-2021	105,000	115,515
Legg Mason Incorporated	4.75	3-15-2026	190,000	197,968
Morgan Stanley	3.63	1-20-2027	500,000	490,167
Morgan Stanley	4.30	1-27-2045	350,000	349,926
Morgan Stanley	5.50	7-24-2020	350,000	369,993
Morgan Stanley	5.63	9-23-2019	250,000	260,571
Morgan Stanley	6.25	8-9-2026	300,000	346,817
Morgan Stanley	7.25	4-1-2032	329,000	435,773
Morgan Stanley	7.30	5-13-2019	280,000	294,655
Northern Trust Corporation	3.45	11-4-2020	350,000	357,535
Northern Trust Corporation	3.95	10-30-2025	175,000	179,857
PPL Capital Funding Incorporated	3.10	5-15-2026	600,000	569,045
S&P Global Incorporated	4.00	6-15-2025	227,000	232,332
State Street Corporation	2.65	5-19-2026	1,300,000	1,212,346
State Street Corporation	3.70	11-20-2023	1,300,000	1,333,292
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	141,078
TD Ameritrade Holding Corporation	5.60	12-1-2019	140,000	147,105

				14,010,415

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	247

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance: 3.08%
Ahold Finance USA LLC	6.88%	5-1-2029	$210,000	$247,954
American Express Company	2.65	12-2-2022	402,000	390,441
American Express Company	4.05	12-3-2042	633,000	629,845
American Express Credit Corporation	2.25	8-15-2019	700,000	695,917
American Express Credit Corporation	2.25	5-5-2021	200,000	195,197
American Express Credit Corporation	2.38	5-26-2020	175,000	173,124
American Honda Finance Corporation	2.00	2-14-2020	360,000	355,412
American Honda Finance Corporation	2.25	8-15-2019	350,000	348,082
Capital One Bank USA NA	2.30	6-5-2019	500,000	496,669
Capital One Bank USA NA	2.40	9-5-2019	200,000	198,541
Capital One Bank USA NA	3.38	2-15-2023	500,000	492,812
Capital One Financial Corporation	3.75	7-28-2026	525,000	501,306
Capital One Financial Corporation	3.75	3-9-2027	330,000	320,778
Capital One Financial Corporation	4.75	7-15-2021	315,000	330,139
Caterpillar Financial Services Corporation	2.10	6-9-2019	350,000	348,705
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	253,632
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	198,943
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	180,353
Daimler Finance North America LLC	8.50	1-18-2031	297,000	433,264
Discover Financial Services	3.85	11-21-2022	385,000	387,574
Discover Financial Services	3.95	11-6-2024	700,000	698,946
Ford Motor Credit Company LLC	3.10	5-4-2023	200,000	192,255
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	291,948
Ford Motor Credit Company LLC	5.75	2-1-2021	200,000	212,380
General Motors Financial Company Incorporated	2.65	4-13-2020	800,000	792,371
General Motors Financial Company Incorporated	3.15	1-15-2020	350,000	350,539
General Motors Financial Company Incorporated	3.70	5-9-2023	180,000	179,114
John Deere Capital Corporation	2.15	9-8-2022	800,000	767,984
John Deere Capital Corporation	2.80	1-27-2023	350,000	345,509
John Deere Capital Corporation	3.90	7-12-2021	210,000	217,089
National City Corporation	6.88	5-15-2019	350,000	366,685
Synchrony Financial	3.00	8-15-2019	525,000	525,304
Synchrony Financial	4.25	8-15-2024	1,500,000	1,510,736
Toyota Motor Credit Corporation	3.40	9-15-2021	245,000	248,875
Toyota Motor Credit Corporation	4.50	6-17-2020	350,000	364,158

				14,242,581

Diversified Financial Services: 1.12%
Block Financial LLC	5.50	11-1-2022	140,000	148,136
CME Group Incorporated	5.30	9-15-2043	210,000	256,625
General Electric Capital Corporation	4.38	9-16-2020	200,000	206,260
General Electric Capital Corporation	5.88	1-14-2038	200,000	234,152
General Electric Capital Corporation	6.75	3-15-2032	421,000	523,395
Intercontinental Exchange Incorporated	2.75	12-1-2020	350,000	348,743
Intercontinental Exchange Incorporated	4.00	10-15-2023	140,000	144,627
International Lease Finance Corporation	5.88	4-1-2019	260,000	268,454
Moody’s Corporation	4.50	9-1-2022	175,000	182,943
Moody’s Corporation	4.88	2-15-2024	245,000	260,877
Moody’s Corporation	5.25	7-15-2044	210,000	240,900

The accompanying notes are an integral part of these financial statements.

248	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
NASDAQ OMX Group Incorporated	5.55%	1-15-2020	$350,000	$365,997
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	233,000	231,668
National Rural Utilities Cooperative Finance Corporation	3.25	11-1-2025	300,000	296,012
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	141,626
National Rural Utilities Cooperative Finance Corporation (3 Month LIBOR +2.91%) ±	4.75	4-30-2043	175,000	180,540
National Rural Utilities Cooperative Finance Corporation	8.00	3-1-2032	450,000	630,333
PNC Funding Corporation	5.13	2-8-2020	105,000	109,396
PNC Funding Corporation	6.70	6-10-2019	350,000	367,690
TECO Finance Incorporated	5.15	3-15-2020	45,000	46,798

				5,185,172

Insurance: 3.92%
ACE INA Holdings Incorporated	2.70	3-13-2023	280,000	273,848
ACE INA Holdings Incorporated	3.15	3-15-2025	700,000	683,175
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	350,339
ACE INA Holdings Incorporated	5.90	6-15-2019	350,000	364,353
Alleghany Corporation	5.63	9-15-2020	70,000	74,257
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	140,000	166,600
American International Group Incorporated	3.90	4-1-2026	700,000	696,482
American International Group Incorporated	4.50	7-16-2044	865,000	859,165
American International Group Incorporated	4.88	6-1-2022	600,000	635,678
American International Group Incorporated	6.40	12-15-2020	200,000	217,063
Aon Corporation	6.25	9-30-2040	70,000	87,116
Arch Capital Group Limited	5.14	11-1-2043	147,000	161,746
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	150,000	150,810
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	200,000	210,054
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	180,000	191,537
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	218,519
Berkshire Hathaway Incorporated	2.10	8-14-2019	200,000	198,940
Berkshire Hathaway Incorporated	2.75	3-15-2023	425,000	417,166
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	74,866
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	510,941
Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	178,238
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	295,578
Chubb Corporation	6.00	5-11-2037	196,000	249,693
Chubb INA Holdings Incorporated	2.30	11-3-2020	200,000	197,745
Chubb INA Holdings Incorporated	4.35	11-3-2045	900,000	950,033
CNA Financial Corporation	5.88	8-15-2020	350,000	373,079
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	29,990
Hartford Financial Services Group Incorporated	5.13	4-15-2022	168,000	179,479
Hartford Financial Services Group Incorporated	5.50	3-30-2020	175,000	184,292
Hartford Financial Services Group Incorporated	5.95	10-15-2036	52,000	61,934
Hartford Financial Services Group Incorporated	6.10	10-1-2041	175,000	218,025
Lincoln National Corporation	4.00	9-1-2023	175,000	180,272
Lincoln National Corporation	4.85	6-24-2021	56,000	59,131
Lincoln National Corporation	6.25	2-15-2020	210,000	223,287
Loews Corporation	2.63	5-15-2023	105,000	101,723
Loews Corporation	4.13	5-15-2043	140,000	138,370
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	210,000	220,857

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	249

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
MetLife Incorporated	3.05%	12-15-2022	$190,000	$188,870
MetLife Incorporated	4.13	8-13-2042	210,000	208,260
MetLife Incorporated	4.37	9-15-2023	400,000	420,411
MetLife Incorporated	4.72	12-15-2044	175,000	188,839
MetLife Incorporated	4.75	2-8-2021	525,000	550,234
MetLife Incorporated	4.88	11-13-2043	350,000	380,990
MetLife Incorporated	5.70	6-15-2035	580,000	693,930
MetLife Incorporated	6.38	6-15-2034	196,000	248,535
MetLife Incorporated	6.50	12-15-2032	140,000	177,195
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	173,698
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	137,438
Principal Financial Group Incorporated	4.63	9-15-2042	175,000	183,018
Progressive Corporation	6.25	12-1-2032	52,000	65,707
Prudential Financial Incorporated 144A	3.91	12-7-2047	155,000	146,962
Prudential Financial Incorporated 144A	3.94	12-7-2049	448,000	425,551
Prudential Financial Incorporated	5.75	7-15-2033	350,000	411,072
Prudential Financial Incorporated	4.50	11-16-2021	175,000	183,674
Prudential Financial Incorporated	4.60	5-15-2044	350,000	369,423
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	182,438
Prudential Financial Incorporated (3 Month LIBOR +3.92%) ±	5.63	6-15-2043	475,000	501,125
Prudential Financial Incorporated	6.63	12-1-2037	45,000	59,531
Prudential Financial Incorporated	7.38	6-15-2019	248,000	262,776
Reinsurance Group of America Incorporated	4.70	9-15-2023	210,000	219,903
Reinsurance Group of America Incorporated	5.00	6-1-2021	42,000	44,118
Reinsurance Group of America Incorporated	6.45	11-15-2019	245,000	259,083
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	96,003
Travelers Companies Incorporated	5.35	11-1-2040	245,000	294,720
Travelers Companies Incorporated	6.25	6-15-2037	255,000	330,709
WR Berkley Corporation	5.38	9-15-2020	140,000	148,062
XL Capital Limited	6.25	5-15-2027	70,000	81,043
XL Capital Limited	6.38	11-15-2024	70,000	80,247

				18,097,946

Thrifts & Mortgage Finance: 0.03%
People’s United Financial Incorporated	3.65	12-6-2022	105,000	106,071

Health Care: 10.55%

Biotechnology: 2.10%
AbbVie Incorporated	2.30	5-14-2021	350,000	341,670
AbbVie Incorporated	2.50	5-14-2020	250,000	247,784
AbbVie Incorporated	3.20	5-14-2026	420,000	401,294
AbbVie Incorporated	4.30	5-14-2036	245,000	247,060
AbbVie Incorporated	4.40	11-6-2042	350,000	348,302
AbbVie Incorporated	4.45	5-14-2046	420,000	416,600
Amgen Incorporated	3.63	5-15-2022	200,000	202,982
Amgen Incorporated	3.63	5-22-2024	350,000	352,584
Amgen Incorporated	3.88	11-15-2021	200,000	204,792
Amgen Incorporated	4.50	3-15-2020	45,000	46,490
Amgen Incorporated	4.95	10-1-2041	320,000	346,056

The accompanying notes are an integral part of these financial statements.

250	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Biotechnology (continued)
Amgen Incorporated	5.15%	11-15-2041	$245,000	$272,143
Amgen Incorporated	5.75	3-15-2040	56,000	66,315
Amgen Incorporated	6.40	2-1-2039	175,000	221,689
Baxalta Incorporated	2.88	6-23-2020	280,000	278,384
Baxalta Incorporated	3.60	6-23-2022	140,000	140,395
Baxalta Incorporated	4.00	6-23-2025	455,000	452,605
Baxalta Incorporated	5.25	6-23-2045	280,000	301,732
Biogen Incorporated	5.20	9-15-2045	420,000	457,678
Celgene Corporation	3.25	8-15-2022	350,000	348,263
Celgene Corporation	3.63	5-15-2024	350,000	348,991
Celgene Corporation	3.88	8-15-2025	175,000	174,503
Celgene Corporation	3.95	10-15-2020	140,000	143,386
Celgene Corporation	4.00	8-15-2023	175,000	179,809
Celgene Corporation	4.63	5-15-2044	240,000	235,097
Celgene Corporation	5.00	8-15-2045	350,000	364,748
Celgene Corporation	5.25	8-15-2043	105,000	112,028
Genzyme Corporation	5.00	6-15-2020	140,000	147,010
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	349,378
Gilead Sciences Incorporated	3.70	4-1-2024	350,000	355,254
Gilead Sciences Incorporated	4.00	9-1-2036	310,000	304,750
Gilead Sciences Incorporated	4.50	4-1-2021	350,000	365,474
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	201,480
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	367,916
Gilead Sciences Incorporated	4.80	4-1-2044	350,000	371,252

				9,715,894

Health Care Equipment & Supplies: 1.58%
Abbott Laboratories	2.35	11-22-2019	220,000	218,850
Abbott Laboratories	3.75	11-30-2026	560,000	555,386
Abbott Laboratories	4.13	5-27-2020	175,000	179,745
Abbott Laboratories	5.13	4-1-2019	97,000	99,442
Abbott Laboratories	5.30	5-27-2040	175,000	197,670
Abbott Laboratories	6.00	4-1-2039	105,000	127,023
Abbott Laboratories	6.15	11-30-2037	166,000	201,281
Becton Dickinson & Company	2.89	6-6-2022	500,000	487,161
Becton Dickinson & Company	3.13	11-8-2021	210,000	207,214
Becton Dickinson & Company	3.25	11-12-2020	245,000	244,961
Becton Dickinson & Company	3.70	6-6-2027	750,000	717,233
Becton Dickinson & Company 144A	4.40	1-15-2021	118,000	120,609
Boston Scientific Corporation	3.85	5-15-2025	200,000	200,744
Boston Scientific Corporation	6.00	1-15-2020	245,000	258,544
Boston Scientific Corporation	7.38	1-15-2040	210,000	278,911
Medtronic Incorporated	2.50	3-15-2020	220,000	218,752
Medtronic Incorporated	3.15	3-15-2022	350,000	350,523
Medtronic Incorporated	3.50	3-15-2025	600,000	599,309
Medtronic Incorporated	4.45	3-15-2020	280,000	289,050
Medtronic Incorporated	4.50	3-15-2042	140,000	146,759
Medtronic Incorporated	4.63	3-15-2044	175,000	191,042
Stryker Corporation	4.10	4-1-2043	175,000	170,656

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	251

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies (continued)
Stryker Corporation	4.38%	1-15-2020	$105,000	$108,290
Stryker Corporation	4.63	3-15-2046	350,000	369,107
Zimmer Holdings Incorporated	3.55	4-1-2025	500,000	484,927
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	257,665

				7,280,854

Health Care Providers & Services: 3.69%
Aetna Incorporated	2.20	3-15-2019	350,000	348,037
Aetna Incorporated	2.75	11-15-2022	650,000	629,785
Aetna Incorporated	4.13	6-1-2021	340,000	349,098
Aetna Incorporated	4.13	11-15-2042	175,000	166,372
Aetna Incorporated	4.75	3-15-2044	400,000	415,150
AmerisourceBergen Corporation	3.50	11-15-2021	210,000	211,404
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	162,925
Anthem Incorporated	4.35	8-15-2020	800,000	827,687
Cardinal Health Incorporated	2.62	6-15-2022	1,300,000	1,258,179
Cardinal Health Incorporated	3.50	11-15-2024	350,000	344,063
Cardinal Health Incorporated	4.37	6-15-2047	600,000	561,815
Catholic Health Initiatives	4.35	11-1-2042	175,000	163,392
CIGNA Corporation	4.00	2-15-2022	175,000	180,176
CIGNA Corporation	4.50	3-15-2021	70,000	72,540
CIGNA Corporation	5.13	6-15-2020	150,000	157,047
CIGNA Corporation	5.38	2-15-2042	245,000	276,433
Coventry Health Care Incorporated	5.45	6-15-2021	406,000	431,938
Dignity Health	2.64	11-1-2019	350,000	348,648
Express Scripts Holding Company	3.40	3-1-2027	600,000	568,475
Express Scripts Holding Company	3.90	2-15-2022	350,000	356,141
Express Scripts Holding Company	4.80	7-15-2046	210,000	209,133
Express Scripts Holding Company	6.13	11-15-2041	175,000	206,281
Howard Hughes Medical Institute	3.50	9-1-2023	332,000	339,220
Humana Incorporated	3.15	12-1-2022	210,000	208,178
Humana Incorporated	4.95	10-1-2044	350,000	367,289
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	199,636
Laboratory Corporation of America Holdings	3.60	2-1-2025	350,000	344,372
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	39,716
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	106,652
Laboratory Corporation of America Holdings	4.63	11-15-2020	350,000	363,621
McKesson Corporation	2.28	3-15-2019	350,000	348,956
McKesson Corporation	2.85	3-15-2023	140,000	136,621
McKesson Corporation	4.88	3-15-2044	350,000	378,725
Medco Health Solutions Incorporated	4.13	9-15-2020	350,000	359,511
Quest Diagnostics Incorporated	4.70	4-1-2021	112,000	117,312
Quest Diagnostics Incorporated	4.75	1-30-2020	413,000	427,588
UnitedHealth Group Incorporated	1.63	3-15-2019	175,000	173,319
UnitedHealth Group Incorporated	2.70	7-15-2020	320,000	319,656
UnitedHealth Group Incorporated	2.88	3-15-2023	800,000	788,059
UnitedHealth Group Incorporated	3.95	10-15-2042	520,000	510,188
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	180,500
UnitedHealth Group Incorporated	4.75	7-15-2045	350,000	386,051

The accompanying notes are an integral part of these financial statements.

252	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
UnitedHealth Group Incorporated	5.80%	3-15-2036	$175,000	$215,746
UnitedHealth Group Incorporated	5.95	2-15-2041	350,000	444,321
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	141,045
WellPoint Incorporated	2.25	8-15-2019	280,000	277,936
WellPoint Incorporated	3.13	5-15-2022	350,000	347,356
WellPoint Incorporated	3.30	1-15-2023	700,000	694,460
WellPoint Incorporated	4.65	1-15-2043	315,000	320,975
WellPoint Incorporated	4.65	8-15-2044	50,000	51,131
WellPoint Incorporated	5.85	1-15-2036	200,000	230,598

				17,063,457

Life Sciences Tools & Services: 0.39%
Life Technologies Corporation	5.00	1-15-2021	105,000	109,843
Life Technologies Corporation	6.00	3-1-2020	175,000	184,944
Thermo Fisher Scientific Incorporated	3.00	4-15-2023	200,000	196,217
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	350,000	346,013
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	210,000	210,194
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	280,000	284,570
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	288,131
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	157,955

				1,777,867

Pharmaceuticals: 2.79%
Allergan Incorporated	2.80	3-15-2023	157,000	151,288
Allergan Incorporated	3.38	9-15-2020	350,000	352,326
Bristol-Myers Squibb Company	1.75	3-1-2019	175,000	173,714
Bristol-Myers Squibb Company	2.00	8-1-2022	175,000	167,506
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	109,838
Bristol-Myers Squibb Company	3.25	8-1-2042	175,000	156,993
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	215,900
Eli Lilly & Company	2.75	6-1-2025	70,000	67,426
Eli Lilly & Company	3.70	3-1-2045	350,000	337,893
Eli Lilly & Company	5.50	3-15-2027	280,000	324,554
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	137,471
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	245,888
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	900,000	1,194,426
Johnson & Johnson	2.45	3-1-2026	525,000	493,617
Johnson & Johnson	3.38	12-5-2023	300,000	307,068
Johnson & Johnson	3.70	3-1-2046	175,000	171,225
Johnson & Johnson	4.38	12-5-2033	200,000	217,253
Johnson & Johnson	4.50	9-1-2040	210,000	233,389
Johnson & Johnson	4.85	5-15-2041	140,000	162,966
Johnson & Johnson	4.95	5-15-2033	126,000	146,205
Merck & Company Incorporated	2.35	2-10-2022	250,000	245,214
Merck & Company Incorporated	2.75	2-10-2025	270,000	260,502
Merck & Company Incorporated	3.60	9-15-2042	175,000	167,774
Merck & Company Incorporated	3.70	2-10-2045	200,000	194,133
Merck & Company Incorporated	3.88	1-15-2021	245,000	252,788
Merck & Company Incorporated	4.15	5-18-2043	350,000	363,392

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	253

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Merck & Company Incorporated	5.00%	6-30-2019	$175,000	$180,473
Mylan Incorporated	2.55	3-28-2019	400,000	398,668
Mylan Incorporated	5.40	11-29-2043	23,000	23,915
Mylan NV Company	3.15	6-15-2021	280,000	277,485
Novartis Capital Corporation	1.80	2-14-2020	180,000	177,376
Novartis Capital Corporation	2.40	9-21-2022	350,000	340,688
Novartis Capital Corporation	3.40	5-6-2024	600,000	606,371
Novartis Capital Corporation	3.70	9-21-2042	175,000	169,220
Novartis Capital Corporation	4.40	4-24-2020	350,000	362,967
Pfizer Incorporated	3.00	12-15-2026	700,000	677,080
Pfizer Incorporated	3.40	5-15-2024	350,000	353,188
Pfizer Incorporated	4.00	12-15-2036	170,000	175,097
Pfizer Incorporated	4.13	12-15-2046	420,000	432,223
Pfizer Incorporated	4.30	6-15-2043	210,000	219,470
Pharmacia Corporation	6.60	12-1-2028	350,000	442,898
Schering-Plough Corporation	6.50	12-1-2033	175,000	227,404
Schering-Plough Corporation	6.55	9-15-2037	140,000	192,621
Zoetis Incorporated	3.25	2-1-2023	420,000	416,759
Zoetis Incorporated	4.70	2-1-2043	350,000	371,012

				12,895,664

Industrials: 8.28%

Aerospace & Defense: 2.37%
Boeing Company	2.60	10-30-2025	800,000	761,236
Boeing Company	4.88	2-15-2020	428,000	447,807
Boeing Company	5.88	2-15-2040	21,000	26,635
Boeing Company	6.00	3-15-2019	210,000	217,304
Boeing Company	6.13	2-15-2033	126,000	161,151
General Dynamics Corporation	2.25	11-15-2022	350,000	337,750
General Dynamics Corporation	3.88	7-15-2021	140,000	144,747
L-3 Communications Corporation	4.95	2-15-2021	350,000	365,256
L-3 Communications Corporation	5.20	10-15-2019	350,000	362,483
Lockheed Martin Corporation	2.50	11-23-2020	260,000	257,565
Lockheed Martin Corporation	3.35	9-15-2021	175,000	177,322
Lockheed Martin Corporation	3.55	1-15-2026	700,000	700,197
Lockheed Martin Corporation	3.80	3-1-2045	350,000	328,815
Lockheed Martin Corporation	4.07	12-15-2042	229,000	225,480
Lockheed Martin Corporation	4.70	5-15-2046	350,000	378,728
Lockheed Martin Corporation	6.15	9-1-2036	122,000	153,163
Northrop Grumman Corporation	2.55	10-15-2022	1,100,000	1,063,188
Northrop Grumman Corporation	3.50	3-15-2021	210,000	212,937
Northrop Grumman Corporation	5.05	8-1-2019	59,000	61,077
Northrop Grumman Corporation	5.05	11-15-2040	70,000	77,801
Northrop Grumman Corporation	7.75	2-15-2031	210,000	284,713
Precision Castparts Corporation	2.50	1-15-2023	175,000	171,126
Precision Castparts Corporation	3.25	6-15-2025	210,000	208,811
Precision Castparts Corporation	3.90	1-15-2043	140,000	137,762
Raytheon Company	2.50	12-15-2022	245,000	239,015

The accompanying notes are an integral part of these financial statements.

254	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Raytheon Company	4.70%	12-15-2041	$350,000	$392,175
Raytheon Company	7.20	8-15-2027	84,000	108,078
Rockwell Collins Incorporated	3.70	12-15-2023	245,000	247,587
Rockwell Collins Incorporated	4.80	12-15-2043	175,000	186,943
Rockwell Collins Incorporated	5.25	7-15-2019	35,000	36,194
Textron Incorporated	4.30	3-1-2024	140,000	144,942
United Technologies Corporation	3.10	6-1-2022	587,000	585,019
United Technologies Corporation	3.75	11-1-2046	270,000	248,205
United Technologies Corporation	4.05	5-4-2047	1,200,000	1,160,808
United Technologies Corporation	4.50	4-15-2020	350,000	363,512

				10,975,532

Air Freight & Logistics: 0.75%
FedEx Corporation	2.63	8-1-2022	337,000	330,534
FedEx Corporation	3.88	8-1-2042	140,000	130,630
FedEx Corporation	3.90	2-1-2035	330,000	318,691
FedEx Corporation	4.00	1-15-2024	203,000	209,617
FedEx Corporation	4.55	4-1-2046	350,000	356,295
FedEx Corporation	4.90	1-15-2034	175,000	187,406
FedEx Corporation	5.10	1-15-2044	210,000	229,638
United Parcel Service Incorporated	2.35	5-16-2022	300,000	292,190
United Parcel Service Incorporated	2.45	10-1-2022	280,000	273,212
United Parcel Service Incorporated	3.13	1-15-2021	630,000	636,868
United Parcel Service Incorporated	5.13	4-1-2019	210,000	215,694
United Parcel Service Incorporated	6.20	1-15-2038	206,000	267,642

				3,448,417

Airlines: 0.28%
American Airlines Incorporated	3.20	12-15-2029	58,776	56,625
American Airlines Incorporated	3.38	11-1-2028	28,117	27,579
American Airlines Incorporated	4.95	7-15-2024	453,627	475,373
Continental Airlines Incorporated Series A	7.25	5-10-2021	88,213	94,191
Delta Air Lines Incorporated	6.82	2-10-2024	37,304	41,653
United Airlines Incorporated	4.00	10-11-2027	301,106	306,634
United Airlines Incorporated	4.30	2-15-2027	190,303	196,250
US Airways Group Incorporated	3.95	5-15-2027	81,132	82,008

				1,280,313

Building Products: 0.29%
Johnson Controls International plc	3.90	2-14-2026	500,000	506,406
Johnson Controls International plc	4.25	3-1-2021	120,000	123,666
Johnson Controls International plc	5.00	3-30-2020	100,000	104,392
Masco Corporation	3.50	4-1-2021	245,000	246,416
Masco Corporation	4.38	4-1-2026	190,000	194,256
Owens Corning Incorporated	4.20	12-15-2022	149,000	153,222

				1,328,358

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	255

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 0.46%
Black & Decker Corporation	3.40%	12-1-2021	$280,000	$284,069
Cintas Corporation No. 2	3.25	6-1-2022	70,000	70,264
Pitney Bowes Incorporated	4.63	3-15-2024	350,000	324,625
Republic Services Incorporated	2.90	7-1-2026	260,000	244,896
Republic Services Incorporated	4.75	5-15-2023	210,000	222,567
Republic Services Incorporated	5.25	11-15-2021	35,000	37,455
Republic Services Incorporated	5.50	9-15-2019	87,000	90,723
Waste Management Incorporated	4.10	3-1-2045	350,000	348,183
Waste Management Incorporated	4.60	3-1-2021	140,000	146,412
Waste Management Incorporated	4.75	6-30-2020	350,000	364,826

				2,134,020

Electrical Equipment: 0.25%
Eaton Corporation	4.15	11-2-2042	350,000	344,668
Eaton Corporation	6.95	3-20-2019	140,000	145,822
Emerson Electric Company	3.15	6-1-2025	210,000	208,797
Emerson Electric Company	4.25	11-15-2020	140,000	145,465
Emerson Electric Company	4.88	10-15-2019	140,000	144,909
Roper Industries Incorporated	6.25	9-1-2019	140,000	147,127

				1,136,788

Industrial Conglomerates: 0.73%
3M Company	5.70	3-15-2037	227,000	284,640
General Electric Company	2.70	10-9-2022	700,000	677,262
General Electric Company	4.13	10-9-2042	400,000	373,798
General Electric Company	4.50	3-11-2044	200,000	198,119
Honeywell International Incorporated	2.50	11-1-2026	1,800,000	1,663,252
Honeywell International Incorporated	3.35	12-1-2023	140,000	142,357
Honeywell International Incorporated	4.25	3-1-2021	35,000	36,486

				3,375,914

Machinery: 0.64%
Caterpillar Incorporated	3.80	8-15-2042	105,000	104,485
Caterpillar Incorporated	4.30	5-15-2044	350,000	378,944
Deere & Company	2.60	6-8-2022	350,000	343,919
Deere & Company	3.90	6-9-2042	350,000	357,054
Deere & Company	5.38	10-16-2029	210,000	245,443
Dover Corporation	4.30	3-1-2021	350,000	363,832
Dover Corporation	5.38	10-15-2035	140,000	160,294
Illinois Tool Works Incorporated	3.38	9-15-2021	84,000	85,268
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	216,333
Illinois Tool Works Incorporated	4.88	9-15-2041	206,000	235,783
Illinois Tool Works Incorporated	6.25	4-1-2019	108,000	112,131
Parker Hannifin Corporation	3.50	9-15-2022	70,000	71,041
Parker Hannifin Corporation	6.25	5-15-2038	42,000	53,901
Stanley Black & Decker Incorporated	2.90	11-1-2022	245,000	242,477

				2,970,905

The accompanying notes are an integral part of these financial statements.

256	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018
INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Professional Services: 0.13%
Verisk Analytics Incorporated	4.00%	6-15-2025	$420,000	$423,424
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	180,098

				603,522

Road & Rail: 1.88%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	209,353
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	212,299
Burlington Northern Santa Fe LLC	3.75	4-1-2024	350,000	359,315
Burlington Northern Santa Fe LLC	4.45	3-15-2043	210,000	222,892
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	224,599
Burlington Northern Santa Fe LLC	4.70	10-1-2019	87,000	89,881
Burlington Northern Santa Fe LLC	4.95	9-15-2041	140,000	156,484
Burlington Northern Santa Fe LLC	5.05	3-1-2041	175,000	198,037
Burlington Northern Santa Fe LLC	5.15	9-1-2043	210,000	242,438
CSX Corporation	3.40	8-1-2024	278,000	276,794
CSX Corporation	3.70	10-30-2020	175,000	178,949
CSX Corporation	4.10	3-15-2044	280,000	269,847
CSX Corporation	4.25	6-1-2021	140,000	145,037
CSX Corporation	4.40	3-1-2043	390,000	389,625
CSX Corporation	4.50	8-1-2054	350,000	342,444
CSX Corporation	4.75	5-30-2042	161,000	171,039
CSX Corporation	6.00	10-1-2036	210,000	257,804
CSX Corporation	6.22	4-30-2040	140,000	175,178
Kansas City Southern	3.00	5-15-2023	51,000	49,376
Kansas City Southern	4.30	5-15-2043	140,000	137,120
Norfolk Southern Corporation	2.90	2-15-2023	400,000	394,754
Norfolk Southern Corporation	2.90	6-15-2026	50,000	47,288
Norfolk Southern Corporation	3.00	4-1-2022	350,000	348,691
Norfolk Southern Corporation	3.15	6-1-2027	300,000	287,152
Norfolk Southern Corporation	3.85	1-15-2024	140,000	143,640
Norfolk Southern Corporation 144A	3.94	11-1-2047	700,000	679,224
Norfolk Southern Corporation	3.95	10-1-2042	384,000	369,825
Ryder System Incorporated	2.50	5-11-2020	140,000	139,012
Union Pacific Corporation	2.75	4-15-2023	200,000	197,358
Union Pacific Corporation	3.25	1-15-2025	175,000	174,596
Union Pacific Corporation	3.75	3-15-2024	140,000	143,952
Union Pacific Corporation	3.80	10-1-2051	809,000	771,621
Union Pacific Corporation	4.15	1-15-2045	175,000	180,005
Union Pacific Corporation	4.16	7-15-2022	306,000	319,355
Union Pacific Corporation	4.30	6-15-2042	175,000	183,500

				8,688,484

Trading Companies & Distributors: 0.50%
Air Lease Corporation	3.25	3-1-2025	200,000	191,805
Air Lease Corporation	3.63	12-1-2027	1,500,000	1,427,124
GATX Corporation	2.50	3-15-2019	117,000	116,619
GATX Corporation	4.85	6-1-2021	70,000	73,525
International Lease Finance Corporation	8.25	12-15-2020	200,000	225,098
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	296,551

				2,330,722

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	257

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 6.22%

Communications Equipment: 0.92%
Cisco Systems Incorporated	2.20%	2-28-2021	$700,000	$687,651
Cisco Systems Incorporated	2.45	6-15-2020	420,000	417,484
Cisco Systems Incorporated	2.90	3-4-2021	210,000	210,451
Cisco Systems Incorporated	2.95	2-28-2026	340,000	330,542
Cisco Systems Incorporated	3.00	6-15-2022	140,000	140,109
Harris Corporation	4.40	12-15-2020	210,000	217,331
Motorola Incorporated	3.50	3-1-2023	385,000	377,782
Motorola Incorporated	7.50	5-15-2025	84,000	99,838
Qualcomm Incorporated	2.25	5-20-2020	500,000	490,702
Qualcomm Incorporated	3.45	5-20-2025	700,000	678,262
Qualcomm Incorporated	4.80	5-20-2045	620,000	619,526

				4,269,678

Electronic Equipment, Instruments & Components: 0.28%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	106,102
Amphenol Corporation	4.00	2-1-2022	210,000	215,416
Avnet Incorporated	5.88	6-15-2020	70,000	73,720
Corning Incorporated	4.25	8-15-2020	175,000	180,459
Corning Incorporated	5.75	8-15-2040	105,000	124,056
Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	220,000	221,271
Keysight Technologies Incorporated	3.30	10-30-2019	175,000	175,554
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	181,392

				1,277,970

Internet Software & Services: 0.50%
Alphabet Incorporated	3.38	2-25-2024	87,000	88,723
Alphabet Incorporated	3.63	5-19-2021	350,000	361,359
eBay Incorporated	2.60	7-15-2022	245,000	237,289
eBay Incorporated	2.75	1-30-2023	600,000	580,652
eBay Incorporated	2.88	8-1-2021	350,000	346,589
eBay Incorporated	3.25	10-15-2020	140,000	140,805
eBay Incorporated	3.45	8-1-2024	405,000	400,854
eBay Incorporated	4.00	7-15-2042	175,000	154,504

				2,310,775

IT Services: 1.21%
Fidelity National Information Services Incorporated	3.00	8-15-2026	400,000	374,444
Fidelity National Information Services Incorporated	3.50	4-15-2023	49,000	49,121
Fidelity National Information Services Incorporated	5.00	10-15-2025	195,000	209,036
Fiserv Incorporated	2.70	6-1-2020	280,000	279,201
Fiserv Incorporated	3.50	10-1-2022	280,000	282,882
Fiserv Incorporated	3.85	6-1-2025	210,000	211,992
IBM Corporation	1.63	5-15-2020	350,000	342,435
IBM Corporation	1.88	8-1-2022	280,000	265,607
IBM Corporation	3.38	8-1-2023	210,000	211,565
IBM Corporation	4.00	6-20-2042	350,000	351,980
IBM Corporation	5.88	11-29-2032	175,000	219,161

The accompanying notes are an integral part of these financial statements.

258	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

IT Services (continued)
IBM Corporation	7.00%	10-30-2025	$210,000	$260,482
Total System Services Incorporated	3.75	6-1-2023	105,000	105,264
Visa Incorporated	2.20	12-14-2020	700,000	690,737
Visa Incorporated	3.15	12-14-2025	1,020,000	999,624
Western Union Company	5.25	4-1-2020	56,000	58,298
Western Union Company	6.20	11-17-2036	122,000	128,073
Xerox Corporation	4.50	5-15-2021	400,000	409,929
Xerox Corporation	5.63	12-15-2019	140,000	146,131

				5,595,962

Semiconductors & Semiconductor Equipment: 1.11%
Analog Devices Incorporated	2.88	6-1-2023	105,000	102,080
Applied Materials Incorporated	4.30	6-15-2021	210,000	218,987
Applied Materials Incorporated	5.85	6-15-2041	140,000	173,812
Broadcom Corporation	3.88	1-15-2027	1,900,000	1,822,298
Intel Corporation	2.60	5-19-2026	220,000	207,100
Intel Corporation	4.10	5-19-2046	800,000	817,254
Intel Corporation	4.10	5-11-2047	310,000	317,143
Intel Corporation	4.25	12-15-2042	175,000	182,248
Intel Corporation	4.90	7-29-2045	230,000	264,253
Lam Research Corporation	2.80	6-15-2021	350,000	347,173
Texas Instruments Incorporated	1.65	8-3-2019	175,000	173,017
Texas Instruments Incorporated	2.25	5-1-2023	175,000	167,253
Xilinx Incorporated	2.13	3-15-2019	175,000	174,265
Xilinx Incorporated	3.00	3-15-2021	175,000	174,327

				5,141,210

Software: 1.05%
Adobe Systems Incorporated	4.75	2-1-2020	227,000	235,929
Autodesk Incorporated	3.60	12-15-2022	175,000	175,374
CA Incorporated	5.38	12-1-2019	350,000	364,401
Microsoft Corporation	2.00	11-3-2020	490,000	482,246
Microsoft Corporation	3.00	10-1-2020	280,000	283,242
Microsoft Corporation	3.75	5-1-2043	33,000	32,954
Microsoft Corporation	3.75	2-12-2045	350,000	344,471
Microsoft Corporation	4.00	2-12-2055	350,000	349,364
Microsoft Corporation	4.50	2-6-2057	250,000	274,465
Microsoft Corporation	4.88	12-15-2043	140,000	160,093
Microsoft Corporation	5.20	6-1-2039	77,000	91,964
Oracle Corporation	2.80	7-8-2021	250,000	249,538
Oracle Corporation	3.88	7-15-2020	245,000	252,113
Oracle Corporation	4.00	7-15-2046	350,000	345,845
Oracle Corporation	4.30	7-8-2034	175,000	184,624
Oracle Corporation	4.38	5-15-2055	200,000	208,360
Oracle Corporation	4.50	7-8-2044	350,000	376,300
Oracle Corporation	6.13	7-8-2039	140,000	183,111
Oracle Corporation	6.50	4-15-2038	175,000	237,108

				4,831,502

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	259

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Technology Hardware, Storage & Peripherals: 1.15%
Apple Incorporated	3.20%	5-11-2027	$750,000	$730,884
Apple Incorporated	3.25	2-23-2026	475,000	467,443
Apple Incorporated	3.35	2-9-2027	200,000	197,110
Apple Incorporated	4.38	5-13-2045	350,000	366,757
Apple Incorporated	4.65	2-23-2046	200,000	218,039
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	400,000	408,223
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	700,000	885,634
Hewlett Packard Enterprise Company	4.40	10-15-2022	200,000	207,391
Hewlett Packard Enterprise Company	4.90	10-15-2025	700,000	725,644
Hewlett Packard Enterprise Company	6.35	10-15-2045	525,000	554,393
Hewlett-Packard Company	3.75	12-1-2020	29,000	29,526
Hewlett-Packard Company	4.05	9-15-2022	175,000	179,815
Hewlett-Packard Company	6.00	9-15-2041	332,000	352,668

				5,323,527

Materials: 3.09%

Chemicals: 2.04%
Air Products & Chemicals Incorporated	3.00	11-3-2021	175,000	174,903
Air Products & Chemicals Incorporated	3.35	7-31-2024	245,000	247,236
Air Products & Chemicals Incorporated	4.38	8-21-2019	105,000	107,814
Dow Chemical Company	3.50	10-1-2024	175,000	174,101
Dow Chemical Company	4.13	11-15-2021	350,000	362,314
Dow Chemical Company	4.25	10-1-2034	175,000	175,973
Dow Chemical Company	4.63	10-1-2044	400,000	411,016
Dow Chemical Company	5.25	11-15-2041	175,000	191,587
Dow Chemical Company	8.55	5-15-2019	458,000	489,265
E.I. du Pont de Nemours & Company	2.80	2-15-2023	210,000	206,398
E.I. du Pont de Nemours & Company	3.63	1-15-2021	350,000	357,111
E.I. du Pont de Nemours & Company	4.15	2-15-2043	910,000	895,640
E.I. du Pont de Nemours & Company	4.50	8-15-2019	280,000	287,993
E.I. du Pont de Nemours & Company	4.63	1-15-2020	140,000	145,077
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	322,747
E.I. du Pont de Nemours & Company	6.50	1-15-2028	175,000	214,639
Eastman Chemical Company	2.70	1-15-2020	210,000	209,400
Eastman Chemical Company	3.60	8-15-2022	280,000	283,293
Eastman Chemical Company	4.80	9-1-2042	140,000	147,995
Ecolab Incorporated	4.35	12-8-2021	286,000	298,777
Ecolab Incorporated	5.50	12-8-2041	210,000	247,901
Monsanto Company	3.38	7-15-2024	200,000	198,213
Monsanto Company	4.70	7-15-2064	210,000	208,760
Monsanto Company	5.50	8-15-2025	70,000	77,475
Mosaic Company	3.75	11-15-2021	80,000	80,740
Mosaic Company	4.25	11-15-2023	297,000	305,353
Mosaic Company	5.45	11-15-2033	213,000	225,030
Mosaic Company	5.63	11-15-2043	175,000	183,255
Praxair Incorporated	2.45	2-15-2022	140,000	137,477
Praxair Incorporated	2.70	2-21-2023	105,000	103,152
Praxair Incorporated	4.05	3-15-2021	140,000	144,590
RPM International Incorporated	6.13	10-15-2019	140,000	146,951

The accompanying notes are an integral part of these financial statements.

260	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
The Sherwin-Williams Company	3.13%	6-1-2024	$1,200,000	$1,166,930
The Sherwin-Williams Company	3.45	8-1-2025	400,000	391,126
The Sherwin-Williams Company	4.00	12-15-2042	92,000	86,316

				9,406,548

Containers & Packaging: 0.07%
Bemis Company Incorporated	6.80	8-1-2019	7,000	7,384
Packaging Corporation of America	3.65	9-15-2024	175,000	176,118
Packaging Corporation of America	3.90	6-15-2022	140,000	143,550

				327,052

Metals & Mining: 0.45%
Barrick Gold Finance Company LLC	4.40	5-30-2021	101,000	105,376
Barrick Gold Finance Company LLC	5.70	5-30-2041	210,000	244,308
Newmont Mining Corporation	3.50	3-15-2022	420,000	421,123
Newmont Mining Corporation	4.88	3-15-2042	350,000	370,054
Nucor Corporation	4.00	8-1-2023	132,000	136,298
Nucor Corporation	5.20	8-1-2043	140,000	160,936
Nucor Corporation	6.40	12-1-2037	140,000	179,212
Southern Copper Corporation	5.38	4-16-2020	63,000	65,944
Southern Copper Corporation	6.75	4-16-2040	308,000	384,360

				2,067,611

Paper & Forest Products: 0.53%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	174,017
International Paper Company	3.00	2-15-2027	1,060,000	989,814
International Paper Company	3.65	6-15-2024	350,000	351,614
International Paper Company	4.75	2-15-2022	52,000	54,780
International Paper Company	4.80	6-15-2044	175,000	182,089
International Paper Company	7.30	11-15-2039	175,000	234,997
International Paper Company	7.50	8-15-2021	214,000	244,350
MeadWestvaco Corporation	7.95	2-15-2031	35,000	46,888
Plum Creek Timberlands LP	3.25	3-15-2023	192,000	190,689

				2,469,238

Real Estate: 4.16%

Equity REITs: 4.16%
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	525,000	534,820
American Campus Communities Incorporated	3.75	4-15-2023	70,000	70,168
American Tower Corporation	3.45	9-15-2021	350,000	352,371
American Tower Corporation	3.50	1-31-2023	295,000	295,096
American Tower Corporation	4.00	6-1-2025	350,000	350,156
American Tower Corporation	5.00	2-15-2024	245,000	261,283
American Tower Corporation	5.05	9-1-2020	350,000	365,936
AvalonBay Communities Incorporated	2.95	9-15-2022	245,000	242,452
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	139,396
AvalonBay Communities Incorporated	3.50	11-15-2024	105,000	105,509
AvalonBay Communities Incorporated	3.63	10-1-2020	140,000	142,375

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	261

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
AvalonBay Communities Incorporated	4.20%	12-15-2023	$175,000	$182,700
Boston Properties LP	2.75	10-1-2026	1,100,000	1,017,913
Boston Properties LP	3.13	9-1-2023	105,000	103,144
Boston Properties LP	3.80	2-1-2024	300,000	305,135
Boston Properties LP	3.85	2-1-2023	200,000	204,764
Boston Properties LP	4.13	5-15-2021	210,000	216,677
Boston Properties LP	5.63	11-15-2020	380,000	404,933
Boston Properties LP	5.88	10-15-2019	350,000	365,399
Corporate Office Properties LP	3.60	5-15-2023	70,000	69,072
Corporate Office Properties LP	3.70	6-15-2021	350,000	351,443
Crown Castle International Corporation	3.70	6-15-2026	350,000	337,612
Crown Castle International Corporation	4.75	5-15-2047	700,000	701,937
Crown Castle International Corporation	4.88	4-15-2022	50,000	52,539
Crown Castle International Corporation	5.25	1-15-2023	350,000	375,118
DDR Corporation	4.63	7-15-2022	175,000	182,134
Digital Realty Trust LP	3.63	10-1-2022	140,000	141,552
Digital Realty Trust LP	3.95	7-1-2022	140,000	143,811
Digital Realty Trust LP	5.25	3-15-2021	70,000	74,099
Digital Realty Trust LP	5.88	2-1-2020	210,000	220,377
Duke Realty LP	3.75	12-1-2024	455,000	460,352
Entertainment Properties Trust	5.75	8-15-2022	105,000	112,267
Equity One Incorporated	3.75	11-15-2022	175,000	176,102
ERP Operating LP	4.63	12-15-2021	419,000	441,848
Essex Portfolio LP	3.25	5-1-2023	70,000	69,020
Federal Realty Investment Trust	4.50	12-1-2044	175,000	181,016
HCP Incorporated	3.15	8-1-2022	70,000	69,607
HCP Incorporated	3.88	8-15-2024	300,000	300,717
HCP Incorporated	4.25	11-15-2023	195,000	201,043
HCP Incorporated	5.38	2-1-2021	45,000	47,595
HCP Incorporated	6.75	2-1-2041	95,000	120,854
Health Care REIT Incorporated	4.00	6-1-2025	210,000	211,798
Health Care REIT Incorporated	4.13	4-1-2019	175,000	176,934
Health Care REIT Incorporated	4.50	1-15-2024	140,000	145,662
Health Care REIT Incorporated	6.50	3-15-2041	140,000	176,798
Hospitality Properties Trust	4.65	3-15-2024	350,000	360,222
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	69,662
Host Hotels & Resorts Company	4.75	3-1-2023	175,000	182,668
Host Hotels & Resorts Company	6.00	10-1-2021	350,000	378,882
Kilroy Realty Corporation	3.80	1-15-2023	175,000	176,363
Kimco Realty Corporation	2.80	10-1-2026	350,000	318,440
Kimco Realty Corporation	6.88	10-1-2019	70,000	74,390
Liberty Property LP	4.40	2-15-2024	109,000	113,718
Liberty Property LP	4.75	10-1-2020	175,000	182,436
Mid-America Apartments LP	4.30	10-15-2023	35,000	36,274
National Retail Properties Incorporated	3.30	4-15-2023	70,000	69,201
National Retail Properties Incorporated	3.80	10-15-2022	70,000	71,198
Realty Income Corporation	3.88	7-15-2024	350,000	354,881
Realty Income Corporation	4.65	8-1-2023	210,000	221,529
Simon Property Group LP	3.30	1-15-2026	410,000	398,783
Simon Property Group LP	3.38	3-15-2022	350,000	353,939

The accompanying notes are an integral part of these financial statements.

262	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
Simon Property Group LP	3.75%	2-1-2024	$175,000	$178,427
Simon Property Group LP	4.13	12-1-2021	210,000	217,619
Simon Property Group LP	4.38	3-1-2021	350,000	363,439
Simon Property Group LP	4.75	3-15-2042	175,000	186,735
Simon Property Group LP	6.75	2-1-2040	245,000	327,020
UDR Incorporated	3.70	10-1-2020	175,000	178,247
UDR Incorporated	4.63	1-10-2022	70,000	73,139
Ventas Realty LP	3.85	4-1-2027	800,000	786,884
Ventas Realty LP	4.25	3-1-2022	700,000	721,154
Ventas Realty LP	4.75	6-1-2021	105,000	109,640
Ventas Realty LP	5.70	9-30-2043	175,000	203,123
VEREIT Operating Partnership LP	4.13	6-1-2021	80,000	81,983
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	100,539
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	121,249
Welltower Incorporated	5.25	1-15-2022	70,000	74,670
Weyerhaeuser Company	4.63	9-15-2023	210,000	222,599
Weyerhaeuser Company	7.38	10-1-2019	70,000	74,981
Weyerhaeuser Company	7.38	3-15-2032	200,000	263,137
WP Carey Incorporated	4.60	4-1-2024	350,000	362,214

				19,210,919

Telecommunication Services: 0.88%

Diversified Telecommunication Services: 0.81%
AT&T Incorporated	3.00	2-15-2022	200,000	197,625
AT&T Incorporated	3.90	3-11-2024	350,000	352,989
AT&T Incorporated	4.30	12-15-2042	350,000	318,748
AT&T Incorporated	4.50	5-15-2035	230,000	222,308
AT&T Incorporated	5.00	3-1-2021	200,000	210,436
AT&T Incorporated	5.15	3-15-2042	350,000	353,800
AT&T Incorporated	6.00	8-15-2040	280,000	310,896
Verizon Communications Incorporated	3.85	11-1-2042	260,000	226,588
Verizon Communications Incorporated	4.67	3-15-2055	655,000	611,733
Verizon Communications Incorporated	4.75	11-1-2041	350,000	348,409
Verizon Communications Incorporated	4.86	8-21-2046	581,000	576,059

				3,729,591

Wireless Telecommunication Services: 0.07%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	352,647

Utilities: 6.74%

Electric Utilities: 4.93%
Alabama Power Company	3.55	12-1-2023	175,000	177,315
Alabama Power Company	3.85	12-1-2042	140,000	137,586
Alabama Power Company	4.15	8-15-2044	105,000	107,975
American Electric Power Company Incorporated	2.95	12-15-2022	740,000	730,848
Appalachian Power Company	3.40	6-1-2025	175,000	173,450
Appalachian Power Company	4.45	6-1-2045	175,000	183,379
Appalachian Power Company	7.00	4-1-2038	70,000	95,747
Arizona Public Service Company	3.15	5-15-2025	105,000	102,826

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	263

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Arizona Public Service Company	4.50%	4-1-2042	$70,000	$75,096
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	46,017
Carolina Power & Light Company	2.80	5-15-2022	175,000	173,803
CenterPoint Energy Houston	2.25	8-1-2022	210,000	201,959
CenterPoint Energy Houston	3.55	8-1-2042	175,000	165,816
CenterPoint Energy Houston	4.50	4-1-2044	175,000	191,241
Commonwealth Edison Company	3.80	10-1-2042	70,000	68,539
Commonwealth Edison Company	4.70	1-15-2044	175,000	197,535
Commonwealth Edison Company	5.90	3-15-2036	175,000	218,120
Connecticut Light & Power Company	4.15	6-1-2045	87,000	89,826
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	350,000	373,673
Consolidated Edison Company of New York Incorporated	6.20	6-15-2036	200,000	254,798
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	226,762
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	210,000	288,728
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	175,000	179,228
Consolidated Edison Company of New York Incorporated Series C	4.30	12-1-2056	245,000	251,468
DTE Electric Company	3.65	3-15-2024	105,000	108,082
Duke Energy Carolinas LLC	3.70	12-1-2047	200,000	190,255
Duke Energy Carolinas LLC	4.30	6-15-2020	50,000	51,704
Duke Energy Corporation	3.05	8-15-2022	70,000	69,439
Duke Energy Corporation	3.95	10-15-2023	140,000	143,607
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	68,879
Duke Energy Indiana Incorporated	3.75	5-15-2046	175,000	166,612
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	118,834
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	60,163
Duke Energy Progress Incorporated	3.00	9-15-2021	175,000	175,721
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	106,719
Duke Energy Progress Incorporated	4.15	12-1-2044	175,000	179,180
Duke Energy Progress Incorporated	4.38	3-30-2044	175,000	185,798
Emera US Finance LP	3.55	6-15-2026	200,000	192,542
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	178,823
Entergy Corporation	5.13	9-15-2020	175,000	183,288
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	94,944
Entergy Louisiana LLC	5.40	11-1-2024	175,000	193,823
Exelon Corporation	4.95	6-15-2035	140,000	153,175
Exelon Corporation	5.10	6-15-2045	280,000	313,006
Exelon Generation Company LLC	4.25	6-15-2022	157,000	162,132
FirstEnergy Corporation	4.25	3-15-2023	168,000	172,909
Florida Power & Light Company	3.25	6-1-2024	350,000	351,927
Florida Power & Light Company	4.05	6-1-2042	175,000	181,003
Florida Power & Light Company	5.25	2-1-2041	140,000	167,820
Florida Power & Light Company	5.95	2-1-2038	224,000	286,663
Florida Power & Light Company	5.96	4-1-2039	175,000	224,982
Florida Power Corporation	5.65	4-1-2040	87,000	108,227
Georgia Power Company	4.30	3-15-2042	175,000	178,460
Georgia Power Company	4.30	3-15-2043	245,000	246,773
Georgia Power Company	5.40	6-1-2040	175,000	203,517
Georgia Power Company	5.95	2-1-2039	175,000	213,947
Great Plains Energy Incorporated	4.85	6-1-2021	35,000	36,511
Interstate Power & Light Company	6.25	7-15-2039	21,000	26,840

The accompanying notes are an integral part of these financial statements.

264	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Kansas City Power & Light Company	3.15%	3-15-2023	$140,000	$138,865
Kansas City Power & Light Company	7.15	4-1-2019	140,000	146,411
Kentucky Utilities Company	3.25	11-1-2020	175,000	175,768
LG&E & KU Energy LLC	3.75	11-15-2020	70,000	71,253
MidAmerican Energy Holdings Company	4.80	9-15-2043	210,000	237,752
MidAmerican Energy Holdings Company	5.95	5-15-2037	210,000	262,041
MidAmerican Energy Holdings Company	6.13	4-1-2036	140,000	178,200
MidAmerican Energy Holdings Company	6.75	12-30-2031	105,000	137,352
Nevada Power Company	6.75	7-1-2037	140,000	188,390
NiSource Finance Corporation	5.65	2-1-2045	140,000	166,385
Northeast Utilities	2.80	5-1-2023	122,000	118,371
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	169,185
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	102,528
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	162,582
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	33,582
Northern States Power Company of Minnesota	6.20	7-1-2037	210,000	275,023
NSTAR Electric Company	2.38	10-15-2022	140,000	135,437
NSTAR Electric Company	5.50	3-15-2040	70,000	84,863
Oglethorpe Power Corporation	5.38	11-1-2040	210,000	234,969
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	126,700
Ohio Edison Company	6.88	7-15-2036	175,000	230,692
Ohio Power Company	5.38	10-1-2021	45,000	48,680
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	151,950
Oncor Electric Delivery Company LLC	5.25	9-30-2040	175,000	206,661
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	161,442
Oncor Electric Delivery Company LLC	7.50	9-1-2038	140,000	201,189
PacifiCorp	3.60	4-1-2024	175,000	178,903
PacifiCorp	4.10	2-1-2042	70,000	71,255
PacifiCorp	5.75	4-1-2037	175,000	216,977
PECO Energy Company	4.15	10-1-2044	245,000	254,073
Potomac Electric Power Company	3.60	3-15-2024	175,000	178,695
Potomac Electric Power Company	6.50	11-15-2037	140,000	186,033
PPL Capital Funding Incorporated	3.95	3-15-2024	175,000	178,684
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	145,298
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	91,826
PPL Electric Utilities	4.75	7-15-2043	105,000	118,368
PPL Electric Utilities	6.25	5-15-2039	31,000	40,473
Progress Energy Incorporated	4.10	5-15-2042	175,000	178,614
PSEG Power LLC	5.13	4-15-2020	196,000	204,739
PSEG Power LLC	8.63	4-15-2031	75,000	97,625
Public Service Company of Colorado	2.25	9-15-2022	70,000	67,535
Public Service Company of Colorado	3.20	11-15-2020	210,000	212,426
Public Service Company of Colorado	3.60	9-15-2042	140,000	133,856
Public Service Company of Colorado	4.30	3-15-2044	175,000	183,974
Public Service Company of Colorado	5.13	6-1-2019	145,000	149,451
Public Service Company of New Hampshire	3.50	11-1-2023	210,000	213,363
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	135,034
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	168,545
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	137,303
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	70,407

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	265

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Public Service Electric & Gas Company	5.80%	5-1-2037	$70,000	$86,257
South Carolina Electric & Gas Company	5.10	6-1-2065	500,000	525,680
Southern California Edison Company	3.88	6-1-2021	449,000	462,084
Southern California Edison Company	3.90	3-15-2043	105,000	103,685
Southern California Edison Company	4.05	3-15-2042	350,000	353,678
Southern California Edison Company	5.35	7-15-2035	126,000	147,622
Southern California Edison Company	5.50	3-15-2040	140,000	170,869
Southern California Edison Company	6.00	1-15-2034	70,000	86,351
Southern Company	2.75	6-15-2020	175,000	173,706
Southern Company	2.95	7-1-2023	200,000	194,160
Southwestern Electric Power Company	6.20	3-15-2040	35,000	44,384
TXU Electric Delivery Company	7.25	1-15-2033	52,000	71,439
Union Electric Company	3.90	9-15-2042	175,000	174,155
Union Electric Company	8.45	3-15-2039	56,000	87,676
Virginia Electric & Power Company	3.10	5-15-2025	70,000	68,284
Virginia Electric & Power Company	3.45	2-15-2024	105,000	105,850
Virginia Electric & Power Company	4.00	1-15-2043	227,000	225,117
Virginia Electric & Power Company	4.00	11-15-2046	270,000	268,349
Virginia Electric & Power Company	4.20	5-15-2045	105,000	107,345
Virginia Electric & Power Company	4.45	2-15-2044	105,000	111,082
Virginia Electric & Power Company	5.00	6-30-2019	140,000	144,235
Virginia Electric & Power Company	6.00	1-15-2036	70,000	86,608
Westar Energy Incorporated	4.10	4-1-2043	210,000	213,861
Westar Energy Incorporated	4.13	3-1-2042	350,000	356,086
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	81,457
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	127,413
Wisconsin Power & Light Company	6.38	8-15-2037	175,000	228,495

				22,773,696

Gas Utilities: 0.29%
Atmos Energy Corporation	4.13	10-15-2044	245,000	249,738
Atmos Energy Corporation	4.15	1-15-2043	113,000	116,679
Atmos Energy Corporation	5.50	6-15-2041	42,000	50,405
Atmos Energy Corporation	8.50	3-15-2019	175,000	185,460
CenterPoint Energy Resources Corporation	4.50	1-15-2021	45,000	46,556
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	93,981
National Fuel Gas Company	3.75	3-1-2023	218,000	216,578
One Gas Incorporated	3.61	2-1-2024	70,000	70,949
One Gas Incorporated	4.66	2-1-2044	35,000	38,277
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	38,050
Southern California Gas Company	3.75	9-15-2042	140,000	136,790
Southern California Gas Company	5.13	11-15-2040	70,000	81,864

				1,325,327

Independent Power & Renewable Electricity Producers: 0.02%
Constellation Energy Group Incorporated	5.15	12-1-2020	70,000	73,308

The accompanying notes are an integral part of these financial statements.

266	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities: 1.46%
Berkshire Hathaway Energy	5.15%	11-15-2043	$280,000	$323,900
Black Hills Corporation	4.25	11-30-2023	210,000	215,847
CMS Energy Corporation	5.05	3-15-2022	245,000	259,699
Consumers Energy Company	3.95	5-15-2043	140,000	141,139
Consumers Energy Company	6.70	9-15-2019	100,000	105,868
Dominion Resources Incorporated	2.50	12-1-2019	132,000	130,913
Dominion Resources Incorporated	2.75	9-15-2022	210,000	203,201
Dominion Resources Incorporated	3.63	12-1-2024	210,000	209,807
Dominion Resources Incorporated	4.05	9-15-2042	175,000	167,080
Dominion Resources Incorporated	4.45	3-15-2021	70,000	72,431
Dominion Resources Incorporated	4.70	12-1-2044	175,000	183,637
Dominion Resources Incorporated	4.90	8-1-2041	42,000	45,062
Dominion Resources Incorporated	5.95	6-15-2035	157,000	188,317
DTE Energy Company	2.40	12-1-2019	210,000	208,431
DTE Energy Company	3.30	6-15-2022	70,000	69,752
DTE Energy Company	3.85	12-1-2023	170,000	173,647
Eversource Energy	4.50	11-15-2019	70,000	72,005
Pacific Gas & Electric Company	2.45	8-15-2022	175,000	168,221
Pacific Gas & Electric Company	2.95	3-1-2026	350,000	325,801
Pacific Gas & Electric Company	3.40	8-15-2024	205,000	200,821
Pacific Gas & Electric Company	3.50	6-15-2025	105,000	102,476
Pacific Gas & Electric Company	3.75	8-15-2042	140,000	123,351
Pacific Gas & Electric Company	4.30	3-15-2045	140,000	134,757
Pacific Gas & Electric Company	5.13	11-15-2043	175,000	188,864
Pacific Gas & Electric Company	5.40	1-15-2040	310,000	344,783
Pacific Gas & Electric Company	6.35	2-15-2038	70,000	85,966
Puget Energy Incorporated	3.65	5-15-2025	140,000	139,238
Puget Energy Incorporated	6.00	9-1-2021	175,000	190,529
Puget Sound Energy Incorporated	5.80	3-15-2040	35,000	44,095
Puget Sound Energy Incorporated	6.27	3-15-2037	231,000	295,924
San Diego Gas & Electric Company	3.00	8-15-2021	300,000	301,572
San Diego Gas & Electric Company	6.00	6-1-2039	371,000	477,058
Sempra Energy	2.88	10-1-2022	140,000	137,613
Sempra Energy	3.25	6-15-2027	300,000	286,655
WEC Energy Group Incorporated	2.45	6-15-2020	105,000	104,337
WEC Energy Group Incorporated	3.55	6-15-2025	140,000	140,091
Xcel Energy Incorporated	4.70	5-15-2020	175,000	180,347

				6,743,235

Water Utilities: 0.04%
American Water Capital Corporation	3.40	3-1-2025	210,000	209,542

Total Corporate Bonds and Notes (Cost $365,634,399)				369,448,951

Yankee Corporate Bonds and Notes: 19.06%

Consumer Discretionary: 0.17%

Auto Components: 0.04%
Magna International Incorporated	4.15	10-1-2025	175,000	179,923

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	267

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media: 0.13%
WPP Finance 2010	3.63%	9-7-2022	$245,000	$247,270
WPP Finance 2010	3.75	9-19-2024	200,000	200,066
WPP Finance 2010	5.63	11-15-2043	140,000	155,004

				602,340

Consumer Staples: 0.22%

Beverages: 0.22%
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	307,401
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	206,864
Diageo Capital plc	2.63	4-29-2023	210,000	203,837
Diageo Capital plc	3.88	4-29-2043	161,000	160,885
Diageo Capital plc	5.88	9-30-2036	122,000	153,688

				1,032,675

Energy: 1.98%

Oil, Gas & Consumable Fuels: 1.98%
BP Capital Markets plc	2.24	5-10-2019	280,000	278,897
BP Capital Markets plc	3.25	5-6-2022	525,000	527,788
BP Capital Markets plc	3.81	2-10-2024	350,000	358,566
BP Capital Markets plc	4.50	10-1-2020	350,000	363,606
BP Capital Markets plc	4.75	3-10-2019	315,000	322,150
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	208,895
Canadian Natural Resources Limited	6.25	3-15-2038	1,150,000	1,386,134
Canadian National Resources Limited	6.75	2-1-2039	110,000	138,065
Cenovus Energy Incorporated	3.00	8-15-2022	145,000	140,585
Cenovus Energy Incorporated	4.25	4-15-2027	800,000	781,799
Cenovus Energy Incorporated	4.45	9-15-2042	320,000	284,426
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	207,556
Cenovus Energy Incorporated	6.75	11-15-2039	240,000	275,203
Husky Energy Incorporated	4.00	4-15-2024	350,000	354,731
Husky Energy Incorporated	6.80	9-15-2037	70,000	88,115
Petro-Canada	5.95	5-15-2035	140,000	169,174
Suncor Energy Incorporated	5.95	12-1-2034	52,000	63,004
Total Capital Canada Limited	2.75	7-15-2023	245,000	240,050
Total Capital International SA	2.70	1-25-2023	385,000	376,851
Total Capital International SA	2.88	2-17-2022	175,000	173,700
Total Capital International SA	3.75	4-10-2024	350,000	359,483
Total Capital SA	4.13	1-28-2021	70,000	72,455
Total Capital SA	4.45	6-24-2020	350,000	363,207
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	179,193
TransCanada PipeLines Limited	3.80	10-1-2020	210,000	214,874
TransCanada PipeLines Limited	5.00	10-16-2043	350,000	386,714
TransCanada PipeLines Limited	5.60	3-31-2034	70,000	80,642
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	259,886
TransCanada PipeLines Limited	7.63	1-15-2039	350,000	497,515

				9,153,264

The accompanying notes are an integral part of these financial statements.

268	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 11.66%

Banks: 9.64%
Australia & New Zealand Banking Group Limited	2.25%	6-13-2019	$700,000	$696,101
Australia & New Zealand Banking Group Limited	2.70	11-16-2020	1,100,000	1,091,682
Bancolombia SA	5.95	6-3-2021	200,000	214,250
Bank of Montreal	1.50	7-18-2019	800,000	786,984
Bank of Montreal	1.75	9-11-2019	300,000	296,037
Bank of Montreal	1.90	8-27-2021	470,000	451,894
Bank of Montreal	2.55	11-6-2022	700,000	679,658
Bank of Nova Scotia	2.45	9-19-2022	1,200,000	1,161,148
Bank of Nova Scotia	2.80	7-21-2021	900,000	894,167
Bank of Nova Scotia	4.38	1-13-2021	350,000	364,275
Barclays plc	2.75	11-8-2019	2,000	1,988
Barclays plc	2.88	6-8-2020	300,000	297,219
Barclays plc	3.25	1-12-2021	500,000	496,488
Barclays plc	4.38	1-12-2026	800,000	800,845
Barclays plc	5.25	8-17-2045	500,000	536,228
BNP Paribas	3.25	3-3-2023	300,000	298,747
BNP Paribas	4.25	10-15-2024	400,000	410,141
BNP Paribas	5.00	1-15-2021	1,105,000	1,161,464
BPCE SA	2.75	12-2-2021	330,000	323,060
BPCE SA	4.00	4-15-2024	500,000	510,092
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	757,995
Credit Suisse Group Funding Limited	3.45	4-16-2021	250,000	250,681
Credit Suisse Group Funding Limited	3.75	3-26-2025	700,000	691,026
Credit Suisse Group Funding Limited	4.55	4-17-2026	750,000	777,621
Credit Suisse Group Funding Limited	4.88	5-15-2045	500,000	528,678
Deutsche Bank AG	3.13	1-13-2021	350,000	346,958
HSBC Holdings plc	3.90	5-25-2026	700,000	700,599
HSBC Holdings plc	4.00	3-30-2022	200,000	204,954
HSBC Holdings plc (3 Month LIBOR +1.55%) ±	4.04	3-13-2028	500,000	501,995
HSBC Holdings plc	4.88	1-14-2022	175,000	184,411
HSBC Holdings plc	6.10	1-14-2042	280,000	361,065
HSBC Holdings plc	6.50	5-2-2036	200,000	246,300
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	533,203
Lloyds Banking Group plc (3 Month LIBOR +1.21%) ±	3.57	11-7-2028	800,000	759,112
Lloyds Banking Group plc	4.50	11-4-2024	1,200,000	1,218,362
Lloyds Banking Group plc	4.58	12-10-2025	250,000	252,992
Lloyds Banking Group plc	5.30	12-1-2045	300,000	328,250
Mitsubishi UFJ Financial Group Incorporated	2.19	9-13-2021	1,300,000	1,259,575
Mitsubishi UFJ Financial Group Incorporated	2.76	9-13-2026	560,000	518,070
Mitsubishi UFJ Financial Group Incorporated	2.95	3-1-2021	612,000	610,452
Mitsubishi UFJ Financial Group Incorporated	3.85	3-1-2026	525,000	528,628
Mizuho Financial Group	2.95	2-28-2022	750,000	736,873
Mizuho Financial Group	3.17	9-11-2027	1,600,000	1,514,736
National Australia Bank Limited	2.50	7-12-2026	1,050,000	962,395
National Australia Bank Limited	3.00	1-20-2023	350,000	344,535
NIBC Bank NV	4.88	11-19-2019	560,000	579,231
Rabobank Nederland NV	3.88	2-8-2022	750,000	766,669
Rabobank Nederland NV	4.50	1-11-2021	350,000	364,011

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	269

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Rabobank Nederland NV	5.75%	12-1-2043	$250,000	$296,830
Royal Bank of Canada	2.15	3-15-2019	350,000	348,689
Royal Bank of Canada	2.15	3-6-2020	300,000	296,351
Royal Bank of Canada	2.50	1-19-2021	350,000	346,423
Royal Bank of Canada	4.65	1-27-2026	700,000	726,198
Royal Bank of Scotland Group plc	3.88	9-12-2023	1,200,000	1,193,665
Royal Bank of Scotland Group plc	4.80	4-5-2026	1,300,000	1,346,608
Santander UK plc	2.35	9-10-2019	240,000	238,640
Santander UK plc	2.50	3-14-2019	1,300,000	1,298,505
Santander UK plc	4.00	3-13-2024	525,000	535,549
Skandinaviska Enskilda	2.63	3-15-2021	500,000	493,346
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	750,000	744,962
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	256,473
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	616,963
Sumitomo Mitsui Financial Group	3.78	3-9-2026	700,000	700,263
Svenska Handelsbanken AB	1.88	9-7-2021	500,000	478,156
Svenska Handelsbanken AB	2.25	6-17-2019	250,000	248,592
Svenska Handelsbanken AB	2.45	3-30-2021	1,750,000	1,715,922
Toronto Dominion Bank	1.80	7-13-2021	1,000,000	962,099
Toronto Dominion Bank	2.13	7-2-2019	350,000	347,912
Toronto Dominion Bank	2.50	12-14-2020	560,000	554,777
Toronto Dominion Bank (5 Year USD Swap +2.21%) ±	3.63	9-15-2031	525,000	505,109
Westpac Banking Corporation	2.10	5-13-2021	350,000	340,194
Westpac Banking Corporation	2.15	3-6-2020	290,000	286,239
Westpac Banking Corporation	2.30	5-26-2020	700,000	690,818
Westpac Banking Corporation	2.85	5-13-2026	700,000	658,356

				44,529,484

Capital Markets: 0.53%
Deutsche Bank AG	3.70	5-30-2024	1,500,000	1,462,445
Invesco Finance plc	4.00	1-30-2024	175,000	180,435
Invesco Finance plc	5.38	11-30-2043	175,000	203,147
Nomura Holdings Incorporated	2.75	3-19-2019	350,000	350,076
Nomura Holdings Incorporated	6.70	3-4-2020	249,000	266,949

				2,463,052

Diversified Financial Services: 1.34%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	159,332
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	208,159
BHP Billiton Finance USA Limited	5.00	9-30-2043	350,000	403,104
Burlington Resources Finance Company	7.20	8-15-2031	350,000	458,445
ConocoPhillips Canada Funding Company	5.95	10-15-2036	210,000	259,810
GE Capital International Funding Company	2.34	11-15-2020	1,200,000	1,173,913
GE Capital International Funding Company	3.37	11-15-2025	550,000	528,653
Shell International Finance BV	2.25	1-6-2023	175,000	167,610
Shell International Finance BV	2.38	8-21-2022	175,000	170,270
Shell International Finance BV	2.88	5-10-2026	230,000	220,337
Shell International Finance BV	3.25	5-11-2025	350,000	345,670
Shell International Finance BV	3.40	8-12-2023	175,000	176,681

The accompanying notes are an integral part of these financial statements.

270	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Shell International Finance BV	3.63%	8-21-2042	$175,000	$163,471
Shell International Finance BV	4.13	5-11-2035	350,000	361,012
Shell International Finance BV	4.38	3-25-2020	350,000	361,677
Shell International Finance BV	6.38	12-15-2038	245,000	323,606
UBS AG	2.35	3-26-2020	500,000	494,428
UBS AG	2.38	8-14-2019	225,000	223,637

				6,199,815

Insurance: 0.15%
Aon plc	4.00	11-27-2023	105,000	107,871
Aon plc	4.60	6-14-2044	420,000	434,127
XLIT Limited	5.25	12-15-2043	140,000	154,057

				696,055

Health Care: 1.00%

Health Care Equipment & Supplies: 0.08%
Covidien International Finance SA	6.55	10-15-2037	280,000	368,312

Pharmaceuticals: 0.92%
Actavis Funding SCS	3.85	6-15-2024	350,000	349,678
Actavis Funding SCS	4.85	6-15-2044	350,000	352,437
Allergan Funding Company	2.45	6-15-2019	310,000	308,685
AstraZeneca plc	1.95	9-18-2019	200,000	197,808
AstraZeneca plc	2.38	11-16-2020	350,000	345,317
AstraZeneca plc	3.38	11-16-2025	500,000	492,003
AstraZeneca plc	4.00	9-18-2042	385,000	369,174
AstraZeneca plc	4.38	11-16-2045	200,000	201,610
AstraZeneca plc	6.45	9-15-2037	180,000	230,464
Mylan NV	3.95	6-15-2026	700,000	677,062
Shire plc ADR	1.90	9-23-2019	190,000	187,061
Shire plc ADR	3.20	9-23-2026	560,000	520,859

				4,232,158

Industrials: 0.78%

Aerospace & Defense: 0.07%
Embraer Netherlands Finance BV	5.05	6-15-2025	290,000	300,730

Industrial Conglomerates: 0.20%
Koninklijke Philips Electronics NV	3.75	3-15-2022	350,000	355,964
Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	228,595
Tyco Electronics Group SA	7.13	10-1-2037	245,000	337,790

				922,349

Road & Rail: 0.25%
Canadian National Railway Company	4.45	3-15-2023	140,000	146,458
Canadian National Railway Company	7.25	5-15-2019	45,000	47,371
Canadian Pacific Railway Company	5.55	3-1-2019	304,000	313,411
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	56,244

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	271

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Canadian Pacific Railway Company	6.13%	9-15-2115	$350,000	$429,670
Canadian Pacific Railway Company	6.20	6-1-2036	140,000	180,644

				1,173,798

Trading Companies & Distributors: 0.26%
AerCap Ireland Capital Limited	3.95	2-1-2022	520,000	525,208
AerCap Ireland Capital Limited	4.63	10-30-2020	665,000	687,090

				1,212,298

Information Technology: 0.51%

Internet Software & Services: 0.44%
Alibaba Group Holding Company	3.13	11-28-2021	250,000	250,127
Alibaba Group Holding Limited	3.40	12-6-2027	1,100,000	1,049,732
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	199,647
Baidu Incorporated	2.75	6-9-2019	525,000	523,504

				2,023,010

Technology Hardware, Storage & Peripherals: 0.07%
Seagate HDD	4.75	1-1-2025	350,000	339,500

Materials: 0.98%

Chemicals: 0.57%
Agrium Incorporated	3.50	6-1-2023	210,000	210,569
Agrium Incorporated	4.90	6-1-2043	140,000	146,799
Agrium Incorporated	6.13	1-15-2041	115,000	138,729
LYB International Finance BV	4.00	7-15-2023	500,000	510,987
LyondellBasell Industries NV	4.63	2-26-2055	350,000	343,495
LyondellBasell Industries NV	5.00	4-15-2019	400,000	407,772
LyondellBasell Industries NV	5.75	4-15-2024	250,000	276,204
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	178,000	184,209
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	140,000	160,869
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	157,000	184,083
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	45,000	46,867

				2,610,583

Metals & Mining: 0.41%
Goldcorp Incorporated	3.70	3-15-2023	210,000	211,401
Rio Tinto Finance (USA) Limited	2.88	8-21-2022	8,000	7,917
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	175,000	178,964
Vale Overseas Limited	4.38	1-11-2022	140,000	143,430
Vale Overseas Limited	4.63	9-15-2020	210,000	217,298
Vale Overseas Limited	6.88	11-21-2036	382,000	459,355
Vale Overseas Limited	6.88	11-10-2039	91,000	109,883
Vale SA	5.63	9-11-2042	525,000	564,375

				1,892,623

The accompanying notes are an integral part of these financial statements.

272	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 1.76%

Diversified Telecommunication Services: 0.97%
British Telecommunications plc	9.13%	12-15-2030	$200,000	$291,205
Deutsche Telekom International Finance BV	6.00	7-8-2019	350,000	365,478
France Telecom SA	5.38	7-8-2019	420,000	434,298
France Telecom SA	5.38	1-13-2042	350,000	403,205
Orange SA	9.00	3-1-2031	1,027,000	1,514,905
Telefonica Emisiones SAU	4.57	4-27-2023	500,000	529,151
Telefonica Emisiones SAU	5.21	3-8-2047	500,000	525,543
Telefonica Europe BV	8.25	9-15-2030	294,000	402,061

				4,465,846

Wireless Telecommunication Services: 0.79%
America Movil SAB de CV	3.13	7-16-2022	220,000	217,840
America Movil SAB de CV	4.38	7-16-2042	250,000	251,809
America Movil SAB de CV	5.00	3-30-2020	700,000	727,078
America Movil SAB de CV	6.13	11-15-2037	70,000	83,427
America Movil SAB de CV	6.38	3-1-2035	395,000	477,953
Rogers Communications Incorporated	3.00	3-15-2023	140,000	136,296
Rogers Communications Incorporated	4.50	3-15-2043	140,000	141,886
Vodafone Group plc	2.50	9-26-2022	350,000	339,315
Vodafone Group plc	2.95	2-19-2023	190,000	186,326
Vodafone Group plc	4.38	2-19-2043	350,000	335,326
Vodafone Group plc	5.45	6-10-2019	280,000	289,422
Vodafone Group plc	6.25	11-30-2032	210,000	247,627
Vodafone Group plc	7.88	2-15-2030	175,000	229,605

				3,663,910

Total Yankee Corporate Bonds and Notes (Cost $87,628,872)				88,061,725

Total investments in securities (Cost $453,322,932)	99.03%	457,510,676
Other assets and liabilities, net	0.97	4,485,625

Total net assets	100.00%	$461,996,301

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class *	0	170,712,305	170,712,305	0	$0	$0	$33,520

*	No longer held at the end of the period.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	273

STRATEGIC RETIREMENT BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 2.10%
FHLMC	1.38%	3-18-2019	$665,000	$660,019
FHLMC	1.50	1-17-2020	430,000	423,894
FHLMC	2.13	6-9-2023	35,000	33,920
FHLMC	2.75	12-13-2024	135,000	133,677
FHLMC	3.25	6-9-2023	50,000	51,211
FNMA (3 Month LIBOR +0.00%) ±	1.38	5-1-2020	330,000	326,474
FNMA	1.38	10-7-2021	45,000	43,182
FNMA	1.50	6-22-2020	33,000	32,403
FNMA	1.50	11-30-2020	110,000	107,340
FNMA	1.88	9-24-2026	95,000	86,594
FNMA	2.13	4-24-2026	698,000	654,345
FNMA	2.63	9-6-2024	100,000	98,371

Total Agency Securities (Cost $2,671,095)				2,651,430

U.S. Treasury Securities: 97.95%
TIPS	0.13	4-15-2019	3,203,641	3,205,977
TIPS	0.13	4-15-2020	5,128,901	5,112,219
TIPS	0.13	4-15-2021	2,382,012	2,360,146
TIPS	0.13	1-15-2022	4,177,159	4,125,962
TIPS	0.13	4-15-2022	373,045	367,164
TIPS	0.13	7-15-2022	4,302,097	4,252,346
TIPS	0.13	1-15-2023	4,020,140	3,944,197
TIPS	0.13	7-15-2024	2,391,090	2,326,210
TIPS	0.13	7-15-2026	2,516,691	2,402,735
TIPS	0.25	1-15-2025	1,072,076	1,043,061
TIPS	0.38	7-15-2023	3,400,514	3,381,640
TIPS	0.38	7-15-2025	3,123,938	3,066,272
TIPS	0.38	1-15-2027	3,092,327	2,994,221
TIPS	0.38	7-15-2027	1,723,347	1,670,029
TIPS	0.63	7-15-2021	1,240,392	1,254,553
TIPS	0.63	1-15-2024	4,280,165	4,290,330
TIPS	0.63	1-15-2026	3,683,232	3,661,957
TIPS	1.13	1-15-2021	3,584,923	3,668,978
TIPS	1.25	7-15-2020	2,226,947	2,289,867
TIPS	1.38	1-15-2020	324,911	332,620
TIPS	1.75	1-15-2028	1,370,937	1,500,148
TIPS	1.88	7-15-2019	1,121,126	1,154,919
TIPS	2.00	1-15-2026	999,891	1,099,274
TIPS	2.38	1-15-2025	1,300,023	1,451,307
TIPS	2.38	1-15-2027	1,268,924	1,447,769
U.S. Treasury Bond	6.88	8-15-2025	20,000	25,495
U.S. Treasury Note	0.50	1-15-2028	779,571	760,909
U.S. Treasury Note	0.88	4-15-2019	185,000	182,427
U.S. Treasury Note	0.88	5-15-2019	690,000	679,650
U.S. Treasury Note	0.88	6-15-2019	691,000	679,798
U.S. Treasury Note	0.88	7-31-2019	573,000	562,570
U.S. Treasury Note	1.00	6-30-2019	532,000	523,875
U.S. Treasury Note	1.00	10-15-2019	690,000	676,685
U.S. Treasury Note	1.13	5-31-2019	262,000	258,705
U.S. Treasury Note	1.13	4-30-2020	689,000	671,721

The accompanying notes are an integral part of these financial statements.

274	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

STRATEGIC RETIREMENT BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.13%	7-31-2021	$818,000	$781,222
U.S. Treasury Note	1.13	9-30-2021	820,000	780,826
U.S. Treasury Note	1.25	6-30-2019	713,000	704,505
U.S. Treasury Note	1.25	10-31-2019	569,000	559,954
U.S. Treasury Note	1.25	10-31-2021	818,000	781,414
U.S. Treasury Note	1.25	7-31-2023	753,000	698,408
U.S. Treasury Note	1.38	1-15-2020	686,000	674,933
U.S. Treasury Note	1.38	1-31-2020	538,000	529,152
U.S. Treasury Note	1.38	2-15-2020	449,000	441,265
U.S. Treasury Note	1.38	3-31-2020	275,000	269,822
U.S. Treasury Note	1.38	4-30-2020	823,000	806,701
U.S. Treasury Note	1.38	5-31-2020	99,000	96,927
U.S. Treasury Note	1.38	10-31-2020	825,000	803,730
U.S. Treasury Note	1.38	4-30-2021	814,000	787,100
U.S. Treasury Note	1.38	6-30-2023	744,000	695,843
U.S. Treasury Note	1.38	8-31-2023	750,000	699,434
U.S. Treasury Note	1.38	9-30-2023	339,000	315,747
U.S. Treasury Note	1.50	11-30-2019	400,000	394,984
U.S. Treasury Note	1.50	4-15-2020	686,000	674,638
U.S. Treasury Note	1.50	5-15-2020	347,000	340,941
U.S. Treasury Note	1.50	5-31-2020	823,000	808,083
U.S. Treasury Note	1.50	8-15-2026	1,192,000	1,069,820
U.S. Treasury Note	1.63	8-31-2019	819,000	812,026
U.S. Treasury Note	1.63	3-15-2020	684,000	674,916
U.S. Treasury Note	1.63	6-30-2020	822,000	808,643
U.S. Treasury Note	1.63	7-31-2020	819,000	805,211
U.S. Treasury Note	1.63	8-15-2022	365,000	349,987
U.S. Treasury Note	1.63	4-30-2023	743,000	705,531
U.S. Treasury Note	1.63	5-31-2023	20,000	18,971
U.S. Treasury Note	1.63	10-31-2023	516,000	486,733
U.S. Treasury Note	1.63	2-15-2026	1,148,000	1,048,088
U.S. Treasury Note	1.63	5-15-2026	1,174,000	1,068,340
U.S. Treasury Note	1.75	9-30-2019	275,000	273,023
U.S. Treasury Note	1.75	10-31-2020	733,000	720,974
U.S. Treasury Note	1.75	2-28-2022	748,000	724,713
U.S. Treasury Note	1.75	3-31-2022	549,000	531,479
U.S. Treasury Note	1.75	5-31-2022	812,000	784,278
U.S. Treasury Note	1.75	6-30-2022	990,000	955,311
U.S. Treasury Note	1.75	1-31-2023	10,000	9,588
U.S. Treasury Note	1.75	5-15-2023	990,000	945,450
U.S. Treasury Note	1.88	6-30-2020	586,000	579,751
U.S. Treasury Note	1.88	2-28-2022	980,000	953,969
U.S. Treasury Note	1.88	4-30-2022	805,000	782,108
U.S. Treasury Note	1.88	8-31-2022	742,000	718,784
U.S. Treasury Note	1.88	8-31-2024	160,000	151,531
U.S. Treasury Note	2.00	1-31-2020	625,000	621,973
U.S. Treasury Note	2.00	7-31-2020	434,000	430,457
U.S. Treasury Note	2.00	9-30-2020	636,000	630,038
U.S. Treasury Note	2.00	11-30-2020	674,000	666,918
U.S. Treasury Note	2.00	5-31-2021	724,000	713,310

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	275

STRATEGIC RETIREMENT BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.00%	10-31-2021	$744,000	$729,963
U.S. Treasury Note	2.00	2-15-2022	10,000	9,793
U.S. Treasury Note	2.00	11-30-2022	1,270,000	1,233,934
U.S. Treasury Note	2.00	2-15-2023	285,000	276,383
U.S. Treasury Note	2.00	4-30-2024	10,000	9,571
U.S. Treasury Note	2.00	5-31-2024	739,000	706,698
U.S. Treasury Note	2.00	6-30-2024	185,000	176,776
U.S. Treasury Note	2.00	2-15-2025	907,000	860,623
U.S. Treasury Note	2.00	8-15-2025	1,320,000	1,246,936
U.S. Treasury Note	2.00	11-15-2026	1,295,000	1,207,790
U.S. Treasury Note	2.13	8-31-2020	705,000	700,924
U.S. Treasury Note	2.13	1-31-2021	692,000	686,242
U.S. Treasury Note	2.13	12-31-2021	744,000	732,462
U.S. Treasury Note	2.13	12-31-2022	1,265,000	1,235,203
U.S. Treasury Note	2.13	2-29-2024	733,000	707,832
U.S. Treasury Note	2.13	5-15-2025	1,310,000	1,250,999
U.S. Treasury Note	2.25	3-31-2021	693,000	688,939
U.S. Treasury Note	2.25	7-31-2021	738,000	731,773
U.S. Treasury Note	2.25	12-31-2023	482,000	469,573
U.S. Treasury Note	2.25	1-31-2024	729,000	709,579
U.S. Treasury Note	2.25	11-15-2024	1,300,000	1,256,582
U.S. Treasury Note	2.25	2-15-2027	230,000	218,500
U.S. Treasury Note	2.25	8-15-2027	110,000	104,212
U.S. Treasury Note	2.25	11-15-2027	420,000	397,409
U.S. Treasury Note	2.38	12-31-2020	668,000	667,478
U.S. Treasury Note	2.38	5-15-2027	453,000	434,491
U.S. Treasury Note	2.50	8-15-2023	559,000	553,519
U.S. Treasury Note	2.63	8-15-2020	798,000	803,019
U.S. Treasury Note	2.63	11-15-2020	275,000	276,729
U.S. Treasury Note	2.75	11-15-2023	16,000	16,031
U.S. Treasury Note	3.13	5-15-2019	530,000	536,128
U.S. Treasury Note	3.38	11-15-2019	823,000	838,624
U.S. Treasury Note	3.50	5-15-2020	759,000	778,183
U.S. Treasury Note	3.63	8-15-2019	710,000	724,366
U.S. Treasury Note	3.63	2-15-2020	906,000	929,216
U.S. Treasury Note	6.00	2-15-2026	146,000	179,215
U.S. Treasury Note	6.50	11-15-2026	30,000	38,459
U.S. Treasury Note	7.88	2-15-2021	2,000	2,312
U.S. Treasury Note	8.00	11-15-2021	421,000	502,454
U.S. Treasury Note	8.13	5-15-2021	339,000	398,100
U.S. Treasury Note	8.13	8-15-2021	340,000	403,551
U.S. Treasury Note	8.75	5-15-2020	1,000	1,140
U.S. Treasury Note	8.75	8-15-2020	76,000	87,552

Total U.S. Treasury Securities (Cost $125,633,494)				123,632,549

Total investments in securities (Cost $128,304,589)	100.05%	126,283,979
Other assets and liabilities, net	(0.05)	(59,632)

Total net assets	100.00%	$126,224,347

±	Variable rate investment. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

276	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

STRATEGIC RETIREMENT BOND PORTFOLIO

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class *	0	29,481,597	29,481,597	0	$0	$0	$4,896

*	No longer held at the end of the period.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	277

U.S. REIT PORTFOLIO

Security name	Shares	Value

Common Stocks: 99.83%

Real Estate: 99.83%

Equity REITs: 99.83%
Acadia Realty Trust	8,131	$195,794
Alexander & Baldwin Incorporated	6,712	147,597
Alexandria Real Estate Equities Incorporated	10,259	1,244,519
American Assets Trust Incorporated	3,854	122,249
American Campus Communities Incorporated	13,558	494,596
American Homes 4 Rent Class A	25,232	484,202
Apartment Investment & Management Company Class A	15,781	610,093
Apple Hospitality REIT Incorporated	20,948	355,907
Armada Hoffler Properties Incorporated	4,421	57,827
AvalonBay Communities Incorporated	13,998	2,183,968
Boston Properties Incorporated	15,433	1,834,521
Brandywine Realty Trust	17,808	278,873
Brixmor Property Group Incorporated	29,662	460,947
Camden Property Trust	9,209	734,049
CBL & Associates Properties Incorporated	16,675	77,205
Chatham Lodging Trust	4,336	78,872
Chesapeake Lodging Trust	5,886	152,212
Colony NorthStar Incorporated Class A	48,319	375,922
Columbia Property Trust Incorporated	12,153	253,147
CoreCivic Incorporated	11,861	246,590
Corporate Office Properties Trust	10,760	268,570
Cousins Properties Incorporated	42,060	350,780
CubeSmart REIT	18,202	487,996
DCT Industrial Trust Incorporated	9,439	522,449
DDR Corporation	29,775	232,245
DiamondRock Hospitality	19,817	203,719
Digital Realty Trust Incorporated	20,466	2,059,698
Douglas Emmett Incorporated	16,306	582,940
Duke Realty Corporation	36,310	899,399
Easterly Government Properties Incorporated	4,404	83,852
EastGroup Properties Incorporated	3,358	272,099
Education Realty Trust Incorporated	7,520	234,173
Empire State Realty Trust Incorporated	16,017	270,047
Equity Commonwealth †	12,201	358,953
Equity Lifestyle Properties Incorporated	8,167	691,010
Equity Residential	37,214	2,092,543
Essex Property Trust Incorporated	6,704	1,500,556
Extra Space Storage Incorporated	12,195	1,037,185
Federal Realty Investment Trust	7,190	819,229
First Industrial Realty Trust Incorporated	11,865	332,576
Forest City Realty Trust Incorporated	24,636	524,008
Gaming and Leisure Properties Incorporated	20,323	675,943
GGP Incorporated	62,264	1,318,129
Government Properties Income	8,955	122,863
HCP Incorporated	46,798	1,012,709
Healthcare Realty Trust Incorporated	12,164	322,954
Healthcare Trust of America Incorporated Class A	20,272	503,759

The accompanying notes are an integral part of these financial statements.

278	Wells Fargo Target Date Funds	Portfolio of investments—February 28, 2018

U.S. REIT PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
Hersha Hospitality Trust	4,046	$67,973
Highwoods Properties Incorporated	10,224	439,734
Hospitality Properties Trust	15,615	397,246
Host Hotels & Resorts Incorporated	73,915	1,371,862
Hudson Pacific Properties Incorporated	15,480	488,704
Independence Realty Trust Incorporated	8,115	69,140
Invitation Homes Incorporated	29,692	645,801
Iron Mountain Incorporated	26,087	820,697
JBG Smith Properties	10,919	356,505
Kilroy Realty Corporation	9,783	666,222
Kimco Realty Corporation	40,938	612,432
Kite Realty Group Trust	7,988	120,938
Lamar Advertising Company Class A	8,482	563,799
LaSalle Hotel Properties	11,453	280,942
Liberty Property Trust	14,657	575,434
Life Storage Incorporated	4,637	364,283
LTC Properties Incorporated	3,853	142,368
Mack-Cali Realty Corporation	7,970	134,613
Mid-America Apartment Communities Incorporated	11,513	988,046
National Health Investors Incorporated	3,992	258,961
National Storage Affiliates	4,924	120,786
Outfront Media Incorporated	13,846	283,981
Paramount Group Incorporated	20,799	290,146
Park Hotels & Resorts Incorporated	16,039	416,854
Pebblebrook Hotel Trust	6,869	233,615
Pennsylvania Real Estate Investment Trust	6,636	69,280
Piedmont Office Realty Trust Incorporated Class A	14,359	257,888
Preferred Apartment Communities Incorporated Series A	3,600	50,148
Prologis Incorporated	53,491	3,245,834
PS Business Parks Incorporated	1,995	221,166
Public Storage Incorporated	15,303	2,975,515
Quality Care Properties Incorporated †	8,806	109,106
Ramco-Gershenson Properties Trust	7,557	89,021
Regency Centers Corporation	14,935	867,873
Retail Opportunity Investment Corporation	10,622	182,274
Rexford Industrial Realty Incorporated	7,852	212,004
RLJ Lodging Trust	17,379	344,278
Ryman Hospitality Properties Incorporated	4,523	311,906
SBA Communications Corporation †	11,896	1,870,884
Senior Housing Properties Trust	22,192	335,987
Seritage Growth Property Class A	2,637	99,679
Simon Property Group Incorporated	31,202	4,789,819
SL Green Realty Corporation	10,258	994,205
STAG Industrial Incorporated	9,255	210,736
Summit Hotel Properties Incorporated	10,455	137,692
Sun Communities Incorporated	7,726	676,489
Sunstone Hotel Investors Incorporated	22,583	325,873
Tanger Factory Outlet Centers Incorporated	9,207	205,500
Taubman Centers Incorporated	5,872	343,277
Terreno Realty Corporation	5,333	177,642

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018	Wells Fargo Target Date Funds	279

U.S. REIT PORTFOLIO

Security name		Shares	Value

Equity REITs (continued)
The Geo Group Incorporated		12,157	$258,944
The Macerich Company		14,310	843,431
UDR Incorporated		26,911	904,748
Uniti Group Incorporated		16,346	250,911
Urban Edge Properties		10,307	222,425
Ventas Incorporated		35,476	1,714,200
Vornado Realty Trust		17,331	1,151,992
Washington Prime Group Incorporated		18,478	121,031
Washington Real Estate Investment Trust		7,765	196,299
Weingarten Realty Investors		11,613	315,061
Welltower Incorporated		36,763	1,930,056
Xenia Hotels & Resorts Incorporated		10,730	211,059

Total Common Stocks (Cost $74,494,944)			66,104,789

	Yield
Short-Term Investments: 0.51%

Investment Companies: 0.51%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29%	336,973	336,973

Total Short-Term Investments (Cost $336,973)			336,973

Total investments in securities (Cost $74,831,917)	100.34%	66,441,762
Other assets and liabilities, net	(0.34)	(228,181)

Total net assets	100.00%	$66,213,581

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	74,030,639	73,693,666	336,973	$0	$0	$8,624	$336,973	0.51%

The accompanying notes are an integral part of these financial statements.

280	Wells Fargo Target Date Funds	Statements of assets and liabilities—February 28, 2018

	Bloomberg Barclays US Aggregate ex- Corporate Portfolio	Emerging Markets Bond Portfolio

Assets
Investments in unaffiliated securities, at value (see cost below)	$1,023,487,534	$73,526,101
Investments in affiliated securities, at value (see cost below)	72,834,127	0
Cash	0	0
Segregated cash for futures contracts	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	22,539,689	1,019,779
Receivable for dividends and interest	4,459,298	1,074,608
Prepaid expenses and other assets	459	0

Total assets	1,123,321,107	75,620,488

Liabilities
Payable for investments purchased	96,714,161	405,210
Professional fees payable	68,574	51,662
Custodian and accounting fees payable	64,481	4,828
Management fee payable	36,878	13,279
Due to custodian bank	0	173,531
Payable for daily variation margin on open futures contracts	0	0
Trustees’ fees and expenses payable	0	0
Accrued expenses and other liabilities	8,086	18,298

Total liabilities	96,892,180	666,808

Total net assets	$1,026,428,927	$74,953,680

Investments in unaffiliated securities, at cost	$1,049,931,397	$75,240,902

Investments in affiliated securities, at cost	$72,834,127	$0

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2018	Wells Fargo Target Date Funds	281

Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio	Investment Grade Corporate Bond Portfolio	Strategic Retirement Bond Portfolio	U.S. REIT Portfolio

$353,348,304	$1,101,429,060	$1,861,636,202	$440,559,452	$128,070,672	$457,510,676	$126,283,979	$66,104,789
7,994,492	27,179,905	39,764,513	14,195,316	1,484,192	0	0	336,973
0	0	0	538	22,047	0	0	0
1,378,773	3,846,472	5,508,000	1,880,000	0	0	0	0
285,116	748,232	0	0	0	0	0	0
4,232	0	0	0	2,177,386	9,786,362	4,449,452	42,436
1,503,915	2,672,234	3,835,120	302,588	2,179,609	5,016,811	295,250	54,172
886	2,637,079	17,297	1,751	0	71,463	167	0

364,515,718	1,138,512,982	1,910,761,132	456,939,645	133,933,906	472,385,312	131,028,848	66,538,370

0	0	0	0	3,393,831	8,170,227	4,041,127	276,831
43,146	47,279	40,504	39,100	46,942	88,564	53,087	40,504
722,329	420,301	166,662	60,419	4,266	114,450	3,766	824
39,919	130,599	147,357	51,870	25,411	16,620	4,508	5,160
0	0	0	0	0	1,977,479	691,354	0
131,820	301,000	567,665	276,420	0	0	0	0
0	0	0	0	0	3,722	0	0
0	0	984	1,282	5,681	17,949	10,659	1,470

937,214	899,179	923,172	429,091	3,476,131	10,389,011	4,804,501	324,789

$363,578,504	$1,137,613,803	$1,909,837,960	$456,510,554	$130,457,775	$461,996,301	$126,224,347	$66,213,581

$333,409,507	$1,167,662,848	$2,076,705,367	$424,589,271	$131,031,184	$453,322,932	$128,304,589	$74,494,944

$7,994,492	$27,179,905	$39,764,513	$14,195,316	$1,484,192	$0	$0	$336,973

$285,164	$754,090	$0	$0	$0	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

282	Wells Fargo Target Date Funds	Statements of operations—year ended February 28, 2018[1]

	Bloomberg Barclays US Aggregate ex- Corporate Portfolio	Emerging Markets Bond Portfolio

Investment income
Interest	$13,859,608	$2,621,875
Income from affiliated securities	589,411	9,498
Dividends*	0	0

Total investment income	14,449,019	2,631,373

Expenses
Management fee	343,898	142,401
Custody and accounting fees	67,383	6,444
Professional fees	79,307	62,394
Shareholder report expenses	12,800	12,401
Trustees’ fees and expenses	14,502	14,502
Other fees and expenses	14,938	15,093

Total expenses	532,828	253,235
Less: Fee waivers and/or expense reimbursements	(24,133)	(6,781)

Net expenses	508,695	246,454

Net investment income	13,940,324	2,384,919

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,695,847	717,913
Futures transactions	0	0
Forward foreign currency contract transactions	0	0
Credit default swap transactions	0	0

Net realized gain (losses) on investments	2,695,847	717,913

Net change in unrealized gains (losses) on:
Unaffiliated securities	(26,443,863)	(1,714,801)
Futures transactions	0	0
Foreign currency and foreign currency translations	0	0

Net change in unrealized gains (losses) on investments	(26,443,863)	(1,714,801)

Net realized and unrealized gains (losses) on investments	(23,748,016)	(996,888)

Net increase (decrease) in net assets resulting from operations	$(9,807,692)	$1,388,031

* Net of foreign dividend withholding taxes in the amount of	$0	$0

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 28, 2018	Wells Fargo Target Date Funds	283

Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio	Investment Grade Corporate Bond Portfolio	Strategic Retirement Bond Portfolio	U.S. REIT Portfolio

$3,023	$0	$0	$8,776	$4,357,717	$12,072,174	$1,372,879	$0
60,643	188,544	304,078	102,588	21,738	33,520	4,896	8,624
4,955,596	15,326,271	26,990,600	4,504,706	0	0	0	994,006

5,019,262	15,514,815	27,294,678	4,616,070	4,379,455	12,105,694	1,377,775	1,002,630

368,001	1,192,509	1,326,743	487,752	190,905	169,970	42,572	35,204
744,644	422,470	170,960	70,332	5,922	29,185	4,970	1,968
58,012	58,012	51,237	51,237	57,675	59,949	63,819	51,237
4,201	4,201	4,201	4,499	4,799	12,800	15,000	4,499
14,502	14,502	14,502	14,502	14,502	14,502	14,502	14,502
12,240	9,240	6,930	6,929	10,780	5,004	5,005	6,929

1,201,600	1,700,934	1,574,573	635,251	284,583	291,410	145,868	114,339
(6,282)	(1,635)	(325)	(5,123)	(1,710)	(7,286)	(4,462)	(2,971)

1,195,318	1,699,299	1,574,248	630,128	282,873	284,124	141,406	111,368

3,823,944	13,815,516	25,720,430	3,985,942	4,096,582	11,821,570	1,236,369	891,262

14,970,468	124,968,400	350,858,514	13,057,486	(312,078)	7,162,910	326,544	1,952,565
904,729	4,384,317	9,932,159	1,828,858	0	(13,601)	0	0
11,601	0	0	0	0	0	0	0
0	0	0	0	2,709	0	0	0

15,886,798	129,352,717	360,790,673	14,886,344	(309,369)	7,149,309	326,544	1,952,565

19,935,290	(66,226,279)	(215,069,165)	15,970,204	(2,960,512)	4,187,744	(2,020,610)	(8,390,155)
(369,876)	(1,694,291)	(1,861,412)	(545,738)	0	0	0	0
(48)	(5,858)	0	0	0	0	0	0

19,565,366	(67,926,428)	(216,930,577)	15,424,466	(2,960,512)	4,187,744	(2,020,610)	(8,390,155)

35,452,164	61,426,289	143,860,096	30,310,810	(3,269,881)	11,337,053	(1,694,066)	(6,437,590)

$39,276,108	$75,241,805	$169,580,526	$34,296,752	$826,701	$23,158,623	$(457,697)	$(5,546,328)

$859,485	$1,077,431	$1,563	$0	$0	$0	$0	$7

The accompanying notes are an integral part of these financial statements.

284	Wells Fargo Target Date Funds	Statements of changes in net assets

Bloomberg Barclays US Aggregate ex-Corporate Portfolio
Year ended February 28, 2018[1]

Operations
Net investment income	$13,940,324
Net realized gains on investments	2,695,847
Net change in unrealized gains (losses) on investments	(26,443,863)

Net decrease in net assets resulting from operations	(9,807,692)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,487,528,060
Withdrawals	(451,291,441)

Net increase in net assets resulting from capital share transactions	1,036,236,619

Total increase in net assets	1,026,428,927

Net assets
Beginning of period	0

End of period	$1,026,428,927

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	285

Emerging Markets Bond Portfolio
Year ended February 28, 2018[1]

Operations
Net investment income	$2,384,919
Net realized gains on investments	717,913
Net change in unrealized gains (losses) on investments	(1,714,801)

Net increase in net assets resulting from operations	1,388,031

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	129,766,929
Withdrawals	(56,201,280)

Net increase in net assets resulting from capital share transactions	73,565,649

Total increase in net assets	74,953,680

Net assets
Beginning of period	0

End of period	$74,953,680

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

286	Wells Fargo Target Date Funds	Statements of changes in net assets

Factor Enhanced Emerging Markets Portfolio
Year ended February 28, 2018[1]

Operations
Net investment income	$3,823,944
Net realized gains on investments	15,886,798
Net change in unrealized gains (losses) on investments	19,565,366

Net increase in net assets resulting from operations	39,276,108

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	515,679,635
Withdrawals	(191,377,239)

Net increase in net assets resulting from capital share transactions	324,302,396

Total increase in net assets	363,578,504

Net assets
Beginning of period	0

End of period	$363,578,504

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	287

Factor Enhanced International Portfolio
Year ended February 28, 2018[1]

Operations
Net investment income	$13,815,516
Net realized gains on investments	129,352,717
Net change in unrealized gains (losses) on investments	(67,926,428)

Net increase in net assets resulting from operations	75,241,805

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,627,315,279
Withdrawals	(564,943,281)

Net increase in net assets resulting from capital share transactions	1,062,371,998

Total increase in net assets	1,137,613,803

Net assets
Beginning of period	0

End of period	$1,137,613,803

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

288	Wells Fargo Target Date Funds	Statements of changes in net assets

Factor Enhanced Large Cap Portfolio
Year ended February 28, 2018[1]

Operations
Net investment income	$25,720,430
Net realized gains on investments	360,790,673
Net change in unrealized gains (losses) on investments	(216,930,577)

Net increase in net assets resulting from operations	169,580,526

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,690,661,084
Withdrawals	(950,403,650)

Net increase in net assets resulting from capital share transactions	1,740,257,434

Total increase in net assets	1,909,837,960

Net assets
Beginning of period	0

End of period	$1,909,837,960

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	289

Factor Enhanced Small Cap Portfolio
Year ended February 28, 2018[1]

Operations
Net investment income	$3,985,942
Net realized gains on investments	14,886,344
Net change in unrealized gains (losses) on investments	15,424,466

Net increase in net assets resulting from operations	34,296,752

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	671,189,441
Withdrawals	(248,975,639)

Net increase in net assets resulting from capital share transactions	422,213,802

Total increase in net assets	456,510,554

Net assets
Beginning of period	0

End of period	$456,510,554

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

290	Wells Fargo Target Date Funds	Statements of changes in net assets

High Yield Corporate Bond Portfolio
Year ended February 28, 2018[1]

Operations
Net investment income	$4,096,582
Net realized losses on investments	(309,369)
Net change in unrealized gains (losses) on investments	(2,960,512)

Net increase in net assets resulting from operations	826,701

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	220,176,332
Withdrawals	(90,545,258)

Net increase in net assets resulting from capital share transactions	129,631,074

Total increase in net assets	130,457,775

Net assets
Beginning of period	0

End of period	$130,457,775

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	291

Investment Grade Corporate Bond Portfolio
Year ended February 28, 2018[1]

Operations
Net investment income	$11,821,570
Net realized gains on investments	7,149,309
Net change in unrealized gains (losses) on investments	4,187,744

Net increase in net assets resulting from operations	23,158,623

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	699,980,637
Withdrawals	(261,142,959)

Net increase in net assets resulting from capital share transactions	438,837,678

Total increase in net assets	461,996,301

Net assets
Beginning of period	0

End of period	$461,996,301

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

292	Wells Fargo Target Date Funds	Statements of changes in net assets

Strategic Retirement Bond Portfolio
Year ended February 28, 2018[1]

Operations
Net investment income	$1,236,369
Net realized gains on investments	326,544
Net change in unrealized gains (losses) on investments	(2,020,610)

Net decrease in net assets resulting from operations	(457,697)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	184,009,394
Withdrawals	(57,327,350)

Net increase in net assets resulting from capital share transactions	126,682,044

Total increase in net assets	126,224,347

Net assets
Beginning of period	0

End of period	$126,224,347

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	293

U.S. REIT Portfolio
Year ended February 28, 2018[1]

Operations
Net investment income	$891,262
Net realized gains on investments	1,952,565
Net change in unrealized gains (losses) on investments	(8,390,155)

Net decrease in net assets resulting from operations	(5,546,328)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	92,668,856
Withdrawals	(20,908,947)

Net increase in net assets resulting from capital share transactions	71,759,909

Total increase in net assets	66,213,581

Net assets
Beginning of period	0

End of period	$66,213,581

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

294	Wells Fargo Target Date Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Bloomberg Barclays US Aggregate ex-Corporate Portfolio
Year ended February 28, 2018[2]	2.03%	0.08%	0.07%	(1.39)%	221%

Emerging Markets Bond Portfolio
Year ended February 28, 2018[2]	4.19%	0.44%	0.43%	0.62%	174%

Factor Enhanced Emerging Markets Portfolio
Year ended February 28, 2018[2]	1.56%	0.49%	0.49%	13.43%	136%

Factor Enhanced International Portfolio
Year ended February 28, 2018[2]	1.74%	0.21%	0.21%	8.99%	106%

Factor Enhanced Large Cap Portfolio
Year ended February 28, 2018[2]	1.94%	0.12%	0.12%	11.92%	75%

Factor Enhanced Small Cap Portfolio
Year ended February 28, 2018[2]	1.23%	0.19%	0.19%	8.75%	85%

High Yield Corporate Bond Portfolio
Year ended February 28, 2018[2]	5.36%	0.37%	0.37%	0.49%	122%

Investment Grade Corporate Bond Portfolio
Year ended February 28, 2018[2]	3.48%	0.08%	0.08%	(0.12)%	61%

Strategic Retirement Bond Portfolio
Year ended February 28, 2018[2]	1.45%	0.17%	0.17%	(1.40)%	193%

U.S. REIT Portfolio
Year ended February 28, 2018[2]	2.53%	0.33%	0.32%	(8.74)%	51%

[1]	Returns for periods of less than one year are not annualized.

[2]	For the period from May 23, 2017 (commencement of class operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Target Date Funds	295

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio (“Bloomberg Barclays US Aggregate ex-Corporate Portfolio”), Wells Fargo Emerging Markets Bond Portfolio (“Emerging Markets Bond Portfolio”), Wells Fargo Factor Enhanced Emerging Markets Portfolio (“Factor Enhanced Emerging Markets Portfolio”), Wells Fargo Factor Enhanced International Portfolio (“Factor Enhanced International Portfolio”), Wells Fargo Factor Enhanced Large Cap Portfolio (“Factor Enhanced Large Cap Portfolio”), Wells Fargo Factor Enhanced Small Cap Portfolio (“Factor Enhanced Small Cap Portfolio”), Wells Fargo High Yield Corporate Bond Portfolio (“High Yield Corporate Bond Portfolio”), Wells Fargo Investment Grade Corporate Bond Portfolio (“Investment Grade Corporate Bond Portfolio”), Wells Fargo Strategic Retirement Bond Portfolio (“Strategic Retirement Bond Portfolio”), and Wells Fargo U.S. REIT Portfolio (“U.S. REIT Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio, except U.S. REIT Portfolio, is a diversified series of the Trust. U.S. REIT Portfolio is a non-diversified series of the Trust. Each Portfolio commenced operations on May 23, 2017.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the

296	Wells Fargo Target Date Funds	Notes to financial statements

Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of each Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses on unaffiliated securities.

Participation notes

Each Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

Each Portfolio may be subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements	Wells Fargo Target Date Funds	297

Futures contracts

Each Portfolio may enter into futures contracts and may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

Each Portfolio may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently

298	Wells Fargo Target Date Funds	Notes to financial statements

applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal revenue authorities.

As of February 28, 2018, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax Cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,122,072,025	$0	$(25,750,364)	$(25,750,364)
Emerging Markets Bond Portfolio	75,100,923	0	(1,574,822)	(1,574,822)
Factor Enhanced Emerging Markets Portfolio	344,037,122	19,714,837	(2,779,040)	16,935,797
Factor Enhanced International Portfolio	1,082,043,557	48,981,973	(4,110,856)	44,871,117
Factor Enhanced Large Cap Portfolio	1,667,691,758	233,927,512	(2,079,967)	231,847,545
Factor Enhanced Small Cap Portfolio	432,121,457	25,669,465	(3,581,893)	22,087,572
High Yield Corporate Bond Portfolio	132,182,428	0	(2,627,564)	(2,627,564)
Investment Grade Corporate Bond Portfolio	454,026,361	4,262,358	(778,043)	3,484,315
Strategic Retirement Bond Portfolio	128,299,986	0	(2,016,007)	(2,016,007)
U.S. REIT Portfolio	69,584,298	0	(3,142,536)	(3,142,536)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Target Date Funds	299

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of February 28, 2018:

Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$419,811,231	$0	$419,811,231

Asset-backed securities	0	7,970,614	0	7,970,614

Municipal obligations	0	9,060,952	0	9,060,952

Non-agency mortgage-backed securities	0	16,200,242	0	16,200,242

U.S. Treasury securities	506,072,114	0	0	506,072,114

Yankee corporate bonds and notes	0	10,304,936	0	10,304,936

Yankee government bonds	0	54,067,445	0	54,067,445

Short-term investments
Investment companies	72,834,127	0	0	72,834,127
Total assets	$578,906,241	$517,415,420	$0	$1,096,321,661

Emerging Markets Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Participation notes	$0	$318,840	$0	$318,840

Yankee corporate bonds and notes	0	9,983,401	0	9,983,401

Yankee government bonds	0	63,223,860	0	63,223,860
Total assets	$0	$73,526,101	$0	$73,526,101

300	Wells Fargo Target Date Funds	Notes to financial statements

Factor Enhanced Emerging Markets Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Brazil	$14,739,245	$0	$0	$14,739,245
Chile	8,934,366	1,120,775	0	10,055,141
China	1,389,115	31,185,566	0	32,574,681
Colombia	2,273,186	0	0	2,273,186
Egypt	874,698	0	0	874,698
Greece	487,244	154,026	0	641,270
Hong Kong	433,146	2,398,678	0	2,831,824
India	13,117,347	40,299,222	0	53,416,569
Indonesia	3,326,488	576,239	0	3,902,727
Malaysia	7,510,957	14,266,400	0	21,777,357
Mexico	15,916,544	0	0	15,916,544
Philippines	4,936,986	4,007,834	0	8,944,820
Poland	520,036	4,946,658	0	5,466,694
Romania	629,939	0	0	629,939
Russia	1,207,349	4,981,695	0	6,189,044
South Africa	7,500,791	9,535,162	0	17,035,953
South Korea	7,418,990	59,152,038	0	66,571,028
Taiwan	1,923,164	46,106,884	0	48,030,048
Thailand	6,249,991	13,717,915	0	19,967,906
Turkey	829,446	5,365,124	0	6,194,570
Ukraine	239,545	0	0	239,545

Preferred stocks
Brazil	13,814,786	0	0	13,814,786
Chile	186,677	186,887	0	373,564
Colombia	705,126	0	0	705,126
Russia	0	87,039	0	87,039

Rights
Brazil	0	16,143	0	16,143
Chile	0	57	0	57
India	0	0	0	0
South Korea	0	13,097	0	13,097

Warrants
Malaysia	0	16,097	0	16,097
Thailand	0	49,606	0	49,606

Short-term investments
Investment companies	7,994,492	0	0	7,994,492
Total assets	$123,159,654	$238,183,142	$0	$361,342,796
Liabilities
Future contracts	$369,876	$0	$0	$369,876
Total liabilities	$369,876	$0	$0	$369,876

Notes to financial statements	Wells Fargo Target Date Funds	301

Factor Enhanced International Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$188,063	$99,332,125	$0	$99,520,188
Austria	633,573	4,099,453	0	4,733,026
Belgium	105,311	9,023,990	0	9,129,301
Canada	101,078,424	0	0	101,078,424
China	0	3,585,809	0	3,585,809
Czech Republic	357,374	313,335	0	670,709
Denmark	2,072,870	21,541,018	0	23,613,888
Finland	0	16,084,820	0	16,084,820
France	3,511,500	89,664,773	0	93,176,273
Germany	224,684	83,702,528	0	83,927,212
Hong Kong	7,148,910	41,813,038	0	48,961,948
Ireland	3,191,022	3,624,224	0	6,815,246
Italy	0	11,472,425	0	11,472,425
Japan	2,854,808	191,675,434	0	194,530,242
Luxembourg	425,617	2,205,553	0	2,631,170
Netherlands	917,420	40,898,748	0	41,816,168
New Zealand	181,345	3,530,349	0	3,711,694
Norway	0	7,162,979	0	7,162,979
Portugal	0	2,017,803	0	2,017,803
Singapore	341,327	18,564,252	0	18,905,579
Spain	0	22,537,462	0	22,537,462
Sweden	338,522	32,784,897	0	33,123,419
Switzerland	0	100,107,505	0	100,107,505
Thailand	498,636	0	0	498,636
United Kingdom	2,597,417	162,924,567	0	165,521,984

Preferred stocks
Germany	0	6,082,037	0	6,082,037

Rights
Australia	0	13,113	0	13,113

Short-term investments
Investment companies	27,179,905	0	0	27,179,905
Total assets	$153,846,728	$974,762,237	$0	$1,128,608,965
Liabilities
Future contracts	$1,694,291	$0	$0	$1,694,291
Total assets	$1,694,291	$0	$0	$1,694,291

302	Wells Fargo Target Date Funds	Notes to financial statements

Factor Enhanced Large Cap Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$227,382,633	$0	$0	$227,382,633
Consumer staples	188,830,496	0	0	188,830,496
Energy	90,089,979	0	0	90,089,979
Financials	176,404,518	0	0	176,404,518
Health care	319,491,363	0	0	319,491,363
Industrials	245,902,724	0	0	245,902,724
Information technology	323,174,014	0	0	323,174,014
Materials	75,342,970	0	0	75,342,970
Real estate	90,257,155	0	0	90,257,155
Telecommunication	47,492,144	0	0	47,492,144
Utilities	77,268,206	0	0	77,268,206

Short-term investments
Investment companies	39,764,513	0	0	39,764,513
Total assets	$1,901,400,715	$0	$0	$1,901,400,715
Liabilities
Futures contracts	$1,861,412	$0	$0	$1,861,412
Total liabilities	$1,861,412	$0	$0	$1,861,412

Factor Enhanced Small Cap Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$76,111,860	$0	$0	$76,111,860
Consumer staples	19,920,613	0	0	19,920,613
Energy	15,978,652	0	0	15,978,652
Financials	89,101,408	0	0	89,101,408
Health care	53,574,816	0	0	53,574,816
Industrials	64,426,401	0	0	64,426,401
Information technology	57,461,456	0	0	57,461,456
Materials	20,364,591	0	0	20,364,591
Real estate	30,830,961	0	0	30,830,961
Telecommunication	4,497,252	0	0	4,497,252
Utilities	8,291,442	0	0	8,291,442

Short-term investments
Investment companies	14,195,316	0	0	14,195,316
Total assets	$454,754,768	$0	$0	$454,754,768
Liabilities
Future contracts	$545,738	$0	$0	$545,738
Total assets	$545,738	$0	$0	$545,738

Notes to financial statements	Wells Fargo Target Date Funds	303

High Yield Corporate Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$106,536,168	$0	$106,536,168

Yankee corporate bonds and notes	0	21,534,504	0	21,534,504

Short-term investments
Investment companies	1,484,192	0	0	1,484,192
Total assets	$1,484,192	$128,070,672	$0	$129,554,864

Investment Grade Corporate Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$369,448,951	$0	$369,448,951
Yankee corporate bonds and notes	0	88,061,725	0	88,061,725
Total assets	$0	$457,510,676	$0	$457,510,676

Strategic Retirement Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$2,651,430	$0	$2,651,430
U.S. Treasury securities	123,632,549	0	0	123,632,549
Total assets	$123,632,549	$2,651,430	$0	$126,283,979

U.S. REIT Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Real estate	$66,104,789	$0	$0	$66,104,789

Short-term investments
Investment companies	336,973	0	0	336,973
Total assets	$66,441,762	$0	$0	$66,441,762

Additional sector, industry or geographic detail for each Portfolio is included in the Portfolio of investments.

Futures contracts are reported at the cumulative unrealized gains or losses at measurement date. The current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines

304	Wells Fargo Target Date Funds	Notes to financial statements

and for supervising the applicable subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

Funds Management has retained the services of subadvisers to provide daily portfolio management to the Portfolios. Funds Management has engaged Wells Capital Management Incorporated (“WellsCap”), Analytic Investors, LLC and Wells Fargo Asset Management (International), LLC (formerly, First International Advisors, LLC) as subadvisers. Each subadviser is an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo. The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee		Effective rate for the period ended February 28, 2018	Subadviser	Subadvisory fee
	starting at	declining to			starting at	declining to
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.05%	0.03%	0.05%	WellsCap	0.04%	0.03%
Emerging Markets Bond Portfolio	0.25	0.21	0.25	Wells Fargo Asset Management (International), LLC	0.09	0.07
Factor Enhanced Emerging Markets Portfolio	0.15	0.11	0.15	Analytic Investors, LLC	0.08	0.05
Factor Enhanced International Portfolio	0.15	0.11	0.15	Analytic Investors, LLC	0.08	0.05
Factor Enhanced Large Cap Portfolio	0.10	0.06	0.10	Analytic Investors, LLC	0.06	0.04
Factor Enhanced Small Cap Portfolio	0.15	0.11	0.15	Analytic Investors, LLC	0.08	0.05
High Yield Corporate Bond Portfolio	0.25	0.21	0.25	WellsCap	0.09	0.07
Investment Grade Corporate Bond Portfolio	0.05	0.03	0.05	WellsCap	0.04	0.03
Strategic Retirement Bond Portfolio	0.05	0.03	0.05	WellsCap	0.04	0.03
U.S. REIT Portfolio	0.10	0.06	0.10	WellsCap	0.06	0.04

Funds Management has voluntarily waived and/or reimbursed the management fee to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Interfund transactions

The Portfolios may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolios had the following in interfund purchases and sales during the period from May 23, 2017 (commencement of operations) to February 28, 2018:

	Purchases	Sales
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$956,837,445	$0
Emerging Markets Bond Portfolio	72,331,555	0
Factor Enhanced Emerging Markets Portfolio	36,436,502	0
Factor Enhanced International Portfolio	466,458,703	0
Factor Enhanced Large Cap Portfolio	1,000,950,206	0
Factor Enhanced Small Cap Portfolio	93,156,012	0
High Yield Corporate Bond Portfolio	43,502,773	850,578
Strategic Retirement Bond Portfolio	135,115,024	0
U.S. REIT Portfolio	18,873,612	0

Notes to financial statements	Wells Fargo Target Date Funds	305

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period from May 23, 2017 (commencement of operations) to February 28, 2018 were as follows:

	Purchase at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$2,673,887,154	$155,613,218	$1,697,963,404	$46,190,284
Emerging Markets Bond Portfolio	72,064,405	116,869,910	72,090,045	40,946,663
Factor Enhanced Emerging Markets Portfolio	0	704,243,039	0	378,740,396
Factor Enhanced International Portfolio	0	2,036,871,173	0	948,310,856
Factor Enhanced Large Cap Portfolio	0	2,929,870,142	0	1,121,947,482
Factor Enhanced Small Cap Portfolio	0	758,709,769	0	311,202,421
High Yield Corporate Bond Portfolio	43,443,126	200,509,312	43,458,079	67,240,028
Investment Grade Corporate Bond Portfolio	0	237,390,421	54,737,246	234,937,659
Strategic Retirement Bond Portfolio	316,647,060	2,234,985	188,417,537	2,236,030
U.S. REIT Portfolio	0	96,531,357	0	21,086,035

6. DERIVATIVE TRANSACTIONS

During the period from May 23, 2017 (commencement of operations) to February 28, 2018, Factor Enhanced Emerging Markets Portfolio, Factor Enhanced International Portfolio, Factor Enhanced Large Cap Portfolio and Factor Enhanced Small Cap Portfolio entered into futures contracts to gain market exposure. Factor Enhanced Emerging Markets Portfolio also entered into forward foreign currency contracts for economic hedging purposes. High Yield Corporate Bond Portfolio entered into credit default swaps contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return.

The table below discloses the volume of the each Portfolio’s derivative transactions during the period from May 23, 2017 (commencement of operations) to February 28, 2018.

	Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio	Investment Grade Corporate Bond Portfolio
Futures contracts
Average notional balance on long futures	$9,800,335	$26,726,785	$43,252,666	$15,558,875	N/A	$311,258
Forward contracts
Average contract amounts to buy	290,770	N/A	N/A	N/A	N/A	N/A
Average contract amounts to sell	10,190	N/A	N/A	N/A	N/A	N/A
Credit default swaps
Average notional balance	N/A	N/A	N/A	N/A	$9,220	N/A

The fair value, realized gains or losses and change in unrealized gains or losses, on these derivative transactions are reflected in the corresponding financial statement captions.

The effect of derivative instruments on the Statements of Operations for the period from May 23, 2017 (commencement of operations) to February 28, 2018 was as follows for Factor Enhanced Emerging Markets Portfolio:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives	Total
Equity risk	$904,729	$(369,876)	$534,853
Foreign currency risk	11,601	0	11,601
	$916,330	$(369,876)	$546,454

306	Wells Fargo Target Date Funds	Notes to financial statements

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolios to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolios and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is as follows:

	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Factor Enhanced Emerging Markets Portfolio	Morgan Stanley	$369,876	*	$0	$(369,876)	$0
Factor Enhanced International Portfolio	Morgan Stanley	1,694,291	*	0	(1,694,291)	0
Factor Enhanced Large Cap Portfolio	Morgan Stanley	1,861,412	*	0	(1,861,412)	0
Factor Enhanced Small Cap Portfolio	Morgan Stanley	545,738	*	0	(545,738)	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the current day’s variation margin as of February 28, 2018 are reported separately on the Statement of Assets and Liabilities

7. REORGANIZATION AND CONTRIBUTIONS

After the close of business on July 14, 2017, Investment Grade Corporate Bond Portfolio acquired the net assets of Wells Fargo Diversified Fixed Income Portfolio which consisted of cash and securities. In the acquisition, partnership interestholders of Wells Fargo Diversified Fixed Income Portfolio became partnership interestholders of Investment Grade Corporate Bond Portfolio. Investment Grade Corporate Bond Portfolio became the accounting and performance survivor in the reorganization. The investment portfolio of Wells Fargo Diversified Fixed Income Portfolio with a fair value of $546,228,245, identified cost of $522,448,609 and unrealized gains of $23,779,636 at July 14, 2017 along with cash in the amount of $1,920,527,956 were the principal assets acquired by Investment Grade Corporate Bond Portfolio. The aggregate net assets of Wells Fargo Diversified Fixed Income Portfolio and Investment Grade Corporate Bond Portfolio immediately prior to the acquisition were $2,477,700,640 and $50,147,255, respectively. The aggregate net assets of Investment Grade Corporate Bond Portfolio immediately after the acquisition were $2,527,847,895. For financial reporting purposes, assets received by Investment Grade Corporate Bond Portfolio were recorded at fair value.

Assuming the acquisition had been completed on May 23, 2017 (commencement of operations of Investment Grade Corporate Bond Portfolio), the pro forma results of operations for the year ended February 28, 2018 would have been

Net investment income	$20,432,994
Net realized and unrealized gains (losses) on investments	(9,497,108)
Net increase in net assets resulting from operations	$10,935,886

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Diversified Fixed Income Portfolio that have been included in the Statement of Operations of Investment Grade Corporate Bond Portfolio since July 17, 2017.

Notes to financial statements	Wells Fargo Target Date Funds	307

After the close of business on July 14, 2017, Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio and Wells Fargo Short-Term Investment Portfolio contributed cash and securities to the feeder funds which were in turn contributed to the underlying Portfolios. Each of the Portfolios received cash, securities with a fair value, identified cost and unrealized gains (losses) with the following amounts:

	Cash	Fair Value	Cost	Unrealized gains (losses)
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$252,726,832	$954,306,811	$950,330,961	$3,975,850
Emerging Markets Bond Portfolio	29,993,186	72,058,484	71,724,566	333,918
Factor Enhanced Emerging Markets Portfolio	365,296,251	36,431,498	32,685,280	3,746,218
Factor Enhanced International Portfolio	876,987,993	466,480,316	325,308,800	141,171,516
Factor Enhanced Large Cap Portfolio	1,247,206,262	1,000,915,886	576,774,421	424,141,465
Factor Enhanced Small Cap Portfolio	469,099,975	93,156,080	77,096,090	16,059,990
High Yield Corporate Bond Portfolio	58,610,926	43,440,744	43,277,460	163,284
Strategic Retirement Bond Portfolio	21,569,452	134,891,087	134,334,644	556,443
U.S. REIT Portfolio	42,627,115	18,873,506	13,092,670	5,780,836

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors, countries or geographical regions. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a portfolio whose investments are not heavily weighted in any sector. Portfolios that focus their investments in particular countries or geographic regions may be particularly susceptible to economic and political events affecting those countries or regions. The Portfolio of Investments includes information on each Portfolio’s holdings, including sector, country and/or geographical composition, as relevant.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

308	Wells Fargo Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio (collectively, the “Portfolios”), ten of the portfolios constituting the Wells Fargo Master Trust, including the portfolios of investments, as of February 28, 2018, and the related statements of operations and statements of changes in net assets for the period from May 23, 2017 (commencement of operations) to February 28, 2018, and the related notes (collectively, the “financial statements”) and the financial highlights for the period from May 23, 2017 to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of February 28, 2018, the results of their operations, the changes in their net assets and the financial highlights for the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies, however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

April 28, 2018

Other information (unaudited)	Wells Fargo Target Date Funds	309

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended February 28, 2018:

Dividends-received deduction
Target Today Fund	13.12%
Target 2010 Fund	14.52
Target 2015 Fund	10.78
Target 2020 Fund	25.61
Target 2025 Fund	10.96
Target 2030 Fund	25.48
Target 2035 Fund	23.28
Target 2040 Fund	29.35
Target 2045 Fund	29.45
Target 2050 Fund	23.80
Target 2055 Fund	42.99
Target 2060 Fund	45.17

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as a 20% rate gain distribution for the fiscal year ended February 28, 2018:

20% rate gain distribution
Target Today Fund	$21,866,189
Target 2010 Fund	23,472,509
Target 2015 Fund	40,730,273
Target 2020 Fund	175,651,622
Target 2025 Fund	191,657,345
Target 2030 Fund	267,533,738
Target 2035 Fund	143,315,656
Target 2040 Fund	234,537,502
Target 2045 Fund	88,088,101
Target 2050 Fund	162,789,417
Target 2055 Fund	15,626,136
Target 2060 Fund	0

310	Wells Fargo Target Date Funds	Other information (unaudited)

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended February 28, 2018 have been designated as qualified dividend income (QDI):

QDI
Target Today Fund	$797,520
Target 2010 Fund	651,466
Target 2015 Fund	1,003,937
Target 2020 Fund	4,799,533
Target 2025 Fund	5,140,696
Target 2030 Fund	9,393,422
Target 2035 Fund	5,641,507
Target 2040 Fund	11,213,263
Target 2045 Fund	4,474,809
Target 2050 Fund	8,223,971
Target 2055 Fund	1,627,737
Target 2060 Fund	364,228

For the fiscal year ended February 28, 2018, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Target Today Fund	$1,449,662
Target 2010 Fund	829,298
Target 2015 Fund	922,034
Target 2020 Fund	200,250
Target 2025 Fund	2,688,064
Target 2030 Fund	7,296,028
Target 2035 Fund	2,504,938
Target 2040 Fund	3,294,755
Target 2045 Fund	788,134
Target 2050 Fund	1,089,012
Target 2055 Fund	179,019
Target 2060 Fund	41,197

Other information (unaudited)	Wells Fargo Target Date Funds	311

For the fiscal year ended February 28, 2018, the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term capital gain dividends
Target Today Fund	$1,760,705
Target 2010 Fund	1,712,036
Target 2015 Fund	4,256,769
Target 2020 Fund	10,113,991
Target 2025 Fund	22,443,985
Target 2030 Fund	8,356,764
Target 2035 Fund	5,447,363
Target 2040 Fund	4,120,178
Target 2045 Fund	1,484,230
Target 2050 Fund	7,357,182
Target 2055 Fund	0
Target 2060 Fund	0

For the fiscal year ended February 28, 2018, the percentage of ordinary income distributed which was derived from interest on U.S. government securities was as follows:

% of U.S. government income
Target Today Fund	11.13%
Target 2010 Fund	10.10
Target 2015 Fund	7.22
Target 2020 Fund	1.02
Target 2025 Fund	2.83
Target 2030 Fund	7.73
Target 2035 Fund	4.23
Target 2040 Fund	3.56
Target 2045 Fund	2.12
Target 2050 Fund	1.21
Target 2055 Fund	2.03
Target 2060 Fund	2.16

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

312	Wells Fargo Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Target Date Funds	313

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

314	Wells Fargo Target Date Funds	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

Appendix	Wells Fargo Target Date Funds	315

On February 1, 2018, the Wells Fargo Target Blended Indexes were composed of the following indexes:

	Wells Fargo Target Today Blended Index	Wells Fargo Target 2010 Blended Index	Wells Fargo Target 2015 Blended Index	Wells Fargo Target 2020 Blended Index	Wells Fargo Target 2025 Blended Index
Bloomberg Barclays U.S. Aggregate ex-Corporate Index	34.50%	33.03%	30.54%	27.82%	24.38%
Bloomberg Barclays U.S. Government Intermediate Bond Index	5.83%	5.58%	5.17%	3.50%	1.40%
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index	5.83%	5.58%	5.17%	3.50%	1.40%
J.P. Morgan EMBI Global Diversified Index	2.94%	2.81%	2.60%	2.36%	2.05%
Wells Fargo Factor Enhanced Emerging Markets Index (Net)	2.22%	2.44%	2.81%	3.55%	4.60%
Wells Fargo Factor Enhanced International Index (Net)	7.41%	8.15%	9.39%	11.84%	15.34%
Wells Fargo Factor Enhanced Large Cap Index	14.31%	15.74%	18.13%	22.21%	27.58%
Wells Fargo Factor Enhanced Small Cap Index	3.57%	3.93%	4.52%	5.56%	6.90%
Wells Fargo U.S. High Yield Bond Index	2.94%	2.81%	2.60%	2.36%	2.05%
Wells Fargo U.S. Investment Grade Corporate Bond Index	17.95%	17.18%	15.90%	14.47%	12.70%
Wells Fargo U.S. REIT Index	2.50%	2.75%	3.17%	2.83%	1.60%

Average annual total returns (%) as of February 28, 2017

	1 year	5 year	10 year
Bloomberg Barclays U.S. Aggregate ex-Corporate Index[1]	(0.07)	–	–
Bloomberg Barclays U.S. Government Intermediate Bond Index[2]	(0.64)	0.65	2.23
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index[3]	(0.32)	(0.14)	2.42
J.P. Morgan EMBI Global Diversified Index[4]	4.39	4.49	7.00
Wells Fargo Factor Enhanced Emerging Markets Index (Net)[5]*	–	–	–
Wells Fargo Factor Enhanced International Index (Net)[6]*	–	–	–
Wells Fargo Factor Enhanced Large Cap Index[7]*	–	–	–
Wells Fargo Factor Enhanced Small Cap Index[8]*	–	–	–
Wells Fargo U.S. High Yield Bond Index[9]*	–	–	–
Wells Fargo U.S. Investment Grade Corporate Bond Index[10]*	–	–	–
Wells Fargo U.S. REIT Index[11]*	–	–	–

*	The inception date of the index is April 2017. Performance results for the periods indicated are not yet available.

[1]	The Bloomberg Barclays U.S. Aggregate ex-Corporate Bond Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). You cannot invest directly in an index.

[2]	The Bloomberg Barclays U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

[3]	Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market with maturities more an 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly in an index.

[4]	The J.P. Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.

[5]	The Wells Fargo Factor Enhanced Emerging Markets Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various emerging markets countries and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

316	Wells Fargo Target Date Funds	Appendix

Wells Fargo Target 2030 Blended Index	Wells Fargo Target 2035 Blended Index	Wells Fargo Target 2040 Blended Index	Wells Fargo Target 2045 Blended Index	Wells Fargo Target 2050 Blended Index	Wells Fargo Target 2055 Blended Index	Wells Fargo Target 2060 Blended Index
19.81%	14.21%	10.06%	7.10%	5.92%	5.92%	5.92%
0.27%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.27%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1.67%	1.20%	0.85%	0.60%	0.50%	0.50%	0.50%
5.67%	6.76%	7.52%	8.06%	8.28%	8.28%	8.28%
19.03%	22.60%	25.10%	26.97%	27.72%	27.72%	27.72%
32.72%	37.31%	40.30%	42.38%	43.20%	43.20%	43.20%
8.18%	9.33%	10.08%	10.59%	10.80%	10.80%	10.80%
1.67%	1.20%	0.85%	0.60%	0.50%	0.50%	0.50%
10.31%	7.39%	5.24%	3.70%	3.08%	3.08%	3.08%
0.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

[6]	The Wells Fargo Factor Enhanced International Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various developed markets outside the U.S. and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[7]	The Wells Fargo Factor Enhanced Large Cap Index is an index of equity securities that is derived from a universe of the largest 1000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[8]	The Wells Fargo Factor Enhanced Small Cap Index is an index of equity securities that is derived from a universe of the smallest 2000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[9]	The Wells Fargo US High Yield Bond Index is a rules-based index designed to measure the performance of U.S. dollar denominated below investment-grade corporate debt issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive high yield bond indexes. You cannot invest directly in an index.

[10]	The Wells Fargo U.S. Investment Grade Corporate Bond Index is a rules-based index designed to measure the performance of publicly issued U.S. dollar denominated investment grade, fixed rate corporate bonds issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive corporate credit indexes. You cannot invest directly in an index.

[11]	The Wells Fargo U.S. REIT Index is a free float-adjusted, market capitalization-weighted index of all applicable NYSE or NASDAQ-listed classes of REIT Stocks that satisfy specified market capitalization and other eligibility requirements. You cannot invest directly in an index.

List of abbreviations	Wells Fargo Target Date Funds	317

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309364 04-18 AOUTLD/AR003 02-18

Annual Report February 28, 2018

•	Wells Fargo Emerging Markets Bond Fund

•	Wells Fargo Factor Enhanced Emerging Markets Fund

•	Wells Fargo Factor Enhanced International Fund

•	Wells Fargo Factor Enhanced Large Cap Fund

•	Wells Fargo Factor Enhanced Small Cap Fund

•	Wells Fargo High Yield Corporate Bond Fund

•	Wells Fargo International Government Bond Fund

•	Wells Fargo U.S. Core Bond Fund

The views expressed and any forward-looking statements are as of February 28, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Wells Fargo Emerging Markets Bond Fund[1]	Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Fargo Asset Management (International), LLC

Portfolio managers

Michael Lee

Tony Norris

Alex Perrin

Average annual total returns (%) as of February 28, 2018

				Expense ratios[2] (%)
	Inception date	Since inception		Gross	Net[3]
Wells Fargo Emerging Markets Bond Fund (WBEMX)	8-3-2017	0.29		0.58	0.00
JP Morgan EMBI Global Diversified Index[4]	—	0.32	*	—	—

*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Emerging Markets Bond Fund[1]

[1]	The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.
[4]	The JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.
[5]	The chart compares the performance of the Fund since inception with the JP Morgan EMBI Global Diversified Index. The chart assumes a hypothetical investment of $10,000 in the Fund and reflects all operating expenses of the Fund.
[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.
[7]	Amounts represent the portfolio allocation of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Emerging Markets Bond Fund[1]	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

•	The Fund underperformed its benchmark, the JP Morgan EMBI Global Diversified Index, for the seven-month period from the Fund’s inception through February 28, 2018 after the costs of securities transactions for the Fund were deducted. The index does not pay transaction costs.

•	Among key drivers of performance for the Fund and the index during the reporting period was strong investor preference for lower-rated, higher-yielding markets. Securities in these markets earned the best gains.

•	Returns lagged in the Asian region due, in part, to Asian securities tending to be higher-rated and lower-yielding.

•	Returns in the Middle East were affected by heavy issuance and geopolitical headlines, which tended to restrain performance.

Emerging market fixed-income investments performed strongly in 2017

Absolute returns for the Fund and the index were positive during the reporting period. Emerging market fixed-income investments performed strongly in 2017, with investors showing sustained interest in the asset class. The relatively benign global environment kept the search for yield alive and well, and the bonds of smaller and higher-yielding countries tended to outperform their better-rated and lower-yielding peers. An exception to this trend was Venezuela after it defaulted on its debt (although this does not automatically exclude the country from bond indices). The U.S. dollar traded with a weak tone throughout 2017, which benefited the bonds of emerging market countries, and the move accelerated in early 2018 before back-tracking a little in February.

Contributing to emerging market bond performance during the period was a relatively strong risk appetite among investors seeking higher returns on their investments, which allowed the lower-rated and higher-yielding bonds of emerging market countries to outperform the median return earned by index constituents. This is evident by the B-rated segment of the index outperforming the A-rated segment. Regionally, Africa and Latin America led the way during the reporting period. In part this reflects the lower average rating of issuers in these regions compared with Asia and Europe. At a country level, the best returns were seen in Belize, Mozambique, Iraq, Mongolia, and Angola.

While the returns on investment-grade securities (A-rated and BBB-rated) were positive over the reporting period, they tended to be well below the returns seen on below-investment-grade securities and therefore detracted from performance. Regionally, returns on Asian bonds, which tend to be higher-rated and lower-yielding, lagged. Returns in the Middle East were restrained due to heavy issuance and geopolitical headlines. At a country level, returns were negative in Venezuela, Tajikistan, and Bolivia. Venezuela underperformed the benchmark significantly in the wake of its default.

Investment approach

The Fund seeks to replicate, rather than precisely duplicate, the total return of the index before fees and expenses through a sample replication process. The index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income. One cannot invest directly in the index, and timing of cash flows and other practical issues may alter the Fund’s tracking error, which is a measure of how closely a portfolio tracks the index to which it is benchmarked.

Rather than purchase every security in the index, the underlying portfolio uses an optimization process that seeks to balance the replication of index performance with the minimization of security transaction costs. Using a stratified sampling technique, securities are selected and purchased in an effort to construct a portfolio that exhibits risk factors and other characteristics and performance of the index without incurring the level of transaction costs that would be associated with purchasing every security in the index.

Under normal circumstances, the Fund is expected to concentrate its investments in quality-rating segments and countries to approximately the same extent that the index is concentrated in such quality-rating segments or countries. The components of the index may change over time, and the index may or may not be concentrated in certain quality-rating segments or countries at any particular time. We continually monitor the performance and composition of the index and adjust the Fund’s portfolio as necessary to reflect changes to the index.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Emerging Markets Bond Fund[1]

The macroeconomic environment appears to remain positive for fixed-income investing

Looking ahead, the macroeconomic environment appears to remain positive for fixed-income investing. Global growth projections have continued to rise, while inflationary pressures—barring a few idiosyncratic exceptions—remained contained. Emerging markets appear to be positioned to offer value versus core bond markets on both an absolute and relative basis, and this bodes well for the period ahead, in our view.

Geopolitical risk remains an area to watch—along with policy out of the U.S., a sharp protectionist turn could negatively affect the global economy and the many countries that depend on trade to grow. Monetary policy in the U.S. tightened in 2017 and at least three rate hikes are expected in 2018. U.S. yields have risen of late on fears of a more rapid pace of rate hikes, but, at current levels, they could be close to finding an equilibrium.

Ten largest holdings (%) as of February 28, 20186

Dominican Republic, 5.95%, 1-25-2027	2.74
Sri Lanka, 6.25%, 7-27-2021	2.55
Republic of Indonesia, 5.88%, 1-15-2024	2.34
United Mexican States, 6.75%, 9-27-2034	2.32
Republic of PanamA, 4.00%, 9-22-2024	2.27
Republic of Colombia, 3.88%, 4-25-2027	2.25
Republic of Hungary, 5.38%, 2-21-2023	2.23
Russian Federation, 12.75%, 6-24-2028	2.14
Republic of Argentina, 5.63%, 1-26-2022	2.03
Federative Republic of Brazil, 6.00%, 4-7-2026	1.78

Portfolio allocation (%) as of February 28, 20187

Yankee Corporate Bonds and Notes	14
Yankee Government Bonds	86

Please see footnotes on page 3.

Wells Fargo Factor Enhanced Emerging Markets Fund[1]	Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Analytic Investors, LLC

Portfolio managers

Dennis Bein, CFA®

Harindra de Silva, Ph.D., CFA®

Monisha Jayakumar ‡

David Krider, CFA®

Average annual total returns (%) as of February 28, 2018

				Expense ratios[2] (%)
	Inception date	Since inception		Gross	Net[3]
Wells Fargo Factor Enhanced Emerging Markets Fund (WEEMX)	8-3-2017	8.25		0.69	0.00
Wells Fargo Factor Enhanced Emerging Markets Index (Net)[4]	—	9.28	*	—	—

*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, index tracking risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Fund[1]

‡	Ms. Jayakumar became a portfolio manager of the Fund on January 31, 2018.
[1]	The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.
[4]	The Wells Fargo Factor Enhanced Emerging Markets Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various emerging markets countries and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.
[5]	The chart compares the performance of the Fund since inception with the Wells Fargo Factor Enhanced Emerging Markets Index (Net). The chart assumes a hypothetical investment of $10,000 in the Fund and reflects all operating expenses of the Fund.
[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.
[7]	Amounts represent the composition of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Factor Enhanced Emerging Markets Fund[1]	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

•	The Fund trailed the Wells Fargo Factor Enhanced Emerging Markets Index after transaction costs after the costs of securities transactions for the Fund were deducted. The index does not pay transaction costs.

•	For the Fund and the index, sectors including energy, telecommunication services, industrials, and utilities delivered positive returns that were lower relative to other sectors of the index, restraining overall performance.

•	Consumer discretionary, information technology (IT), and health care were strong performers, contributing to performance relative to investments in other sectors.

Consumer discretionary, IT, and health care stocks outperformed

Consumer sentiment, employment, and business conditions improved as economic growth synchronized globally during the period. The consumer discretionary, IT, and health care sectors benefited most, delivering the strongest returns during the period.

As investors rotated to investment opportunities that they perceived might deliver higher growth and relative returns, sentiment declined for sectors that historically have been valued for the dividend component of their returns, including energy, telecommunication services, industrials, and utilities.

Investment approach

The Fund seeks to replicate rather than precisely duplicate the total return of the index before fees and expenses. Designed by Analytic Investors, LLC, the Factor Enhanced Emerging Markets Index (Net) seeks to incorporate active insights while preserving the benefits of a passively managed strategy, such as high transparency, low turnover, and low fees. The investment philosophy employed within the factor-enhanced strategy is that security returns are driven by exposure to certain key factors such as valuation, quality, price momentum, relative size, and risk and that market inefficiencies caused by patterns of investor behavior and economic change can be exploited to earn excess returns.

The index is built on a systematic, rules-based methodology designed to build a portfolio of stocks that has exposure to characteristics that are intedned to maximize the portfolio’s risk-adjusted performance. One cannot invest directly in the index. The timing of cash flows and other practical issues may alter the Fund’s tracking error, which is a measure of how closely a portfolio tracks the index to which it is benchmarked. Under certain circumstances, such as the timing of cash flows and security trading, among other conditions, the Fund may outperform or underperform the index for periods of time, although the objective of the Fund is to replicate the total return of the index before fund fees and expenses are deducted.

Rather than purchase every security in the index, the Fund uses an optimization process that seeks to balance the replication of index performance with the minimization of security transaction costs. Using a stratified sampling technique, securities are selected and purchased in an effort to construct a portfolio that exhibits risk factors and other characteristics of the index and seeks to match the performance of the index without incurring the level of transaction costs that would be associated with purchasing every security in the index.

Under normal circumstances, the Fund is expected to invest approximately the same percentage in each sector and country as the index does. The components of the index may change over time, and the index may or may not be concentrated in certain sectors or countries at any particular time. We continually monitor the performance and composition of the index and adjust the Fund’s portfolio as necessary to reflect changes to the index.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Fund[1]

Ten largest holdings (%) as of February 28, 20186

Industrial & Commercial Bank of China Limited H Shares	1.79
Itau Unibanco Holding SA	1.46
Hon Hai Precision Industry Company Limited	1.38
Infosys Limited ADR	1.15
Banco Bradesco SA	1.08
Malayan Banking Bhd	0.81
POSCO	0.80
Celltrion Incorporated	0.78
America Movil SAB de CV Series L	0.74
KB Financial Group Incorporated	0.73

Country allocation (%) as of February 28, 20186

South Korea	18
India	15
Taiwan	13
China	9
Brazil	8
Malaysia	6
Thailand	6
Mexico	5
South Africa	5
Chile	3
Philippines	3
Poland	2
Russia	2
Turkey	2
Hong Kong	1
Indonesia	1
Other	1

Sector distribution (%) as of February 28, 20187

Financials	24
Consumer Discretionary	11
Consumer Staples	11
Industrials	11
Information Technology	11
Materials	11
Energy	5
Telecommunication Services	5
Health Care	4
Utilities	4
Real Estate	3

Please see footnotes on page 7.

Wells Fargo Factor Enhanced International Fund[1]	Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Analytic Investors, LLC

Portfolio managers

Dennis Bein, CFA®

Harindra de Silva, Ph.D., CFA®
Monisha Jayakumar ‡

David Krider, CFA®

Average annual total returns (%) as of February 28, 2018

				Expense ratios[2] (%)
	Inception date	Since inception		Gross	Net[3]
Wells Fargo Factor Enhanced International Fund (WINTX)	8-3-2017	5.09		0.44	0.00
Wells Fargo Factor Enhanced International Index (Net)[4]	—	5.48	*	—	—

*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results,and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, index tracking risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 11.

Performance highlights (unaudited)	Wells Fargo Factor Enhanced International Fund[1]

‡	Ms. Jayakumar became a portfolio manager of the Fund on January 31, 2018.
[1]	The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.
[4]	The Wells Fargo Factor Enhanced International Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various developed markets outside the U.S. and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.
[5]	The chart compares the performance of the Fund since inception with the Wells Fargo Factor Enhanced International Index (Net). The chart assumes a hypothetical investment of $10,000 in the Fund and reflects all operating expenses of the Fund.
[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.
[7]	Amounts represent the composition of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Factor Enhanced International Fund[1]	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

•	The Fund underperformed the Wells Fargo Factor Enhanced International Index (Net) for the seven-month period from the Fund’s inception through February 28, 2018.

•	The Fund trailed the index after transaction costs.

•	Consumer staples, telecommunication services, and utilities stocks performed poorly relative to the benchmark. Among sectors, information technology (IT), materials, and consumer discretionary were strong performers.

IT, materials, and consumer discretionary stocks outperformed

Consumer sentiment, employment, and business conditions improved as economic growth synchronized globally during the period. The IT, materials, and consumer discretionary sectors benefited most, delivering the strongest returns during the period.

As investors rotated to investment opportunities that they perceived might deliver higher growth and relative returns, sentiment declined for the consumer staples, telecommunication services, and utilities sectors.

Investment approach

The Fund seeks to replicate rather than precisely duplicate the total return of the index before fees and expenses. Designed by Analytic Investors, LLC, the Factor Enhanced International Index (Net) seeks to incorporate active insights while preserving the benefits of a passively managed strategy, such as high transparency, low turnover, and low fees. The investment philosophy employed within the factor-enhanced strategy is that security returns are driven by exposure to certain key factors such as valuation, quality, price momentum, relative size, and risk and that market inefficiencies caused by patterns of investor behavior and economic change can be exploited to earn excess returns.

The index is built on a systematic, rules-based methodology designed to build a portfolio of stocks that has exposure to characteristics that are intended to maximize the portfolio’s risk-adjusted performance. One cannot invest directly in the index, and the timing of cash flows and other practical issues may alter the Fund’s tracking error, which is a measure of how closely a portfolio tracks the index to which it is benchmarked. Under certain circumstances, such as the timing of cash flows and security trading, among other conditions, the Fund may outperform or underperform the index for periods of time, although the objective of the Fund is to replicate the total return of the index before fund fees and expenses are deducted.

Rather than purchase every security in the index, the Fund uses an optimization process that seeks to balance the replication of index performance with the minimization of security transaction costs. Using a stratified sampling technique, securities are selected and purchased in an effort to construct a portfolio that exhibits risk factors and other characteristics of the index and seeks to match the performance of the index without incurring the level of transaction costs that would be associated with purchasing every security in the index.

Under normal circumstances, the Fund is expected to invest approximately the same percentage in each sector as the index does. The components of the index may change over time, and the index may or may not be concentrated in certain sectors at any particular time. We continually monitor the performance and composition of the index and adjust the Fund’s portfolio as necessary to reflect changes to the index.

Please see footnotes on page 11.

Performance highlights (unaudited)	Wells Fargo Factor Enhanced International Fund[1]

Ten largest holdings (%) as of February 28, 20186

Nestle SA	2.07
Novartis AG	1.67
Roche Holding AG	1.35
Royal Dutch Shell plc Class A	1.13
Total SA	1.11
British American Tobacco plc	1.11
BP plc	1.03
Royal Bank of Canada	0.93
The Toronto-Dominion Bank	0.88
SAP SE	0.87

Sector distribution (%) as of February 28, 20187

Financials	18
Industrials	16
Consumer Staples	12
Consumer Discretionary	11
Health Care	11
Materials	8
Energy	6
Information Technology	6
Real Estate	4
Telecommunication Services	4
Utilities	4

Country allocation (%) as of February 28, 20187

Japan	18
United Kingdom	15
Canada	9
Switzerland	9
Australia	9
France	8
Germany	8
Hong Kong	4
Netherlands	4
Sweden	3
Denmark	2
Spain	2
Singapore	2
Finland	1
Italy	1
Belgium	1
Norway	1
Ireland	1
Other	2

Please see footnotes on page 11.

Wells Fargo Factor Enhanced Large Cap Fund[1]	Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Analytic Investors, LLC

Portfolio managers

Dennis Bein, CFA®

Harindra de Silva, Ph.D., CFA®

Ryan Brown, CFA®

Average annual total returns (%) as of February 28, 2018

				Expense ratios[2] (%)
	Inception date	Since inception		Gross	Net[3]
Wells Fargo Factor Enhanced Large Cap Fund (WLECX)	8-3-2017	8.96		0.33	0.00
Wells Fargo Factor Enhanced Large Cap Index[4]	—	8.89	*	—	—

*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk and index tracking risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 15.

Performance highlights (unaudited)	Wells Fargo Factor Enhanced Large Cap Fund[1]

[1]	The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.
[4]	The Wells Fargo Factor Enhanced Large Cap Index is an index of equity securities that is derived from a universe of the largest 1,000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.
[5]	The chart compares the performance of the Fund since inception with the Wells Fargo Factor Enhanced Large Cap Index. The chart assumes a hypothetical investment of $10,000 in the Fund and reflects all operating expenses of the Fund.
[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.
[7]	Amounts represent the sector distribution of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Factor Enhanced Large Cap Fund[1]	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

•	The Fund outperformed the Wells Fargo Factor Enhanced Large Cap Index for the seven-month period from the Fund’s inception through February 28, 2018.

•	Among sectors, information technology (IT), industrials, financials, and health care were strong performers.

•	Energy, telecommunication services, real estate, and utilities stocks performed poorly relative to the benchmark.

IT, industrials, financials, and health care stocks outperformed

Consumer sentiment, employment, and business conditions improved as economic growth synchronized globally during the period. The IT, industrials, financials, and health care sectors benefited most, delivering the strongest returns during the period.

As investors rotated to investment opportunities that they perceived might deliver higher growth and relative returns, sentiment declined for the energy, telecommunication services, real estate, and utilities sectors.

Investment approach

The Fund seeks to replicate rather than precisely duplicate the total return of the index before fees and expenses. The Wells Fargo Factor Enhanced Large Cap Index is an index of equity securities that is derived from a universe of the largest 1,000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market.

The index is built on a systematic, rules-based methodology designed to build a portfolio of stocks that has exposure to characteristics that are intended to maximize the portfolio’s risk-adjusted performance. One cannot invest directly in the index, and the timing of cash flows and other practical issues may alter the Fund’s tracking error, which is a measure of how closely a portfolio tracks the index to which it is benchmarked. Under certain circumstances, such as the timing of cash flows and security trading, among other conditions, the Fund may outperform or underperform the index for periods of time, although the objective of the Fund is to replicate the total return of the index before fund fees and expenses are deducted.

Rather than purchase every security in the index, the Fund uses an optimization process that seeks to balance the replication of index performance with the minimization of security transaction costs. Using a stratified sampling technique, securities are selected and purchased in an effort to construct a portfolio that exhibits risk factors and other characteristics of the index and seeks to match the performance of the index without incurring the level of transaction costs that would be associated with purchasing every security in the index.

Under normal circumstances, the Fund is expected to invest approximately the same percentage in each sector as the index does. The components of the index may change over time, and the index may or may not be concentrated in certain sectors at any particular time. We continually monitor the performance and composition of the index and adjust the Fund’s portfolio as necessary to reflect changes to the index.

Please see footnotes on page 15.

Performance highlights (unaudited)	Wells Fargo Factor Enhanced Large Cap Fund[1]

Ten largest holdings (%) as of February 28, 20186

Johnson & Johnson	1.95
Alphabet Incorporated Class C	1.87
Alphabet Incorporated Class A	1.84
Exxon Mobil Corporation	1.77
Berkshire Hathaway Incorporated Class B	1.45
Intel Corporation	1.27
AT&T Incorporated	1.25
Cisco Systems Incorporated	1.24
Pfizer Incorporated	1.21
The Home Depot Incorporated	1.18

Sector distribution (%) as of February 28, 20187

Health Care	17
Information Technology	17
Industrials	13
Consumer Discretionary	12
Consumer Staples	10
Financials	10
Energy	5
Real Estate	5
Materials	4
Utilities	4
Telecommunication Services	3

Please see footnotes on page 15.

Wells Fargo Factor Enhanced Small Cap Fund[1]	Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses.

Manager

Wells Fargo Management, LLC

Subadviser for the affiliated master portfolio

Analytic Investors, LLC

Portfolio managers

Dennis Bein, CFA®

Harindra de Silva, Ph.D., CFA®

Ryan Brown, CFA®

Average annual total returns (%) as of February 28, 2018

				Expense ratios[2] (%)
	Inception date	Since inception		Gross	Net[3]
Wells Fargo Factor Enhanced Small Cap Fund (WFESX)	8-3-2017	7.01		0.38	0.00
Wells Fargo Factor Enhanced Small Cap Index[4]	—	6.54	*	—	—

*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, and index tracking risk. Consult the Fund’s prospectus for additional information on these and other risks. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Factor Enhanced Small Cap Fund[1]

[1]	The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.
[4]	The Wells Fargo Factor Enhanced Small Cap Index is an index of equity securities that is derived from a universe of the smallest 2,000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.
[5]	The chart compares the performance of the Fund since inception with the Wells Fargo Factor Enhanced Small Cap Index. The chart assumes a hypothetical investment of $10,000 in the Fund and reflects all operating expenses of the Fund.
[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.
[7]	Amounts represent the sector distribution of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Factor Enhanced Small Cap Fund[1]	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

•	The Fund outperformed the Wells Fargo Factor Enhanced Small Cap Index for the seven-month period from the Fund’s inception through February 28, 2018.

•	Among sectors, health care, consumer discretionary, and industrials were strong performers.

•	Consumer staples, telecommunication services, and utilities stocks performed poorly relative to the benchmark.

Health care, consumer discretionary, and industrials stocks outperformed

Consumer sentiment, employment, and business conditions improved as economic growth synchronized globally during the period. The health care, consumer discretionary, and industrials sectors benefited most, delivering the strongest returns during the period.

As investors rotated to investment opportunities that they perceived might deliver higher growth and relative returns, sentiment declined for the consumer staples, telecommunication services, and utilities sectors.

Investment approach

The Fund seeks to replicate rather than precisely duplicate the total return of the index before fees and expenses. Designed by Analytic Investors, LLC, the Factor Enhanced Small Cap Index seeks to incorporate active insights while preserving the benefits of a passively managed strategy, such as high transparency, low turnover, and low fees. The investment philosophy employed within the factor-enhanced strategy is that security returns are driven by exposure to certain key factors such as valuation, quality, price momentum, relative size, and risk and that market inefficiencies caused by patterns of investor behavior and economic change can be exploited to earn excess returns.

The index is built on a systematic, rules-based methodology designed to build a portfolio of stocks that has exposure to characteristics that are intended to maximize the portfolio’s risk-adjusted performance. One cannot invest directly in the index, and the timing of cash flows and other practical issues may alter the Fund’s tracking error, which is a measure of how closely a portfolio tracks the index to which it is benchmarked. Under certain circumstances, such as the timing of cash flows and security trading, among other conditions, the Fund may outperform or underperform the index for periods of time, although the objective of the Fund is to replicate the total return of the index before fund fees and expenses are deducted.

Rather than purchase every security in the index, the Fund uses an optimization process that seeks to balance the replication of index performance with the minimization of security transaction costs. Using a stratified sampling technique, securities are selected and purchased in an effort to construct a portfolio that exhibits risk factors and other characteristics of the index and seeks to match the performance of the index without incurring the level of transaction costs that would be associated with purchasing every security in the index.

Under normal circumstances, the Fund is expected to invest approximately the same percentage in each sector as the index does. The components of the index may change over time, and the index may or may not be concentrated in certain sectors at any particular time. We continually monitor the performance and composition of the index and adjust the Fund’s portfolio as necessary to reflect changes to the index.

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Factor Enhanced Small Cap Fund[1]

Ten largest holdings (%) as of February 28, 20186

2U Incorporated	0.30
RingCentral Incorporated Class A	0.28
Blue Buffalo Pet Products Incorporated	0.27
Haemonetics Corporation	0.27
Peabody Energy Corporation	0.27
Five Below Incorporated	0.26
TCF Financial Corporation	0.26
ICU Medical Incorporated	0.25
Trinseo SA	0.25
First Cash Financial Services Incorporated	0.25

Sector distribution (%) as of February 28, 20187

Financials	20
Consumer Discretionary	17
Industrials	15
Information Technology	13
Health Care	12
Real Estate	7
Materials	5
Consumer Staples	4
Energy	4
Utilities	2
Telecommunication Services	1

Please see footnotes on page 19.

Wells Fargo High Yield Corporate Bond Fund[1]	Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated

Portfolio managers

Thomas M. Price, CFA®

Janet S. Rillings, CFA®, CPA

Michale J. Schueller, CFA®

Average annual total returns (%) as of February 28, 2018

				Expense ratios[2] (%)
	Inception date	Since inception		Gross	Net[3]
Wells Fargo High Yield Corporate Bond Fund (WYCBX)	8-3-2017	0.52		0.49	0.00
Wells Fargo U.S. High Yield Bond Index[4]	—	1.17	*	—	—

*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results,and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to focus portfolio risk, index tracking risk, and foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 23.

Performance highlights (unaudited)	Wells Fargo High Yield Corporate Bond Fund[1]

[1]	The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.
[4]	The Wells Fargo U.S. High Yield Bond Index is a rules-based index designed to measure the performance of U.S. dollar denominated below investment-grade corporate debt issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive high yield bond indices. You cannot invest directly in an index.
[5]	The chart compares the performance of the Fund since inception with the Wells Fargo U.S. High Yield Bond Index. The chart assumes a hypothetical investment of $10,000 in the Fund and reflects all operating expenses of the Fund.
[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.
[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the affiliated master portfolio and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the affiliated master portfolio. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo High Yield Corporate Bond Fund[1]	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

•	The Fund underperformed its benchmark, the Wells Fargo U.S. High Yield Bond Index, for the seven-month period from the Fund’s inception through February 28, 2018 after the costs of securities transactions for the Fund were deducted. The index does not pay transaction costs.

•	For the Fund and the index, BB-rated bonds tended to be detractors relative to other quality-rating sectors due to their higher correlation with U.S. Treasuries, which were weak during the period. B-rated bonds performed in line with the index while bonds with a quality rating of CCC outperformed bonds in other quality-rating sectors.

•	From a sector perspective, commodity sectors outperformed relative to other sectors in the Fund and the index during the period, while telecommunications sectors were the worst performers.

Low volatility characterized most of the reporting period

Most of the reporting period was characterized by low volatility and an extension of the high-yield bond rally that began in early 2016 when oil prices bottomed. In fact, 2017 was the first year since 2006 that high-yield option-adjusted spreads remained less than 500 basis points (bps; 100 bps equal 1.00%) for the entire year. High-yield bond fund performance during January 2018 was strong as a rally that began in December following the passage of the new tax law gained momentum.

Mildly hawkish changes to the U.S. Federal Reserve’s (Fed’s) assessment of inflation in late January 2018 coupled with a stronger-than-expected jobs report in early February 2018 caused investors to reprice higher the number of expected Fed hikes, bringing the market’s assessment more in line with the Fed’s dot plot, which is released after each Federal Open Market Committee meeting to show the federal funds rate projection of each of the 16 committee members. The related sell-off in Treasuries ignited a general sell-off of risk assets that extended to the high-yield market.

At its lowest point, during February 2018, the month-to-date return for the Wells Fargo U.S. High Yield Bond Index was as low as -2.01% before recovering to finish the month at -1.07%. High-yield total returns during the February sell-off were comparable for all credit-quality rating categories.

While lower-quality categories usually underperform higher-quality categories during sell-offs, the high-yield market reacted similarly during 2013’s so-called Taper Tantrum, so performance during February 2018 was not without precedent. The worst-performing sectors included commodity-centric energy and metals and mining as well as two sectors that are generally more sensitive to movements in interest rates due to their relatively low spreads: food and beverage and homebuilders. The best-performing sectors included retail and telecommunications, which had lagged for much of the reporting period before February 2018.

Investment approach

The Fund seeks to replicate rather than precisely duplicate the total return of the index before fees and expenses. The Wells Fargo U.S. High Yield Bond Index is a rules-based index designed to measure the performance of U.S.-dollar-denominated below-investment-grade corporate debt issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive high-yield bond indices.

One cannot invest directly in the index, and the timing of cash flows and other practical issues may alter the Fund’s tracking error, which is a measure of how closely a portfolio tracks the index to which it is benchmarked.

Rather than purchase every security in the index, the underlying portfolios use an optimization process that seeks to balance the replication of index performance with the minimization of security transaction costs. Using a stratified sampling technique, securities are selected and purchased in an effort to construct a portfolio that exhibits risk factors and other characteristics of the index and seeks to match the performance of the index without incurring the level of transaction costs that would be associated with purchasing every security in the index.

Under normal circumstances, the Fund is expected to invest approximately the same percentage in each industry as the index does. The components of an index may change over time, and the index may or may not be concentrated in an industry at any particular time. We continually monitor the performance and composition of the index and adjust the Fund’s portfolio as necessary to reflect any changes to the index.

Please see footnotes on page 23.

Performance highlights (unaudited)	Wells Fargo High Yield Corporate Bond Fund[1]

Current global conditions may be favorable for high-yield bonds

Looking ahead, synchronized global growth and a relatively low and declining default rate along with a solid oil-price recovery may favor high-yield bonds. Concerns regarding inflation are rising, but most measures suggest that inflationary pressures will remain contained. While the outlook for high-yield bonds is positive, much of this good news appears to be reflected in high-yield spreads. In addition, the current expansion is one of the longest on record and the Fed is over a year into a tightening cycle, which also somewhat tempers an otherwise positive outlook.

Ten largest holdings (%) as of February 28, 20186

Icahn Enterprises Company, 6.75%, 2-1-2024	0.55
Tenet Healthcare Corporation, 4.63%, 7-15-2024	0.52
Hughes Satellite Systems Company, 7.63%, 6-15-2021	0.50
Goodyear Tire & Rubber Company, 5.13%, 11-15-2023	0.47
AES Corporation, 5.50%, 3-15-2024	0.47
Envision Healthcare Corporation, 5.63%, 7-15-2022	0.47
Avantor Incorporated, 6.00%, 10-1-2024	0.46
Hertz Corporation, 7.38%, 1-15-2021	0.46
Iron Mountain Incorporated, 5.75%, 8-15-2024	0.46
MGM Resorts International Company, 4.63%, 9-1-2026	0.45

Credit quality (%) as of February 28, 20187

BB/Ba	42
B/B	42
CCC/Caa and Below	16

Please see footnotes on page 23.

Wells Fargo International Government Bond Fund[1]	Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo International Government Bond Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Fargo Asset Management (International), LLC

Portfolio managers

Michael Lee

Tony Norris

Alex Perrin

Average annual total returns (%) as of February 28, 2018

				Expense ratios[2] (%)
	Inception date	Since inception		Gross	Net[3]
Wells Fargo International Government Bond Fund (WIGBX)	10-31-2017	4.46	*	0.48	0.00
Wells Fargo International Government Bond Index[4]	—	4.36	**	—	—

*	Total return differs from the return in the Financial Highlights in this report. The total return presented is calculated based on the NAV at which the shareholder transactions were processed. The NAV and total return presented in the Financial highlights reflects certain adjustments made to the net assets of the Fund that are necessary under U.S. generally accepted accounting principles.
**	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results,and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 27.

Performance highlights (unaudited)	Wells Fargo International Government Bond Fund[1]

Growth of $10,000 investment as of February 28, 2018[5]

[1]	The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.
[4]	The Wells Fargo International Government Bond Index is a rules-based index designed to track the performance of local currency government debt of both developed and emerging market countries excluding the United States. The Index is composed of fixed rate government bonds, issued by countries other than the U.S., having an investment grade rating or classified as investment grade by Bloomberg Index Services Limited. You cannot invest directly in an index.
[5]	The chart compares the performance of the Fund since inception with the Wells Fargo International Government Bond Index. The chart assumes a hypothetical investment of $10,000 in the Fund and reflects all operating expenses of the Fund.
[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.
[7]	Amounts represent the portfolio allocation of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo International Government Bond Fund[1]	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

•	The Fund matched the performance of its benchmark, the Wells Fargo International Government Bond Index, for the four-month period from the Fund’s inception through February 28, 2018.

•	Absolute returns on both the Fund and the index over the reporting period were positive, with risk appetite holding well and investors continuing to search for yield.

•	Exposure to smaller and higher-yielding bond and currency markets were consistent sources of value-add, which we expect to continue.

•	The U.S. dollar tended to weaknen over the reporting period, which added to Fund performance as well.

Investors searching for yield favored bonds of smaller, higher-yielding countries

The relatively benign global environment has kept the search for yield alive and well. Bonds of smaller and higher-yielding countries have tended to outperform their better-rated and lower-yielding peers. Volatility was low for the bulk of the reporting period, barring a spike in February that coincided with pressure for higher bond yields. The U.S. dollar was relatively weaker for much of the reporting period, although it recovered somewhat in February as investors upped expectations around the pace and number of U.S. Federal Reserve rate hikes to come. The global economy continues to expand, and U.S. tax reform is expected to give an additional short-term boost.

Geopolitical risk remains an area to watch

Geopolitical risk remains an area to watch, along with policy out of the U.S.; a sharp protectionist turn could negatively affect the global economy and the many countries that depend on trade to grow. The recent announcement on tariffs on steel and aluminum coming into the U.S. could prompt reprisals from affected countries. Political risk in the European Union has declined in the wake of the French and German elections (and the eventual formation of a government in the latter), although the recent vote in Italy has created greater uncertainty.

Investment approach

The Fund seeks to replicate rather than precisely duplicate the total return performance of the index before fees and expenses. The index is designed to track the performance of local currency government debt of both developed and emerging market countries excluding the U.S and is composed of fixed-rate, non-U.S.-dollar-denominated bonds having a remaining maturity of at least one year, regardless of optionality, and an investment-grade rating or classification as investment grade by Bloomberg Index Services Limited.

The index selects and weights securities by evaluating them on a country, currency, and individual basis. The evaluation is intended to create a subset of the index by screening securities based on current and consensus expected trends in market conditions, valuations, and currencies to arrive at projections for yield curves (and hence bond returns) and currency returns. The screening process combined with return, volatility, correlation, and constraint analysis determines the final index constituency based on projected value, to be replicated via a sampling process.

Rather than purchase every security in the index, the underlying portfolio uses an optimization process that seeks to balance the replication of index performance with the minimization of security transaction costs. Using a stratified sampling technique, securities are selected and purchased in an effort to construct a portfolio that exhibits risk factors and other characteristics of the index and seeks to match the performance of the index without incurring the level of transaction costs that would be associated with purchasing every security in the index. One cannot invest directly in the index, and the timing of cash flows and other practical issues may alter the Fund’s tracking error, which is a measure of how closely a portfolio tracks the index to which it is benchmarked.

Under normal circumstances, the Fund is expected to invest approximately the same percentage in quality-rating segments and countries as the index. The components of the index may change over time, and the index may or may not be concentrated in certain quality-rating segments or countries at any particular time. We continually monitor the performance and composition of the index and adjust the Fund’s portfolio as necessary to reflect changes to the index.

Please see footnotes on page 27.

Performance highlights (unaudited)	Wells Fargo International Government Bond Fund[1]

While these areas of potential problems warrant watching, they do not eclipse what appears to be a positive macroeconomic environment for international fixed-income investment. Global growth projections continue to rise, while inflationary pressures—barring a few idiosyncratic exceptions—remain contained. The rebound in the European economy has been gaining pace, and the European Central Bank is pressing ahead with the tapering of its quantitative easing program. U.S. yields have risen of late on fears of a more rapid pace of rate hikes but, at current levels, could be close to finding an equilibrium. We see scope for the U.S. dollar to continue its decline in the months to come, which likely could boost overall returns for investing outside of the U.S.

Ten largest holdings (%) as of February 28, 20186

Japan, 0.10%, 6-15-2019	7.76
United Kingdom Gilt, 3.75%, 9-7-2019	7.75
France Government Bond, 3.75%, 4-25-2021	7.53
Italy Buoni Poliennali del Tesoro, 3.75%, 8-1-2021	6.40
Japan, 0.20%, 3-20-2019	6.08
Japan, 1.40%, 12-20.2045	5.14
Sweden Government Bond Series 1058, 2.50%, 5-12-2025	4.04
Belgium Government Bond Series 61, 4.25%, 9-28-2021	3.94
Korea, 2.00, 3-10-2021	3.89
Republic of Austria, 1.95%, 6-18-2019	3.87

Country allocation (%) as of February 28, 20187

Japan	21
France	8
Italy	8
United Kingdom	8
Australia	4
Austria	4
Belgium	4
Canada	4
Mexico	4
Netherlands	4
South Korea	4
Spain	4
Sweden	4
Ireland	3
Malaysia	3
Poland	3
Other	10

Please see footnotes on page 27.

Wells Fargo U.S. Core Bond Fund[1]	Performance highlights (unaudited)

Investment objective

The fund of funds seeks to replicate the total return of the Wells Fargo U.S. Core Bond Index, before fees an expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Mark Clegg, CFA®

Christopher Y. Kauffman, CFA®

Janet S. Rilling, CFA®, CPA

Michael J. Schueller, CFA®

Michal Stanczyk

Noah M. Wise, CFA®

Average annual total returns (%) as of February 28, 2018

				Expense ratios[2] (%)
	Inception date	Since inception		Gross	Net[3]
Wells Fargo U.S. Core Bond Fund (WUSBX)	8-3-2017	(1.74)		0.33	0.00
Wells Fargo U.S. Core Bond Index[4]	—	(1.68	)*	—	—

*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results,and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Fund is exposed to focused portfolio risk, index tracking risk, and mortage- and asset-backed secities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 31.

Performance highlights (unaudited)	Wells Fargo U.S. Core Bond Fund[1]

Growth of $10,000 investment as of February 28, 2018[5]

[1]	The Fund is a fund-of-funds that invests substantially all of its assets in two affiliated master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.
[2]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.18% of acquired fund fees and expenses and net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses and net expenses from affiliated master portfolios.
[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolios invest, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.
[4]	The Wells Fargo U.S. Core Bond Index is a rules-based index designed to track the performance of fixed-rate, taxable, U.S. dollar denominated bonds, with an investment grade rating or classified as investment grade. The corporate bond component of the index is constructed to provide increased diversification and liquidity versus traditional passive corporate credit indexes. You cannot invest directly in an index.
[5]	The chart compares the Fund since inception with the Wells Fargo U.S. Core Bond Index. The chart assumes a hypothetical investment of $10,000 in the Fund and reflects all operating expenses of the Fund.
[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.
[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the affiliated master portfolios and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the affiliated master portfolios. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Please see footnotes on page 31.

Wells Fargo U.S. Core Bond Fund[1]	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

•	The Fund underperformed its benchmark, the Wells Fargo U.S. Core Bond Index, for the seven-month period from the Fund’s inception through February 28, 2018 after the costs of securities transactions for the Fund were deducted. The index does not pay transaction costs.

•	The main driver of returns during the period were indications from the U.S. Federal Reserve (Fed) that inflation and other economic conditions may warrant further interest-rate increases during 2018 which prompted a broad-based sell-off in bond markets.

•	Long-duration assets and U.S. Treasuries witnessed the largest price declines in absolute terms.

•	Within the corporate sector, industrials outperformed utilities and financials. Within the securitized sector, asset-backed securities outperformed mortgage pass-throughs and commercial mortgage-backed securities.

Range-bound rates and continued low volatility characterized the period

Most of the reporting period was characterized by range-bound rates and continued low volatility in risk assets. The U.S. Federal Reserve (Fed) raised the federal funds rate target by 0.25% in December 2017 as expected. U.S. gross domestic product grew approximately 2.5% to 3.0% year over year during most of the reporting period.

The main driver of returns during the period came from the first two months of 2018. Fed policymakers commented that inflation is seen to be rising in 2018 and economic conditions are expected to evolve in a manner that will warrant further gradual increases in the federal funds rate. These comments, in combination with better-than-expected inflation readings, including wage growth, led to a pickup in volatility in risk assets and a broad-based sell-off in bond markets, with long-duration assets and U.S. Treasuries witnessing the largest price declines in absolute terms.

For example, from August 1, 2017, through December 31, 2017, Bloomberg Barclays U.S. Aggregate Bond Index data showed Treasuries added 0.23%, while in the first two months of 2018 they lost 2.10%. Investment-grade U.S. corporate bonds added 1.47% and fell 2.56% during those respective periods. Mortgage-backed securities gained 0.49% and declined 1.82% during each time period, respectively. Longer-duration Treasury bonds underperformed even as the curve flattened over the period, as rates were higher across the maturity spectrum.

Investment approach

The Fund seeks to replicate but not precisely duplicate the total return of the Wells Fargo U.S. Core Bond Index before fees and expenses through a sample replication process. The Wells Fargo U.S. Core Bond Index is a rules-based index designed to track the performance of fixed-rate, taxable, US dollar denominated bonds, with an investment grade rating or classified as investment grade. The corporate bond component of the index is constructed to provide increased diversification and liquidity versus traditional passive corporate credit indexes.

One cannot invest directly in the index, and the timing of cash flows and other practical issues may alter the Fund’s tracking error, which is a measure of how closely a portfolio tracks the index to which it is benchmarked.

The Fund invests substantially all of its assets in two underlying portfolios: the Wells Fargo Bloomberg Barclays Aggregate ex-Corporate Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio. The Fund’s allocation to the two underlying portfolios will mirror the percentage weighting of the noncorporate and corporate sectors of the index and, in combination, the Fund will attempt to track the performance, liquidity, and diversification characteristics of the index.

Rather than purchase every security in the indices, the underlying portfolio uses an optimization process that seeks to balance the replication of the indices’ performance with the minimization of security transaction costs. Using a stratified sampling technique, securities are selected and purchased in an effort to construct a portfolio that exhibits risk factors and other characteristics of the indices and seeks to match the performance of the indices without incurring the level of transaction costs that would be associated with purchasing every security in the indices.

Under normal circumstances, the Fund is expected to invest approximately the same percentage in each industry as the indices do. The components of an index may change over time, and the index may or may not be concentrated in an industry at any particular time. We continually monitor the performance and composition of the indices and adjust the Fund’s portfolio as necessary to reflect any changes to the indices.

Please see footnotes on page 31.

Performance highlights (unaudited)	Wells Fargo U.S. Core Bond Fund[1]

Synchronized global growth may be positive for credit risk.

Looking ahead, synchronized global growth may be positive for credit risk, although concerns regarding inflation are rising and could pressure other fixed-income sectors. Most measures suggest inflationary pressures will remain contained, but recent inflation data has been somewhat stronger and supports our view that the Fed will raise rates three or four times in 2018. Partially in response to stronger-than-expected inflation readings, U.S. yields have risen of late and may be nearing an equilibrium, although we believe rates on the longer end of the yield curve are still more likely to rise than fall in the coming year.

Ten largest holdings (%) as of February 28, 20186

U.S. Treasury Note, 1.50%, 6-15-2020	3.28
FNMA, 3.00%, 7-1-2047	2.00
U.S. Treasury Note, 1.75%, 6-30-2020	1.98
FNMA, 4.00%, 3-13-2048	1.82
U.S. Treasury Bond, 3.00%, 5-15-2047	1.81
FNMA, 3.50%, 9-1-2043	1.52
GNMA, 3.50%, 2-20-2045	1.45
FHLMC, 3.00%, 2-1-2047	1.36
FNMA, 3.50%, 3-13-2048	1.22
FHLMC, 3.50%, 2-1-2044	1.20

Credit quality (%) as of February 28, 20187

AAA/Aaa	71
AA/Aa	4
A/a	11
BBB/Baa	14

Please see footnotes on page 31.

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Emerging Markets Bond Fund[2]
Actual	$1,000.00	$991.97	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	0.00%

Factor Enhanced Emerging Markets Fund[2]
Actual	$1,000.00	$1,067.55	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	0.00%

Factor Enhanced International Fund[2]
Actual	$1,000.00	$1,053.02	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	0.00%

Factor Enhanced Large Cap Fund[2]
Actual	$1,000.00	$1,088.53	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	0.00%

Factor Enhanced Small Cap Fund[2]
Actual	$1,000.00	$1,079.85	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	0.00%

High Yield Corporate Bond Fund[2]
Actual	$1,000.00	$1,007.21	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	0.00%

International Government Bond Fund[2]
Actual	$1,000.00	$1,004.36	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	0.00%

U.S. Core Bond Fund[2]
Actual	$1,000.00	$1,003.00	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	0.00%

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
[2]	Amounts for the Fund reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

Wells Fargo Emerging Markets Bond Fund	Portfolio of investments — February 28, 2018

Security name		Value

Investment Companies : 99.52%

Affiliated Master Portfolio : 99.52%
Wells Fargo Emerging Markets Bond Portfolio		$9,749

Total Investment Companies (Cost $9,954)		9,749

Total investments in securities (Cost $9,954)	99.52%	9,749
Other assets and liabilities, net	0.48	47

Total net assets	100.00%	$9,796

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Emerging Markets Bond Portfolio	0.00%	0.01%	$(26)	$(206)	$261	$9,749	99.52%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Fund	Portfolio of investments — February 28, 2018

Security name		Value

Investment Companies : 99.65%

Affiliated Master Portfolio : 99.65%
Wells Fargo Factor Enhanced Emerging Markets Portfolio		$10,715

Total Investment Companies (Cost $10,284)		10,715

Total investments in securities (Cost $10,284)	99.65%	10,715
Other assets and liabilities, net	0.35	38

Total net assets	100.00%	$10,753

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Income from affiliated securities allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00%	0.00	%*	$326	$392	$106	$1	$10,715	99.65%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Fund	Portfolio of investments — February 28, 2018

Security name		Value

Investment Companies : 99.89%

Affiliated Master Portfolio : 99.89%
Wells Fargo Factor Enhanced International Portfolio		$10,452

Total Investment Companies (Cost $10,194)		10,452

Total investments in securities (Cost $10,194)	99.89%	10,452
Other assets and liabilities, net	0.11	11

Total net assets	100.00%	$10,463

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Income from affiliated securities allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced International Portfolio	0.00%	0.00	%*	$47	$350	$114	$1	$10,452	99.89%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Large Cap Fund	Portfolio of investments — February 28, 2018

Security name		Value

Investment Companies : 99.94%

Affiliated Master Portfolio : 99.94%
Wells Fargo Factor Enhanced Large Cap Portfolio		$10,830

Total Investment Companies (Cost $10,519)		10,830

Total investments in securities (Cost $10,519)	99.94%	10,830
Other assets and liabilities, net	0.06	6

Total net assets	100.00%	$10,836

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Income from affiliated securities allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00%	0.00	%*	$374	$394	$123	$1	$10,830	99.94%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Fund	Portfolio of investments — February 28, 2018

Security name		Value

Investment Companies : 99.91%

Affiliated Master Portfolios : 99.91%
Wells Fargo Factor Enhanced Small Cap Portfolio		$10,651

Total Investment Companies (Cost $10,166)		10,651

Total investments in securities (Cost $10,166)	99.91%	10,651
Other assets and liabilities, net	0.09	10

Total net assets	100.00%	$10,661

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Income from affiliated securities from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00%	0.00	%*	$246	$373	$82	$2	$10,651	99.91%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Fund	Portfolio of investments — February 28, 2018

Security name		Value

Investment Companies : 100.41%

Affiliated Master Portfolios : 100.41%
Wells Fargo High Yield Corporate Bond Portfolio		$9,698

Total Investment Companies (Cost $9,901)		9,698

Total investments in securities (Cost $9,901)	100.41%	9,698
Other assets and liabilities, net	(0.41)	(40)

Total net assets	100.00%	$9,658

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo High Yield Corporate Bond Portfolio	0.00%	0.01%	$(66)	$(209)	$326	$9,698	100.41%

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Government Bond Fund	Portfolio of investments — February 28, 2018

Security name		Value

Investment Companies : 99.43%

Affiliated Master Portfolios : 99.43%
Wells Fargo International Government Bond Portfolio		$10,347

Total Investment Companies (Cost $9,933)		10,347

Total investments in securities (Cost $9,933)	99.43%	10,347
Other assets and liabilities, net	0.57	59

Total net assets	100.00%	$10,406

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo International Government Bond Portfolio	0.00%	0.10%	$(27)	$414	$54	$10,347	99.43%

The accompanying notes are an integral part of these financial statements.

Wells Fargo U.S. Core Bond Fund	Portfolio of investments — February 28, 2018

Security name		Value

Investment Companies : 99.89%

Affiliated Master Portfolios : 99.89%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$7,179
Wells Fargo Investment Grade Corporate Bond Portfolio		2,446

Total Investment Companies (Cost $9,912)		9,625

Total investments in securities (Cost $9,912)	99.89%	9,625
Other assets and liabilities, net	0.11	11

Total net assets	100.00%	$9,636

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	0.00	%*	$(21)	$(202)	$99	$7,179
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00%	0.00	%*	(42)	(48)	38	2,446

				$(63)	$(250)	$137	$9,625	99.89%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2018

	Emerging Markets Bond Fund	Factor Enhanced Emerging Markets Fund
Assets
Investment in affiliated Master Portfolio(s), at value (see cost below)	$9,749	$10,715
Cash	14,513	14,517
Receivable from manager	6,572	6,587

Total assets	30,834	31,819

Liabilities
Professional fees payable	17,670	17,670
Trustees’ fees and expenses payable	1,382	1,382
Dividends payable	0	0
Accrued expenses and other liabilities	1,986	2,014

Total liabilities	21,038	21,066

Total net assets	$9,796	$10,753

NET ASSETS CONSIST OF
Paid-in capital	$9,999	$9,961
Undistributed (overdistributed) net investment income	57	48
Accumulated net realized gains (losses) on investments	(55)	313
Net unrealized gains (losses) on investments	(205)	431

Total net assets	$9,796	$10,753

COMPUTATION OF NET ASSET VALUE
Net assets	$9,796	$10,753
Shares outstanding[1]	1,000	1,000
Net asset value per share	$9.80	$10.75

Investment in affiliated Master Portfolio(s), at cost	$9,954	$10,284

[1]	Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2018

Factor Enhanced International Fund	Factor Enhanced Large Cap Fund	Factor Enhanced Small Cap Fund	High Yield Corporate Bond Fund	International Government Bond Fund	U.S. Core Bond Fund

$10,452	$10,830	$10,651	$9,698	$10,347	$9,625
14,506	14,502	14,505	14,426	15,764	14,499
6,571	6,570	6,570	6,571	8,099	6,569

31,529	31,902	31,726	30,695	34,210	30,693

17,670	17,670	17,670	17,670	20,564	17,670
1,382	1,382	1,382	1,382	1,655	1,382
0	0	0	56	0	20
2,014	2,014	2,013	1,929	1,585	1,985

21,066	21,066	21,065	21,037	23,804	21,057

$10,463	$10,836	$10,661	$9,658	$10,406	$9,636

$10,092	$10,083	$9,888	$9,986	$10,000	$10,015
73	68	42	(59)	(7)	0
40	374	246	(66)	(1)	(92)
258	311	485	(203)	414	(287)

$10,463	$10,836	$10,661	$9,658	$10,406	$9,636

$10,463	$10,836	$10,661	$9,658	$10,406	$9,636
1,000	1,000	1,000	1,000	1,000	1,000
$10.46	$10.84	$10.66	$9.66	$10.41	$9.64

$10,194	$10,519	$10,166	$9,901	$9,933	$9,922

The accompanying notes are an integral part of these financial statements.

Statements of operations — year ended February 28, 2018

	Emerging Markets Bond Fund[1]	Factor Enhanced Emerging Markets Fund[1]
Investment income
Interest allocated from affiliated Master Portfolio(s)	$261	$0
Dividends allocated from affiliated Master Portfolio(s)*	0	106
Income from affiliated securities allocated from affiliated Master Portfolio(s)	0	1
Expenses allocated from affiliated Master Portfolio(s)	(22)	(27)

Total investment income	239	80

Expenses
Custody and accounting fees	573	573
Professional fees	23,943	23,943
Registration fees	573	573
Shareholder report expenses	5,047	5,047
Trustees’ fees and expenses	11,451	11,451
Other fees and expenses	1,718	1,718

Total expenses	43,305	43,305
Less: Fee waivers and/or expense reimbursements	(43,327)	(43,332)

Net expenses	(22)	(27)

Net investment income	261	107

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on securities transaction allocated from affiliated Master Portfolio(s)	(26)	326

Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	(206)	392

Net realized and unrealized gains (losses) on investments	(232)	718

Net increase (decrease) in net assets resulting from operations	$29	$825

* Net of foreign dividend withholding taxes in the amount of	$0	$18

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018
[2]	For the period from October 31, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of operations — year ended February 28, 2018

Factor Enhanced International Fund[1]	Factor Enhanced Large Cap Fund[1]	Factor Enhanced Small Cap Fund[1]	High Yield Corporate Bond Fund[1]	International Government Bond Fund[2]	U.S. Core Bond Fund[1]

$0	$0	$0	$326	$54	$137
114	123	82	0	0	0
1	1	2	0	0	0
(12)	(7)	(10)	(19)	(59)	(3)

103	117	74	307	(5)	134

573	573	573	573	329	573
23,943	23,943	23,943	23,943	22,463	23,943
573	573	573	573	329	573
5,047	5,047	5,047	5,047	2,898	5,047
11,451	11,451	11,451	11,451	6,575	11,451
1,718	1,717	1,718	1,718	985	1,718

43,305	43,304	43,305	43,305	33,579	43,305
(43,317)	(43,311)	(43,315)	(43,324)	(33,638)	(43,308)

(12)	(7)	(10)	(19)	(59)	(3)

115	124	84	326	54	137

47	374	246	(66)	(27)	(63)

350	394	373	(209)	414	(250)

397	768	619	(275)	387	(313)

$512	$892	$703	$51	$441	$(176)

$8	$0	$0	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Emerging Markets Bond Fund
	Year ended February 28, 2018[1]
Operations
Net investment income		$261
Net realized losses on investments		(26)
Net change in unrealized gains (losses) on investments		(206)

Net increase in net assets resulting from operations		29

Distributions to shareholders from
Net investment income		(233)

	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000

Net increase in net assets resulting from capital share transactions		10,000

Total increase in net assets		9,796

Net assets
Beginning of period		0

End of period		$9,796

Undistributed net investment income		$57

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Factor Enhanced Emerging Markets Fund
	Year ended February 28, 2018[1]
Operations
Net investment income		$107
Net realized gains on investments		326
Net change in unrealized gains (losses) on investments		392

Net increase in net assets resulting from operations		825

Distributions to shareholders from
Net investment income		(72)

	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000

Net increase in net assets resulting from capital share transactions		10,000

Total increase in net assets		10,753

Net assets
Beginning of period		0

End of period		$10,753

Undistributed net investment income		$48

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Factor Enhanced International Fund
	Year ended February 28, 2018[1]
Operations
Net investment income		$115
Net realized gains on investments		47
Net change in unrealized gains (losses) on investments		350

Net increase in net assets resulting from operations		512

Distributions to shareholders from
Net investment income		(49)

	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000

Net increase in net assets resulting from capital share transactions		10,000

Total increase in net assets		10,463

Net assets
Beginning of period		0

End of period		$10,463

Undistributed net investment income		$73

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Factor Enhanced Large Cap Fund
	Year ended February 28, 2018[1]
Operations
Net investment income		$124
Net realized gains on investments		374
Net change in unrealized gains (losses) on investments		394

Net increase in net assets resulting from operations		892

Distributions to shareholders from
Net investment income		(56)

	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000

Net increase in net assets resulting from capital share transactions		10,000

Total increase in net assets		10,836

Net assets
Beginning of period		0

End of period		$10,836

Undistributed net investment income		$68

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Factor Enhanced Small Cap Fund
	Year ended February 28, 2018[1]
Operations
Net investment income		$84
Net realized gains on investments		246
Net change in unrealized gains (losses) on investments		373

Net increase in net assets resulting from operations		703

Distributions to shareholders from
Net investment income		(42)

	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000

Net increase in net assets resulting from capital share transactions		10,000

Total increase in net assets		10,661

Net assets
Beginning of period		0

End of period		$10,661

Undistributed net investment income		$42

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	High Yield Corporate Bond Fund
	Year ended February 28, 2018[1]
Operations
Net investment income		$326
Net realized losses on investments		(66)
Net change in unrealized gains (losses) on investments		(209)

Net increase in net assets resulting from operations		51

Distributions to shareholders from
Net investment income		(385)
Tax basis return of capital		(8)

Total distributions to shareholders		(393)

	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000

Net increase in net assets resulting from capital share transactions		10,000

Total increase in net assets		9,658

Net assets
Beginning of period		0

End of period		$9,658

Overdistributed net investment income		$(59)

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	International Government Bond Fund
	Year ended February 28, 2018[1]
Operations
Net investment income		$54
Net realized losses on investments		(27)
Net change in unrealized gains (losses) on investments		414

Net increase in net assets resulting from operations		441

Distributions to shareholders from
Net investment income		(35)

	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000

Net increase in net assets resulting from capital share transactions		10,000

Total increase in net assets		10,406

Net assets
Beginning of period		0

End of period		$10,406

Overdistributed net investment income		$(7)

1.	For the period from October 31, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	U.S. Core Bond Fund
	Year ended February 28, 2018[1]
Operations
Net investment income		$137
Net realized losses on investments		(63)
Net change in unrealized gains (losses) on investments		(250)

Net decrease in net assets resulting from operations		(176)

Distributions to shareholders from
Net investment income		(166)
Tax basis return of capital		(22)

Total distributions to shareholders		(188)

	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000

Net increase in net assets resulting from capital share transactions		10,000

Total increase in net assets		9,636

Net assets
Beginning of period		0

End of period		$9,636

Undistributed net investment income		$0

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Tax basis return of capital	Ending net asset value per share
Emerging Markets Bond Fund
Year ended February 28, 2018[5]	$10.00	0.26	(0.23)	(0.23)	0.00	$9.80

Factor Enhanced Emerging Markets Fund
Year ended February 28, 2018[5]	$10.00	0.11	0.70	(0.07)	0.00	$10.75

Factor Enhanced International Fund
Year ended February 28, 2018[5]	$10.00	0.12	0.39	(0.05)	0.00	$10.46

Factor Enhanced Large Cap Fund
Year ended February 28, 2018[5]	$10.00	0.12	0.78	(0.06)	0.00	$10.84

Factor Enhanced Small Cap Fund
Year ended February 28, 2018[5]	$10.00	0.08	0.62	(0.04)	0.00	$10.66

High Yield Corporate Bond Fund
Year ended February 28, 2018[5]	$10.00	0.33	(0.28)	(0.38)	(0.01)	$9.66

International Government Bond Fund
Year ended February 28, 2018[6]	$10.00	0.05	0.40	(0.04)	0.00	$10.41

U.S. Core Bond Fund
Year ended February 28, 2018[5]	$10.00	0.14	(0.31)	(0.17)	(0.02)	$9.64

[1]	The Funds incurred expenses typical of funds with similar structures and strategies. Since the Funds were not open to public investment during the period since each Fund’s commencement of operations and the only investment has been the initial seed capital investment, the gross expenses are higher than the typical operation of the Funds. These expenses were waived by the manager.
[2]	Ratios include net expenses allocated from the affiliated Master Portfolio(s), which are waived by the manager. These amounts were as follows:

Emerging Markets Bond Fund	0.39%
Factor Enhanced Emerging Markets Fund	0.46
Factor Enhanced International Fund	0.20
Factor Enhanced Large Cap Fund	0.11
Factor Enhanced Small Cap Fund	0.18
High Yield Corporate Bond Fund	0.33
International Government Bond Fund	1.76
U.S. Core Bond Fund	0.06

[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio(s) by the corresponding affiliated Master Portfolio’s portfolio turnover rate.
[5]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018
[6]	For the period from October 31, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Financial highlights

Ratio to average net assets (annualized)
Net investment income	Gross expenses[1,2]	Net expenses[2]	Total return[3]	Portfolio turnover rate[4]	Net assets at end of period (000s omitted)

4.55%	752.83%	0.00%	0.29%	18%	$10

1.80%	728.50%	0.00%	8.25%	79%	$11

1.94%	730.62%	0.00%	5.09%	44%	$10

2.06%	718.70%	0.00%	8.96%	36%	$11

1.39%	717.33%	0.00%	7.01%	44%	$11

5.73%	761.12%	0.00%	0.52%	51%	$10

1.62%	1,007.15%	0.00%	4.46%	127%	$10

2.43%	762.71%	0.00%	(1.74)%	62%	$10

The accompanying notes are an integral part of these financial statements.

Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Emerging Markets Bond Fund (“Emerging Markets Bond Fund”), Wells Fargo Factor Enhanced Emerging Markets Fund (“Factor Enhanced Emerging Markets Fund”), Wells Fargo Factor Enhanced International Fund (“Factor Enhanced International Fund”), Wells Fargo Factor Enhanced Large Cap Fund (“Factor Enhanced Large Cap Fund”), Wells Fargo Factor Enhanced Small Cap Fund (“Factor Enhanced Small Cap Fund”), Wells Fargo High Yield Corporate Bond Fund (“High Yield Corporate Bond Fund”), Wells Fargo International Government Bond Fund (“International Government Bond Fund”), and Wells Fargo U.S. Core Bond Fund (“U.S. Core Bond Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund, except International Government Bond Fund, is a diversified series of the Trust. International Government Bond Fund is a non-diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Fund, except U. S. Core Bond Fund, is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio with a substantially identical investment objective and substantially similar investment strategies. Each affiliated Master Portfolio directly acqu ires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the period since commencement of operations through February 28, 2018 are included in this report and should be read in conjunction with each Fund’s financial statements. As of February 28, 2018, the Funds own the following percentages of the affiliated Master Portfolios:

	Emerging Markets Bond Fund	Factor Enhanced Emerging Markets Fund		Factor Enhanced International Fund		Factor Enhanced Large Cap Fund		Factor Enhanced Small Cap Fund		High Yield Corporate Bond Fund	International Government Bond Fund
Wells Fargo Emerging Markets Bond Portfolio	0.01%	N/A		N/A		N/A		N/A		N/A	N/A
Wells Fargo Factor Enhanced Emerging Markets Portfolio	N/A	0.00	%*	N/A		N/A		N/A		N/A	N/A
Wells Fargo Factor Enhanced International Portfolio	N/A	N/A		0.00	%*	N/A		N/A		N/A	N/A
Wells Fargo Factor Enhanced Large Cap Portfolio	N/A	N/A		N/A		0.00	%*	N/A		N/A	N/A
Wells Fargo Factor Enhanced Small Cap Portfolio	N/A	N/A		N/A		N/A		0.00	%*	N/A	N/A
Wells Fargo High Yield Corporate Bond Portfolio	N/A	N/A		N/A		N/A		N/A		0.01%	N/A
Wells Fargo International Government Bond Portfolio	N/A	N/A		N/A		N/A		N/A		N/A	0.10%

*	The amount owned is less than 0.005%

U. S. Core Bond Fund is a fund-of-funds that invests in substantially all of its assets in two affiliated Master Portfolios.

Each Fund, except International Government Bond Fund, commenced operations on August 3, 2017. International Government Bond Fund commenced operations on October 31, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Notes to financial statements

Investment transactions, income and expenses

Investments in affiliated Master Portfolios are recorded on a trade basis.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses. Each Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date. The frequency of distributions made by each Fund from net investment income and net realized gains are as follows:

	Net investment income	Net realized gains
Emerging Markets Bond Fund	Semi-annually	Annually
Factor Enhanced Emerging Markets Fund	Annually	Annually
Factor Enhanced International Fund	Annually	Annually
Factor Enhanced Large Cap Fund	Annually	Annually
Factor Enhanced Small Cap Fund	Annually	Annually
High Yield Corporate Bond Fund	Monthly	Annually
International Government Bond Fund	Semi-annually	Annually
U.S. Core Bond Fund	Monthly	Annually

Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations are subject to examination by the federal and Delaware revenue authorities.

As of February 28, 2018, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Emerging Markets Bond Fund	$9,954	$0	$(205)	$(205)
Factor Enhanced Emerging Markets Fund	10,325	390	0	390
Factor Enhanced International Fund	10,207	245	0	245
Factor Enhanced Large Cap Fund	10,508	322	0	322
Factor Enhanced Small Cap Fund	10,212	439	0	439
High Yield Corporate Bond Fund	9,934	0	(236)	(236)
International Government Bond Fund	9,995	352	0	352
U.S. Core Bond Fund	9,913	0	(288)	(288)

Notes to financial statements

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At February 28, 2018, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Undistributed (overdistributed) net investment income	Accumulated net realized gains (losses) on investments
Emerging Markets Bond Fund	$29	$(29)
Factor Enhanced Emerging Markets Fund	13	(13)
Factor Enhanced International Fund	7	(7)
International Government Bond Fund	(26)	26
U.S. Core Bond Fund	29	(29)

As of February 28, 2018, capital loss carryforwards available to offset future net realized capital gains were as follows:

	No expiration
	Short-term	Long-term
Emerging Markets Bond Fund	$55	$0
High Yield Corporate Bond Fund	32	0
U.S. Core Bond Fund	33	20

At February 28, 2018, current year deferred post-October capital losses and late-year ordinary losses, which will be recognized on the first day of the following fiscal year were as follows:

	Deferred post-October capital losses
	Short-term	Long-term
High Yield Corporate Bond Fund	$60	$0
International Government Bond Fund	14	0
U.S. Core Bond Fund	27	11

Notes to financial statements

3. FAIR VALUATION MEASUREMENTS

At February 28, 2018, each Fund’s investment in the affiliated Master Portfolio(s) was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of the affiliated Master Portfolio(s) of each Fund was as follows:

Aggregate value of Affiliated Master Portfolio(s)
Emerging Markets Bond Fund	$9,749
Factor Enhanced Emerging Markets Fund	10,715
Factor Enhanced International Fund	10,452
Factor Enhanced Large Cap Fund	10,830
Factor Enhanced Small Cap Fund	10,651
High Yield Corporate Bond Fund	9,698
International Government Bond Fund	10,347
U.S. Core Bond Fund	9,625

The leveling of inputs for fair value measurements of each affiliated Master Portfolio are disclosed in the financial statements of the affiliated Master Portfolios which included elsewhere in this report.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Dividend Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo International Government Bond Portfolio	Seeks to replicate the total return of the Wells Fargo International Government Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadvisers, providing administrative services in connection with each Fund’s operations, and providing any other administrative services reasonably necessary for the operation of each Fund. Funds Management does not receive an investment management or administration fee from each Fund. However, Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Notes to financial statements

Funds Management has retained the services of a subadviser to provide daily portfolio management to U.S. Core Bond Fund. Management has engaged Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, as subadviser. WellsCap does not receive an annual fee for its services.

Funds Management has committed through June 30, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses at 0.00%. Net expenses from affiliated Master Portfolios are included in the expense caps. After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period since commencement of operations of each Fund through to February 28, 2018 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Emerging Markets Bond Fund	$0	$1,933	$0	$4,837
Factor Enhanced Emerging Markets Fund	0	8,810	0	10,524
Factor Enhanced International Fund	0	4,952	0	7,005
Factor Enhanced Large Cap Fund	0	4,195	0	6,357
Factor Enhanced Small Cap Fund	0	5,107	0	7,233
High Yield Corporate Bond Fund	0	6,576	0	4,058
International Government Bond Fund	0	12,755	0	12,949
U.S. Core Bond Fund	5,556	680	6,154	1,379

*	The Funds seek to achieve their investment objectives by investing substantially all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

The Trust (excluding International Government Bond Fund, the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the period from the commencement of operations of each Fund through February 28, 2018, the Funds had no borrowings under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the for the period since commencement of operations of each Fund through to February 28, 2018 were as follows:

	Ordinary income	Tax basis return of capital
Emerging Markets Bond Fund	$233	$0
Factor Enhanced Emerging Markets Fund	72	0
Factor Enhanced International Fund	49	0
Factor Enhanced Large Cap Fund	56	0
Factor Enhanced Small Cap Fund	42	0
High Yield Corporate Bond Fund	385	8
International Government Bond Fund	35	0
U.S. Core Bond Fund	166	22

Notes to financial statements

At February 28, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains (losses)	Post- October capital losses deferred	Capital loss carryforward
Emerging Markets Bond Fund	$57	$0	$(205)	$0	$(55)
Factor Enhanced Emerging Markets Fund	325	77	390	0	0
Factor Enhanced International Fund	79	47	245	0	0
Factor Enhanced Large Cap Fund	68	363	322	0	0
Factor Enhanced Small Cap Fund	180	154	439	0	0
High Yield Corporate Bond Fund	0	0	(236)	(60)	(32)
International Government Bond Fund	68	0	352	(14)	0
U.S. Core Bond Fund	0	0	(288)	(38)	(53)

8. CONCENTRATION OF OWNERSHIP

At February 28, 2018, Wells Fargo owned 100% of each Fund. Investment and/or voting activities of Wells Fargo with respect to their holdings in each Fund could have a material impact on each Fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Report of independent registered public accounting firm

Board of Trustees and Shareholders of Wells Fargo Funds Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Wells Fargo Emerging Markets Bond Fund, Wells Fargo Factor Enhanced Emerging Markets Fund, Wells Fargo Factor Enhanced International Fund, Wells Fargo Factor Enhanced Large Cap Fund, Wells Fargo Factor Enhanced Small Cap Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, and the Wells Fargo U.S. Core Bond Fund (collectively, the “Funds”), eight of the funds constituting the Wells Fargo Funds Trust, including the portfolios of investments, as of February 28, 2018, and the related statements of operations and the statements of changes in net assets for the period from May 23, 2017 (commencement of operations) to February 28, 2018 (for all Funds except Wells Fargo International Government Bond Fund), and the related statements of operations and the statement of changes in net assets for the period from August 16, 2017 (commencement of operations) to February 28, 2018 for the Wells Fargo International Government Bond Fund, and the related notes (collectively, the “financial statements”) and the financial highlights for the periods from the commencements of operations to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of February 28, 2018, the results of their operations, the changes in their net assets and the financial highlights for the periods from the commencements of operations to February 28, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies, however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

April 28, 2018

Portfolio of investments —- February 28, 2018	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 40.90%
FFCB	1.95%	1-10-2020	$670,000	$665,932
FHLB	0.88	8-5-2019	120,000	117,753
FHLB	1.00	9-26-2019	120,000	117,743
FHLB	5.63	3-14-2036	130,000	171,188
FHLMC	0.88	7-19-2019	2,540,000	2,494,295
FHLMC	1.13	7-14-2021	120,000	114,720
FHLMC	1.25	10-2-2019	130,000	128,001
FHLMC	1.30	8-28-2019	100,000	98,550
FHLMC	1.50	3-8-2019	2,590,000	2,573,434
FHLMC	2.13	6-9-2023	1,200,000	1,162,961
FHLMC	2.38	12-13-2019	280,000	280,400
FHLMC	2.38	1-13-2022	2,500,000	2,478,525
FHLMC	2.50	3-1-2032	9,939,407	9,700,860
FHLMC	2.75	12-13-2024	1,780,000	1,764,290
FHLMC	3.00	2-1-2047	19,372,535	18,791,213
FHLMC %%	3.00	3-13-2048	3,880,000	3,757,841
FHLMC ±±	3.31	5-25-2023	50,000	50,896
FHLMC	3.50	2-1-2044	16,433,007	16,506,744
FHLMC	3.50	4-1-2045	712,317	714,452
FHLMC	3.50	8-1-2047	10,618,847	10,629,719
FHLMC	4.50	9-13-2019	360,000	371,935
FHLMC	6.00	7-1-2040	3,358,809	3,753,329
FHLMC	6.25	7-15-2032	460,000	616,676
FHLMC Multifamily Structured Pass-Through Certificates Series K070 Class A2 ±±	3.30	11-25-2027	540,000	539,873
FHLMC Series K005 Class A2	4.32	11-25-2019	875,000	897,067
FHLMC Series K014 Class A1	2.79	10-25-2020	8,868	8,877
FHLMC Series K015 Class A2	3.23	7-25-2021	60,000	60,675
FHLMC Series K028 Class A1	2.18	11-25-2022	594,986	588,547
FHLMC Series K029 Class A2 ±±	3.32	2-25-2023	920,000	934,623
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	1,095,000	1,109,030
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	61,558
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	56,238
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	940,000	950,003
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	758,182
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	45,549
FHLMC Series K717 Class A2	2.99	9-25-2021	900,000	904,411
FNMA ¤	0.00	10-9-2019	2,090,000	2,011,446
FNMA	1.00	10-24-2019	650,000	636,878
FNMA	1.38	2-26-2021	120,000	116,153
FNMA	1.50	11-30-2020	120,000	117,098
FNMA	1.90	10-27-2020	1,310,000	1,287,773
FNMA	2.01	7-25-2022	559,112	551,882
FNMA	2.13	4-24-2026	1,340,000	1,256,192
FNMA	2.50	12-1-2027	1,021,218	1,004,526
FNMA	2.50	9-1-2031	9,933,465	9,707,562
FNMA %%	2.50	3-15-2033	1,635,000	1,594,828
FNMA ±±	2.89	9-25-2027	167,866	160,741
FNMA	3.00	12-1-2026	4,889,550	4,900,204
FNMA	3.00	12-1-2030	687,630	685,523
FNMA	3.00	7-1-2032	7,238,761	7,215,212
FNMA %%	3.00	3-15-2033	4,960,000	4,939,463
FNMA	3.00	8-1-2036	364,390	360,017
FNMA	3.00	2-1-2037	6,103,862	6,022,114
FNMA	3.00	8-1-2037	1,727,482	1,706,739
FNMA	3.00	11-1-2046	901,495	874,523
FNMA	3.00	7-1-2047	28,417,314	27,567,106
FNMA %%	3.00	3-13-2048	5,715,000	5,538,416
FNMA	3.50	6-1-2031	3,819,606	3,888,638
FNMA %%	3.50	3-15-2033	3,900,000	3,965,479
FNMA	3.50	1-1-2035	249,077	253,730
FNMA	3.50	3-1-2036	3,487,164	3,535,831
FNMA	3.50	4-1-2037	2,497,153	2,529,836

The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	6-1-2042	$3,306,268	$3,321,213
FNMA	3.50	7-1-2042	1,367,006	1,375,222
FNMA	3.50	10-1-2042	7,064,005	7,095,627
FNMA	3.50	9-1-2043	20,800,761	20,925,093
FNMA %%	3.50	3-13-2048	16,910,000	16,880,935
FNMA	4.00	6-1-2042	13,365,669	13,797,863
FNMA	4.00	6-1-2042	1,232,523	1,272,379
FNMA	4.00	8-1-2043	9,228,502	9,529,021
FNMA %%	4.00	3-13-2048	24,445,000	25,041,324
FNMA	4.50	5-1-2040	524,994	554,671
FNMA	4.50	9-1-2040	13,024,561	13,670,247
FNMA	4.50	2-1-2047	4,112,197	4,312,074
FNMA %%	4.50	3-13-2048	6,480,000	6,786,534
FNMA	5.00	1-1-2042	484,760	523,853
FNMA	5.00	6-1-2045	1,797,488	1,944,728
FNMA	5.00	7-1-2045	6,486,909	7,009,199
FNMA	5.50	9-1-2040	5,005,276	5,473,401
FNMA	6.00	5-1-2041	188,113	210,527
FNMA	7.13	1-15-2030	1,590,000	2,195,966
FNMA	7.25	5-15-2030	80,000	112,148
FNMA Series 2016-M6 Class A2	2.49	5-25-2026	430,000	406,725
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	495,000	466,947
FNMA Series 2017-M1 Class A2 ±±	2.42	10-25-2026	275,000	257,933
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	320,000	307,099
FNMA Series 2017-M3 Class A2 ±±	2.49	12-25-2026	995,000	936,774
GNMA	3.00	4-20-2045	10,168,859	9,958,751
GNMA	3.00	11-20-2045	734,310	718,853
GNMA	3.00	3-20-2046	14,525,050	14,218,354
GNMA	3.00	5-20-2046	723,964	709,574
GNMA	3.00	8-20-2046	4,194,583	4,106,008
GNMA	3.00	1-20-2048	1,442,084	1,411,563
GNMA	3.50	2-20-2045	19,794,993	19,946,634
GNMA	3.50	6-20-2045	3,244,913	3,269,772
GNMA	3.50	11-20-2045	3,650,174	3,678,140
GNMA	3.50	7-20-2047	10,884,604	10,959,286
GNMA %%	3.50	3-20-2048	7,130,000	7,169,827
GNMA	4.00	7-20-2044	3,567,254	3,691,783
GNMA	4.00	8-20-2044	1,728,920	1,789,184
GNMA	4.00	9-20-2044	3,504,646	3,626,814
GNMA	4.00	12-20-2047	12,013,175	12,344,146
TVA	2.88	2-1-2027	35,000	34,423
TVA	3.50	12-15-2042	120,000	121,445
TVA	3.88	2-15-2021	800,000	831,691
TVA	4.63	9-15-2060	35,000	41,339
TVA	5.38	4-1-2056	100,000	132,620
TVA	6.75	11-1-2025	190,000	239,521

Total Agency Securities (Cost $430,089,816)				419,811,231

Asset-Backed Securities : 0.77%
Bank of America Credit Card Trust Series 2017-A1 Class A1	1.95	8-15-2022	15,000	14,791
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	50,000	49,756
Capital One Multi Asset Execution Trust Series 2017-A1 Class A1	2.00	1-17-2023	15,000	14,812
Capital One Multi Asset Execution Trust Series 2017-A3 Class A3	2.43	1-15-2025	230,000	227,367
Capital One Multi Asset Execution Trust Series 2017-A4 Class A4	1.99	7-17-2023	510,000	501,354
Capital One Multi Asset Execution Trust Series 2017-A6 Class A6	2.29	7-15-2025	85,000	82,868
CarMax Auto Owner Trust Series 2016-3 Class A3	1.39	5-17-2021	370,000	365,751
CarMax Auto Owner Trust Series 2016-3 Class A4	1.60	1-18-2022	17,000	16,573
CarMax Auto Owner Trust Series 2016-4 Class A3	1.40	8-15-2021	470,000	463,569
CarMax Auto Owner Trust Series 2016-4 Class A4	1.60	6-15-2022	10,000	9,660
CarMax Auto Owner Trust Series 2017-3 Class A4	2.22	11-15-2022	89,000	87,303
Chase Issuance Trust Series 2016-A2 Class A2	1.37	6-15-2021	330,000	325,039
Chase Issuance Trust Series 2016-A4 Class A4	1.49	7-15-2022	510,000	495,567

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5	2.68%	6-7-2023	$110,000	$109,771
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	570,000	567,509
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3	1.92	4-7-2022	590,000	580,717
Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39	7-15-2024	335,000	328,996
Ford Credit Floorplan Master Owner Trust Series 2016-5 Class A1	1.95	11-15-2021	60,000	59,278
GM Financial Automobile Leasing Trust Series 2016-3 Class A4	1.78	5-20-2020	275,000	272,940
Hyundai Auto Receivables Trust Series 2016-B Class D	2.68	9-15-2023	130,000	127,449
Nissan Auto Receivables Owner Trust Series 2016-A Class A2	1.54	6-15-2021	430,000	424,208
Nissan Auto Receivables Owner Trust Series 2017-A Class A4	2.11	5-15-2023	15,000	14,727
Nissan Auto Receivables Owner Trust Series 2017-C Class A3	2.12	4-18-2022	290,000	286,955
Synchrony Credit Card Master Note Trust Series 2015-1 Class A	2.37	3-15-2023	425,000	422,214
Synchrony Credit Card Master Note Trust Series 2016-1 Class A	2.04	3-15-2022	120,000	119,503
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	175,000	171,173
Toyota Auto Receivables Owner Trust Series 2017-B Class A3	1.76	7-15-2021	425,000	419,675
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	487,000	471,177
World Omni Auto Receivables Trust Series 2016-A Class A4	1.61	1-15-2022	255,000	252,386
World Omni Auto Receivables Trust Series 2016-B Class A4	1.48	11-15-2022	192,000	186,589
World Omni Auto Receivables Trust Series 2017-A Class A3	1.93	9-15-2022	95,000	93,823
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	210,000	206,336
World Omni Auto Receivables Trust Series 2017-B Class A4	2.25	10-16-2023	205,000	200,778

Total Asset-Backed Securities (Cost $8,082,808)				7,970,614

Municipal Obligations : 0.88%

California : 0.30%
Bay Area CA Toll Authority Series 1 (Transportation Revenue)	6.26	4-1-2049	100,000	138,442
Bay Area CA Toll Authority Series 1 (Transportation Revenue)	6.92	4-1-2040	15,000	20,872
Bay Area CA Toll Authority Series 1 (Transportation Revenue)	7.04	4-1-2050	260,000	390,068
California Build America Bonds (GO Revenue)	5.70	11-1-2021	90,000	99,293
California Build America Bonds (GO Revenue)	6.20	10-1-2019	160,000	169,240
California Build America Bonds (GO Revenue)	7.55	4-1-2039	110,000	165,622
California Build America Bonds (GO Revenue)	7.60	11-1-2040	15,000	23,041
California Build America Bonds (GO Revenue)	7.63	3-1-2040	450,000	676,053
California Build America Bonds Taxable Various Purpose (GO Revenue)	7.50	4-1-2034	400,000	571,096
California Department of Water Resources Series P (Utilities Revenue)	2.00	5-1-2022	55,000	53,017
California Series B (Education Revenue)	3.90	11-1-2047	15,000	14,864
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	5,000	7,313
Los Angeles CA DW&P Build America Bonds (Utilities Revenue)	6.57	7-1-2045	175,000	248,561
Los Angeles CA Unified School District Build America Bonds (GO Revenue)	5.75	7-1-2034	15,000	18,400
Los Angeles CA Unified School District Build America Bonds (GO Revenue)	5.76	7-1-2029	160,000	189,418
Los Angeles CA Unified School District Build America Bonds (GO Revenue)	6.76	7-1-2034	160,000	213,032
University of California Series AD (Education Revenue)	4.86	5-15-2112	70,000	72,902

				3,071,234

Florida : 0.04%
Florida Board of Administrative Finance Series A (Miscellaneous Revenue)	2.64	7-1-2021	370,000	368,150

Georgia : 0.04%
Municipal Electric Authority of Georgia Build America Bonds (Utilities Revenue)	6.66	4-1-2057	330,000	401,052
Municipal Electric Authority of Georgia Build America Bonds (Utilities Revenue)	7.06	4-1-2057	10,000	11,814

				412,866

The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Illinois : 0.13%
Chicago IL Series B (GO Revenue)	6.31%	1-1-2044	$280,000	$280,706
Chicago IL Transit Authority Series B (Tax Revenue)	6.90	12-1-2040	260,000	340,881
Illinois Build America Bonds Series 3 (Miscellaneous Revenue)	6.73	4-1-2035	45,000	47,283
Illinois Taxable Pension (GO Revenue)	5.10	6-1-2033	710,000	669,409

				1,338,279

Kansas : 0.00%
Kansas Development Finance Authority Series H (Miscellaneous Revenue)	4.93	4-15-2045	5,000	5,385

Massachusetts : 0.01%
Massachusetts Build America Bonds (GO Revenue)	4.91	5-1-2029	130,000	146,553
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	5,000	5,471
Massachusetts Build America Bonds Series E (GO Revenue)	4.20	12-1-2021	10,000	10,410

				162,434

New Jersey : 0.09%
New Jersey EDA Series A (Miscellaneous Revenue, National Insured)	7.43	2-15-2029	395,000	486,999
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	320,000	455,011

				942,010

New York : 0.15%
New York Metropolitan Transportation Authority Build America Bonds Series E (Transportation Revenue)	6.67	11-15-2039	50,000	67,380
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds (Tax Revenue)	7.34	11-15-2039	210,000	311,392
New York NY Municipal Water Finance Authority (Water & Sewer Revenue)	5.44	6-15-2043	10,000	12,324
New York NY Municipal Water Finance Authority Series CC (Water & Sewer Revenue)	5.88	6-15-2044	350,000	459,774
New York NY Transitional Finance Authority Build America Bonds Subseries C-2 (Tax Revenue)	5.77	8-1-2036	240,000	288,583
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	380,000	409,655

				1,549,108

Ohio : 0.02%
American Municipal Power Ohio Incorporated Build America Bonds (Utilities Revenue)	5.94	2-15-2047	150,000	185,801
American Municipal Power Ohio Incorporated Build America Bonds Series E (Utilities Revenue)	6.27	2-15-2050	10,000	12,745
Ohio State University Build America Bonds (Education Revenue)	4.91	6-1-2040	5,000	5,812

				204,358

Oregon : 0.04%
Oregon (Tax Revenue)	5.76	6-1-2023	226,717	245,117
Oregon Department of Transportation Build America Bonds Series A (Tax Revenue)	5.83	11-15-2034	100,000	122,932

				368,049

Pennsylvania : 0.00%
Pennsylvania Turnpike Comission Series B (Transportation Revenue)	5.51	12-1-2045	5,000	6,167

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Texas : 0.06%
San Antonio TX (Utilities Revenue)	4.43%	2-1-2042	$120,000	$129,012
Texas Build America Bonds (Miscellaneous Revenue)	5.52	4-1-2039	400,000	503,900

				632,912

Total Municipal Obligations (Cost $9,247,559)				9,060,952

Non-Agency Mortgage-Backed Securities : 1.58%
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	20,437
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	54,055
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	535,000	543,005
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	1,465,000	1,475,000
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.76	2-10-2049	40,000	42,286
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.76	2-10-2049	95,000	98,056
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	129,145
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	141,000	138,120
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	355,000	348,784
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A4 ±±	4.24	7-10-2045	875,000	916,169
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	1,460,000	1,463,126
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	59,533
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.61	9-10-2047	390,000	394,586
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.46	12-10-2047	60,000	59,079
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	59,249
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.39	10-10-2049	65,000	63,641
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	1,055,000	1,072,649
Goldman Sachs Mortgage Securities Trust Series 2012-GC6 Class A3	3.48	1-10-2045	722,272	731,513
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	39,189
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	1,150,000	1,204,669
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	285,000	298,375
Goldman Sachs Mortgage Securities Trust Series 2017-GS5 Class A3	3.41	3-10-2050	600,000	595,199
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	20,000	20,844
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C17 Class B ±±	4.88	1-15-2047	40,000	41,994
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	580,000	571,817
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C30 Class A5	3.82	7-15-2048	1,450,000	1,482,524
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	1,395,000	1,423,651
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	20,000	19,980
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	60,123
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.36	8-15-2046	660,000	679,645
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	49,957
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	59,618
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	1,030,000	1,012,348
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	407,167

The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class A1	2.03%	5-15-2050	$574,361	$564,709

Total Non-Agency Mortgage-Backed Securities (Cost $16,696,185)				16,200,242

U.S. Treasury Securities : 49.31%
U.S. Treasury Bond	2.13	9-30-2024	4,065,000	3,903,988
U.S. Treasury Bond	2.13	11-30-2024	5,535,000	5,307,762
U.S. Treasury Bond	2.50	2-15-2046	3,595,000	3,171,885
U.S. Treasury Bond	2.75	8-15-2042	6,035,000	5,669,835
U.S. Treasury Bond	2.75	11-15-2042	6,085,000	5,708,966
U.S. Treasury Bond	2.88	5-15-2043	5,955,000	5,706,100
U.S. Treasury Bond	2.88	8-15-2045	1,985,000	1,892,341
U.S. Treasury Bond	3.00	5-15-2042	5,800,000	5,705,297
U.S. Treasury Bond	3.00	11-15-2044	585,000	571,860
U.S. Treasury Bond	3.00	5-15-2045	810,000	791,427
U.S. Treasury Bond	3.00	11-15-2045	55,000	53,702
U.S. Treasury Bond	3.00	2-15-2047	70,000	68,258
U.S. Treasury Bond	3.00	5-15-2047	25,556,000	24,909,114
U.S. Treasury Bond	3.00	2-15-2048	435,000	423,530
U.S. Treasury Bond	3.13	11-15-2041	5,670,000	5,702,337
U.S. Treasury Bond	3.13	2-15-2042	1,555,000	1,563,504
U.S. Treasury Bond	3.38	5-15-2044	1,565,000	1,636,464
U.S. Treasury Bond	3.63	8-15-2043	1,100,000	1,198,613
U.S. Treasury Bond	3.63	2-15-2044	35,000	38,151
U.S. Treasury Bond	3.75	8-15-2041	4,430,000	4,921,799
U.S. Treasury Bond	4.25	11-15-2040	2,775,000	3,307,995
U.S. Treasury Bond	4.75	2-15-2041	390,000	497,418
U.S. Treasury Bond	5.00	5-15-2037	4,554,000	5,882,487
U.S. Treasury Bond	5.25	2-15-2029	760,000	927,645
U.S. Treasury Bond	5.38	2-15-2031	2,017,000	2,551,190
U.S. Treasury Bond	5.50	8-15-2028	110,000	135,859
U.S. Treasury Bond	6.13	11-15-2027	3,685,000	4,699,814
U.S. Treasury Bond	6.38	8-15-2027	730,000	942,983
U.S. Treasury Note	0.75	7-15-2019	3,225,000	3,163,020
U.S. Treasury Note	0.75	8-15-2019	5,215,000	5,108,459
U.S. Treasury Note	1.00	3-15-2019	5,965,000	5,896,729
U.S. Treasury Note	1.00	9-30-2019	4,685,000	4,598,071
U.S. Treasury Note	1.00	11-15-2019	2,360,000	2,311,694
U.S. Treasury Note	1.00	11-30-2019	6,015,000	5,888,356
U.S. Treasury Note	1.13	5-31-2019	5,695,000	5,623,368
U.S. Treasury Note	1.13	12-31-2019	6,010,000	5,890,739
U.S. Treasury Note	1.13	4-30-2020	4,905,000	4,782,375
U.S. Treasury Note	1.13	2-28-2021	5,800,000	5,580,461
U.S. Treasury Note	1.13	6-30-2021	730,000	698,234
U.S. Treasury Note	1.13	9-30-2021	3,655,000	3,480,388
U.S. Treasury Note	1.25	3-31-2019	5,960,000	5,904,823
U.S. Treasury Note	1.25	4-30-2019	1,975,000	1,954,633
U.S. Treasury Note	1.25	5-31-2019	310,000	306,585
U.S. Treasury Note	1.25	6-30-2019	20,000	19,762
U.S. Treasury Note	1.25	3-31-2021	6,035,000	5,820,946
U.S. Treasury Note	1.25	10-31-2021	6,010,000	5,741,193
U.S. Treasury Note	1.38	12-15-2019	5,970,000	5,879,984
U.S. Treasury Note	1.38	2-15-2020	2,925,000	2,874,612
U.S. Treasury Note	1.38	9-30-2020	5,030,000	4,905,822
U.S. Treasury Note	1.38	10-31-2020	3,365,000	3,278,246
U.S. Treasury Note	1.38	1-31-2021	1,750,000	1,698,252
U.S. Treasury Note	1.38	4-30-2021	6,025,000	5,825,893
U.S. Treasury Note	1.38	6-30-2023	6,170,000	5,770,637
U.S. Treasury Note	1.38	8-31-2023	435,000	405,671
U.S. Treasury Note	1.38	9-30-2023	6,135,000	5,714,177
U.S. Treasury Note	1.50	3-31-2019	280,000	278,163
U.S. Treasury Note	1.50	11-30-2019	5,950,000	5,875,393

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.50%	6-15-2020	$46,000,000	$45,151,875
U.S. Treasury Note	1.50	3-31-2023	6,085,000	5,750,087
U.S. Treasury Note	1.50	8-15-2026	1,680,000	1,507,800
U.S. Treasury Note	1.63	3-31-2019	365,000	363,047
U.S. Treasury Note	1.63	4-30-2019	5,915,000	5,880,573
U.S. Treasury Note	1.63	12-31-2019	5,935,000	5,868,231
U.S. Treasury Note	1.63	3-15-2020	10,000	9,867
U.S. Treasury Note	1.63	8-15-2022	5,765,000	5,527,869
U.S. Treasury Note	1.63	11-15-2022	2,035,000	1,944,458
U.S. Treasury Note	1.63	4-30-2023	3,940,000	3,741,307
U.S. Treasury Note	1.63	5-31-2023	6,085,000	5,771,955
U.S. Treasury Note	1.63	10-31-2023	6,080,000	5,735,150
U.S. Treasury Note	1.63	2-15-2026	6,240,000	5,696,925
U.S. Treasury Note	1.63	5-15-2026	6,285,000	5,719,350
U.S. Treasury Note	1.75	10-31-2020	3,080,000	3,029,469
U.S. Treasury Note	1.75	12-31-2020	10,000	9,821
U.S. Treasury Note	1.75	11-30-2021	5,965,000	5,796,302
U.S. Treasury Note	1.75	2-28-2022	1,030,000	997,933
U.S. Treasury Note	1.75	6-30-2022	28,353,000	27,359,538
U.S. Treasury Note	1.75	9-30-2022	5,450,000	5,243,496
U.S. Treasury Note	1.75	5-15-2023	775,000	740,125
U.S. Treasury Note	1.88	11-30-2021	5,925,000	5,786,364
U.S. Treasury Note	1.88	7-31-2022	1,670,000	1,618,334
U.S. Treasury Note	1.88	9-30-2022	3,245,000	3,139,411
U.S. Treasury Note	2.00	5-31-2021	5,890,000	5,803,031
U.S. Treasury Note	2.00	10-31-2021	1,160,000	1,138,114
U.S. Treasury Note	2.00	12-31-2021	3,630,000	3,556,266
U.S. Treasury Note	2.00	10-31-2022	1,990,000	1,934,264
U.S. Treasury Note	2.00	2-15-2023	30,000	29,093
U.S. Treasury Note	2.00	6-30-2024	16,186,000	15,466,482
U.S. Treasury Note	2.00	2-15-2025	4,330,000	4,108,595
U.S. Treasury Note	2.00	8-15-2025	6,025,000	5,691,507
U.S. Treasury Note	2.13	12-31-2021	3,880,000	3,819,830
U.S. Treasury Note	2.13	12-31-2022	3,190,000	3,114,861
U.S. Treasury Note	2.13	11-30-2023	4,850,000	4,697,680
U.S. Treasury Note	2.13	7-31-2024	2,455,000	2,361,883
U.S. Treasury Note	2.13	5-15-2025	160,000	152,794
U.S. Treasury Note	2.25	3-31-2021	5,810,000	5,775,957
U.S. Treasury Note	2.25	4-30-2021	5,825,000	5,787,911
U.S. Treasury Note	2.25	7-31-2021	5,580,000	5,532,919
U.S. Treasury Note	2.25	10-31-2024	4,675,000	4,521,602
U.S. Treasury Note	2.25	11-15-2024	4,275,000	4,132,222
U.S. Treasury Note	2.25	12-31-2024	3,550,000	3,429,494
U.S. Treasury Note	2.25	11-15-2025	950,000	911,555
U.S. Treasury Note	2.25	2-15-2027	2,530,000	2,403,500
U.S. Treasury Note	2.25	8-15-2027	4,565,000	4,324,803
U.S. Treasury Note	2.38	8-15-2024	3,705,000	3,617,440
U.S. Treasury Note	2.38	5-15-2027	11,113,000	10,658,930
U.S. Treasury Note	2.50	8-15-2023	5,540,000	5,485,682
U.S. Treasury Note	2.75	11-15-2023	50,000	50,098
U.S. Treasury Note	2.75	2-15-2028	1,660,000	1,642,168
U.S. Treasury Note	3.13	5-15-2019	5,680,000	5,745,675
U.S. Treasury Note	3.13	5-15-2021	2,430,000	2,478,410
U.S. Treasury Note	3.38	11-15-2019	5,685,000	5,792,926
U.S. Treasury Note	6.00	2-15-2026	2,955,000	3,627,263
U.S. Treasury Note	6.50	11-15-2026	2,290,000	2,935,673
U.S. Treasury Note	7.25	8-15-2022	3,150,000	3,769,910
U.S. Treasury Note	8.00	11-15-2021	760,000	907,042
U.S. Treasury Note	8.13	8-15-2019	55,000	59,750
U.S. Treasury Note	8.13	5-15-2021	2,490,000	2,924,096
U.S. Treasury Note	8.75	5-15-2020	1,865,000	2,126,391

Total U.S. Treasury Securities (Cost $520,113,194)				506,072,114

The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes : 1.00%

Energy : 0.55%

Oil, Gas & Consumable Fuels : 0.55%
Ecopetrol SA	5.88%	9-18-2023	$520,000	$563,550
Ecopetrol SA	7.38	9-18-2043	40,000	47,588
Nexen Incorporated	7.50	7-30-2039	320,000	447,060
Nexen Incorporated	7.88	3-15-2032	200,000	274,020
Petroleos Mexicanos Company	5.50	6-27-2044	1,720,000	1,540,260
Petroleos Mexicanos Company 144A	6.50	3-13-2027	530,000	565,775
Petroleos Mexicanos Company	6.50	6-2-2041	110,000	109,973
Petroleos Mexicanos Company	6.63	6-15-2038	510,000	515,483
Petroleos Mexicanos Company	8.00	5-3-2019	1,080,000	1,139,918
Statoil ASA	2.90	11-8-2020	110,000	110,229
Statoil ASA	4.80	11-8-2043	310,000	349,047

				5,662,903

Financials : 0.45%

Banks : 0.45%
Corporacion Andina de Fomento	2.13	9-27-2021	10,000	9,687
Corporación Andina de Fomento	4.38	6-15-2022	270,000	283,435
Export-Import Bank of Korea	2.88	1-21-2025	400,000	378,724
Export-Import Bank of Korea	5.13	6-29-2020	980,000	1,024,677
Japan Bank for International Cooperation	1.88	4-20-2021	2,280,000	2,219,341
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	344,498
Nordic Investment Bank	1.25	8-2-2021	400,000	381,671

				4,642,033

Total Yankee Corporate Bonds and Notes (Cost $10,448,342)				10,304,936

Yankee Government Bonds : 5.27%
African Development Bank	1.13	9-20-2019	880,000	863,632
Asian Development Bank	1.63	5-5-2020	140,000	137,559
Asian Development Bank	2.00	2-16-2022	1,620,000	1,576,699
Asian Development Bank	2.00	4-24-2026	300,000	278,650
Asian Development Bank	2.63	1-12-2027	900,000	871,956
Asian Development Bank	5.82	6-16-2028	10,000	12,129
Asian Development Bank	6.22	8-15-2027	330,000	406,893
Canada	2.00	11-15-2022	70,000	67,649
Council of Europe	1.88	1-27-2020	370,000	366,365
European Bank for Reconstruction and Development	0.88	7-22-2019	60,000	58,818
European Bank for Reconstruction and Development	2.13	3-7-2022	780,000	761,838
European Investment Bank	1.25	5-15-2019	400,000	395,194
European Investment Bank	1.25	12-16-2019	1,150,000	1,127,044
European Investment Bank	1.38	6-15-2020	1,740,000	1,696,143
European Investment Bank	1.63	8-14-2020	570,000	557,827
European Investment Bank	1.63	12-15-2020	280,000	272,719
European Investment Bank	1.88	3-15-2019	170,000	169,391
European Investment Bank	1.88	2-10-2025	110,000	102,364
European Investment Bank	2.13	10-15-2021	750,000	735,355
European Investment Bank	2.38	6-15-2022	1,540,000	1,514,658
European Investment Bank	3.25	1-29-2024	100,000	101,706
Export Development Canada	2.00	11-30-2020	170,000	167,725
Export Development Canada	1.63	1-17-2020	900,000	887,423
FMS Wertmanagement	1.75	3-17-2020	550,000	542,453
Hydro-Quebec	9.40	2-1-2021	1,115,000	1,311,266
Inter-American Development Bank	1.75	4-14-2022	1,140,000	1,097,671
Inter-American Development Bank	2.13	1-18-2022	590,000	577,907
Inter-American Development Bank	2.13	1-15-2025	690,000	656,970
Inter-American Development Bank	3.20	8-7-2042	50,000	48,088

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Inter-American Development Bank	3.88%	2-14-2020	$140,000	$143,944
Inter-American Development Bank	3.88	10-28-2041	20,000	21,558
Inter-American Development Bank	4.38	1-24-2044	40,000	46,175
International Bank for Reconstruction & Development	1.13	8-10-2020	660,000	638,693
International Bank for Reconstruction & Development	1.25	7-26-2019	2,115,000	2,084,626
International Bank for Reconstruction & Development	1.38	3-30-2020	550,000	538,351
International Bank for Reconstruction & Development	1.38	5-24-2021	890,000	856,128
International Bank for Reconstruction & Development	1.75	9-14-2022	1,180,000	1,129,516
International Bank for Reconstruction & Development	1.88	3-15-2019	840,000	837,287
International Bank for Reconstruction & Development	2.00	1-26-2022	240,000	233,632
International Bank for Reconstruction & Development	2.50	7-29-2025	250,000	242,022
International Bank for Reconstruction & Development	4.75	2-15-2035	130,000	155,745
International Finance Corporation	1.75	9-16-2019	590,000	584,696
Israel Government AID Bond	5.50	4-26-2024	60,000	68,618
Italy	5.38	6-15-2033	200,000	227,090
Italy	6.88	9-27-2023	100,000	116,410
KfW	1.25	9-30-2019	530,000	520,930
KfW	1.50	6-15-2021	2,400,000	2,313,162
KfW	2.00	5-2-2025	40,000	37,503
KfW	2.13	3-7-2022	1,820,000	1,777,057
KfW	2.13	6-15-2022	130,000	126,672
KfW	2.13	1-17-2023	1,500,000	1,451,122
KfW	2.75	9-8-2020	2,120,000	2,130,935
Korea Development Bank	2.25	5-18-2020	650,000	638,402
Korea Development Bank	3.00	3-17-2019	210,000	210,215
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,050
Landwirtschaftliche Rentenbank	2.25	10-1-2021	900,000	887,579
Oesterreichische Kontrollbank Aktiengesellschaft	1.13	4-26-2019	930,000	917,429
Oriental Republic of Uruguay	5.10	6-18-2050	695,000	721,758
Province of Alberta	1.90	12-6-2019	230,000	227,409
Province of Alberta	2.20	7-26-2022	90,000	87,151
Province of British Columbia	2.00	10-23-2022	15,000	14,413
Province of British Columbia	2.25	6-2-2026	390,000	363,588
Province of Manitoba	2.10	9-6-2022	350,000	336,692
Province of Manitoba	2.13	6-22-2026	20,000	18,284
Province of Ontario	1.88	5-21-2020	140,000	137,813
Province of Ontario	2.50	4-27-2026	790,000	749,223
Province of Ontario	3.20	5-16-2024	5,000	5,014
Province of Ontario	4.40	4-14-2020	580,000	601,317
Province of Quebec	2.50	4-20-2026	75,000	71,299
Province of Quebec	2.63	2-13-2023	60,000	58,933
Republic of Chile	2.25	10-30-2022	200,000	191,500
Republic of Chile	3.63	10-30-2042	285,000	267,188
Republic of Colombia	4.38	7-12-2021	570,000	590,235
Republic of Colombia	6.13	1-18-2041	335,000	381,565
Republic of Colombia	7.38	9-18-2037	610,000	778,665
Republic of Hungary	4.00	3-25-2019	610,000	618,040
Republic of Hungary	5.38	3-25-2024	15,000	16,389
Republic of Hungary	6.38	3-29-2021	30,000	32,760
Republic of Hungary	7.63	3-29-2041	245,000	354,638
Republic of Indonesia	2.95	1-11-2023	200,000	193,102
Republic of Korea	3.88	9-11-2023	415,000	427,907
Republic of Panama	6.70	1-26-2036	95,000	120,555
Republic of Panama	9.38	4-1-2029	595,000	877,328
Republic of Peru	6.55	3-14-2037	120,000	154,860
Republic of Peru	5.63	11-18-2050	420,000	501,900
Republic of Peru	7.35	7-21-2025	130,000	162,045
Republic of Poland	3.00	3-17-2023	960,000	949,018
Republic of Poland	3.25	4-6-2026	10,000	9,865
Republic of Poland	5.13	4-21-2021	10,000	10,632
Republic of the Philippines	4.00	1-15-2021	105,000	107,688
Republic of the Philippines	5.50	3-30-2026	705,000	797,295
Republic of the Philippines	6.38	1-15-2032	200,000	247,438
Republic of the Philippines	6.38	10-23-2034	475,000	603,428

The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — February 28, 2018

Security name		Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of the Philippines		8.38%	6-17-2019	$300,000	$321,456
State of Israel		2.88	3-16-2026	205,000	196,368
State of Israel		4.00	6-30-2022	365,000	377,680
State of Israel		5.50	12-4-2023	240,000	273,864
State of Israel		5.50	9-18-2033	176,000	226,873
Swedish Export Credit ¤		0.00	5-11-2037	175,000	88,014
Swedish Export Credit		1.88	6-23-2020	800,000	787,550
Ukraine		1.47	9-29-2021	540,000	519,251
United Mexican States		4.00	10-2-2023	445,000	453,455
United Mexican States		4.15	3-28-2027	420,000	419,370
United Mexican States		4.35	1-15-2047	225,000	203,850
United Mexican States		5.75	10-12-2099	565,000	570,650
United Mexican States		7.50	4-8-2033	715,000	946,481
United Mexican States		8.30	8-15-2031	390,000	587,009

Total Yankee Government Bonds (Cost $55,253,493)					54,067,445

		Yield		Shares
Short-Term Investments : 7.10%

Investment Companies : 7.10%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.29		72,834,127	72,834,127

Total Short-Term Investments (Cost $72,834,127)					72,834,127

Total investments in securities (Cost $1,122,765,524)	106.81%				1,096,321,661

Other assets and liabilities, net	(6.81)				(69,892,734)

Total net assets	100.00%				$1,026,428,927

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	%% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	584,408,627	511,574,500	72,834,127	$0	$0	$589,411	$72,834,127	7.10%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Emerging Markets Bond Portfolio

Security name	Interest rate	Expiration date	Shares	Value

Participation Notes : 0.43%

United Kingdom : 0.43%
Biz Finance PLC (State Export-Import Ukreximbank) (Financials, Banks)	9.63%	4-27-2022	300,000	$318,840

Total Participation Notes (Cost $315,375)				318,840

		Maturity date	Principal
Yankee Corporate Bonds and Notes : 13.32%

Azerbaijan : 0.93%
State Oil Company of the Azerbaijan Republic (Energy, Oil, Gas & Consumable Fuels )	4.75	3-13-2023	$700,000	699,160

Chile : 1.37%
Banco del Estado de Chile (Financials, Banks )	4.13	10-7-2020	300,000	306,901
Codelco Incorporated (Materials, Metals & Mining )	4.88	11-4-2044	250,000	263,756
Codelco Incorporated (Materials, Metals & Mining )	5.63	9-21-2035	400,000	456,981

				1,027,638

China : 3.41%
Chinalco Capital Holding Company (Materials, Metals & Mining )	4.00	8-25-2021	650,000	638,819
Export-Import Bank of China (Financials, Banks )	2.00	4-26-2021	1,000,000	964,883
Sinochem Capital Company Limited (5 Year Treasury Constant Maturity +4.30%) (Materials, Chemicals ) ±	5.00	12-29-2049	25,000	25,250
Sinopec Group Overseas Development (2014) Limited (3 Month LIBOR +0.92%) (Energy, Oil, Gas & Consumable Fuels ) ±	2.63	4-10-2019	200,000	200,727
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels )	4.10	4-28-2045	200,000	189,830
Sinopec Group Overseas Development (2016) Limited (Energy, Oil, Gas & Consumable Fuels )	1.75	9-29-2019	550,000	539,229

				2,558,738

Indonesia : 0.92%
PT Pertamina Persero (Energy, Oil, Gas & Consumable Fuels )	5.63	5-20-2043	200,000	205,766
PT Perusahaan Listrik Negara (Utilities, Electric Utilities )	4.13	5-15-2027	500,000	484,573

				690,339

Kazakhstan : 0.62%
KazMunayGas National Company JSC (Energy, Oil, Gas & Consumable Fuels )	5.75	4-30-2043	450,000	463,329

Malaysia : 0.55%
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels )	3.13	3-18-2022	200,000	199,030
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels )	3.50	3-18-2025	216,000	215,017

				414,047

Mexico : 2.75%
Mexico City Airport Trust (Industrials, Airlines )	5.50	7-31-2047	200,000	186,750
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	3.50	1-30-2023	425,000	409,275
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	4.88	1-24-2022	850,000	872,908
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	5.38	3-13-2022	225,000	235,125
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	5.63	1-23-2046	400,000	358,160

				2,062,218

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Peru : 0.73%
Corp Financiera de Desarrollo SA (Financials, Banks )	3.25%	7-15-2019	$250,000	$250,000
Petroleos del Peru SA (Energy, Oil, Gas & Consumable Fuels )	4.75	6-19-2032	300,000	294,750

				544,750

Russia : 0.40%
Vnesheconombank (Finance, Banks )	5.94	11-21-2023	275,000	297,397

South Africa : 0.65%
Eskom Holdings SOC Limited (Utilities, Electric Utilities)	5.75	1-26-2021	275,000	278,102
Eskom Holdings SOC Limited (Utilities, Electric Utilities )	6.75	8-6-2023	200,000	206,588

				484,690

Turkey : 0.33%
TC Ziraat Bankasi AS (Financials, Banks )	4.25	7-3-2019	250,000	250,000

United Kingdom : 0.29%
State Savings Bank of Ukraine JSC (Finance, Banks )	9.63	3-20-2025	200,000	215,500

Venezuela : 0.37%
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels ) ††	5.38	4-12-2027	200,000	49,800
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels )	6.00	11-15-2026	225,000	56,475
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels )	9.00	11-17-2021	600,000	169,320

				275,595

Total Yankee Corporate Bonds and Notes (Cost $10,245,023)				9,983,401

Yankee Government Bonds : 84.35%
Arab Republic of Egypt	5.75	4-29-2020	200,000	206,224
Arab Republic of Egypt	5.88	6-11-2025	37,000	37,219
Arab Republic of Egypt	6.13	1-31-2022	200,000	207,224
Arab Republic of Egypt	8.50	1-31-2047	750,000	839,654
Banco Nacional de Desenvolvimento Economico e Social	4.00	4-14-2019	300,000	302,700
China Development Bank	4.00	1-24-2037	600,000	584,065
Dominican Republic	5.95	1-25-2027	1,950,000	2,064,075
Export-Import Bank of India	4.00	1-14-2023	275,000	278,346
Federation of Malaysia	3.18	4-27-2026	900,000	877,914
Federative Republic of Brazil	5.63	1-7-2041	450,000	434,250
Federative Republic of Brazil	6.00	4-7-2026	1,223,000	1,338,574
Federative Republic of Brazil	10.13	5-15-2027	425,000	592,025
Government of Jamaica	6.75	4-28-2028	325,000	363,188
Government of Jamaica	7.88	7-28-2045	300,000	364,500
Islamic Republic of Pakistan	8.25	4-15-2024	550,000	592,823
Kingdom of Jordan	5.75	1-31-2027	500,000	496,290
Kingdom of Morocco	5.50	12-11-2042	200,000	216,500
Lebanese Republic	6.00	1-27-2023	850,000	815,823
Lebanese Republic	6.38	3-9-2020	200,000	198,440
Lebanese Republic	6.60	11-27-2026	500,000	468,750
Lebanese Republic	7.05	11-2-2035	200,000	182,144
Lebanese Republic	8.25	4-12-2021	350,000	363,261
Mongolia Government	5.63	5-1-2023	450,000	446,607
Oman Government International Bond	4.75	6-15-2026	375,000	360,469
Oriental Republic of Uruguay	4.13	11-20-2045	1,200,000	1,131,000
Oriental Republic of Uruguay	4.50	8-14-2024	500,000	528,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Emerging Markets Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Oriental Republic of Uruguay	5.10%	6-18-2050	$25,000	$25,963
Republic of Angola	9.50	11-12-2025	250,000	279,525
Republic of Argentina	5.63	1-26-2022	1,500,000	1,527,750
Republic of Argentina	7.50	4-22-2026	225,000	240,300
Republic of Argentina	7.63	4-22-2046	1,000,000	992,000
Republic of Armenia	6.00	9-30-2020	200,000	206,868
Republic of Azerbaijan	3.50	9-1-2032	200,000	168,240
Republic of Belarus	7.63	6-29-2027	200,000	225,844
Republic of Chile	3.86	6-21-2047	550,000	522,500
Republic of Colombia	3.88	4-25-2027	1,743,000	1,697,682
Republic of Colombia	5.00	6-15-2045	586,000	583,070
Republic of Costa Rica	7.00	4-4-2044	550,000	570,675
Republic of Croatia	6.00	1-26-2024	425,000	466,397
Republic of Croatia	6.63	7-14-2020	628,000	673,028
Republic of Ecuador 144A	7.88	1-23-2028	200,000	200,000
Republic of Ecuador	7.95	6-20-2024	350,000	358,750
Republic of Ecuador	10.50	3-24-2020	700,000	756,700
Republic of Ecuador	9.63	6-2-2027	500,000	550,750
Republic of Ecuador	10.50	3-24-2020	425,000	459,425
Republic of El Salvador	7.65	6-15-2035	547,000	577,359
Republic of Gabon	6.38	12-12-2024	350,000	343,945
Republic of Ghana	8.13	1-18-2026	225,000	245,232
Republic of Ghana	9.25	9-15-2022	200,000	224,790
Republic of Guatemala	4.38	6-5-2027	400,000	389,000
Republic of Honduras	6.25	1-19-2027	300,000	311,193
Republic of Hungary	5.38	2-21-2023	1,550,000	1,676,325
Republic of Hungary	5.38	3-25-2024	200,000	218,514
Republic of Hungary	6.25	1-29-2020	450,000	478,013
Republic of Indonesia	4.55	3-29-2026	500,000	510,935
Republic of Indonesia	4.63	4-15-2043	200,000	196,923
Republic of Indonesia	5.88	1-15-2024	1,600,000	1,761,677
Republic of Indonesia	7.75	1-17-2038	275,000	372,565
Republic of Iraq	5.80	1-15-2028	500,000	482,244
Republic of Ivory Coast	5.38	7-23-2024	375,000	370,313
Republic of Ivory Coast	6.13	6-15-2033	250,000	241,250
Republic of Kazakhstan	3.88	10-14-2024	944,000	962,880
Republic of Kazakhstan	4.88	10-14-2044	300,000	305,186
Republic of Kenya	6.88	6-24-2024	400,000	412,500
Republic of Lithuania	6.63	2-1-2022	750,000	843,813
Republic of Namibia	5.50	11-3-2021	200,000	206,896
Republic of Nigeria	6.50	11-28-2027	550,000	556,094
Republic of Nigeria	7.88	2-16-2032	300,000	323,346
Republic of Panama	4.00	9-22-2024	1,663,000	1,712,890
Republic of Panama	4.50	5-15-2047	400,000	407,200
Republic of Panama	5.20	1-30-2020	200,000	209,000
Republic of Paraguay	4.63	1-25-2023	225,000	230,625
Republic of Paraguay	5.00	4-15-2026	250,000	261,250
Republic of Peru	6.55	3-14-2037	765,000	987,233
Republic of Peru	7.35	7-21-2025	200,000	249,300
Republic of Peru	8.75	11-21-2033	325,000	490,750
Republic of Philippines	3.70	2-2-2042	700,000	658,858
Republic of Philippines	3.95	1-20-2040	317,000	310,021
Republic of Philippines	5.50	3-30-2026	379,000	428,617
Republic of Philippines	6.38	1-15-2032	300,000	371,157
Republic of Poland	3.25	4-6-2026	1,300,000	1,282,450
Republic of Poland	5.13	4-21-2021	625,000	664,469
Republic of Senegal	8.75	5-13-2021	350,000	396,799
Republic of Serbia	4.88	2-25-2020	425,000	434,817
Republic of South Africa	4.85	9-27-2027	450,000	446,040
Republic of South Africa	4.88	4-14-2026	850,000	852,023
Republic of South Africa	6.25	3-8-2041	200,000	215,600

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — February 28, 2018

Security name		Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of the Philippines		8.38%	6-17-2019	$1,000,000	$1,071,520
Republic of Turkey		3.25	3-23-2023	250,000	233,125
Republic of Turkey		5.63	3-30-2021	411,000	427,211
Republic of Turkey		6.63	2-17-2045	1,250,000	1,265,115
Republic of Turkey		8.00	2-14-2034	200,000	234,000
Republic of Venezuela†		6.00	12-9-2020	225,000	59,063
Republic of Venezuela††		7.00	3-31-2038	200,000	52,000
Republic of Venezuela†		9.00	5-7-2023	1,010,000	270,175
Republic of Venezuela††		9.25	9-15-2027	300,000	84,000
Republic of Zambia		8.50	4-14-2024	200,000	211,230
Republic of Zambia		8.97	7-30-2027	200,000	213,380
Romania		6.13	1-22-2044	200,000	241,500
Romania		6.75	2-7-2022	802,000	895,032
Russian Federation		4.50	4-4-2022	400,000	415,779
Russian Federation		5.25	6-23-2047	200,000	207,884
Russian Federation		7.50	3-31-2030	451,250	513,468
Russian Federation		12.75	6-24-2028	950,000	1,609,995
Socialist Republic of Vietnam		4.80	11-19-2024	250,000	256,557
Sri Lanka		6.25	7-27-2021	1,850,000	1,917,614
Sultanate of Oman		5.38	3-8-2027	1,097,000	1,088,059
Sultanate of Oman		6.50	3-8-2047	400,000	392,000
Trinidad & Tobago Government		4.38	1-16-2024	300,000	308,145
Ukraine Government		7.75	9-1-2019	200,000	208,420
Ukraine Government		7.75	9-1-2020	225,000	236,642
Ukraine Government		7.75	9-1-2023	550,000	576,121
Ukraine Government		7.75	9-1-2025	600,000	618,041
Ukraine Government		7.75	9-1-2026	250,000	256,835
United Mexican States		6.75	9-27-2034	1,400,000	1,743,700
ZAR Sovereign Capital Fund Proprietary Limited		3.90	6-24-2020	200,000	201,625

Total Yankee Government Bonds (Cost $64,680,504					63,223,860

Total investments in securities (Cost $75,240,902)	98.10%				73,526,101

Other assets and liabilities, net	1.90				1,427,579

Total net assets	100.00%				$74,953,680

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
††	On the last interest date, partial interest was paid.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Emerging Markets Bond Portfolio

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class*	0	47,448,740	47,448,740	0	$0	$0	$9,498

*	No longer held at the end of the period.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

Common Stocks : 93.04%

Brazil : 4.05%
Arezzo Industria e Comercio SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,500	$95,029
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)†	70,900	324,268
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail)†	21,235	155,589
Banco BTG Pactual SA (Financials, Capital Markets)	100,824	715,447
Banco Santander (Brasil) SA (Financials, Banks)	13,000	86,082
CCR SA (Industrials, Transportation Infrastructure)	142,082	555,743
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	39,941	463,143
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	7,459	101,195
Companhia Hering SA (Consumer Discretionary, Specialty Retail)	18,310	129,702
CPFL Energias SA (Utilities, Electric Utilities)	31,412	232,864
CPFL Energias Renovaveis SA (Utilities, Independent Power & Renewable Electricity Producers)†	9,200	45,676
CVC Brasil Operadora e Agencia de Viagens SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,564	269,107
Duratex SA (Materials, Paper & Forest Products)	37,100	130,145
Ecorodovias Infraestrutura Logistica SA (Industrials, Transportation Infrastructure)	23,500	72,739
EDP Energias do Brasil SA (Utilities, Electric Utilities)	33,947	139,054
Embraer SA (Industrials, Aerospace & Defense)	75,330	504,845
Eneva SA (Utilities, Independent Power & Renewable Electricity Producers)†	36,200	150,736
Engie Brasil Energia SA (Utilities, Independent Power & Renewable Electricity Producers)	16,000	192,922
Equatorial Energia SA (Utilities, Electric Utilities)	19,014	419,293
Estacio Participacoes SA (Consumer Discretionary, Diversified Consumer Services)	36,833	384,563
Fibria Celulose SA (Materials, Paper & Forest Products)	23,966	455,198
Fleury SA (Health Care, Health Care Providers & Services)	24,905	208,098
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	13,440	117,598
Hypermarcas SA (Consumer Staples, Personal Products)	42,436	451,166
Iguatemi Empresa de Shopping Centers SA (Real Estate, Real Estate Management & Development)	8,480	103,137
Iochpe Maxion SA (Industrials, Machinery)	13,200	89,805
IRB-Brasil Resseguros SA (Financials, Insurance)	31,200	371,875
JBS SA (Consumer Staples, Food Products)	120,329	367,261
Kroton Educacional SA (Consumer Discretionary, Diversified Consumer Services)	185,669	886,344
Light SA (Utilities, Electric Utilities)†	11,200	52,673
Linx SA (Information Technology, Software)	16,600	97,037
Localiza Rent A Car SA (Industrials, Road & Rail)	54,921	438,773
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	82,133	873,212
M Dias Branco SA (Consumer Staples, Food Products)	15,455	284,786
Magazine Luiza SA (Consumer Discretionary, Multiline Retail)	9,600	269,204
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	35,600	166,438
Multiplus SA (Consumer Discretionary, Media)	6,500	68,926
Natura Cosmeticos SA (Consumer Staples, Personal Products)	30,476	322,228
Odontoprev SA (Health Care, Health Care Providers & Services)	28,762	135,621
Porto Seguro SA (Financials, Insurance)	11,268	158,909
Qualicorp SA (Health Care, Health Care Providers & Services)	25,101	222,259
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	27,333	654,430
Rumo SA (Industrials, Road & Rail)†	130,175	570,911
Sao Martinho SA (Consumer Staples, Food Products)	20,711	117,049
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)	106,514	462,548
Totvs SA (Information Technology, Software)	13,600	127,920
Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	44,998	1,044,119
WEG SA (Industrials, Machinery)	62,910	453,578

		14,739,245

Chile : 2.77%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	355,591	109,381
Aguas Andinas SA Class A (Utilities, Water Utilities)	290,148	194,108
Almendral SA (Telecommunication Services, Wireless Telecommunication Services)	602,621	54,294
Antarchile SA (Industrials, Industrial Conglomerates)	18,502	369,592
Banco de Chile (Financials, Banks)	3,479,401	593,215
Banco de Credito e Inversiones (Financials, Banks)	6,333	474,613
Banco Santander Chile (Financials, Banks)	3,167,038	261,169
Banmedica SA (Health Care, Health Care Providers & Services)	36,898	124,044

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Chile (continued)
CAP SA (Materials, Metals & Mining)	7,934	$112,891
Cencosud SA (Consumer Staples, Food & Staples Retailing)	162,173	496,125
Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	750,216	180,328
Compania Cervecerias Unidas SA (Consumer Staples, Beverages)	21,010	295,239
Empresa Nacional de Telecomunicaciones SA (Telecommunication Services, Wireless Telecommunication Services)	16,528	192,512
Empresas CMPC SA (Materials, Paper & Forest Products)	135,607	524,266
Empresas Copec SA (Energy, Oil, Gas & Consumable Fuels)	58,342	941,345
Enel Americas SA (Utilities, Electric Utilities)	2,406,845	557,897
Enel Chile SA (Utilities, Electric Utilities)	1,643,841	203,256
Enel Generacion Chile SA (Utilities, Independent Power & Renewable Electricity Producers)	365,607	342,082
Engie Energia Chile SA (Utilities, Electric Utilities)	55,287	122,246
Grupo Security SA (Financials, Diversified Financial Services)	287,560	157,285
Inversiones Aguas Metropolitanas SA (Utilities, Water Utilities)	35,089	66,059
Itau CorpBanca SA (Financials, Banks)	22,963,719	234,300
LANTAM Airlines Group SA (Industrials, Airlines)	44,147	715,772
Molibdenos Y Metales SA (Materials, Metals & Mining)	1,265	18,012
Parque Arauco SA (Real Estate, Real Estate Management & Development)	67,209	216,905
Quinenco SA (Industrials, Industrial Conglomerates)	42,439	142,664
Ripley Corporation SA (Consumer Discretionary, Multiline Retail)	126,927	135,265
SACI Falabella (Consumer Discretionary, Multiline Retail)	130,164	1,317,349
Salfacorp SA (Industrials, Construction & Engineering)	43,198	87,497
Sigdo Koppers SA (Industrials, Industrial Conglomerates)	63,901	130,504
Sociedad Matriz del Banco de Chile SA Class B (Financials, Banks)	611,657	326,432
Sociedad Matriz SAAM SA (Industrials, Transportation Infrastructure)	814,905	90,405
Sonda SA (Information Technology, IT Services)	48,655	98,223
Vina Concha y Toro SA (Consumer Staples, Beverages)	78,517	169,866

		10,055,141

China : 8.96%
Agricultural Bank of China Limited H Shares (Financials, Banks)	2,910,000	1,598,901
Air China H Shares (Industrials, Airlines)	200,000	301,897
Aluminum Corporation of China Limited H Shares (Materials, Metals & Mining)†	420,000	249,670
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	121,000	642,877
Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	14,900	80,384
BAIC Motor Corporation Limited H Shares (Consumer Discretionary, Auto Components)144A	112,000	140,908
BBMG Corporation (Materials, Construction Materials)	212,000	102,809
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	156,000	230,435
Boe Technology Group Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	98,600	56,166
CGN Power Company Limited H Shares (Utilities, Independent Power and Renewable Electricity Producers)	1,147,000	307,431
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	1,136,000	423,757
China CITIC Bank H Shares (Financials, Banks)	941,351	680,711
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	512,000	569,231
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	304,000	179,712
China Cosco Holdings Company Limited (Industrials, Marine)	280,000	145,869
China Eastern Airlines Company H Shares (Industrials, Airlines)	174,000	146,525
China Energy Engineering Corporation Limited H Shares (Industrials, Construction & Engineering)	884,000	164,919
China Everbright Bank Company Limited H Shares (Financials, Banks)	239,000	122,310
China Huarong Asset Management Company Limited H Shares (Financials, Capital Markets)	1,210,000	546,055
China International Capital Corporation Limited H Shares (Financials, Diversified Financial Services)	59,200	114,855
China Merchants Bank Company Limited H Shares (Financials, Banks)	385,000	1,605,110
China Merchants Securities H Shares (Financials, Capital Markets)	95,800	142,254
China Minsheng Banking Corporation Limited H Shares (Financials, Banks)	628,000	650,509
China Molybdenum Company Limited H Shares (Materials, Metals & Mining)	336,000	270,290
China National Building Material Company Limited H Shares (Materials, Construction Materials)	280,000	274,711
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,520,000	2,000,050
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	227,000	242,928

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

China (continued)
China Railway Group Limited H Shares (Industrials, Construction & Engineering)	441,000	$318,692
China Resources Gas Group Limited (Utilities, Gas Utilities)	94,000	314,674
China Shenhua Energy Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	348,000	984,945
China Southern Airlines Company H Shares (Industrials, Airlines)	172,000	230,112
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	1,622,000	707,216
China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	118,200	524,423
Chongqing Changchun Automobile Class B (Consumer Discretionary, Automobiles)	100,900	112,428
Chongqing Rural Commercial Bank (Financials, Banks)	262,000	210,994
COSCO Shipping Development Company Limited H Shares (Industrials, Marine)†	446,000	90,184
CRRC Corporation Limited H Shares (Industrials, Machinery)	509,000	462,014
CSC Financial Company Limited H Shares (Financials, Capital Markets)	171,500	147,484
CSG Holding Company Limited Class B (Materials, Construction Materials)	160,170	96,193
Datang International Power Generation Company Limited (Utilities, Independent Power & Renewable Electricity Producers)†	324,000	102,798
Dazhong Transportation Group Class B (Industrials, Road & Rail)	225,000	139,050
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	316,000	397,106
Fuyao Glass Industry Group Company Limited H Shares (Consumer Discretionary, Auto Components)	58,000	231,506
Great Wall Motor Company Limited H Shares (Consumer Discretionary, Automobiles)	338,500	395,983
Guangzhou Automobile Group H Shares (Consumer Discretionary, Automobiles)	232,000	510,156
Guangzhou R&F Properties Company Limited H Shares (Real Estate, Real Estate Management & Development)	99,600	231,294
Huadian Power International Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	196,000	68,281
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	488,000	298,788
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	7,651,000	6,522,781
Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, Gas & Consumable Fuels)	153,900	219,811
Jiangsu Express Company Limited H Shares (Industrials, Transportation Infrastructure)	154,000	238,486
Jiangxi Copper Company Limited H Shares (Materials, Metals & Mining)	128,000	200,550
Lao Feng Xiang Company Limited Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,912	158,431
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)	42,200	143,912
Metallurgical Corporation of China Limited H Shares (Industrials, Construction & Engineering)†	292,000	88,300
Nexteer Automotive Group Limited (Consumer Discretionary, Auto Components)	95,000	209,698
Orient Securities Company Limited of China H Shares (Financials, Diversified Financial Services)	63,600	60,635
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	2,164,692	1,501,381
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	480,000	941,460
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	212,000	144,559
Shanghai Electric Group Company Limited H Shares (Industrials, Electrical Equipment)†	348,000	130,626
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	44,500	257,556
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real Estate, Real Estate Management & Development)	118,700	174,047
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	72,900	182,450
Shanghai Zhenhua Heavy Industry Company Limited Class B (Industrials, Machinery)	219,700	116,441
Silergy Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	9,000	198,538
Sinopec Engineering Group H Shares (Industrials, Construction & Engineering)	148,000	143,350
Sinopec Shanghai Petrochemical Company Limited (Materials, Chemicals)	398,000	237,106
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	134,400	588,852
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	254,000	140,651
Tong Ren Tang Technologies Company Limited H Shares (Health Care, Pharmaceuticals)	50,000	84,106
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	42,000	229,560
Weichai Power Company Limited (Industrials, Machinery)	186,000	207,352
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	45,900	115,648
Yanzhou Coal Mining Company Limited (Energy, Oil, Gas & Consumable Fuels)	158,000	233,782
Zhaojin Mining Industry Company Limited (Materials, Metals & Mining)	120,500	93,043
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	144,000	156,558
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	518,000	236,228

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

China (continued)
Zoomlion Heavy Industry Science and Technology Company Limited H Shares (Industrials, Machinery)	129,000	$53,188

		32,574,681

Colombia : 0.63%
Almacenes Exito SA (Consumer Staples, Food & Staples Retailing)	34,609	202,671
Banco De Bogota SA (Financials, Banks)	7,421	170,981
Cementos Argos SA (Materials, Construction Materials)	65,328	238,019
Corporacion Financiera Colombiana SA (Financials, Diversified Financial Services)	13,183	111,521
Empresa de Energia de Bogota SA (Utilities, Gas Utilities)	306,320	217,011
Grupo Argos SA (Materials, Construction Materials)	42,692	287,849
Grupo de Inversiones Suramericana SA (Financials, Diversified Financial Services)	30,814	413,158
Grupo Nutresa SA (Consumer Staples, Food Products)	39,839	375,390
Interconexion Electrica SA (Utilities, Electric Utilities)	52,929	253,061
Promigas SA (Utilities, Gas Utilities)	1,365	3,525

		2,273,186

Egypt : 0.24%
Commercial International Bank ADR (Financials, Banks)	200,091	874,698

Greece : 0.18%
Hellenic Petroleum SA (Energy, Oil, Gas & Consumable Fuels)	13,712	138,011
Motor Oil (Hellas) Corinth Refineries SA (Energy, Oil, Gas & Consumable Fuels)	7,739	181,656
Mytilineos Holdings SA (Industrials, Industrial Conglomerates)	14,234	167,577
Titan Cement Company SA (Materials, Construction Materials)	5,678	154,026

		641,270

Hong Kong : 0.78%
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	60,000	332,432
China Agri-Industries Holdings Limited (Consumer Staples, Food Products)	277,000	118,664
China Jinmao Holdings Group Limited (Real Estate, Real Estate Management & Development)	422,000	255,112
China Resources Beer Holdings Company Limited (Consumer Staples, Beverages)	156,000	600,802
China Resources Cement Holdings Limited (Materials, Construction Materials)	168,000	128,660
China Resources Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	321,000	433,146
China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	216,000	374,104
Far East Horizon Limited (Financials, Diversified Financial Services)	211,000	211,976
Shenzhen Investment Limited (Real Estate, Real Estate Management & Development)	360,000	149,299
Sinotruk Hong Kong Limited (Industrials, Machinery)	73,000	92,596
Yuexiu Property Company Limited (Real Estate, Real Estate Management & Development)	688,000	135,033

		2,831,824

India : 14.69%
3M India Limited (Industrials, Industrial Conglomerates)†	351	110,973
Aarti Industries Limited (Materials, Chemicals)	8,848	159,321
ABB Limited India (Industrials, Industrials Conglomerates)	7,100	166,280
Adani Enterprises Limited (Industrials, Trading Companies & Distributors)	36,483	112,651
Aia Engineering Limited (Industrials, Machinery)	3,838	84,812
Ajanta Pharma Limited (Health Care, Pharmaceuticals)	3,810	81,600
Alembic Pharmaceuticals Limited (Health Care, Pharmaceuticals)	5,006	42,263
Alkem Laboratories Limited (Health Care, Pharmaceuticals)	7,809	265,514
Amara Raja Batteries Limited (Information Technology, Electronic Equipment)	11,310	141,908
Ambuja Cements Limited (Materials, Construction Materials)	71,587	276,322
Apollo Hospitals Enterprise Limited (Health Care, Health Care Providers & Services)	12,211	223,962
Apollo Tyres Limited (Consumer Discretionary, Auto Components)	50,091	209,678
Arvind Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	19,336	123,649
Asahi India Glass Limited (Consumer Discretionary, Auto Components)	16,613	89,440
Ashok Leyland Limited (Industrials, Machinery)	216,875	468,200

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

India (continued)
Asian Paints Limited (Materials, Chemicals)	85,798	$1,465,914
Associated Cement Companies Limited (Materials, Construction Materials)	7,509	186,115
Astral Poly Technik Limited (Industrials, Building Products)	7,080	97,966
Atul Limited (Materials, Chemicals)	2,959	121,147
AU Small Finance Bank Limited (Financials, Consumer Finance)144A†	18,071	162,250
Aurobindo Pharma Limited (Health Care, Pharmaceuticals)	41,613	389,603
Avanti Feeds Limited (Consumer Staples, Food Products)	1,973	71,617
Bajaj Auto (Consumer Discretionary, Automobiles)	15,741	725,871
Bajaj Auto Limited (Financials, Diversified Financial Services)	8,924	373,083
Bajaj Finserv Limited (Financials, Insurance)	8,593	661,323
Balkrishna Industries Limited (Consumer Discretionary, Auto Components)	11,396	189,351
Bata India Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,713	86,072
Bayer Cropscience Limited (Materials, Chemicals)	1,539	89,740
Berger Paints India Limited (Materials, Chemicals)	36,781	139,810
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	95,427	627,505
Biocon Limited (Health Care, Biotechnology)	532	5,145
Birla Corporation Limited (Materials, Construction Materials)	4,495	61,843
Blue Star Limited (Industrials, Building Products)	7,859	89,046
Bombay Burmah Trading Corporation (Consumer Staples, Food Products)	2,959	64,336
Britannia Industries Limited (Consumer Staples, Food Products)	7,989	609,896
Cadila Healthcare Limited (Health Care, Pharmaceuticals)	25,544	157,655
Can Fin Homes Limited (Financials, Thrifts & Mortgage Finance)	8,099	66,936
Canara Bank (Financials, Banks)	16,274	74,060
Carborundum Universal Limited (Industrials, Machinery)	20,391	108,938
Castrol India Limited (Materials, Chemicals)	52,883	163,420
Ceat Limited (Consumer Discretionary, Auto Components)	2,169	52,943
Century Plyboards India Limited (Materials, Paper & Forest Products)	15,044	75,461
Century Textile & Industries Limited (Textile Mill Products, Construction Materials)	6,222	115,430
CESC Limited (Utilities, Electric Utilities)	8,220	128,526
Cholamandalam Investment (Financials, Consumer Finance)	9,020	202,802
Cipla Limited India (Health Care, Pharmaceuticals)	58,405	528,634
City Union Bank Limited (Financials, Banks)	84,162	225,823
Colgate-Palmolive Company India Limited (Consumer Staples, Personal Products)	15,066	239,312
Container Corporation of India (Industrials, Road & Rail)	13,376	266,219
Coromandel International Limited (Materials, Chemicals)	12,394	105,703
Credit Analysis & Research Limited (Financials, Capital Markets)	3,509	73,155
Crisil Limited (Financials, Capital Markets)	3,454	102,176
Crompton Greaves Consumer Electricals Limited (Consumer Discretionary, Household Durables)	51,162	181,275
Crompton Greaves Limited (Industrials, Electrical Equipment)†	49,238	62,692
Cummins India Limited (Industrials, Machinery)	16,103	195,800
Cyient Limited (Information Technology, Software)	10,852	105,558
D B Corporation Limited (Consumer Discretionary, Media)	21,728	111,581
Dabur India Limited (Consumer Staples, Personal Products)	81,235	403,034
Dalmia Bharat Limited (Materials, Construction Materials)	5,645	227,543
DCB Bank Limited (Financials, Banks)	35,537	88,791
Dewan Housing Finance Corporation (Financials, Thrifts & Mortgage Finance)	23,027	191,092
Dilip Buildcon Limited (Industrials, Construction & Engineering)144A	3,789	54,577
Dish TV India Limited (Consumer Discretionary, Media)†	64,497	72,340
Divi’s Laboratories Limited (Health Care, Life Sciences Tools & Services)	14,871	232,673
Doctor Reddy’s Laboratories Limited ADR (Health Care, Pharmaceuticals)	13,848	469,863
East India Distilleries Parry Limited (Materials, Chemicals)	16,920	81,791
Edelweiss Financial Services Limited (Financials, Capital Markets)	76,284	311,464
Emami Limited (Consumer Staples, Personal Products)	10,835	178,859
Endurance Technologies Limited (Consumer Discretionary, Auto Components)144A	2,881	60,447
Escorts Limited (Industrials, Machinery)	7,188	97,824
Finolex Cables Limited (Industrials, Electrical Equipment)	12,047	131,614
Finolex Industries Limited (Materials, Chemicals)	9,000	90,226
Fortis Healthcare Limited (Health Care, Health Care Providers & Services)†	37,695	91,720
Future Consumer Limited (Consumer Staples, Food Products)†	111,359	100,886
Future Retail Limited (Consumer Discretionary, Multiline Retail)	28,558	225,431
Gail India Limited (Utilities, Gas Utilities)	90,024	629,428
Gillette India Limited (Consumer Staples, Personal Products)	1,214	123,953
GlaxoSmithKline Consumer Healthcare Limited (Consumer Staples, Food Products)	1,724	176,677
GlaxoSmithKline Pharmaceuticals Limited (Health Care, Pharmaceuticals)	1,955	71,279
Glenmark Pharmaceuticals Limited (Health Care, Pharmaceuticals)	15,371	127,907

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

India (continued)
Godrej Properties Limited (Real Estate, Real Estate Management & Development)	9,251	$110,090
Graphite India Limited (Industrials, Electrical Equipment)	8,868	91,809
Grasim Industries Limited (Materials, Construction Materials)	44,045	774,193
Gruh Finance Limited (Financials, Thrifts & Mortgage Finance)	20,072	163,918
Gujarat Fluorochemicals Limited (Materials, Chemicals)	5,532	65,326
Gujarat Gas Limited (Utilities, Gas Utilities)	5,464	72,969
Gujarat Narmada Valley Fertilizers Company Limited (Materials, Chemicals)	9,601	63,427
Gujarat Piavav Port Limited (Industrials, Transportation Infrastructure)	37,894	81,997
Gujarat State Petronet Limited (Utilities, Gas Utilities)	37,529	118,557
Havells India Limited (Industrials, Electrical Equipment)	31,108	240,304
HCL Technologies Limited (Information Technology, IT Services)	66,153	954,831
HEG Limited (Industrials, Electrical Equipment)	2,206	94,111
Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	15,646	860,431
Hindustan Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	87,573	508,792
Hindustan Unilever Limited (Consumer Staples, Household Products)	112,531	2,276,228
India Cements Limited (Materials, Construction Materials)	24,560	59,560
India Infoline Limited (Financials, Capital Markets)	19,147	220,630
Indiabulls Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	44,735	852,696
Indiabulls Real Estate Limited (Financials, Real Estate Management & Development)†	33,179	108,804
Indiabulls Ventures Limited (Financials, Capital Markets)	19,505	76,447
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	76,084	158,791
Indian Oil Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	130,693	757,044
Indian Overseas Bank (Financials, Banks)†	414,170	123,624
Indraprastha Gas Limited (Utilities, Gas Utilities)	42,866	199,540
Info Edge India Limited (Information Technology, Internet Software & Services)	8,170	160,788
Infosys Limited ADR (Information Technology, IT Services)	237,665	4,197,164
Infrastructure Development Finance Company Limited (Financials, Diversified Financial Services)	147,067	118,429
Interglobe Aviation Limited (Industrials, Airlines)144A	11,787	241,018
IPCA Laboratories Limited (Health Care, Pharmaceuticals)	7,570	78,185
Jain Irrigation Systems Limited (Industrials, Machinery)	48,740	86,333
Jindal Stainless Hisar Limited (Materials, Metals & Mining)†	22,991	64,812
JK Lakshmi Cement Limited (Materials, Construction Materials)	10,010	65,280
JM Financial Limited (Financials, Capital Markets)	39,423	88,257
JSW Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	53,172	65,242
JSW Steel Limited (Materials, Metals & Mining)	151,967	722,427
Jubilant Foodworks Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,315	133,225
Jubilant Organosys Limited (Health Care, Pharmaceuticals)	10,247	136,931
Kajaria Ceramics Limited (Industrials, Building Products)	10,592	92,753
Kansai Nerolac Paints Limited (Materials, Chemicals)	17,890	134,286
Karnataka Bank Limited (Financials, Banks)	42,045	86,347
Karur Vysya Bank Limited (Financials, Banks)	95,208	156,261
KEC International Limited (Industrials, Construction & Engineering)	28,746	181,360
KPR Mill Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,384	104,454
KRBL Limited (Consumer Staples, Food Products)	11,918	100,305
L&T Finance Holdings Limited (Financials, Diversified Financial Services)	60,314	148,496
Lakshmi Machine Works Limited (Industrials, Machinery)	1,137	117,654
Lakshmi Vilas Bank Limited (Financials, Banks)	38,272	60,791
Laurus Labs Limited (Health Care, Pharmaceuticals)144A	5,286	43,945
Madras Cements Limited (Materials, Construction Materials)	18,716	216,216
Mahanagar Gas Limited (Utilities, Gas Utilities)	3,598	57,357
Mahindra & Mahindra Financial Services Limited (Financials, Consumer Finance)	31,848	211,509
Mahindra & Mahindra Limited (Consumer Discretionary, Automobiles)	102,956	1,144,972
Manappuram Finance Limited (Financials, Consumer Finance)	62,771	102,590
Marico Limited (Consumer Staples, Personal Products)	84,554	397,561
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	15,422	2,085,057
Mindtree Limited (Information Technology, IT Services)	14,674	183,599
Motherson Sumi Systems Limited (Consumer Discretionary, Auto Components)	12,793	64,358
Motilal Oswal Financial Services Limited (Financials, Capital Markets)	4,944	85,770
Mphasis Limited (Information Technology, IT Services)	10,701	140,404
MRF Limited (Consumer Discretionary, Auto Components)	390	439,361
Muthoot Finance Limited (Financials, Consumer Finance)	24,533	146,632
Nagarjuna Construction Company (Industrials, Construction & Engineering)	56,054	112,104
Natco Pharma Limited (Health Care, Pharmaceuticals)	11,453	139,598

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

India (continued)
NBCC India Limited (Industrials, Construction & Engineering)	18,789	$56,104
Nestle India Limited (Consumer Staples, Food Products)	4,433	526,668
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	245,740	612,266
Oberoi Realty Limited (Real Estate, Real Estate Management & Development)	11,237	88,999
Oracle Financials Services (Information Technology, Software)	2,325	140,671
Page Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	440	147,575
PC Jeweller Limited (Consumer Discretionary, Specialty Retail)	15,640	79,351
Persistent Systems Limited (Information Technology, IT Services)	8,573	111,842
Peter England Fashions And Retail Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	46,115	107,181
Petronet LNG Limited (Energy, Oil, Gas & Consumable Fuels)	162,557	612,089
Pfizer Limited (Health Care, Pharmaceuticals)	1,333	46,308
Pidilite Industries Limited (Materials, Chemicals)	34,329	472,259
Piramal Enterprises Limited (Health Care, Pharmaceuticals)	10,787	426,211
Power Finance Corporation Limited (Financials, Diversified Financial Services)	86,138	137,993
Prestige Estates Projects Limited (Real Estate, Real Estate Management & Development)	17,141	87,422
Procter & Gamble Hygiene & Healthcare Limited (Consumer Staples, Personal Products)	1,400	201,780
PTC India Limited (Utilities, Independent Power & Renewable Electricity Producers)	34,926	54,632
Rain Industries Limited (Materials, Chemicals)	23,510	135,869
Rajesh Exports Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	14,773	189,388
Redington India Limited (Information Technology, Electronic Equipment, Instruments and Components)	31,130	68,324
Reliance Capital Limited (Financials, Diversified Financial Services)	14,676	105,348
Rural Electrification Corporation Limited (Financials, Diversified Financial Services)	96,849	213,389
Sadbhav Engineering Limited (Industrials, Construction & Engineering)	13,695	83,716
Sanofi India Limited (Health Care, Pharmaceuticals)	577	44,840
Schaeffler India Limited (Industrials, Machinery)	1,350	112,884
Security and Intelligence Services Limited (Industrials, Commercial Services & Supplies)	8,641	156,293
Shilpa Medicare Limited (Health Care, Pharmaceuticals)	4,461	29,935
Shriram City Union Finance Limited (Financials, Consumer Finance)	3,121	96,162
Shriram Transport Finance Company Limited (Financials, Consumer Finance)	16,758	340,158
SKF India Limited (Industrials, Machinery)	4,322	118,094
Solar Industries India Limited (Materials, Chemicals)	5,862	92,407
South Indian Bank Limited (Financials, Banks)	245,142	99,467
Strides Shasun Limited (Health Care, Pharmaceuticals)	7,023	77,349
Sundaram Finance Holdings Limited (Financials, Consumer Finance)(a)	13,416	37,522
Sundaram Finance Limited (Financials, Consumer Finance)	13,416	359,310
Sundram Fasteners Limited (Consumer Discretionary, Auto Components)	12,807	110,955
Supreme Industries Limited (Materials, Chemicals)	7,821	141,955
Suzlon Energy Limited (Industrials, Electrical Equipment)†	625,063	121,702
Tata Communications Limited (Telecommunication Services, Diversified Telecommunication Services)	9,866	96,612
Tata Consultancy Services Limited (Information Technology, IT Services)	57,381	2,664,103
Tata Elxsi Limited (Information Technology, Software)	4,090	65,623
Tata Power Company Limited (Utilities, Electric Utilities)	171,425	220,908
Tata Steel Limited (Materials, Metals & Mining)	62,138	636,283
Tata Tea Limited (Consumer Staples, Food Products)	42,549	178,115
Tech Mahindra Limited (Information Technology, IT Services)	68,632	645,431
The Great Eastern Shipping Company Limited (Energy, Oil, Gas & Consumable Fuels)	24,426	136,412
Thermax India Limited (Industrials, Machinery)	5,235	92,777
Titan Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	39,267	489,523
Torrent Pharmaceuticals Limited (Health Care, Pharmaceuticals)	4,517	94,897
Torrent Power Limited (Utilities, Electric Utilities)	16,707	67,217
Trent Limited (Consumer Discretionary, Multiline Retail)	12,986	62,690
TTK Prestige Limited (Consumer Discretionary, Household Durables)	680	72,015
TVS Motor Company Limited (Consumer Discretionary, Automobiles)	22,656	235,317
Ujjivan Financial Services Limited (Financials, Consumer Finance)	2,574	14,689
Union Bank of India (Financials, Banks)†	24,568	39,425
United Breweries Limited (Consumer Staples, Beverages)	11,445	185,036
United Spirits Limited (Consumer Staples, Beverages)†	7,776	389,475
Vakrangee Limited (Information Technology, IT Services)	48,614	120,008
Vardhman Textiles Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,587	94,910
Varun Beverages Limited (Consumer Staples, Beverages)	23,501	231,438
Voltas Limited (Industrials, Construction & Engineering)	24,078	223,867
Wabco India Limited (Consumer Discretionary, Auto Components)	616	76,111

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

India (continued)
Whirlpool of India Limited (Consumer Discretionary, Household Durables)	4,106	$90,287
Wipro Limited (Information Technology, IT Services)	155,598	695,794
Zee Entertainment Enterprises Limited (Consumer Discretionary, Media)	63,684	549,514

		53,416,569

Indonesia : 1.07%
PT Mitra Keluarga Karyasehat Tbk (Health Care, Health Care Providers & Services)	653,200	102,623
PT Ace Hardware Incorporated Indonesia Tbk (Consumer Discretionary, Specialty Retail)	857,400	82,943
PT AKR Corporindo Tbk (Industrials, Trading Companies & Distributors)	212,900	93,951
PT Bank Danamon Indonesia Tbk (Financials, Banks)	350,500	168,258
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	850,900	601,884
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk (Financials, Banks)	575,700	95,053
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	503,500	136,104
PT Charoen Pokphand Indonesia Tbk (Consumer Staples, Food Products)	402,300	100,332
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	56,900	330,056
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	935,700	328,041
PT Indo Tambangraya Megah Tbk (Energy, Oil, Gas & Consumable Fuels)	43,200	96,779
PT Indofood CBP Sukses Makmur Tbk (Consumer Staples, Food Products)	295,400	192,837
PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	504,600	278,019
PT Indonesian Satellite Corporation Tbk (Telecommunication Services, Wireless Telecommunication Services)	145,500	59,265
PT Jasa Marga (Persero) Tbk (Industrials, Transportation Infrastructure)	243,000	94,208
PT Kalbe Farma Tbk (Health Care, Pharmaceuticals)	1,870,700	217,705
PT Lippo Karawaci Terbuka Tbk (Real Estate, Real Estate Management & Development)	1,583,200	59,305
PT Mayora Indah Tbk (Consumer Staples, Food Products)	414,287	72,621
PT Sumber Alfaria Trijaya Tbk (Consumer Staples, Food & Staples Retailing)	121,500	5,258
PT Surya Citra Media Tbk (Consumer Discretionary, Media)	736,100	151,644
PT Ultrajaya Milk Industry & Trading Company Tbk (Consumer Staples, Food Products)	664,300	66,196
PT United Tractors Tbk (Energy, Oil, Gas & Consumable Fuels)	166,500	431,131
PT Wijaya Karya Persero Tbk (Industrials, Construction & Engineering)	329,400	46,121
PT Xl Axiata Tbk (Telecommunication Services, Wireless Telecommunication Services)†	430,600	92,393

		3,902,727

Malaysia : 5.99%
Affin Holdings Bhd (Financials, Banks)	156,800	97,394
AirAsia Bhd (Industrials, Airlines)	163,700	183,050
Alliance Financial Group Bhd (Financials, Banks)	143,800	150,598
AMMB Holdings Bhd (Financials, Banks)	202,600	213,374
Asiatic Development Bhd Genting Plantations Bhd (Consumer Staples, Food Products)	54,300	140,013
Astro Malaysia Holdings Bhd (Consumer Discretionary, Media)	303,700	186,963
Axiata Group Bhd (Telecommunication Services, Wireless Telecommunication Services)	456,500	625,630
Batu Kawan Bhd (Materials, Chemicals)	30,000	144,754
Bimb Holdings Bhd (Financials, Banks)	111,600	119,663
Boustead Holdings Bhd (Industrials, Industrial Conglomerates)	293,900	208,589
British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	18,700	135,583
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	44,400	128,088
Cahya Mata Sarawak Bhd (Materials, Construction Materials)	63,100	69,270
Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	31,900	150,501
CIMB Group Holdings Bhd (Financials, Banks)	627,900	1,148,517
Dialog Group Bhd (Industrials, Construction & Engineering)	595,100	400,916
Digi.com Bhd (Telecommunication Services, Wireless Telecommunication Services)	404,600	499,940
Felda Global Ventures Holdings Bhd (Consumer Staples, Food Products)	139,300	68,717
Fraser & Neave Holdings Bhd (Consumer Staples, Beverages)	14,100	110,151
Gamuda Bhd (Industrials, Construction & Engineering)	204,900	259,460
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	266,200	599,323
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	352,200	472,460
HAP Seng Consolidated Bhd (Industrials, Industrial Conglomerates)	96,900	235,380
Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	87,700	260,654
Heineken Malaysia Bhd (Consumer Staples, Beverages)	27,400	147,598
Hong Leong Bank Bhd (Financials, Banks)	93,400	475,817
Hong Leong Financial Group Bhd (Financials, Banks)	38,600	188,221

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

Malaysia (continued)
IGB REIT Bhd (Real Estate, Equity REITs)	169,100	$66,483
IJM Corporation Bhd (Industrials, Construction & Engineering)	354,100	245,467
Inari Amertron Bhd (Information Technology, Electronic Equipment, Instruments & Components)	166,600	143,203
IOI Corporation Bhd (Consumer Staples, Food Products)	323,000	386,742
IOI Properties Group Bhd (Real Estate, Real Estate Management & Development)	196,600	92,854
KLCC Property Holdings Bhd (Real Estate, Equity REITs)	34,100	67,560
Kossan Rubber Industries Bhd (Health Care, Health Care Equipment & Supplies)	25,600	56,010
KPJ Healthcare Bhd (Health Care, Health Care Providers & Services)	144,300	36,287
Kuala Lumpur Kepong Bhd (Consumer Staples, Food Products)	61,900	395,705
Lafarge Malayan Cement Bhd (Materials, Construction Materials)†	34,000	45,571
Lotte Chemical Titan Holding Bhd (Industrials, Chemicals)144A	58,600	82,225
LPI Capital Bhd (Financials, Insurance)	29,000	143,186
Malakoff Corporation Bhd (Utilities, Independent Power & Renewable Electricity Producers)	223,100	51,618
Malayan Banking Bhd (Financials, Banks)	1,106,500	2,950,428
Malaysia Airports Holdings Bhd (Industrials, Transportation Infrastructure)	94,800	210,559
Malaysia Building Society Bhd (Financials, Thrifts & Mortgage Finance)	503,000	155,604
Maxis Bhd (Telecommunication Services, Wireless Telecommunication Services)	262,000	395,308
MISC Berhad (Industrials, Marine)	145,700	254,241
MyEG Services Bhd (Information Technology, IT Services)	176,600	120,886
Nestle Malaysia Bhd (Consumer Staples, Food Products)	7,900	258,358
Oriental Holdings Bhd (Consumer Discretionary, Automobiles)	69,900	115,281
Petronas Chemicals Group Bhd (Materials, Chemicals)	305,200	628,696
Petronas Dagangan Bhd (Energy, Oil, Gas & Consumable Fuels)	28,000	183,387
PPB Group Bhd (Consumer Staples, Food Products)	75,000	338,907
Press Metal Bhd (Materials, Metals & Mining)	205,900	303,744
Public Bank Bhd (Financials, Banks)	342,600	2,007,764
Ql Resources Bhd (Consumer Staples, Food Products)	89,060	112,320
RHB Capital Bhd (Financials, Banks)	269,200	369,746
Sapurakencana Petroleum Bhd (Energy, Energy Equipment & Services)	471,700	79,296
Scientex Bhd (Materials, Chemicals)	32,300	71,081
Sime Darby Bhd (Industrials, Industrial Conglomerates)	305,000	214,237
Sime Darby Plantation Bhd (Consumer Staples, Food Products)†	382,600	522,571
Sime Darby Property Bhd (Real Estate, Real Estate Management & Development)†	292,600	105,327
SP Setia Bhd (Real Estate, Real Estate Management & Development)	131,600	113,894
Sunway REIT Bhd (Real Estate, Real Estate Management & Development)	194,100	83,745
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	279,900	421,601
Tenaga Nasional Bhd (Utilities, Electric Utilities)	356,600	1,426,053
Time Dotcom Bhd (Telecommunication Services, Diversified Telecommunication Services)	51,400	109,571
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	73,900	183,194
TSH Resources Bhd (Consumer Staples, Food Products)	172,800	69,702
UMW Holdings Bhd (Consumer Discretionary, Automobiles)	39,700	65,349
United Plantations Bhd (Consumer Staples, Food Products)	8,800	63,677
VS Industry Bhd (Information Technology, Electronic Equipment, Instruments & Components)	101,900	76,734
Westports Holdings Bhd (Industrials, Transportation Infrastructure)	102,900	96,674
Yinson Holdings Bhd (Energy, Energy Equipment & Services)	130,500	141,594
YTL Corporation Bhd (Utilities, Multi-Utilities)	578,562	210,488
YTL Power International Bhd (Utilities, Multi-Utilities)	290,500	83,805

		21,777,357

Mexico : 4.38%
Alsea SAB de CV (Consumer Discretionary, Hotels, Restaurants & Leisure)	57,274	195,454
America Movil SAB de CV Series L (Telecommunication Services, Wireless Telecommunication Services)	2,914,423	2,679,321
Arca Continental SAB de CV (Consumer Staples, Beverages)	48,067	333,984
Banco Santander Mexico SA (Financials, Banks)	210,003	296,334
Banregio Grupo Financiero SAB de CV (Financials, Banks)	30,083	185,583
Becle SAB de CV ADR (Consumer Staples, Beverages)†	70,100	129,522
Coca-Cola Femsa SAB de CV Series L (Consumer Staples, Beverages)	61,628	415,133
Controladora Vuela Compania de Aviacion SAB de CV Class A (Industrials, Airlines)†	95,300	84,933
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate, Real Estate Management & Development)	76,400	105,051
El Puerto de Liverpool SAB de CV (Consumer Discretionary, Multiline Retail)	22,233	151,969
Elementia SAB de CV (Industrials, Building Products)144A†	52,300	65,116
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	419,853	592,006

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Mexico (continued)
Fomento Economico Mexicano SAB de CV (Consumer Staples, Beverages)	243,528	$2,249,811
Genomma Lab Internacional SAB de CV Class B (Health Care, Pharmaceuticals)†	50,693	54,806
Gentera SAB de CV (Financials, Consumer Finance)	121,048	98,954
Gruma SAB de CV Class B (Consumer Staples, Food Products)	23,830	275,862
Grupo Aeromexico SAB de CV (Industrials, Airlines)†	72,770	113,957
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	36,210	177,106
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	46,315	447,164
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure)	22,535	399,244
Grupo Carso SAB de CV (Industrials, Industrial Conglomerates)	57,601	201,887
Grupo Comercial Chedraui SAB de CV (Consumer Staples, Food & Staples Retailing)	52,744	110,101
Grupo Elektra SAB de CV (Financials, Banks)	7,709	228,538
Grupo Financiero Banorte SAB de CV (Financials, Banks)	295,700	1,772,727
Grupo Financiero Inbursa SAB de CV (Financials, Banks)	235,300	376,966
Grupo Gicsa SAB de CV (Real Estate, Real Estate Management & Development)†	127,478	74,388
Grupo Lala SAB de CV (Consumer Staples, Food Products)	72,467	105,910
Grupo Rotoplas SAB de CV (Industrials, Machinery)	58,500	89,966
Grupo Sanborns SAB de CV (Consumer Discretionary, Multiline Retail)	123,400	134,197
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (Industrials, Construction & Engineering)†	16,300	29,624
Industrias Bachoco SAB de CV Series B (Consumer Staples, Food Products)	27,055	131,768
Industrias CH SAB de CV Series B (Materials, Metals & Mining)†	21,400	93,544
Industrias Penoles SAB de CV (Materials, Metals & Mining)	12,958	282,110
Infraestructura Energetica Nova SAB de CV (Utilities, Gas Utilities)	67,326	317,868
Macquarie Mexico Real Estate Management SA de CV (Real Estate, Equity REITs)144A	100,105	106,209
Mexichem SAB de CV (Materials, Chemicals)	128,324	358,614
OHL Mexico SAB de CV (Industrials, Transportation Infrastructure)	85,591	152,015
Organizacion Soriana SAB de CV Class B (Consumer Staples, Food & Staples Retailing)†	119,823	241,545
PLA Administradora Industria S de RL de CV (Real Estate, Equity REITs)	95,304	141,611
Prologis Property Mexico SA de CV (Real Estate, Equity REITs)	43,794	82,776
Promotora Y Operadora de Infraestructura SAB de CV (Industrials, Transportation Infrastructure)	25,534	260,953
Telesites SAB de CV (Telecommunication Services, Diversified Telecommunication Services)†	186,829	148,566
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	608,139	1,423,351

		15,916,544

Philippines : 2.46%
Aboitiz Power Corporation (Utilities, Independent Power & Renewable Electricity Producers)	223,000	164,852
Alliance Global Group Incorporated (Industrials, Industrial Conglomerates)	565,400	161,326
Ayala Corporation (Financials, Diversified Financial Services)	25,445	514,082
Bank of the Philippine Islands (Financials, Banks)	180,080	414,585
BDO Unibank Incorporated (Financials, Banks)	281,140	837,830
Bloomberry Resorts Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†	475,500	131,475
Cebu Air Incorporated (Industrials, Airlines)	52,190	100,512
China Banking Corporation (Financials, Banks)	279,608	188,982
Cosco Capital Incorporated (Consumer Staples, Food & Staples Retailing)	738,800	103,841
D&L Industries Incorporated (Materials, Chemicals)	394,200	89,092
DMCI Holdings Incorporated (Industrials, Industrial Conglomerates)	482,600	128,990
Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers)	1,076,500	115,009
First Gen Corporation (Utilities, Independent Power & Renewable Electricity Producers)	187,500	52,184
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	4,285	141,681
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	8,255	213,983
International Container Term Services Incorporated (Industrials, Transportation Infrastructure)	200,060	422,554
Jollibee Foods Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	68,860	394,543
Manila Electric Company (Utilities, Electric Utilities)	31,170	201,456
Manila Water Company (Utilities, Water Utilities)	143,100	71,440
Megaworld Corporation (Real Estate, Real Estate Management & Development)	1,035,000	96,385
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	1,320,300	142,728
Metropolitan Bank & Trust Company (Financials, Banks)	244,880	458,498
Petron Corporation (Energy, Oil, Gas & Consumable Fuels)	540,100	95,306
Philippine National Bank (Financials, Banks)†	156,350	171,871
Philippine Seven Corporation (Consumer Staples, Food & Staples Retailing)	10,413	23,393
Pilipinas Shell Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	130,080	141,869
PLDT Incorporated (Telecommunication Services, Wireless Telecommunication Services)	14,755	429,825

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

Philippines (continued)
Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	121,960	$121,538
Rizal Commercial Banking (Financials, Banks)	105,380	94,190
Robinsons Land Company (Real Estate, Real Estate Management & Development)	193,500	71,777
Robinsons Retail Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	85,340	155,670
San Miguel Corporation (Consumer Staples, Beverages)	196,480	531,945
Security Bank Corporation (Financials, Banks)	81,310	384,380
Semirara Mining & Power Corporation (Energy, Oil, Gas & Consumable Fuels)	194,580	137,491
SM Investments Corporation (Industrials, Industrial Conglomerates)	73,565	1,320,470
Union Bank of Philippines (Financials, Banks)	17,950	31,364
Vista Land & Lifescapes Incorporated (Real Estate, Real Estate Management & Development)	704,000	87,703

		8,944,820

Poland : 1.50%
Alior Bank SA (Financials, Banks)†	10,681	258,219
AmRest Holdings SE (Consumer Discretionary, Hotels, Restaurants & Leisure)†	897	112,161
Asseco Poland SA (Information Technology, Software)	9,653	132,317
Bank Millennium SA (Financials, Banks)†	72,487	177,040
Budimex SA (Industrials, Construction & Engineering)	1,562	88,110
CCC SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,162	231,049
CD Projekt SA (Information Technology, Software)	6,971	216,144
Ciech SA (Materials, Chemicals)†	3,503	59,215
Cyfrowy Polsat SA (Consumer Discretionary, Media)	27,385	185,943
Enea SA (Utilities, Electric Utilities)	20,273	59,686
Energa SA (Utilities, Electric Utilities)	20,703	62,642
Eurocash SA (Consumer Staples, Food & Staples Retailing)	9,028	54,910
Grupa Kety SA (Materials, Metals & Mining)	1,346	142,556
Grupa Lotos SA (Energy, Oil, Gas & Consumable Fuels)	11,103	181,384
Inter Cars SA (Consumer Discretionary, Distributors)	1,548	119,846
Jastrzebska Spolka Weglowa SA (Materials, Metals & Mining)†	5,528	148,073
Kruk SA (Financials, Diversified Financial Services)	1,792	110,989
LPP SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	151	394,209
Orange Polska SA (Telecommunication Services, Diversified Telecommunication Services)†	87,305	144,745
PLAY Communications SA (Telecommunication Services, Wireless Telecommunication Services)†	16,314	160,242
Polska Grupa Energetyczna SA (Utilities, Electric Utilities)†	78,055	230,458
Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	35,991	1,006,298
Polskie Gornictwo Naftowe i Gazownictwo SA (Energy, Oil, Gas & Consumable Fuels)	209,776	369,640
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	59,845	742,486
Tauron Polska Energia SA (Utilities, Electric Utilities)†	105,752	78,332

		5,466,694

Romania : 0.17%
NEPI Rockcastle plc (Real Estate, Real Estate Management & Development)	62,311	629,939

Russia : 1.70%
Aeroflot PJSC (Industrials, Airlines)	58,758	146,869
Alrosa PJSC (Materials, Metals & Mining)	348,300	539,491
Bank Otkritie Financial Corporation PJSC (Financials, Banks)†(a)	3,758	0
Credit Bank of Moscow PJSC (Financials, Banks)†	1,486,000	125,718
Detsky Mir PJSC (Consumer Discretionary, Multiline Retail)	81,730	131,070
Gazprom Neft PJSC (Energy, Oil, Gas & Consumable Fuels)	26,495	133,998
Inter Rao Ues PJSC (Utilities, Electric Utilities)	3,990,002	260,676
LSR Group PJSC (Real Estate, Real Estate Management & Development)	5,856	89,237
Lukoil PJSC (Energy, Oil, Gas & Consumable Fuels)	6,228	414,082
M.video PSJC (Consumer Discretionary, Specialty Retail)†	10,200	74,602
Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	184,700	153,890
Mechel PJSC (Materials, Metals & Mining)†	27,920	70,849
Megafon PJSC (Telecommunication Services, Wireless Telecommunication Services)	30,280	297,049
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	7,008	1,386,655
Mobile TeleSystems PJSC (Telecommunication Services, Wireless Telecommunication Services)	111,434	610,520
Novolipetsk Steel PJSC (Materials, Metals & Mining)	107,120	277,420
PhosAgro PJSC (Materials, Chemicals)	4,490	189,971
PIK Group PJSC (Real Estate, Real Estate Management & Development)†	24,499	139,075

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Russia (continued)
Polyus PJSC (Materials, Metals & Mining)	2,974	$237,994
Rosgosstrakh PJSC (Financials, Insurance) †	563,000	3,945
Rostelecom PJSC (Telecommunication Services, Diversified Telecommunication Services)	128,760	152,437
Safmar Financial Investment PJSC (Financials, Consumer Finance)	6,200	81,996
Severstal PJSC (Materials, Metals & Mining)	20,090	326,115
Sistema PJSC (Telecommunication Services, Wireless Telecommunication Services)	467,000	99,451
Unipro PJSC (Utilities, Independent Power & Renewable Electricity Producers)	1,274,000	61,474
United Wagon PJSC (Industrials, Road & Rail)†	13,243	184,460

		6,189,044

South Africa : 4.69%
ADvTECH Limited (Consumer Discretionary, Diversified Consumer Services)	63,824	91,728
AECI Limited (Materials, Chemicals)	15,249	146,313
Anglogold Ashanti Limited (Materials, Metals & Mining)	45,696	414,632
Arrowhead Properties Limited REIT (Real Estate, Equity REITs)	140,791	85,355
Aspen Pharmacare Holdings Limited (Health Care, Pharmaceuticals)	38,653	879,789
Attacq Limited (Real Estate, Real Estate Management & Development)	69,355	110,363
Avi Limited (Consumer Staples, Food Products)	35,622	366,980
Barloworld Limited (Industrials, Trading Companies & Distributors)	20,153	304,215
Bid Corporation Limited (Consumer Staples, Food & Staples Retailing)	39,728	906,696
Capitec Bank Holdings Limited (Financials, Banks)	6,612	463,968
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	24,128	343,510
Coronation Fund Managers Limited (Financials, Capital Markets)	17,657	119,697
Datatec Limited (Information Technology, Electronic Equipment, Instruments & Components)	21,483	45,351
Dis-Chem Pharmacies Limited (Consumer Staples, Food & Staples Retailing)	101,843	298,175
Emira Property Fund Limited (Real Estate, Real Estate Management & Development)	76,407	101,455
EOH Holdings Limited (Information Technology, IT Services)	15,271	93,136
Famous Brands Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	8,780	91,569
Fortress REIT Limited Class B (Real Estate, Equity REITs)	79,270	107,542
Gold Fields Limited (Materials, Metals & Mining)	90,447	354,261
Growthpoint Properties Limited (Real Estate, Equity REITs)	329,498	824,182
Harmony Gold Mining Company Limited (Materials, Metals & Mining)	46,017	92,375
Hyprop Investments Limited (Real Estate, Real Estate Management & Development)	23,521	215,082
Investec Limited (Financials, Capital Markets)	25,281	219,718
JSE Limited (Financials, Capital Markets)	8,495	146,941
KAP Industrial Holdings Limited (Industrials, Industrial Conglomerates)	181,063	133,401
Kumba Iron Ore Limited (Materials, Metals & Mining)	6,344	186,531
Liberty Holdings Limited (Financials, Insurance)	17,516	197,991
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	128,554	296,049
Massmart Holdings Limited (Consumer Staples, Food & Staples Retailing)	10,622	146,787
Mondi Limited (Materials, Paper & Forest Products)	11,554	301,768
Mr. Price Group Limited (Consumer Discretionary, Specialty Retail)	26,464	630,870
Nampak Limited (Materials, Containers & Packaging)†	70,154	94,401
Netcare Limited (Health Care, Health Care Providers & Services)	159,944	345,825
Omnia Holdings Limited (Materials, Chemicals)	8,315	107,782
Pick’n Pay Stores Limited (Consumer Staples, Food & Staples Retailing)	37,921	233,627
Pioneer Foods Group Limited (Consumer Staples, Food Products)	18,124	202,082
PPC Limited (Materials, Construction Materials)	135,961	95,413
PSG Group Limited (Financials, Diversified Financial Services)	11,934	220,086
Redefine Properties Limited (Real Estate, Equity REITs)	554,708	533,366
Resilient REIT Limited (Real Estate, Equity REITs)	38,461	215,698
Reunert Limited (Industrials, Industrial Conglomerates)	20,628	131,492
SA Corporate Real Estate Limited REIT (Real Estate, Equity REITs)	245,907	96,760
Santam Limited (Financials, Insurance)	5,714	148,740
Sappi Limited (Materials, Paper & Forest Products)	44,256	287,441
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	51,108	1,119,622
Sibanye Gold Limited (Materials, Metals & Mining)	227,331	214,965
SPAR Group Limited (Consumer Staples, Food & Staples Retailing)	19,214	356,136
Super Group Limited (Consumer Staples, Food & Staples Retailing)†	45,703	152,179
Telkom South Africa Limited (Telecommunication Services, Diversified Telecommunication Services)	33,988	148,032
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	33,395	632,391
Tiger Brands Limited (Consumer Staples, Food Products)	19,299	698,045

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

South Africa (continued)
Tongaat-Hulett Limited (Consumer Staples, Food Products)	12,937	$118,403
Trencor Limited (Industrials, Trading Companies & Distributors)	19,518	73,082
Truworths International Limited (Consumer Discretionary, Specialty Retail)	45,420	386,551
Tsogo Sun Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	76,749	165,944
Vodacom Group Proprietary Limited (Consumer Discretionary, Media)	45,889	630,170
Vukile Property Fund Limited REIT (Real Estate, Equity REITs)	78,666	141,007
Wilson Bayly Holmes Ovcon Limited (Industrials, Construction & Engineering)	8,305	122,120
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	106,718	588,146
Zeder Investments Limited (Financials, Capital Markets)	109,740	60,017

		17,035,953

South Korea : 18.31%
Amorepacific Group (Consumer Staples, Personal Products)	4,231	490,906
Asiana Airlines (Industrials, Airlines)†	15,477	71,615
BGF Retail Company Limited (Consumer Staples, Food & Staples Retailing)	1,224	14,185
BNK Financial Group Incorporated (Financials, Banks)	32,097	330,955
Bukwang Pharmaceutical Company (Health Care, Pharmaceuticals)	3,752	82,202
Celltrion Healthcare Company Limited (Health Care, Health Care Providers & Services)†	5,750	624,242
Celltrion Incorporated (Health Care, Pharmaceuticals)†	8,737	2,825,862
Chabiotech Company Limited (Health Care, Health Care Providers & Services)†	3,375	101,023
Cheil Worldwide Incorporated (Consumer Discretionary, Media)	10,076	173,278
Chong Kun Dang Pharmaceutical Corporation (Health Care, Pharmaceuticals)	283	33,810
CJ CGV Company Limited (Consumer Discretionary, Media)	1,497	97,764
CJ Cheiljedang Corporation (Consumer Staples, Food Products)	955	297,495
CJ Corporation (Industrials, Industrial Conglomerates)	1,906	292,733
CJ E&M Corporation (Consumer Discretionary, Media)	2,701	214,549
CJ Korea Express Corporation (Industrials, Road & Rail)†	1,512	184,977
CJ O Shopping Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	518	100,835
Com2us Corporation (Information Technology, Software)	1,085	162,653
Cosmax Incorporated (Consumer Staples, Personal Products)	640	75,252
Coway Company Limited (Consumer Discretionary, Household Durables)	5,770	461,429
Cuckoo Homesys Company Limited (Consumer Discretionary, Specialty Retail)†	493	81,036
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	3,046	208,534
Daesang Corporation (Consumer Staples, Food Products)	2,582	58,117
Daewoo Engineering & Construction Company Limited (Industrials, Construction & Engineering)†	23,670	114,469
Daewoo International Corporation (Industrials, Trading Companies & Distributors)	4,664	86,769
Daewoo Securities Company Limited (Financials, Capital Markets)	56,274	479,329
Daewoong Pharmaceutical Company (Health Care, Pharmaceuticals)	458	77,260
Daishin Securities Company Limited (Financials, Capital Markets)	4,793	64,648
Daou Technology Incorporated (Information Technology, Internet Software & Services)	2,889	61,882
DB HiTek Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	5,178	72,704
DGB Financial Group Incorporated (Financials, Banks)	18,123	206,864
Dongbu Insurance Company Limited (Financials, Insurance)	6,563	419,466
Dongkuk Steel Mill Company Limited (Materials, Metals & Mining)	7,371	73,176
Doosan Bobcat Incorporated (Industrials, Machinery)	3,410	106,555
Doosan Corporation (Industrials, Industrial Conglomerates)	2,076	192,172
Doosan Infracore Company Limited (Industrials, Machinery)†	12,474	106,847
DoubleUGames Company Limited (Information Technology, Software)	1,075	60,881
Douzone Bizon Company Limited (Information Technology, Software)	1,847	94,294
E-MART Incorporated (Consumer Staples, Food & Staples Retailing)	2,360	663,435
EO Technics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,054	77,482
Fila Korea Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,131	103,888
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,546	76,133
GS Engineering & Construction Corporation (Industrials, Construction & Engineering)	6,556	176,210
GS Holdings Corporation (Energy, Oil, Gas & Consumable Fuels)	9,831	597,912
GS Home Shopping Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	659	122,622
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	3,170	105,416
Halla Holdings Corporation (Consumer Discretionary, Auto Components)	833	41,462
Hana Financial Group Incorporated (Financials, Banks)	29,812	1,350,664
Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,125	105,987
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,084	56,098
Hanil Cement Company Limited (Materials, Construction Materials)	603	71,545
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	8,159	445,592

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

South Korea (continued)
Hankook Tire Worldwide Company Limited (Financials, Diversified Financial Services)	2,802	$51,491
Hanmi Pharm Company Limited (Health Care, Pharmaceuticals)	740	315,334
Hanmi Science Company Limited (Health Care, Pharmaceuticals)	3,958	306,583
Hanon Systems (Consumer Discretionary, Auto Components)	17,702	204,494
Hansae Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,400	49,302
Hansol Chemical Company Limited (Materials, Chemicals)	1,023	69,926
Hanssem Company Limited (Consumer Discretionary, Household Durables)	2,188	302,558
Hanwha Chem Corporation (Materials, Chemicals)	10,790	330,056
Hanwha Corporation (Korea) (Industrials, Industrial Conglomerates)	5,743	234,500
Hanwha Life Insurance Company Limited (Financials, Insurance)	43,404	268,945
Hanwha Techwin Company Limited (Industrials, Aerospace & Defense)†	4,050	109,020
Hite Jinro Company Limited (Consumer Staples, Beverages)	4,350	88,374
Hotel Shilla Company Limited (Consumer Discretionary, Specialty Retail)	3,678	277,234
Huchems Fine Chemical Corporation (Materials, Chemicals)	3,065	75,995
Hyosung Corporation (Materials, Chemicals)	2,571	295,154
Hyundai Construction Equipment Corporation (Industrials, Machinery)†	564	88,358
Hyundai Department Store Company Limited (Consumer Discretionary, Multiline Retail)	2,105	177,265
Hyundai Development Company (Industrials, Construction & Engineering)	6,993	243,592
Hyundai Elevator Company (Industrials, Machinery)	1,543	83,595
Hyundai Engineering & Construction Company Limited (Industrials, Construction & Engineering)	7,567	269,126
Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	2,535	334,386
Hyundai Greenfood Company Limited (Consumer Staples, Food & Staples Retailing)	8,562	116,226
Hyundai Heavy Industries Company Limited (Industrials, Machinery)	3,171	381,374
Hyundai Home Shopping Network Corporation (Consumer Discretionary, Internet & Direct Marketing Retail)	1,039	105,840
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	8,344	317,704
Hyundai Merchant Marine Company Limited (Industrials, Marine)†	18,222	73,450
Hyundai Mipo Dockyard Company Limited (Industrials, Machinery)†	988	99,185
Hyundai Mobis Company (Consumer Discretionary, Auto Components)	8,082	1,701,631
Hyundai Motor Company (Consumer Discretionary, Automobiles)	17,297	2,574,861
Hyundai Robotics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	970	395,156
Hyundai Steel Company (Materials, Metals & Mining)	10,047	494,729
Hyundai Wia Corporation (Consumer Discretionary, Auto Components)	1,916	103,086
Iljin Materials Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,179	65,307
Ilyang Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	21	742
Industrial Bank of Korea (Financials, Banks)	31,486	498,131
ING Life Insurance Korea Limited (Financials, Insurance)	3,887	189,522
Innocean Worldwide Incorporated (Consumer Discretionary, Media)	1,004	60,081
IS Dongseo Company Limited (Industrials, Building Products)	1,844	57,848
JB Financial Group Company Limited (Financials, Banks)	17,949	104,799
Jusung Engineering Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,240	45,418
JW Pharmaceutical Corporation (Health Care, Pharmaceuticals)	1,188	46,533
Kakao Corporation (Information Technology, Internet Software & Services)	3,480	408,975
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,084	401,859
KB Financial Group Incorporated (Financials, Banks)	45,175	2,665,612
KC Company Limited (Industrials, Machinery)	1,283	29,668
KCC Corporation (Industrials, Building Products)	740	247,714
KEPCO Plant Service & Engineering Company Limited (Industrials, Commercial Services & Supplies)	2,303	85,942
Kia Motors Corporation (Consumer Discretionary, Automobiles)	31,513	1,000,564
Kiwoom Securities Company (Financials, Capital Markets)	1,170	106,755
Koh Young Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,369	115,267
Kolon Industries Incorporated (Materials, Chemicals)	1,874	123,256
Kolon Life Science Incorporated (Health Care, Pharmaceuticals)	1,104	91,513
Korea Aerospace Industries Limited (Industrials, Aerospace & Defense)	9,860	456,910
Korea Electric Power Corporation (Utilities, Electric Utilities)	50,833	1,552,270
Korea Gas Corporation (Utilities, Gas Utilities)†	4,963	210,308
Korea Investment Holdings Company Limited (Financials, Capital Markets)	3,848	277,645
Korea Kolmar Company Limited (Consumer Staples, Personal Products)	1,258	90,148
Korea Petrochemical Industrial Company Limited (Materials, Chemicals)	391	111,942

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

South Korea (continued)
Korea Real Estate Investment & Trust Company Limited (Real Estate, Real Estate Management & Development)	15,387	$41,917
Korea Reinsurance Company (Financials, Insurance)	16,738	183,631
Korea Zinc Company Limited (Materials, Metals & Mining)	1,513	714,009
Korean Air Lines Company Limited (Industrials, Airlines)	7,366	221,254
KT&G Corporation (Consumer Staples, Tobacco)	16,224	1,495,203
Kumho Petrochemical Company Limited (Materials, Chemicals)	2,521	209,545
Kumho Tire Company Incorporated (Consumer Discretionary, Auto Components)†	14,043	72,118
L&F Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,229	67,436
LF Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,439	65,626
LG Chem Limited (Materials, Chemicals)	5,026	1,774,815
LG Corporation (Industrials, Industrial Conglomerates)	14,419	1,149,178
LG Display Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	25,845	711,126
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	12,412	1,141,450
LG Hausys Limited (Industrials, Building Products)	717	55,608
LG Household & Health Care Limited (Consumer Staples, Personal Products)	1,141	1,153,407
LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,549	187,653
LG International Corporation (Industrials, Trading Companies & Distributors)	3,060	76,564
LG Uplus Corporation (Telecommunication Services, Diversified Telecommunication Services)	31,221	361,909
Loen Entertainment Incorporated (Consumer Discretionary, Media)	950	95,623
Lotte Chemical Corporation (Materials, Chemicals)	1,693	712,198
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	56	80,362
Lotte Confectionery Company Limited (Consumer Staples, Food Products)	2,859	165,855
Lotte Fine Chemical Company Limited (Materials, Chemicals)	2,007	130,951
Lotte Food Company Limited (Consumer Staples, Food Products)	147	79,412
Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)	662	126,238
LS Corporation (Industrials, Electrical Equipment)	3,579	251,226
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	1,827	94,347
Mando Corporation (Consumer Discretionary, Auto Components)	628	149,405
Medy-Tox Incorporated (Health Care, Biotechnology)	54	29,959
Meritz Financial Group Incorporated (Financials, Diversified Financial Services)	4,071	59,022
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	6,373	134,237
Meritz Securities Company Limited (Financials, Capital Markets)	34,057	152,976
Mirae Asset Life Insurance Company Limited (Financials, Insurance)	19,329	93,352
Naver Corporation (Information Technology, Internet Software & Services)	3,578	2,649,760
NCsoft Corporation (Information Technology, Software)	2,012	695,282
Netmarble Games Corporation (Information Technology, Software)144A	2,769	372,229
NH Investment & Securities Company Class C (Financials, Capital Markets)	13,997	183,520
NHN Entertainment Corporation (Information Technology, Software)†	1,188	86,089
Nong Shim Company Limited (Consumer Staples, Food Products)	453	129,307
OIC Company Limited (Materials, Chemicals)	1,662	250,725
Orion Corporation of Republic of Korea (Consumer Staples, Food Products)	1,905	189,990
Orion Holdings Corporation (Consumer Staples, Food Products)	1	24
Osstem Implant Company Limited (Health Care, Health Care Equipment & Supplies)†	1,077	49,953
Ottogi Corporation (Consumer Staples, Food Products)	262	171,054
Pan Ocean Company Limited (Industrials, Marine)†	24,655	134,142
Paradise Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,495	109,759
Poongsan Corporation (Materials, Metals & Mining)	1,969	77,979
POSCO (Materials, Metals & Mining)	8,832	2,922,307
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	4,948	559,262
S1 Corporation Incorporated (Industrials, Commercial Services & Supplies)	2,304	204,252
Samsung Card Company Limited (Financials, Consumer Finance)	3,697	124,148
Samsung Electro-Mechanics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	6,197	528,512
Samsung Engineering Company Limited (Industrials, Construction & Engineering)†	14,320	211,165
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	4,486	1,197,662
Samsung Heavy Industries Company Limited (Industrials, Machinery)†	26,067	204,718
Samsung SDS Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	3,637	794,991
Samsung Securities Company Limited (Financials, Capital Markets)	6,269	228,237
Samyang Holdings Corporation (Consumer Staples, Food Products)	855	88,034
Seoul Semiconductor Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,418	96,779

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

South Korea (continued)
SFA Engineering Corporation (Information Technology, Electronic Equipment, Instruments & Components)	2,289	$79,000
Shinhan Financial Group Company Limited (Financials, Banks)	50,968	2,215,150
Shinsegae Company Limited (Consumer Discretionary, Multiline Retail)	846	267,964
Sillajen Incorporated (Health Care, Biotechnology)†	5,297	500,880
SK Chemicals Company Limited (Materials, Chemicals)	1,237	51,363
SK Company Limited (Industrials, Industrial Conglomerates)	5,577	1,464,046
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	7,376	1,388,573
SK Materials Company Limited (Materials, Chemicals)	607	93,795
SK Networks Company Limited (Industrials, Trading Companies & Distributors)	18,368	101,603
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	7,128	1,573,314
SKC Company Limited (Materials, Chemicals)	2,473	89,411
Soulbrain Company Limited (Materials, Chemicals)	1,166	62,461
Taekwang Industrial Company Limited (Materials, Chemicals)	90	110,314
Taihan Electric Wire Company Limited (Industrials, Electrical Equipment)†	96,325	118,081
Wonik IPS Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,292	107,772
Woori Bank (Financials, Banks)	52,427	800,123
Young Poong Corporation (Materials, Metals & Mining)	113	105,394
Youngone Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,638	71,255
Yuhan Corporation (Health Care, Pharmaceuticals)	1,237	237,292
Yungjin Pharmaceutical Company (Health Care, Pharmaceuticals)†	7,104	57,272

		66,571,028

Taiwan : 13.21%
Accton Technology Corporation (Information Technology, Communications Equipment)	52,000	195,700
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	333,000	275,376
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	786,000	1,057,652
Aerospace industrial Development Corporation (Industrials, Aerospace & Defense)	71,000	83,170
Amtran Technology Company Limited (Consumer Discretionary, Household Durables)	131,000	75,743
Asia Cement Corporation (Materials, Construction Materials)	229,000	219,678
Asia Optical Company Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	27,000	98,106
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	87,000	821,841
AU Optronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	896,000	394,512
BizLink Holding Incorporated (Industrials, Electrical Equipment)	11,000	96,946
Capital Securities Corporation (Financials, Capital Markets)	256,000	99,012
Casetek Holdings Limited (Information Technology, Technology Hardware, Storage & Peripherals)	47,000	152,675
Cathay No.1 REIT (Real Estate, Equity REITs)	122,500	56,644
Chailease Holding Company Limited (Financials, Diversified Financial Services)	109,000	360,764
Cheng Loong Corporation (Materials, Containers & Packaging)	121,000	70,042
Cheng Uei Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	33,000	46,641
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	79,010	193,076
Chilisin Electronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	19,000	61,451
Chin Poon Industrial Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	41,000	76,313
China Airlines (Industrials, Airlines)†	361,000	140,781
China Bills Finance Corporation (Financials, Capital Markets)	197,000	103,239
China Motor Company Limited (Consumer Discretionary, Automobiles)	100,000	91,578
China Petrochemical Development Corporation (Materials, Chemicals)†	266,000	120,523
China Steel Chemical Corporation (Materials, Chemicals)	18,000	90,559
China Steel Corporation (Materials, Metals & Mining)	1,428,000	1,173,056
China Synthetic Rubber Corporation (Materials, Chemicals)	46,000	77,240
ChipMOS Technologies Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	90,000	76,884
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	42,000	230,172

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

Taiwan (continued)
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	514,000	$1,924,242
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	12,000	72,389
Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	525,000	356,477
Compeq Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	130,000	146,661
Concraft Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	6,000	53,741
CTBC Financial Holding Company Limited (Financials, Banks)	2,037,000	1,472,351
CTCI Corporation (Industrials, Construction & Engineering)	85,000	130,422
Cub Elecparts Incorporated (Consumer Discretionary, Auto Components)	4,000	46,595
E.SUN Financial Holding Company Limited (Financials, Banks)	1,131,052	745,012
Elan Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	51,000	78,005
Elite Material Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	27,000	99,321
Epistar Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†	101,000	175,405
Eternal Chemical Company Limited (Materials, Chemicals)	152,900	162,341
Eva Airways Corporation (Industrials, Airlines)	348,490	177,867
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)†	277,000	144,373
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	75,000	117,461
Far Eastern Department Stores Company Limited (Consumer Discretionary, Multiline Retail)	290,000	157,093
Far Eastern International Bank (Financials, Banks)	654,108	215,425
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	486,000	426,169
Far EasTone Telecommunications Company Limited (Telecommunication Services, Wireless Telecommunication Services)	256,000	648,867
Feng Hsin Iron & Steel Company (Materials, Metals & Mining)	80,000	168,519
Feng Tay Enterprise Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	49,000	230,969
First Financial Holding Company Limited (Financials, Banks)	1,139,280	773,988
Flexium Interconnect Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	26,000	97,399
Formosa Petrochemical Corporation (Energy, Oil, Gas & Consumable Fuels)	204,000	804,088
Formosa Taffeta Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	149,000	161,592
Fubon Financial Holding Company Limited (Financials, Diversified Financial Services)	754,000	1,327,056
General Interface Solution Holding Limited (Information Technology, Electronic Equipment, Instruments & Components)	22,000	128,744
Getac Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	45,000	65,671
Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	43,000	222,724
Gigabyte Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	55,000	128,496
Global Unichip Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	8,000	82,050
Gourmet Master Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,000	138,109
Grand Pacific Petrochemical Corporation (Materials, Chemicals)	99,000	97,500
Grape King Bio Limited (Consumer Staples, Personal Products)	14,000	102,583
Great Wall Enterprises Company Limited (Consumer Staples, Food Products)	95,000	109,728
Greatek Electronic Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	61,000	117,020
Hannstar Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	326,000	110,622
Highwealth Construction Corporation (Real Estate, Real Estate Management & Development)	105,000	157,258
Hiwin Technologies Corporation (Industrials, Machinery)	26,000	325,847
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,705,000	5,023,978
Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	1,039,900	608,677
Huaku Development Company Limited (Real Estate, Real Estate Management & Development)	30,000	73,554
Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	958,000	416,809
Inventec Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	366,000	288,252
Kenda Rubber Industrial Company Limited (Consumer Discretionary, Auto Components)	106,000	131,236
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	151,000	160,446
King’s Town Bank Company Limited (Financials, Banks)	113,000	151,900

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Taiwan (continued)
Kinpo Electronics Incorporated (Consumer Discretionary, Household Durables)	204,000	$72,289
Kinsus Interconnect Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	36,000	61,786
Lee Chang Yung Chemical Industry Corporation (Materials, Chemicals)	65,000	98,593
Lien Hwa Industrial Corporation (Consumer Staples, Food Products)	94,600	122,211
Lite-On Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	267,000	377,322
Long Chen Paper Company Limited (Materials, Paper & Forest Products)	65,000	81,374
Macronix International Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	211,564	308,510
Makalot Industrial Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	22,000	102,105
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	169,000	1,697,396
Mercuries Life Insurance Company (Financials, Insurance)†	179,600	97,023
Merida Industry Company Limited (Consumer Discretionary, Leisure Products)	25,000	108,765
Merry Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	21,000	134,936
Micro-Star International Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	73,000	209,944
Mitac Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	76,000	83,751
Nan Kang Rubber Tire Company Limited (Consumer Discretionary, Auto Components)	94,000	86,023
Nan Ya Plastics Corporation (Materials, Chemicals)	635,000	1,733,147
Nanya Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	76,000	207,314
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	62,000	266,986
Oriental Union Chemical Corporation (Materials, Chemicals)	65,000	70,758
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	226,000	568,197
Pharmally International Holding Company Limited (Health Care, Pharmaceuticals)	1,882	24,368
Pou Chen Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	306,000	381,316
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	95,000	292,249
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	64,000	638,472
Primax Electronics Limited (Information Technology, Technology Hardware, Storage & Peripherals)	43,000	108,626
Prince Housing & Development Corporation (Real Estate, Real Estate Management & Development)	212,000	86,411
Qisda Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	182,000	124,742
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	313,000	634,427
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	59,000	163,729
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	50,000	194,505
Ruentex Development Company Limited (Real Estate, Real Estate Management & Development)†	105,800	114,895
Sanyang Industry Company Limited (Consumer Discretionary, Automobiles)	100,000	72,083
Sercomm Corporation (Information Technology, Communications Equipment)	37,000	106,339
Shihlin Electric & Engineering Corporation (Industrials, Electrical Equipment)	89,000	125,900
Shin Kong Financial Holding Company Limited (Financials, Insurance)	1,168,000	475,164
Shin Kong No.1 REIT (Real Estate, Equity REITs)	216,000	107,825
Shinkong Synthetic Fibers Corporation (Materials, Chemicals)	296,000	94,620
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	269,000	467,984
Sinbon Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	22,000	59,931
Sinopac Financial Holdings Company Limited (Financials, Banks)	1,361,000	468,894
Standard Foods Corporation (Consumer Staples, Food Products)	62,160	145,367
Synnex Technology International Corporation (Information Technology, Electronic Equipment, Instruments & Components)	145,000	189,594
Ta Chen Stainless Pipe Company (Materials, Metals & Mining)	84,000	70,820
Taichung Commercial Bank (Financials, Banks)	476,476	165,156
Tainan Spinning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	195,000	88,451
Taishin Financial Holdings Company Limited (Financials, Banks)	1,150,578	553,492
Taiwan Acceptance Corporation (Financials, Consumer Finance)	15,000	57,479
Taiwan Business Bank (Financials, Banks)	684,250	201,763
Taiwan Cement Corporation (Materials, Construction Materials)	446,000	560,828

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

Taiwan (continued)
Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	1,066,720	$616,378
Taiwan High Speed Rail Corporation (Industrials, Transportation Infrastructure)	359,000	276,476
Taiwan Hon Chuan Enterprise Company Limited (Materials, Containers & Packaging)	37,000	69,149
Taiwan Mobile Company Limited (Telecommunication Services, Wireless Telecommunication Services)	304,000	1,113,667
Taiwan Secom Company Limited (Industrials, Commercial Services & Supplies)	37,000	114,923
Taiwan Shin Kong Security Company (Industrials, Commercial Services & Supplies)	78,000	102,125
Tatung Company Limited (Consumer Discretionary, Household Durables)†	193,000	163,701
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)	245,000	219,803
Tong Hsing Electronic Industries Limited (Information Technology, Electronic Equipment, Instruments & Components)	14,000	53,693
Tong Yang Industry Company Limited (Consumer Discretionary, Auto Components)	44,000	78,213
TPK Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components)†	39,000	93,539
Transcend Information Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	30,000	86,391
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	53,000	173,497
TSRC Corporation (Materials, Chemicals)	80,000	89,799
Tung Ho Steel Enterprise Corporation (Materials, Metals & Mining)	110,000	95,323
U-Ming Marine Transport Corporation (Industrials, Marine)	60,000	75,958
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	629,000	1,472,676
Unimicron Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	158,000	107,942
Union Bank of Taiwan (Financials, Banks)	519,000	164,835
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	1,342,000	643,436
Voltronic Power Technology Corporation (Industrials, Electrical Equipment)	7,000	119,762
Walsin Lihwa Corporation (Industrials, Electrical Equipment)	320,000	182,552
Walsin Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	33,000	94,759
Wan Hai Lines Limited (Industrials, Marine)	176,000	109,109
Waterland Financial Holdings (Financials, Capital Markets)	351,383	120,124
Windbond Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	330,000	220,281
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	285,458	235,042
Wistron Neweb Corporation (Information Technology, Communications Equipment)	38,843	107,490
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	192,000	244,520
WT Microelectronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	71,000	113,115
Yageo Corporation (Information Technology, Electronic Equipment, Instruments & Components)	22,000	241,597
Yang Ming Marine Transport (Industrials, Marine)†	195,000	68,318
YFY Incorporated (Materials, Paper & Forest Products)†	176,000	83,887
Yieh Phui Enterprise Company Limited (Materials, Metals & Mining)	188,000	73,532
Yuanta Financial Holding Company Limited (Financials, Capital Markets)	1,211,000	537,195
Yulon Motor Company Limited (Consumer Discretionary, Automobiles)	121,000	96,297
Yungtay Engineering Company Limited (Industrials, Machinery)	48,000	97,146
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	54,000	115,532

		48,030,048

Thailand : 5.49%
Advanced Info Service PCL (Telecommunication Services, Wireless Telecommunication Services)	127,300	800,997
Airports of Thailand PCL (Industrials, Transportation Infrastructure)	449,700	1,008,107
AP Thailand PCL (Real Estate, Real Estate Management & Development)	306,200	81,646
Asia Aviation PCL (Industrials, Airlines)	615,300	108,577
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	155,100	199,289
Bangkok Bank PCL (Financials, Banks)	89,200	596,961
Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)	117,800	59,436
Bangkok Dusit Medical Services (Health Care, Health Care Providers & Services)	1,199,000	842,470
Bangkok Expressway and Metro PCL (Industrials, Transportation Infrastructure)	1,016,800	236,465
Bangkok Insurance PCL (Financials, Insurance)	12,600	148,316
Bangkokland PCL (Real Estate, Real Estate Management & Development)	2,239,900	125,589

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Thailand (continued)
Bank of Ayudhya PCL (Financials, Banks)	205,200	$291,406
Banpu Power PCL (Utilities, Independent Power & Renewable Electricity Producers)	51,500	42,047
Beauty Community PCL (Consumer Discretionary, Specialty Retail)	243,900	164,013
BEC World PCL (Consumer Discretionary, Media)	173,600	55,857
Berli Jucker PCL (Industrials, Industrial Conglomerates)	138,400	261,015
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	46,100	302,536
Carabao Group PCL (Consumer Staples, Beverages)	52,800	110,650
Central Pattana PCL (Real Estate, Real Estate Management & Development)	381,800	1,024,742
Central Plaza Hotel PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	153,900	250,638
Chularat Hospital PCL (Health Care, Health Care Providers & Services)	541,000	35,015
Cimb Thai Bank PCL (Financials, Banks)†	1,978,900	70,239
CP All PCL (Consumer Staples, Food & Staples Retailing)	697,600	1,866,786
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	138,600	299,551
Dynasty Ceramic PCL (Industrials, Building Products)	880,100	96,449
Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	33,800	255,903
GFPT PCL (Consumer Staples, Food Products)	169,300	70,295
Global Power Synergy PCL (Utilities, Independent Power & Renewable Electricity Producers)	34,700	81,471
Glow Energy PCL (Utilities, Independent Power & Renewable Electricity Producers)	53,600	144,227
Hana Microelectronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	72,100	94,748
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	733,500	334,746
Indorama Ventures PCL (Materials, Chemicals)	202,300	346,414
IRPC PCL (Energy, Oil, Gas & Consumable Fuels)	1,335,400	346,719
Italian Thai Development (Industrials, Construction & Engineering)	656,900	70,589
Kaset Thailand International Sugar PCL (Consumer Staples, Food Products)	320,100	63,734
Kasikornbank PCL—Non-voting (Financials, Banks)	193,400	1,421,386
Kiatnakin Bank PCL (Financials, Banks)	100,100	247,821
Krung Thai Bank PCL (Financials, Banks)	717,500	461,976
Land & Houses PCL (Real Estate, Real Estate Management & Development)	733,000	256,865
LH Financial Group PCL (Financials, Banks)	3,019,000	162,539
LPN Development PCL (Real Estate, Real Estate Management & Development)	174,000	57,095
Major Cineplex Group PCL (Consumer Discretionary, Media)	91,300	76,862
MBK PCL (Real Estate, Real Estate Management & Development)	127,400	80,974
Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	391,600	502,925
MK Restaurants Group PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	36,100	92,004
Muangthai Leasing PCL (Financials, Consumer Finance)	71,600	98,001
Pruksa Holding PCL (Real Estate, Real Estate Management & Development)	133,300	99,958
PTG Energy PCL (Consumer Discretionary, Specialty Retail)	116,800	66,179
PTT Global Chemical PCL (Materials, Chemicals)	241,200	758,149
Quality Houses PCL (Real Estate, Real Estate Management & Development)	781,200	74,071
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent Power & Renewable Electricity Producers)	105,900	179,649
Robinson PCL (Consumer Discretionary, Multiline Retail)	65,300	139,264
Saha Pathana Inter-Holding PCL (Real Estate, Real Estate Management & Development)	30,700	71,861
Sansiri PCL (Real Estate, Real Estate Management & Development)	1,625,700	99,893
Siam City Cement PCL (Materials, Construction Materials)	11,600	96,868
Srisawad Power 1979 PCL (Financials, Diversified Financial Services)	45,000	87,856
Star Petroleum Refining PCL (Energy, Oil, Gas & Consumable Fuels)	183,500	102,997
Supalai PCL (Real Estate, Real Estate Management & Development)	180,100	132,029
Thai Airways International PCL (Industrials, Airlines)†	162,400	78,122
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	132,300	434,116
Thai Union Group PCL (Consumer Staples, Food Products)	463,600	296,858
Thai Vegetable Oil PCL (Consumer Staples, Food Products)	87,400	87,706
Thanachart Capital PCL (Financials, Banks)	146,100	258,621
The Siam Cement PCL (Materials, Construction Materials)	89,400	1,392,333
Thoresen Thai Agencies PCL (Industrials, Marine)	288,500	81,925
Tipco Asphalt PCL (Materials, Construction Materials)	139,200	87,993
Tisco Financial Group PCL (Financials, Banks)	93,800	263,330
TMB Bank PCL (Financials, Banks)	2,641,300	252,434
Total Access Communication PCL (Telecommunication Services, Wireless Telecommunication Services)	82,800	119,906
TPI Polene Power PCL NVDR (Utilities, Independent Power & Renewable Electricity Producers)	249,900	57,585

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name		Shares	Value

Thailand (continued)
TTW PCL (Utilities, Water Utilities)		174,400	$73,894
Vibhavadi Medical Center PCL (Health Care, Health Care Providers & Services)		687,600	55,542
Wha Corp PCL (Real Estate, Real Estate Management & Development)		822,100	107,592
Workpoint Entertainment PCL (Consumer Discretionary, Media)		25,300	65,084

			19,967,906

Turkey : 1.70%
Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer Staples, Beverages)		25,294	170,867
Arcelik AS (Consumer Discretionary, Household Durables)		29,729	147,902
Aselsan Elektronik Sanayi ve Ticaret AS (Industrials, Aerospace & Defense)		16,619	135,797
Bim Birlesik Magazalar AS (Consumer Staples, Food & Staples Retailing)		26,846	528,761
Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)		10,399	100,599
Emlak Konut Gayrimenkul Yati AS (Real Estate, Equity REITs)		172,170	119,059
Enka Insaat ve Sanayi AS (Industrials, Industrial Conglomerates)		176,467	254,720
Eregli Demir ve Celik Fabrikalari T AS (Materials, Metals & Mining)		154,203	458,653
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)		7,125	117,516
Haci Omer Sabanci Holding AS (Financials, Diversified Financial Services)		148,327	417,350
KOC Holding AS (Industrials, Industrial Conglomerates)		114,333	541,063
Petkim Petrokimya Holding SA (Materials, Chemicals)		77,094	162,900
Soda Sanayii AS (Materials, Chemicals)		48,914	65,021
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)		19,711	119,781
Tekfen Holding AS (Industrials, Construction & Engineering)		25,205	119,825
Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary, Automobiles)		13,872	110,326
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)		15,141	464,695
Turk Hava Yollari Anonim Ortakligi AS (Industrials, Airlines)†		79,930	398,980
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial Conglomerates)		70,222	87,834
Turk Telekomunikasyon AS (Telecommunication Services, Diversified Telecommunication Services)†		67,971	116,123
Turkcell Iletisim Hizmetleri AS (Telecommunication Services, Wireless Telecommunication Services)		128,209	513,406
Turkiye Halk Bankasi AS (Financials, Banks)		73,468	185,415
Turkiye Is Bankasi Class C AS (Financials, Banks)		173,742	344,796
Turkiye Vakiflar Bankasi TAO AS (Financials, Banks)		77,771	149,576
Ulker Biskuvi Sanayi AS (Consumer Staples, Food Products)		21,107	124,789
Yapi Ve Kredi Bankasi AS (Financials, Banks)†		109,179	136,041
Yazicilar Holding AS Class A (Industrials, Industrial Conglomerates)		13,433	102,775

			6,194,570

Ukraine : 0.07%
Kernel Holding SA (Consumer Staples, Food Products)		16,802	239,545

Total Common Stocks (Cost $321,201,697)			338,272,789

	Dividend yield
Preferred Stocks : 4.12%

Brazil : 3.80%
Alpargatas SA (Consumer Discretionary, Personal Products)	3.34%	20,472	108,006
Banco Bradesco SA (Financials, Banks)	3.16	328,853	3,926,709
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)	6.86	22,500	125,774
Braskem SA Class A (Materials, Chemicals)	2.71	18,610	266,176
Companhia Brasileira de Distribuicao SA (Consumer Staples, Food & Staples Retailing)	0.45	18,973	400,216
Companhia de Saneamento do Parana (Utilities, Water Utilities)	6.35	34,340	109,253
Companhia de Transmissao de Energia Electrica Paulista (Utilities, Electric Utilities)	4.56	5,980	122,864
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	3.01	99,869	252,525
Companhia Energetica de Sao Paulo Preference B (Utilities, Independent Power & Renewable Electricity Producers)	3.28	21,387	100,121

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — February 28, 2018

Security name	Dividend yield		Shares	Value

Brazil (continued)
Companhia Paranaense de Energia-Copel Preference B (Utilities, Electric Utilities)	11.86%		12,700	$99,155
Itau Unibanco Holding SA (Financials, Banks)	8.49		341,180	5,293,864
Itausa Investimentos Itau SA (Financials, Banks)	0.73		416,229	1,681,889
Klabin SA (Materials, Containers & Packaging)	3.68		177,900	172,043
Metalurgica Gerdau SA (Materials, Metals & Mining) †	0.00		64,800	157,265
Telefonica Brasil SA (Telecommunication Services, Diversified Telecommunication Services)	5.28		54,209	845,633
Usinas Siderurgicas de Minas Gerais SA Class A (Materials, Metals & Mining) †	0.00		40,400	153,293

				13,814,786

Chile : 0.10%
Embotelladora Andina SA Preference B (Consumer Discretionary, Food & Staples Retailing)	2.76		37,767	186,677
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	2.78		3,692	186,887

				373,564

Colombia : 0.20%
Banco Davivienda SA (Financials, Banks)	3.17		15,855	164,336
Bancolombia SA (Financials, Banks)	3.05		51,345	540,790

				705,126

Russia : 0.02%
Bashneft PAO (Energy, Oil, Gas & Conumable Fuels)	8.73		3,020	87,039

Total Preferred Stocks (Cost $12,168,953)				14,980,515

		Expiration date
Rights : 0.01%

Brazil : 0.01%
Itausa Investimentos Itau SA (Financials, Banks)†		3-29-2018	9,781	16,143

Chile : 0.00%
Enel Chile SA (Utilities, Electric Utilities)†(a)		3-16-2018	334,843	57

India : 0.00%
Indiabulls Ventures Limited (Financials, Capital Markets)†(a)		3-7-2018	3,657	0

South Korea : 0.00%
Hyundai Heavy Industries Company (Industrials, Machinery)†(a)		3-3-2018	560	13,097

Total Rights (Cost $0)				29,297

Warrants : 0.02%

Malaysia : 0.01%
Sunway Bhd (Real Estate, Real Estate Management & Development)†		10-03-2024	122,430	16,097

Thailand : 0.01%
Supalai PCL (Real Estate, Real Estate Management & Development)†		10-19-2018	81,050	49,606

Total Warrants (Cost $38,857)				65,703

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name		Yield	Shares	Value

Short-Term Investments : 2.20%

Investment Companies : 2.20%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.29%	7,994,492	$7,994,492

Total Short-Term Investments (Cost $7,994,492)				7,994,492

Total investments in securities (Cost $341,403,999)	99.39%			361,342,796
Other assets and liabilities, net	0.61			2,235,708

Total net assets	100.00%			$363,578,504

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	169	3-16-2018	$10,366,226	$9,996,350	$0	$(369,876)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	435,465,805	427,471,313	7,994,492	$0	$0	$60,643	$7,994,492	2.20%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Common Stocks : 96.28%

Australia : 8.75%
Adelaide Brighton Limited (Materials, Construction Materials)	37,969	$192,824
AGL Energy Limited (Utilities, Multi-Utilities)	62,670	1,054,480
ALS Limited (Industrials, Professional Services)	44,579	246,408
Amcor Limited (Materials, Containers & Packaging)	109,047	1,168,922
Ansell Limited (Health Care, Health Care Equipment & Supplies)	13,650	275,936
APA Group (Utilities, Gas Utilities)	87,951	542,591
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	61,142	1,162,328
ASX Limited (Financials, Capital Markets)	19,127	860,543
Aurizon Holdings Limited (Industrials, Road & Rail)	192,858	678,657
AusNet Services (Utilities, Electric Utilities)	168,818	222,013
Australia & New Zealand Banking Group Limited (Financials, Banks)	275,571	6,158,492
Bank of Queensland Limited (Financials, Banks)	38,577	375,561
Bendigo Bank Limited (Financials, Banks)	46,247	404,064
BHP Billiton Limited (Materials, Metals & Mining)	278,636	6,542,998
BlueScope Steel Limited (Materials, Metals & Mining)	51,715	643,671
Boral Limited (Materials, Construction Materials)	109,473	657,412
Brambles Limited (Industrials, Commercial Services & Supplies)	150,595	1,113,355
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	24,075	652,605
Carsales.com Limited (Information Technology, Internet Software & Services)	22,607	247,601
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	53,429	520,348
CIMIC Group Limited (Industrials, Construction & Engineering)	8,629	311,249
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	48,697	329,350
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	5,511	782,165
Commonwealth Bank of Australia (Financials, Banks)	162,205	9,546,967
Computershare Limited (Information Technology, IT Services)	46,375	637,199
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	34,539	359,541
CSL Limited (Health Care, Biotechnology)	42,341	5,332,369
Dexus Property Group (Real Estate, Equity REITs)	97,005	696,253
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,147	188,063
Downer EDI Limited (Industrials, Commercial Services & Supplies)	55,642	296,813
Duluxgroup Limited (Materials, Chemicals)	28,979	171,573
Evolution Mining Limited (Materials, Metals & Mining)	121,451	269,107
Fortescue Metals Group Limited (Materials, Metals & Mining)	156,667	602,540
Goodman Group (Real Estate, Equity REITs)	155,764	984,953
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	68,654	212,081
Healthscope Limited (Health Care, Health Care Providers & Services)	160,199	233,984
Iluka Resources Limited (Materials, Metals & Mining)	39,893	317,816
Incitec Pivot Limited (Materials, Chemicals)	145,733	425,095
Insurance Australia Group Limited (Financials, Insurance)	229,553	1,450,545
IOOF Holdings Limited (Financials, Capital Markets)	30,045	242,031
JB Hi-Fi Limited (Consumer Discretionary, Specialty Retail)	10,039	200,674
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	55,835	766,585
Link Administration Holdings Limited (Information Technology, IT Services)	42,239	279,010
Macquarie Atlas Roads Limited (Industrials, Transportation Infrastructure)	56,675	241,738
Macquarie Group Limited (Financials, Capital Markets)	29,581	2,356,832
Magellan Financial Group Limited (Financials, Capital Markets)	12,830	251,111
Medibank Private Limited (Financials, Insurance)	268,425	656,938
Mirvac Group (Real Estate, Equity REITs)	355,227	581,674
National Australia Bank Limited (Financials, Banks)	252,313	5,865,060
Newcrest Mining Limited (Materials, Metals & Mining)	70,509	1,157,094
Northern Star Resources Limited (Materials, Metals & Mining)	60,080	291,680
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	109,497	632,732
Orica Limited (Materials, Chemicals)	31,992	458,462
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	164,402	1,140,789
Orora Limited (Materials, Containers & Packaging)	111,614	283,549
OZ Minerals Limited (Materials, Metals & Mining)	28,251	209,030
Qantas Airways Limited (Industrials, Airlines)	163,296	743,312
QBE Insurance Group Limited (Financials, Insurance)	129,015	1,013,327
Qube Holdings Limited (Industrials, Transportation Infrastructure)	137,723	263,199
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	13,013	644,170
REA Group Limited (Information Technology, Internet Software & Services)	4,712	280,599

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Australia (continued)
Rio Tinto Limited (Materials, Metals & Mining)	36,830	$2,283,385
Scentre Group (Real Estate, Equity REITs)	509,035	1,511,449
SEEK Limited (Industrials, Commercial Services & Supplies)	33,256	519,346
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	38,955	734,900
South32 Limited - Athens Exchange (Materials, Metals & Mining)	426,362	1,076,622
Spark Infrastructure Group (Utilities, Electric Utilities)	148,672	276,803
Stockland Australia (Real Estate, Equity REITs)	234,853	734,077
Suncorp Group Limited (Financials, Insurance)	124,447	1,299,217
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	212,170	1,077,923
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	200,875	719,515
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	1,088,071	2,806,400
The GPT Group (Real Estate, Equity REITs)	149,560	548,853
The Star Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	80,201	328,380
Transurban Group (Industrials, Transportation Infrastructure)	209,719	1,869,070
Treasury Wine Estates Limited (Consumer Staples, Beverages)	69,194	934,712
Vicinity Centres (Real Estate, Equity REITs)	305,753	586,379
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	108,490	3,469,712
Westfield Corporation (Real Estate, Equity REITs)	197,542	1,339,113
Westpac Banking Corporation (Financials, Banks)	320,235	7,589,037
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	65,806	1,468,950
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	123,543	2,640,080
WorleyParsons Limited (Energy, Energy Equipment & Services)	23,686	278,197

		99,520,188

Austria : 0.42%
ams AG (Information Technology, Semiconductors & Semiconductor Equipment)	5,950	701,344
Andritz AG (Industrials, Machinery)	6,427	372,867
Buwog AG (Real Estate, Real Estate Management & Development)	10,655	375,674
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	25,869	1,315,349
OMV AG (Energy, Oil, Gas & Consumable Fuels)	12,629	718,063
Raiffeisen Bank International AG (Financials, Banks)†	11,450	443,619
Voestalpine AG (Materials, Metals & Mining)	9,503	548,211
Wienerberger AG (Materials, Construction Materials)	9,548	257,899

		4,733,026

Belgium : 0.80%
Ackermans & Van Haaren NV (Financials, Diversified Financial Services)	2,118	382,322
Ageas NV (Financials, Insurance)	17,999	942,433
Bpost SA (Industrials, Air Freight & Logistics)	9,253	313,987
Cofinimmo SA (Real Estate, Equity REITs)	2,056	258,763
Colruyt SA (Consumer Staples, Food & Staples Retailing)	5,761	310,819
Galapagos NV (Health Care, Biotechnology)†	997	105,311
Galapagos NV (Health Care, Biotechnology)†	2,688	280,268
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	7,180	819,768
KBC Groep NV (Financials, Banks)	23,169	2,170,990
Ontex Group NV (Consumer Staples, Personal Products)	6,609	190,846
Proximus SA (Telecommunication Services, Diversified Telecommunication Services)	14,735	473,125
Solvay SA (Materials, Chemicals)	5,789	793,365
Telenet Group Holding NV (Consumer Discretionary, Media)†	4,846	332,200
UCB SA (Health Care, Pharmaceuticals)	11,373	939,481
Umicore SA (Materials, Chemicals)	14,469	815,623

		9,129,301

Canada : 8.88%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	21,195	807,531
Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	39,235	1,907,631
Bank of Montreal (Financials, Banks)	59,391	4,509,865
Barrick Gold Corporation (Materials, Metals & Mining)	101,771	1,172,207
BCE Incorporated (Telecommunication Services, Diversified Telecommunication Services)	80,815	3,526,839
Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	83,319	3,230,299
Canadian Imperial Bank of Commerce (Financials, Banks)	41,174	3,760,593

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Canada (continued)
Canadian National Railway Company (Industrials, Road & Rail)	60,737	$4,699,166
Canadian Pacific Railway Limited (Industrials, Road & Rail)	13,482	2,411,252
Canadian Tire Corporation Limited Class A (Consumer Discretionary, Multiline Retail)	5,775	784,837
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	79,200	576,471
CGI Group Incorporated Class A (Information Technology, IT Services)†	30,565	1,786,452
Constellation Software Incorporated (Information Technology, Software)	1,928	1,247,956
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	10,244	1,192,286
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	85,400	895,795
Fairfax Financial Holdings Limited (Financials, Insurance)	2,600	1,270,742
Fortis Incorporated (Utilities, Electric Utilities)	34,744	1,135,299
Franco-Nevada Corporation (Materials, Metals & Mining)	17,508	1,226,870
Gildan Activewear Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	18,933	549,163
Goldcorp Incorporated (Materials, Metals & Mining)	67,400	843,551
Great-West Lifeco Incorporated (Financials, Insurance)	23,768	627,170
Imperial Oil Limited (Energy, Oil, Gas & Consumable Fuels)	21,962	594,747
Intact Financial Corporation (Financials, Insurance)	12,375	957,153
Inter Pipeline Limited (Energy, Oil, Gas & Consumable Fuels)	32,889	571,815
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	18,654	958,285
Magna International Incorporated (Consumer Discretionary, Auto Components)	30,727	1,690,560
Manulife Financial Corporation (Financials, Insurance)	177,293	3,373,983
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	19,630	619,251
National Bank of Canada (Financials, Banks)	30,908	1,499,635
Open Text Corporation (Information Technology, Software)	20,266	711,489
Open Text Corporation (Information Technology, Software)	2,096	73,528
Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	45,552	1,464,679
Power Corporation of Canada (Financials, Insurance)	30,596	725,081
Power Financial Corporation (Financials, Insurance)	19,512	509,392
Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	21,603	1,266,180
RioCan REIT (Real Estate, Equity REITs)	24,243	443,787
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	32,522	1,465,416
Royal Bank of Canada (Financials, Banks)	133,931	10,551,032
Saputo Incorporated (Consumer Staples, Food Products)	18,733	598,691
Shaw Communications Incorporated Class B (Consumer Discretionary, Media)	42,926	830,955
Sun Life Financial Incorporated (Financials, Insurance)	55,158	2,272,173
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	151,962	5,002,240
TELUS Corporation (Telecommunication Services, Diversified Telecommunication Services)	75,694	2,732,346
The Bank of Nova Scotia (Financials, Banks)	111,908	6,933,203
The Toronto-Dominion Bank (Financials, Banks)	174,528	10,064,738
Thomson Corporation (Financials, Capital Markets)	23,067	908,874
TransCanada Corporation (Energy, Oil, Gas & Consumable Fuels)	81,711	3,534,103
Waste Connections Incorporated - Toronto Exchange (Industrials, Commercial Services & Supplies)	25,100	1,777,265
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	41,176	785,848

		101,078,424

China : 0.31%
AAC Technologies Holdings Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	66,500	1,297,904
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	210,800	1,175,922
Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	65,000	638,255
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	135,934	473,728

		3,585,809

Czech Republic : 0.06%
CEZ AS (Utilities, Electric Utilities)	14,739	357,374
Komercni Banka AS (Financials, Banks)	7,072	313,335

		670,709

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Denmark : 2.08%
Carlsberg AS Class B (Consumer Staples, Beverages)	10,055	$1,229,366
Christian Hansen Holding AS (Materials, Chemicals)	8,708	723,298
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	10,654	900,367
Danske Bank AS (Financials, Banks)	67,418	2,705,854
DONG Energy AS (Utilities, Electric Utilities)144A	15,919	993,479
DSV AS (Industrials, Road & Rail)	18,043	1,413,200
Genmab AS (Health Care, Biotechnology)†	5,283	1,079,391
GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	13,099	451,836
H. Lundbeck AS (Health Care, Pharmaceuticals)	5,848	306,235
ISS AS (Industrials, Commercial Services & Supplies)	15,763	571,087
Jyske Bank AS (Financials, Banks)	6,728	397,059
Nets AS (Information Technology, IT Services)†(a)	11,208	303,001
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	167,539	8,666,946
Novozymes AS Class B (Materials, Chemicals)	19,118	982,554
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,776	1,123,565
SimCorp AS (Information Technology, Software)	3,438	214,953
Sydbank AS (Financials, Banks)	6,924	270,279
TDC AS (Telecommunication Services, Diversified Telecommunication Services)	75,913	618,141
Tryg AS (Financials, Insurance)	11,732	278,265
William Demant Holding (Health Care, Health Care Equipment & Supplies)†	10,773	385,012

		23,613,888

Finland : 1.41%
Amer Sports Oyj (Consumer Discretionary, Leisure Products)	10,839	326,815
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	14,367	617,152
Fortum Oyj (Utilities, Electric Utilities)	38,961	855,730
Huhtamaki Oyj (Materials, Containers & Packaging)	8,783	371,176
Kesko Oyj Class B (Consumer Staples, Food & Staples Retailing)	6,679	388,635
Kone Oyj Class B (Industrials, Machinery)	37,607	1,947,461
Konecranes Oyj (Industrials, Machinery)	6,060	266,835
Metso Oyj (Industrials, Machinery)	9,874	315,364
Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	11,423	836,344
Nokia Oyj (Information Technology, Communications Equipment)	521,251	3,038,444
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	12,513	573,558
Orion Oyj Class B (Health Care, Pharmaceuticals)	9,355	304,690
Outokumpu Oyj (Materials, Metals & Mining)	28,931	233,068
Sampo Oyj Class A (Financials, Insurance)	45,283	2,562,803
Stora Enso Oyj (Materials, Paper & Forest Products)	48,829	862,337
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	47,655	1,630,459
Wartsila Oyj (Industrials, Machinery)	13,559	953,949

		16,084,820

France : 8.19%
Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	17,967	1,035,569
Aeroports de Paris SA (Industrials, Transportation Infrastructure)	2,616	528,967
Air France-KLM (Industrials, Airlines)†	27,155	320,446
Air Liquide SA (Materials, Chemicals)	37,686	4,707,264
Alstom SA (Industrials, Machinery)	14,307	602,256
Altran Technologies SA (Information Technology, IT Services)	12,191	220,806
Amundi SA (Financials, Diversified Financial Services)	4,446	362,421
Arkema SA (Materials, Chemicals)	5,955	777,119
Atos Origin SA (Information Technology, IT Services)	7,965	1,047,785
bioMerieux SA (Health Care, Health Care Equipment & Supplies)	3,825	294,225
Bouygues SA (Industrials, Construction & Engineering)	25,374	1,283,620
Bureau Veritas SA (Industrials, Professional Services)	24,012	629,142
Capgemini SA (Information Technology, IT Services)	14,255	1,776,818
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing)	5,051	273,613
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	897	333,163
CNP Assurances SA (Financials, Insurance)	14,585	353,446
Compagnie de Saint-Gobain SA (Industrials, Building Products)	49,190	2,784,095
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	15,711	2,414,855
Dassault Aviation SA (Industrials, Aerospace & Defense)	209	362,272

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

France (continued)
Dassault Systemes SA (Information Technology, Software)	11,912	$1,536,790
Edenred SA (Industrials, Commercial Services & Supplies)	21,118	740,943
Eiffage SA (Industrials, Construction & Engineering)	8,981	972,208
Electricite de France SA (Utilities, Electric Utilities)	44,746	580,219
Elior Group SA (Consumer Discretionary, Hotels, Restaurants & Leisure)144A	9,461	207,093
Elis SA (Industrials, Commercial Services & Supplies)	18,025	460,841
Engie SA (Utilities, Multi-Utilities)	170,994	2,666,883
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	20,891	2,736,029
Eurazeo SA (Financials, Diversified Financial Services)	3,603	343,865
Eutelsat Communications SA (Consumer Discretionary, Media)	13,272	310,059
Faurecia (Consumer Discretionary, Auto Components)	6,269	524,158
Fonciere des Regions (Real Estate, Equity REITs)	3,263	340,436
Gecina SA (Real Estate, Equity REITs)	4,604	806,288
Groupe Danone SA (Consumer Staples, Food Products)	59,975	4,783,391
Groupe Eurotunnel SE (Industrials, Transportation Infrastructure)	42,827	550,837
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,752	1,479,987
ICADE (Real Estate, Equity REITs)	3,089	298,717
Iliad SA (Telecommunication Services, Diversified Telecommunication Services)	2,526	592,247
Imerys SA (Materials, Construction Materials)	2,639	269,173
Ingenico SA (Information Technology, Electronic Equipment, Instruments & Components)	5,224	453,232
Ipsen SA (Health Care, Pharmaceuticals)	3,193	467,741
JCDecaux SA (Consumer Discretionary, Media)	7,217	279,736
Kering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,801	3,191,500
Klepierre SA (Real Estate, Equity REITs)	20,076	827,037
Lagardere SCA (Consumer Discretionary, Media)	11,078	325,241
Legrand SA (Industrials, Electrical Equipment)	23,895	1,873,323
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	25,387	7,593,178
Orpea SA (Health Care, Health Care Providers & Services)	4,381	525,829
Pernod-Ricard SA (Consumer Staples, Beverages)	19,715	3,247,061
Plastic Omnium SA (Consumer Discretionary, Auto Components)	5,767	270,136
Remy Cointreau SA (Consumer Staples, Beverages)	2,154	292,844
Rubis SCA (Utilities, Gas Utilities)	8,275	592,068
Safran SA (Industrials, Aerospace & Defense)	31,861	3,515,535
SCOR SE (Financials, Insurance)	15,378	651,974
SEB SA (Consumer Discretionary, Household Durables)	2,163	441,256
Societe BIC SA (Industrials, Commercial Services & Supplies)	2,516	264,439
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,824	1,083,528
Sopra Steria Group (Information Technology, IT Services)	1,310	254,411
Spie SA (Industrials, Commercial Services & Supplies)	10,534	259,305
Suez Environnement Company SA (Utilities, Multi-Utilities)	36,076	495,472
Teleperformance SE (Industrials, Professional Services)	4,882	695,225
Thales SA (Industrials, Aerospace & Defense)	9,743	1,082,887
Total SA (Energy, Oil, Gas & Consumable Fuels)	223,019	12,685,038
Ubisoft Entertainment SA (Information Technology, Software)†	5,478	450,489
Unibail-Rodamco SE (Real Estate, Equity REITs)	9,625	2,239,484
Veolia Environnement SA (Utilities, Multi-Utilities)	54,094	1,313,840
Vinci SA (Industrials, Construction & Engineering)	52,626	5,196,305
Vivendi SA (Consumer Discretionary, Media)	89,450	2,300,113

		93,176,273

Germany : 7.38%
Aareal Bank AG (Financials, Thrifts & Mortgage Finance)	5,376	261,499
Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,829	3,728,700
Allianz AG (Financials, Insurance)	39,530	9,182,472
Aurubis AG (Materials, Metals & Mining)	3,280	274,727
Axel Springer AG (Consumer Discretionary, Media)	4,997	449,954
Bayer AG (Health Care, Pharmaceuticals)	76,533	8,931,102
Beiersdorf AG (Consumer Staples, Personal Products)	9,583	1,048,611
Brenntag AG (Industrials, Trading Companies & Distributors)	13,501	841,614
Continental AG (Consumer Discretionary, Auto Components)	9,476	2,589,276
Covestro AG (Materials, Chemicals)144A	11,901	1,342,556
Delivery Hero AG (Information Technology, Internet Software & Services)†	6,640	289,841

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Germany (continued)
Deutsche Boerse AG (Financials, Capital Markets)	17,820	$2,369,555
Deutsche Lufthansa AG (Industrials, Airlines)	22,874	763,764
Deutsche Post AG (Industrials, Air Freight & Logistics)	88,768	4,049,704
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	31,464	1,297,527
Drillisch AG (Telecommunication Services, Wireless Telecommunication Services)	4,501	346,025
Duerr AG (Industrials, Machinery)	2,170	265,404
E.ON SE (Utilities, Multi-Utilities)	208,624	2,115,340
Evonik Industries AG (Materials, Chemicals)	12,785	470,744
Fraport AG (Industrials, Transportation Infrastructure)	3,453	352,351
Freenet AG (Telecommunication Services, Wireless Telecommunication Services)	11,832	408,881
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	19,772	2,086,049
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	37,951	3,083,622
GEA Group AG (Industrials, Machinery)	15,357	725,939
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	2,867	219,449
Hannover Rueck SE (Financials, Insurance)	5,528	751,912
Heidelbergcement AG (Materials, Construction Materials)	13,134	1,317,982
Hochtief AG (Industrials, Construction & Engineering)	1,741	292,443
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,764	513,051
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	100,625	2,723,193
Innogy SE (Utilities, Multi-Utilities)	12,089	482,146
Kion Group AG (Industrials, Machinery)	5,847	498,679
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	5,992	622,044
Linde AG (Materials, Chemicals)	14,632	3,246,825
MAN SE (Industrials, Machinery)	3,624	413,245
Merck KGaA (Health Care, Pharmaceuticals)	11,739	1,169,799
Metro AG (Consumer Staples, Food & Staples Retailing)	16,956	330,697
MTU Aero Engines AG (Industrials, Aerospace & Defense)	4,817	804,401
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	13,732	3,070,612
Osram Licht AG (Industrials, Electrical Equipment)	8,729	689,208
ProSiebenSat.1 Media AG (Consumer Discretionary, Media)	20,934	827,929
Rheinmetall AG (Industrials, Industrial Conglomerates)	3,866	510,425
SAP SE (Information Technology, Software)	94,751	9,888,158
Scout24 AG (Information Technology, Internet Software & Services)	7,696	338,176
Siltronic AG (Information Technology, Semiconductors & Semiconductor Equipment)	1,680	245,134
Software AG (Information Technology, Software)	4,337	227,669
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	2,154	224,684
Symrise AG (Materials, Chemicals)	10,889	883,095
Telefonica Deutschland Holding AG (Telecommunication Services, Diversified Telecommunication Services)	57,157	263,066
TUI AG - BATS Exchange (Consumer Discretionary, Hotels, Restaurants & Leisure)	41,704	881,464
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	19,142	581,282
United Internet AG (Information Technology, Internet Software & Services)	11,832	802,067
Vonovia SE (Real Estate, Real Estate Management & Development)	42,813	1,951,816
Wirecard AG (Information Technology, IT Services)	9,407	1,119,329
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail)144A†	13,389	761,975

		83,927,212

Hong Kong : 4.30%
AIA Group Limited (Financials, Insurance)	1,135,200	9,420,558
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	27,844	396,045
China Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	372,000	848,984
CK Asset Holdings Limited (Real Estate, Real Estate Management & Development)	330,190	2,837,086
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	257,570	3,219,169
CK Infrastructure Holdings Limited (Utilities, Electric Utilities)	72,500	607,076
CLP Holdings Limited (Utilities, Electric Utilities)	214,386	2,168,383
Dairy Farm International Holdings Limited (Consumer Staples, Food & Staples Retailing)	28,940	243,952
First Pacific Company Limited (Financials, Diversified Financial Services)	226,894	140,805
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	256,625	2,226,370
Hang Lung Group Limited (Real Estate, Real Estate Management & Development)	78,705	265,770
Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	183,332	435,749
Hang Seng Bank Limited (Financials, Banks)	71,855	1,781,501
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	103,917	671,385
HK Electric Investments Limited (Utilities, Electric Utilities)144A	238,000	223,223

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Hong Kong (continued)
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	796,518	$1,575,550
Hong Kong Exchanges & Clearing Limited (Financials, Capital Markets)	96,000	3,438,914
Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	111,525	765,759
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Telecommunication Services, Diversified Telecommunication Services)	344,574	440,300
Hopewell Holdings (Industrials, Industrial Conglomerates)	61,000	238,462
Hysan Development Company Limited (Real Estate, Real Estate Management & Development)	58,574	338,512
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	26,528	1,728,299
Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	16,717	665,838
Kerry Properties Limited (Real Estate, Real Estate Management & Development)	56,500	255,394
Kingston Financial Group Limited (Financials, Capital Markets)	284,000	170,974
Li & Fung Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	564,000	283,218
Link REIT (Real Estate, Equity REITs)	210,107	1,786,118
Minth Group Limited (Consumer Discretionary, Auto Components)	64,000	375,577
MTR Corporation Limited (Industrials, Road & Rail)	153,569	810,501
New World Development Limited (Real Estate, Real Estate Management & Development)	496,961	751,599
NWS Holdings Limited (Industrials, Industrial Conglomerates)	140,429	263,778
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	367,000	208,512
Power Assets Holdings Limited (Utilities, Electric Utilities)	126,000	1,068,997
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	124,000	276,814
Sino Land Company (Real Estate, Real Estate Management & Development)	293,899	517,725
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	179,000	170,506
Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	147,309	2,443,705
Swire Pacific Limited (Real Estate, Real Estate Management & Development)	44,978	452,133
Swire Properties Limited (Real Estate, Real Estate Management & Development)	102,553	349,447
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	142,243	892,438
The Bank of East Asia Limited (Financials, Banks)	134,000	589,875
The Wharf Holdings Limited (Real Estate, Real Estate Management & Development)	94,717	351,903
Vitasoy International Holdings Limited (Consumer Staples, Food Products)	83,005	216,062
VTech Holdings Limited (Information Technology, Communications Equipment)	14,300	196,203
Wharf Real Estate Investment Company Limited (Real Estate, REITs)	110,000	747,773
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	72,945	528,768
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	188,000	290,624
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	66,722	285,614

		48,961,948

Ireland : 0.60%
AIB Group plc (Financials, Banks)	69,477	457,715
Bank of Ireland Group plc (Financials, Banks)	71,019	663,471
DCC plc (Industrials, Industrial Conglomerates)	8,272	752,838
Glanbia plc (Consumer Staples, Food Products)	28,446	505,986
Kerry Group plc Class A (Consumer Staples, Food Products)	13,321	1,331,820
Kingspan Group plc (Industrials, Building Products)	19,334	816,831
Paddy Power plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,678	895,501
Smurfit Kappa Group plc (Materials, Containers & Packaging)	32,306	1,124,037
UDG Healthcare plc (Health Care, Health Care Providers & Services)	23,328	267,047

		6,815,246

Italy : 1.01%
A2A SpA (Utilities, Multi-Utilities)	154,163	272,578
Atlantia SpA (Industrials, Transportation Infrastructure)	43,774	1,344,673
Azimut Holding SpA (Financials, Capital Markets)	8,177	177,647
Davide Campari-Milano SpA (Consumer Staples, Beverages)	42,871	306,844
Enel SpA (Utilities, Electric Utilities)	703,953	4,086,280
FinecoBank SpA (Financials, Banks)	32,119	392,566
Italgas SpA (Utilities, Gas Utilities)	48,284	258,729
Mediobanca SpA (Financials, Banks)	55,329	660,226
Moncler SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,387	568,693
Pirelli & C. SpA (Consumer Discretionary, Auto Components)†	30,088	265,285
Poste Italiane SpA (Financials, Insurance)	43,559	373,991
Prysmian SpA (Industrials, Electrical Equipment)	18,501	580,985

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Italy (continued)
Recordati SpA (Health Care, Pharmaceuticals)	9,244	$330,466
Saipem SpA (Energy, Energy Equipment & Services)†	43,629	177,115
Snam SpA (Energy, Oil, Gas & Consumable Fuels)	209,349	937,163
Terna SpA (Utilities, Electric Utilities)	133,358	739,184

		11,472,425

Japan : 17.10%
Activia Properties Incorporated (Real Estate, Equity REITs)	58	255,923
Advance Residence Investment Corporation (Real Estate, Equity REITs)	130	326,416
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	83,900	1,413,509
Aeon Financial Service Company Limited (Financials, Consumer Finance)	11,300	262,590
Aeon Mall Company Limited (Real Estate, Real Estate Management & Development)	9,600	199,734
Aica Kogyo Company Limited (Industrials, Building Products)	6,500	246,103
Air Water Incorporated (Materials, Chemicals)	15,100	298,365
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	16,900	983,529
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	20,100	449,292
All Nippon Airways Company Limited (Industrials, Airlines)	33,500	1,341,642
Aozora Bank Limited (Financials, Banks)	10,600	432,534
Asahi Breweries Limited (Consumer Staples, Beverages)	43,600	2,229,496
Asahi Glass Company Limited (Industrials, Building Products)	21,200	875,568
Asahi Intecc Company Limited (Health Care, Health Care Equipment & Supplies)	10,700	377,012
Asahi Kasei Corporation (Materials, Chemicals)	124,200	1,591,621
Azbil Corporation (Information Technology, Electronic Equipment, Instruments & Components)	6,100	269,796
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	20,400	658,763
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	8,000	286,366
Bridgestone Corporation (Consumer Discretionary, Auto Components)	61,900	2,747,715
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	23,200	576,971
CALBEE Incorporated (Consumer Staples, Food Products)	7,700	256,404
Canon Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	98,300	3,746,094
Central Japan Railway Company (Industrials, Road & Rail)	18,700	3,473,297
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	21,100	1,087,499
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	28,400	216,040
Coca-Cola Bottlers Japan Incorporated (Consumer Staples, Beverages)	15,600	590,575
Comsys Holdings Corporation (Industrials, Construction & Engineering)	11,100	292,340
Cosmos Pharmaceutical Corporation (Consumer Staples, Food & Staples Retailing)	1,200	226,856
Credit Saison Company Limited (Financials, Consumer Finance)	14,200	243,748
CyberAgent Incorporated (Consumer Discretionary, Media)	9,700	416,093
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	27,500	574,511
Daicel Corporation (Materials, Chemicals)	28,900	329,268
Daido Steel Company Limited (Materials, Metals & Mining)	3,600	193,334
Daifuku Company Limited (Industrials, Machinery)	10,100	658,911
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	53,900	1,908,791
Daiichikosho Company Limited (Consumer Discretionary, Media)	4,500	240,377
Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	7,400	1,225,515
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	61,100	2,263,648
Daiwa House Residential Investment Corporation (Real Estate, Equity REITs)	146	351,812
DeNA Company Limited (Information Technology, Internet Software & Services)	10,200	185,708
Denka Company Limited (Materials, Chemicals)	7,400	270,698
DIC Incorporated (Materials, Chemicals)	7,400	264,011
Disco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	2,700	629,325
Don Quijote Company Limited (Consumer Discretionary, Multiline Retail)	10,400	582,495
Dowa Mining Company Limited (Materials, Metals & Mining)	5,200	190,325
East Japan Railway Company (Industrials, Road & Rail)	34,500	3,236,513
Ebara Corporation (Industrials, Machinery)	8,700	321,074
Ezaki Glico Company Limited (Consumer Staples, Food Products)	5,700	278,392
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	7,600	573,141
Frontier Real Estate Investment Corporation (Real Estate, Equity REITs)	48	199,522
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	65,000	491,868
Fujikura Limited (Industrials, Electrical Equipment)	23,800	173,670
Fujitsu Limited (Information Technology, IT Services)	189,000	1,127,876
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	5,800	316,032
Glory Limited (Industrials, Machinery)	6,000	225,374
GLP J-REIT (Real Estate, Equity REITs)	243	256,084

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Japan (continued)
GS Yuasa Corporation (Industrials, Electrical Equipment)	36,000	$199,430
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	29,600	427,323
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	24,300	905,378
Haseko Corporation (Consumer Discretionary, Household Durables)	28,500	417,423
Hikari Tsushin Incorporated (Consumer Discretionary, Specialty Retail)	2,800	402,552
Hino Motors Limited (Industrials, Machinery)	26,100	342,512
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,900	431,001
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	7,400	530,963
Hitachi Metals Limited (Materials, Metals & Mining)	18,700	237,976
Hokuriku Electric Power Company (Utilities, Electric Utilities)	17,500	136,042
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,800	281,002
Hoshizaki Electric Company Limited (Industrials, Machinery)	5,600	504,654
House Foods Corporation (Consumer Staples, Food Products)	8,300	277,829
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	36,300	1,908,479
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	16,300	619,016
Iida Group Holdings Company (Consumer Discretionary, Household Durables)	17,600	331,030
ITO EN Limited (Consumer Staples, Beverages)	6,600	276,656
Itochu Corporation (Industrials, Trading Companies & Distributors)	136,400	2,621,955
Izumi Company Limited (Consumer Discretionary, Multiline Retail)	4,500	293,411
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	25,800	466,927
Japan Airlines Company Limited (Industrials, Airlines)	34,100	1,299,624
Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	388	285,104
Japan Post Bank Company Limited (Financials, Banks)	39,000	531,800
Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	88	302,892
Japan Retail Fund Investment Corporation (Real Estate, Equity REITs)	257	494,513
JFE Holdings Incorporated (Materials, Metals & Mining)	53,100	1,220,715
JSR Corporation (Materials, Chemicals)	17,000	409,004
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	306,000	1,835,492
K’s Holdings Corporation (Consumer Discretionary, Specialty Retail)	9,300	258,526
Kagome Company Limited (Consumer Staples, Food Products)	8,300	282,251
Kajima Corporation (Industrials, Construction & Engineering)	98,000	933,051
Kakaku.com Incorporated (Information Technology, Internet Software & Services)	12,600	213,078
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	4,000	225,210
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	11,500	251,343
Kaneka Corporation (Materials, Chemicals)	23,000	232,856
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	78,300	951,053
Kansai Paint Company Limited (Materials, Chemicals)	22,800	572,292
Kao Corporation (Consumer Staples, Personal Products)	46,600	3,401,561
Kawasaki Kisen Kaisha Limited (Industrials, Marine)†	8,100	195,210
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	170,000	4,174,736
Keihan Electric Railway Company Limited (Industrials, Industrial Conglomerates)	9,900	309,215
Keio Corporation (Industrials, Road & Rail)	11,300	493,426
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	16,000	521,468
Kenedix Realty Investment Corporation (Real Estate, Equity REITs)	40	252,937
Kewpie Corporation (Consumer Staples, Food Products)	12,100	330,528
Kinden Corporation (Industrials, Construction & Engineering)	13,900	227,998
Kintetsu Corporation (Industrials, Road & Rail)	17,900	686,777
Kirin Brewery Company Limited (Consumer Staples, Beverages)	87,600	2,260,663
Kobayashi Pharmaceutical Company Limited (Consumer Staples, Personal Products)	5,800	376,442
Konami Holdings Corporation (Information Technology, Software)	9,300	489,775
KOSE Corporation (Consumer Staples, Personal Products)	3,200	595,283
Kuraray Company Limited (Materials, Chemicals)	29,200	507,471
Kurita Water Industries Limited (Industrials, Machinery)	9,900	302,599
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	34,100	2,011,189
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	23,600	494,718
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	44,700	500,084
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	5,100	332,945
Lion Corporation (Consumer Staples, Household Products)	28,500	532,751
LIXIL Group Corporation (Industrials, Building Products)	27,700	675,500
M3 Incorporated (Health Care, Health Care Technology)	19,400	752,121
Makita Corporation (Industrials, Machinery)	24,200	1,144,817
Marubeni Corporation (Industrials, Trading Companies & Distributors)	153,900	1,172,606

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Japan (continued)
Maruichi Steel Tube Limited (Materials, Metals & Mining)	7,400	$231,911
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	9,000	378,590
Mebuki Financial Group Incorporated (Financials, Banks)	91,500	366,795
Medipal Holdings Corporation (Health Care, Health Care Providers & Services)	18,800	382,390
Meiji Holdings Company Limited (Consumer Staples, Food Products)	14,000	1,021,509
Minebea Company Limited (Industrials, Machinery)	37,100	839,130
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	5,100	189,485
Misumi Group Incorporated (Industrials, Trading Companies & Distributors)	24,700	710,093
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	130,100	1,312,564
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	18,600	460,037
Mitsubishi Materials Corporation (Materials, Metals & Mining)	11,700	365,190
Mitsubishi Tanabe Pharma Corporation (Health Care, Pharmaceuticals)	22,900	487,776
Mitsui Chemicals Incorporated (Materials, Chemicals)	17,000	515,853
Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	5,000	248,652
Mitsui OSK Lines Limited (Industrials, Marine)	10,100	314,711
Miura Company Limited (Industrials, Machinery)	10,200	286,141
Mori Hills REIT Corporation (Real Estate, Equity REITs)	150	195,276
Morinaga & Company Limited (Consumer Staples, Food Products)	4,900	223,321
Nabtesco Corporation (Industrials, Machinery)	9,800	420,752
Nagase & Company Limited (Industrials, Trading Companies & Distributors)	11,600	200,399
Nagoya Railroad Company Limited (Industrials, Road & Rail)	17,900	456,505
Nankai Electric Railway Company Limited (Industrials, Road & Rail)	10,500	266,984
NEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	23,600	716,124
Nexon Company Limited (Information Technology, Software)†	18,000	648,583
NH Foods Limited (Consumer Staples, Food Products)	21,000	470,463
NHK Spring Company Limited (Consumer Discretionary, Auto Components)	19,400	203,592
Nichirei Corporation (Consumer Staples, Food Products)	13,500	343,289
Nidec Corporation (Industrials, Electrical Equipment)	23,700	3,784,660
Nifco Incorporated (Consumer Discretionary, Auto Components)	4,100	293,444
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	8,300	232,139
Nihon M&A Center Incorporated (Industrials, Professional Services)	6,200	402,055
Nippon Accommodations Fund Incorporated (Real Estate, Equity REITs)	48	210,544
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	7,500	226,549
Nippon Express Company Limited (Industrials, Road & Rail)	8,400	561,640
Nippon Kayaku Company Limited (Materials, Chemicals)	11,700	150,231
Nippon Paper Industries Company Limited (Materials, Paper & Forest Products)	10,200	200,663
Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	174	394,658
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	6,100	340,090
Nippon Shokubai Company Limited (Materials, Chemicals)	2,500	176,453
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	136,200	6,326,027
Nippon Television Network Corporation (Consumer Discretionary, Media)	600	11,334
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	14,600	315,432
Nipro Corporation (Health Care, Health Care Equipment & Supplies)	14,100	207,384
Nishi-Nippon Railroad Company Limited (Industrials, Road & Rail)	7,500	199,091
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	26,400	521,313
Nissin Food Products Company Limited (Consumer Staples, Food Products)	8,600	585,165
Nitori Holdings Company Limited (Consumer Discretionary, Specialty Retail)	8,300	1,392,866
NOF Corporation (Materials, Chemicals)	6,600	181,206
Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	11,700	281,061
Nomura Real Estate Master Fund Incorporated (Real Estate, Equity REITs)	375	513,641
Nomura Research Institute Limited (Information Technology, IT Services)	13,000	582,237
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	116,600	2,982,897
Obayashi Corporation (Industrials, Construction & Engineering)	67,500	761,722
OBIC Company Limited (Information Technology, IT Services)	6,400	531,100
Oji Holdings Corporation (Materials, Paper & Forest Products)	89,000	579,993
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	30,800	1,231,826
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	18,500	1,088,769
Oracle Corporation (Japan) (Information Technology, Software)	3,000	231,763
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,300	1,972,558
ORIX JREIT Incorporated (Real Estate, Equity REITs)	260	396,963
Osaka Gas Company Limited (Utilities, Gas Utilities)	38,800	765,255
OSG Corporation (Industrials, Machinery)	7,400	173,933
Otsuka Corporation (Information Technology, IT Services)	5,800	537,640

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Japan (continued)
Panasonic Corporation (Consumer Discretionary, Household Durables)	221,200	$3,443,184
Park24 Company Limited (Industrials, Commercial Services & Supplies)	10,900	262,005
Persol Holdings Company Limited (Industrials, Professional Services)	18,400	471,066
Pigeon Corporation (Consumer Staples, Household Products)	11,400	460,301
Pilot Corporation (Industrials, Commercial Services & Supplies)	4,000	213,196
Pola Orbis Holdings Incorporated (Consumer Staples, Personal Products)	9,100	381,510
Recruit Holdings Company Limited (Industrials, Professional Services)	147,300	3,562,075
Relo Holdings Incorporated (Real Estate, Real Estate Management & Development)	10,800	302,754
Resorttrust Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,000	202,724
Rinnai Corporation (Consumer Discretionary, Household Durables)	4,000	357,569
Rohto Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	11,200	310,053
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	2,400	821,821
Sankyu Incorporated (Industrials, Road & Rail)	5,800	279,797
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	37,400	595,391
Sanwa Holdings Corporation (Industrials, Building Products)	22,600	313,443
Sapporo Holdings Limited (Consumer Staples, Beverages)	7,600	215,484
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,400	157,214
SBI Holdings Incorporated (Financials, Capital Markets)	18,600	425,038
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,300	398,644
SCSK Corporation (Information Technology, IT Services)	4,900	200,401
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Products)	18,300	265,478
Seibu Holdings Incorporated (Industrials, Industrial Conglomerates)	26,100	443,637
SEINO Holdings Company Limited (Industrials, Road & Rail)	16,800	285,518
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	42,600	798,126
Sekisui House Limited (Consumer Discretionary, Household Durables)	59,200	1,032,391
Seven Bank Limited (Financials, Banks)	65,300	224,139
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	19,200	215,693
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	23,800	609,648
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	2,500	297,240
Shimizu Corporation (Industrials, Construction & Engineering)	68,700	637,282
Shionogi & Company Limited (Health Care, Pharmaceuticals)	28,800	1,499,135
Showa Denko KK (Materials, Chemicals)	12,400	605,104
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	18,500	237,530
Sohgo Security Services Company Limited (Industrials, Commercial Services & Supplies)	8,400	394,968
Sojitz Corporation (Industrials, Trading Companies & Distributors)	109,200	356,336
Sotetsu Holdings Incorporated (Industrials, Road & Rail)	9,300	245,972
Square Enix Company Limited (Information Technology, Software)	8,100	344,974
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	14,500	565,267
Start Today Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	18,300	472,691
Sugi Pharmacy Company Limited (Consumer Staples, Food & Staples Retailing)	4,700	257,392
Sumitomo Chemical Company Limited (Materials, Chemicals)	142,000	875,526
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	110,800	1,943,648
Sumitomo Foresting Company Limited (Consumer Discretionary, Household Durables)	16,200	270,083
Sumitomo Heavy Industries Limited (Industrials, Machinery)	10,500	409,038
Sumitomo Osaka Cement Company (Materials, Construction Materials)	37,000	170,525
Sundrug Company Limited (Consumer Staples, Food & Staples Retailing)	7,500	345,824
Suntory Beverage & Food Limited (Consumer Staples, Beverages)	12,200	566,086
Suzuken Company Limited (Health Care, Health Care Providers & Services)	8,800	358,275
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	41,500	2,367,403
Sysmex Corporation (Health Care, Health Care Equipment & Supplies)	16,000	1,322,523
Taiheiyo Cement Corporation (Materials, Construction Materials)	11,800	437,303
Taisei Corporation (Industrials, Construction & Engineering)	21,300	1,079,543
Takara Holdings Incorporated (Consumer Staples, Beverages)	19,200	234,950
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	33,000	334,622
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	69,200	3,923,689
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	10,800	977,325
Teijin Limited (Materials, Chemicals)	15,400	302,443
The 77 Bank Limited (Financials, Banks)	6,800	169,319
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	27,900	325,573
The Gunma Bank Limited (Financials, Banks)	38,900	238,253
The Iyo Bank Limited (Financials, Banks)	27,500	217,062
THK Company Limited (Industrials, Machinery)	11,000	474,752

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Japan (continued)
TIS Incorporated (Information Technology, IT Services)	7,700	$282,789
Tobu Railway Company Limited (Industrials, Road & Rail)	19,900	612,765
Toho Company Limited Tokyo (Consumer Discretionary, Media)	13,800	446,392
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	48,000	627,283
Tokyo Broadcasting System Incorporated (Consumer Discretionary, Media)	17,200	386,611
Tokyo Century Corporation (Financials, Diversified Financial Services)	5,300	299,226
Tokyo Electric Power Company Holdings Incorporated (Utilities, Electric Utilities)†	148,000	566,190
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	14,500	2,833,340
Tokyo Gas Company Limited (Utilities, Gas Utilities)	38,900	971,958
Tokyu Corporation (Industrials, Road & Rail)	53,400	851,395
Tokyu Fudosan Holdings Corporation (Real Estate, Real Estate Management & Development)	46,500	342,112
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	57,000	486,940
Toray Industries Incorporated (Materials, Chemicals)	137,600	1,389,800
Tosoh Corporation (Materials, Chemicals)	29,100	601,581
TOTO Limited (Industrials, Building Products)	15,500	814,631
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	10,300	401,550
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	21,100	781,232
Trend Micro Incorporated (Information Technology, Software)	11,700	659,910
Tsumura & Company (Health Care, Pharmaceuticals)	7,200	240,088
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	4,200	608,120
Ube Industries Limited (Materials, Chemicals)	8,400	260,729
ULVAC Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	4,100	250,006
Unicharm Corporation (Consumer Staples, Household Products)	39,800	1,111,097
United Urban Investment Corporation (Real Estate, Equity REITs)	298	470,286
Ushio Incorporated (Industrials, Electrical Equipment)	11,600	159,716
USS Company Limited (Consumer Discretionary, Specialty Retail)	23,900	490,562
Wacoal Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,800	201,210
West Japan Railway Company (Industrials, Road & Rail)	17,900	1,241,071
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	110,500	509,985
Yakult Honsha Company Limited (Consumer Staples, Food Products)	12,000	858,729
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	72,500	457,572
Yamaguchi Financial Group (Financials, Banks)	24,000	289,699
Yamaha Corporation (Consumer Discretionary, Leisure Products)	16,000	706,862
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	28,200	891,783
Yamazaki Baking Company Limited (Consumer Staples, Food Products)	18,100	352,236
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	21,700	998,126
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	21,000	423,335
Zenkoku Hosho Company Limited (Financials, Diversified Financial Services)	4,900	216,016
Zeon Corporation (Materials, Chemicals)	15,900	237,587

		194,530,242

Luxembourg : 0.23%
Aroundtown SA (Real Estate, Real Estate Management & Development)	55,774	425,617
B&M European Value Retail SA (Consumer Discretionary, Multiline Retail)	69,691	394,277
Eurofins Scientific SE (Health Care, Life Sciences Tools & Services)	997	561,932
RTL Group SA (Consumer Discretionary, Media)	4,411	386,283
SES SA (Consumer Discretionary, Media)	34,295	546,830
Subsea 7 SA (Energy, Energy Equipment & Services)	21,296	316,231

		2,631,170

Netherlands : 3.68%
Aalberts Industries NV (Industrials, Machinery)	8,051	402,768
ABN AMRO Group NV (Financials, Banks)144A	35,832	1,114,864
Aegon NV (Financials, Insurance)	156,157	1,084,128
Airbus SE (Industrials, Aerospace & Defense)	48,881	5,850,936
Akzo Nobel NV (Materials, Chemicals)	21,572	2,101,506
ASM International NV (Information Technology, Semiconductors & Semiconductor Equipment)	4,506	322,036
ASR Nederland NV (Financials, Insurance)	10,872	489,017
BE Semiconductor Industries NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,294	323,193

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Netherlands (continued)
Euronext NV (Financials, Capital Markets)144A	4,724	$328,655
Exor NV (Financials, Diversified Financial Services)	8,583	622,815
Ferrari NV (Consumer Discretionary, Automobiles)	10,128	1,255,111
Fiat Chrysler Automobiles NV (Consumer Discretionary, Automobiles)	77,198	1,629,500
Gemalto NV (Information Technology, Software)	10,383	625,256
Heineken Holding NV (Consumer Staples, Beverages)	9,293	924,387
Heineken NV (Consumer Staples, Beverages)	19,869	2,063,208
IMCD Group NV (Industrials, Trading Companies & Distributors)	4,674	299,106
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	113,351	2,544,959
Koninklijke DSM NV (Materials, Chemicals)	15,233	1,573,252
Koninklijke KPN NV (Telecommunication Services, Diversified Telecommunication Services)	293,715	919,120
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	82,827	3,156,612
Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	5,814	273,504
NN Group NV (Financials, Insurance)	30,599	1,364,131
Philips Lighting NV (Industrials, Electrical Equipment)	7,355	292,164
Randstad Holdings NV (Industrials, Professional Services)	10,112	720,545
RELX NV (Industrials, Professional Services)	96,452	1,978,493
SBM Offshore NV (Energy, Energy Equipment & Services)	14,437	244,070
Steinhoff International Holdings NV (Consumer Discretionary, Household Durables)	175,698	85,766
Unilever NV (Consumer Staples, Personal Products)	149,744	7,837,022
Wolters Kluwer NV (Consumer Discretionary, Media)	27,442	1,390,044

		41,816,168

New Zealand : 0.33%
A2 Milk Company Limited (Consumer Staples, Food Products)†	69,054	657,391
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	88,128	409,014
Contact Energy Limited (Utilities, Electric Utilities)	65,516	249,236
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	53,856	534,076
Fletcher Building Limited (Materials, Construction Materials)	62,531	293,269
Meridian Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	128,191	258,999
Ryman Healthcare Limited (Health Care, Health Care Providers & Services)	38,752	297,815
SKYCITY Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	64,474	181,345
Spark New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	170,461	411,850
Xero Limited (Information Technology, Software)†	8,840	217,238
Z Energy Limited (Energy, Oil, Gas & Consumable Fuels)	39,995	201,461

		3,711,694

Norway : 0.63%
Den Norske Bank ASA (Financials, Banks)	83,314	1,634,231
Gjensidige Forsikring ASA (Financials, Insurance)	18,010	328,623
Marine Harvest ASA (Consumer Staples, Food Products)	39,917	768,905
Norsk Hydro ASA (Materials, Metals & Mining)	123,414	829,219
Orkla ASA (Consumer Staples, Food Products)	79,406	870,624
Schibsted ASA Class A (Consumer Discretionary, Media)	7,036	185,183
Storebrand ASA (Financials, Insurance)	39,307	341,918
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	60,142	1,349,674
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	8,982	217,600
Yara International ASA (Materials, Chemicals)	14,416	637,002

		7,162,979

Portugal : 0.18%
Energias de Portugal SA (Utilities, Electric Utilities)	241,516	807,323
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	42,931	773,237
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	21,079	437,243

		2,017,803

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Singapore : 1.66%
Ascendas REIT (Real Estate, Equity REITs)	146,900	$292,549
CapitaLand Commercial Trust Limited (Real Estate, Equity REITs)	222,300	288,689
CapitaLand Limited (Real Estate, Real Estate Management & Development)	221,263	601,673
CapitaLand Mall Trust (Real Estate, Equity REITs)	205,800	313,223
City Developments Limited (Real Estate, Real Estate Management & Development)	41,175	393,691
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	194,237	296,170
DBS Group Holdings Limited (Financials, Banks)	161,813	3,477,488
Genting Singapore plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	539,524	468,734
Golden Agri-Resources Limited (Consumer Staples, Food Products)	591,400	160,713
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	9,377	261,315
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	124,243	743,955
Mapletree Commercial Trust (Real Estate, Equity REITs)	152,400	180,614
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	338,296	3,310,446
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	70,000	167,416
Singapore Airlines Limited (Industrials, Airlines)	50,000	416,620
Singapore Airport Terminal Services Limited (Industrials, Transportation Infrastructure)	61,700	241,317
Singapore Exchange Limited (Financials, Capital Markets)	75,274	426,531
Singapore Press Holdings Limited (Consumer Discretionary, Media)	150,600	294,229
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	135,269	346,604
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	641,155	1,627,431
Singapore Telecommunications Limited GDR (Telecommunication Services, Diversified Telecommunication Services)	6,100	15,522
Suntec REIT (Real Estate, Equity REITs)	159,900	237,449
United Overseas Bank Limited (Financials, Banks)	127,586	2,672,534
UOL Group Limited (Real Estate, Real Estate Management & Development)	47,473	302,869
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	22,300	459,787
Wilmar International Limited (Consumer Staples, Food Products)	280,985	680,620
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	201,500	227,390

		18,905,579

Spain : 1.98%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	64,245	1,533,090
Aena SA (Industrials, Transportation Infrastructure)144A	6,568	1,333,914
Amadeus IT Holding SA Class A (Information Technology, IT Services)	38,272	2,809,770
Banco de Sabade SA (Financials, Banks)	448,992	937,968
Bankinter SA (Financials, Banks)	53,708	590,294
Bolsas y Mercados Espanoles (Financials, Capital Markets)	6,020	202,861
Cellnex Telecom SA (Telecommunication Services, Diversified Telecommunication Services)144A	13,088	336,523
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	52,752	251,184
Enagás SA (Energy, Oil, Gas & Consumable Fuels)	20,514	533,557
Endesa SA (Utilities, Electric Utilities)	28,239	592,809
Gas Natural SDG SA (Utilities, Gas Utilities)	30,775	704,102
Grifols SA (Health Care, Biotechnology)	27,288	746,086
Iberdrola SA (Utilities, Electric Utilities)	539,690	3,971,751
Mapfre SA (Financials, Insurance)	80,584	270,397
Merlin Properties Socimi SA (Real Estate, Equity REITs)	30,499	436,011
Red Electrica Corporacion SA (Utilities, Electric Utilities)	41,789	813,081
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	124,820	2,217,733
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	416,022	4,037,877
Viscofan SA (Consumer Staples, Food Products)	3,439	218,454

		22,537,462

Sweden : 2.91%
Alfa Laval AB (Industrials, Machinery)	25,382	609,708
Assa Abloy AB Class B (Industrials, Building Products)	88,456	1,975,555
Atlas Copco AB Class A (Industrials, Machinery)	55,915	2,378,467
BillerudKorsnas AB (Materials, Containers & Packaging)	15,807	234,238
Boliden AB (Materials, Metals & Mining)	22,789	805,770
Castellum AB (Real Estate, Real Estate Management & Development)	26,981	424,749
Electrolux AB Class B (Consumer Discretionary, Household Durables)	22,194	728,628

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Sweden (continued)
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	33,015	$301,068
Essity Aktiebolag AB (Consumer Staples, Household Products)	58,532	1,602,007
Fabege AB (Real Estate, Real Estate Management & Development)	12,832	277,873
Fastighets AB Balder B Shares (Real Estate, Real Estate Management & Development)†	9,659	238,737
Getinge AB Class B (Health Care, Health Care Equipment & Supplies)	20,437	257,295
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	85,935	1,417,940
Hexagon AB Class B (Information Technology, Electronic Equipment, Instruments & Components)	22,098	1,291,907
Hexpol AB (Materials, Chemicals)	18,574	169,778
Husqvarna AB Class B (Consumer Discretionary, Household Durables)	37,363	398,730
ICA Gruppen AB (Consumer Staples, Food & Staples Retailing)	7,708	274,984
Industrivarden AB Class A (Financials, Diversified Financial Services)	16,173	404,701
Intrum Justitia AB (Industrials, Commercial Services & Supplies)	6,621	205,727
Investor AB Class B (Financials, Diversified Financial Services)	40,016	1,797,446
Kindred Group plc SDR (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,866	338,522
Kinnevik AB Class B (Financials, Diversified Financial Services)	20,985	765,884
Loomis AB Class B (Industrials, Commercial Services & Supplies)	7,088	257,580
Lundbergforetagen AB Class B (Financials, Diversified Financial Services)	3,762	280,696
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels)	15,590	364,026
Nibe Industrier AB Class B (Industrials, Building Products)	29,809	281,833
Saab AB Class B (Industrials, Aerospace & Defense)	6,399	290,716
Sandvik AB (Industrials, Machinery)	94,220	1,744,246
Securitas AB (Industrials, Commercial Services & Supplies)	29,564	507,942
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	143,303	1,681,868
SKF AB Class B (Industrials, Machinery)	32,572	680,784
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	57,299	567,833
Swedbank AB Class A (Financials, Banks)	87,196	2,188,644
Swedish Match AB (Consumer Staples, Tobacco)	17,533	744,753
Swedish Orphan Biovitrum AB (Health Care, Biotechnology)†	15,878	261,144
Tele2 AB Class B (Telecommunication Services, Wireless Telecommunication Services)	33,107	391,574
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	250,062	1,672,819
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	248,846	1,175,417
Trelleborg AB Class B (Industrials, Machinery)	20,959	535,304
Volvo AB Class B (Industrials, Machinery)	138,099	2,596,526

		33,123,419

Switzerland : 8.80%
ABB Limited (Industrials, Electrical Equipment)	186,968	4,524,390
Adecco SA (Industrials, Professional Services)	15,181	1,219,510
Baloise Holding AG (Financials, Insurance)	4,707	740,511
Barry Callebaut AG (Consumer Staples, Food Products)	226	445,977
BB Biotech AG (Health Care, Biotechnology)	23,243	1,689,142
Cembra Money Bank AG (Financials, Consumer Finance)	2,842	267,422
Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	10	720,837
Clariant AG (Materials, Chemicals)	16,935	422,612
Coca-Cola HBC AG (Consumer Staples, Beverages)	18,486	604,346
Dksh Holding AG (Industrials, Professional Services)	3,098	262,592
dormakaba Holding AG (Industrials, Building Products)	289	265,063
Dufry Group Register Shares (Consumer Discretionary, Specialty Retail)†	2,745	393,785
EMS-Chemie Holdings AG (Materials, Chemicals)	654	416,888
Flughafen Zuerich AG (Industrials, Transportation Infrastructure)	1,749	415,250
Geberit AG (Industrials, Building Products)	3,479	1,570,623
Georg Fischer AG (Industrials, Machinery)	365	534,305
Givaudan SA (Materials, Chemicals)	715	1,625,818
Helvetia Holding AG (Financials, Insurance)	667	401,065
Julius Baer Group Limited (Financials, Capital Markets)	19,623	1,274,572
Kuehne & Nagel International AG (Industrials, Marine)	5,355	873,741
Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	14,108	553,710
Lonza Group AG (Health Care, Life Sciences Tools & Services)	6,962	1,763,888
Nestle SA (Consumer Staples, Food Products)	296,401	23,549,359
Novartis AG (Health Care, Pharmaceuticals)	228,507	19,062,457
OC Oerlikon Corporation AG (Information Technology, Electronic Equipment, Instruments & Components)	17,446	294,528

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Switzerland (continued)
Pargesa Holding SA (Financials, Diversified Financial Services)	3,895	$343,848
Partners Group Holding AG (Financials, Capital Markets)	1,979	1,434,342
PSP Swiss Property AG (Real Estate, Real Estate Management & Development)	3,691	349,843
Roche Holding AG (Health Care, Pharmaceuticals)	66,701	15,406,595
Schindler Holding AG - Participation Certificate (Industrials, Machinery)	3,696	863,581
SGS SA (Industrials, Professional Services)	503	1,276,579
Sika AG (Materials, Chemicals)	181	1,484,263
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	5,199	812,634
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	1,058	712,705
Sunrise Communications Group AG (Telecommunication Services, Diversified Telecommunication Services)144A	2,950	278,800
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,811	1,184,805
Swiss Life Holding AG (Financials, Insurance)	3,022	1,091,314
Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	6,776	632,082
Swiss Reinsurance AG (Financials, Insurance)	29,772	3,029,139
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	2,458	1,327,223
Temenos Group AG (Information Technology, Software)	5,459	634,686
VAT Group AG (Industrials, Machinery)	1,948	310,584
Vifor Pharma AG (Health Care, Pharmaceuticals)	3,933	552,392
Zurich Insurance Group AG (Financials, Insurance)	13,655	4,489,699

		100,107,505

Thailand : 0.04%
Thai Beverage PCL (Consumer Staples, Beverages)	791,100	498,636

United Kingdom : 14.55%
3i Group plc (Financials, Capital Markets)	88,511	1,138,518
Admiral Group plc (Financials, Insurance)	21,984	556,922
Aggreko plc (Industrials, Commercial Services & Supplies)	22,954	235,702
Ashtead Group plc (Industrials, Trading Companies & Distributors)	43,441	1,252,085
Associated British Foods plc (Consumer Staples, Food Products)	33,595	1,211,096
AstraZeneca plc (Health Care, Pharmaceuticals)	117,790	7,709,618
Babcock International Group plc (Industrials, Commercial Services & Supplies)	20,702	184,820
BAE Systems plc (Industrials, Aerospace & Defense)	287,316	2,280,413
Balfour Beatty plc (Industrials, Construction & Engineering)	60,434	219,638
Barratt Developments plc (Consumer Discretionary, Household Durables)	95,649	706,882
BBA Aviation plc (Industrials, Transportation Infrastructure)	84,841	399,184
Beazley plc (Financials, Insurance)	49,895	354,729
Bellway plc (Consumer Discretionary, Household Durables)	11,722	499,673
BHP Billiton plc (Materials, Metals & Mining)	179,686	3,647,801
Booker Group plc (Consumer Staples, Food & Staples Retailing)	162,520	508,116
BP plc (Energy, Oil, Gas & Consumable Fuels)	1,810,780	11,769,630
British American Tobacco plc (Consumer Staples, Tobacco)	213,907	12,625,318
Britvic plc (Consumer Staples, Beverages)	23,859	221,845
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	804,050	2,653,514
BTG plc (Health Care, Pharmaceuticals)†	32,075	288,429
Bunzl plc (Industrials, Trading Companies & Distributors)	31,066	833,811
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	37,574	788,483
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,962	1,116,375
Centamin plc (Materials, Metals & Mining)	104,946	214,727
Centrica plc (Utilities, Multi-Utilities)	507,227	995,162
Close Brothers Group plc (Financials, Capital Markets)	13,283	285,490
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	151,601	3,220,791
ConvaTec Limited (Health Care, Health Care Equipment & Supplies)144A	133,215	374,788
Croda International plc (Materials, Chemicals)	11,649	737,106
Daily Mail & General Trust plc Class A (Consumer Discretionary, Media)	28,079	258,863
Derwent Valley Holdings plc (Real Estate, Equity REITs)	10,172	400,331
Diageo plc (Consumer Staples, Beverages)	238,657	8,097,761
Dialog Semiconductor plc (Information Technology, Semiconductors & Semiconductor Equipment)†	6,847	222,240
Direct Line Insurance Group plc (Financials, Insurance)	133,431	701,735
Dixons Carphone plc (Consumer Discretionary, Specialty Retail)	93,727	252,047
DS Smith plc (Materials, Containers & Packaging)	93,496	613,203
easyJet plc (Industrials, Airlines)	17,785	408,354

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

United Kingdom (continued)
Electrocomponents plc (Information Technology, Electronic Equipment, Instruments & Components)	39,729	$342,852
Ferguson plc (Industrials, Trading Companies & Distributors)	22,136	1,560,024
Fresnillo plc (Materials, Metals & Mining)	17,884	298,799
G4S plc (Industrials, Commercial Services & Supplies)	130,327	468,654
GKN plc (Consumer Discretionary, Auto Components)	116,126	699,240
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	447,673	8,028,447
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	29,026	207,602
GVC Holdings plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	28,714	351,373
Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	34,260	566,108
Hammerson plc (Real Estate, Equity REITs)	68,350	418,936
Hargreaves Lansdown plc (Financials, Capital Markets)	24,801	586,633
Hays plc (Industrials, Professional Services)	115,510	307,306
Hiscox Limited (Financials, Insurance)	28,271	540,266
HomeServe plc (Industrials, Commercial Services & Supplies)	26,791	264,525
Howden Joinery Group plc (Industrials, Trading Companies & Distributors)	58,283	354,380
IG Group Holdings plc (Financials, Capital Markets)	33,070	366,926
IMI plc (Industrials, Machinery)	23,963	402,238
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	89,532	3,214,495
Inchcape plc (Consumer Discretionary, Distributors)	40,535	377,607
Indivior plc (Health Care, Pharmaceuticals)†	67,973	352,972
Informa plc (Consumer Discretionary, Media)	78,137	746,340
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	37,134	238,753
Intermediate Capital Group (Financials, Capital Markets)	27,289	394,759
Intertek Group plc (Industrials, Professional Services)	15,151	1,021,665
Investec plc (Financials, Capital Markets)	57,948	502,651
ITV plc (Consumer Discretionary, Media)	363,323	796,458
IWG plc (Industrials, Commercial Services & Supplies)	60,635	195,752
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	153,654	546,201
John Wood Group plc (Energy, Energy Equipment & Services)	60,140	500,908
Johnson Matthey plc (Materials, Chemicals)	16,727	718,824
Jupiter Fund Management plc (Financials, Capital Markets)	44,545	311,919
Just Eat plc (Information Technology, Internet Software & Services)†	52,895	635,588
Kingfisher plc (Consumer Discretionary, Specialty Retail)	196,846	968,835
Ladbrokes Coral Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	174,403	395,085
Legal & General Group plc (Financials, Insurance)	561,194	2,021,664
London Stock Exchange Group plc (Financials, Capital Markets)	30,068	1,660,100
Man Group plc (Financials, Capital Markets)	149,914	352,268
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	154,925	627,387
Mediclinic International plc (Health Care, Health Care Providers & Services)	32,440	263,284
Meggitt plc (Industrials, Aerospace & Defense)	69,228	429,055
Melrose Industries plc (Industrials, Electrical Equipment)	164,416	513,740
Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure)144A	67,001	313,078
Metro Bank plc (Financials, Banks)†	7,012	379,825
Micro Focus International plc (Information Technology, Software)	40,737	1,149,386
Mondi plc (Materials, Paper & Forest Products)	31,280	813,699
Moneysupermarket.com Group plc (Information Technology, Internet Software & Services)	49,073	174,846
NEX Group plc (Financials, Capital Markets)	28,587	264,667
Next plc (Consumer Discretionary, Multiline Retail)	12,357	824,086
NMC Health plc (Health Care, Health Care Providers & Services)	7,290	343,099
Ocado Group plc (Consumer Discretionary, Internet & Direct Marketing Retail)†	45,309	343,605
Pearson plc (Consumer Discretionary, Media)	77,281	778,264
Pennon Group plc (Utilities, Water Utilities)	38,232	319,610
Persimmon plc (Consumer Discretionary, Household Durables)	29,255	1,045,823
Phoenix Group Holdings (Financials, Insurance)	36,034	388,585
Playtech plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	24,997	268,115
Polymetal International plc (Materials, Metals & Mining)	31,787	326,591
Randgold Resources Limited (Materials, Metals & Mining)	9,071	731,199
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	66,067	5,244,159
RELX plc (Industrials, Professional Services)	101,282	2,076,623
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	174,191	692,868
Rightmove plc (Information Technology, Internet Software & Services)	8,622	506,047
Rio Tinto plc (Materials, Metals & Mining)	103,351	5,540,101
Rotork plc (Industrials, Machinery)	69,530	279,796

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced International Portfolio

Security name			Shares	Value

United Kingdom (continued)
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)			406,051	$12,882,719
Royal Mail plc (Industrials, Air Freight & Logistics)			93,021	716,504
RPC Group plc (Materials, Containers & Packaging)			38,378	422,812
RSA Insurance Group plc (Financials, Insurance)			98,812	856,956
Saga plc (Financials, Insurance)			107,598	168,868
Schroders plc (Financials, Capital Markets)			10,494	494,833
Segro plc (Real Estate, Equity REITs)			91,712	719,905
Severn Trent plc (Utilities, Water Utilities)			22,228	520,568
Shaftesbury plc (Real Estate, Equity REITs)			15,747	208,758
Sky plc (Consumer Discretionary, Media)			99,653	1,839,877
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)			83,729	1,461,812
Smiths Group plc (Industrials, Industrial Conglomerates)			31,840	695,251
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)			10,534	393,658
Spirax-Sarco Engineering plc (Industrials, Machinery)			6,800	532,724
SSE plc (Utilities, Electric Utilities)			95,688	1,608,048
SSP Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			45,703	377,838
Tate & Lyle plc (Consumer Staples, Food Products)			43,191	331,710
Taylor Wimpey plc (Consumer Discretionary, Household Durables)			309,166	787,852
TechnipFMC plc - BATS Exchange (Energy, Energy Equipment & Services)			38,857	1,119,587
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)			13,342	706,083
The British Land Company plc (Real Estate, Equity REITs)			89,082	766,529
The Sage Group plc (Information Technology, Software)			99,293	941,503
TP Icap plc (Financials, Capital Markets)			51,609	380,174
Travis Perkins plc (Industrials, Trading Companies & Distributors)			23,172	409,926
Unilever plc (Consumer Staples, Personal Products)			117,953	6,064,924
United Business Media plc (Consumer Discretionary, Media)			39,658	499,941
United Utilities Group plc (Utilities, Water Utilities)			62,851	575,496
Victrex plc (Materials, Chemicals)			6,943	246,877
WH Smith plc (Consumer Discretionary, Specialty Retail)			10,880	303,045
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			17,589	937,444
William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			82,175	369,516
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			210,801	655,003
WPP plc (Consumer Discretionary, Media)			114,117	2,185,352

				165,521,984

Total Common Stocks (Cost $1,162,245,016)				1,095,333,910

	Dividend yield
Preferred Stocks : 0.54%

Germany : 0.54%
Fuchs Petrolub AG (Materials, Chemicals)	1.71%		4,782	270,614
Henkel AG & Company KGaA (Consumer Staples, Household Products)	1.29		16,002	2,122,927
Sartorius AG Vorzug (Health Care, Health Care Equipment & Supplies)	0.36		2,877	387,964
Schaeffler AG Preference (Consumer Discretionary, Auto Components)	3.36		14,640	237,135
Volkswagen AG (Consumer Discretionary, Automobiles)	1.15		15,747	3,063,397

Total Preferred Stocks (Cost $5,417,832)				6,082,037

Rights : 0.00%
		Expiration date
Australia : 0.00%
APA Group Rights (Utilities, Gas Utilities)†		3-7-2018	5,174	904

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — February 28, 2018

Security name			Expiration date	Shares	Value

Australia (continued)
Woodside Petroleum Limited Rights (Energy, Oil, Gas & Consumable Fuels)†			3-7-2018	7,311	$12,209

Total Rights (Cost $0)					13,113

		Yield
Short-Term Investments : 2.39%

Investment Companies : 2.39%
Wells Fargo Government Money Market Fund Select Class (l)(u)#		1.29%		27,179,905	27,179,905

Total Short-Term Investments (Cost $27,179,905)					27,179,905

Total investments in securities (Cost $1,194,842,753)	99.21%				1,128,608,965
Other assets and liabilities, net	0.79				9,004,838

Total net assets	100.00%				$1,137,613,803

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	280	3-16-2018	30,205,291	$28,511,000	$0	$(1,694,291)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	1,018,414,541	991,234,636	27,179,905	$0	$0	$188,544	$27,179,905	2.39%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Common Stocks : 97.48%

Consumer Discretionary : 11.91%

Auto Components : 0.20%
Adient plc	10,028	$622,338
Dana Incorporated	15,320	407,052
Lear Corporation	7,178	1,339,199
Tenneco Incorporated	5,517	289,918
The Goodyear Tire & Rubber Company	26,603	769,891
Visteon Corporation †	3,282	406,443

		3,834,841

Automobiles : 0.55%
Ford Motor Company	415,035	4,403,521
General Motors Company	136,383	5,366,671
Thor Industries Incorporated	5,320	686,280

		10,456,472

Distributors : 0.16%
Genuine Parts Company	15,011	1,378,610
LKQ Corporation †	30,771	1,214,839
Pool Corporation	4,199	579,588

		3,173,037

Diversified Consumer Services : 0.16%
Bright Horizons Family Solutions Incorporated †	5,290	505,565
Grand Canyon Education Incorporated †	5,090	499,584
H&R Block Incorporated	21,887	554,398
Service Corporation International	19,169	717,496
ServiceMaster Global Holdings Incorporated †	14,102	724,279

		3,001,322

Hotels, Restaurants & Leisure : 2.28%
Aramark	25,728	1,073,115
Carnival Corporation	43,536	2,912,994
Chipotle Mexican Grill Incorporated †	2,976	947,588
Cracker Barrel Old Country Store Incorporated	2,548	397,743
Darden Restaurants Incorporated	13,257	1,222,163
Domino’s Pizza Incorporated	4,468	993,728
Dunkin Brands Group Incorporated	9,361	560,630
Hilton Worldwide Holdings Incorporated	22,645	1,829,490
Jack in the Box Incorporated	3,021	272,132
Marriott International Incorporated Class A	30,075	4,246,891
McDonald’s Corporation	85,731	13,523,208
Norwegian Cruise Line Holdings Limited †	19,396	1,103,632
Six Flags Entertainment Corporation	7,412	475,035
Starbucks Corporation	149,326	8,526,515
Texas Roadhouse Incorporated	6,986	386,046
Vail Resorts Incorporated	4,185	861,566
Wyndham Worldwide Corporation	10,687	1,237,341
Yum! Brands Incorporated	36,037	2,932,691

		43,502,508

Household Durables : 0.46%
D.R. Horton Incorporated	37,241	1,560,398
Leggett & Platt Incorporated	13,888	603,572
Lennar Corporation Class A	21,121	1,195,026

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Household Durables (continued)
Lennar Corporation Class B	472	$21,410
Mohawk Industries Incorporated †	6,543	1,569,535
NVR Incorporated †	373	1,060,502
Pulte Group Incorporated	29,182	819,139
Toll Brothers Incorporated	15,588	683,222
Whirlpool Corporation	7,766	1,261,431

		8,774,235

Internet & Direct Marketing Retail : 0.02%
Wayfair Incorporated Class A †	5,313	411,332

Leisure Products : 0.16%
Hasbro Incorporated	12,316	1,177,040
Mattel Incorporated	36,460	579,714
Polaris Industries Incorporated	6,301	718,251
The Brunswick Corporation	9,425	539,110

		3,014,115

Media : 3.46%
Altice USA Incorporated †	12,764	232,305
AMC Networks Incorporated Class A †	5,402	283,983
Cable One Incorporated	494	336,394
CBS Corporation Class B	37,705	1,997,234
Charter Communications Incorporated Class A †	20,842	7,126,505
Cinemark Holdings Incorporated	11,452	487,397
Comcast Corporation Class A	494,540	17,907,293
Discovery Communications Incorporated Class A †	15,868	385,910
DISH Network Corporation Class A †	23,752	990,221
Interpublic Group of Companies Incorporated	42,054	984,064
Live Nation Incorporated †	14,387	644,538
News Corporation Class A	40,773	657,668
Nexstar Broadcasting Group Incorporated	4,742	338,816
Omnicom Group Incorporated	24,840	1,893,553
Scripps Networks Interactive Incorporated Class A	10,660	957,908
Sirius XM Holdings Incorporated	137,586	864,040
Tegna Incorporated	22,749	292,552
The Madison Square Garden Company Class A †	1,811	442,246
The Walt Disney Company	158,511	16,351,995
Time Warner Incorporated	77,634	7,216,857
Tribune Media Company Class A	7,694	320,609
Twenty-First Century Fox Incorporated Class A	112,474	4,141,293
Viacom Incorporated Class B	37,500	1,250,250

		66,103,631

Multiline Retail : 0.66%
Dollar General Corporation	29,353	2,776,500
Dollar Tree Incorporated †	24,633	2,528,331
Kohl’s Corporation	17,727	1,171,577
Macy’s Incorporated	32,664	960,648
Nordstrom Incorporated	12,184	625,161
Target Corporation	59,973	4,522,564

		12,584,781

Specialty Retail : 2.84%
Advance Auto Parts Incorporated	7,430	848,878
AutoNation Incorporated †	7,264	364,725
AutoZone Incorporated †	2,983	1,982,860
Bed Bath & Beyond Incorporated	15,290	327,818
Best Buy Company Incorporated	26,961	1,953,055
Burlington Stores Incorporated †	7,220	885,461

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Specialty Retail (continued)
CarMax Incorporated †	19,233	$1,190,907
Foot Locker Incorporated	13,013	597,427
L Brands Incorporated	23,665	1,167,394
Lowe’s Companies Incorporated	88,766	7,952,546
O’Reilly Automotive Incorporated †	9,203	2,247,281
Ross Stores Incorporated	40,254	3,143,435
Signet Jewelers Limited	6,415	322,546
The Gap Incorporated	28,427	897,725
The Home Depot Incorporated	124,009	22,603,120
The TJX Companies Incorporated	62,507	5,168,079
Tractor Supply Company	13,674	887,853
ULTA Beauty Incorporated †	6,253	1,271,548
Williams-Sonoma Incorporated	8,316	430,436

		54,243,094

Textiles, Apparel & Luxury Goods : 0.96%
Carter’s Incorporated	5,073	591,918
HanesBrands Incorporated	37,428	726,103
Michael Kors Holdings Limited †	15,521	976,737
Nike Incorporated Class B	136,307	9,136,658
PVH Corporation	8,376	1,208,489
Ralph Lauren Corporation	5,800	613,872
Skechers U.S.A. Incorporated Class A †	13,740	562,241
Tapestry Incorporated	30,135	1,534,173
Under Armour Incorporated Class A †	19,988	331,401
VF Corporation	34,889	2,601,673

		18,283,265

Consumer Staples : 9.89%

Beverages : 2.39%
Brown-Forman Corporation Class B	19,640	1,370,676
Constellation Brands Incorporated Class A	16,837	3,628,037
Dr Pepper Snapple Group Incorporated	19,170	2,228,513
Molson Coors Brewing Company Class B	18,843	1,436,779
Monster Beverage Corporation †	44,173	2,799,243
PepsiCo Incorporated	151,980	16,676,765
The Coca-Cola Company	406,632	17,574,635

		45,714,648

Food & Staples Retailing : 2.24%
Casey’s General Stores Incorporated	4,048	454,631
Costco Wholesale Corporation	44,188	8,435,489
CVS Health Corporation	103,755	7,027,326
Sysco Corporation	50,875	3,034,694
The Kroger Company	88,942	2,412,107
US Foods Holding Corporation †	20,983	700,622
Wal-Mart Stores Incorporated	154,751	13,929,138
Walgreens Boots Alliance Incorporated	97,551	6,720,288

		42,714,295

Food Products : 1.56%
Archer Daniels Midland Company	58,550	2,430,996
Bunge Limited	14,796	1,116,062
Campbell Soup Company	20,068	863,927
ConAgra Foods Incorporated	43,343	1,565,983
Flowers Foods Incorporated	19,566	405,799
General Mills Incorporated	60,205	3,043,363

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Food Products (continued)
Hain Celestial Group Incorporated †	10,993	$382,337
Hormel Foods Corporation	28,225	916,184
Ingredion Incorporated	7,640	998,090
Kellogg Company	29,618	1,960,712
Lamb Weston Holdings Incorporated	15,419	834,014
McCormick & Company Incorporated	12,594	1,344,787
Mondelez International Incorporated Class A	155,952	6,846,293
Pinnacle Foods Incorporated	12,298	663,600
Post Holdings Incorporated †	6,808	515,910
Snyders Lance Incorporated	8,343	416,149
The Hershey Company	15,175	1,491,096
The J.M. Smucker Company	11,747	1,483,646
TreeHouse Foods Incorporated †	5,957	226,485
Tyson Foods Incorporated Class A	30,051	2,235,193

		29,740,626

Household Products : 1.84%
Church & Dwight Company Incorporated	26,413	1,299,255
Colgate-Palmolive Company	93,127	6,422,969
Energizer Holdings Incorporated	6,515	354,937
Kimberly-Clark Corporation	37,393	4,147,632
The Clorox Company	13,685	1,766,460
The Procter & Gamble Company	270,306	21,224,427

		35,215,680

Personal Products : 0.29%
Coty Incorporated Class A	47,590	919,439
Edgewell Personal Care Company †	6,072	304,511
Herbalife Limited †	7,112	655,015
NU Skin Enterprises Incorporated Class A	5,486	386,214
The Estee Lauder Companies Incorporated Class A	23,478	3,250,294

		5,515,473

Tobacco : 1.57%
Altria Group Incorporated	203,277	12,796,287
Philip Morris International	165,461	17,133,487

		29,929,774

Energy : 4.72%

Energy Equipment & Services : 0.88%
Baker Hughes Incorporated	46,011	1,214,690
Halliburton Company	85,850	3,985,157
National Oilwell Varco Incorporated	39,385	1,382,020
Schlumberger Limited	146,135	9,592,301
Transocean Limited †	40,861	372,244
Weatherford International plc †	101,826	267,802

		16,814,214

Oil, Gas & Consumable Fuels : 3.84%
Andeavor Corporation	15,537	1,392,426
Chesapeake Energy Corporation †	92,587	261,095
Chevron Corporation	199,296	22,305,208
Core Laboratories NV	4,585	472,072
Exxon Mobil Corporation	445,949	33,776,177
HollyFrontier Corporation	18,746	802,891
Marathon Petroleum Corporation	52,853	3,385,763
ONEOK Incorporated	39,229	2,209,770
Phillips 66 Company	44,687	4,038,364

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Plains GP Holdings LP Class A	14,253	$296,462
Southwestern Energy Company †	54,730	195,386
Valero Energy Corporation	45,788	4,140,151

		73,275,765

Financials : 9.24%

Banks : 1.95%
Associated Banc Corporation	16,319	403,079
Bank of Hawaii Corporation	4,525	371,095
BankUnited Incorporated	11,468	461,243
BB&T Corporation	85,069	4,623,500
Chemical Financial Corporation	7,658	422,645
CIT Group Incorporated	14,239	755,379
Citizens Financial Group Incorporated	53,256	2,316,103
Commerce Bancshares Incorporated	10,271	593,356
First Horizon National Corporation	25,048	477,164
FNB Corporation	34,948	489,971
Fulton Financial Corporation	18,925	342,543
Hancock Holding Company	9,109	470,935
Huntington Bancshares Incorporated	115,553	1,814,182
IBERIABANK Corporation	5,685	459,348
Investors Bancorp Incorporated	27,566	372,141
M&T Bank Corporation	14,639	2,779,068
MB Financial Incorporated	8,818	361,626
People’s United Financial Incorporated	36,945	707,127
PNC Financial Services Group Incorporated	50,594	7,976,650
Synovus Financial Corporation	12,026	592,882
UMB Financial Corporation	5,045	368,285
Umpqua Holdings Corporation	23,424	499,165
US Bancorp	168,040	9,134,654
Wintrust Financial Corporation	6,023	509,004

		37,301,145

Capital Markets : 1.74%
BGC Partners Incorporated	24,681	326,283
CBOE Holdings Incorporated	11,638	1,303,572
CME Group Incorporated	35,704	5,932,577
Eaton Vance Corporation	11,776	623,304
FactSet Research Systems Incorporated	4,068	826,536
Franklin Resources Incorporated	35,750	1,382,453
Intercontinental Exchange Incorporated	60,008	4,385,385
Lazard Limited Class A	13,413	723,900
Legg Mason Incorporated	9,259	369,527
LPL Financial Holdings Incorporated	9,475	608,958
MarketAxess Holdings Incorporated	3,869	783,086
Moody’s Corporation	17,435	2,909,553
MSCI Incorporated	9,320	1,318,966
Raymond James Financial Incorporated	13,809	1,280,232
S&P Global Incorporated	27,246	5,225,783
SEI Investments Company	15,262	1,111,531
Stifel Financial Corporation	6,940	443,258
T. Rowe Price Group Incorporated	24,319	2,721,296
The NASDAQ OMX Group Incorporated	12,245	988,784

		33,264,984

Consumer Finance : 0.85%
Ally Financial Incorporated	47,485	1,324,832
American Express Company	77,078	7,515,876

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Consumer Finance (continued)
Credit Acceptance Corporation †	1,314	$413,503
Discover Financial Services	38,490	3,034,167
Navient Corporation	29,406	381,102
SLM Corporation †	45,791	499,580
Synchrony Financial	81,692	2,972,772

		16,141,832

Diversified Financial Services : 1.55%
Berkshire Hathaway Incorporated Class B †	133,640	27,690,208
Interactive Brokers Group Incorporated	7,411	514,323
Leucadia National Corporation	34,188	820,170
Starwood Property Trust	27,104	548,856

		29,573,557

Insurance : 2.86%
AFLAC Incorporated	41,602	3,697,586
Alleghany Corporation †	1,582	958,929
American Financial Group Incorporated	7,578	854,798
Aon plc	26,946	3,781,063
Arch Capital Group Limited †	13,684	1,207,476
Arthur J. Gallagher & Company	19,137	1,322,558
Assurant Incorporated	5,738	490,427
Assured Guaranty Limited	12,564	434,463
Athene Holding Limited Class A †	12,326	581,910
Axis Capital Holdings Limited	8,864	437,350
Brown & Brown Incorporated	12,276	646,209
Chubb Limited	46,453	6,592,610
Cincinnati Financial Corporation	16,596	1,237,896
CNO Financial Group Incorporated	17,944	404,458
Erie Indemnity Company Class A	2,660	307,682
Everest Reinsurance Group Limited	4,381	1,052,491
First American Financial Corporation	11,411	662,180
Loews Corporation	31,385	1,548,222
Markel Corporation †	1,440	1,601,280
Marsh & McLennan Companies Incorporated	54,427	4,518,530
Old Republic International Corporation	26,043	521,641
Primerica Incorporated	4,817	469,658
ProAssurance Corporation	5,564	265,959
Reinsurance Group of America Incorporated	6,927	1,065,303
Selective Insurance Group Incorporated	6,163	350,367
The Allstate Corporation	37,433	3,453,569
The Hanover Insurance Group Incorporated	4,451	480,307
The Hartford Financial Services Group Incorporated	38,921	2,056,975
The Progressive Corporation	60,814	3,501,670
The Travelers Companies Incorporated	29,078	4,041,842
Torchmark Corporation	11,540	985,170
Unum Group	23,889	1,217,383
Validus Holdings Limited	8,380	566,823
W.R. Berkley Corporation	9,865	674,569
White Mountain Insurance Group Limited	432	348,559
Willis Towers Watson plc	13,838	2,185,020

		54,522,933

Mortgage REITs : 0.18%
AGNC Investment Corporation	41,462	743,828
Annaly Capital Management Incorporated	123,668	1,240,390
Chimera Investment Corporation	19,664	329,569
Granite Point Mortgage Trust Incorporated	3,554	59,885
MFA Financial Incorporated	42,157	300,158
New Residential Investment Corporation	32,291	520,854

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Mortgage REITs (continued)
Two Harbors Investment Corporation	18,388	$270,120

		3,464,804

Thrifts & Mortgage Finance : 0.11%
Essent Group Limited †	9,051	408,110
MGIC Investment Corporation †	39,795	548,773
New York Community Bancorp Incorporated	51,086	695,791
Radian Group Incorporated	23,518	482,589

		2,135,263

Health Care : 16.73%

Biotechnology : 2.39%
AbbVie Incorporated	165,997	19,227,433
Amgen Incorporated	76,289	14,019,630
Bioverativ Incorporated †	11,167	1,168,962
Gilead Sciences Incorporated	136,505	10,747,039
United Therapeutics Corporation †	4,462	516,923

		45,679,987

Health Care Equipment & Supplies : 3.98%
Abbott Laboratories	181,543	10,952,489
ABIOMED Incorporated †	4,414	1,183,747
Align Technology Incorporated †	7,669	2,013,266
Baxter International Incorporated	53,429	3,621,952
Becton Dickinson & Company	28,017	6,220,334
Boston Scientific Corporation †	144,330	3,934,436
Cantel Medical Corporation	3,709	431,394
Danaher Corporation	65,020	6,357,656
Dentsply Sirona Incorporated	24,807	1,390,680
DexCom Incorporated †	9,169	514,748
Edwards Lifesciences Corporation †	22,219	2,970,014
Hill-Rom Holdings Incorporated	6,830	571,398
Hologic Incorporated †	30,192	1,172,355
IDEXX Laboratories Incorporated †	9,035	1,691,623
Insulet Corporation †	6,071	455,871
Integra LifeSciences Holdings Corporation †	6,739	355,347
Intuitive Surgical Incorporated †	11,663	4,973,686
LivaNova plc †	5,152	462,340
Masimo Corporation †	5,078	444,477
Medtronic plc	144,439	11,539,232
NuVasive Incorporated †	5,385	260,419
ResMed Incorporated	14,977	1,426,859
Steris plc	8,918	814,213
Stryker Corporation	32,094	5,204,363
Teleflex Incorporated	4,769	1,191,439
The Cooper Companies Incorporated	5,218	1,202,853
Varian Medical Systems Incorporated †	9,721	1,160,104
West Pharmaceutical Services Incorporated	7,829	682,845
Wright Medical Group NV †	10,856	220,920
Zimmer Biomet Holdings Incorporated	21,448	2,493,330

		75,914,390

Health Care Providers & Services : 3.66%
Aetna Incorporated	35,209	6,234,106
AmerisourceBergen Corporation	17,223	1,638,941
Anthem Incorporated	27,088	6,375,973
Cardinal Health Incorporated	33,468	2,316,320

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Health Care Providers & Services (continued)
Centene Corporation †	17,215	$1,745,945
Chemed Corporation	1,656	429,947
Cigna Corporation	26,030	5,099,017
DaVita HealthCare Partners Incorporated †	15,815	1,138,996
Encompass Health Corporation	10,611	565,142
Express Scripts Holding Company †	59,272	4,472,072
HCA Holdings Incorporated	29,077	2,885,892
Henry Schein Incorporated †	16,324	1,080,486
Humana Incorporated	14,764	4,013,150
Laboratory Corporation of America Holdings †	10,715	1,850,481
McKesson Corporation	22,446	3,349,617
MEDNAX Incorporated †	9,812	539,464
Patterson Companies Incorporated	8,791	277,620
Quest Diagnostics Incorporated	14,293	1,472,894
UnitedHealth Group Incorporated	99,297	22,457,010
Universal Health Services Incorporated Class B	9,134	1,043,103
WellCare Health Plans Incorporated †	4,690	909,438

		69,895,614

Health Care Technology : 0.16%
athenahealth Incorporated †	4,092	571,816
Cerner Corporation †	33,308	2,137,041
Medidata Solutions Incorporated †	5,834	383,060

		3,091,917

Life Sciences Tools & Services : 1.09%
Agilent Technologies Incorporated	33,975	2,330,345
Bio-Rad Laboratories Incorporated Class A †	2,217	598,679
Bio-Techne Corporation	3,941	557,021
Charles River Laboratories International Incorporated †	4,908	523,242
ICON plc ADR †	5,561	630,117
IQVIA Holdings Incorporated †	16,011	1,574,362
Mettler-Toledo International Incorporated †	2,664	1,641,610
PerkinElmer Incorporated	11,570	883,254
PRA Health Sciences Incorporated †	5,201	436,884
Qiagen NV †	22,948	773,348
Syneos Health Incorporated †	8,547	358,119
Thermo Fisher Scientific Incorporated	42,622	8,890,097
Waters Corporation †	8,079	1,653,287

		20,850,365

Pharmaceuticals : 5.45%
Bristol-Myers Squibb Company	174,071	11,523,500
Catalent Incorporated †	13,757	574,355
Eli Lilly & Company	104,518	8,049,976
Johnson & Johnson	287,597	37,353,098
Mallinckrodt plc †	10,410	173,639
Merck & Company Incorporated	291,709	15,816,462
Mylan NV †	54,621	2,202,319
Perrigo Company plc	14,179	1,155,021
Pfizer Incorporated	634,232	23,028,964
Zoetis Incorporated	51,716	4,181,756

		104,059,090

Industrials : 12.87%

Aerospace & Defense : 3.81%
BWX Technologies Incorporated	10,298	648,362
Curtiss-Wright Corporation	4,237	571,910
General Dynamics Corporation	27,340	6,081,783

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Aerospace & Defense (continued)
Harris Corporation	12,552	$1,959,995
Hexcel Corporation	9,450	635,796
Huntington Ingalls Industries Incorporated	4,700	1,231,447
L-3 Technologies Incorporated	8,181	1,697,967
Lockheed Martin Corporation	25,785	9,087,665
Northrop Grumman Corporation	18,368	6,429,535
Orbital ATK Incorporated	6,093	804,642
Raytheon Company	30,531	6,640,798
Rockwell Collins Incorporated	17,238	2,374,017
Spirit AeroSystems Holdings Incorporated Class A	12,425	1,134,278
Teledyne Technologies Incorporated †	3,433	638,355
Textron Incorporated	25,454	1,523,422
The Boeing Company	57,794	20,933,565
United Technologies Corporation	77,185	10,399,907

		72,793,444

Air Freight & Logistics : 0.86%
C.H. Robinson Worldwide Incorporated	14,457	1,349,706
Expeditors International of Washington Incorporated	19,012	1,235,020
FedEx Corporation	25,824	6,363,292
United Parcel Service Incorporated Class B	72,091	7,527,021

		16,475,039

Airlines : 0.35%
Alaska Air Group Incorporated	13,106	845,337
JetBlue Airways Corporation †	34,131	718,458
Southwest Airlines Company	56,950	3,293,988
United Continental Holdings Incorporated †	27,053	1,833,923

		6,691,706

Building Products : 0.50%
A.O. Smith Corporation	15,272	980,310
Allegion plc	9,951	836,979
Fortune Brands Home & Security Incorporated	15,961	968,194
Johnson Controls International plc	100,236	3,695,701
Lennox International Incorporated	4,163	851,875
Masco Corporation	33,133	1,362,429
Owens Corning Incorporated	11,717	952,592

		9,648,080

Commercial Services & Supplies : 0.60%
Cintas Corporation	8,989	1,534,063
Clean Harbors Incorporated †	5,542	276,712
Copart Incorporated †	21,320	997,989
Deluxe Corporation	5,098	361,958
Healthcare Services Group Incorporated	7,467	339,226
KAR Auction Services Incorporated	14,430	780,374
Republic Services Incorporated	24,072	1,617,157
Rollins Incorporated	10,218	513,659
Stericycle Incorporated †	8,839	553,940
The Brink’s Company	5,204	382,494
Waste Management Incorporated	46,980	4,055,314

		11,412,886

Construction & Engineering : 0.19%
AECOM Technology Corporation †	16,432	583,500
EMCOR Group Incorporated	6,184	471,901

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Construction & Engineering (continued)
Fluor Corporation	14,756	$839,616
Jacobs Engineering Group Incorporated	12,535	765,387
Quanta Services Incorporated †	15,869	546,528
Valmont Industries Incorporated	2,318	340,978

		3,547,910

Electrical Equipment : 0.83%
Acuity Brands Incorporated	4,425	630,917
AMETEK Incorporated	23,867	1,807,687
Eaton Corporation plc	46,790	3,775,953
Emerson Electric Company	66,815	4,747,874
EnerSys	4,559	317,717
Hubbell Incorporated	5,811	761,532
Regal-Beloit Corporation	4,719	341,184
Rockwell Automation Incorporated	13,428	2,427,782
Sensata Technologies Holding NV †	18,266	965,541

		15,776,187

Industrial Conglomerates : 1.58%
3M Company	62,336	14,680,751
Carlisle Companies Incorporated	6,614	680,647
Honeywell International Incorporated	79,592	12,027,147
Roper Industries Incorporated	10,492	2,886,244

		30,274,789

Machinery : 2.05%
AGCO Corporation	7,078	471,395
Allison Transmission Holdings Incorporated	14,736	583,988
Barnes Group Incorporated	5,298	319,522
Crane Company Crane Co	5,310	490,166
Cummins Incorporated	17,122	2,879,407
Deere & Company	33,905	5,454,297
Donaldson Company Incorporated	13,461	638,859
Dover Corporation	16,090	1,610,609
Fortive Corporation	32,201	2,473,037
Graco Incorporated Graco Inc	17,328	768,497
IDEX Corporation	7,953	1,087,970
Illinois Tool Works Incorporated	30,038	4,849,335
Ingersoll-Rand plc	26,482	2,351,602
ITT Incorporated	9,283	465,821
John Bean Technologies Corporation	3,277	362,928
Kennametal Incorporated	8,381	345,297
Lincoln Electric Holdings Incorporated	6,393	559,643
Nordson Corporation	5,273	706,951
Oshkosh Corporation	7,807	616,207
Paccar Incorporated	35,929	2,572,157
Parker-Hannifin Corporation	13,808	2,464,314
Snap-on Incorporated	6,008	956,594
Stanley Black & Decker Incorporated	16,022	2,550,542
The Timken Company	7,394	323,857
The Toro Company	11,069	703,656
WABCO Holdings Incorporated †	5,689	784,911
Woodward Governor Company	5,859	414,993
Xylem Incorporated	18,783	1,400,836

		39,207,391

Marine : 0.02%
Kirby Corporation †	5,006	375,450

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Professional Services : 0.47%
Dun & Bradstreet Corporation	3,841	$480,279
Equifax Incorporated	12,530	1,415,890
IHS Markit Limited †	35,115	1,652,161
Manpower Incorporated	7,148	846,752
Nielsen Holdings plc	37,433	1,221,439
Robert Half International Incorporated	12,973	740,369
TransUnion †	15,907	907,812
Verisk Analytics Incorporated †	16,045	1,639,639

		8,904,341

Road & Rail : 1.31%
AMERCO	891	306,504
CSX Corporation	90,334	4,852,742
J.B. Hunt Transport Services Incorporated	8,997	1,066,774
Kansas City Southern	10,979	1,131,276
Knight-Swift Transportation Holdings Incorporated	17,648	849,928
Landstar System Incorporated	4,366	475,021
Norfolk Southern Corporation	30,252	4,207,448
Old Dominion Freight Line Incorporated	7,085	984,248
Ryder System Incorporated	5,506	398,469
Union Pacific Corporation	82,947	10,803,847

		25,076,257

Trading Companies & Distributors : 0.28%
Beacon Roofing Supply Incorporated †	7,027	371,799
Fastenal Company	29,925	1,637,496
HD Supply Holdings Incorporated †	18,661	676,461
MSC Industrial Direct Company Class A	4,550	398,034
W.W. Grainger Incorporated	5,594	1,463,111
Watsco Incorporated	3,196	528,523
WESCO International Incorporated †	5,057	314,798

		5,390,222

Transportation Infrastructure : 0.02%
Macquarie Infrastructure Company LLC	8,124	329,022

Information Technology : 16.92%

Communications Equipment : 1.66%
Arista Networks Incorporated †	5,085	1,371,628
ARRIS International plc †	18,404	469,302
Ciena Corporation †	14,644	339,301
Cisco Systems Incorporated	531,095	23,782,434
CommScope Holdings Incorporated †	20,509	793,903
F5 Networks Incorporated †	6,541	971,469
Juniper Networks Incorporated	42,326	1,086,085
Lumentum Holdings Incorporated †	6,381	389,241
Motorola Solutions Incorporated	17,313	1,837,775
NetScout Systems Incorporated †	9,438	250,579
Viasat Incorporated †	5,853	408,481

		31,700,198

Electronic Equipment, Instruments & Components : 0.94%
Amphenol Corporation Class A	32,179	2,940,839
Arrow Electronics Incorporated †	9,313	759,755
Avnet Incorporated	12,847	548,567
CDW Corporation of Delaware	16,086	1,173,152
Coherent Incorporated †	2,611	546,117

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Incorporated	96,531	$2,807,121
Dolby Laboratories Incorporated Class A	5,888	380,070
FLIR Systems Incorporated	14,472	710,575
Jabil Circuit Incorporated	17,967	486,726
Keysight Technologies Incorporated †	19,558	919,422
Littelfuse Incorporated	2,377	493,228
National Instruments Corporation	12,435	628,714
Synnex Corporation	3,142	388,508
TE Connectivity Limited	37,593	3,875,462
Tech Data Corporation †	4,121	425,864
Zebra Technologies Corporation Class A †	5,553	767,091

		17,851,211

Internet Software & Services : 4.23%
Alphabet Incorporated Class A †	31,830	35,137,774
Alphabet Incorporated Class C †	32,344	35,731,387
eBay Incorporated †	106,729	4,574,405
GoDaddy Incorporated Class A †	11,420	683,030
GrubHub Incorporated †	8,976	892,304
IAC Corporation †	7,815	1,163,732
J2 Global Incorporated	5,083	376,244
Stamps.com Incorporated †	1,778	339,687
VeriSign Incorporated †	9,083	1,053,810
Yelp Incorporated †	8,369	364,554
Zillow Group Incorporated Class C †	11,390	542,961

		80,859,888

IT Services : 4.00%
Accenture plc Class A	65,406	10,531,020
Alliance Data Systems Corporation	4,985	1,201,186
Amdocs Limited	15,594	1,025,929
Automatic Data Processing Incorporated	43,770	5,047,556
Booz Allen Hamilton Holding Corporation	15,085	572,174
Broadridge Financial Solutions Incorporated	12,138	1,218,412
CACI International Incorporated Class A †	2,537	378,140
Cognizant Technology Solutions Corporation Class A	62,545	5,129,941
Conduent Incorporated †	20,997	396,843
CoreLogic Incorporated †	8,679	394,895
CSRA Incorporated	16,957	687,267
DST Systems Incorporated	6,269	521,393
DXC Technology Company	30,110	3,087,479
EPAM Systems Incorporated †	5,373	607,794
Euronet Worldwide Incorporated †	5,326	452,018
Fidelity National Information Services Incorporated	34,582	3,360,679
First Data Corporation Class A †	46,988	733,953
Fiserv Incorporated †	21,889	3,138,664
Gartner Incorporated †	9,266	1,050,857
Genpact Limited	14,879	466,754
Global Payments Incorporated	15,885	1,801,200
International Business Machines Corporation	93,443	14,561,223
Jack Henry & Associates Incorporated	8,061	945,555
Leidos Holdings Incorporated	15,721	995,297
Maximus Incorporated	6,706	449,168
Paychex Incorporated	33,810	2,202,045
PayPal Holdings Incorporated †	116,888	9,282,076
Sabre Corporation	20,642	474,147
Square Incorporated Class A †	25,684	1,182,748
Teradata Corporation †	13,207	486,282
The Western Union Company	49,190	974,946
Total System Services Incorporated	17,405	1,530,770

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

IT Services (continued)
Worldpay Incorporated Class A †	18,016	$1,464,340

		76,352,751

Semiconductors & Semiconductor Equipment : 3.10%
Advanced Energy Industries Incorporated †	4,292	284,645
Applied Materials Incorporated	113,723	6,549,308
Cirrus Logic Incorporated †	6,749	299,048
Cree Incorporated †	9,992	377,997
Cypress Semiconductor Corporation	33,377	583,096
Entegris Incorporated	14,763	490,132
Intel Corporation	491,830	24,242,301
KLA-Tencor Corporation	16,361	1,853,865
Lam Research Corporation	17,457	3,349,300
Maxim Integrated Products Incorporated	29,687	1,809,126
Microchip Technology Incorporated	24,219	2,153,796
MKS Instruments Incorporated	5,764	641,821
Monolithic Power Systems Incorporated	4,016	470,113
ON Semiconductor Corporation †	44,001	1,052,504
Silicon Laboratories Incorporated †	4,451	416,169
Teradyne Incorporated	21,222	963,479
Texas Instruments Incorporated	105,009	11,377,725
Versum Materials Incorporated	11,611	429,839
Xilinx Incorporated	26,421	1,882,496

		59,226,760

Software : 2.54%
Activision Blizzard Incorporated	74,709	5,463,469
Ansys Incorporated †	8,863	1,417,548
Aspen Technology Incorporated †	7,722	596,756
Blackbaud Incorporated	5,035	516,188
CA Incorporated	33,319	1,169,497
Cadence Design Systems Incorporated †	29,005	1,124,524
CDK Global Incorporated	14,845	1,019,555
Citrix Systems Incorporated †	15,134	1,392,328
Electronic Arts Incorporated †	32,068	3,966,812
Ellie Mae Incorporated †	3,517	311,852
Fair Isaac Corporation	3,173	539,220
Intuit Incorporated	25,390	4,236,575
Manhattan Associates Incorporated †	7,250	305,225
Micro Focus International plc ADR	1	28
Nuance Communications Incorporated †	32,108	515,654
Oracle Corporation	321,791	16,305,150
Red Hat Incorporated †	18,461	2,721,151
SS&C Technologies Holdings Incorporated	18,331	907,751
Symantec Corporation	64,038	1,683,559
Synopsys Incorporated †	15,283	1,294,012
Take-Two Interactive Software Incorporated †	11,128	1,244,889
Tyler Technologies Incorporated †	3,671	745,617
VMware Incorporated Class A †	8,086	1,065,331

		48,542,691

Technology Hardware, Storage & Peripherals : 0.45%
HP Incorporated	178,102	4,165,806
NCR Corporation †	13,036	430,188
NetApp Incorporated	28,647	1,734,576
Seagate Technology plc	30,590	1,633,506
Xerox Corporation	22,310	676,439

		8,640,515

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Materials : 3.94%

Chemicals : 2.71%
Ashland Global Holdings Incorporated	6,603	$467,624
Axalta Coating Systems Limited †	27,631	851,035
Cabot Corporation	5,807	349,465
Celanese Corporation Series A	14,356	1,447,946
DowDuPont Incorporated	248,368	17,460,270
Eastman Chemical Company	13,953	1,410,369
Ecolab Incorporated	27,541	3,592,723
Huntsman Corporation	21,343	688,739
International Flavors & Fragrances Incorporated	8,362	1,181,133
LyondellBasell Industries NV Class A	34,510	3,734,672
Monsanto Company	45,654	5,632,334
NewMarket Corporation	987	412,477
Olin Corporation	17,420	566,150
PolyOne Corporation	8,659	357,703
PPG Industries Incorporated	27,334	3,073,435
Praxair Incorporated	30,755	4,605,561
RPM International Incorporated	14,075	700,513
Scotts Miracle-Gro Company Class A	4,495	403,831
Sensient Technologies Corporation	4,636	333,560
The Sherwin-Williams Company	8,625	3,463,628
Valvoline Incorporated	21,328	488,624
W.R. Grace & Company	7,263	480,665

		51,702,457

Construction Materials : 0.11%
Eagle Materials Incorporated	4,814	482,507
Martin Marietta Materials Incorporated	6,679	1,362,048
Summit Materials Incorporated Class A †	11,471	362,828

		2,207,383

Containers & Packaging : 0.52%
AptarGroup Incorporated	6,489	580,246
Avery Dennison Corporation	9,201	1,087,098
Ball Corporation	36,863	1,472,677
Bemis Company Incorporated	9,524	419,913
Berry Global Group Incorporated †	13,757	748,381
Crown Holdings Incorporated †	13,988	697,162
Graphic Packaging Holding Company	32,381	495,753
Owens-Illinois Incorporated †	16,975	365,981
Packaging Corporation of America	9,661	1,151,591
Sealed Air Corporation	19,735	836,172
Sonoco Products Company	10,322	495,146
WestRock Company	25,941	1,705,880

		10,056,000

Metals & Mining : 0.44%
Alcoa Corporation †	19,504	877,095
Newmont Mining Corporation	56,164	2,145,465
Nucor Corporation	33,887	2,216,210
Reliance Steel & Aluminum Company	7,450	671,767
Royal Gold Incorporated	6,854	553,598
Steel Dynamics Incorporated	24,134	1,116,198
United States Steel Corporation	18,305	796,451

		8,376,784

Paper & Forest Products : 0.16%
International Paper Company	43,006	2,562,728

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Paper & Forest Products (continued)
Louisiana-Pacific Corporation	15,355	$437,618

		3,000,346

Real Estate : 4.73%

Equity REITs : 4.59%
Alexandria Real Estate Equities Incorporated	9,833	1,192,841
American Campus Communities Incorporated	14,528	529,981
American Homes 4 Rent Class A	27,176	521,507
American Tower Corporation	46,485	6,476,755
Apartment Investment & Management Company Class A	16,737	647,052
Apple Hospitality REIT Incorporated	22,324	379,285
AvalonBay Communities Incorporated	14,757	2,302,387
Boston Properties Incorporated	16,316	1,939,483
Brandywine Realty Trust	18,607	291,386
Brixmor Property Group Incorporated	32,527	505,470
Camden Property Trust	9,751	777,252
Colony NorthStar Incorporated Class A	57,860	450,151
CoreCivic Incorporated	12,436	258,544
CoreSite Realty Corporation	3,556	333,731
Corporate Office Properties Trust	10,599	264,551
Cousins Properties Incorporated	44,538	371,447
Crown Castle International Corporation	43,188	4,753,271
CubeSmart REIT	18,984	508,961
CyrusOne Incorporated	9,091	453,641
DCT Industrial Trust Incorporated	9,898	547,854
Digital Realty Trust Incorporated	21,989	2,212,973
Douglas Emmett Incorporated	16,556	591,877
Duke Realty Corporation	38,570	955,379
Empire State Realty Trust Incorporated	16,859	284,243
EPR Properties	7,751	446,690
Equinix Incorporated	8,350	3,274,035
Equity Commonwealth †	13,252	389,874
Equity Lifestyle Properties Incorporated	8,657	732,469
Equity Residential	38,613	2,171,209
Essex Property Trust Incorporated	7,039	1,575,539
Extra Space Storage Incorporated	12,946	1,101,057
Federal Realty Investment Trust	7,681	875,173
First Industrial Realty Trust Incorporated	12,506	350,543
Forest City Realty Trust Incorporated	27,596	586,967
Gaming and Leisure Properties Incorporated	20,900	695,134
GGP Incorporated	58,921	1,247,358
Gramercy Property Trust Incorporated	16,986	367,747
HCP Incorporated	50,841	1,100,199
Healthcare Realty Trust Incorporated	12,988	344,831
Healthcare Trust of America Incorporated Class A	21,328	530,001
Highwoods Properties Incorporated	10,817	465,239
Hospitality Properties Trust	17,050	433,752
Host Hotels & Resorts Incorporated	77,525	1,438,864
Hudson Pacific Properties Incorporated	16,411	518,095
Iron Mountain Incorporated	26,385	830,072
JBG Smith Properties	11,619	379,360
Kilroy Realty Corporation	10,375	706,538
Kimco Realty Corporation	44,049	658,973
Lamar Advertising Company Class A	8,718	579,485
LaSalle Hotel Properties	11,962	293,428
Liberty Property Trust	15,512	609,001
Life Storage Incorporated	4,862	381,959
Medical Properties Trust Incorporated	38,562	472,770
Mid-America Apartment Communities Incorporated	12,049	1,034,045
National Health Investors Incorporated	4,222	273,881
National Retail Properties Incorporated	15,884	591,520

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Equity REITs (continued)
Omega Healthcare Investors Incorporated	20,695	$527,309
Outfront Media Incorporated	14,818	303,917
Paramount Group Incorporated	21,704	302,771
Park Hotels & Resorts Incorporated	15,091	392,215
Physicians Realty Trust	19,337	277,873
Piedmont Office Realty Trust Incorporated Class A	15,346	275,614
Prologis Incorporated	56,055	3,401,417
Public Storage Incorporated	15,647	3,042,403
Rayonier Incorporated	13,645	463,794
Realty Income Corporation	29,284	1,440,187
Regency Centers Corporation	16,029	931,445
Retail Properties of America Incorporated Class A	24,494	292,948
RLJ Lodging Trust	18,029	357,154
Sabra Health Care REIT Incorporated	18,635	314,559
SBA Communications Corporation †	12,699	1,997,172
Senior Housing Properties Trust	25,031	378,969
Simon Property Group Incorporated	32,329	4,962,825
SL Green Realty Corporation	10,470	1,014,752
Spirit Realty Capital Incorporated	47,893	373,565
STORE Capital Corporation	18,115	431,862
Sun Communities Incorporated	8,034	703,457
Sunstone Hotel Investors Incorporated	23,738	342,539
Taubman Centers Incorporated	6,107	357,015
The Geo Group Incorporated	12,967	276,197
The Macerich Company	14,628	862,174
UDR Incorporated	28,261	950,135
Ventas Incorporated	37,895	1,831,086
VEREIT Incorporated	104,263	714,202
Vornado Realty Trust	18,257	1,213,543
Weingarten Realty Investors	12,788	346,938
Welltower Incorporated	39,211	2,058,578
Weyerhaeuser Company	80,062	2,804,572
WP Carey Incorporated	11,234	673,141

		87,622,158

Real Estate Management & Development : 0.14%
CBRE Group Incorporated Class A †	32,267	1,508,482
Jones Lang LaSalle Incorporated	4,780	767,716
Realogy Holdings Corporation	14,043	358,799

		2,634,997

Telecommunication Services : 2.49%

Diversified Telecommunication Services : 2.37%
AT&T Incorporated	657,185	23,855,816
CenturyLink Incorporated	58,072	1,026,132
Verizon Communications Incorporated	427,220	20,395,483

		45,277,431

Wireless Telecommunication Services : 0.12%
T-Mobile US Incorporated †	31,612	1,916,003
Telephone & Data Systems Incorporated	10,653	298,710

		2,214,713

Utilities : 4.04%

Electric Utilities : 2.33%
ALLETE Incorporated	5,380	366,647
Alliant Energy Corporation	24,404	943,215
American Electric Power Company Incorporated	52,134	3,418,948

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Electric Utilities (continued)
Duke Energy Corporation	74,505	$5,613,208
Edison International	34,767	2,106,533
Entergy Corporation	18,992	1,439,973
Eversource Energy	33,532	1,911,324
Exelon Corporation	102,273	3,788,192
FirstEnergy Corporation	48,900	1,580,937
Great Plains Energy Incorporated	22,701	661,734
Hawaiian Electric Industries Incorporated	11,389	375,381
IDACORP Incorporated	5,277	427,701
NextEra Energy Incorporated	49,902	7,592,589
OGE Energy Corporation	20,970	657,200
PG&E Corporation	55,448	2,278,358
Pinnacle West Capital Corporation	11,711	901,279
PNM Resources Incorporated	8,296	292,019
Portland General Electric Company	9,313	370,005
PPL Corporation	72,541	2,078,300
The Southern Company	106,432	4,582,962
Westar Energy Incorporated	14,822	722,276
Xcel Energy Incorporated	53,612	2,320,327

		44,429,108

Gas Utilities : 0.20%
Atmos Energy Corporation	10,970	882,975
National Fuel Gas Company	8,888	439,334
New Jersey Resources Corporation	9,056	345,034
ONE Gas Incorporated	5,458	347,074
Southwest Gas Corporation	4,492	295,933
Spire Incorporated	4,940	334,932
UGI Corporation	17,975	774,543
WGL Holdings Incorporated	5,389	448,688

		3,868,513

Independent Power & Renewable Electricity Producers : 0.14%
AES Corporation	70,392	765,161
Calpine Corporation †	38,338	583,504
NRG Energy Incorporated	33,279	860,595
Vistra Energy Corporation †	30,177	571,854

		2,781,114

Multi-Utilities : 1.26%
Ameren Corporation	25,687	1,394,804
Avista Corporation	6,791	324,814
Black Hills Corporation	5,638	286,354
CenterPoint Energy Incorporated	44,360	1,199,938
CMS Energy Corporation	29,633	1,257,921
Consolidated Edison Incorporated	32,792	2,455,793
Dominion Resources Incorporated	68,279	5,057,426
DTE Energy Company	18,847	1,899,401
MDU Resources Group Incorporated	20,498	538,892
NiSource Incorporated	34,016	786,790
Northwestern Corporation	5,032	257,035
Public Service Enterprise Group Incorporated	53,549	2,593,378
SCANA Corporation	14,353	569,384
Sempra Energy	26,625	2,901,593
Vectren Corporation	8,779	528,935
WEC Energy Group Incorporated	33,507	2,007,739

		24,060,197

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name			Shares	Value

Water Utilities : 0.11%
American Water Works Company Incorporated			18,763	$1,489,032
Aqua America Incorporated			18,726	640,242

				2,129,274

Total Common Stocks (Cost $2,076,705,367)				1,861,636,202

Short-Term Investments : 2.08%
		Yield
Investment Companies : 2.08%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.29%	39,764,513	39,764,513

Total Short-Term Investments (Cost $39,764,513)				39,764,513

Total investments in securities (Cost $2,116,469,880)	99.56%			1,901,400,715
Other assets and liabilities, net	0.44			8,437,245

Total net assets	100.00%			$1,909,837,960

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	343	3-16-2018	$48,413,372	$46,551,960	$0	$(1,861,412)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	2,136,819,337	2,097,054,824	39,764,513	$0	$0	$304,078	$39,764,513	2.08%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Common Stocks : 96.51%

Consumer Discretionary : 16.67%

Auto Components : 1.22%
Adomani Incorporated †	13,505	$15,732
American Axle & Manufacturing Holdings Incorporated †	27,956	412,631
Cooper Tire & Rubber Company	16,946	531,257
Cooper-Standard Holdings Incorporated †	5,824	709,596
Dorman Products Incorporated †	11,068	763,692
Fox Factory Holding Corporation †	11,788	442,639
Gentherm Incorporated †	12,176	375,021
Horizon Global Corporation †	7,427	61,198
LCI Industries	7,930	866,749
Modine Manufacturing Company †	16,329	375,567
Motorcar Parts of America Incorporated †	6,068	123,666
Shiloh Industries Incorporated †	4,421	32,229
Standard Motor Products Incorporated	6,781	316,401
Stoneridge Incorporated †	9,125	198,560
Strattec Security Corporation	1,253	43,166
Superior Industries International Incorporated	7,724	111,612
Tower International Incorporated	6,558	171,164
Voxx International Corporation †	6,420	34,668

		5,585,548

Automobiles : 0.09%
Winnebago Industries Incorporated	10,055	437,895

Distributors : 0.08%
Core Mark Holding Company Incorporated	14,941	305,842
Weyco Group Incorporated	2,072	63,051

		368,893

Diversified Consumer Services : 0.86%
Adtalem Global Education Incorporated †	18,342	844,649
American Public Education Incorporated †	5,176	159,162
Ascent Media Corporation †	3,740	25,432
Bridgepoint Education Incorporated †	6,798	45,343
Capella Education Company	3,786	294,172
Carriage Services Incorporated	5,034	137,025
Collectors Universe	2,746	42,755
Graham Holdings Company Class B	1,449	840,565
K12 Incorporated †	11,387	170,008
Laureate Education Incorporated Class A †	16,636	222,423
Liberty Tax Incorporated	3,047	23,919
Regis Corporation †	11,746	188,993
Strayer Education Incorporated	3,459	310,065
Weight Watchers International Incorporated †	8,998	608,445

		3,912,956

Hotels, Restaurants & Leisure : 4.09%
Bbx Capital Corporation	19,814	170,797
BJ’s Restaurants Incorporated	6,820	296,670
Bloomin’ Brands Incorporated	28,229	651,808
Bojangles Incorporated †	5,714	74,853
Brinker International Incorporated	15,976	550,054
Carrols Restaurant Group Incorporated †	11,349	145,835
Century Casinos Incorporated †	7,105	56,627
Choice Hotels International Incorporated	11,891	941,173
Churchill Downs Incorporated	3,877	1,001,041

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Chuy’s Holding Incorporated †	5,545	$149,715
Dave & Buster’s Entertainment Incorporated †	13,218	591,770
Del Frisco’s Restaurant Group Incorporated †	7,130	118,715
Del Taco Restaurants Incorporated †	9,837	123,946
Denny’s Corporation †	21,578	324,533
DineEquity Incorporated	5,659	429,971
Drive Shack Incorporated †	19,232	97,122
El Pollo Loco Holdings Incorporated †	7,158	69,791
Eldorado Resorts Incorporated †	17,043	581,166
Fiesta Restaurant Group Incorporated †	6,989	118,813
Fogo De Chao Incorporated †	3,563	55,583
Golden Entertainment Incorporated †	3,858	107,600
Hyatt Hotels Corporation Class A	13,873	1,071,967
Inspired Entertainment Incorporated †	2,940	15,876
International Speedway Corporation Class A	7,648	344,160
Interval Leisure Group Incorporated	34,962	1,061,446
J. Alexander’s Holdings Incorporated †	4,421	43,768
Jamba Incorporated †	3,890	33,532
La Quinta Holdings Incorporated †	26,618	502,548
Lindblad Expeditions Holding †	7,876	72,538
Marcus Corporation	6,046	163,242
Marriott Vacations Worldwide Corporation	7,107	998,534
Monarch Casino & Resort Incorporated †	3,788	159,967
Nathan S Famous Incorporated	952	61,928
Papa John’s International Incorporated	8,676	500,952
Penn National Gaming Incorporated †	27,451	730,471
Pinnacle Entertainment Incorporated †	17,290	521,639
Planet Fitness Incorporated Class A †	27,932	1,032,925
Playa Hotels & Resorts NV †	29,028	292,602
Potbelly Corporation †	8,110	104,214
RCI Hospitality Holdings Incorporated	2,995	80,895
Red Lion Hotels Corporation †	5,178	50,227
Red Robin Gourmet Burgers Incorporated †	4,103	220,126
Red Rock Resorts Incorporated Class A	22,169	742,662
Ruth’s Chris Steak House Incorporated	9,831	241,351
SeaWorld Entertainment Incorporated †	21,995	321,787
Sonic Corporation	13,188	331,283
Speedway Motorsports Incorporated	3,872	76,007
The Cheesecake Factory Incorporated	14,492	673,733
The Habit Restaurants Incorporated Class A †	6,827	59,054
The Wendy’s Company	60,954	972,216
Town Sports International Holdings Incorporated †	4,644	26,935
Wingstop Incorporated	9,432	427,364
Zoe’s Kitchen Incorporated †	6,167	91,765

		18,685,297

Household Durables : 1.93%
AV Homes Incorporated †	3,460	58,128
Bassett Furniture Industries Incorporated	3,393	109,255
Cavco Industries Incorporated †	2,796	444,844
Century Communities Incorporated †	6,665	198,284
CSS Industries Incorporated	2,896	53,315
Ethan Allen Interiors Incorporated	8,225	195,344
Flexsteel Industries Incorporated	2,467	95,868
Green Brick Partners Incorporated †	7,738	78,154
Hamilton Beach Brand Class A	1,651	40,895
Helen of Troy Limited †	9,256	833,503
Hooker Furniture Corporation	3,697	138,083
Installed Building Products †	6,724	401,759
iRobot Corporation †	8,698	591,029
KB Home Incorporated	27,322	758,186
La-Z-Boy Incorporated	14,014	430,230

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Household Durables (continued)
LGI Homes Incorporated †	5,611	$317,526
Libbey Incorporated	7,620	47,777
Lifetime Brands Incorporated	3,994	55,716
M/I Homes Incorporated †	8,278	240,476
MDC Holdings Incorporated	14,964	414,204
Meritage Corporation †	12,392	525,421
PICO Holdings Incorporated	7,167	87,796
Roku Incorporated †	6,077	247,759
Taylor Morrison Home Corporation Class A †	23,753	533,017
The New Home Company Incorporated †	4,327	48,635
TopBuild Corporation †	11,856	825,652
Tupperware Brands Corporation	13,906	682,089
William Lyon Homes Class A †	8,852	223,779
Zagg Incorporated †	8,553	128,723

		8,805,447

Internet & Direct Marketing Retail : 0.59%
1-800-Flowers.com Incorporated Class A †	6,490	75,609
Blue Apron Holdings Incorporated Class A †	8,729	24,354
Duluth Holdings Incorporated Class B †	2,994	50,359
FTD Companies Incorporated †	4,289	25,820
Lands End Incorporated †	3,239	58,302
Liberty Expedia Holdings Incorporated Class A †	17,308	679,512
Nutrisystem Incorporated	9,327	286,805
Overstock.com Incorporated †	6,499	392,540
PetMed Express Incorporated	6,444	291,204
Shutterfly Incorporated †	10,490	804,898

		2,689,403

Leisure Products : 0.39%
Acushnet Holdings Corporation	7,721	163,608
American Outdoor Brands Corporation †	17,409	156,681
Callaway Golf Company	30,783	476,521
Clarus Corporation †	7,057	47,282
Escalade Incorporated	3,634	44,153
Jakks Pacific Incorporated †	7,242	15,932
Johnson Outdoors Incorporated Class A	1,687	103,987
Malibu Boats Incorporated Class A †	6,558	210,184
Marine Products Corporation	2,702	38,585
MCBC Holdings Incorporated †	6,069	148,751
Nautilus Group Incorporated †	10,069	119,318
Sturm, Ruger & Company Incorporated	5,658	243,577

		1,768,579

Media : 1.75%
A.H. Belo Corporation Class A	6,344	32,672
AMC Entertainment Holdings Class A	17,708	265,620
Clear Channel Outdoor Holdings Incorporated Class A	10,953	52,574
Entercom Communications Corporation	6,840	67,716
Entravision Communications Corporation Class A	20,812	134,237
Gannett Company Incorporated	37,116	372,645
Global Eagle Entertainment Incorporated †	14,313	19,323
Gray Television Incorporated †	21,827	301,213
Hemisphere Media Group Incorporated †	4,906	54,947
John Wiley & Sons Incorporated Class A	14,987	962,915
Lee Enterprises Incorporated †	15,705	38,477
Meredith Corporation	12,741	730,059
MSG Networks Incorporated Class A †	19,903	485,633
National CineMedia Incorporated	25,507	192,068
New Media Investment Group Incorporated	16,469	284,090
Reading International Incorporated Class A †	4,806	78,818

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Media (continued)
Regal Entertainment Group Class A	37,000	$850,630
Saga Communications Incorporated Class A	1,739	67,821
Salem Communications	3,593	14,911
Scholastic Corporation	7,754	282,323
Sinclair Broadcast Group Incorporated Class A	24,666	833,711
The E.W. Scripps Company	18,652	256,838
The New York Times Company Class A	42,046	1,013,309
Townsquare Media Incorporated Class A †	2,405	16,739
Tronc Incorporated †	4,627	88,515
WideOpenWest Incorporated †	6,898	66,635
World Wrestling Entertainment Incorporated Class A	11,254	429,340

		7,993,779

Multiline Retail : 0.59%
Big Lots Stores Incorporated	13,866	779,269
Dillard’s Incorporated Class A	4,464	364,039
Fred’s Incorporated Class A	11,976	39,880
JCPenny Company Incorporated †	104,070	450,623
Ollie’s Bargain Outlet Holdings Incorporated †	16,490	978,682
Sears Holdings Corporation †	8,469	20,495
Tuesday Morning Corporation †	13,996	44,087

		2,677,075

Specialty Retail : 3.90%
Aaron’s Incorporated	23,240	1,073,920
Abercrombie & Fitch Company Class A	22,879	471,994
America’s Car-Mart Incorporated †	2,382	116,003
American Eagle Outfitters Incorporated	55,010	1,060,043
Asbury Automotive Group Incorporated †	6,281	413,604
At Home Group Incorporated †	2,599	76,904
Barnes & Noble Education Incorporated †	11,580	84,534
Barnes & Noble Incorporated	21,215	95,468
Big 5 Sporting Goods Corporation	6,880	42,312
Boot Barn Holdings Incorporated †	4,209	74,163
Build A Bear Workshop Incorporated †	5,087	46,292
Caleres Incorporated	13,844	387,770
Camping World Holdings Incorporated Class A	7,746	323,783
Carvana Corporation †	4,343	87,034
Chico’s FAS Incorporated	41,006	411,700
Children’s Place Retail Stores Incorporated	5,871	835,443
Citi Trends Incorporated	4,109	91,055
Container Store Group Incorporated †	5,757	29,073
Dick’s Sporting Goods Incorporated	27,273	873,281
DSW Incorporated Class A	23,143	453,834
Express Incorporated †	24,070	173,785
Finish Line Incorporated Class A	13,320	141,458
Five Below Incorporated †	17,708	1,183,780
Francescas Holdings Corporation †	12,413	64,672
GameStop Corporation Class A	34,228	537,037
Genesco Incorporated †	6,295	247,394
Group 1 Automotive Incorporated	6,644	457,373
Guess? Incorporated	19,981	315,500
Haverty Furniture Companies Incorporated	6,024	122,588
Hibbett Sports Incorporated †	6,697	172,448
J. Jill Incorporated †	4,596	39,572
Kirkland’s Incorporated †	4,827	42,285
Lithia Motors Incorporated Class A	7,823	812,731
Lumber Liquidators Holdings Incorporated †	9,068	210,015
Monro Muffler Brake Incorporated	10,443	531,549
Murphy USA Incorporated †	11,213	842,208
Office Depot Incorporated	172,537	453,772

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Specialty Retail (continued)
Pier 1 Imports Incorporated	27,167	$84,218
Rent-A-Center Incorporated	14,149	106,400
Sally Beauty Holdings Incorporated †	43,564	733,618
Shoe Carnival Incorporated	3,861	90,193
Sleep Number Corporation †	14,161	487,705
Sonic Automotive Incorporated	7,912	155,075
Sportsman’s Warehouse Holdings Incorporated †	12,426	60,266
Tailored Brands Incorporated	16,759	392,328
The Buckle Incorporated	10,421	219,362
The Cato Corporation Class A	8,352	94,879
The Michaels Companies Incorporated †	31,798	731,672
Tile Shop Holdings Incorporated	11,801	63,725
Tilly’s Incorporated Class A	3,460	45,153
Travelcenters of America LLC †	11,096	41,333
Urban Outfitters Incorporated †	24,214	854,512
Vitamin Shoppe Incorporated †	8,224	30,840
Winmark Corporation	908	115,044
Zumiez Incorporated †	5,820	114,654

		17,817,354

Textiles, Apparel & Luxury Goods : 1.18%
Columbia Sportswear Company	9,558	722,394
Crocs Incorporated †	23,127	283,074
Culp Incorporated	3,707	103,055
Deckers Outdoor Corporation †	10,446	987,983
Delta Apparel Incorporated †	2,039	36,804
G-III Apparel Group Limited †	12,789	472,042
Lakeland Industries Incorporated †	2,535	33,335
Movado Group Incorporated	5,129	158,999
Oxford Industries Incorporated	5,054	403,916
Perry Ellis International Incorporated †	4,260	113,614
Rocky Brands Incorporated	2,269	41,750
Steven Madden Limited	17,769	780,059
Superior Uniform Group Incorporated	2,981	74,823
Unifi Incorporated †	5,177	181,195
Vera Bradley Incorporated †	6,719	67,593
Wolverine World Wide Incorporated	31,045	908,998

		5,369,634

Consumer Staples : 4.36%

Beverages : 0.35%
Boston Beer Company Incorporated †	2,833	461,921
Castle Brands Incorporated †	34,707	40,260
Coca Cola Bottling Corporation	1,509	281,594
MGP Ingredients Incorporated	4,204	352,800
National Beverage Corporation	3,800	372,172
Primo Water Corporation †	8,740	106,453

		1,615,200

Food & Staples Retailing : 1.17%
Ingles Markets Incorporated Class A	4,854	156,299
Performance Food Group Company †	29,727	911,133
Pricesmart Incorporated	8,744	688,590
Rite Aid Corporation †	375,236	739,215
Smart & Final Stores Incorporated †	9,189	66,161
SpartanNash Company	11,887	199,345
Sprouts Farmers Market Incorporated †	41,600	1,071,616
SUPERVALU Incorporated †	12,474	177,505
The Andersons Incorporated	8,621	302,166

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Food & Staples Retailing (continued)
The Chef’s Warehouse Incorporated †	6,605	$148,943
United Natural Foods Incorporated †	16,200	691,254
Village Super Market Incorporated Class A	2,696	63,895
Weis Markets Incorporated	3,124	116,431

		5,332,553

Food Products : 1.94%
Alico Incorporated	1,005	26,733
B&G Foods Incorporated	21,776	603,195
Blue Buffalo Pet Products Incorporated †	31,020	1,242,661
Cal-Maine Foods Incorporated †	9,450	402,570
Calavo Growers Incorporated	5,097	435,029
Darling Ingredients Incorporated †	52,490	954,793
Dean Foods Company	28,836	250,008
Farmer Bros Corporation †	3,271	102,055
Fresh del Monte Produce Incorporated	10,591	494,388
Freshpet Incorporated †	7,891	157,820
Hostess Brands Incorporated †	29,671	363,173
J & J Snack Foods Corporation	4,959	666,142
John B. Sanfilippo & Son Incorporated	2,870	165,714
Lancaster Colony Corporation	5,951	704,241
Landec Corporation †	8,891	115,583
Limoneira Corporation	3,923	83,991
Pilgrim’s Pride Corporation †	17,242	434,498
Sanderson Farms Incorporated	6,484	798,505
Seaboard Corporation	87	352,524
Seneca Foods Corporation Class A †	2,179	63,409
Simply Good Foods Company †	19,499	263,431
Tootsie Roll Industries Incorporated	4,844	161,790

		8,842,253

Household Products : 0.40%
Central Garden & Pet Company Class A †	11,427	414,114
Oil Dri Corporation of America	1,700	61,302
Orchids Paper Products Corporation	3,189	34,122
Spectrum Brands Holdings Incorporated	7,658	755,921
WD-40 Company	4,430	552,421

		1,817,880

Personal Products : 0.22%
Elf Beauty Incorporated †	7,030	129,633
Inter Parfums Incorporated	5,761	244,266
Medifast Incorporated	3,543	226,008
Natural Health Trends Corporation	2,524	43,993
Natures Sunshine Products Incorporated	2,740	30,825
Revlon Incorporation Class A †	2,409	47,457
USANA Health Sciences Incorporated †	3,954	302,086

		1,024,268

Tobacco : 0.28%
22nd Century Group Incorporated †	36,152	90,742
Alliance One International †	2,770	55,262
Turning Point Brands Incorporated	2,433	50,850
Universal Corporation	8,368	411,287
Vector Group Limited	33,948	680,318

		1,288,459

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Energy : 3.50%

Energy Equipment & Services : 1.43%
Basic Energy Services Incorporated †	6,709	$108,552
Bristow Group Incorporated	7,329	108,176
C&J Energy Services Incorporated †	18,892	453,408
Dawson Geophysical Corporation †	6,770	37,303
Diamond Offshore Drilling Incorporated †	20,591	298,570
Dril-Quip Incorporated †	12,187	549,024
Ensco plc Class A	139,453	619,171
Era Group Incorporated †	6,713	63,438
Exterran Corporation †	11,382	294,452
Gulf Island Fabrication Incorporated	4,520	37,290
Hornbeck Offshore Services Incorporated †	10,590	34,206
Independence Contract Drilli †	12,417	51,531
Keane Group Incorporated †	10,168	158,112
Key Energy Services Incorporated †	3,443	46,171
Matrix Service Company †	8,817	126,083
McDermott International Incorporated †	93,726	684,200
Natural Gas Services Group Incoporated †	4,071	101,368
NCS Multistage Holdings Incorporated †	2,623	38,348
Newpark Resources Incorporated †	27,238	224,714
Oceaneering International Incorporated	31,878	585,918
Oil States International Incorporated †	16,105	396,183
PHI Incorporated - Non Voting †	3,761	37,046
ProPetro Holding Corporation †	15,388	248,208
RigNet Incorporated †	4,409	59,081
Rowan Companies plc Class A †	39,832	484,357
Seacor Holdings Incorporated	5,382	223,407
Seacor Marine Holdings Incorporated †	6,061	102,552
Select Energy Services Incorporated Class A †	7,620	109,423
Smart Sand Incorporated †	6,525	48,416
Solaris Oilfield Infrastructure Incorporated Class A †	3,310	55,707
Tetra Technologies Incorporated †	36,680	133,148
Willbros Group Incorporated †	21,742	20,616

		6,538,179

Oil, Gas & Consumable Fuels : 2.07%
Abraxas Petroleum Corporation †	50,110	107,737
Adams Resources & Energy Incorporated	712	28,124
Antero Midstream GP LP Limited	24,091	445,684
Arch Coal Incorporated	6,860	656,571
California Resources Corporation †	12,060	170,167
Clean Energy Fuels Corporation †	42,555	59,151
Cloud Peak Energy Incorporated †	25,021	82,319
Contango Oil & Gas Company †	7,213	20,918
CVR Energy Incorporated	5,092	150,825
Delek US Holdings Incorporated	23,650	806,938
Denbury Resources Incorporated †	134,585	294,741
DHT Holdings Incorporated	44,007	165,466
Dorian LPG Limited †	8,209	60,090
Energy XXI Gulf Coast Incorporated †	8,030	42,158
Enlink Midstream LLC	19,522	286,973
Evolution Petroleum Corporation	8,503	68,449
Gastar Exploration Limited †	36,931	24,984
Gener8 Maritime Incorporated †	14,656	81,341
Green Plains Renewable Energy Incorporated	12,581	230,232
Halcon Resources Corporation †	46,169	279,322
Hallador Energy Corporation	6,242	41,197
International Seaways Incorporated †	7,128	115,973
Midstates Petroleum Company Incorporated †	6,192	83,468
Nacco Industries Class A	1,125	46,350
Nextdecade Corporation †	12,498	74,363
Overseas Shipholding Group Class A †	20,181	35,720

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pacific Ethanol Incorporated †	13,355	$54,756
Panhandle Oil And Gas Incorporated Class A	4,995	89,161
Par Pacific Holdings Incorporated †	10,314	175,544
PBF Energy Incorporated Class A	33,431	979,863
Peabody Energy Corporation	29,844	1,214,949
Penn Virginia Corporation †	4,730	176,429
Renewable Energy Group Incorporated †	11,789	130,858
Resolute Energy Corporation †	6,128	199,160
Rex American Resources Corporation †	1,857	149,897
Sanchez Energy Corporation †	22,758	66,681
Sandridge Energy Incorporated †	11,144	156,685
SilverBow Resources Incorporated †	2,208	61,316
Stone Energy Corporation †	6,364	192,575
Tallgrass Energy GP LP	18,817	379,163
Tellurian Incorporated †	21,566	188,271
W&T Offshore Incorporated †	29,848	116,109
Wildhorse Resource Development †	8,971	152,328
World Fuel Services Corporation	21,771	497,467

		9,440,473

Financials : 19.52%

Banks : 10.45%
1st Constitution Bancorp	2,231	43,058
1st Source Corporation	2,154	106,235
Access National Corporation	5,004	139,862
ACNB Corporation	2,345	65,660
Allegiance Bancshares Incorporated †	3,679	140,354
American National Bankshares Incorporated	2,801	101,116
Ameris Bancorp	12,240	650,556
AMES National Corporation	3,155	83,765
Arrow Financial Corporation	4,676	150,801
Associated Banc Corporation	6,316	156,005
Atlantic Capital Bancshares †	8,150	140,995
Banc of California Incorporated	14,466	288,597
BancFirst Corporation	7,136	379,992
Bancorpsouth Bank	27,892	878,598
Bank of Commerce Holdings	5,192	56,074
Bank of Marin Bancorp	1,872	123,833
Bankwell Financial Group Incorporated	1,993	62,381
Banner Corporation	10,970	606,422
Bar Harbor Bankshares	5,115	138,617
BCB Bancorp Incorporated	4,135	63,266
Berkshire Hills Bancorp Incorporated	12,577	462,205
Blue Hills Bancorp Incorporated	8,184	164,908
BOK Financial Corporation	7,544	712,531
Boston Private Financial Holdings Incorporated	28,009	408,931
Bridge Bancorp Incorporated	6,001	199,233
Brookline Bancorp Incorporated	24,949	395,442
Bryn Mawr Bank Corporation	6,321	275,280
Byline Bancorp Incorporated †	2,264	52,208
C&F Financial Corporation	1,094	50,707
Cadence Bancorp	2,754	75,515
Cambridge Bancorp	327	27,141
Camden National Corporation	5,165	218,066
Capital City Bank Group Incorporated	3,752	90,048
Capstar Financial Holdings Class I †	1,991	37,869
Carolina Financial Corporation	6,334	245,823
CB Financial Services Incorporated	39	1,143
CenterState Banks Incorporated	22,580	615,079
Central Pacific Financial Company	9,832	274,018
Central Valley Community Bancorp	3,881	75,680

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Banks (continued)
Century Bancorp Incorporated Class A	945	$72,576
Chemung Financial Corporation	1,192	50,922
Citizens & Northern Corporation	4,320	96,725
City Holding Company	5,160	347,629
Civista Bancshares Incorporated	3,093	69,685
CNB Financial Corporation	4,920	132,250
CoBiz Incorporated	12,579	238,498
Codorus Valley Bancorp Incorporated	3,173	83,037
Community Bankers Trust Corporation †	7,238	60,075
Community Financial Corporation	1,314	48,960
Community Trust Bancorp	5,213	226,766
ConnectOne Bancorp Incorporated	10,089	290,563
County Bancorp Incorporated	1,684	45,030
Customers Bancorp Incorporated †	9,777	286,857
DNB Financial Corporation	1,138	38,294
Eagle Bancorp Incorporated †	10,829	661,110
Enterprise Bancorp Incorporated	2,864	89,328
Enterprise Financial Service	7,271	340,646
Equity Bancshares Incorporated Class A †	3,441	127,111
Evans Bancorp Incorporated	1,499	64,607
Farmers & Merchants Banco	2,812	104,044
Farmers Capital Bank Corporation	2,471	89,944
Farmers National Banc Corporation	8,301	112,064
FB Financial Corporation †	4,170	164,840
FCB Financial Holdings Class A †	13,699	734,951
Fidelity Southern Corporation	7,372	165,944
Financial Institutions Incorporated	5,247	161,083
First Bancorp Corporation	10,047	347,928
First Bancorp Incorporated	3,459	93,255
First Bancshares Incorporated	2,779	88,233
First Bank/Hamilton (NJ)	4,078	56,480
First Busey Corporation	13,564	402,173
First Business Financial Service	2,804	67,436
First Citizens BancShares Corporation Class A	1,998	813,386
First Commonwealth Financial Corporation	32,294	451,147
First Community Bancshares	5,031	136,592
First Community Corporation	2,106	44,542
First Connecticut Bancorp	4,716	118,136
First Financial Bancorp	20,626	561,027
First Financial Corporation	3,539	151,823
First Financial Northwest	2,388	37,778
First Foundation Incorporated †	9,213	168,229
First Guaranty Bancshares Incorporated	1,753	43,948
First Internet Bancorp	2,560	96,896
First Interstate BancSystem Class A	10,366	409,457
First Merchants Corporation	15,975	660,247
First Mid-Illinois Bancshares	3,104	105,971
First Midwest Bancorp Incorporated	33,781	818,176
First Northwest Bancorp †	3,673	58,768
First of Long Island Corporation	7,510	204,648
Flushing Financial Corporation	9,471	252,876
FNB Bancorp	1,907	68,156
Franklin Financial Network †	4,010	124,511
German American Bancorp	7,109	235,521
Great Southern Bancorp Incorporated	3,928	190,115
Great Western Bancorp Incorporated	19,948	815,674
Green Bancorp Incorporated †	7,189	156,720
Guaranty Bancorp	8,100	222,345
Guaranty Bancshares Incorporated	2,452	87,169
Hanmi Financial Corporation	10,719	327,465
Harborone Bancorp Incorporated †	4,554	87,619
Heartland Financial USA Incorporated	9,282	495,195
Heritage Commerce Corporation	12,186	192,295
Heritage Financial Corporation	9,732	289,527
Hilltop Holdings Incorporated	24,612	598,318

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Banks (continued)
Hometrust Bancshares Incorporated †	5,533	$143,581
Hope Bancorp Incorporated	43,802	791,064
Horizon Bancorp Indiana	7,119	201,468
Howard Bancorp Incorporated †	2,928	52,704
Independent Bank Corporation (Massachusetts)	9,072	629,597
Independent Bank Corporation (Michigan)	7,180	164,063
Independent Bank Group Incorporated	5,558	390,172
Investar Holding Corporation	2,658	64,722
Lakeland Bancorp Incorporated	15,186	290,053
Lakeland Financial Corporation	8,202	371,633
LCNB Corporation	3,175	58,738
LegacyTexas Financial Group	14,833	621,354
Live Oak Bancshares Incorporated	8,054	210,209
Macatawa Bank Corporation	8,823	87,259
Mainsource Financial Group Class I	8,243	311,338
MBT Financial Corporation	6,584	67,157
Mercantile Bank Corporation	5,409	179,038
Middlefield Banc Corporation	798	38,304
Midland States Bancorp Incorporated	4,995	156,593
Midsouth Bancorp Incorporated	4,698	58,725
Midwestone Financial Group Class I	3,914	124,543
Mutualfirst Financial Incorporated	2,109	75,291
National Bank Holdings Corporation Class A	8,693	283,305
National Bankshares Incorporated	2,286	91,097
National Commerce Corporation †	3,963	170,211
NBT Bancorp Incorporated	14,343	499,136
Nicolet Bankshares Incorporated †	2,813	152,099
Northeast Bancorp	2,514	55,182
Northrim BanCorp Incorporated	2,327	77,373
Norwood Financial Corporation	1,933	57,062
Ohio Valley Banc Corporation	1,372	53,714
Old Line Bancshares Incorporated	3,280	103,746
Old National Bancorp	44,453	755,701
Old Point Financial Corporation	1,321	33,157
Old Second Bancorp Incorporated	9,609	132,124
Opus Bank	7,454	209,085
Orrstown Financial Services Incorporated	2,686	66,344
Pacific Mercantile Bancorp †	4,979	41,077
Pacific Premier Bancorp Incorporated †	12,858	540,679
Park National Corporation	4,379	442,367
Parke Bancorp Incorporated	2,091	43,388
Peapack-Gladstone Financial Corporation	5,275	173,970
Penns Woods Bancorp Incorporated	1,560	63,352
Peoples Utah Bancorp	4,855	147,349
Peoples Bancorp Incorporated	5,475	188,833
Peoples Bancorp of North Carolina Incorporated	1,953	54,391
Peoples Financial Services	2,320	95,514
Preferred Bank (Los Angeles)	4,422	275,623
Premier Financial Bancorp	2,980	52,508
QCR Holdings Incorporated	4,085	178,106
Reliant Bancorp Incorporated	2,971	70,680
Renasant Corporation	16,034	669,580
Republic Bancorp Incorporated Class A	3,250	121,063
Republic First Bancorp Incorporated †	16,803	141,985
S&T Bancorp Incorporated	11,623	458,644
Sandy Spring Bancorp Incorporated	11,534	447,058
Seacoast Banking Corporation †	13,525	354,626
Select Bancorp Incorporated †	3,503	45,714
ServisFirst Bancshares Incorporated	15,504	622,641
Shore Bancshares Incorporated	4,177	71,093
Sierra Bancorp	3,678	95,702
Simmons First National Corporation Class A	19,084	542,940
Smartfinancial Incorporated †	2,328	50,797

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Banks (continued)
South State Corporation	9,505	$824,084
Southern First Bancshares †	2,197	92,604
Southern National Bancorp of Virginia	6,632	102,000
Southside Bancshares Incorporated	9,279	309,919
State Bank Financial Corporation	12,604	364,760
Stock Yards Bancorp Incorporated	7,108	249,491
Summit Financial Group Incorporated	3,276	78,460
Sussex Bancorp	1,763	51,215
TCF Financial Corporation	52,490	1,170,527
The Bank of Princeton †	1,938	63,043
Tompkins Trust Company Incorporated	4,924	377,868
Towne Bank	21,990	627,815
TriCo Bancshares	6,897	257,603
TriState Capital Holdings Incorporated †	7,202	160,965
Triumph Bancorp Incorporated †	5,651	231,408
Trustmark Corporation	21,306	665,599
Two River Bancorp	2,525	43,279
Union Bankshares Corporation	17,346	648,393
Union Bankshares Incorporated	1,282	65,767
United Community Bank	22,928	708,704
United Security Bancshare	4,418	45,064
Unity Bancorp Incorporated	2,623	54,165
Univest Corporation of Pennsylvania	9,224	252,738
Valley National Bancorp	86,583	1,079,690
Veritex Holdings Incorporated †	7,058	195,930
Washington Trust Bancorp	4,721	244,784
WesBanco Incorporated	13,961	575,333
West Bancorporation	5,110	124,173
Westamerica Bancorporation	8,529	488,626

		47,711,964

Capital Markets : 1.67%
Artisan Partners Asset Management Incorporated Class A	15,585	525,994
Associated Capital Group Class A	1,486	51,267
B. Riley Financial Incorporated	6,679	123,562
Cohen & Steers Incorporated	7,035	281,400
Cowen Incorporated †	8,692	124,730
Diamond Hill Investment Group	1,103	226,148
Donnelley Financial Solutions †	10,881	188,350
Evercore Partners Incorporated Class A	10,108	940,549
Federated Investors Incorporated Class B	29,527	961,990
Gain Capital Holdings Incorporated	10,493	74,395
Gamco Investors Incorporated Class A	1,381	37,011
Greenhill & Company Incorporated	7,702	156,736
Hamilton Lane Incorporated Class A	2,115	73,898
Houlihan Lokey Incorporated	7,391	343,090
International FCStone Incorporated †	4,955	196,466
Investment Technology Group Incorporated	10,452	207,159
Ladenburg Thalmann Financial Services Incorporated	32,706	109,238
Moelis Company Class A	10,945	555,459
Morningstar Incorporated	5,708	533,413
OM Asset Management plc	25,030	383,710
Oppenheimer Holdings Class A	2,871	76,225
PJT Partners Incorporated Class A	5,488	262,381
Pzena Investment Management Incorporated Class A	5,526	60,123
Virtu Financial Incorporated Class A	14,829	440,421
Waddell & Reed Financial Incorporated Class A	26,186	523,720
Westwood Holdings Group Incorporated	2,732	148,457

		7,605,892

Consumer Finance : 0.89%
Consumer Portfolio Services †	5,909	22,395

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Consumer Finance (continued)
Elevate Credit Incorporated †	3,826	$27,318
Encore Capital Group Incorporated †	7,806	334,097
Enova International Incorporated †	10,391	228,602
Ezcorp Incorporated †	16,311	212,043
First Cash Financial Services Incorporated	15,274	1,125,694
Green Dot Corporation Class A †	14,854	967,441
Nelnet Incorporated Class A	5,838	323,075
PRA Group Incorporated †	14,517	556,001
Regional Management Corporation †	3,213	96,133
World Acceptance Corporation †	1,478	158,915

		4,051,714

Diversified Financial Services : 0.02%
Marlin Business Services Incorporated	2,905	74,949
Tiptree Incorporated	6,494	37,341

		112,290

Insurance : 2.64%
American Equity Investment Life Holding Company	28,640	876,670
American National Insurance Company	6,951	812,572
Amerisafe Incorporated	6,458	361,648
AmTrust Financial Services Incorporated	31,797	380,610
Argo Group International Holdings Limited	9,785	569,976
Atlas Financial Holdings Incorporated †	3,505	61,513
Baldwin & Lyons Incorporated Class B	3,260	73,839
CNA Financial Corporation	8,700	444,222
Crawford & Company Class A	5,919	48,181
Crawford & Company Class B	4,024	36,095
Donegal Group Incorporated Class A	3,880	61,343
eHealth Incorporated †	5,674	92,429
EMC Insurance Group Incorporated	3,000	78,300
Employers Holdings Incorporated	10,559	413,385
FBL Financial Group Incorporated	3,408	221,179
Federated National Holding Company	3,790	58,556
Greenlight Capital Limited †	9,654	158,326
Hallmark Financial Services Incorporated †	4,485	44,088
HCI Group Incorporated	2,711	93,882
Health Insurance Innovations Incorporated Class A †	3,659	114,161
Heritage Insurance Holdings Incorporated	8,426	140,546
Horace Mann Educators Corporation	13,377	550,464
Independence Holding Company	1,663	47,396
Infinity Property & Casualty Corporation	3,564	420,374
Investors Title Company	431	82,968
James River Group Holdings Limited	7,278	238,063
Kemper Corporation	13,147	741,491
Kingstone Company Incorporated	3,008	57,453
Kinsale Capital Group Incorporated	6,339	310,611
Maiden Holdings Limited	25,616	153,696
Mercury General Corporation	9,069	413,909
National General Holdings Corporation	19,404	445,904
National Western Life Group Class A	734	223,870
Ni Holdings Incorporated †	3,303	53,211
RLI Corporation	14,023	852,598
Safety Insurance Group Incorporated	4,892	349,044
State Auto Financial Corporation	5,371	148,132
Stewart Information Services Corporation	7,464	299,530
The Navigators Group Incorporated	8,326	448,771
Trupanion Incorporated †	7,307	216,506
United Fire Group Incorporated	6,737	299,662
United Insurance Holdings Company	7,820	152,881
Universal Insurance Holdings Company	10,922	320,015

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Insurance (continued)
WMIH Corporation †	62,020	$80,006

		12,048,076

Mortgage REITs : 1.36%
AG Mortgage Investment Trust Incorporated	9,391	153,637
Anworth Mortgage Asset Corporation	32,533	148,350
Apollo Commercial Real Estate Finance Incorporated	34,728	634,133
Arbor Realty Trust Incorporated	16,001	136,969
Ares Commercial Real Estate Corporation	8,550	105,336
ARMOUR Residential REIT Incorporated	13,649	292,362
Blackstone Mortgage Trust Incorporated Class A	29,749	923,706
Capstead Mortgage Corporation	32,129	268,277
Cherry Hill Mortgage Investment REIT	4,082	65,802
CYS Investments Incorporated	50,839	321,302
Dynex Capital Incorporated	15,539	93,545
Ellington Residential Mortgage REIT	3,716	39,390
Five Oaks Investment Corporation	7,711	24,907
Granite Point Mortgage Trust Incorporated	3,180	53,583
Great Ajax Corporation REIT	5,273	68,444
Hannon Armstrong Sustainable	16,827	296,155
Invesco Mortgage Capital Incorporated	37,216	572,010
Ladder Capital Corporation	27,083	400,016
Mortgage Investment Corporation	15,112	256,904
New York Mortgage Trust Incorporated	37,006	203,903
Owens Realty Mortgage Incorporated	3,372	47,714
PennyMac Mortgage Investment Trust	21,554	359,305
Redwood Trust Incorporated	25,271	370,220
Resource Capital Corporation	9,517	82,703
Sutherland Asset Management REIT	6,317	87,175
TPG Real Estate Finance Trust Incorporated	4,053	75,102
Western Asset Mortgage Capital REIT	13,663	120,508

		6,201,458

Thrifts & Mortgage Finance : 2.49%
Atlantic Coast Financial Corporation †	3,904	40,406
BankFinancial Corporation	4,392	70,404
Bear State Financial Incorporated	5,963	61,180
Beneficial Bancorp Incorporated	23,000	345,000
BOFI Holding Incorporated †	18,533	689,242
BSB Bancorp Incorporated †	2,816	81,664
Capitol Federal Financial Incorporated	42,908	535,921
Charter Financial Corporation	4,554	90,397
Clifton Bancorp Incorporated	6,451	99,474
Dime Community Bancshares	10,140	182,520
Entegra Financial Corporation †	2,050	57,605
Essa Bancorp Incorporated	3,154	45,954
Federal Agricultural Mortgage Corporation Class C	2,919	222,019
First Defiance Financial Corporation	3,351	178,307
Flagstar Bancorp Incorporated †	6,797	239,662
FS Bancorp Incorporated	994	53,974
Greene County Bancorp Incorporated	870	31,712
Hingham Institution For Savings Corporation	443	88,604
Home Bancorp Incorporated	1,975	81,963
Homestreet Incorporated †	8,392	240,850
Impac Mortgage Holdings Incorporated †	3,405	30,305
Kearny Financial Corporation	24,660	320,580
LendingTree Incorporated †	2,343	816,536
Malvern Bancorp Incorporated †	2,217	52,875
Meridian Bancorp Incorporated	16,413	329,081
Meta Financial Group Incorporated	2,875	308,775
MMA Capital Management LLC †	1,601	43,387

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Thrifts & Mortgage Finance (continued)
Nationstar Mortgage Holdings †	9,174	$157,059
NewStar Financial Incorporated (a)	9,129	0
NMI Holdings Incorporated Class A †	19,008	377,309
Northfield Bancorp Incorporated	14,397	223,441
Northwest Bancshares Incorporated	31,670	519,705
OceanFirst Financial Corporation	13,210	341,875
Oritani Financial Corporation	13,439	209,648
PCSB Financial Corporation †	5,501	105,564
PDI Community Bancorp †	2,778	40,392
Pennymac Financial Service Incorporated †	6,947	161,865
Provident Bancorp Incorporated †	1,529	35,473
Provident Financial Holdings	1,965	35,802
Provident Financial Services Incorporated	21,175	526,834
Prudential Bancorp Incorporated	2,170	37,845
Randolph Bancorp Incorporated †	1,629	25,364
Riverview Bancorp Incorporated	6,826	58,977
SI Financial Group Incorporated	3,749	53,986
Southern Missouri Bancorp	2,242	75,824
Territorial Bancorp Incorporated	2,795	83,487
Timberland Bancorp Incorporated	2,145	61,240
Trustco Bank Corporation	32,674	277,729
United Community Financial Corporation	16,340	150,982
United Financial Bancorp Incorporated	17,090	266,604
Walker & Dunlop Incorporated	9,427	455,607
Washington Federal Incorporated	29,208	1,013,518
Waterstone Financial Incorporated	8,560	147,232
Western New England Bancorp	9,259	92,127
WSFS Financial Corporation	10,401	496,128

		11,370,014

Health Care : 11.74%

Biotechnology : 3.52%
Abeona Therapeutics Incorporated †	9,543	132,171
Achaogen Incorporated †	10,889	113,572
Acorda Therapeutics Incorporated †	15,293	363,209
Advaxis Incorporated †	11,900	22,134
Akebia Therapeutics Incorporated †	11,481	164,178
Albireo Pharma Incorporated †	2,085	70,473
Aldeyra Therapeutics Incorporated †	4,930	40,673
Alpine Immune Sciences Incorporated †	3,702	32,541
AMAG Pharmaceuticals Incorporated †	11,207	235,907
Anaptysbio Incorporated †	4,521	554,998
Anavex Life Sciences Corporation †	13,211	31,178
Arena Pharmaceuticals Incorporated †	12,741	493,969
Array BioPharma Incorporated †	61,394	1,063,344
Arrowhead Pharmaceuticals Incorporated †	21,168	137,169
Athersys Incorporated †	34,882	47,788
Atyr Pharma Incorporated †	6,686	19,724
Audentes Therapeutics Incorporated †	5,528	186,238
Aveo Pharmaceuticals Incorporated †	38,681	110,628
Avid Bioservices Incorporated †	14,656	36,054
Biospecifics Technologies †	1,701	68,891
Biotime Incorporated †	27,327	71,597
Calithera Biosciences Incorporated †	8,289	63,825
Calyxt Incorporated †	1,609	29,557
Caredx Incorporated †	5,473	31,853
Chemocentryx Incorporated †	11,254	109,389
Conatus Pharmaceuticals Incorporated †	8,473	44,060
Corbus Pharmaceuticals Holdings †	14,215	105,191
CTI BioPharma Corporation †	9,503	38,202
Cytokinetics Incorporated †	14,893	115,421

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Biotechnology (continued)
Cytomx Therapeutics Incorporated †	8,303	$246,682
Eagle Pharmaceuticals Incorporated †	4,063	228,097
Emergent BioSolutions Incorporated †	10,589	526,273
Enanta Pharmaceuticals Incorporated †	4,880	383,666
Fate Therapeutics Incorporated †	9,716	109,402
Fortress Biotech Incorporated †	9,635	41,045
Foundation Medicine Incorporated †	4,303	356,073
Genomic Health Incorporated †	6,266	200,512
Idera Pharmaceuticals Incorporated †	40,830	72,269
Immunogen Incorporated †	31,333	348,110
Immunomedics Incorporated †	41,872	708,056
Inovio Pharmaceuticals Incorporated †	27,397	112,328
Insys Therapeutics Incorporated †	9,896	72,142
Intellia Therapeutics Incorporated †	4,473	116,745
Invitae Corporation †	12,735	83,924
Ironwood Pharmaceuticals Incorporated †	44,066	625,737
Jounce Therapeutics Incorporated †	4,989	105,168
Kadmon Holdings Incorporated †	22,542	81,377
Kindred Biosciences Incorporated †	8,181	72,811
Kura Oncology Incorporated †	7,548	170,585
Ligand Pharmaceuticals Incorporated †	6,352	964,805
Madrigal Pharmaceuticals Incorporated †	1,562	196,874
Mannkind Corporation †	33,200	97,276
Matinas Biopharma Holdings Class I †	24,192	23,931
Medicinova Incorporated †	9,744	101,825
Mei Pharma Incorporated †	12,164	26,943
Merrimack Pharmaceuticals Incorporated	4,234	47,040
MiMedx Group Incorporated †	33,313	236,189
Miragen Therapeutics Incorporated †	4,423	24,548
Molecular Templates Incorporated †	3,363	31,209
Momenta Pharmaceuticals Incorporated †	23,850	406,643
Mustang Bio Incorporated †	4,454	48,326
Myriad Genetics Incorporated †	21,153	685,780
Natera Incorporated †	10,110	90,990
Navidea Biopharmaceuticals Class I †	54,386	20,596
Oncomed Pharmaceuticals Incorporated †	8,632	20,113
Ophthotech Corporation †	11,749	31,840
OPKO Health Incorporated †	104,868	355,503
Palatin Technologies Incorporated †	59,371	55,453
PDL BioPharma Incorporated †	50,243	120,583
Pieris Pharmaceuticals Incorporated †	11,433	97,409
Progenics Pharmaceuticals Incorporated †	22,335	149,198
PTC Therapeutics Incorporated †	13,166	339,025
RA Pharmaceuticals Incorporated †	2,573	16,416
Recro Pharma Incorporated †	5,046	45,464
Repligen Corporation †	12,486	428,145
Retrophin Incorporated †	12,174	304,593
Sangamo Biosciences Incorporated †	24,245	580,668
Savara Incorporated †	4,585	50,985
Selecta Biosciences Incorporated †	4,764	43,638
Seres Therapeutics Incorporated †	6,522	61,959
Spectrum Pharmaceuticals Incorporated †	25,617	551,022
Spring Bank Pharmaceuticals †	2,556	32,717
Strongbridge Biopharma plc †	11,026	80,490
Synlogic Incorporated †	3,079	33,038
Tyme Technologies Incorporated †	8,685	26,750
Vanda Pharmaceuticals Incorporated †	13,577	255,926
Veracyte Incorporated †	6,504	39,154
Verastem Incorporated †	9,293	28,437
Vericel Corporation †	9,910	79,280
Xoma Corporation †	1,655	44,420

		16,070,137

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Health Care Equipment & Supplies : 3.39%
Abaxis Incorporated	7,624	$508,292
Accuray Incorporated †	26,846	148,995
Analogic Corporation	4,125	344,438
AngioDynamics Incorporated †	12,165	198,168
Anika Therapeutics Incorporated †	4,716	245,468
Antares Pharma Incorporated †	45,636	100,399
Atrion Corporation	468	275,605
Axogen Incorporated †	8,308	242,594
Bovie Medical Corporation †	8,608	21,262
Cardiovascular Systems Incorporated †	10,916	259,582
CONMED Corporation	8,189	495,680
CryoLife Incorporated †	10,046	190,372
Cryoport Incorporated †	8,377	75,896
Cutera Incorporated †	4,100	184,705
Cytosorbents Corporation †	7,145	56,088
Entellus Medical Incorporated †	4,847	116,328
Fonar Corporation †	2,017	49,820
Globus Medical Incorporated †	23,516	1,120,302
Haemonetics Corporation †	17,379	1,232,171
Halyard Health Incorporated †	15,317	756,353
Heska Corporation †	2,182	148,332
ICU Medical Incorporated †	4,992	1,154,400
Inogen Incorporated †	5,604	677,075
Integer Holdings Corporation †	10,215	521,476
Invacare Corporation	10,670	183,524
Invuity Incorporated †	4,645	19,277
iRhythm Technologies Incorporated †	5,363	333,310
Iridex Corporation †	3,332	19,292
K2M Group Holdings Incorporated †	13,216	273,703
Lantheus Holdings Incorporated †	11,916	182,315
Lemaitre Vascular Incorporated	4,930	171,367
Meridian Diagnostics Incorporated	13,508	188,437
Merit Medical Systems Incorporated †	16,275	740,513
Natus Medical Incorporated †	10,683	332,775
Neogen Corporation †	18,444	1,074,732
Nuvectra Corporation †	3,573	38,124
NxStage Medical Incorporated †	21,829	508,179
OraSure Technologies Incorporated †	19,331	333,653
Orthofix International NV †	5,757	322,450
Oxford Immunotec Global plc †	7,901	86,121
Quidel Corporation †	9,058	395,110
RTI Biologics Incorporation †	14,685	62,411
Seaspine Holdings Corporation †	3,254	32,898
Sientra Incorporated †	4,590	43,835
STAAR Surgical Company †	9,850	154,645
Surmodics Incorporated †	4,200	126,420
Tactile Systems Technology Class I †	4,536	146,785
Utah Medical Products Incorporated	1,098	97,393
Varex Imaging Corporation †	12,439	433,997
Viewray Incorporated †	7,896	65,616

		15,490,683

Health Care Providers & Services : 2.31%
AAC Holdings Incorporated †	3,572	33,791
Aceto Corporation	9,582	68,703
Addus Homecare Corporation †	2,505	86,047
Almost Family Incorporated †	4,331	255,312
Amedisys Incorporated †	9,415	557,462
American Renal Associates Holdings †	3,977	78,824
AMN Healthcare Services Incorporated †	15,891	884,334
BioScrip Incorporated †	39,754	125,623
Biotelemetry Incorporated †	9,678	312,599

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Health Care Providers & Services (continued)
Civitas Solutions Incorporated †	5,134	$66,742
Community Health Systems Incorporated †	35,618	182,364
CorVel Corporation †	3,282	160,654
Cross Country Healthcare Incorporated †	11,887	153,937
Diplomat Pharmacy Incorporated †	15,400	320,936
Ensign Group Incorporated	15,949	425,838
LHC Group Incorporated †	5,438	350,098
LifePoint Hospitals Incorporated †	12,508	576,619
Magellan Health Services Incorporated †	7,808	787,827
Molina Healthcare Incorporated †	14,749	1,066,353
National Healthcare Corporation	3,163	185,573
National Research Corporation Class A	3,169	89,683
Owens & Minor Incorporated	19,938	327,183
Petiq Incorporated †	2,399	52,538
Premier Incorporated Class A †	17,289	573,130
Providence Service Corporation †	3,633	230,913
Psychemedics Corporation	1,756	37,280
Quorum Health Corporation †	8,578	50,953
R1 RCM Incorporated †	28,487	186,875
Radnet Incorporated †	11,847	118,470
Select Medical Holdings Corporation †	34,180	618,658
Surgery Partners Incorporated †	6,196	98,207
Tenet Healthcare Corporation †	32,516	669,830
Tivity Health Incorporated †	12,356	476,324
U.S. Physical Therapy Incorporated	3,996	309,690

		10,519,370

Health Care Technology : 0.69%
Allscripts Healthcare Solutions Incorporated †	57,937	803,586
Computer Programs & Systems Incorporated	4,324	128,855
Cotiviti Holdings Incorporated †	12,400	415,524
HMS Holdings Corporation †	26,954	432,342
Inovalon Holdings Incorporated Class A †	19,801	237,612
Omnicell Incorporated †	11,924	520,483
Quality Systems Incorporated †	17,105	214,668
Simulations Plus Incorporated	3,751	58,328
Tabula Rasa Healthcare Incorporated †	3,200	103,392
Vocera Communications Incorporated †	8,513	234,108

		3,148,898

Life Sciences Tools & Services : 0.51%
Bruker Corporation	33,742	1,034,192
Cambrex Corporation †	10,848	563,554
Chromadex Corporation †	7,801	42,515
Enzo Biochem Incorporated †	14,020	88,747
Harvard Bioscience Incorporated †	9,926	46,652
Luminex Corporation	13,436	263,480
Medpace Holdings Incorporated †	2,682	85,958
Neogenomics Incorporated †	23,995	201,558

		2,326,656

Pharmaceuticals : 1.32%
Acer Therapeutics Incorporated †	2,018	36,163
Adamis Pharmaceuticals Corporation †	8,885	26,655
Akcea Therapeutics Incorporated †	3,830	64,995
Akorn Incorporated †	29,798	504,778
Amphastar Pharmaceuticals Incorporated †	11,252	206,587
ANI Pharmaceuticals Incorporated †	2,654	170,042
BioDelivery Sciences International Incorporated †	17,816	40,086
Corcept Therapeutics Incorporated †	31,273	475,037
Corium International Incorporated †	8,098	105,274

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Pharmaceuticals (continued)
Cymabay Therapeutics Incorporated †	13,619	$202,787
Depomed Incorporated †	18,455	126,786
Durect Corporation †	51,121	62,368
Impax Laboratories Incorporated †	23,137	471,995
Innoviva Incorporated †	24,769	384,167
Intersect ENT Incorporated †	9,154	337,325
Lannett Company Incorporated †	10,235	163,760
Marinus Pharmaceuticals Incorporated †	9,661	49,754
MyoKardia Incorporated †	7,239	421,310
Omeros Corporation †	14,421	145,652
Pacira Pharmaceuticals Incorporated †	12,889	403,426
Phibro Animal Health Corporation Class A	6,420	246,849
Prestige Brands Holdings Incorporated †	17,303	584,841
Reata Pharmaceuticals Incorporated Class A †	4,265	102,744
Supernus Pharmaceuticals Incorporated †	16,282	633,370
Teligent Incorporated †	13,406	37,537
VIVUS Incorporated †	34,712	14,784

		6,019,072

Industrials : 14.11%

Aerospace & Defense : 1.19%
AAR Corporation	10,582	450,582
Aerojet Rocketdyne Holdings †	22,202	599,454
AeroVironment Incorporated †	6,938	344,957
Cubic Corporation	8,424	517,234
Ducommun Incorporated †	3,372	94,888
Engility Holdings Incorporated †	6,115	167,001
HEICO Corporation	10,828	926,877
Mercury Computer Systems Incorporated †	15,289	702,835
Moog Incorporated Class A †	10,335	866,383
National Presto Industries Incorporated	1,759	159,717
Sparton Corporation †	3,140	71,184
Triumph Group Incorporated	15,989	446,893
Vectrus Incorporated †	3,563	97,234

		5,445,239

Air Freight & Logistics : 0.38%
Atlas Air Worldwide Holdings Incorporated †	7,999	486,739
Echo Global Logistics Incorporated †	8,733	230,988
Forward Air Corporation	9,759	526,986
Hub Group Incorporated Class A †	10,457	456,448
Radiant Logistics Incorporated †	11,773	43,560

		1,744,721

Airlines : 0.47%
Allegiant Travel Company	4,214	700,788
Hawaiian Holdings Incorporated	16,587	597,132
Spirit Airlines Incorporated †	21,870	871,301

		2,169,221

Building Products : 1.40%
Advanced Drainage Systems Incorporated	10,909	278,725
American Woodmark Corporation †	4,615	592,566
Apogee Enterprises Incorporated	9,339	402,884
Armstrong Flooring Incorporated †	7,364	103,170
Armstrong World Industries Incorporated †	14,269	860,421
Builders FirstSource Incorporated †	35,859	687,776

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Building Products (continued)
Continental Building Product †	12,891	$350,635
CSW Industrials Incorporated †	5,191	238,007
Griffon Corporation	11,991	224,232
Insteel Industries Incorporated	6,019	169,977
JELD-WEN Holding Incorporated †	17,918	558,325
NCI Building Systems Incorporated †	12,878	209,911
Patrick Industries Incorporated †	7,398	454,607
PGT Incorporated †	15,972	279,510
Ply Gem Holdings Incorporated †	7,231	156,190
Quanex Building Products Corporation	11,426	191,386
Universal Forest Products Incorporated	19,711	649,280

		6,407,602

Commercial Services & Supplies : 2.27%
ABM Industries Incorporated	21,004	738,501
Advanced Disposal Services Incorporated †	13,930	311,753
Arc Document Solutions Incorporated †	14,849	31,628
Brady Corporation Class A	15,292	571,921
Casella Waste Systems Incorporated Class A †	12,449	316,454
Covanta Holding Corporation	38,614	577,279
Ennis Incorporated	8,178	159,471
Essendant Incorporated	12,412	98,551
Heritage Crystal Clean Incorporated †	4,879	97,580
Herman Miller Incorporated	19,696	707,086
HNI Corporation	14,473	535,212
Hudson Technologies Incorporated †	11,588	70,687
InnerWorkings Incorporated †	15,079	139,179
Interface Incorporated	20,239	489,784
Kimball International Incorporated Class B	12,143	199,509
Knoll Incorporated	16,030	340,958
LSC Communications Incorporated	11,102	161,645
Matthews International Corporation Class A	10,274	526,543
Mcgrath RentCorp	7,929	401,366
Multi-Color Corporation	4,495	284,758
Nl Industries Incorporated †	2,700	21,735
Quad Graphics Incorporated	10,317	272,266
SP Plus Corporation †	7,176	258,336
Steelcase Incorporated Class A	26,587	362,913
TEAM Incorporated †	10,087	164,922
Tetra Tech Incorporated	18,530	907,044
UniFirst Corporation	4,900	760,970
US Ecology Incorporated	7,122	376,754
Viad Corporation	6,615	344,311
VSE Corporation	2,885	139,923

		10,369,039

Construction & Engineering : 0.78%
Aegion Corporation †	10,691	245,465
Ameresco Incorporated Class A †	5,732	46,716
Argan Incorporated	4,922	196,634
Comfort Systems Incorporated	12,170	499,579
Goldfield Corporation †	7,805	36,684
Great Lakes Dredge & Dock Company †	18,204	82,828
Hc2 Holdings Incorporated †	12,963	64,296
IES Holdings Incorporated †	2,773	42,566
Layne Christensen Company †	5,536	85,808
MasTec Incorporated †	21,653	1,103,220
MYR Group Incorporated †	5,276	170,679
Northwest Pipe Company †	3,101	54,361
NV5 Global Incorporated †	2,623	113,445
Orion Marine Group Incorporated †	9,446	59,321
Primoris Services Corporation	13,548	337,345

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Construction & Engineering (continued)
Sterling Construction Company Incorporated †	8,550	$103,284
Tutor Perini Corporation †	12,726	307,333

		3,549,564

Electrical Equipment : 0.74%
Allied Motion Technologies	2,596	81,385
American Superconductor Corporation †	6,397	30,258
Atkore International Incorporated †	11,262	244,836
AZZ Incorporated	8,475	346,204
Babcock & Wilcox Enterprises Incorporated †	16,347	103,967
Encore Wire Corporation	6,625	347,150
Generac Holdings Incorporated †	19,776	879,636
General Cable Corporation	16,097	475,666
LSI Industries Incorporated	8,179	63,878
Powell Industries Incorporated	2,984	79,464
Preformed Line Products Company	994	60,425
Revolution Lighting Technologies †	4,152	14,158
Sunrun Incorporated †	25,269	169,050
Thermon Group Holdings Incorporated †	10,785	235,329
TPI Composites Incorporated †	4,257	84,374
Vicor Corporation †	5,844	150,483

		3,366,263

Electronic Equipment, Instruments & Components : 0.06%
ScanSource Incorporated †	8,341	273,168

Industrial Conglomerates : 0.09%
Raven Industries Incorporated	11,831	401,662

Machinery : 3.32%
Actuant Corporation Class A	19,138	434,433
Alamo Group Incorporated	3,209	356,680
Albany International Corporation Class A	9,471	602,829
Altra Holdings Incorporated	9,471	411,041
American Railcar Industries	2,409	89,735
Astec Industries Incorporated	6,885	405,527
Blue Bird Corporation †	3,924	91,037
Briggs & Stratton Corporation	13,756	309,235
Columbus McKinnon Corporation	6,539	232,135
Commercial Vehicle Group Incorporated †	9,221	93,132
DMC Global Incorporated	4,720	100,064
Douglas Dynamics Incorporated	7,313	325,429
Eastern Company	1,837	46,844
EnPro Industries Incorporated	6,909	500,626
ESCO Technologies Incorporated	8,247	485,748
Federal Signal Corporation	19,432	415,650
Foster Company Class A †	2,637	68,958
Franklin Electric Company Incorporated	12,836	502,529
Freightcar America Incorporated	4,011	59,323
Gencor Industries Incorporated †	2,936	47,416
Global Brass & Copper Holdings Incorporated	7,074	200,194
Gorman Rupp Company	5,948	158,693
Graham Corporation	3,280	66,289
Hardinge Incorporated	3,788	69,510
Hillenbrand Incorporated	18,794	825,057
Hurco Companies Incorporated	2,079	87,006
Hyster Yale Materials	2,633	187,443
Kadant Incorporated	3,593	342,772
Lindsay Manufacturing Company	3,522	311,486
Lydall Incorporated †	5,492	264,440

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Machinery (continued)
Manitex International Incorporated †	4,657	$48,852
Meritor Incorporated †	28,709	703,371
Miller Industries Incorporated	3,796	92,433
Mueller Industries Incorporated	18,566	491,813
Omega Flex Incorporated	1,262	70,445
Park Ohio Holdings Corporation	2,863	114,091
Proto Labs Incorporated †	8,142	887,071
RBC Bearings Incorporated †	7,788	938,454
REV Group Incorporated	9,097	245,619
Spartan Motors Incorporated	10,210	150,598
Standex International Corporation	4,192	402,851
Tennant Company	5,822	374,937
The Greenbrier Companies Incorporated	9,025	467,495
Twin Disc Incorporated †	3,331	79,678
Wabash National Corporation	18,823	411,283
Watts Water Technologies Incorporated	9,105	687,428
Welbilt Incorporated †	45,133	894,085

		15,151,765

Marine : 0.10%
Genco Shipping & Trading Limited †	2,757	37,936
Matson Incorporated	14,067	400,910

		438,846

Professional Services : 1.47%
Barrett Business Services Incorporated	2,365	175,696
BG Staffing Incorporated	2,593	42,655
CBIZ Incorporated †	17,740	320,207
Cogint Incorporated †	6,296	16,370
CRA International Incorporated	2,657	132,823
Exponent Incorporated	8,494	660,409
Forrester Research Incorporated	3,256	131,868
Franklin Covey Company †	3,208	83,087
FTI Consulting Incorporated †	12,880	614,247
GP Strategies Corporation †	4,129	91,044
Heidrick & Struggles International Incorporated	5,967	157,529
Hill International Incorporated †	13,687	75,963
ICF International Incorporated	6,067	345,819
Insperity Incorporated	12,251	799,990
Kelly Services Incorporated Class A	10,284	303,275
Kforce Incorporated	7,937	219,855
Korn/Ferry International	17,086	716,074
Mistras Group Incorporated †	5,594	110,314
Navigant Consulting Incorporated †	15,514	308,418
Resources Connection Incorporated	9,803	152,437
RPX Corporation	15,784	158,314
TriNet Group Incorporated †	13,710	646,701
TrueBlue Incorporated †	13,874	377,373
Willdan Group Incorporated †	2,678	56,158

		6,696,626

Road & Rail : 0.66%
Arcbest Corporation	8,005	264,966
Celadon Group Incorporated	8,727	33,599
Covenant Transport Incorporated Class A †	3,813	98,452
Daseke Incorporated †	8,042	80,903
Heartland Express Incorporated	15,046	293,698
Marten Transport Limited	12,736	275,734
Roadrunner Transportation Systems Incorporated †	12,406	47,515
Saia Incorporated †	8,330	605,175
Schneider National Incorporated Class B	21,937	567,291

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Road & Rail (continued)
Universal Truckload Services	2,725	$60,223
USA Truck Incorporated †	2,243	57,331
Werner Enterprises Incorporated	14,432	537,592
YRC Worldwide Incorporated †	10,425	90,906

		3,013,385

Trading Companies & Distributors : 1.18%
Applied Industrial Technologies Incorporated	12,583	885,843
BMC Stock Holdings Incorporated †	19,905	373,219
CAI International Incorporated †	5,210	105,242
DXP Enterprises Incorporated †	5,306	157,800
Foundation Building Material †	4,702	64,370
GATX Corporation	12,278	846,445
GMS Incorporated †	8,836	273,563
H&E Equipment Services Incorporated	10,324	389,112
Houston Wire & Cable Company †	5,450	37,878
Huttig Building Products Incorporated †	6,895	35,509
Kaman Corporation	9,056	554,408
Lawson Products Incorporated †	1,519	35,621
Nexeo Solutions Incorporated †	9,332	86,694
Rush Enterprises Incorporated †	10,212	434,112
Siteone Landscape Supply Incorporated †	12,690	873,580
Titan Machinery Incorporated †	5,408	107,836
Veritiv Corporation †	3,668	88,949
Willis Lease Finance Corporation †	1,050	28,665

		5,378,846

Transportation Infrastructure : 0.00%
Yangtze River Port And Logis †	4,306	20,454

Information Technology : 12.59%

Communications Equipment : 1.21%
ADTRAN Incorporated	15,594	244,046
Applied Optoelectronics Incorporated †	6,001	167,608
Calamp Corporation †	11,194	261,940
Calix Networks Incorporated †	14,825	97,104
Clearfield Incorporated †	3,860	52,110
Comtech Telecommunications Corporation	7,348	162,391
Digi International Incorporated †	8,704	90,957
Echostar Corporation †	11,714	679,646
Emcore Corporation †	8,536	45,241
Extreme Networks Incorporated †	36,062	411,467
InterDigital Incorporated	11,294	810,909
KVH Industries Incorporated †	5,233	53,377
NETGEAR Incorporated †	10,064	561,068
Oclaro Incorporated †	53,226	381,630
PCTEL Incorporated	5,740	40,237
Plantronics Incorporated	11,043	596,764
Quantenna Communications Incorporated †	6,538	89,898
Tessco Technologies Incorporated	2,118	46,914
Viavi Solutions Incorporated †	74,568	717,344

		5,510,651

Electronic Equipment, Instruments & Components : 2.21%
Airgain Incorporated †	2,533	23,126
Akoustis Technologies Incorporated †	3,923	22,596
Anixter International Incorporated †	9,167	692,567
AVX Corporation	15,440	267,112

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Badger Meter Incorporated	9,270	$441,252
Bel Fuse Incorporated Class B	3,242	56,087
Benchmark Electronics Incorporated †	16,425	492,750
Control4 Corporation †	7,508	180,492
CTS Corporation	10,951	281,441
Daktronics Incorporated	12,179	108,515
Electro Scientific Industries Incorporated †	10,295	184,589
Eplus Incorporated †	4,577	350,369
ID Systems Incorporated †	5,302	38,758
Insight Enterprises Incorporated †	11,694	408,471
Iteris Incorporated †	10,258	57,137
Itron Incorporated †	12,595	881,650
Kemet Corporation †	13,849	249,005
Kimball Electronics Incorporated †	8,584	148,932
Mesa Laboratories Incorporated	1,088	142,528
Methode Electronics Incorporated	11,500	453,675
MTS Systems Corporation	5,549	271,624
Napco Security Technologies †	4,010	40,501
OSI Systems Incorporated †	5,763	363,876
Par Technology Corporation †	3,299	36,421
Park Electrochemical Corporation	6,500	110,630
PC Connection Incorporated	3,218	79,903
PC Mall Incorporated †	3,015	21,407
Plexus Corporation †	10,981	662,374
Rogers Corporation †	5,889	808,677
Sanmina Corporation †	24,984	688,309
Systemax Incorporated	4,828	137,936
TTM Technologies Incorporated †	30,637	495,094
Vishay Intertechnology Incorporated	44,561	819,922
Vishay Precision Group †	3,284	98,356

		10,116,082

Internet Software & Services : 2.53%
2U Incorporated †	16,333	1,352,046
Actua Corporation	9,483	10,431
Aerohive Networks Incorporated †	8,959	37,538
Alarm.com Holdings Incorporated †	8,114	293,199
Alteryx Incorporated Class A †	5,689	194,507
Amber Road Incorporated †	7,088	64,501
Angi Homeservices Incorporated Class A †	16,193	239,494
Appfolio Incorporated Class A †	3,623	145,282
Apptio Incorporated Class A †	7,151	206,664
Autoweb Incorporated †	3,672	25,924
Benefitfocus Incorporated †	5,940	143,748
Blucora Incorporated †	13,952	325,082
Brightcove Incorporated †	11,166	76,487
Carbonite Incorporated †	7,746	218,050
Care.com Incorporated †	5,877	105,081
Cars.com Incorporated †	22,753	623,205
ChannelAdvisor Corporation †	7,836	69,349
Cision Limited †	10,644	128,154
Commercehub Incorporated Series C †	8,870	168,974
DHI Group Incorporated †	16,071	26,517
Endurance International Group Holdings †	20,053	146,387
Five9 Incorporated †	16,921	513,722
Gogo Incorporated †	18,082	164,185
GTT Communications Incorporated †	9,968	514,349
Instructure Incorporated †	6,881	298,635
Internap Corporation †	6,120	79,682
Limelight Networks Incorporated †	26,213	105,901
Liquidity Services Incorporated †	8,410	57,609
LivePerson Incorporated †	17,913	258,843
Marchex Incorporated Class B †	11,350	36,320
Match Group Incorporated †	12,686	508,074

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Internet Software & Services (continued)
Mindbody Incorporated Class A †	11,316	$403,415
MuleSoft Incorporated Class A †	6,776	209,243
NIC Incorporated	20,823	281,111
Okta Incorporated †	6,349	245,008
Q2 Holdings Incorporated †	10,824	493,033
Quinstreet Incorporated †	11,293	148,277
Quotient Technology Incorporated †	25,273	332,340
Reis Incorporated	2,788	53,669
Rhythmone plc †	6,435	20,199
Shutterstock Incorporated †	5,999	301,450
SPS Commerce Incorporated †	5,649	339,053
Synacor Incorporated †	9,709	19,418
Techtarget Incorporated†	6,468	111,767
Telaria Incorporated †	8,436	32,479
The Meet Group Incorporated †	23,194	60,768
The Trade Desk Incorporated †	9,235	519,561
TrueCar Incorporated †	22,666	251,366
Web.com Group Incorporated †	16,287	293,166
Xo Group Incorporated †	7,932	152,850
Yext Incorporated †	10,756	136,601

		11,542,714

IT Services : 1.76%
Blackhawk Network Incorporated †	18,494	827,607
Cardtronics Incorporated Class A †	14,937	334,290
Cass Information Systems Incorporated	3,397	198,928
Convergys Corporation	30,011	696,555
CSG Systems International Incorporated	10,853	506,618
Edgewater Technology Incorporated †	4,131	27,306
Everi Holdings Incorporated †	22,710	169,190
Exela Technologies Incorporated †	8,905	51,293
Exlservice Holdings Incorporated †	10,732	611,939
Hackett Group Incorporated	7,792	140,490
Information Services Group Incorporated †	12,060	50,893
Luxoft Holding Incorporated †	7,420	320,173
ManTech International Corporation Class A	8,364	471,479
Moneygram International Incorporated †	8,715	93,512
Perficient Incorporated †	11,101	216,136
Pfsweb Incorproated †	4,921	35,234
Presidio Incorporated †	7,676	112,223
PRGX Global Incorporated †	6,909	51,818
Science Applications International Corporation	14,004	1,013,750
StarTek Incorporated †	3,492	37,714
Sykes Enterprises Incorporated †	12,902	374,932
Syntel Incorporated †	10,993	295,162
Travelport Worldwide Limited	40,918	583,082
Ttec Holdings Incorporated	5,116	182,385
Unisys Corporation †	16,879	189,045
Virtusa Corporation †	8,903	424,851

		8,016,605

Semiconductors & Semiconductor Equipment : 1.65%
Adesto Technologies Corporation †	4,294	27,696
Alpha & Omega Semiconductor †	6,488	99,721
Amkor Technology Incorporated †	29,653	298,013
Amtech Systems Incorporated †	3,976	30,178
Axcelis Technologies Incorporated †	10,279	251,322
AXT Incorproated †	12,344	92,271
Brooks Automation Incorporated	22,201	592,989
Cabot Microelectronics Corporation	8,232	838,841
Ceva Incorporated †	7,254	266,585

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cohu Incorporated	9,009	$180,450
Cyberoptics Corporation †	2,299	37,704
Diodes Incorporated †	12,642	380,524
DSP Group Incorporated †	6,692	81,308
FormFactor Incorporated †	23,111	302,754
GSI Technology Incorporated †	4,581	34,632
Ichor Holdings Limited †	6,316	163,205
Impinj Incorporated †	5,117	65,191
Nanometrics Incorporated †	8,101	213,785
NVE Corporation	1,651	114,761
Photronics Incorporated †	24,252	189,166
Pixelworks Incorproated †	9,406	41,386
Power Integrations Incorporated	9,357	628,790
Quicklogic Corporation †	26,379	42,470
Rambus Incorporated †	35,971	457,191
Rudolph Technologies Incorporated †	9,927	263,562
Semtech Corporation †	23,306	784,247
Sigma Designs Incorporated †	12,554	75,324
Smart Global Holdings Incorporated †	1,889	65,586
Synaptics Incorporated †	11,261	523,299
Ultra Clean Holdings Incorporated †	10,332	198,994
Xcerra Corporation †	17,372	173,720

		7,515,665

Software : 2.79%
A10 Networks Incorporated †	16,729	105,058
ACI Worldwide Incorporated †	38,406	908,302
Agilysys Incorporated †	5,016	56,029
American Software Incorporated Class A	9,125	113,515
Asure Software Incorporated †	2,862	40,784
Bottomline Technologies (de) Incorporated †	12,854	488,195
CommVault Systems Incorporated †	13,877	722,298
Datawatch Corporation †	3,153	29,481
Ebix Incorporated	7,336	615,857
Everbridge Incorporated †	7,391	235,847
Globant SA †	7,838	408,203
Glu Mobile Incorporated †	35,238	130,733
MicroStrategy Incorporated Class A †	3,102	396,994
Mitek Systems Incorporated †	10,718	81,993
MobileIron Incorporated †	18,696	89,741
Model N Incorporated †	7,311	125,018
Monotype Imaging Holdings Incorporated	13,650	328,965
Park City Group Incorporated †	4,166	43,118
Pegasystems Incorporated	12,224	708,992
Progress Software Corporation	15,436	723,485
Qad Incorporated Class A	3,305	148,725
Qualys Incorporated †	10,210	756,051
Realnetworks Incorporated †	8,403	23,360
RealPage Incorporated †	19,906	1,040,089
Rimini Street Incorporated †	7,599	64,971
RingCentral Incorporated Class A †	20,255	1,268,976
Rosetta Stone Incorporated †	6,710	91,860
Seachange International Incorporated †	11,300	34,804
Secureworks Corporation Class A †	2,647	26,126
Sito Mobile Limited †	5,096	26,550
Synchronoss Technologies Incorporated †	13,559	126,641
TeleNav Incorporated †	9,891	53,906
The Rubicon Project Incorporated †	14,484	23,319
Tivo Corporation	39,549	593,235
Upland Software Incorproated †	3,589	85,634
Vasco Data Security International Incorporated †	10,059	121,211
Verint Systems Incorporated †	20,664	803,830
Workiva Incorporated †	7,954	180,954
Zix Corporation †	18,515	74,986

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Software (continued)
Zynga Incorporated Class A †	249,334	$862,696

		12,760,532

Technology Hardware, Storage & Peripherals : 0.44%
Avid Technology Incorporated †	12,456	59,664
Diebold Nixdorf Incorporated	23,975	376,408
Eastman Kodak Company †	12,390	65,048
Electronics For Imaging Incorporated †	15,131	414,438
Intevac Incorporated †	6,410	38,781
Pure Storage Incorporated Class A †	29,938	648,756
Quantum Corporation †	9,512	34,814
Super Micro Computer Incorporated †	12,918	233,816
USA Technologies Incorporated †	15,642	127,482

		1,999,207

Materials : 4.46%

Chemicals : 2.08%
Advanced Emissions Solutions	7,073	68,184
Advansix Incorporated †	9,772	404,072
Agrofresh Solutions Incorporated †	8,637	66,850
American Vanguard Corporation	8,860	172,770
Calgon Carbon Corporation	16,528	351,220
Chase Corporation	2,400	249,600
Core Molding Technologies Incorporated	2,590	47,138
Ferro Corporation †	26,345	563,520
Futurefuel Corporation	8,591	103,006
GCP Applied Technologies Incorporated †	22,771	700,208
Hawkins Incorporated	3,247	108,775
HB Fuller Company	16,545	833,703
Ingevity Corporation †	13,724	1,028,065
Innophos Holdings Incorporated	6,450	268,062
Innospec Incorporated	8,031	521,613
KMG Chemicals Incorporated	3,154	189,145
Kooper Holdings Incorporated †	6,667	269,347
Kraton Performance Polymers Incorporated †	10,381	440,258
Kronos Worldwide Incorporated	7,185	154,118
Omnova Solutions Incorporated †	14,546	146,915
Quaker Chemical Corporation	4,255	606,465
Rayonier Advanced Materials	14,246	290,191
Stepan Company	6,676	534,748
Trecora Resources †	6,641	73,715
Tredegar Corporation	10,858	173,185
Trinseo SA	14,457	1,150,777

		9,515,650

Construction Materials : 0.09%
United States Lime & Mineral	689	49,064
US Concrete Incorporated †	4,884	355,311

		404,375

Containers & Packaging : 0.31%
Greif Incorporated Class A	8,267	475,931
Myers Industries Incorporated	9,610	182,110
Silgan Holdings Incorporated	24,697	702,630
UFP Technologies Incorporated †	2,233	63,529
		1,424,200

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Metals & Mining : 1.34%
AK Steel Holding Corporation †	102,187	$527,285
Ampco Pittsburgh Corporation	3,734	38,087
Cleveland Cliffs Incorporated †	92,423	649,734
Coeur D’alene Mines Corporation †	59,572	455,726
Commercial Metals Company	37,266	905,564
Compass Minerals International Incorporated	11,055	666,617
Gold Resource Corporation	18,327	74,591
Hecla Mining Company	130,841	478,878
Kaiser Aluminum Corporation	5,371	539,087
Materion Corporation	6,664	335,866
Olympic Steel Incorporated	2,966	66,824
Ryerson Holding Corporation †	5,219	52,712
Schnitzer Steel Industry	8,312	282,608
Synalloy Corporation	2,937	40,237
Universal Stainless & Alloy †	2,255	57,254
Warrior Met Coal Incorporated	9,001	280,921
Worthington Industries Incorporated	14,667	648,868

		6,100,859

Paper & Forest Products : 0.64%
Boise Cascade Company	12,573	506,692
Clearwater Paper Corporation †	5,310	199,656
Domtar Corporation	20,597	921,922
Neenah Paper Incorporated	5,496	421,268
PH Glatfelter Company	14,330	292,475
Schweitzer-Mauduit International Incorporated	9,965	390,728
Verso Corporation Class A †	10,648	186,766

		2,919,507

Real Estate : 6.75%

Equity REITs : 6.21%
Acadia Realty Trust	27,695	666,896
Agree Realty Corporation	8,970	422,487
Alexander & Baldwin Incorporated	26,001	571,762
Alexander S REIT Incorporated	682	249,155
American Assets Trust Incorporated	12,698	402,781
Armada Hoffler Properties Incorporated	14,603	191,007
Ashford Hospitality Prime Incorporated	10,066	86,568
Ashford Hospitality Trust Incorporated	29,390	161,939
Bluerock Residential Growth REIT Incorporated	8,036	60,511
CareTrust REIT Incorporated	24,806	328,680
Catchmark Timber Trust Incorporated Class A	13,968	182,701
CBL & Associates Properties Incorporated	56,950	263,679
Cedar Shopping Centers Incorporated	28,820	114,415
Chatham Lodging Trust	12,592	229,048
Chesapeake Lodging Trust	19,358	500,598
Clipper Realty Incorporated	4,886	43,485
Columbia Property Trust Incorporated	39,778	828,576
Community Healthcare Trust Incorporated	6,019	141,687
CorEnergy Infrastructure Trust Incorporated	3,936	141,184
DDR Corporation	103,128	804,398
DiamondRock Hospitality	64,284	660,840
Easterly Government Properties Incorporated	12,625	240,380
EastGroup Properties Incorporated	10,744	870,586
Education Realty Trust Incorporated	24,058	749,166
Farmland Partners REIT Incorporated	10,095	75,914
Four Corners Property Trust Incorporated	20,334	446,535
Franklin Street Properties Corporation	33,302	269,413
Getty Realty Corporation	10,413	245,747
Gladstone Commercial Corporation	9,007	152,308

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name	Shares	Value

Equity REITs (continued)
Gladstone Land REIT Corporation	3,485	$43,423
Global Medical REIT Incorporated	6,385	41,503
Global Net Lease Incorporated	22,150	346,426
Government Properties Income	31,054	426,061
Hersha Hospitality Trust	13,252	222,634
Independence Realty Trust Incorporated	27,496	234,266
InfraReit Incorporated	12,971	241,779
Investors Real Estate Trust	38,830	180,560
iStar Financial Incorporated †	21,899	221,180
Jernigan Capital Incorporated	4,291	72,475
Kite Realty Group Trust	27,990	423,769
Lexington Corporate Properties Trust	70,826	563,775
LTC Properties Incorporated	12,926	477,616
Mack-Cali Realty Corporation	27,143	458,445
Medequities Realty Trust Incorporated	8,920	86,256
MGM Growth Properties LLC Class A	23,120	606,900
Monmouth Real Estate Investment Corporation	22,074	311,685
National Storage Affiliates	14,340	351,760
New Senior Investment Group Incorporated	26,244	212,052
Nexpoint Residential	5,676	136,848
NorthStar Realty Europe Corporation	16,104	165,549
One Liberty Properties Incorporated	4,661	101,423
Pebblebrook Hotel Trust	22,115	752,131
Potlatch Corporation	13,217	676,050
Preferred Apartment Communities Incorporated Series A	10,704	149,107
PS Business Parks Incorporated	6,382	707,509
QTS Realty Trust Incorporated Class A	13,842	446,681
Quality Care Properties Incorporated †	31,030	384,462
Ramco-Gershenson Properties Trust	25,869	304,737
Retail Opportunity Investment Corporation	35,361	606,795
Rexford Industrial Realty Incorporated	22,810	615,870
Ryman Hospitality Properties Incorporated	14,595	1,006,471
Safety Income & Growth Incorporated	2,213	38,550
Saul Centers Incorporated	3,895	190,582
Select Income REIT	20,420	371,031
Seritage Growth Property Class A	8,126	307,163
STAG Industrial Incorporated	30,186	687,335
Summit Hotel Properties Incorporated	33,577	442,209
Tanger Factory Outlet Centers Incorporated	30,881	689,264
Terreno Realty Corporation	16,666	555,144
Tier Incorporated	15,326	284,757
UMH Properties Incorporated	9,818	114,576
Universal Health Realty Income Trust	4,124	228,305
Urban Edge Properties	31,983	690,193
Urstadt Biddle Properties Incorporated	9,528	166,931
Washington Prime Group Incorporated	65,872	431,462
Washington REIT	24,822	627,500
Wheeler REIT	2,893	14,523
Whitestone REIT	12,267	151,375
Xenia Hotels & Resorts Incorporated	35,158	691,558

		28,361,102

Real Estate Management & Development : 0.54%
Altisource Portfolio Solutions SA †	3,516	93,526
Consolidated-Tomoka Land Company	1,244	77,041
Forestar Group Incorproated †	3,144	77,657
FRP Holdings Incorporated †	2,247	117,406
Griffin Industrial Realty Incorporated	1,272	46,250
HFF Incorporated Class A	11,943	545,317
Kennedy Wilson Holdings Incorporated	30,126	492,560
Marcus & Millichap Incorporated †	5,237	163,918
Maui Land & Pineapple Company Incorporated †	2,235	24,809

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Real Estate Management & Development (continued)
Re/max Holdings Incorporated Class A	5,729	$316,814
Redfin Corporation †	3,308	68,112
Stratus Properties Incorporated	1,922	57,083
The RMR Group Incorporated Class A	2,253	141,488
The St. Joe Company †	14,084	247,878

		2,469,859

Telecommunication Services : 0.99%

Diversified Telecommunication Services : 0.74%
Alaska Communications Systems Group Incorporated †	16,271	34,332
ATN International Incorporated	3,530	211,447
Cincinnati Bell Incorporated †	13,819	223,177
Cogent Communications Group Incorporated	13,827	592,487
Consolidated Communications Holdings Incorporated	23,342	269,834
Frontier Communications Corporation	25,520	179,406
GCI Liberty Incorporated †	7,635	293,566
Hawaiian Telcom Holdco Incorporated †	1,853	52,199
IDT Corporation Class B	5,691	68,747
Intelsat SA †	13,220	63,985
Iradium Communications Incorporated †	27,076	316,789
Ooma Incorporated †	5,705	60,758
ORBCOMM Incorporated †	22,215	231,036
Vonage Holdings Corporation †	67,560	685,734
Windstream Holdings Incorporated	59,106	93,387

		3,376,884

Wireless Telecommunication Services : 0.25%
Boingo Wireless Incorporated †	12,787	338,472
Shenandoah Telecommunications Company	15,251	500,233
Spok Holdings Incorporated	6,787	105,538
United States Cellular Corporation †	4,564	176,125

		1,120,368

Utilities : 1.82%

Electric Utilities : 0.60%
Avangrid Incorporated	18,201	883,113
El Paso Electric Company	13,232	643,075
Genie Energy Limited Class B	5,363	23,865
MGE Energy Incorporated	11,638	610,995
Otter Tail Corporation	13,061	519,828
Spark Energy Incorporated Class A	3,989	37,098

		2,717,974

Gas Utilities : 0.34%
Chesapeake Utilities Corporation	5,155	343,581
Northwest Natural Gas Company	9,288	484,369
RGC Resources Incorporated	2,177	54,316
South Jersey Industries Incorporated	26,035	682,377

		1,564,643

Independent Power & Renewable Electricity Producers : 0.36%
8point3 Energy Partners LP	9,420	114,453
Dynegy Incorporated †	36,695	448,780
NRG Yield Incorporated Class C	21,823	341,530

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — February 28, 2018

Security name			Shares	Value

Independent Power & Renewable Electricity Producers (continued)
Ormat Technologies Incorporated			11,922	$746,079

				1,650,842

Multi-Utilities : 0.04%
Unitil Corporation			4,624	194,393

Water Utilities : 0.48%
American States Water Company			11,932	633,828
Aquaventure Holdings Limited †			3,512	45,129
Artesian Resources Corporation Class A			2,728	90,270
California Water Service Group			15,643	593,652
Connecticut Water Service Incorporated			3,792	195,781
Middlesex Water Company			5,296	187,690
SJW Corporation			5,522	292,335
York Water Company			4,445	124,905

				2,163,590

Total Common Stocks (Cost $424,589,271)				440,559,452

		Yield

Short-Term Investments : 3.11%

Investment Companies : 3.11%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.29%	14,195,316	$14,195,316

Total Short-Term Investments (Cost $14,195,316)				14,195,316

Total investments in securities (Cost $438,784,587)	99.62%			454,754,768
Other assets and liabilities, net	0.38			1,755,786

Total net assets	100.00%			$456,510,554

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Russell 2000 Index	204	3-16-2018	$15,959,978	$15,414,240	$0	$(545,738)

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Factor Enhanced Small Cap Portfolio

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	667,171,152	652,975,836	14,195,316	$0	$0	$102,588	$14,195,316	3.11%

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 81.66%

Consumer Discretionary : 18.71%

Auto Components : 1.34%
American Axle & Manufacturing Incorporated	6.50%	4-1-2027	$300,000	$309,750
Dana Incorporated	6.00	9-15-2023	300,000	310,500
Goodyear Tire & Rubber Company	5.13	11-15-2023	600,000	614,250
ZF North America Capital Incorporated 144A	4.75	4-29-2025	500,000	514,375

				1,748,875

Automobiles : 0.15%
Tesla Incorporated 144A	5.30	8-15-2025	200,000	190,500

Distributors : 0.31%
Ahern Rentals Incorporated 144A	7.38	5-15-2023	200,000	194,000
American Tire Distributors Holdings Incorporated 144A	10.25	3-1-2022	200,000	208,274

				402,274

Diversified Consumer Services : 0.69%
APX Group Incorporated	7.88	12-1-2022	200,000	210,750
Cengage Learning Incorporated 144A	9.50	6-15-2024	200,000	170,000
Laureate Education Incorporated 144A	8.25	5-1-2025	200,000	213,000
Service Corporation International	5.38	5-15-2024	300,000	309,345

				903,095

Hotels, Restaurants & Leisure : 4.11%
24 Hour Fitness Worldwide Incorporated 144A	8.00	6-1-2022	200,000	199,000
Boyd Gaming Corporation	6.88	5-15-2023	200,000	211,000
Caesars Resort Collection LLC 144A	5.25	10-15-2025	400,000	391,000
Carlson Travel Incorporated 144A	6.75	12-15-2023	300,000	303,750
ClubCorp Holdings Incorporated 144A	8.50	9-15-2025	200,000	195,875
Diamond Resorts International Incorporated 144A	7.75	9-1-2023	300,000	323,625
Eldorado Resorts Incorporated	6.00	4-1-2025	200,000	206,000
Golden Nugget Incorporated 144A	6.75	10-15-2024	300,000	307,500
Golden Nugget Incorporated 144A	8.75	10-1-2025	200,000	210,500
Hilton Worldwide Finance LLC	4.88	4-1-2027	300,000	300,000
Jack Ohio Finance LLC 144A	6.75	11-15-2021	200,000	208,394
KFC Holding Company 144A	5.00	6-1-2024	300,000	303,000
KFC Holding Company 144A	5.25	6-1-2026	200,000	202,500
MGM Resorts International Company	4.63	9-1-2026	600,000	586,494
Mohegan Gaming & EntertainmentCompany 144A	7.88	10-15-2024	300,000	309,750
Scientific Games International Incorporated 144A	7.00	1-1-2022	67,000	70,518
Scientific Games International Incorporated	10.00	12-1-2022	400,000	433,800
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	199,518
Wynn Las Vegas LLC 144A	5.50	3-1-2025	400,000	405,500

				5,367,724

Household Durables : 1.83%
K Hovnanian Enterprises Incorporated 144A	10.50	7-15-2024	300,000	328,313
Lennar Corporation	4.50	6-15-2019	300,000	303,750
Lennar Corporation	4.88	12-15-2023	200,000	202,750
Lennar Corporation 144A	5.00	6-15-2027	200,000	199,520
Lennar Corporation 144A	8.38	1-15-2021	200,000	223,100
Pulte Group Incorporated	4.25	3-1-2021	200,000	203,500
Pulte Group Incorporated	5.00	1-15-2027	200,000	198,750
Pulte Group Incorporated	6.38	5-15-2033	200,000	213,500
Toll Brothers Finance Corporation	5.88	2-15-2022	300,000	319,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Household Durables (continued)
William Lyon Homes Incorporated	5.88%	1-31-2025	$200,000	$199,500

				2,392,183

Household Products : 0.16%
Avon International Operations Incorporated 144A	7.88	8-15-2022	200,000	206,000

Internet & Direct Marketing Retail : 0.62%
Netflix Incorporated 144A	4.88	4-15-2028	500,000	491,250
Netflix Incorporated	5.38	2-1-2021	300,000	311,625

				802,875

Leisure Products : 0.14%
Mattel Incorporated	5.45	11-1-2041	200,000	177,000

Media : 6.90%
Altice US Finance I Corporation 144A	5.38	7-15-2023	400,000	406,500
AMC Entertainment Holdings Incorporated	5.75	6-15-2025	200,000	194,500
AMC Entertainment Holdings Incorporated	5.88	11-15-2026	300,000	290,250
AMC Networks Incorporated	4.75	8-1-2025	300,000	290,625
CCO Holdings LLC 144A	5.50	5-1-2026	200,000	200,000
CCO Holdings LLC 144A	5.88	5-1-2027	500,000	508,125
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	200,000	199,250
Cinemark USA Incorporated	4.88	6-1-2023	300,000	298,125
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	400,000	411,000
Clear Channel Worldwide Holdings Incorporated	7.63	3-15-2020	400,000	399,500
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	197,000
CSC Holdings LLC 144A	10.13	1-15-2023	200,000	223,020
DISH DBS Corporation	5.00	3-15-2023	300,000	275,625
DISH DBS Corporation	5.88	11-15-2024	600,000	561,000
Gray Television Incorporated 144A	5.88	7-15-2026	300,000	297,375
iHeart Communications Incorporated	11.25	3-1-2021	200,000	159,000
Lamar Media Corporation	5.00	5-1-2023	200,000	204,000
McGraw-Hill Global Education Holdings LLC 144A	7.88	5-15-2024	200,000	193,500
Meredith Corporation 144A	6.88	2-1-2026	300,000	309,375
Neptune Finco Corporation 144A	10.88	10-15-2025	400,000	472,000
Nielsen Finance LLC 144A	5.00	4-15-2022	400,000	404,950
Outfront Media Capital Corporation	5.63	2-15-2024	300,000	303,375
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	200,000	203,000
Sinclair Television Group Incorporated	6.13	10-1-2022	200,000	206,250
Sirius XM Radio Incorporated 144A	5.38	4-15-2025	300,000	304,875
Sirius XM Radio Incorporated 144A	5.38	7-15-2026	200,000	202,500
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	200,000	209,500
TEGNA Incorporated	6.38	10-15-2023	300,000	312,750
Univision Communications Incorporated 144A	5.13	5-15-2023	600,000	564,564
Viacom Incorporated (3 Month LIBOR +3.90%) ±	6.25	2-28-2057	200,000	205,540

				9,007,074

Multiline Retail : 0.80%
Dollar Tree Incorporated	5.75	3-1-2023	400,000	416,000
JC Penney Corporation Incorporated	5.65	6-1-2020	400,000	398,000
Neiman Marcus Group Limited 144A	8.00	10-15-2021	200,000	121,000
Neiman Marcus Group Limited (PIK at 9.50%) 144A¥	8.75	10-15-2021	200,000	113,000

				1,048,000

Specialty Retail : 1.51%
Group 1 Automotive Incorporated	5.00	6-1-2022	100,000	102,000
L Brands Incorporated	6.75	7-1-2036	200,000	196,000
L Brands Incorporated	6.88	11-1-2035	200,000	199,690
L Brands Incorporated	7.00	5-1-2020	300,000	321,188
New Albertsons Incorporated	7.45	8-1-2029	200,000	166,000

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail (continued)
Penske Auto Group Incorporated	5.75%	10-1-2022	$300,000	$308,250
PetSmart Incorporated 144A	5.88	6-1-2025	200,000	156,000
PetSmart Incorporated 144A	7.13	3-15-2023	200,000	127,480
Sally Holdings LLC	5.63	12-1-2025	200,000	201,000
Staples Incorporated 144A	8.50	9-15-2025	200,000	192,000

				1,969,608

Textiles, Apparel & Luxury Goods : 0.15%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	198,000

Consumer Staples : 4.33%

Beverages : 0.15%
Cott Beverages Incorporated 144A	5.50	4-1-2025	200,000	199,220

Food & Staples Retailing : 1.41%
Albertsons Companies LLC	5.75	3-15-2025	300,000	261,000
Aramark Services Incorporated	4.75	6-1-2026	300,000	295,875
Aramark Services Incorporated 144A	5.00	4-1-2025	200,000	201,500
Fresh Market Incorporated 144A	9.75	5-1-2023	300,000	203,250
Rite Aid Corporation 144A	6.13	4-1-2023	400,000	403,000
Rite Aid Corporation	6.75	6-15-2021	300,000	305,580
Safeway Incorporated	7.25	2-1-2031	200,000	167,000

				1,837,205

Food Products : 1.51%
B&G Foods Incorporated	4.63	6-1-2021	200,000	200,750
JBS USA Finance Incorporated 144A	5.75	6-15-2025	200,000	191,000
JBS USA Finance Incorporated 144A	7.25	6-1-2021	400,000	405,000
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	200,000	202,000
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	200,000
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	200,000	199,000
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	200,000	194,500
Post Holdings Incorporated 144A	5.00	8-15-2026	400,000	380,000

				1,972,250

Household Products : 0.77%
Energizer Holdings Incorporated 144A	5.50	6-15-2025	300,000	300,000
HRG Group Incorporated	7.75	1-15-2022	200,000	208,625
Kronos Acquisition Holding Company 144A	9.00	8-15-2023	300,000	291,000
Spectrum Brands Incorporated	5.75	7-15-2025	200,000	206,000

				1,005,625

Personal Products : 0.49%
Avon Products Incorporated	6.60	3-15-2020	300,000	301,500
First Quality Finance Company 144A	4.63	5-15-2021	200,000	199,000
Revlon Consumer Products Corporation	6.25	8-1-2024	200,000	137,500

				638,000

Energy : 14.32%

Energy Equipment & Services : 0.90%
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	247,500
Hilcorp Energy Company 144A	5.75	10-1-2025	200,000	203,500
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	200,000	118,000
NGPL PipeCo LLC 144A	4.88	8-15-2027	200,000	201,750
SESI LLC	7.13	12-15-2021	200,000	204,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Energy Equipment & Services (continued)
Unit Corporation	6.63%	5-15-2021	$200,000	$198,500

				1,173,250

Oil, Gas & Consumable Fuels : 13.42%
Antero Resources Corporation	5.13	12-1-2022	200,000	201,750
Antero Resources Corporation	5.63	6-1-2023	200,000	205,000
Ascent Resources Utica Holdings LLC 144A	10.00	4-1-2022	300,000	319,500
Bill Barrett Corporation	7.00	10-15-2022	200,000	200,000
California Resources Corporation 144A	8.00	12-15-2022	400,000	316,500
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	200,000	200,500
Cheniere Corpus Christi Holdings LLC	5.88	3-31-2025	300,000	317,250
Cheniere Energy Incorporated 144A	5.25	10-1-2025	400,000	404,000
Chesapeake Energy Corporation	4.88	4-15-2022	200,000	187,500
Chesapeake Energy Corporation	6.63	8-15-2020	300,000	308,910
Chesapeake Energy Corporation 144A	8.00	6-15-2027	300,000	292,272
Comstock Resources Incorporated	10.00	3-15-2020	200,000	207,000
CONSOL Energy Incorporated	8.00	4-1-2023	200,000	211,750
Continental Resources Incorporated 144A	4.38	1-15-2028	300,000	291,563
Continental Resources Incorporated	5.00	9-15-2022	400,000	406,000
Crestwood Midstream Partners LP	6.25	4-1-2023	200,000	206,000
CrownRock LP 144A	5.63	10-15-2025	200,000	196,000
DCP Midstream Operating LP	3.88	3-15-2023	200,000	195,000
DCP Midstream Operating LP 144A	4.75	9-30-2021	200,000	203,500
DCP Midstream Operating LP 144A	5.35	3-15-2020	200,000	205,000
DCP Midstream Operating LP (3 Month LIBOR +3.85%) 144A±	5.85	5-21-2043	200,000	189,500
Denbury Resources Incorporated 144A	9.00	5-15-2021	200,000	204,500
Diamondback Energy Incorporated	4.75	11-1-2024	200,000	197,500
Energy Transfer Equity LP	4.25	3-15-2023	200,000	196,188
Energy Transfer Equity LP	5.88	1-15-2024	200,000	212,000
EP Energy Corporation 144A	8.00	2-15-2025	200,000	141,770
EP Energy Corporation 144A	9.38	5-1-2024	200,000	149,806
Genesis Energy LP	6.75	8-1-2022	400,000	411,900
Global Marine Incorporated	7.00	6-1-2028	200,000	199,500
Gulfport Energy Corporation	6.00	10-15-2024	300,000	294,750
Jonah Energy LLC 144A	7.25	10-15-2025	200,000	190,000
Laredo Petroleum Incorporated	5.63	1-15-2022	400,000	396,000
Matador Resources Company	6.88	4-15-2023	200,000	209,000
Murphy Oil Corporation	5.75	8-15-2025	200,000	199,000
Murphy Oil Corporation	6.88	8-15-2024	200,000	210,276
Nabors Industries Incorporated	5.00	9-15-2020	200,000	200,500
Nabors Industries Incorporated	5.10	9-15-2023	200,000	193,000
Newfield Exploration Company	5.63	7-1-2024	200,000	210,500
Newfield Exploration Company	5.75	1-30-2022	200,000	211,000
NGL Energy Partners LP	6.13	3-1-2025	200,000	193,500
Nustar Logistics LP Company	6.75	2-1-2021	200,000	211,500
Oasis Petroleum Incorporated	6.50	11-1-2021	200,000	203,500
Oasis Petroleum Incorporated	6.88	3-15-2022	200,000	204,875
Parsley Energy LLC 144A	5.38	1-15-2025	300,000	297,000
PBF Holding Company LLC	7.00	11-15-2023	200,000	208,000
PDC Energy Incorporated 144A	5.75	5-15-2026	200,000	197,440
Pride International LLC Company	7.88	8-15-2040	200,000	174,000
QEP Resources Incorporated	5.25	5-1-2023	400,000	397,000
Range Resources Corporation	5.00	3-15-2023	200,000	195,500
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	200,000	207,750
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	100,000	117,250
Rowan Companies Incorporated	4.88	6-1-2022	600,000	558,000
RSP Permian Incorporated	5.25	1-15-2025	200,000	202,500
Sable Permian Resources LLC 144A	7.13	11-1-2020	200,000	156,000
Sanchez Energy Corporation	6.13	1-15-2023	500,000	375,000
SemGroup Corporation 144A	7.25	3-15-2026	200,000	205,000
SM Energy Company	6.50	11-15-2021	200,000	204,500
Southwestern Energy Company	4.10	3-15-2022	200,000	187,500
Southwestern Energy Company	6.70	1-23-2025	200,000	196,000
Southwestern Energy Company	7.75	10-1-2027	200,000	204,000

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Suburban Propane Partners LP	5.50%	6-1-2024	$200,000	$195,000
Sunoco LP 144A	5.50	2-15-2026	300,000	300,000
Tallgrass Energy Partner LP 144A	5.50	1-15-2028	200,000	201,000
Targa Resources Partners LP	4.25	11-15-2023	400,000	390,000
Targa Resources Partners LP	5.13	2-1-2025	200,000	199,250
Targa Resources Partners LP	5.25	5-1-2023	200,000	202,876
Ultra Resources Incorporated 144A	6.88	4-15-2022	300,000	270,000
Vine Oil & Gas LP 144A	8.75	4-15-2023	200,000	193,000
Whiting Petroleum Corporation	5.75	3-15-2021	200,000	204,500
Williams Companies Incorporated	3.70	1-15-2023	500,000	485,625
Williams Companies Incorporated	8.75	3-15-2032	200,000	263,000
WPX Energy Incorporated	6.00	1-15-2022	400,000	415,000

				17,506,751

Financials : 6.89%

Banks : 0.32%
CIT Group Incorporated	5.00	8-15-2022	200,000	206,250
CIT Group Incorporated	5.00	8-1-2023	200,000	206,000

				412,250

Capital Markets : 0.68%
BCD Acquisition Incorporated 144A	9.63	9-15-2023	300,000	325,875
Blue Cube Spinco Incorporated	10.00	10-15-2025	300,000	357,750
MSCI Incorporated 144A	5.25	11-15-2024	200,000	204,360

				887,985

Consumer Finance : 2.73%
Ally Financial Incorporated	4.63	3-30-2025	200,000	201,000
Ally Financial Incorporated	5.13	9-30-2024	300,000	311,250
Ally Financial Incorporated	5.75	11-20-2025	400,000	417,000
Navient Corporation	4.88	6-17-2019	200,000	202,250
Navient Corporation	5.00	10-26-2020	400,000	402,500
Navient Corporation	5.88	3-25-2021	200,000	206,000
Navient Corporation	6.75	6-25-2025	200,000	205,310
Opal Acquisition Incorporated 144A	10.00	10-1-2024	200,000	179,000
Quicken Loans Incorporated 144A	5.25	1-15-2028	400,000	386,000
SLM Corporation	5.50	1-25-2023	200,000	198,000
Springleaf Finance Corporation	6.00	6-1-2020	300,000	310,125
Springleaf Finance Corporation	8.25	12-15-2020	300,000	327,000
Springleaf Finance Corporation	8.25	10-1-2023	200,000	220,000

				3,565,435

Diversified Financial Services : 2.08%
Beacon Escrow Corporation 144A	4.88	11-1-2025	200,000	195,060
GLP Financing II Incorporated	5.38	4-15-2026	400,000	413,500
Harland Clarke Holdings 144A	9.25	3-1-2021	400,000	414,000
Hilton Domestic Operating Company	4.25	9-1-2024	200,000	196,500
Jefferies Finance LLC 144A	7.25	8-15-2024	200,000	202,000
Jefferies Finance LLC 144A	7.50	4-15-2021	300,000	308,250
Prime Services Company 144A	9.25	5-15-2023	243,000	264,566
Starwood Property Trust 144A	4.75	3-15-2025	300,000	290,487
Transocean Incorporated 144A	9.00	7-15-2023	400,000	431,000

				2,715,363

Insurance : 0.92%
Alliant Holdings International LLC 144A	8.25	8-1-2023	200,000	208,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Genworth Holdings Incorporated	7.20%	2-15-2021	$200,000	$195,500
Genworth Holdings Incorporated	7.63	9-24-2021	400,000	392,400
HUB International Limited 144A	7.88	10-1-2021	200,000	206,250
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	200,000	202,500

				1,204,650

Thrifts & Mortgage Finance : 0.16%
Ladder Capital Finance LLC 144A	5.25	3-15-2022	200,000	201,500

Health Care : 7.27%

Health Care Equipment & Supplies : 0.85%
Hologic Incorporated 144A	4.38	10-15-2025	200,000	195,250
Kinetic Concepts Incorporated 144A	12.50	11-1-2021	200,000	225,500
Ortho Clinical Diagnostics 144A	6.63	5-15-2022	500,000	496,250
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	200,000	188,000

				1,105,000

Health Care Providers & Services : 5.98%
Centene Corporation	4.75	5-15-2022	400,000	406,750
Centene Corporation	6.13	2-15-2024	200,000	210,000
Community Health Systems Incorporated	6.25	3-31-2023	400,000	364,000
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	200,000	196,000
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	300,000	297,938
Encompass Health Corporation	5.75	11-1-2024	400,000	405,500
Envision Healthcare Corporation	5.63	7-15-2022	600,000	612,000
HCA Incorporated	5.50	6-15-2047	200,000	197,500
HCA Incorporated	6.50	2-15-2020	200,000	211,274
HCA Incorporated	7.50	2-15-2022	500,000	553,125
Jaguar Holding Company II 144A	6.38	8-1-2023	200,000	201,000
Kindred Healthcare Incorporated	6.38	4-15-2022	300,000	303,750
Kindred Healthcare Incorporated	8.75	1-15-2023	200,000	214,000
Lifepoint Health Incorporated	5.38	5-1-2024	200,000	195,500
Lifepoint Health Incorporated	5.50	12-1-2021	200,000	201,500
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	300,000	315,750
MPT Operating Partnership LP	5.00	10-15-2027	200,000	195,400
MPT Operating Partnership LP	6.38	3-1-2024	300,000	315,750
Polaris Intermediate Corporation 144A	8.50	12-1-2022	300,000	305,438
RegionalCare Hospital Partners 144A	8.25	5-1-2023	200,000	210,000
Team Health Holdings Incorporated 144A	6.38	2-1-2025	300,000	274,500
Tenet Healthcare Corporation 144A	4.63	7-15-2024	700,000	669,813
Tenet Healthcare Corporation 144A	7.00	8-1-2025	200,000	199,500
Tenet Healthcare Corporation 144A	7.50	1-1-2022	200,000	211,250
Tenet Healthcare Corporation	8.13	4-1-2022	300,000	315,750
Vizient Incorporated 144A	10.38	3-1-2024	200,000	224,000

				7,806,988

Health Care Technology : 0.16%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	200,000	205,500

Pharmaceuticals : 0.28%
Endo Finance LLC 144A	5.38	1-15-2023	500,000	371,250

Industrials : 7.42%

Aerospace & Defense : 1.77%
Alcoa Incorporated	6.15	8-15-2020	200,000	211,716
Alcoa Incorporated	6.75	1-15-2028	500,000	570,000
KLX Incorporated 144A	5.88	12-1-2022	200,000	206,000
Orbital ATK Incorporated	5.50	10-1-2023	200,000	209,500
TransDigm Group Incorporated	6.00	7-15-2022	300,000	307,125

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
TransDigm Group Incorporated	6.38%	6-15-2026	$200,000	$204,500
TransDigm Group Incorporated	6.50	7-15-2024	200,000	206,250
Triumph Group Incorporated	5.25	6-1-2022	200,000	193,500
Triumph Group Incorporated	7.75	8-15-2025	200,000	206,750

				2,315,341

Air Freight & Logistics : 0.32%
XPO Logistics Incorporated 144A	6.13	9-1-2023	400,000	415,000

Airlines : 0.16%
American Airlines Group, Incorporated 144A	5.50	10-1-2019	200,000	204,000

Commercial Services & Supplies : 1.04%
ADT Corporation	3.50	7-15-2022	200,000	191,000
ADT Corporation 144A	4.88	7-15-2032	200,000	182,000
ADT Corporation	6.25	10-15-2021	200,000	213,499
APTIM Corporation 144A	7.75	6-15-2025	200,000	182,000
Covanta Holding Corporation	5.88	3-1-2024	200,000	200,500
West Corp Company 144A	8.50	10-15-2025	400,000	388,000

				1,356,999

Construction & Engineering : 0.79%
AECOM	5.88	10-15-2024	300,000	312,750
United Rentals North America Incorporated	5.50	7-15-2025	500,000	515,000
United Rentals North America Incorporated	5.50	5-15-2027	200,000	204,700

				1,032,450

Electrical Equipment : 0.16%
Vertiv Group Corporation 144A	9.25	10-15-2024	200,000	211,000

Machinery : 0.64%
BlueLine Rental Finance Corporation 144A	9.25	3-15-2024	300,000	324,750
Gates Global LLC 144A	6.00	7-15-2022	95,000	96,727
Navistar International Corporation 144A	6.63	11-1-2025	200,000	206,000
Xerium Technologies Incorporated	9.50	8-15-2021	200,000	201,500

				828,977

Metals & Mining : 0.16%
AK Steel Corporation	7.63	10-1-2021	200,000	206,500

Professional Services : 0.54%
Brand Industrial Services Incorporated 144A	8.50	7-15-2025	200,000	206,500
CyrusOne LP	5.38	3-15-2027	300,000	300,750
Exela Technologies Incorporated 144A	10.00	7-15-2023	200,000	199,250

				706,500

Road & Rail : 0.91%
Avis Budget Car Rental LLC 144A	5.13	6-1-2022	400,000	399,000
Hertz Corporation	6.25	10-15-2022	200,000	189,438
Hertz Corporation	7.38	1-15-2021	600,000	597,000

				1,185,438

Trading Companies & Distributors : 0.93%
Aircastle Limited	4.13	5-1-2024	200,000	197,250
Aircastle Limited	7.63	4-15-2020	200,000	215,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Trading Companies & Distributors (continued)
Ashtead Capital Incorporated 144A	4.38%	8-15-2027	$200,000	$193,000
H&E Equipment Services Company 144A	5.63	9-1-2025	200,000	204,500
HD Supply Incorporated 144A	5.75	4-15-2024	300,000	314,625
Herc Rentals Incorporated 144A	7.50	6-1-2022	89,000	95,230

				1,219,605

Information Technology : 5.30%

Communications Equipment : 0.52%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	500,000	487,500
Riverbed Technology Incorporated 144A	8.88	3-1-2023	200,000	187,500

				675,000

Electronic Equipment, Instruments & Components : 0.16%
Anixter International Incorporated	5.13	10-1-2021	200,000	205,500

Internet Software & Services : 1.41%
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	400,000	407,000
Rackspace Hosting Company 144A	8.63	11-15-2024	300,000	312,750
Sabre GLBL Incorporated 144A	5.38	4-15-2023	200,000	201,500
Verisign Incorporated	5.25	4-1-2025	300,000	308,250
Zayo Group LLC 144A	5.75	1-15-2027	200,000	201,000
Zayo Group LLC	6.00	4-1-2023	200,000	207,750
Zayo Group LLC	6.38	5-15-2025	200,000	209,250

				1,847,500

IT Services : 0.74%
Alliance Data Systems Company 144A	5.88	11-1-2021	200,000	204,500
Conduent Business Services LLC 144A	10.50	12-15-2024	200,000	235,440
First Data Corporation 144A	7.00	12-1-2023	500,000	525,625

				965,565

Semiconductors & Semiconductor Equipment : 0.24%
Micron Technology Incorporated	5.50	2-1-2025	300,000	311,250

Software : 0.94%
BMC Software Finance Incorporated 144A	8.13	7-15-2021	500,000	501,875
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	100,000	100,125
Solera Finance Incorporated 144A	10.50	3-1-2024	200,000	224,560
Symantec Corporation 144A	5.00	4-15-2025	200,000	204,021
Veritas US Incorporated 144A	10.50	2-1-2024	200,000	191,000

				1,221,581

Technology Hardware, Storage & Peripherals : 1.29%
CDW Finance Corporation	5.00	9-1-2023	200,000	203,000
Dell International LLC 144A	5.88	6-15-2021	200,000	204,500
Dell International LLC 144A	7.13	6-15-2024	200,000	215,980
EMC Corporation	3.38	6-1-2023	600,000	552,641
NCR Corporation	5.00	7-15-2022	300,000	300,750
NCR Corporation	6.38	12-15-2023	200,000	208,000

				1,684,871

Materials : 8.14%

Chemicals : 2.69%
Avantor Incorporated 144A	6.00	10-1-2024	600,000	600,000
Avantor Incorporated 144A	9.00	10-1-2025	200,000	200,500

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Calumet Specialty Products Partners LP	7.63%	1-15-2022	$400,000	$398,000
CF Industries Incorporated	3.45	6-1-2023	200,000	193,750
CF Industries Incorporated	4.95	6-1-2043	200,000	182,000
Chemours Company	6.63	5-15-2023	200,000	210,250
Chemours Company	7.00	5-15-2025	200,000	215,500
CVR Partners LP 144A	9.25	6-15-2023	200,000	212,000
Hexion Incorporated	6.63	4-15-2020	400,000	372,000
Huntsman International LLC	4.88	11-15-2020	200,000	204,556
Platform Specialty Products 144A	6.50	2-1-2022	300,000	307,875
Signode Industrial Group LLC 144A	6.38	5-1-2022	200,000	207,000
TPC Group Incorporated 144A	8.75	12-15-2020	200,000	201,000

				3,504,431

Construction Materials : 0.69%
Standard Industries Incorporated 144A	5.00	2-15-2027	500,000	495,625
Standard Industries Incorporated 144A	5.50	2-15-2023	200,000	205,500
Summit Materials LLC	6.13	7-15-2023	200,000	206,000

				907,125

Containers & Packaging : 2.45%
Ball Corporation	4.00	11-15-2023	200,000	198,000
Ball Corporation	5.25	7-1-2025	200,000	210,000
Berry Plastics Corporation	6.00	10-15-2022	300,000	312,375
BWAY Holding Company 144A	5.50	4-15-2024	300,000	306,750
BWAY Holding Company 144A	7.25	4-15-2025	300,000	309,750
Crown Americas Capital Corporation IV	4.50	1-15-2023	200,000	202,000
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	200,000	202,500
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	200,000	204,000
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	200,000	208,500
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	200,000	203,970
Reynolds Group Issuer Incorporated 144A	7.00	7-15-2024	400,000	421,250
Sealed Air Corporation 144A	5.25	4-1-2023	200,000	204,500
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	209,250

				3,192,845

Metals & Mining : 2.15%
Aleris International Incorporated	7.88	11-1-2020	200,000	200,000
Big River Steel LLC 144A	7.25	9-1-2025	200,000	211,500
Cleveland Cliffs Incorporated 144A	5.75	3-1-2025	400,000	388,250
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	600,000	583,500
Freeport-McMoRan Copper & Gold Incorporated	6.88	2-15-2023	300,000	323,250
Joseph T Ryerson & Son Incorporated 144A	11.00	5-15-2022	200,000	222,670
Novelis Corporation 144A	6.25	8-15-2024	300,000	306,750
Steel Dynamics Incorporated	4.13	9-15-2025	200,000	193,500
United States Steel Corporation	6.88	8-15-2025	200,000	210,000
United States Steel Corporation 144A	8.38	7-1-2021	159,000	170,528

				2,809,948

Paper & Forest Products : 0.16%
Resolute Forest Products Company	5.88	5-15-2023	200,000	206,000

Real Estate : 2.40%

Equity REITs : 1.85%
CBL & Associates LP	5.95	12-15-2026	300,000	257,372
Equinix Incorporated	5.38	4-1-2023	300,000	307,875
ESH Hospitality Incorporated 144A	5.25	5-1-2025	200,000	199,500
Iron Mountain Incorporated	5.75	8-15-2024	600,000	597,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
Istar Incorporated	5.25%	9-15-2022	$200,000	$195,750
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	285,750
Uniti Group Incorporated 144A	6.00	4-15-2023	400,000	387,000
Uniti Group Incorporated	8.25	10-15-2023	200,000	186,500

				2,416,747

Real Estate Management & Development : 0.55%
Icahn Enterprises Company	6.75	2-1-2024	700,000	714,000

Telecommunication Services : 3.42%

Diversified Telecommunication Services : 1.91%
CenturyLink Incorporated	5.63	4-1-2025	300,000	271,500
CenturyLink Incorporated	6.45	6-15-2021	200,000	204,500
Cincinnati Bell Incorporated 144A	7.00	7-15-2024	200,000	189,800
Embarq Corporation	8.00	6-1-2036	200,000	189,250
Frontier Communications Corporation	8.75	4-15-2022	300,000	236,250
Hughes Satellite Systems Company	7.63	6-15-2021	600,000	645,750
Level 3 Financing Incorporated	5.38	1-15-2024	200,000	199,000
Level 3 Financing Incorporated	5.38	5-1-2025	200,000	198,500
Qwest Capital Funding	6.88	7-15-2028	200,000	182,000
Windstream Services Finance Company 144A	6.38	8-1-2023	324,000	181,440

				2,497,990

Wireless Telecommunication Services : 1.51%
SBA Communications Corporation	4.88	7-15-2022	200,000	202,500
Sprint Capital Corporation	8.75	3-15-2032	200,000	218,490
Sprint Communications Incorporated	7.00	8-15-2020	200,000	209,250
Sprint Corporation	7.13	6-15-2024	200,000	196,875
Sprint Corporation	7.25	9-15-2021	500,000	521,875
T-Mobile USA Incorporated	5.13	4-15-2025	200,000	202,000
T-Mobile USA Incorporated	5.38	4-15-2027	200,000	204,500
T-Mobile USA Incorporated	6.50	1-15-2024	200,000	209,500

				1,964,990

Utilities : 3.46%

Electric Utilities : 0.59%
FirstEnergy Solutions Company	6.05	8-15-2021	200,000	72,000
Foresight Energy Finance Corporation 144A	11.50	4-1-2023	200,000	167,000
NextEra Energy Incorporated 144A	4.25	9-15-2024	200,000	197,250
Talen Energy Supply LLC	4.60	12-15-2021	200,000	182,500
Talen Energy Supply LLC	6.50	6-1-2025	200,000	154,500

				773,250

Electrical Equipment : 0.16%
Wesco Distribution Incorporated	5.38	12-15-2021	200,000	203,750

Gas Utilities : 0.58%
AmeriGas Partners LP	5.50	5-20-2025	300,000	297,750
Ferrellgas LP	6.75	6-15-2023	500,000	455,000

				752,750

Independent Power & Renewable Electricity Producers : 2.13%
AES Corporation	5.50	3-15-2024	600,000	612,750
Calpine Corporation 144A	5.25	6-1-2026	200,000	194,000
Calpine Corporation	5.75	1-15-2025	200,000	187,500
Calpine Corporation 144A	6.00	1-15-2022	300,000	308,625

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Independent Power & Renewable Electricity Producers (continued)
Dynergy Incorporated	5.88%	6-1-2023	$500,000	$512,500
Dynergy Incorporated 144A	8.13	1-30-2026	300,000	328,500
NRG Energy Incorporated	6.25	5-1-2024	200,000	207,000
NWG Energy Incorporated	7.25	5-15-2026	400,000	426,960

				2,777,835

Total Corporate Bonds and Notes (Cost $109,741,359)				106,536,168

Yankee Corporate Bonds and Notes : 16.51%

Consumer Discretionary : 3.21%

Auto Components : 0.23%
IHO Verwaltungs GmbH 144A	4.50	9-15-2023	300,000	294,000

Automobiles : 0.53%
Fiat Chrysler Automobiles NV	5.25	4-15-2023	300,000	309,000
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	400,000	380,000

				689,000

Hotels, Restaurants & Leisure : 0.40%
International Game Technology plc 144A	5.63	2-15-2020	300,000	309,000
International Game Technology plc 144A	6.50	2-15-2025	200,000	214,500

				523,500

Household Durables : 0.24%
Brookfield Residential Properties Incorporated 144A	6.13	7-1-2022	300,000	309,750

Media : 1.81%
Altice Financing SA 144A	6.63	2-15-2023	100,000	99,875
Altice Finco SA 144A	8.13	1-15-2024	400,000	407,876
Altice Luxembourg SA 144A	7.75	5-15-2022	300,000	279,750
Altice SA 144A	7.63	2-15-2025	200,000	176,000
Unitymedia GmbH 144A	6.13	1-15-2025	300,000	314,610
UPC Holding BV 144A	5.50	1-15-2028	200,000	188,000
Videotron Limited	5.00	7-15-2022	400,000	412,000
Virgin Media Secured Finance plc 144A	5.25	1-15-2026	500,000	490,000

				2,368,111

Consumer Staples : 0.08%

Food & Staples Retailing : 0.08%
Tesco Place 144A	6.15	11-15-2037	100,000	105,339

Energy : 2.29%

Energy Equipment & Services : 0.68%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	200,000	214,500
Alcoa Nederland Holding Company BV 144A	7.00	9-30-2026	100,000	108,000
Noble Holding International Limited	8.70	4-1-2045	200,000	169,000
Precision Drilling Corporation	5.25	11-15-2024	200,000	190,500
Precision Drilling Corporation 144A	7.13	1-15-2026	200,000	201,750

				883,750

Oil, Gas & Consumable Fuels : 1.61%
Baytex Energy Corporation 144A	5.13	6-1-2021	200,000	188,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Jupiter Resources Incorporated 144A	8.50%	10-1-2022	$400,000	$189,000
MEG Energy Corporation 144A	6.38	1-30-2023	200,000	171,500
MEG Energy Corporation 144A	6.50	1-15-2025	300,000	294,375
Seven Generations Energy Company 144A	6.88	6-30-2023	400,000	416,000
Transocean Phoenix 2 Limited 144A	7.75	10-15-2024	270,000	290,756
Tullow Oil plc Company 144A	6.00	11-1-2020	200,000	202,000
Weatherford International Limited	7.00	3-15-2038	200,000	159,000
Weatherford International Limited	8.25	6-15-2023	200,000	194,000

				2,104,631

Financials : 2.25%

Banks : 0.88%
Credit Agricole SA (3 Month LIBOR +6.98%) 144A±	8.38	10-29-2049	200,000	215,250
Intesa Sanpaolo SpA 144A	5.02	6-26-2024	400,000	399,199
Royal Bank of Scotland Group plc	6.00	12-19-2023	500,000	533,841

				1,148,290

Capital Markets : 0.45%
Deutsche Bank AG (5 Year USD Swap +2.25%) ±	4.30	5-24-2028	200,000	194,107
Deutsche Bank AG	4.50	4-1-2025	400,000	391,868

				585,975

Diversified Financial Services : 0.92%
GW Honos Security Corporation 144A	8.75	5-15-2025	200,000	215,250
New Red Finance Incorporated 144A	5.00	10-15-2025	200,000	194,875
New Red Finance Incorporated 144A	4.63	1-15-2022	400,000	402,500
Park Aerospace Holdings Company 144A	4.50	3-15-2023	200,000	193,000
Park Aerospace Holdings Company 144A	5.25	8-15-2022	200,000	200,250

				1,205,875

Health Care : 1.13%

Pharmaceuticals : 1.13%
Mallinckrodt International Finance SA	4.75	4-15-2023	300,000	238,200
Mallinckrodt International Finance SA 144A	4.88	4-15-2020	300,000	290,250
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	600,000	569,250
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	200,000	177,750
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	200,000	201,000

				1,476,450

Industrials : 1.38%

Aerospace & Defense : 0.48%
Bombardier Incorporated 144A	6.00	10-15-2022	300,000	299,250
Bombardier Incorporated 144A	8.75	12-1-2021	300,000	328,875

				628,125

Electrical Equipment : 0.25%
Sensata Technologies BV 144A	5.63	11-1-2024	300,000	320,715

Marine : 0.13%
Navios Maritime Holdings Incorporated 144A	7.38	1-15-2022	200,000	163,375

Professional Services : 0.23%
IHS Markit Limited 144A	4.75	2-15-2025	300,000	306,750

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Trading Companies & Distributors : 0.15%
Noble Group Limited 144A	6.75%	1-29-2020	$400,000	$192,000

Transportation Infrastructure : 0.14%
Stena International SA 144A	5.75	3-1-2024	200,000	186,500

Information Technology : 0.64%

Communications Equipment : 0.17%
Nokia Corporation	6.63	5-15-2039	200,000	217,300

Semiconductors & Semiconductor Equipment : 0.31%
NXP BV 144A	4.63	6-15-2022	400,000	412,044

Software : 0.16%
Open Text Corporation 144A	5.63	1-15-2023	200,000	208,250

Materials : 2.63%

Containers & Packaging : 0.72%
Ardagh Packaging Finance plc 144A	4.63	5-15-2023	400,000	399,500
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	500,000	535,625

				935,125

Metals & Mining : 1.91%
ArcelorMittal SA	6.13	6-1-2025	200,000	220,310
ArcelorMittal SA	7.00	3-1-2041	400,000	486,040
Constellium NV Company 144A	5.75	5-15-2024	250,000	251,875
FMG Resources (August 2006) Pty Limited 144A	4.75	5-15-2022	200,000	199,850
Hudbay Minerals Incorporated 144A	7.63	1-15-2025	200,000	217,500
Kinross Gold Corporation	5.95	3-15-2024	200,000	214,040
New Gold Incorporated 144A	6.25	11-15-2022	200,000	205,500
Teck Resources Limited	3.75	2-1-2023	200,000	195,500
Teck Resources Limited	4.75	1-15-2022	300,000	304,500
Teck Resources Limited	5.40	2-1-2043	200,000	198,000

				2,493,115

Telecommunication Services : 2.90%

Diversified Telecommunication Services : 1.70%
SFR Group SA 144A	7.38	5-1-2026	500,000	482,650
Telecom Italia Capital SA	7.18	6-18-2019	100,000	105,044
Telecom Italia Capital SA	7.72	6-4-2038	300,000	367,500
Telecom Italia SpA 144A	5.30	5-30-2024	200,000	207,250
Virgin Media Finance plc 144A	6.00	10-15-2024	400,000	404,200
Wind Tre SpA 144A	5.00	1-20-2026	200,000	172,080
Ziggo Bond Finance BV 144A	5.88	1-15-2025	500,000	481,250

				2,219,974

Wireless Telecommunication Services : 1.20%
C&W Senior Financing Designated Activity 144A	6.88	9-15-2027	200,000	206,500
Inmarsat Finance plc 144A	4.88	5-15-2022	200,000	198,060
Intelsat Jackson Holdings SA	5.50	8-1-2023	200,000	166,000
Intelsat Jackson Holdings SA	7.25	10-15-2020	400,000	372,500
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	200,000	210,000
SoftBank Group Corporation 144A	4.50	4-15-2020	400,000	403,500

				1,556,560

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo High Yield Corporate Bond Portfolio

				Value

Total Yankee Corporate Bonds and Notes (Cost $22,131,937)				$21,534,504

		Yield	Shares
Short-Term Investments : 1.14%

Investment Companies : 1.14%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.29%	1,484,192	1,484,192

Total Short-Term Investments (Cost $1,484,192)				1,484,192

Total investments in securities (Cost $133,357,488)	99.31%			129,554,864
Other assets and liabilities, net	0.69			902,911

Total net assets	100.00%			$130,457,775

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	191,545,327	190,061,135	1,484,192	$0	$0	$21,738	$1,484,192	1.14%

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Government Bond Portfolio	Portfolio of investments — February 28, 2018

Security name		Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ : 97.11%
Australian Government Bond Series 139 (AUD)		3.25%	4-21-2025	470,000	$379,936
Belgium Bundesobligation Series 173 (EUR)		0.01	4-9-2021	100,000	123,395
Belgium Kingdom Series 61 144A (EUR)		4.25	9-28-2021	290,000	410,121
Canada (CAD)		0.75	3-1-2021	270,000	203,386
Canada (CAD)		0.75	9-1-2021	250,000	186,964
Czech Republic (CZK)		0.01	7-17-2019	670,000	31,825
Czech Republic (CZK)		5.00	4-11-2019	1,160,000	58,436
France Government Bond (EUR)		3.75	4-25-2021	570,000	783,584
Irish Treasury Bond Series 2019 (EUR)		4.40	6-18-2019	210,000	272,671
Italy Buoni Poliennali del Tesoro (EUR)		1.45	11-15-2024	120,000	146,646
Italy Buoni Poliennali del Tesoro (EUR)		3.75	8-1-2021	490,000	666,481
Japan (JPY)		0.10	6-15-2019	85,850,000	807,277
Japan (JPY)		0.20	3-20-2019	67,300,000	633,079
Japan (JPY)		1.40	12-20-2045	48,850,000	535,031
Japan (JPY)		1.50	3-20-2034	11,300,000	124,774
Korea (KRW)		2.00	3-10-2021	442,380,000	404,597
Malaysia (MYR)		4.05	9-30-2021	1,120,000	290,393
Mexico (MXN)		7.75	5-29-2031	7,520,000	398,851
Netherlands Government Bond 144A (EUR)		4.00	7-15-2019	290,000	376,348
New Zealand (NZD)		2.75	4-15-2025	140,000	101,128
Norway 144A (NOK)		3.75	5-25-2021	550,000	75,352
Poland (PLN)		3.25	7-25-2025	1,020,000	301,599
Republic of Austria 144A (EUR)		1.95	6-18-2019	320,000	403,061
Russia Government Bond (RUB)		7.75	9-16-2026	10,690,000	200,639
Singapore (SGD)		1.25	10-1-2021	260,000	191,946
Spain Bonos y Obligaciones del Estado 144A (EUR)		4.65	7-30-2025	250,000	384,471
Sweden Government Bond Series 1058 (SEK)		2.50	5-12-2025	3,030,000	419,900
Thailand (THB)		3.88	6-13-2019	5,550,000	182,604
United Kingdom Gilt (GBP)		3.75	9-7-2019	560,000	806,364

Total Foreign Government Bonds (Cost $9,783,352)					9,900,859

		Yield		Shares
Short-Term Investments : 0.41%

Investment Companies : 0.41%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.29		41,773	41,773

Total Short-Term Investments (Cost $41,773)					41,773

Total investments in securities (Cost $9,825,125)	97.52%				9,942,632
Other assets and liabilities, net	2.48				253,368

Total net assets	100.00%				$10,196,000

@	Foreign bond principal is denominated in the local currency of the issuer
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo International Government Bond Portfolio

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
167,926 USD	213,000 CAD	State Street Bank	3/6/2018	$1,925	$0
97,939, USD	143,000 NZD	State Street Bank	3/6/2018	0	(5,187)
174,619 USD	230,000 AUD	State Street Bank	3/6/2018	0	(4,022)
87,578 USD	118,000 SGD	State Street Bank	3/6/2018	0	(1,501)
397,810 USD	295,000 GBP	State Street Bank	3/6/2018	0	(8,365)
60,463 USD	1,145,000 MXN	State Street Bank	3/6/2018	0	(238)
56,986 USD	202,000 PLN	State Street Bank	3/6/2018	0	(2,030)
203,649 USD	1,700,000 SEK	State Street Bank	3/6/2018	0	(1,537)
1,625,000 DKK	260,542 USD	State Street Bank	3/6/2018	5,775	0
775,000 EUR	924,325 USD	State Street Bank	3/6/2018	21,410	0
35,125,000 JPY	312,734 USD	State Street Bank	3/6/2018	16,544	0
191,311 USD	11,425,000 RUB	State Street Bank	3/12/2018	0	(11,045)
205,557 USD	836,000 MYR	State Street Bank	3/12/2018	0	(7,793)
95,530 USD	3,000,000 THB	State Street Bank	3/12/2018	0	(61)
311,875,000 KRW	286,650 USD	State Street Bank	3/12/2018	1,366	0

				$47,020	$(41,779)

¤¤	Transaction can only be closed with the originating counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	10,358,679	10,316,906	41,773	$0	$0	$1,433	$41,773	0.41%

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Government Bond Portfolio	Portfolio of investments — February 28, 2018

The following table shows the percent of total long-term investments by country allocation as of February 28, 2018:

Japan	21.21%
Italy	8.21
United Kingdom	8.15
France	7.91
Sweden	4.24
Belgium	4.14
South Korea	4.09
Austria	4.07
Mexico	4.03
Canada	3.94
Spain	3.88
Australia	3.84
Netherlands	3.80
Poland	3.05
Malaysia	2.93
Ireland	2.75
Russia	2.03
Singapore	1.94
Thailand	1.85
Germany	1.25
New Zealand	1.02
Czech Republic	0.91
Norway	0.76

100.00%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 79.97%

Consumer Discretionary : 8.74%

Auto Components : 0.07%
Lear Corporation	5.25%	1-15-2025	$297,000	$312,327

Automobiles : 0.73%
American Honda Finance Corporation	1.65	7-12-2021	1,300,000	1,246,888
Ford Motor Company	7.45	7-16-2031	500,000	608,852
General Motors Company	6.25	10-2-2043	175,000	195,478
General Motors Company	6.60	4-1-2036	350,000	406,819
Toyota Motor Credit Corporation	1.95	4-17-2020	300,000	295,495
Toyota Motor Credit Corporation	2.60	1-11-2022	300,000	295,672
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	303,524

				3,352,728

Diversified Consumer Services : 0.05%
President & Fellows of Harvard College	4.88	10-15-2040	210,000	246,092

Hotels, Restaurants & Leisure : 0.66%
Marriott International Incorporated	3.00	3-1-2019	140,000	140,361
Marriott International Incorporated	3.38	10-15-2020	117,000	117,980
Marriott International Incorporated	3.75	3-15-2025	500,000	500,743
McDonald’s Corporation	2.63	1-15-2022	250,000	245,713
McDonald’s Corporation	3.25	6-10-2024	350,000	350,808
McDonald’s Corporation	3.38	5-26-2025	245,000	242,142
McDonald’s Corporation	3.50	7-15-2020	140,000	142,315
McDonald’s Corporation	3.63	5-20-2021	70,000	71,772
McDonald’s Corporation	3.70	2-15-2042	350,000	325,384
McDonald’s Corporation	4.60	5-26-2045	175,000	181,826
McDonald’s Corporation	6.30	10-15-2037	210,000	267,763
Starbucks Corporation	4.30	6-15-2045	105,000	109,414
Wyndham Worldwide Corporation	4.25	3-1-2022	350,000	351,463

				3,047,684

Household Durables : 0.44%
D.R. Horton Incorporated	4.00	2-15-2020	231,000	236,007
Newell Brands Incorporated	4.20	4-1-2026	525,000	520,229
Newell Brands Incorporated	5.38	4-1-2036	200,000	212,277
Newell Brands Incorporated	5.50	4-1-2046	225,000	239,195
Newell Rubbermaid Incorporated	2.88	12-1-2019	140,000	139,661
Newell Rubbermaid Incorporated	4.70	8-15-2020	350,000	361,738
Whirlpool Corporation	4.00	3-1-2024	87,000	89,253
Whirlpool Corporation	4.70	6-1-2022	140,000	146,881
Whirlpool Corporation	4.85	6-15-2021	70,000	73,600

				2,018,841

Internet & Direct Marketing Retail : 0.61%
Amazon.com Incorporated	2.50	11-29-2022	620,000	605,273
Amazon.com Incorporated	2.60	12-5-2019	280,000	280,072
Amazon.com Incorporated 144A	4.05	8-22-2047	200,000	198,910
Amazon.com Incorporated	4.95	12-5-2044	1,000,000	1,132,694
Expedia Incorporated	4.50	8-15-2024	70,000	70,776
QVC Incorporated	4.38	3-15-2023	210,000	209,528
QVC Incorporated	5.13	7-2-2022	140,000	144,934
QVC Incorporated	5.45	8-15-2034	175,000	167,156

				2,809,343

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Leisure Products : 0.11%
Hasbro Incorporated	6.35%	3-15-2040	$108,000	$122,373
Unilever Capital Corporation	3.10	7-30-2025	390,000	382,631

				505,004

Media : 3.87%
21st Century Fox America Incorporated	3.00	9-15-2022	262,000	259,575
21st Century Fox America Incorporated	4.50	2-15-2021	350,000	365,011
21st Century Fox America Incorporated	4.75	9-15-2044	350,000	373,994
21st Century Fox America Incorporated	6.65	11-15-2037	325,000	421,077
21st Century Fox America Incorporated	8.15	10-17-2036	175,000	256,335
CBS Corporation	3.70	8-15-2024	350,000	349,028
CBS Corporation	4.85	7-1-2042	140,000	139,634
CBS Corporation	4.90	8-15-2044	350,000	351,016
CBS Corporation	7.88	7-30-2030	420,000	550,418
Charter Communications Operating LLC	4.46	7-23-2022	1,500,000	1,535,688
Charter Communications Operating LLC	4.91	7-23-2025	400,000	411,921
Comcast Corporation	2.35	1-15-2027	210,000	188,610
Comcast Corporation	3.13	7-15-2022	350,000	349,470
Comcast Corporation	4.40	8-15-2035	210,000	213,444
Comcast Corporation	4.65	7-15-2042	384,000	396,468
Comcast Corporation	4.75	3-1-2044	262,000	278,964
Comcast Corporation	5.15	3-1-2020	350,000	366,654
Discovery Communications LLC	3.30	5-15-2022	175,000	173,531
Discovery Communications LLC	3.95	3-20-2028	1,000,000	959,982
Discovery Communications LLC	4.38	6-15-2021	210,000	217,041
Discovery Communications LLC	4.95	5-15-2042	175,000	164,741
Discovery Communications LLC	5.63	8-15-2019	108,000	112,239
Discovery Communications LLC	6.35	6-1-2040	175,000	197,049
Omnicom Group Incorporated	3.63	5-1-2022	175,000	176,903
Omnicom Group Incorporated	6.25	7-15-2019	455,000	475,902
TCI Communications Incorporated	7.13	2-15-2028	245,000	306,416
Thomson Reuters Corporation	4.30	11-23-2023	210,000	215,804
Thomson Reuters Corporation	4.70	10-15-2019	297,000	306,511
Thomson Reuters Corporation	5.65	11-23-2043	140,000	162,357
Thomson Reuters Corporation	5.85	4-15-2040	94,000	111,017
Time Warner Cable Incorporated	4.00	1-15-2022	210,000	215,537
Time Warner Cable Incorporated	4.50	9-15-2042	220,000	198,735
Time Warner Cable Incorporated	4.70	1-15-2021	175,000	182,644
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	213,177
Time Warner Cable Incorporated	6.55	5-1-2037	300,000	341,208
Time Warner Cable Incorporated	7.30	7-1-2038	385,000	461,683
Time Warner Cable Incorporated	7.63	4-15-2031	200,000	261,001
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	209,179
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	278,744
Time Warner Incorporated	3.40	6-15-2022	70,000	70,022
Time Warner Incorporated	4.05	12-15-2023	400,000	410,211
Time Warner Incorporated	4.75	3-29-2021	350,000	366,686
Time Warner Incorporated	4.90	6-15-2042	36,000	36,439
Viacom Incorporated	4.25	9-1-2023	180,000	184,640
Viacom Incorporated	4.38	3-15-2043	386,000	347,097
Viacom Incorporated	4.50	3-1-2021	350,000	363,307
Viacom Incorporated	5.25	4-1-2044	350,000	355,838
Viacom Incorporated	5.50	5-15-2033	140,000	153,060
Viacom Incorporated	5.63	9-15-2019	105,000	109,321
Viacom Incorporated	5.85	9-1-2043	87,000	95,016
Viacom Incorporated	6.88	4-30-2036	238,000	283,503
Walt Disney Company	2.55	2-15-2022	175,000	172,356
Walt Disney Company	2.75	8-16-2021	350,000	348,900
Walt Disney Company	2.95	6-15-2027	700,000	674,774
Walt Disney Company	3.00	2-13-2026	350,000	342,591
Walt Disney Company	4.13	12-1-2041	175,000	180,829
Walt Disney Company	4.13	6-1-2044	245,000	254,216

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Walt Disney Company	5.50%	3-15-2019	$350,000	$360,382

				17,857,896

Multiline Retail : 0.76%
Dollar General Corporation	3.25	4-15-2023	245,000	242,740
Kohl’s Corporation	3.25	2-1-2023	105,000	103,555
Kohl’s Corporation	4.75	12-15-2023	210,000	221,607
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	140,000	140,105
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	350,000	370,683
Nordstrom Incorporated	4.00	10-15-2021	175,000	177,640
Nordstrom Incorporated	4.75	5-1-2020	94,000	96,701
Nordstrom Incorporated	5.00	1-15-2044	70,000	67,520
Target Corporation	2.50	4-15-2026	1,880,000	1,744,634
Target Corporation	2.90	1-15-2022	175,000	175,200
Target Corporation	3.63	4-15-2046	210,000	191,150

				3,531,535

Specialty Retail : 1.34%
Advance Auto Parts Incorporated	4.50	1-15-2022	70,000	72,413
Advance Auto Parts Incorporated	4.50	12-1-2023	175,000	180,913
AutoZone Incorporated	2.88	1-15-2023	175,000	169,613
AutoZone Incorporated	3.13	7-15-2023	105,000	103,262
AutoZone Incorporated	4.00	11-15-2020	140,000	143,904
Bed Bath & Beyond Incorporated	4.92	8-1-2034	175,000	152,707
Bed Bath & Beyond Incorporated	5.17	8-1-2044	245,000	206,289
Home Depot Incorporated	2.70	4-1-2023	262,000	257,177
Home Depot Incorporated	3.50	9-15-2056	260,000	229,521
Home Depot Incorporated	3.75	2-15-2024	350,000	361,050
Home Depot Incorporated	3.95	9-15-2020	280,000	288,969
Home Depot Incorporated	4.20	4-1-2043	280,000	286,727
Home Depot Incorporated	4.40	4-1-2021	350,000	365,541
Home Depot Incorporated	5.40	9-15-2040	140,000	167,920
Home Depot Incorporated	5.95	4-1-2041	350,000	447,671
Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	323,216
Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	140,363
Lowe’s Companies Incorporated	3.75	4-15-2021	105,000	107,757
Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	181,534
Lowe’s Companies Incorporated	4.25	9-15-2044	175,000	176,902
Lowe’s Companies Incorporated	4.38	9-15-2045	400,000	411,122
Lowe’s Companies Incorporated	4.65	4-15-2042	350,000	373,707
O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	107,999
O’Reilly Automotive Incorporated	4.63	9-15-2021	105,000	109,780
O’Reilly Automotive Incorporated	4.88	1-14-2021	31,000	32,376
TJX Companies Incorporated	2.75	6-15-2021	350,000	350,147
Unilever Capital Corporation	2.00	7-28-2026	500,000	447,702

				6,196,282

Textiles, Apparel & Luxury Goods : 0.10%
Nike Incorporated	2.25	5-1-2023	70,000	67,692
Nike Incorporated	3.63	5-1-2043	70,000	67,126
Nike Incorporated	3.88	11-1-2045	350,000	345,444

				480,262

Consumer Staples : 6.58%

Beverages : 1.91%
Anheuser-Busch InBev Finance Company	3.30	2-1-2023	525,000	522,762
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	199,417

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Anheuser-Busch InBev Finance Company	4.63%	2-1-2044	$245,000	$252,349
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	500,000	486,155
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	252,000	231,279
Coca-Cola Company	1.38	5-30-2019	210,000	207,341
Coca-Cola Company	2.50	4-1-2023	245,000	238,378
Coca-Cola Company	2.88	10-27-2025	700,000	680,444
Coca-Cola Company	3.20	11-1-2023	280,000	282,184
Coca-Cola Company	3.30	9-1-2021	49,000	49,724
Constellation Brands Incorporated	3.50	5-9-2027	1,000,000	969,790
Constellation Brands Incorporated	3.75	5-1-2021	98,000	99,953
Constellation Brands Incorporated	3.88	11-15-2019	77,000	78,325
Constellation Brands Incorporated	4.25	5-1-2023	360,000	372,520
Diageo Investment Corporation	4.25	5-11-2042	175,000	180,855
Diageo Investment Corporation	7.45	4-15-2035	105,000	151,291
Molson Coors Brewing Company	2.10	7-15-2021	260,000	250,597
Molson Coors Brewing Company	4.20	7-15-2046	1,100,000	1,031,141
Molson Coors Brewing Company	5.00	5-1-2042	350,000	372,357
PepsiCo Incorporated	2.38	10-6-2026	800,000	736,964
PepsiCo Incorporated	2.75	3-5-2022	259,000	257,389
PepsiCo Incorporated	3.00	8-25-2021	175,000	176,182
PepsiCo Incorporated	3.60	8-13-2042	285,000	265,477
PepsiCo Incorporated	4.00	3-5-2042	175,000	177,329
PepsiCo Incorporated	4.25	10-22-2044	140,000	145,826
PepsiCo Incorporated	4.50	1-15-2020	140,000	144,785
PepsiCo Incorporated	5.50	1-15-2040	210,000	258,056

				8,818,870

Food & Staples Retailing : 1.64%
Costco Wholesale Corporation	1.70	12-15-2019	350,000	344,093
CVS Caremark Corporation	2.75	12-1-2022	350,000	337,617
CVS Caremark Corporation	5.30	12-5-2043	210,000	225,484
CVS Health Corporation	2.13	6-1-2021	260,000	250,820
CVS Health Corporation	2.80	7-20-2020	400,000	397,185
CVS Health Corporation	3.88	7-20-2025	525,000	518,700
The Kroger Company	3.40	4-15-2022	175,000	175,405
The Kroger Company	3.85	8-1-2023	175,000	178,300
The Kroger Company	4.65	1-15-2048	600,000	579,269
The Kroger Company	5.00	4-15-2042	175,000	177,332
The Kroger Company	5.15	8-1-2043	105,000	108,428
The Kroger Company	6.90	4-15-2038	210,000	262,343
The Kroger Company	7.50	4-1-2031	342,000	434,089
Wal-Mart Stores Incorporated	3.63	7-8-2020	270,000	276,884
Wal-Mart Stores Incorporated	4.00	4-11-2043	280,000	288,271
Wal-Mart Stores Incorporated	4.25	4-15-2021	350,000	366,007
Wal-Mart Stores Incorporated	4.30	4-22-2044	350,000	377,442
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	204,262
Wal-Mart Stores Incorporated	5.63	4-1-2040	180,000	229,993
Wal-Mart Stores Incorporated	5.63	4-15-2041	350,000	451,963
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	83,240
Walgreen Company	4.40	9-15-2042	350,000	330,624
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	210,000	209,237
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	525,000	497,090
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	300,000	299,311

				7,603,389

Food Products : 1.30%
Archer-Daniels-Midland Company	4.48	3-1-2021	374,000	388,290
Archer-Daniels-Midland Company	4.54	3-26-2042	175,000	182,330
Bunge Limited Finance Corporation	8.50	6-15-2019	350,000	374,308
Campbell Soup Company	2.50	8-2-2022	85,000	81,993
ConAgra Foods Incorporated	8.25	9-15-2030	84,000	112,092
General Mills Incorporated	3.65	2-15-2024	175,000	177,346

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
General Mills Incorporated	5.40%	6-15-2040	$241,000	$271,485
Hershey Company	4.13	12-1-2020	350,000	364,803
J.M. Smucker Company	3.50	10-15-2021	210,000	213,649
Kellogg Company	4.00	12-15-2020	155,000	158,761
Kellogg Company	4.15	11-15-2019	210,000	215,665
Kraft Foods Group Incorporated	3.50	6-6-2022	700,000	701,059
Kraft Heinz Foods Company	2.80	7-2-2020	400,000	397,728
Kraft Heinz Foods Company	3.00	6-1-2026	500,000	459,315
Kraft Heinz Foods Company	4.38	6-1-2046	300,000	272,532
Mead Johnson Nutrition Company	4.90	11-1-2019	175,000	180,855
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	83,567
Tyson Foods Incorporated	4.50	6-15-2022	350,000	365,216
Tyson Foods Incorporated	4.88	8-15-2034	175,000	189,014
Unilever Capital Corporation	4.25	2-10-2021	300,000	311,757
Unilever Capital Corporation	5.90	11-15-2032	410,000	509,825

				6,011,590

Household Products : 0.65%
Clorox Company	3.05	9-15-2022	113,000	112,437
Clorox Company	3.50	12-15-2024	140,000	140,662
Colgate-Palmolive Company	2.30	5-3-2022	350,000	342,036
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	101,277
Kimberly-Clark Corporation	5.30	3-1-2041	171,000	203,250
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	189,741
The Procter & Gamble Company	3.10	8-15-2023	1,902,000	1,907,903

				2,997,306

Personal Products : 0.04%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	177,209

Tobacco : 1.04%
Altria Group Incorporated	2.63	1-14-2020	280,000	279,157
Altria Group Incorporated	4.00	1-31-2024	62,000	63,797
Altria Group Incorporated	4.25	8-9-2042	350,000	346,138
Altria Group Incorporated	4.50	5-2-2043	175,000	179,653
Altria Group Incorporated	4.75	5-5-2021	590,000	621,297
Altria Group Incorporated	9.25	8-6-2019	200,000	218,213
Philip Morris International Incorporated	2.50	8-22-2022	175,000	169,646
Philip Morris International Incorporated	2.63	2-18-2022	400,000	391,818
Philip Morris International Incorporated	2.63	3-6-2023	122,000	118,123
Philip Morris International Incorporated	3.25	11-10-2024	210,000	206,892
Philip Morris International Incorporated	4.13	3-4-2043	210,000	203,774
Philip Morris International Incorporated	4.25	11-10-2044	210,000	209,038
Philip Morris International Incorporated	4.38	11-15-2041	350,000	353,335
Philip Morris International Incorporated	4.50	3-20-2042	140,000	143,970
Reynolds American Incorporated	4.00	6-12-2022	280,000	285,845
Reynolds American Incorporated	4.45	6-12-2025	350,000	360,323
Reynolds American Incorporated	5.70	8-15-2035	210,000	239,171
Reynolds American Incorporated	6.15	9-15-2043	87,000	105,100
Reynolds American Incorporated	7.25	6-15-2037	140,000	184,550
Reynolds American Incorporated	8.13	6-23-2019	108,000	115,293

				4,795,133

Energy : 7.42%

Energy Equipment & Services : 0.47%
Halliburton Company	3.25	11-15-2021	140,000	140,627
Halliburton Company	3.50	8-1-2023	350,000	352,035
Halliburton Company	3.80	11-15-2025	350,000	349,811

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Energy Equipment & Services (continued)
Halliburton Company	4.50%	11-15-2041	$175,000	$177,726
Halliburton Company	4.75	8-1-2043	175,000	181,969
Halliburton Company	5.00	11-15-2045	420,000	454,058
National Oilwell Varco Incorporated	3.95	12-1-2042	280,000	241,653
Sabine Pass Liquefaction LLC	4.20	3-15-2028	270,000	264,369

				2,162,248

Oil, Gas & Consumable Fuels : 6.95%
Anadarko Finance Company	7.50	5-1-2031	227,000	287,123
Anadarko Petroleum Corporation	3.45	7-15-2024	175,000	171,321
Anadarko Petroleum Corporation	5.55	3-15-2026	350,000	382,240
Anadarko Petroleum Corporation	6.20	3-15-2040	210,000	246,793
Anadarko Petroleum Corporation	6.45	9-15-2036	160,000	190,599
Anadarko Petroleum Corporation	8.70	3-15-2019	315,000	333,420
Apache Corporation	3.25	4-15-2022	253,000	250,505
Apache Corporation	4.25	1-15-2044	505,000	464,646
Apache Corporation	5.10	9-1-2040	402,000	412,229
Apache Corporation	5.25	2-1-2042	70,000	73,104
Apache Corporation	6.00	1-15-2037	350,000	397,935
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	68,031
Boardwalk Pipelines LP	5.75	9-15-2019	105,000	108,725
Buckeye Partners LP	4.15	7-1-2023	175,000	176,211
Buckeye Partners LP	4.88	2-1-2021	392,000	406,099
Buckeye Partners LP	5.85	11-15-2043	140,000	147,995
Chevron Corporation	2.10	5-16-2021	260,000	253,996
Chevron Corporation	2.19	11-15-2019	70,000	69,609
Chevron Corporation	2.36	12-5-2022	525,000	509,120
Chevron Corporation	2.42	11-17-2020	350,000	346,917
Chevron Corporation	2.95	5-16-2026	700,000	671,507
Chevron Corporation	4.95	3-3-2019	350,000	358,292
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	162,075
ConocoPhillips Company	3.35	5-15-2025	350,000	348,936
ConocoPhillips Company	4.30	11-15-2044	210,000	216,317
ConocoPhillips Company	4.95	3-15-2026	350,000	380,192
ConocoPhillips Company	5.90	10-15-2032	175,000	207,090
ConocoPhillips Company	6.95	4-15-2029	210,000	268,841
Devon Energy Corporation	4.00	7-15-2021	140,000	142,935
Devon Energy Corporation	7.95	4-15-2032	150,000	200,893
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	70,000	65,774
Enbridge Energy Partners LP	5.20	3-15-2020	266,000	276,509
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	148,460
Enbridge Energy Partners LP	7.50	4-15-2038	189,000	239,176
Enbridge Energy Partners LP	9.88	3-1-2019	87,000	92,973
Energy Transfer Partners LP	3.60	2-1-2023	210,000	207,249
Energy Transfer Partners LP	4.75	1-15-2026	280,000	284,390
Energy Transfer Partners LP	4.90	2-1-2024	210,000	217,040
Energy Transfer Partners LP	5.15	2-1-2043	140,000	131,909
Energy Transfer Partners LP	5.95	10-1-2043	140,000	144,978
Energy Transfer Partners LP	6.05	6-1-2041	210,000	219,866
Energy Transfer Partners LP	6.63	10-15-2036	161,000	181,485
Energy Transfer Partners LP	7.50	7-1-2038	70,000	84,886
Enterprise Products Operating LLC	3.35	3-15-2023	245,000	244,421
Enterprise Products Operating LLC	3.90	2-15-2024	210,000	213,134
Enterprise Products Operating LLC	4.05	2-15-2022	175,000	180,000
Enterprise Products Operating LLC	4.45	2-15-2043	355,000	350,988
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	291,722
Enterprise Products Operating LLC	4.90	5-15-2046	245,000	257,542
Enterprise Products Operating LLC	5.25	1-31-2020	140,000	146,043
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	161,946
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	82,655
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	94,524
EOG Resources Incorporated	3.90	4-1-2035	140,000	137,225
EOG Resources Incorporated	4.10	2-1-2021	140,000	143,791
EOG Resources Incorporated	4.40	6-1-2020	210,000	216,427

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources Incorporated	5.63%	6-1-2019	$52,000	$53,783
EQT Corporation	4.88	11-15-2021	210,000	219,465
EQT Corporation	8.13	6-1-2019	227,000	241,061
Exxon Mobil Corporation	1.71	3-1-2019	210,000	208,731
Exxon Mobil Corporation	1.82	3-15-2019	200,000	198,714
Exxon Mobil Corporation	2.71	3-6-2025	350,000	336,288
Exxon Mobil Corporation	3.57	3-6-2045	350,000	331,997
Exxon Mobil Corporation	4.11	3-1-2046	800,000	834,273
Hess Corporation	6.00	1-15-2040	245,000	259,750
Hess Corporation	7.30	8-15-2031	269,000	328,416
Hess Corporation	7.88	10-1-2029	196,000	243,750
Kerr-McGee Corporation	6.95	7-1-2024	140,000	162,418
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	173,266
Kinder Morgan Energy Partners LP	3.50	3-1-2021	210,000	210,854
Kinder Morgan Energy Partners LP	3.95	9-1-2022	262,000	265,789
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	171,500
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	153,199
Kinder Morgan Energy Partners LP	5.30	9-15-2020	87,000	91,242
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	216,725
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	75,200
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	152,718
Marathon Oil Corporation	3.85	6-1-2025	245,000	242,804
Marathon Oil Corporation	5.20	6-1-2045	140,000	147,906
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	348,515
Marathon Petroleum Corporation	4.75	9-15-2044	350,000	341,642
Marathon Petroleum Corporation	5.13	3-1-2021	24,000	25,420
MPLX LP	4.70	4-15-2048	1,800,000	1,737,270
MPLX LP	4.88	6-1-2025	200,000	209,375
MPLX LP	5.20	3-1-2047	220,000	226,243
NextEra Energy Capital	4.50	6-1-2021	140,000	145,616
Noble Energy Incorporated	3.90	11-15-2024	210,000	210,624
Noble Energy Incorporated	4.15	12-15-2021	350,000	358,935
Occidental Petroleum Corporation	3.00	2-15-2027	1,500,000	1,431,654
Occidental Petroleum Corporation	3.50	6-15-2025	210,000	209,738
Occidental Petroleum Corporation	4.10	2-1-2021	322,000	332,991
ONEOK Partners LP	3.38	10-1-2022	350,000	348,490
ONEOK Partners LP	6.20	9-15-2043	700,000	824,580
ONEOK Partners LP	8.63	3-1-2019	245,000	258,675
Phillips 66	4.65	11-15-2034	140,000	147,048
Phillips 66	4.88	11-15-2044	140,000	146,734
Plains All American Pipeline LP	2.60	12-15-2019	140,000	138,562
Plains All American Pipeline LP	3.60	11-1-2024	210,000	200,499
Plains All American Pipeline LP	3.85	10-15-2023	350,000	345,661
Plains All American Pipeline LP	4.90	2-15-2045	175,000	162,368
Plains All American Pipeline LP	5.00	2-1-2021	140,000	144,883
Plains All American Pipeline LP	5.15	6-1-2042	350,000	334,491
Plains All American Pipeline LP	6.65	1-15-2037	140,000	159,108
Sabine Pass Liquefaction LLC	5.63	3-1-2025	545,000	586,269
Sabine Pass Liquefaction LLC	5.75	5-15-2024	545,000	588,639
Spectra Energy Partners LP	4.75	3-15-2024	245,000	258,027
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	137,227
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	97,552
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	135,754
TC Pipelines LP	4.65	6-15-2021	210,000	215,723
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	206,093
Texas Eastern Transmission LP	7.00	7-15-2032	227,000	284,910
Valero Energy Corporation	6.13	2-1-2020	45,000	47,741
Valero Energy Corporation	7.50	4-15-2032	210,000	273,581
Western Gas Partners LP	4.00	7-1-2022	280,000	281,482
Williams Partners LP	3.35	8-15-2022	175,000	173,328
Williams Partners LP	4.13	11-15-2020	210,000	214,896
Williams Partners LP	4.30	3-4-2024	350,000	358,813
Williams Partners LP	4.50	11-15-2023	280,000	289,590

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Williams Partners LP	5.25%	3-15-2020	$448,000	$467,497
Williams Partners LP	6.30	4-15-2040	273,000	321,706

				32,116,608

Financials : 17.31%

Banks : 6.13%
ABB Finance (USA) Incorporated	4.38	5-8-2042	26,000	26,804
Bank of America Corporation	3.25	10-21-2027	525,000	499,031
Bank of America Corporation (3 Month LIBOR +1.19%) ±	3.95	1-23-2049	200,000	191,050
Bank of America Corporation	4.18	11-25-2027	560,000	559,775
Bank of America Corporation	4.20	8-26-2024	390,000	397,797
Bank of America Corporation	4.25	10-22-2026	280,000	282,697
Bank of America Corporation	5.49	3-15-2019	250,000	256,792
Bank of America Corporation	5.88	1-5-2021	350,000	376,105
Bank One Corporation	7.63	10-15-2026	168,000	208,922
Bank One Corporation	8.00	4-29-2027	385,000	494,382
BB&T Corporation	2.05	5-10-2021	210,000	203,979
BB&T Corporation	2.45	1-15-2020	200,000	198,798
BB&T Corporation	2.85	10-26-2024	1,600,000	1,547,281
BB&T Corporation	3.80	10-30-2026	400,000	404,416
Citigroup Incorporated	2.75	4-25-2022	200,000	195,749
Citigroup Incorporated	3.88	3-26-2025	300,000	297,934
Citigroup Incorporated	4.40	6-10-2025	700,000	718,498
Citigroup Incorporated	4.45	9-29-2027	525,000	535,754
Citigroup Incorporated	4.60	3-9-2026	200,000	206,534
Citigroup Incorporated	4.65	7-30-2045	300,000	318,259
Citigroup Incorporated	4.75	5-18-2046	300,000	306,890
Citizens Financial Group Incorporated	4.30	12-3-2025	200,000	203,428
City National Corporation	5.25	9-15-2020	140,000	148,247
Commonwealth Bank of Australia	2.30	9-6-2019	250,000	248,649
Compass Bank	2.75	9-29-2019	250,000	248,505
Discover Bank	3.10	6-4-2020	500,000	499,317
Discover Bank	4.20	8-8-2023	310,000	318,393
Discover Bank	4.25	3-13-2026	250,000	251,055
Fifth Third Bancorp	4.30	1-16-2024	350,000	361,769
Fifth Third Bank	2.25	6-14-2021	200,000	195,209
Fifth Third Bank	2.88	10-1-2021	300,000	297,902
Fifth Third Bank	3.85	3-15-2026	1,400,000	1,390,532
HSBC Bank USA NA	5.00	9-27-2020	350,000	366,128
HSBC Bank USA NA	5.63	8-15-2035	225,000	267,412
Huntington Bancshares Incorporated	7.00	12-15-2020	17,000	18,728
JPMorgan Chase & Company	2.95	10-1-2026	525,000	493,406
JPMorgan Chase & Company	3.20	1-25-2023	700,000	696,335
JPMorgan Chase & Company	4.13	12-15-2026	500,000	505,466
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	240,000	240,143
JPMorgan Chase & Company	5.63	8-16-2043	140,000	162,507
Key Bank NA	1.60	8-22-2019	400,000	393,691
Key Bank NA	2.40	6-9-2022	1,300,000	1,257,333
Key Bank NA	3.18	10-15-2027	250,000	247,180
KeyCorp	5.10	3-24-2021	300,000	317,774
MUFG Americas Holdings Corporation	3.00	2-10-2025	350,000	338,931
National Australia Bank	1.38	7-12-2019	340,000	333,869
National Australia Bank	2.63	1-14-2021	1,100,000	1,086,713
PNC Bank NA	2.95	1-30-2023	300,000	294,075
PNC Bank NA	3.30	10-30-2024	500,000	497,512
PNC Bank NA	3.80	7-25-2023	300,000	305,218
PNC Bank NA	4.20	11-1-2025	250,000	258,768
Regions Financial Corporation	3.20	2-8-2021	700,000	702,367
Santander Bank	2.70	5-24-2019	350,000	349,438
Santander Holdings USA Incorporated 144A	4.40	7-13-2027	1,000,000	999,243
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	355,006
SunTrust Banks Incorporated	2.70	1-27-2022	500,000	489,535
SunTrust Banks Incorporated	3.30	5-15-2026	2,200,000	2,110,856

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
UnionBanCal Corporation	3.50%	6-18-2022	$140,000	$140,837
US Bancorp	2.20	4-25-2019	200,000	199,144
US Bancorp	2.38	7-22-2026	190,000	172,919
US Bancorp	3.00	3-15-2022	350,000	350,106
US Bancorp	3.10	4-27-2026	500,000	477,790
US Bancorp	3.60	9-11-2024	350,000	353,952
US Bancorp	4.13	5-24-2021	350,000	362,778
US Bank National Association	2.05	10-23-2020	800,000	784,757

				28,320,370

Capital Markets : 3.03%
AGL Capital Corporation	4.40	6-1-2043	140,000	141,240
Ameriprise Financial Incorporated	4.00	10-15-2023	350,000	360,567
Ameriprise Financial Incorporated	5.30	3-15-2020	210,000	220,527
Ameriprise Financial Incorporated	7.30	6-28-2019	45,000	47,695
Ares Capital Corporation	3.88	1-15-2020	280,000	282,732
Bank of New York Mellon Corporation	2.30	9-11-2019	270,000	268,112
Bank of New York Mellon Corporation	2.50	4-15-2021	350,000	344,264
Bank of New York Mellon Corporation	2.60	8-17-2020	525,000	520,643
Bank of New York Mellon Corporation	2.95	1-29-2023	800,000	788,252
Bank of New York Mellon Corporation	3.55	9-23-2021	420,000	427,084
Bank of New York Mellon Corporation	3.95	11-18-2025	350,000	358,630
Charles Schwab Corporation	4.45	7-22-2020	140,000	145,577
Franklin Resources Incorporated	2.80	9-15-2022	210,000	206,688
Franklin Resources Incorporated	4.63	5-20-2020	175,000	182,010
Goldman Sachs Group Incorporated	3.00	4-26-2022	750,000	739,462
Goldman Sachs Group Incorporated	3.63	1-22-2023	270,000	272,113
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	348,654
Goldman Sachs Group Incorporated	4.25	10-21-2025	700,000	705,579
Jefferies Group Incorporated	5.13	1-20-2023	175,000	185,987
Jefferies Group Incorporated	6.25	1-15-2036	105,000	114,991
Jefferies Group Incorporated	6.45	6-8-2027	105,000	118,451
Jefferies Group Incorporated	6.50	1-20-2043	175,000	197,182
Jefferies Group Incorporated	6.88	4-15-2021	105,000	115,515
Legg Mason Incorporated	4.75	3-15-2026	190,000	197,968
Morgan Stanley	3.63	1-20-2027	500,000	490,167
Morgan Stanley	4.30	1-27-2045	350,000	349,926
Morgan Stanley	5.50	7-24-2020	350,000	369,993
Morgan Stanley	5.63	9-23-2019	250,000	260,571
Morgan Stanley	6.25	8-9-2026	300,000	346,817
Morgan Stanley	7.25	4-1-2032	329,000	435,773
Morgan Stanley	7.30	5-13-2019	280,000	294,655
Northern Trust Corporation	3.45	11-4-2020	350,000	357,535
Northern Trust Corporation	3.95	10-30-2025	175,000	179,857
PPL Capital Funding Incorporated	3.10	5-15-2026	600,000	569,045
S&P Global Incorporated	4.00	6-15-2025	227,000	232,332
State Street Corporation	2.65	5-19-2026	1,300,000	1,212,346
State Street Corporation	3.70	11-20-2023	1,300,000	1,333,292
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	141,078
TD Ameritrade Holding Corporation	5.60	12-1-2019	140,000	147,105

				14,010,415

Consumer Finance : 3.08%
Ahold Finance USA LLC	6.88	5-1-2029	210,000	247,954
American Express Company	2.65	12-2-2022	402,000	390,441
American Express Company	4.05	12-3-2042	633,000	629,845
American Express Credit Corporation	2.25	8-15-2019	700,000	695,917
American Express Credit Corporation	2.25	5-5-2021	200,000	195,197
American Express Credit Corporation	2.38	5-26-2020	175,000	173,124
American Honda Finance Corporation	2.00	2-14-2020	360,000	355,412
American Honda Finance Corporation	2.25	8-15-2019	350,000	348,082

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Capital One Bank USA NA	2.30%	6-5-2019	$500,000	$496,669
Capital One Bank USA NA	2.40	9-5-2019	200,000	198,541
Capital One Bank USA NA	3.38	2-15-2023	500,000	492,812
Capital One Financial Corporation	3.75	7-28-2026	525,000	501,306
Capital One Financial Corporation	3.75	3-9-2027	330,000	320,778
Capital One Financial Corporation	4.75	7-15-2021	315,000	330,139
Caterpillar Financial Services Corporation	2.10	6-9-2019	350,000	348,705
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	253,632
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	198,943
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	180,353
Daimler Finance North America LLC	8.50	1-18-2031	297,000	433,264
Discover Financial Services	3.85	11-21-2022	385,000	387,574
Discover Financial Services	3.95	11-6-2024	700,000	698,946
Ford Motor Credit Company LLC	3.10	5-4-2023	200,000	192,255
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	291,948
Ford Motor Credit Company LLC	5.75	2-1-2021	200,000	212,380
General Motors Financial Company Incorporated	2.65	4-13-2020	800,000	792,371
General Motors Financial Company Incorporated	3.15	1-15-2020	350,000	350,539
General Motors Financial Company Incorporated	3.70	5-9-2023	180,000	179,114
John Deere Capital Corporation	2.15	9-8-2022	800,000	767,984
John Deere Capital Corporation	2.80	1-27-2023	350,000	345,509
John Deere Capital Corporation	3.90	7-12-2021	210,000	217,089
National City Corporation	6.88	5-15-2019	350,000	366,685
Synchrony Financial	3.00	8-15-2019	525,000	525,304
Synchrony Financial	4.25	8-15-2024	1,500,000	1,510,736
Toyota Motor Credit Corporation	3.40	9-15-2021	245,000	248,875
Toyota Motor Credit Corporation	4.50	6-17-2020	350,000	364,158

				14,242,581

Diversified Financial Services : 1.12%
Block Financial LLC	5.50	11-1-2022	140,000	148,136
CME Group Incorporated	5.30	9-15-2043	210,000	256,625
General Electric Capital Corporation	4.38	9-16-2020	200,000	206,260
General Electric Capital Corporation	5.88	1-14-2038	200,000	234,152
General Electric Capital Corporation	6.75	3-15-2032	421,000	523,395
Intercontinental Exchange Incorporated	2.75	12-1-2020	350,000	348,743
Intercontinental Exchange Incorporated	4.00	10-15-2023	140,000	144,627
International Lease Finance Corporation	5.88	4-1-2019	260,000	268,454
Moody’s Corporation	4.50	9-1-2022	175,000	182,943
Moody’s Corporation	4.88	2-15-2024	245,000	260,877
Moody’s Corporation	5.25	7-15-2044	210,000	240,900
NASDAQ OMX Group Incorporated	5.55	1-15-2020	350,000	365,997
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	233,000	231,668
National Rural Utilities Cooperative Finance Corporation	3.25	11-1-2025	300,000	296,012
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	141,626
National Rural Utilities Cooperative Finance Corporation (3 Month LIBOR +2.91%) ±	4.75	4-30-2043	175,000	180,540
National Rural Utilities Cooperative Finance Corporation	8.00	3-1-2032	450,000	630,333
PNC Funding Corporation	5.13	2-8-2020	105,000	109,396
PNC Funding Corporation	6.70	6-10-2019	350,000	367,690
TECO Finance Incorporated	5.15	3-15-2020	45,000	46,798

				5,185,172

Insurance : 3.92%
ACE INA Holdings Incorporated	2.70	3-13-2023	280,000	273,848
ACE INA Holdings Incorporated	3.15	3-15-2025	700,000	683,175
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	350,339
ACE INA Holdings Incorporated	5.90	6-15-2019	350,000	364,353
Alleghany Corporation	5.63	9-15-2020	70,000	74,257
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	140,000	166,600
American International Group Incorporated	3.90	4-1-2026	700,000	696,482
American International Group Incorporated	4.50	7-16-2044	865,000	859,165

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
American International Group Incorporated	4.88%	6-1-2022	$600,000	$635,678
American International Group Incorporated	6.40	12-15-2020	200,000	217,063
Aon Corporation	6.25	9-30-2040	70,000	87,116
Arch Capital Group Limited	5.14	11-1-2043	147,000	161,746
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	150,000	150,810
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	200,000	210,054
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	180,000	191,537
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	218,519
Berkshire Hathaway Incorporated	2.10	8-14-2019	200,000	198,940
Berkshire Hathaway Incorporated	2.75	3-15-2023	425,000	417,166
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	74,866
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	510,941
Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	178,238
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	295,578
Chubb Corporation	6.00	5-11-2037	196,000	249,693
Chubb INA Holdings Incorporated	2.30	11-3-2020	200,000	197,745
Chubb INA Holdings Incorporated	4.35	11-3-2045	900,000	950,033
CNA Financial Corporation	5.88	8-15-2020	350,000	373,079
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	29,990
Hartford Financial Services Group Incorporated	5.13	4-15-2022	168,000	179,479
Hartford Financial Services Group Incorporated	5.50	3-30-2020	175,000	184,292
Hartford Financial Services Group Incorporated	5.95	10-15-2036	52,000	61,934
Hartford Financial Services Group Incorporated	6.10	10-1-2041	175,000	218,025
Lincoln National Corporation	4.00	9-1-2023	175,000	180,272
Lincoln National Corporation	4.85	6-24-2021	56,000	59,131
Lincoln National Corporation	6.25	2-15-2020	210,000	223,287
Loews Corporation	2.63	5-15-2023	105,000	101,723
Loews Corporation	4.13	5-15-2043	140,000	138,370
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	210,000	220,857
MetLife Incorporated	3.05	12-15-2022	190,000	188,870
MetLife Incorporated	4.13	8-13-2042	210,000	208,260
MetLife Incorporated	4.37	9-15-2023	400,000	420,411
MetLife Incorporated	4.72	12-15-2044	175,000	188,839
MetLife Incorporated	4.75	2-8-2021	525,000	550,234
MetLife Incorporated	4.88	11-13-2043	350,000	380,990
MetLife Incorporated	5.70	6-15-2035	580,000	693,930
MetLife Incorporated	6.38	6-15-2034	196,000	248,535
MetLife Incorporated	6.50	12-15-2032	140,000	177,195
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	173,698
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	137,438
Principal Financial Group Incorporated	4.63	9-15-2042	175,000	183,018
Progressive Corporation	6.25	12-1-2032	52,000	65,707
Prudential Financial Incorporated 144A	3.91	12-7-2047	155,000	146,962
Prudential Financial Incorporated 144A	3.94	12-7-2049	448,000	425,551
Prudential Financial Incorporated	5.75	7-15-2033	350,000	411,072
Prudential Financial Incorporated	4.50	11-16-2021	175,000	183,674
Prudential Financial Incorporated	4.60	5-15-2044	350,000	369,423
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	182,438
Prudential Financial Incorporated (3 Month LIBOR +3.92%) ±	5.63	6-15-2043	475,000	501,125
Prudential Financial Incorporated	6.63	12-1-2037	45,000	59,531
Prudential Financial Incorporated	7.38	6-15-2019	248,000	262,776
Reinsurance Group of America Incorporated	4.70	9-15-2023	210,000	219,903
Reinsurance Group of America Incorporated	5.00	6-1-2021	42,000	44,118
Reinsurance Group of America Incorporated	6.45	11-15-2019	245,000	259,083
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	96,003
Travelers Companies Incorporated	5.35	11-1-2040	245,000	294,720
Travelers Companies Incorporated	6.25	6-15-2037	255,000	330,709
WR Berkley Corporation	5.38	9-15-2020	140,000	148,062
XL Capital Limited	6.25	5-15-2027	70,000	81,043
XL Capital Limited	6.38	11-15-2024	70,000	80,247

				18,097,946

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Thrifts & Mortgage Finance : 0.03%
People’s United Financial Incorporated	3.65%	12-6-2022	$105,000	$106,071

Health Care : 10.55%

Biotechnology : 2.10%
AbbVie Incorporated	2.30	5-14-2021	350,000	341,670
AbbVie Incorporated	2.50	5-14-2020	250,000	247,784
AbbVie Incorporated	3.20	5-14-2026	420,000	401,294
AbbVie Incorporated	4.30	5-14-2036	245,000	247,060
AbbVie Incorporated	4.40	11-6-2042	350,000	348,302
AbbVie Incorporated	4.45	5-14-2046	420,000	416,600
Amgen Incorporated	3.63	5-15-2022	200,000	202,982
Amgen Incorporated	3.63	5-22-2024	350,000	352,584
Amgen Incorporated	3.88	11-15-2021	200,000	204,792
Amgen Incorporated	4.50	3-15-2020	45,000	46,490
Amgen Incorporated	4.95	10-1-2041	320,000	346,056
Amgen Incorporated	5.15	11-15-2041	245,000	272,143
Amgen Incorporated	5.75	3-15-2040	56,000	66,315
Amgen Incorporated	6.40	2-1-2039	175,000	221,689
Baxalta Incorporated	2.88	6-23-2020	280,000	278,384
Baxalta Incorporated	3.60	6-23-2022	140,000	140,395
Baxalta Incorporated	4.00	6-23-2025	455,000	452,605
Baxalta Incorporated	5.25	6-23-2045	280,000	301,732
Biogen Incorporated	5.20	9-15-2045	420,000	457,678
Celgene Corporation	3.25	8-15-2022	350,000	348,263
Celgene Corporation	3.63	5-15-2024	350,000	348,991
Celgene Corporation	3.88	8-15-2025	175,000	174,503
Celgene Corporation	3.95	10-15-2020	140,000	143,386
Celgene Corporation	4.00	8-15-2023	175,000	179,809
Celgene Corporation	4.63	5-15-2044	240,000	235,097
Celgene Corporation	5.00	8-15-2045	350,000	364,748
Celgene Corporation	5.25	8-15-2043	105,000	112,028
Genzyme Corporation	5.00	6-15-2020	140,000	147,010
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	349,378
Gilead Sciences Incorporated	3.70	4-1-2024	350,000	355,254
Gilead Sciences Incorporated	4.00	9-1-2036	310,000	304,750
Gilead Sciences Incorporated	4.50	4-1-2021	350,000	365,474
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	201,480
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	367,916
Gilead Sciences Incorporated	4.80	4-1-2044	350,000	371,252

				9,715,894

Health Care Equipment & Supplies : 1.58%
Abbott Laboratories	2.35	11-22-2019	220,000	218,850
Abbott Laboratories	3.75	11-30-2026	560,000	555,386
Abbott Laboratories	4.13	5-27-2020	175,000	179,745
Abbott Laboratories	5.13	4-1-2019	97,000	99,442
Abbott Laboratories	5.30	5-27-2040	175,000	197,670
Abbott Laboratories	6.00	4-1-2039	105,000	127,023
Abbott Laboratories	6.15	11-30-2037	166,000	201,281
Becton Dickinson & Company	2.89	6-6-2022	500,000	487,161
Becton Dickinson & Company	3.13	11-8-2021	210,000	207,214
Becton Dickinson & Company	3.25	11-12-2020	245,000	244,961
Becton Dickinson & Company	3.70	6-6-2027	750,000	717,233
Becton Dickinson & Company 144A	4.40	1-15-2021	118,000	120,609
Boston Scientific Corporation	3.85	5-15-2025	200,000	200,744
Boston Scientific Corporation	6.00	1-15-2020	245,000	258,544
Boston Scientific Corporation	7.38	1-15-2040	210,000	278,911
Medtronic Incorporated	2.50	3-15-2020	220,000	218,752
Medtronic Incorporated	3.15	3-15-2022	350,000	350,523
Medtronic Incorporated	3.50	3-15-2025	600,000	599,309
Medtronic Incorporated	4.45	3-15-2020	280,000	289,050
Medtronic Incorporated	4.50	3-15-2042	140,000	146,759
Medtronic Incorporated	4.63	3-15-2044	175,000	191,042

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies (continued)
Stryker Corporation	4.10%	4-1-2043	$175,000	$170,656
Stryker Corporation	4.38	1-15-2020	105,000	108,290
Stryker Corporation	4.63	3-15-2046	350,000	369,107
Zimmer Holdings Incorporated	3.55	4-1-2025	500,000	484,927
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	257,665

				7,280,854

Health Care Providers & Services : 3.69%
Aetna Incorporated	2.20	3-15-2019	350,000	348,037
Aetna Incorporated	2.75	11-15-2022	650,000	629,785
Aetna Incorporated	4.13	6-1-2021	340,000	349,098
Aetna Incorporated	4.13	11-15-2042	175,000	166,372
Aetna Incorporated	4.75	3-15-2044	400,000	415,150
AmerisourceBergen Corporation	3.50	11-15-2021	210,000	211,404
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	162,925
Anthem Incorporated	4.35	8-15-2020	800,000	827,687
Cardinal Health Incorporated	2.62	6-15-2022	1,300,000	1,258,179
Cardinal Health Incorporated	3.50	11-15-2024	350,000	344,063
Cardinal Health Incorporated	4.37	6-15-2047	600,000	561,815
Catholic Health Initiatives	4.35	11-1-2042	175,000	163,392
CIGNA Corporation	4.00	2-15-2022	175,000	180,176
CIGNA Corporation	4.50	3-15-2021	70,000	72,540
CIGNA Corporation	5.13	6-15-2020	150,000	157,047
CIGNA Corporation	5.38	2-15-2042	245,000	276,433
Coventry Health Care Incorporated	5.45	6-15-2021	406,000	431,938
Dignity Health	2.64	11-1-2019	350,000	348,648
Express Scripts Holding Company	3.40	3-1-2027	600,000	568,475
Express Scripts Holding Company	3.90	2-15-2022	350,000	356,141
Express Scripts Holding Company	4.80	7-15-2046	210,000	209,133
Express Scripts Holding Company	6.13	11-15-2041	175,000	206,281
Howard Hughes Medical Institute	3.50	9-1-2023	332,000	339,220
Humana Incorporated	3.15	12-1-2022	210,000	208,178
Humana Incorporated	4.95	10-1-2044	350,000	367,289
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	199,636
Laboratory Corporation of America Holdings	3.60	2-1-2025	350,000	344,372
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	39,716
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	106,652
Laboratory Corporation of America Holdings	4.63	11-15-2020	350,000	363,621
McKesson Corporation	2.28	3-15-2019	350,000	348,956
McKesson Corporation	2.85	3-15-2023	140,000	136,621
McKesson Corporation	4.88	3-15-2044	350,000	378,725
Medco Health Solutions Incorporated	4.13	9-15-2020	350,000	359,511
Quest Diagnostics Incorporated	4.70	4-1-2021	112,000	117,312
Quest Diagnostics Incorporated	4.75	1-30-2020	413,000	427,588
UnitedHealth Group Incorporated	1.63	3-15-2019	175,000	173,319
UnitedHealth Group Incorporated	2.70	7-15-2020	320,000	319,656
UnitedHealth Group Incorporated	2.88	3-15-2023	800,000	788,059
UnitedHealth Group Incorporated	3.95	10-15-2042	520,000	510,188
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	180,500
UnitedHealth Group Incorporated	4.75	7-15-2045	350,000	386,051
UnitedHealth Group Incorporated	5.80	3-15-2036	175,000	215,746
UnitedHealth Group Incorporated	5.95	2-15-2041	350,000	444,321
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	141,045
WellPoint Incorporated	2.25	8-15-2019	280,000	277,936
WellPoint Incorporated	3.13	5-15-2022	350,000	347,356
WellPoint Incorporated	3.30	1-15-2023	700,000	694,460
WellPoint Incorporated	4.65	1-15-2043	315,000	320,975
WellPoint Incorporated	4.65	8-15-2044	50,000	51,131
WellPoint Incorporated	5.85	1-15-2036	200,000	230,598

				17,063,457

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Life Sciences Tools & Services : 0.39%
Life Technologies Corporation	5.00%	1-15-2021	$105,000	$109,843
Life Technologies Corporation	6.00	3-1-2020	175,000	184,944
Thermo Fisher Scientific Incorporated	3.00	4-15-2023	200,000	196,217
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	350,000	346,013
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	210,000	210,194
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	280,000	284,570
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	288,131
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	157,955

				1,777,867

Pharmaceuticals : 2.79%
Allergan Incorporated	2.80	3-15-2023	157,000	151,288
Allergan Incorporated	3.38	9-15-2020	350,000	352,326
Bristol-Myers Squibb Company	1.75	3-1-2019	175,000	173,714
Bristol-Myers Squibb Company	2.00	8-1-2022	175,000	167,506
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	109,838
Bristol-Myers Squibb Company	3.25	8-1-2042	175,000	156,993
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	215,900
Eli Lilly & Company	2.75	6-1-2025	70,000	67,426
Eli Lilly & Company	3.70	3-1-2045	350,000	337,893
Eli Lilly & Company	5.50	3-15-2027	280,000	324,554
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	137,471
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	245,888
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	900,000	1,194,426
Johnson & Johnson	2.45	3-1-2026	525,000	493,617
Johnson & Johnson	3.38	12-5-2023	300,000	307,068
Johnson & Johnson	3.70	3-1-2046	175,000	171,225
Johnson & Johnson	4.38	12-5-2033	200,000	217,253
Johnson & Johnson	4.50	9-1-2040	210,000	233,389
Johnson & Johnson	4.85	5-15-2041	140,000	162,966
Johnson & Johnson	4.95	5-15-2033	126,000	146,205
Merck & Company Incorporated	2.35	2-10-2022	250,000	245,214
Merck & Company Incorporated	2.75	2-10-2025	270,000	260,502
Merck & Company Incorporated	3.60	9-15-2042	175,000	167,774
Merck & Company Incorporated	3.70	2-10-2045	200,000	194,133
Merck & Company Incorporated	3.88	1-15-2021	245,000	252,788
Merck & Company Incorporated	4.15	5-18-2043	350,000	363,392
Merck & Company Incorporated	5.00	6-30-2019	175,000	180,473
Mylan Incorporated	2.55	3-28-2019	400,000	398,668
Mylan Incorporated	5.40	11-29-2043	23,000	23,915
Mylan NV Company	3.15	6-15-2021	280,000	277,485
Novartis Capital Corporation	1.80	2-14-2020	180,000	177,376
Novartis Capital Corporation	2.40	9-21-2022	350,000	340,688
Novartis Capital Corporation	3.40	5-6-2024	600,000	606,371
Novartis Capital Corporation	3.70	9-21-2042	175,000	169,220
Novartis Capital Corporation	4.40	4-24-2020	350,000	362,967
Pfizer Incorporated	3.00	12-15-2026	700,000	677,080
Pfizer Incorporated	3.40	5-15-2024	350,000	353,188
Pfizer Incorporated	4.00	12-15-2036	170,000	175,097
Pfizer Incorporated	4.13	12-15-2046	420,000	432,223
Pfizer Incorporated	4.30	6-15-2043	210,000	219,470
Pharmacia Corporation	6.60	12-1-2028	350,000	442,898
Schering-Plough Corporation	6.50	12-1-2033	175,000	227,404
Schering-Plough Corporation	6.55	9-15-2037	140,000	192,621
Zoetis Incorporated	3.25	2-1-2023	420,000	416,759
Zoetis Incorporated	4.70	2-1-2043	350,000	371,012

				12,895,664

Industrials : 8.28%

Aerospace & Defense : 2.37%
Boeing Company	2.60	10-30-2025	800,000	761,236

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Boeing Company	4.88%	2-15-2020	$428,000	$447,807
Boeing Company	5.88	2-15-2040	21,000	26,635
Boeing Company	6.00	3-15-2019	210,000	217,304
Boeing Company	6.13	2-15-2033	126,000	161,151
General Dynamics Corporation	2.25	11-15-2022	350,000	337,750
General Dynamics Corporation	3.88	7-15-2021	140,000	144,747
L-3 Communications Corporation	4.95	2-15-2021	350,000	365,256
L-3 Communications Corporation	5.20	10-15-2019	350,000	362,483
Lockheed Martin Corporation	2.50	11-23-2020	260,000	257,565
Lockheed Martin Corporation	3.35	9-15-2021	175,000	177,322
Lockheed Martin Corporation	3.55	1-15-2026	700,000	700,197
Lockheed Martin Corporation	3.80	3-1-2045	350,000	328,815
Lockheed Martin Corporation	4.07	12-15-2042	229,000	225,480
Lockheed Martin Corporation	4.70	5-15-2046	350,000	378,728
Lockheed Martin Corporation	6.15	9-1-2036	122,000	153,163
Northrop Grumman Corporation	2.55	10-15-2022	1,100,000	1,063,188
Northrop Grumman Corporation	3.50	3-15-2021	210,000	212,937
Northrop Grumman Corporation	5.05	8-1-2019	59,000	61,077
Northrop Grumman Corporation	5.05	11-15-2040	70,000	77,801
Northrop Grumman Corporation	7.75	2-15-2031	210,000	284,713
Precision Castparts Corporation	2.50	1-15-2023	175,000	171,126
Precision Castparts Corporation	3.25	6-15-2025	210,000	208,811
Precision Castparts Corporation	3.90	1-15-2043	140,000	137,762
Raytheon Company	2.50	12-15-2022	245,000	239,015
Raytheon Company	4.70	12-15-2041	350,000	392,175
Raytheon Company	7.20	8-15-2027	84,000	108,078
Rockwell Collins Incorporated	3.70	12-15-2023	245,000	247,587
Rockwell Collins Incorporated	4.80	12-15-2043	175,000	186,943
Rockwell Collins Incorporated	5.25	7-15-2019	35,000	36,194
Textron Incorporated	4.30	3-1-2024	140,000	144,942
United Technologies Corporation	3.10	6-1-2022	587,000	585,019
United Technologies Corporation	3.75	11-1-2046	270,000	248,205
United Technologies Corporation	4.05	5-4-2047	1,200,000	1,160,808
United Technologies Corporation	4.50	4-15-2020	350,000	363,512

				10,975,532

Air Freight & Logistics : 0.75%
FedEx Corporation	2.63	8-1-2022	337,000	330,534
FedEx Corporation	3.88	8-1-2042	140,000	130,630
FedEx Corporation	3.90	2-1-2035	330,000	318,691
FedEx Corporation	4.00	1-15-2024	203,000	209,617
FedEx Corporation	4.55	4-1-2046	350,000	356,295
FedEx Corporation	4.90	1-15-2034	175,000	187,406
FedEx Corporation	5.10	1-15-2044	210,000	229,638
United Parcel Service Incorporated	2.35	5-16-2022	300,000	292,190
United Parcel Service Incorporated	2.45	10-1-2022	280,000	273,212
United Parcel Service Incorporated	3.13	1-15-2021	630,000	636,868
United Parcel Service Incorporated	5.13	4-1-2019	210,000	215,694
United Parcel Service Incorporated	6.20	1-15-2038	206,000	267,642

				3,448,417

Airlines : 0.28%
American Airlines Incorporated	3.20	12-15-2029	58,776	56,625
American Airlines Incorporated	3.38	11-1-2028	28,117	27,579
American Airlines Incorporated	4.95	7-15-2024	453,627	475,373
Continental Airlines Incorporated Series A	7.25	5-10-2021	88,213	94,191
Delta Air Lines Incorporated	6.82	2-10-2024	37,304	41,653
United Airlines Incorporated	4.00	10-11-2027	301,106	306,634
United Airlines Incorporated	4.30	2-15-2027	190,303	196,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Airlines (continued)
US Airways Group Incorporated	3.95%	5-15-2027	$81,132	$82,008

				1,280,313

Building Products : 0.29%
Johnson Controls International plc	3.90	2-14-2026	500,000	506,406
Johnson Controls International plc	4.25	3-1-2021	120,000	123,666
Johnson Controls International plc	5.00	3-30-2020	100,000	104,392
Masco Corporation	3.50	4-1-2021	245,000	246,416
Masco Corporation	4.38	4-1-2026	190,000	194,256
Owens Corning Incorporated	4.20	12-15-2022	149,000	153,222

				1,328,358

Commercial Services & Supplies : 0.46%
Black & Decker Corporation	3.40	12-1-2021	280,000	284,069
Cintas Corporation No. 2	3.25	6-1-2022	70,000	70,264
Pitney Bowes Incorporated	4.63	3-15-2024	350,000	324,625
Republic Services Incorporated	2.90	7-1-2026	260,000	244,896
Republic Services Incorporated	4.75	5-15-2023	210,000	222,567
Republic Services Incorporated	5.25	11-15-2021	35,000	37,455
Republic Services Incorporated	5.50	9-15-2019	87,000	90,723
Waste Management Incorporated	4.10	3-1-2045	350,000	348,183
Waste Management Incorporated	4.60	3-1-2021	140,000	146,412
Waste Management Incorporated	4.75	6-30-2020	350,000	364,826

				2,134,020

Electrical Equipment : 0.25%
Eaton Corporation	4.15	11-2-2042	350,000	344,668
Eaton Corporation	6.95	3-20-2019	140,000	145,822
Emerson Electric Company	3.15	6-1-2025	210,000	208,797
Emerson Electric Company	4.25	11-15-2020	140,000	145,465
Emerson Electric Company	4.88	10-15-2019	140,000	144,909
Roper Industries Incorporated	6.25	9-1-2019	140,000	147,127

				1,136,788

Industrial Conglomerates : 0.73%
3M Company	5.70	3-15-2037	227,000	284,640
General Electric Company	2.70	10-9-2022	700,000	677,262
General Electric Company	4.13	10-9-2042	400,000	373,798
General Electric Company	4.50	3-11-2044	200,000	198,119
Honeywell International Incorporated	2.50	11-1-2026	1,800,000	1,663,252
Honeywell International Incorporated	3.35	12-1-2023	140,000	142,357
Honeywell International Incorporated	4.25	3-1-2021	35,000	36,486

				3,375,914

Machinery : 0.64%
Caterpillar Incorporated	3.80	8-15-2042	105,000	104,485
Caterpillar Incorporated	4.30	5-15-2044	350,000	378,944
Deere & Company	2.60	6-8-2022	350,000	343,919
Deere & Company	3.90	6-9-2042	350,000	357,054
Deere & Company	5.38	10-16-2029	210,000	245,443
Dover Corporation	4.30	3-1-2021	350,000	363,832
Dover Corporation	5.38	10-15-2035	140,000	160,294
Illinois Tool Works Incorporated	3.38	9-15-2021	84,000	85,268
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	216,333
Illinois Tool Works Incorporated	4.88	9-15-2041	206,000	235,783
Illinois Tool Works Incorporated	6.25	4-1-2019	108,000	112,131
Parker Hannifin Corporation	3.50	9-15-2022	70,000	71,041
Parker Hannifin Corporation	6.25	5-15-2038	42,000	53,901

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Machinery (continued)
Stanley Black & Decker Incorporated	2.90%	11-1-2022	$245,000	$242,477

				2,970,905

Professional Services : 0.13%
Verisk Analytics Incorporated	4.00	6-15-2025	420,000	423,424
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	180,098

				603,522

Road & Rail : 1.88%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	209,353
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	212,299
Burlington Northern Santa Fe LLC	3.75	4-1-2024	350,000	359,315
Burlington Northern Santa Fe LLC	4.45	3-15-2043	210,000	222,892
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	224,599
Burlington Northern Santa Fe LLC	4.70	10-1-2019	87,000	89,881
Burlington Northern Santa Fe LLC	4.95	9-15-2041	140,000	156,484
Burlington Northern Santa Fe LLC	5.05	3-1-2041	175,000	198,037
Burlington Northern Santa Fe LLC	5.15	9-1-2043	210,000	242,438
CSX Corporation	3.40	8-1-2024	278,000	276,794
CSX Corporation	3.70	10-30-2020	175,000	178,949
CSX Corporation	4.10	3-15-2044	280,000	269,847
CSX Corporation	4.25	6-1-2021	140,000	145,037
CSX Corporation	4.40	3-1-2043	390,000	389,625
CSX Corporation	4.50	8-1-2054	350,000	342,444
CSX Corporation	4.75	5-30-2042	161,000	171,039
CSX Corporation	6.00	10-1-2036	210,000	257,804
CSX Corporation	6.22	4-30-2040	140,000	175,178
Kansas City Southern	3.00	5-15-2023	51,000	49,376
Kansas City Southern	4.30	5-15-2043	140,000	137,120
Norfolk Southern Corporation	2.90	2-15-2023	400,000	394,754
Norfolk Southern Corporation	2.90	6-15-2026	50,000	47,288
Norfolk Southern Corporation	3.00	4-1-2022	350,000	348,691
Norfolk Southern Corporation	3.15	6-1-2027	300,000	287,152
Norfolk Southern Corporation	3.85	1-15-2024	140,000	143,640
Norfolk Southern Corporation 144A	3.94	11-1-2047	700,000	679,224
Norfolk Southern Corporation	3.95	10-1-2042	384,000	369,825
Ryder System Incorporated	2.50	5-11-2020	140,000	139,012
Union Pacific Corporation	2.75	4-15-2023	200,000	197,358
Union Pacific Corporation	3.25	1-15-2025	175,000	174,596
Union Pacific Corporation	3.75	3-15-2024	140,000	143,952
Union Pacific Corporation	3.80	10-1-2051	809,000	771,621
Union Pacific Corporation	4.15	1-15-2045	175,000	180,005
Union Pacific Corporation	4.16	7-15-2022	306,000	319,355
Union Pacific Corporation	4.30	6-15-2042	175,000	183,500

				8,688,484

Trading Companies & Distributors : 0.50%
Air Lease Corporation	3.25	3-1-2025	200,000	191,805
Air Lease Corporation	3.63	12-1-2027	1,500,000	1,427,124
GATX Corporation	2.50	3-15-2019	117,000	116,619
GATX Corporation	4.85	6-1-2021	70,000	73,525
International Lease Finance Corporation	8.25	12-15-2020	200,000	225,098
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	296,551

				2,330,722

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Information Technology : 6.22%

Communications Equipment : 0.92
Cisco Systems Incorporated	2.20%	2-28-2021	$700,000	$687,651
Cisco Systems Incorporated	2.45	6-15-2020	420,000	417,484
Cisco Systems Incorporated	2.90	3-4-2021	210,000	210,451
Cisco Systems Incorporated	2.95	2-28-2026	340,000	330,542
Cisco Systems Incorporated	3.00	6-15-2022	140,000	140,109
Harris Corporation	4.40	12-15-2020	210,000	217,331
Motorola Incorporated	3.50	3-1-2023	385,000	377,782
Motorola Incorporated	7.50	5-15-2025	84,000	99,838
Qualcomm Incorporated	2.25	5-20-2020	500,000	490,702
Qualcomm Incorporated	3.45	5-20-2025	700,000	678,262
Qualcomm Incorporated	4.80	5-20-2045	620,000	619,526

				4,269,678

Electronic Equipment, Instruments & Components : 0.28%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	106,102
Amphenol Corporation	4.00	2-1-2022	210,000	215,416
Avnet Incorporated	5.88	6-15-2020	70,000	73,720
Corning Incorporated	4.25	8-15-2020	175,000	180,459
Corning Incorporated	5.75	8-15-2040	105,000	124,056
Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	220,000	221,271
Keysight Technologies Incorporated	3.30	10-30-2019	175,000	175,554
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	181,392

				1,277,970

Internet Software & Services : 0.50%
Alphabet Incorporated	3.38	2-25-2024	87,000	88,723
Alphabet Incorporated	3.63	5-19-2021	350,000	361,359
eBay Incorporated	2.60	7-15-2022	245,000	237,289
eBay Incorporated	2.75	1-30-2023	600,000	580,652
eBay Incorporated	2.88	8-1-2021	350,000	346,589
eBay Incorporated	3.25	10-15-2020	140,000	140,805
eBay Incorporated	3.45	8-1-2024	405,000	400,854
eBay Incorporated	4.00	7-15-2042	175,000	154,504

				2,310,775

IT Services : 1.21%
Fidelity National Information Services Incorporated	3.00	8-15-2026	400,000	374,444
Fidelity National Information Services Incorporated	3.50	4-15-2023	49,000	49,121
Fidelity National Information Services Incorporated	5.00	10-15-2025	195,000	209,036
Fiserv Incorporated	2.70	6-1-2020	280,000	279,201
Fiserv Incorporated	3.50	10-1-2022	280,000	282,882
Fiserv Incorporated	3.85	6-1-2025	210,000	211,992
IBM Corporation	1.63	5-15-2020	350,000	342,435
IBM Corporation	1.88	8-1-2022	280,000	265,607
IBM Corporation	3.38	8-1-2023	210,000	211,565
IBM Corporation	4.00	6-20-2042	350,000	351,980
IBM Corporation	5.88	11-29-2032	175,000	219,161
IBM Corporation	7.00	10-30-2025	210,000	260,482
Total System Services Incorporated	3.75	6-1-2023	105,000	105,264
Visa Incorporated	2.20	12-14-2020	700,000	690,737
Visa Incorporated	3.15	12-14-2025	1,020,000	999,624
Western Union Company	5.25	4-1-2020	56,000	58,298
Western Union Company	6.20	11-17-2036	122,000	128,073
Xerox Corporation	4.50	5-15-2021	400,000	409,929
Xerox Corporation	5.63	12-15-2019	140,000	146,131

				5,595,962

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Semiconductors & Semiconductor Equipment : 1.11%
Analog Devices Incorporated	2.88%	6-1-2023	$105,000	$102,080
Applied Materials Incorporated	4.30	6-15-2021	210,000	218,987
Applied Materials Incorporated	5.85	6-15-2041	140,000	173,812
Broadcom Corporation	3.88	1-15-2027	1,900,000	1,822,298
Intel Corporation	2.60	5-19-2026	220,000	207,100
Intel Corporation	4.10	5-19-2046	800,000	817,254
Intel Corporation	4.10	5-11-2047	310,000	317,143
Intel Corporation	4.25	12-15-2042	175,000	182,248
Intel Corporation	4.90	7-29-2045	230,000	264,253
Lam Research Corporation	2.80	6-15-2021	350,000	347,173
Texas Instruments Incorporated	1.65	8-3-2019	175,000	173,017
Texas Instruments Incorporated	2.25	5-1-2023	175,000	167,253
Xilinx Incorporated	2.13	3-15-2019	175,000	174,265
Xilinx Incorporated	3.00	3-15-2021	175,000	174,327

				5,141,210

Software : 1.05%
Adobe Systems Incorporated	4.75	2-1-2020	227,000	235,929
Autodesk Incorporated	3.60	12-15-2022	175,000	175,374
CA Incorporated	5.38	12-1-2019	350,000	364,401
Microsoft Corporation	2.00	11-3-2020	490,000	482,246
Microsoft Corporation	3.00	10-1-2020	280,000	283,242
Microsoft Corporation	3.75	5-1-2043	33,000	32,954
Microsoft Corporation	3.75	2-12-2045	350,000	344,471
Microsoft Corporation	4.00	2-12-2055	350,000	349,364
Microsoft Corporation	4.50	2-6-2057	250,000	274,465
Microsoft Corporation	4.88	12-15-2043	140,000	160,093
Microsoft Corporation	5.20	6-1-2039	77,000	91,964
Oracle Corporation	2.80	7-8-2021	250,000	249,538
Oracle Corporation	3.88	7-15-2020	245,000	252,113
Oracle Corporation	4.00	7-15-2046	350,000	345,845
Oracle Corporation	4.30	7-8-2034	175,000	184,624
Oracle Corporation	4.38	5-15-2055	200,000	208,360
Oracle Corporation	4.50	7-8-2044	350,000	376,300
Oracle Corporation	6.13	7-8-2039	140,000	183,111
Oracle Corporation	6.50	4-15-2038	175,000	237,108

				4,831,502

Technology Hardware, Storage & Peripherals : 1.15%
Apple Incorporated	3.20	5-11-2027	750,000	730,884
Apple Incorporated	3.25	2-23-2026	475,000	467,443
Apple Incorporated	3.35	2-9-2027	200,000	197,110
Apple Incorporated	4.38	5-13-2045	350,000	366,757
Apple Incorporated	4.65	2-23-2046	200,000	218,039
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	400,000	408,223
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	700,000	885,634
Hewlett Packard Enterprise Company	4.40	10-15-2022	200,000	207,391
Hewlett Packard Enterprise Company	4.90	10-15-2025	700,000	725,644
Hewlett Packard Enterprise Company	6.35	10-15-2045	525,000	554,393
Hewlett-Packard Company	3.75	12-1-2020	29,000	29,526
Hewlett-Packard Company	4.05	9-15-2022	175,000	179,815
Hewlett-Packard Company	6.00	9-15-2041	332,000	352,668

				5,323,527

Materials : 3.09%

Chemicals : 2.04%
Air Products & Chemicals Incorporated	3.00	11-3-2021	175,000	174,903

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Air Products & Chemicals Incorporated	3.35%	7-31-2024	$245,000	$247,236
Air Products & Chemicals Incorporated	4.38	8-21-2019	105,000	107,814
Dow Chemical Company	3.50	10-1-2024	175,000	174,101
Dow Chemical Company	4.13	11-15-2021	350,00	362,314
Dow Chemical Company	4.25	10-1-2034	175,000	175,973
Dow Chemical Company	4.63	10-1-2044	400,000	411,016
Dow Chemical Company	5.25	11-15-2041	175,000	191,587
Dow Chemical Company	8.55	5-15-2019	458,000	489,265
E.I. du Pont de Nemours & Company	2.80	2-15-2023	210,000	206,398
E.I. du Pont de Nemours & Company	3.63	1-15-2021	350,000	357,111
E.I. du Pont de Nemours & Company	4.15	2-15-2043	910,000	895,640
E.I. du Pont de Nemours & Company	4.50	8-15-2019	280,000	287,993
E.I. du Pont de Nemours & Company	4.63	1-15-2020	140,000	145,077
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	322,747
E.I. du Pont de Nemours & Company	6.50	1-15-2028	175,000	214,639
Eastman Chemical Company	2.70	1-15-2020	210,000	209,400
Eastman Chemical Company	3.60	8-15-2022	280,000	283,293
Eastman Chemical Company	4.80	9-1-2042	140,000	147,995
Ecolab Incorporated	4.35	12-8-2021	286,000	298,777
Ecolab Incorporated	5.50	12-8-2041	210,000	247,901
Monsanto Company	3.38	7-15-2024	200,000	198,213
Monsanto Company	4.70	7-15-2064	210,000	208,760
Monsanto Company	5.50	8-15-2025	70,000	77,475
Mosaic Company	3.75	11-15-2021	80,000	80,740
Mosaic Company	4.25	11-15-2023	297,000	305,353
Mosaic Company	5.45	11-15-2033	213,000	225,030
Mosaic Company	5.63	11-15-2043	175,000	183,255
Praxair Incorporated	2.45	2-15-2022	140,000	137,477
Praxair Incorporated	2.70	2-21-2023	105,000	103,152
Praxair Incorporated	4.05	3-15-2021	140,000	144,590
RPM International Incorporated	6.13	10-15-2019	140,000	146,951
The Sherwin-Williams Company	3.13	6-1-2024	1,200,000	1,166,930
The Sherwin-Williams Company	3.45	8-1-2025	400,000	391,126
The Sherwin-Williams Company	4.00	12-15-2042	92,000	86,316

				9,406,548

Containers & Packaging : 0.07%
Bemis Company Incorporated	6.80	8-1-2019	7,000	7,384
Packaging Corporation of America	3.65	9-15-2024	175,000	176,118
Packaging Corporation of America	3.90	6-15-2022	140,000	143,550

				327,052

Metals & Mining : 0.45%
Barrick Gold Finance Company LLC	4.40	5-30-2021	101,000	105,376
Barrick Gold Finance Company LLC	5.70	5-30-2041	210,000	244,308
Newmont Mining Corporation	3.50	3-15-2022	420,000	421,123
Newmont Mining Corporation	4.88	3-15-2042	350,000	370,054
Nucor Corporation	4.00	8-1-2023	132,000	136,298
Nucor Corporation	5.20	8-1-2043	140,000	160,936
Nucor Corporation	6.40	12-1-2037	140,000	179,212
Southern Copper Corporation	5.38	4-16-2020	63,000	65,944
Southern Copper Corporation	6.75	4-16-2040	308,000	384,360

				2,067,611

Paper & Forest Products : 0.53%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	174,017
International Paper Company	3.00	2-15-2027	1,060,000	989,814
International Paper Company	3.65	6-15-2024	350,000	351,614
International Paper Company	4.75	2-15-2022	52,000	54,780
International Paper Company	4.80	6-15-2044	175,000	182,089
International Paper Company	7.30	11-15-2039	175,000	234,997

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Paper & Forest Products (continued)
International Paper Company	7.50%	8-15-2021	$214,000	$244,350
MeadWestvaco Corporation	7.95	2-15-2031	35,000	46,888
Plum Creek Timberlands LP	3.25	3-15-2023	192,000	190,689

				2,469,238

Real Estate : 4.16%

Equity REITs : 4.16%
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	525,000	534,820
American Campus Communities Incorporated	3.75	4-15-2023	70,000	70,168
American Tower Corporation	3.45	9-15-2021	350,000	352,371
American Tower Corporation	3.50	1-31-2023	295,000	295,096
American Tower Corporation	4.00	6-1-2025	350,000	350,156
American Tower Corporation	5.00	2-15-2024	245,000	261,283
American Tower Corporation	5.05	9-1-2020	350,000	365,936
AvalonBay Communities Incorporated	2.95	9-15-2022	245,000	242,452
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	139,396
AvalonBay Communities Incorporated	3.50	11-15-2024	105,000	105,509
AvalonBay Communities Incorporated	3.63	10-1-2020	140,000	142,375
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	182,700
Boston Properties LP	2.75	10-1-2026	1,100,000	1,017,913
Boston Properties LP	3.13	9-1-2023	105,000	103,144
Boston Properties LP	3.80	2-1-2024	300,000	305,135
Boston Properties LP	3.85	2-1-2023	200,000	204,764
Boston Properties LP	4.13	5-15-2021	210,000	216,677
Boston Properties LP	5.63	11-15-2020	380,000	404,933
Boston Properties LP	5.88	10-15-2019	350,000	365,399
Corporate Office Properties LP	3.60	5-15-2023	70,000	69,072
Corporate Office Properties LP	3.70	6-15-2021	350,000	351,443
Crown Castle International Corporation	3.70	6-15-2026	350,000	337,612
Crown Castle International Corporation	4.75	5-15-2047	700,000	701,937
Crown Castle International Corporation	4.88	4-15-2022	50,000	52,539
Crown Castle International Corporation	5.25	1-15-2023	350,000	375,118
DDR Corporation	4.63	7-15-2022	175,000	182,134
Digital Realty Trust LP	3.63	10-1-2022	140,000	141,552
Digital Realty Trust LP	3.95	7-1-2022	140,000	143,811
Digital Realty Trust LP	5.25	3-15-2021	70,000	74,099
Digital Realty Trust LP	5.88	2-1-2020	210,000	220,377
Duke Realty LP	3.75	12-1-2024	455,000	460,352
Entertainment Properties Trust	5.75	8-15-2022	105,000	112,267
Equity One Incorporated	3.75	11-15-2022	175,000	176,102
ERP Operating LP	4.63	12-15-2021	419,000	441,848
Essex Portfolio LP	3.25	5-1-2023	70,000	69,020
Federal Realty Investment Trust	4.50	12-1-2044	175,000	181,016
HCP Incorporated	3.15	8-1-2022	70,000	69,607
HCP Incorporated	3.88	8-15-2024	300,000	300,717
HCP Incorporated	4.25	11-15-2023	195,000	201,043
HCP Incorporated	5.38	2-1-2021	45,000	47,595
HCP Incorporated	6.75	2-1-2041	95,000	120,854
Health Care REIT Incorporated	4.00	6-1-2025	210,000	211,798
Health Care REIT Incorporated	4.13	4-1-2019	175,000	176,934
Health Care REIT Incorporated	4.50	1-15-2024	140,000	145,662
Health Care REIT Incorporated	6.50	3-15-2041	140,000	176,798
Hospitality Properties Trust	4.65	3-15-2024	350,000	360,222
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	69,662
Host Hotels & Resorts Company	4.75	3-1-2023	175,000	182,668
Host Hotels & Resorts Company	6.00	10-1-2021	350,000	378,882
Kilroy Realty Corporation	3.80	1-15-2023	175,000	176,363
Kimco Realty Corporation	2.80	10-1-2026	350,000	318,440
Kimco Realty Corporation	6.88	10-1-2019	70,000	74,390
Liberty Property LP	4.40	2-15-2024	109,000	113,718
Liberty Property LP	4.75	10-1-2020	175,000	182,436

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
Mid-America Apartments LP	4.30%	10-15-2023	$35,000	$36,274
National Retail Properties Incorporated	3.30	4-15-2023	70,000	69,201
National Retail Properties Incorporated	3.80	10-15-2022	70,000	71,198
Realty Income Corporation	3.88	7-15-2024	350,000	354,881
Realty Income Corporation	4.65	8-1-2023	210,000	221,529
Simon Property Group LP	3.30	1-15-2026	410,000	398,783
Simon Property Group LP	3.38	3-15-2022	350,000	353,939
Simon Property Group LP	3.75	2-1-2024	175,000	178,427
Simon Property Group LP	4.13	12-1-2021	210,000	217,619
Simon Property Group LP	4.38	3-1-2021	350,000	363,439
Simon Property Group LP	4.75	3-15-2042	175,000	186,735
Simon Property Group LP	6.75	2-1-2040	245,000	327,020
UDR Incorporated	3.70	10-1-2020	175,000	178,247
UDR Incorporated	4.63	1-10-2022	70,000	73,139
Ventas Realty LP	3.85	4-1-2027	800,000	786,884
Ventas Realty LP	4.25	3-1-2022	700,000	721,154
Ventas Realty LP	4.75	6-1-2021	105,000	109,640
Ventas Realty LP	5.70	9-30-2043	175,000	203,123
VEREIT Operating Partnership LP	4.13	6-1-2021	80,000	81,983
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	100,539
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	121,249
Welltower Incorporated	5.25	1-15-2022	70,000	74,670
Weyerhaeuser Company	4.63	9-15-2023	210,000	222,599
Weyerhaeuser Company	7.38	10-1-2019	70,000	74,981
Weyerhaeuser Company	7.38	3-15-2032	200,000	263,137
WP Carey Incorporated	4.60	4-1-2024	350,000	362,214

				19,210,919

Telecommunication Services : 0.88%

Diversified Telecommunication Services : 0.81%
AT&T Incorporated	3.00	2-15-2022	200,000	197,625
AT&T Incorporated	3.90	3-11-2024	350,000	352,989
AT&T Incorporated	4.30	12-15-2042	350,000	318,748
AT&T Incorporated	4.50	5-15-2035	230,000	222,308
AT&T Incorporated	5.00	3-1-2021	200,000	210,436
AT&T Incorporated	5.15	3-15-2042	350,000	353,800
AT&T Incorporated	6.00	8-15-2040	280,000	310,896
Verizon Communications Incorporated	3.85	11-1-2042	260,000	226,588
Verizon Communications Incorporated	4.67	3-15-2055	655,000	611,733
Verizon Communications Incorporated	4.75	11-1-2041	350,000	348,409
Verizon Communications Incorporated	4.86	8-21-2046	581,000	576,059

				3,729,591

Wireless Telecommunication Services : 0.07%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	352,647

Utilities : 6.74%

Electric Utilities : 4.93%
Alabama Power Company	3.55	12-1-2023	175,000	177,315
Alabama Power Company	3.85	12-1-2042	140,000	137,586
Alabama Power Company	4.15	8-15-2044	105,000	107,975
American Electric Power Company Incorporated	2.95	12-15-2022	740,000	730,848
Appalachian Power Company	3.40	6-1-2025	175,000	173,450
Appalachian Power Company	4.45	6-1-2045	175,000	183,379
Appalachian Power Company	7.00	4-1-2038	70,000	95,747
Arizona Public Service Company	3.15	5-15-2025	105,000	102,826
Arizona Public Service Company	4.50	4-1-2042	70,000	75,096
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	46,017
Carolina Power & Light Company	2.80	5-15-2022	175,000	173,803
CenterPoint Energy Houston	2.25	8-1-2022	210,000	201,959

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
CenterPoint Energy Houston	3.55%	8-1-2042	$175,000	$165,816
CenterPoint Energy Houston	4.50	4-1-2044	175,000	191,241
Commonwealth Edison Company	3.80	10-1-2042	70,000	68,539
Commonwealth Edison Company	4.70	1-15-2044	175,000	197,535
Commonwealth Edison Company	5.90	3-15-2036	175,000	218,120
Connecticut Light & Power Company	4.15	6-1-2045	87,000	89,826
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	350,000	373,673
Consolidated Edison Company of New York Incorporated	6.20	6-15-2036	200,000	254,798
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	226,762
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	210,000	288,728
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	175,000	179,228
Consolidated Edison Company of New York Incorporated Series C	4.30	12-1-2056	245,000	251,468
DTE Electric Company	3.65	3-15-2024	105,000	108,082
Duke Energy Carolinas LLC	3.70	12-1-2047	200,000	190,255
Duke Energy Carolinas LLC	4.30	6-15-2020	50,000	51,704
Duke Energy Corporation	3.05	8-15-2022	70,000	69,439
Duke Energy Corporation	3.95	10-15-2023	140,000	143,607
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	68,879
Duke Energy Indiana Incorporated	3.75	5-15-2046	175,000	166,612
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	118,834
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	60,163
Duke Energy Progress Incorporated	3.00	9-15-2021	175,000	175,721
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	106,719
Duke Energy Progress Incorporated	4.15	12-1-2044	175,000	179,180
Duke Energy Progress Incorporated	4.38	3-30-2044	175,000	185,798
Emera US Finance LP	3.55	6-15-2026	200,000	192,542
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	178,823
Entergy Corporation	5.13	9-15-2020	175,000	183,288
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	94,944
Entergy Louisiana LLC	5.40	11-1-2024	175,000	193,823
Exelon Corporation	4.95	6-15-2035	140,000	153,175
Exelon Corporation	5.10	6-15-2045	280,000	313,006
Exelon Generation Company LLC	4.25	6-15-2022	157,000	162,132
FirstEnergy Corporation	4.25	3-15-2023	168,000	172,909
Florida Power & Light Company	3.25	6-1-2024	350,000	351,927
Florida Power & Light Company	4.05	6-1-2042	175,000	181,003
Florida Power & Light Company	5.25	2-1-2041	140,000	167,820
Florida Power & Light Company	5.95	2-1-2038	224,000	286,663
Florida Power & Light Company	5.96	4-1-2039	175,000	224,982
Florida Power Corporation	5.65	4-1-2040	87,000	108,227
Georgia Power Company	4.30	3-15-2042	175,000	178,460
Georgia Power Company	4.30	3-15-2043	245,000	246,773
Georgia Power Company	5.40	6-1-2040	175,000	203,517
Georgia Power Company	5.95	2-1-2039	175,000	213,947
Great Plains Energy Incorporated	4.85	6-1-2021	35,000	36,511
Interstate Power & Light Company	6.25	7-15-2039	21,000	26,840
Kansas City Power & Light Company	3.15	3-15-2023	140,000	138,865
Kansas City Power & Light Company	7.15	4-1-2019	140,000	146,411
Kentucky Utilities Company	3.25	11-1-2020	175,000	175,768
LG&E & KU Energy LLC	3.75	11-15-2020	70,000	71,253
MidAmerican Energy Holdings Company	4.80	9-15-2043	210,000	237,752
MidAmerican Energy Holdings Company	5.95	5-15-2037	210,000	262,041
MidAmerican Energy Holdings Company	6.13	4-1-2036	140,000	178,200
MidAmerican Energy Holdings Company	6.75	12-30-2031	105,000	137,352
Nevada Power Company	6.75	7-1-2037	140,000	188,390
NiSource Finance Corporation	5.65	2-1-2045	140,000	166,385
Northeast Utilities	2.80	5-1-2023	122,000	118,371
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	169,185
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	102,528
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	162,582
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	33,582
Northern States Power Company of Minnesota	6.20	7-1-2037	210,000	275,023
NSTAR Electric Company	2.38	10-15-2022	140,000	135,437

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
NSTAR Electric Company	5.50%	3-15-2040	$70,000	$84,863
Oglethorpe Power Corporation	5.38	11-1-2040	210,000	234,969
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	126,700
Ohio Edison Company	6.88	7-15-2036	175,000	230,692
Ohio Power Company	5.38	10-1-2021	45,000	48,680
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	151,950
Oncor Electric Delivery Company LLC	5.25	9-30-2040	175,000	206,661
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	161,442
Oncor Electric Delivery Company LLC	7.50	9-1-2038	140,000	201,189
PacifiCorp	3.60	4-1-2024	175,000	178,903
PacifiCorp	4.10	2-1-2042	70,000	71,255
PacifiCorp	5.75	4-1-2037	175,000	216,977
PECO Energy Company	4.15	10-1-2044	245,000	254,073
Potomac Electric Power Company	3.60	3-15-2024	175,000	178,695
Potomac Electric Power Company	6.50	11-15-2037	140,000	186,033
PPL Capital Funding Incorporated	3.95	3-15-2024	175,000	178,684
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	145,298
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	91,826
PPL Electric Utilities	4.75	7-15-2043	105,000	118,368
PPL Electric Utilities	6.25	5-15-2039	31,000	40,473
Progress Energy Incorporated	4.10	5-15-2042	175,000	178,614
PSEG Power LLC	5.13	4-15-2020	196,000	204,739
PSEG Power LLC	8.63	4-15-2031	75,000	97,625
Public Service Company of Colorado	2.25	9-15-2022	70,000	67,535
Public Service Company of Colorado	3.20	11-15-2020	210,000	212,426
Public Service Company of Colorado	3.60	9-15-2042	140,000	133,856
Public Service Company of Colorado	4.30	3-15-2044	175,000	183,974
Public Service Company of Colorado	5.13	6-1-2019	145,000	149,451
Public Service Company of New Hampshire	3.50	11-1-2023	210,000	213,363
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	135,034
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	168,545
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	137,303
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	70,407
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	86,257
South Carolina Electric & Gas Company	5.10	6-1-2065	500,000	525,680
Southern California Edison Company	3.88	6-1-2021	449,000	462,084
Southern California Edison Company	3.90	3-15-2043	105,000	103,685
Southern California Edison Company	4.05	3-15-2042	350,000	353,678
Southern California Edison Company	5.35	7-15-2035	126,000	147,622
Southern California Edison Company	5.50	3-15-2040	140,000	170,869
Southern California Edison Company	6.00	1-15-2034	70,000	86,351
Southern Company	2.75	6-15-2020	175,000	173,706
Southern Company	2.95	7-1-2023	200,000	194,160
Southwestern Electric Power Company	6.20	3-15-2040	35,000	44,384
TXU Electric Delivery Company	7.25	1-15-2033	52,000	71,439
Union Electric Company	3.90	9-15-2042	175,000	174,155
Union Electric Company	8.45	3-15-2039	56,000	87,676
Virginia Electric & Power Company	3.10	5-15-2025	70,000	68,284
Virginia Electric & Power Company	3.45	2-15-2024	105,000	105,850
Virginia Electric & Power Company	4.00	1-15-2043	227,000	225,117
Virginia Electric & Power Company	4.00	11-15-2046	270,000	268,349
Virginia Electric & Power Company	4.20	5-15-2045	105,000	107,345
Virginia Electric & Power Company	4.45	2-15-2044	105,000	111,082
Virginia Electric & Power Company	5.00	6-30-2019	140,000	144,235
Virginia Electric & Power Company	6.00	1-15-2036	70,000	86,608
Westar Energy Incorporated	4.10	4-1-2043	210,000	213,861
Westar Energy Incorporated	4.13	3-1-2042	350,000	356,086
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	81,457
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	127,413
Wisconsin Power & Light Company	6.38	8-15-2037	175,000	228,495

				22,773,696

Gas Utilities : 0.29%
Atmos Energy Corporation	4.13	10-15-2044	245,000	249,738

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities (continued)
Atmos Energy Corporation	4.15%	1-15-2043	$113,000	$116,679
Atmos Energy Corporation	5.50	6-15-2041	42,000	50,405
Atmos Energy Corporation	8.50	3-15-2019	175,000	185,460
CenterPoint Energy Resources Corporation	4.50	1-15-2021	45,000	46,556
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	93,981
National Fuel Gas Company	3.75	3-1-2023	218,000	216,578
One Gas Incorporated	3.61	2-1-2024	70,000	70,949
One Gas Incorporated	4.66	2-1-2044	35,000	38,277
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	38,050
Southern California Gas Company	3.75	9-15-2042	140,000	136,790
Southern California Gas Company	5.13	11-15-2040	70,000	81,864

				1,325,327

Independent Power & Renewable Electricity Producers : 0.02%
Constellation Energy Group Incorporated	5.15	12-1-2020	70,000	73,308

Multi-Utilities : 1.46%
Berkshire Hathaway Energy	5.15	11-15-2043	280,000	323,900
Black Hills Corporation	4.25	11-30-2023	210,000	215,847
CMS Energy Corporation	5.05	3-15-2022	245,000	259,699
Consumers Energy Company	3.95	5-15-2043	140,000	141,139
Consumers Energy Company	6.70	9-15-2019	100,000	105,868
Dominion Resources Incorporated	2.50	12-1-2019	132,000	130,913
Dominion Resources Incorporated	2.75	9-15-2022	210,000	203,201
Dominion Resources Incorporated	3.63	12-1-2024	210,000	209,807
Dominion Resources Incorporated	4.05	9-15-2042	175,000	167,080
Dominion Resources Incorporated	4.45	3-15-2021	70,000	72,431
Dominion Resources Incorporated	4.70	12-1-2044	175,000	183,637
Dominion Resources Incorporated	4.90	8-1-2041	42,000	45,062
Dominion Resources Incorporated	5.95	6-15-2035	157,000	188,317
DTE Energy Company	2.40	12-1-2019	210,000	208,431
DTE Energy Company	3.30	6-15-2022	70,000	69,752
DTE Energy Company	3.85	12-1-2023	170,000	173,647
Eversource Energy	4.50	11-15-2019	70,000	72,005
Pacific Gas & Electric Company	2.45	8-15-2022	175,000	168,221
Pacific Gas & Electric Company	2.95	3-1-2026	350,000	325,801
Pacific Gas & Electric Company	3.40	8-15-2024	205,000	200,821
Pacific Gas & Electric Company	3.50	6-15-2025	105,000	102,476
Pacific Gas & Electric Company	3.75	8-15-2042	140,000	123,351
Pacific Gas & Electric Company	4.30	3-15-2045	140,000	134,757
Pacific Gas & Electric Company	5.13	11-15-2043	175,000	188,864
Pacific Gas & Electric Company	5.40	1-15-2040	310,000	344,783
Pacific Gas & Electric Company	6.35	2-15-2038	70,000	85,966
Puget Energy Incorporated	3.65	5-15-2025	140,000	139,238
Puget Energy Incorporated	6.00	9-1-2021	175,000	190,529
Puget Sound Energy Incorporated	5.80	3-15-2040	35,000	44,095
Puget Sound Energy Incorporated	6.27	3-15-2037	231,000	295,924
San Diego Gas & Electric Company	3.00	8-15-2021	300,000	301,572
San Diego Gas & Electric Company	6.00	6-1-2039	371,000	477,058
Sempra Energy	2.88	10-1-2022	140,000	137,613
Sempra Energy	3.25	6-15-2027	300,000	286,655
WEC Energy Group Incorporated	2.45	6-15-2020	105,000	104,337
WEC Energy Group Incorporated	3.55	6-15-2025	140,000	140,091
Xcel Energy Incorporated	4.70	5-15-2020	175,000	180,347

				6,743,235

Water Utilities : 0.04%
American Water Capital Corporation	3.40	3-1-2025	210,000	209,542

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Total Corporate Bonds and Notes (Cost $365,634,399)				$369,448,951

Yankee Corporate Bonds and Notes : 19.06%

Consumer Discretionary : 0.17%

Auto Components : 0.04%
Magna International Incorporated	4.15%	10-1-2025	$175,000	179,923

Media : 0.13%
WPP Finance 2010	3.63	9-7-2022	245,000	247,270
WPP Finance 2010	3.75	9-19-2024	200,000	200,066
WPP Finance 2010	5.63	11-15-2043	140,000	155,004

				602,340

Consumer Staples : 0.22%

Beverages : 0.22%
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	307,401
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	206,864
Diageo Capital plc	2.63	4-29-2023	210,000	203,837
Diageo Capital plc	3.88	4-29-2043	161,000	160,885
Diageo Capital plc	5.88	9-30-2036	122,000	153,688

				1,032,675

Energy : 1.98%

Oil, Gas & Consumable Fuels : 1.98%
BP Capital Markets plc	2.24	5-10-2019	280,000	278,897
BP Capital Markets plc	3.25	5-6-2022	525,000	527,788
BP Capital Markets plc	3.81	2-10-2024	350,000	358,566
BP Capital Markets plc	4.50	10-1-2020	350,000	363,606
BP Capital Markets plc	4.75	3-10-2019	315,000	322,150
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	208,895
Canadian Natural Resources Limited	6.25	3-15-2038	1,150,000	1,386,134
Canadian National Resources Limited	6.75	2-1-2039	110,000	138,065
Cenovus Energy Incorporated	3.00	8-15-2022	145,000	140,585
Cenovus Energy Incorporated	4.25	4-15-2027	800,000	781,799
Cenovus Energy Incorporated	4.45	9-15-2042	320,000	284,426
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	207,556
Cenovus Energy Incorporated	6.75	11-15-2039	240,000	275,203
Husky Energy Incorporated	4.00	4-15-2024	350,000	354,731
Husky Energy Incorporated	6.80	9-15-2037	70,000	88,115
Petro-Canada	5.95	5-15-2035	140,000	169,174
Suncor Energy Incorporated	5.95	12-1-2034	52,000	63,004
Total Capital Canada Limited	2.75	7-15-2023	245,000	240,050
Total Capital International SA	2.70	1-25-2023	385,000	376,851
Total Capital International SA	2.88	2-17-2022	175,000	173,700
Total Capital International SA	3.75	4-10-2024	350,000	359,483
Total Capital SA	4.13	1-28-2021	70,000	72,455
Total Capital SA	4.45	6-24-2020	350,000	363,207
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	179,193
TransCanada PipeLines Limited	3.80	10-1-2020	210,000	214,874
TransCanada PipeLines Limited	5.00	10-16-2043	350,000	386,714
TransCanada PipeLines Limited	5.60	3-31-2034	70,000	80,642
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	259,886
TransCanada PipeLines Limited	7.63	1-15-2039	350,000	497,515

				9,153,264

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Financials : 11.66%

Banks 9.64%
Australia & New Zealand Banking Group Limited	2.25%	6-13-2019	$700,000	$696,101
Australia & New Zealand Banking Group Limited	2.70	11-16-2020	1,100,000	1,091,682
Bancolombia SA	5.95	6-3-2021	200,000	214,250
Bank of Montreal	1.50	7-18-2019	800,000	786,984
Bank of Montreal	1.75	9-11-2019	300,000	296,037
Bank of Montreal	1.90	8-27-2021	470,000	451,894
Bank of Montreal	2.55	11-6-2022	700,000	679,658
Bank of Nova Scotia	2.45	9-19-2022	1,200,000	1,161,148
Bank of Nova Scotia	2.80	7-21-2021	900,000	894,167
Bank of Nova Scotia	4.38	1-13-2021	350,000	364,275
Barclays plc	2.75	11-8-2019	2,000	1,988
Barclays plc	2.88	6-8-2020	300,000	297,219
Barclays plc	3.25	1-12-2021	500,000	496,488
Barclays plc	4.38	1-12-2026	800,000	800,845
Barclays plc	5.25	8-17-2045	500,000	536,228
BNP Paribas	3.25	3-3-2023	300,000	298,747
BNP Paribas	4.25	10-15-2024	400,000	410,141
BNP Paribas	5.00	1-15-2021	1,105,000	1,161,464
BPCE SA	2.75	12-2-2021	330,000	323,060
BPCE SA	4.00	4-15-2024	500,000	510,092
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	757,995
Credit Suisse Group Funding Limited	3.45	4-16-2021	250,000	250,681
Credit Suisse Group Funding Limited	3.75	3-26-2025	700,000	691,026
Credit Suisse Group Funding Limited	4.55	4-17-2026	750,000	777,621
Credit Suisse Group Funding Limited	4.88	5-15-2045	500,000	528,678
Deutsche Bank AG	3.13	1-13-2021	350,000	346,958
HSBC Holdings plc	3.90	5-25-2026	700,000	700,599
HSBC Holdings plc	4.00	3-30-2022	200,000	204,954
HSBC Holdings plc (3 Month LIBOR +1.55%) ±	4.04	3-13-2028	500,000	501,995
HSBC Holdings plc	4.88	1-14-2022	175,000	184,411
HSBC Holdings plc	6.10	1-14-2042	280,000	361,065
HSBC Holdings plc	6.50	5-2-2036	200,000	246,300
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	533,203
Lloyds Banking Group plc (3 Month LIBOR +1.21%) ±	3.57	11-7-2028	800,000	759,112
Lloyds Banking Group plc	4.50	11-4-2024	1,200,000	1,218,362
Lloyds Banking Group plc	4.58	12-10-2025	250,000	252,992
Lloyds Banking Group plc	5.30	12-1-2045	300,000	328,250
Mitsubishi UFJ Financial Group Incorporated	2.19	9-13-2021	1,300,000	1,259,575
Mitsubishi UFJ Financial Group Incorporated	2.76	9-13-2026	560,000	518,070
Mitsubishi UFJ Financial Group Incorporated	2.95	3-1-2021	612,000	610,452
Mitsubishi UFJ Financial Group Incorporated	3.85	3-1-2026	525,000	528,628
Mizuho Financial Group	2.95	2-28-2022	750,000	736,873
Mizuho Financial Group	3.17	9-11-2027	1,600,000	1,514,736
National Australia Bank Limited	2.50	7-12-2026	1,050,000	962,395
National Australia Bank Limited	3.00	1-20-2023	350,000	344,535
NIBC Bank NV	4.88	11-19-2019	560,000	579,231
Rabobank Nederland NV	3.88	2-8-2022	750,000	766,669
Rabobank Nederland NV	4.50	1-11-2021	350,000	364,011
Rabobank Nederland NV	5.75	12-1-2043	250,000	296,830
Royal Bank of Canada	2.15	3-15-2019	350,000	348,689
Royal Bank of Canada	2.15	3-6-2020	300,000	296,351
Royal Bank of Canada	2.50	1-19-2021	350,000	346,423
Royal Bank of Canada	4.65	1-27-2026	700,000	726,198
Royal Bank of Scotland Group plc	3.88	9-12-2023	1,200,000	1,193,665
Royal Bank of Scotland Group plc	4.80	4-5-2026	1,300,000	1,346,608
Santander UK plc	2.35	9-10-2019	240,000	238,640
Santander UK plc	2.50	3-14-2019	1,300,000	1,298,505
Santander UK plc	4.00	3-13-2024	525,000	535,549
Skandinaviska Enskilda	2.63	3-15-2021	500,000	493,346
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	750,000	744,962
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	256,473

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Sumitomo Mitsui Financial Group	3.01%	10-19-2026	$655,000	$616,963
Sumitomo Mitsui Financial Group	3.78	3-9-2026	700,000	700,263
Svenska Handelsbanken AB	1.88	9-7-2021	500,000	478,156
Svenska Handelsbanken AB	2.25	6-17-2019	250,000	248,592
Svenska Handelsbanken AB	2.45	3-30-2021	1,750,000	1,715,922
Toronto Dominion Bank	1.80	7-13-2021	1,000,000	962,099
Toronto Dominion Bank	2.13	7-2-2019	350,000	347,912
Toronto Dominion Bank	2.50	12-14-2020	560,000	554,777
Toronto Dominion Bank (5 Year USD Swap +2.21%) ±	3.63	9-15-2031	525,000	505,109
Westpac Banking Corporation	2.10	5-13-2021	350,000	340,194
Westpac Banking Corporation	2.15	3-6-2020	290,000	286,239
Westpac Banking Corporation	2.30	5-26-2020	700,000	690,818
Westpac Banking Corporation	2.85	5-13-2026	700,000	658,356

				44,529,484

Capital Markets : 0.53%
Deutsche Bank AG	3.70	5-30-2024	1,500,000	1,462,445
Invesco Finance plc	4.00	1-30-2024	175,000	180,435
Invesco Finance plc	5.38	11-30-2043	175,000	203,147
Nomura Holdings Incorporated	2.75	3-19-2019	350,000	350,076
Nomura Holdings Incorporated	6.70	3-4-2020	249,000	266,949

				2,463,052

Diversified Financial Services : 1.34%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	159,332
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	208,159
BHP Billiton Finance USA Limited	5.00	9-30-2043	350,000	403,104
Burlington Resources Finance Company	7.20	8-15-2031	350,000	458,445
ConocoPhillips Canada Funding Company	5.95	10-15-2036	210,000	259,810
GE Capital International Funding Company	2.34	11-15-2020	1,200,000	1,173,913
GE Capital International Funding Company	3.37	11-15-2025	550,000	528,653
Shell International Finance BV	2.25	1-6-2023	175,000	167,610
Shell International Finance BV	2.38	8-21-2022	175,000	170,270
Shell International Finance BV	2.88	5-10-2026	230,000	220,337
Shell International Finance BV	3.25	5-11-2025	350,000	345,670
Shell International Finance BV	3.40	8-12-2023	175,000	176,681
Shell International Finance BV	3.63	8-21-2042	175,000	163,471
Shell International Finance BV	4.13	5-11-2035	350,000	361,012
Shell International Finance BV	4.38	3-25-2020	350,000	361,677
Shell International Finance BV	6.38	12-15-2038	245,000	323,606
UBS AG	2.35	3-26-2020	500,000	494,428
UBS AG	2.38	8-14-2019	225,000	223,637

				6,199,815

Insurance : 0.15%
Aon plc	4.00	11-27-2023	105,000	107,871
Aon plc	4.60	6-14-2044	420,000	434,127
XLIT Limited	5.25	12-15-2043	140,000	154,057

				696,055

Health Care : 1.00%

Health Care Equipment & Supplies : 0.08%
Covidien International Finance SA	6.55	10-15-2037	280,000	368,312

Pharmaceuticals : 0.92%
Actavis Funding SCS	3.85	6-15-2024	350,000	349,678
Actavis Funding SCS	4.85	6-15-2044	350,000	352,437
Allergan Funding Company	2.45	6-15-2019	310,000	308,685
AstraZeneca plc	1.95	9-18-2019	200,000	197,808

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
AstraZeneca plc	2.38%	11-16-2020	$350,000	$345,317
AstraZeneca plc	3.38	11-16-2025	500,000	492,003
AstraZeneca plc	4.00	9-18-2042	385,000	369,174
AstraZeneca plc	4.38	11-16-2045	200,000	201,610
AstraZeneca plc	6.45	9-15-2037	180,000	230,464
Mylan NV	3.95	6-15-2026	700,000	677,062
Shire plc ADR	1.90	9-23-2019	190,000	187,061
Shire plc ADR	3.20	9-23-2026	560,000	520,859

				4,232,158

Industrials : 0.78%

Aerospace & Defense : 0.07%
Embraer Netherlands Finance BV	5.05	6-15-2025	290,000	300,730

Industrial Conglomerates : 0.20%
Koninklijke Philips Electronics NV	3.75	3-15-2022	350,000	355,964
Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	228,595
Tyco Electronics Group SA	7.13	10-1-2037	245,000	337,790

				922,349

Road & Rail : 0.25%
Canadian National Railway Company	4.45	3-15-2023	140,000	146,458
Canadian National Railway Company	7.25	5-15-2019	45,000	47,371
Canadian Pacific Railway Company	5.55	3-1-2019	304,000	313,411
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	56,244
Canadian Pacific Railway Company	6.13	9-15-2115	350,000	429,670
Canadian Pacific Railway Company	6.20	6-1-2036	140,000	180,644

				1,173,798

Trading Companies & Distributors : 0.26%
AerCap Ireland Capital Limited	3.95	2-1-2022	520,000	525,208
AerCap Ireland Capital Limited	4.63	10-30-2020	665,000	687,090

				1,212,298

Information Technology : 0.51%

Internet Software & Services : 0.44%
Alibaba Group Holding Company	3.13	11-28-2021	250,000	250,127
Alibaba Group Holding Limited	3.40	12-6-2027	1,100,000	1,049,732
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	199,647
Baidu Incorporated	2.75	6-9-2019	525,000	523,504

				2,023,010

Technology Hardware, Storage & Peripherals : 0.07%
Seagate HDD	4.75	1-1-2025	350,000	339,500

Materials : 0.98%

Chemicals : 0.57%
Agrium Incorporated	3.50	6-1-2023	210,000	210,569
Agrium Incorporated	4.90	6-1-2043	140,000	146,799
Agrium Incorporated	6.13	1-15-2041	115,000	138,729
LYB International Finance BV	4.00	7-15-2023	500,000	510,987
LyondellBasell Industries NV	4.63	2-26-2055	350,000	343,495
LyondellBasell Industries NV	5.00	4-15-2019	400,000	407,772
LyondellBasell Industries NV	5.75	4-15-2024	250,000	276,204

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — February 28, 2018	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name		Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Potash Corporation of Saskatchewan Incorporated		4.88%	3-30-2020	$178,000	$184,209
Potash Corporation of Saskatchewan Incorporated		5.63	12-1-2040	140,000	160,869
Potash Corporation of Saskatchewan Incorporated		5.88	12-1-2036	157,000	184,083
Potash Corporation of Saskatchewan Incorporated		6.50	5-15-2019	45,000	46,867

					2,610,583

Metals & Mining : 0.41%
Goldcorp Incorporated		3.70	3-15-2023	210,000	211,401
Rio Tinto Finance (USA) Limited		2.88	8-21-2022	8,000	7,917
Rio Tinto Finance (USA) Limited		4.13	8-21-2042	175,000	178,964
Vale Overseas Limited		4.38	1-11-2022	140,000	143,430
Vale Overseas Limited		4.63	9-15-2020	210,000	217,298
Vale Overseas Limited		6.88	11-21-2036	382,000	459,355
Vale Overseas Limited		6.88	11-10-2039	91,000	109,883
Vale SA		5.63	9-11-2042	525,000	564,375

					1,892,623

Telecommunication Services : 1.76%

Diversified Telecommunication Services : 0.97%
British Telecommunications plc		9.13	12-15-2030	200,000	291,205
Deutsche Telekom International Finance BV		6.00	7-8-2019	350,000	365,478
France Telecom SA		5.38	7-8-2019	420,000	434,298
France Telecom SA		5.38	1-13-2042	350,000	403,205
Orange SA		9.00	3-1-2031	1,027,000	1,514,905
Telefonica Emisiones SAU		4.57	4-27-2023	500,000	529,151
Telefonica Emisiones SAU		5.21	3-8-2047	500,000	525,543
Telefonica Europe BV		8.25	9-15-2030	294,000	402,061

					4,465,846

Wireless Telecommunication Services : 0.79%
America Movil SAB de CV		3.13	7-16-2022	220,000	217,840
America Movil SAB de CV		4.38	7-16-2042	250,000	251,809
America Movil SAB de CV		5.00	3-30-2020	700,000	727,078
America Movil SAB de CV		6.13	11-15-2037	70,000	83,427
America Movil SAB de CV		6.38	3-1-2035	395,000	477,953
Rogers Communications Incorporated		3.00	3-15-2023	140,000	136,296
Rogers Communications Incorporated		4.50	3-15-2043	140,000	141,886
Vodafone Group plc		2.50	9-26-2022	350,000	339,315
Vodafone Group plc		2.95	2-19-2023	190,000	186,326
Vodafone Group plc		4.38	2-19-2043	350,000	335,326
Vodafone Group plc		5.45	6-10-2019	280,000	289,422
Vodafone Group plc		6.25	11-30-2032	210,000	247,627
Vodafone Group plc		7.88	2-15-2030	175,000	229,605

					3,663,910

Total Yankee Corporate Bonds and Notes (Cost $87,628,872)					88,061,725

Total investments in securities (Cost $453,322,932)	99.03%				457,510,676
Other assets and liabilities, net	0.97				4,485,625

Total net assets	100.00%				$461,996,301

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — February 28, 2018

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class*	0	170,712,305	170,712,305	0	$0	$0	$33,520

*	No longer held at the end of the period.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2018

	Bloomberg Barclays US Aggregate ex- Corporate Portfolio	Emerging Markets Bond Portfolio

Assets
Investments in unaffiliated securities, at value (see cost below)	$1,023,487,534	$73,526,101
Investments in affiliated securities, at value (see cost below)	72,834,127	0
Cash	0	0
Segregated cash for futures transactions	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	22,539,689	1,019,779
Receivable for dividends and interest	4,459,298	1,074,608
Unrealized gains on forward foreign currency contracts	0	0
Prepaid expenses and other assets	459	0

Total assets	1,123,321,107	75,620,488

Liabilities
Payable for investments purchased	96,714,161	405,210
Professional fees payable	68,574	51,662
Custodian and accounting fees payable	64,481	4,828
Management fee payable	36,878	13,279
Due to custodian bank	0	173,531
Payable for daily variation margin on open futures contracts	0	0
Unrealized losses on forward foreign currency contracts	0	0
Trustees’ fees and expenses payable	0	0
Accrued expenses and other liabilities	8,086	18,298

Total liabilities	96,892,180	666,808

Total net assets	$1,026,428,927	$74,953,680

Investments in unaffiliated securities, at cost	$1,049,931,397	$75,240,902

Investments in affiliated securities, at cost	$72,834,127	$0

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2018

Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio	International Government Bond Portfolio	Investment Grade Corporate Bond Portfolio

$353,348,304	$1,101,429,060	$1,861,636,202	$440,559,452	$128,070,672	$9,900,859	$457,510,676
7,994,492	27,179,905	39,764,513	14,195,316	1,484,192	41,773	0
0	0	0	538	22,047	0	0
1,378,773	3,846,472	5,508,000	1,880,000	0	0	0
285,116	748,232	0	0	0	43,111	0
4,232	0	0	0	2,177,386	5,670,194	9,786,362
1,503,915	2,672,234	3,835,120	302,588	2,179,609	130,920	5,016,811
0	0	0	0	0	47,020	0
886	2,637,079	17,297	1,751	0	0	71,463

364,515,718	1,138,512,982	1,910,761,132	456,939,645	133,933,906	15,833,877	472,385,312

0	0	0	0	3,393,831	5,541,300	8,170,227
43,146	47,279	40,504	39,100	46,942	42,739	88,564
722,329	420,301	166,662	60,419	4,266	2,148	114,450
39,919	130,599	147,357	51,870	25,411	1,966	16,620
0	0	0	0	0	0	1,977,479
131,820	301,000	567,665	276,420	0	0	0
0	0	0	0	0	41,779	0
0	0	0	0	0	852	3,722
0	0	984	1,282	5,681	7,093	17,949

937,214	899,179	923,172	429,091	3,476,131	5,637,877	10,389,011

$363,578,504	$1,137,613,803	$1,909,837,960	$456,510,554	$130,457,775	$10,196,000	$461,996,301

$333,409,507	$1,167,662,848	$2,076,705,367	$424,589,271	$131,873,296	$9,783,352	$453,322,932

$7,994,492	$27,179,905	$39,764,513	$14,195,316	$1,484,192	$41,773	$0

$285,164	$754,090	$0	$0	$0	$42,899	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations — year ended February 28, 2018

	Bloomberg Barclays US Aggregate ex- Corporate Portfolio[1]	Emerging Markets Bond Portfolio[1]
Investment income
Interest	$13,859,608	$2,621,875
Income from affiliated securities	589,411	9,498
Dividends*	0	0

Total investment income	14,449,019	2,631,373

Expenses
Management fee	343,898	142,401
Custody and accounting fees	67,383	6,444
Professional fees	79,307	62,394
Shareholder report expenses	12,800	12,401
Trustees’ fees and expenses	14,502	14,502
Other fees and expenses	14,938	15,093

Total expenses	532,828	253,235
Less: Fee waivers and/or expense reimbursements	(24,133)	(6,781)

Net expenses	508,695	246,454

Net investment income (loss)	13,940,324	2,384,919

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on:
Unaffiliated securities	2,695,847	717,913
Futures transactions	0	0
Forward foreign currency contract transactions	0	0
Credit default swap transactions	0	0

Net realized gain (losses) on investments	2,695,847	717,913

Net change in unrealized gains (losses) on:
Unaffiliated securities	(26,443,863)	(1,714,801)
Futures transactions	0	0
Forward foreign currency contract transactions	0	0
Foreign currency and foreign currency translations	0	0

Net change in unrealized gains (losses) on investments	(26,443,863)	(1,714,801)

Net realized and unrealized gains (losses) on investments	(23,748,016)	(996,888)

Net increase (decrease) in net assets resulting from operations	$(9,807,692)	$1,388,031

* Net of foreign dividend withholding taxes in the amount of	$0	$0

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[2]	For the period from August 16, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of operations — year ended February 28, 2018

Factor Enhanced Emerging Markets Portfolio[1]	Factor Enhanced International Portfolio[1]	Factor Enhanced Large Cap Portfolio[1]	Factor Enhanced Small Cap Portfolio[1]	High Yield Corporate Bond Portfolio[1]	International Government Bond Portfolio[2]	Investment Grade Corporate Bond Portfolio[1]

$3,023	$0	$0	$8,776	$4,357,717	$79,853	$12,072,174
60,643	188,544	304,078	102,588	21,738	1,433	33,520
4,955,596	15,326,271	26,990,600	4,504,706	0	0	0

5,019,262	15,514,815	27,294,678	4,616,070	4,379,455	81,286	12,105,694

368,001	1,192,509	1,326,743	487,752	190,905	13,471	169,970
744,644	422,470	170,960	70,332	5,922	2,148	29,185
58,012	58,012	51,237	51,237	57,675	56,244	59,949
4,201	4,201	4,201	4,499	4,799	4,020	12,800
14,502	14,502	14,502	14,502	14,502	10,116	14,502
12,240	9,240	6,930	6,929	10,780	4,833	5,004

1,201,600	1,700,934	1,574,573	635,251	284,583	90,832	291,410
(6,282)	(1,635)	(325)	(5,123)	(1,710)	0	(7,286)

1,195,318	1,699,299	1,574,248	630,128	282,873	90,832	284,124

3,823,944	13,815,516	25,720,430	3,985,942	4,096,582	(9,546)	11,821,570

14,970,468	124,968,400	350,858,514	13,057,486	(312,078)	86,076	7,162,910
904,729	4,384,317	9,932,159	1,828,858	0	0	(13,601)
11,601	0	0	0	0	(7,252)	0
0	0	0	0	2,709	0	0

15,886,798	129,352,717	360,790,673	14,886,344	(309,369)	78,824	7,149,309

19,935,290	(66,226,279)	(215,069,165)	15,970,204	(2,960,512)	117,507	4,187,744
(369,876)	(1,694,291)	(1,861,412)	(545,738)	0	0	0
0	0	0	0	0	5,241	0
(48)	(5,858)	0	0	0	4,009	0

19,565,366	(67,926,428)	(216,930,577)	15,424,466	(2,960,512)	126,757	4,187,744

35,452,164	61,426,289	143,860,096	30,310,810	(3,269,881)	205,581	11,337,053

$39,276,108	$75,241,805	$169,580,526	$34,296,752	$826,701	$196,035	$23,158,623

$859,485	$1,077,431	$1,563	$0	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Bloomberg Barclays US Aggregate ex-Corporate Portfolio
Year ended February 28, 2018[1]
Operations
Net investment income	$13,940,324
Net realized gains on investments	2,695,847
Net change in unrealized gains (losses) on investments	(26,443,863)

Net decrease in net assets resulting from operations	(9,807,692)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,487,528,060
Withdrawals	(451,291,441)

Net increase in net assets resulting from capital share transactions	1,036,236,619

Total increase in net assets	1,026,428,927

Net assets
Beginning of period	0

End of period	$1,026,428,927

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Emerging Markets Bond Portfolio
Year ended February 28, 2018[1]
Operations
Net investment income	$2,384,919
Net realized gains on investments	717,913
Net change in unrealized gains (losses) on investments	(1,714,801)

Net increase in net assets resulting from operations	1,388,031

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	129,766,929
Withdrawals	(56,201,280)

Net increase in net assets resulting from capital share transactions	73,565,649

Total increase in net assets	74,953,680

Net assets
Beginning of period	0

End of period	$74,953,680

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Factor Enhanced Emerging Markets Portfolio
Year ended February 28, 2018[1]
Operations
Net investment income	$3,823,944
Net realized gains on investments	15,886,798
Net change in unrealized gains (losses) on investments	19,565,366

Net increase in net assets resulting from operations	39,276,108

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	515,679,635
Withdrawals	(191,377,239)

Net increase in net assets resulting from capital share transactions	324,302,396

Total increase in net assets	363,578,504

Net assets
Beginning of period	0

End of period	$363,578,504

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Factor Enhanced International Portfolio
Year ended February 28, 2018[1]
Operations
Net investment income	$13,815,516
Net realized gains on investments	129,352,717
Net change in unrealized gains (losses) on investments	(67,926,428)

Net increase in net assets resulting from operations	75,241,805

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,627,315,279
Withdrawals	(564,943,281)

Net increase in net assets resulting from capital share transactions	1,062,371,998

Total increase in net assets	1,137,613,803

Net assets
Beginning of period	0

End of period	$1,137,613,803

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Factor Enhanced Large Cap Portfolio
Year ended February 28, 2018[1]
Operations
Net investment income	$25,720,430
Net realized gains on investments	360,790,673
Net change in unrealized gains (losses) on investments	(216,930,577)

Net increase in net assets resulting from operations	169,580,526

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,690,661,084
Withdrawals	(950,403,650)

Net increase in net assets resulting from capital share transactions	1,740,257,434

Total increase in net assets	1,909,837,960

Net assets
Beginning of period	0

End of period	$1,909,837,960

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Factor Enhanced Small Cap Portfolio
Year ended February 28, 2018[1]
Operations
Net investment income	$3,985,942
Net realized gains on investments	14,886,344
Net change in unrealized gains (losses) on investments	15,424,466

Net increase in net assets resulting from operations	34,296,752

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	671,189,441
Withdrawals	(248,975,639)

Net increase in net assets resulting from capital share transactions	422,213,802

Total increase in net assets	456,510,554

Net assets
Beginning of period	0

End of period	$456,510,554

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

High Yield Corporate Bond Portfolio
Year ended February 28, 2018[1]
Operations
Net investment income	$4,096,582
Net realized losses on investments	(309,369)
Net change in unrealized gains (losses) on investments	(2,960,512)

Net increase in net assets resulting from operations	826,701

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	220,176,332
Withdrawals	(90,545,258)

Net increase in net assets resulting from capital share transactions	129,631,074

Total increase in net assets	130,457,775

Net assets
Beginning of period	0

End of period	$130,457,775

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

International Government Bond Portfolio
Year ended February 28, 2018[1]
Operations
Net investment loss	$(9,546)
Net realized gains on investments	78,824
Net change in unrealized gains (losses) on investments	126,757

Net increase in net assets resulting from operations	196,035

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	10,000,000
Withdrawals	(35)

Net increase in net assets resulting from capital share transactions	9,999,965

Total increase in net assets	10,196,000

Net assets
Beginning of period	0

End of period	$10,196,000

[1]	For the period from August 16, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Investment Grade Corporate Bond Portfolio
Year ended February 28, 2018[1]
Operations
Net investment income	$11,821,570
Net realized gains on investments	7,149,309
Net change in unrealized gains (losses) on investments	4,187,744

Net increase in net assets resulting from operations	23,158,623

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	699,980,637
Withdrawals	(261,142,959)

Net increase in net assets resulting from capital share transactions	438,837,678

Total increase in net assets	461,996,301

Net assets
Beginning of period	0

End of period	$461,996,301

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment Income (loss)	Gross expenses	Net expenses
Bloomberg Barclays US Aggregate ex-Corporate Portfolio
Year ended February 28, 2018[2]	2.03%	0.08%	0.07%	(1.39)%	221%

Emerging Markets Bond Portfolio
Year ended February 28, 2018[2]	4.19%	0.44%	0.43%	0.62%	174%

Factor Enhanced Emerging Markets Portfolio
Year ended February 28, 2018[2]	1.56%	0.49%	0.49%	13.43%	136%

Factor Enhanced International Portfolio
Year ended February 28, 2018[2]	1.74%	0.21%	0.21%	8.99%	106%

Factor Enhanced Large Cap Portfolio
Year ended February 28, 2018[2]	1.94%	0.12%	0.12%	11.92%	75%

Factor Enhanced Small Cap Portfolio
Year ended February 28, 2018[2]	1.23%	0.19%	0.19%	8.75%	85%

High Yield Corporate Bond Portfolio
Year ended February 28, 2018[2]	5.36%	0.37%	0.37%	0.49%	122%

International Government Bond Portfolio
Year ended February 28, 2018[3]	(0.18)%	1.69%	1.69%	1.95%	224%

Investment Grade Corporate Bond Portfolio
Year ended February 28, 2018[2]	3.48%	0.08%	0.08%	(0.12)%	61%

[1]	Returns for periods of less than one year are not annualized.
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	For the period from August 16, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Notes to financial statements

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio (“Bloomberg Barclays US Aggregate ex-Corporate Portfolio”), Wells Fargo Emerging Markets Bond Portfolio (“Emerging Markets Bond Portfolio”), Wells Fargo Factor Enhanced Emerging Markets Portfolio (“Factor Enhanced Emerging Markets Portfolio”), Wells Fargo Factor Enhanced International Portfolio (“Factor Enhanced International Portfolio”), Wells Fargo Factor Enhanced Large Cap Portfolio (“Factor Enhanced Large Cap Portfolio”), Wells Fargo Factor Enhanced Small Cap Portfolio (“Factor Enhanced Small Cap Portfolio”), Wells Fargo High Yield Corporate Bond Portfolio (“High Yield Corporate Bond Portfolio”), Wells Fargo International Government Bond Portfolio (“International Government Bond Portfolio”), and Wells Fargo Investment Grade Corporate Bond Portfolio (“Investment Grade Corporate Bond Portfolio”), (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio, except International Government Bond Portfolio, is a diversified series of the Trust. International Government Bond Portfolio is a non-diversified series of the Trust. Each Portfolio, except International Government Bond Portfolio, commenced operations on May 23, 2017. International Government Bond Portfolio commenced operations on August 16, 2017.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing

Notes to financial statements

service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of each Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses on unaffiliated securities.

Participation notes

Each Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

Each Portfolio may be subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio may enter into futures contracts and may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Notes to financial statements

Credit default swaps

Each Portfolio may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal revenue authorities.

Notes to financial statements

As of February 28, 2018, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax Cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,122,072,025	$0	$(25,750,364)	$(25,750,364)
Emerging Markets Bond Portfolio	75,100,923	0	(1,574,822)	(1,574,822)
Factor Enhanced Emerging Markets Portfolio	344,037,122	19,714,837	(2,779,040)	16,935,797
Factor Enhanced International Portfolio	1,082,043,557	48,981,973	(4,110,856)	44,871,117
Factor Enhanced Large Cap Portfolio	1,667,691,758	233,927,512	(2,079,967)	231,847,545
Factor Enhanced Small Cap Portfolio	432,121,457	25,669,465	(3,581,893)	22,087,572
High Yield Corporate Bond Portfolio	132,182,428	0	(2,627,564)	(2,627,564)
International Government Bond Portfolio	9,825,125	159,497	(41,990)	117,507
Investment Grade Corporate Bond Portfolio	454,026,361	4,262,358	(778,043)	3,484,315

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of February 28, 2018:

Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$419,811,231	$0	$419,811,231
Asset-backed securities	0	7,970,614	0	7,970,614
Municipal obligations	0	9,060,952	0	9,060,952
Non-agency mortgage-backed securities	0	16,200,242	0	16,200,242
U.S. Treasury securities	506,072,114	0	0	506,072,114
Yankee corporate bonds and notes	0	10,304,936	0	10,304,936
Yankee government bonds	0	54,067,445	0	54,067,445
Short-term investments
Investment companies	72,834,127	0	0	72,834,127

Total assets	$578,906,241	$517,415,420	$0	$1,096,321,661

Emerging Markets Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Participation notes	$0	$318,840	$0	$318,840
Yankee corporate bonds and notes	0	9,983,401	0	9,983,401
Yankee government bonds	0	63,223,860	0	63,223,860

Total assets	$0	$73,526,101	$0	$73,526,101

Notes to financial statements

Factor Enhanced Emerging Markets Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$14,739,245	$0	$0	$14,739,245
Chile	8,934,366	1,120,775	0	10,055,141
China	1,389,115	31,185,566	0	32,574,681
Colombia	2,273,186	0	0	2,273,186
Egypt	874,698	0	0	874,698
Greece	487,244	154,026	0	641,270
Hong Kong	433,146	2,398,678	0	2,831,824
India	13,117,347	40,299,222	0	53,416,569
Indonesia	3,326,488	576,239	0	3,902,727
Malaysia	7,510,957	14,266,400	0	21,777,357
Mexico	15,916,544	0	0	15,916,544
Philippines	4,936,986	4,007,834	0	8,944,820
Poland	520,036	4,946,658	0	5,466,694
Romania	629,939	0	0	629,939
Russia	1,207,349	4,981,695	0	6,189,044
South Africa	7,500,791	9,535,162	0	17,035,953
South Korea	7,418,990	59,152,038	0	66,571,028
Taiwan	1,923,164	46,106,884	0	48,030,048
Thailand	6,249,991	13,717,915	0	19,967,906
Turkey	829,446	5,365,124	0	6,194,570
Ukraine	239,545	0	0	239,545
Preferred stocks
Brazil	13,814,786	0	0	13,814,786
Chile	186,677	186,887	0	373,564
Colombia	705,126	0	0	705,126
Russia	0	87,039	0	87,039
Rights
Brazil	0	16,143	0	16,143
Chile	0	57	0	57
India	0	0	0	0
South Korea	0	13,097	0	13,097
Warrants
Malaysia	0	16,097	0	16,097
Thailand	0	49,606	0	49,606
Short-term investments
Investment companies	7,994,492	0	0	7,994,492

Total assets	$123,159,654	$238,183,142	$0	$361,342,796

Liabilities
Future contracts	$369,876	$0	$0	$369,876

Total liabilities	$369,876	$0	$0	$369,876

Notes to financial statements

Factor Enhanced International Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$188,063	$99,332,125	$0	$99,520,188
Austria	633,573	4,099,453	0	4,733,026
Belgium	105,311	9,023,990	0	9,129,301
Canada	101,078,424	0	0	101,078,424
China	0	3,585,809	0	3,585,809
Czech Republic	357,374	313,335	0	670,709
Denmark	2,072,870	21,541,018	0	23,613,888
Finland	0	16,084,820	0	16,084,820
France	3,511,500	89,664,773	0	93,176,273
Germany	224,684	83,702,528	0	83,927,212
Hong Kong	7,148,910	41,813,038	0	48,961,948
Ireland	3,191,022	3,624,224	0	6,815,246
Italy	0	11,472,425	0	11,472,425
Japan	2,854,808	191,675,434	0	194,530,242
Luxembourg	425,617	2,205,553	0	2,631,170
Netherlands	917,420	40,898,748	0	41,816,168
New Zealand	181,345	3,530,349	0	3,711,694
Norway	0	7,162,979	0	7,162,979
Portugal	0	2,017,803	0	2,017,803
Singapore	341,327	18,564,252	0	18,905,579
Spain	0	22,537,462	0	22,537,462
Sweden	338,522	32,784,897	0	33,123,419
Switzerland	0	100,107,505	0	100,107,505
Thailand	498,636	0	0	498,636
United Kingdom	2,597,417	162,924,567	0	165,521,984
Preferred stocks
Germany	0	6,082,037	0	6,082,037
Rights
Australia	0	13,113	0	13,113
Short-term investments
Investment companies	27,179,905	0	0	27,179,905

Total assets	$153,846,728	$974,762,237	$0	$1,128,608,965

Liabilities
Future contracts	$1,694,291	$0	$0	$1,694,291

Total liabilities	$1,694,291	$0	$0	$1,694,291

Notes to financial statements

Factor Enhanced Large Cap Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$227,382,633	$0	$0	$227,382,633
Consumer staples	188,830,496	0	0	188,830,496
Energy	90,089,979	0	0	90,089,979
Financials	176,404,518	0	0	176,404,518
Health care	319,491,363	0	0	319,491,363
Industrials	245,902,724	0	0	245,902,724
Information technology	323,174,014	0	0	323,174,014
Materials	75,342,970	0	0	75,342,970
Real estate	90,257,155	0	0	90,257,155
Telecommunication	47,492,144	0	0	47,492,144
Utilities	77,268,206	0	0	77,268,206
Short-term investments
Investment companies	39,764,513	0	0	39,764,513

Total assets	$1,901,400,715	$0	$0	$1,901,400,715

Liabilities
Futures contracts	$1,861,412	$0	$0	$1,861,412

Total liabilities	$1,861,412	$0	$0	$1,861,412

Factor Enhanced Small Cap Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$76,111,860	$0	$0	$76,111,860
Consumer staples	19,920,613	0	0	19,920,613
Energy	15,978,652	0	0	15,978,652
Financials	89,101,408	0	0	89,101,408
Health care	53,574,816	0	0	53,574,816
Industrials	64,426,401	0	0	64,426,401
Information technology	57,461,456	0	0	57,461,456
Materials	20,364,591	0	0	20,364,591
Real estate	30,830,961	0	0	30,830,961
Telecommunication	4,497,252	0	0	4,497,252
Utilities	8,291,442	0	0	8,291,442
Short-term investments
Investment companies	14,195,316	0	0	14,195,316

Total assets	$454,754,768	$0	$0	$454,754,768

Liabilities
Future contracts	$545,738	$0	$0	$545,738

Total liabilities	$545,738	$0	$0	$545,738

Notes to financial statements

High Yield Corporate Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$106,536,168	$0	$106,536,168
Yankee corporate bonds and notes	0	21,534,504	0	21,534,504
Short-term investments
Investment companies	1,484,192	0	0	1,484,192

Total assets	$1,484,192	$128,070,672	$0	$129,554,864

International Government Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Foreign government bonds	$0	$9,900,859	$0	$9,900,859
Short-term investments
Investment companies	41,773	0	0	41,773

	41,773	9,900,859	0	9,942,632
Forward foreign currency contracts	0	47,020	0	47,020

Total assets	$41,773	$9,947,879	$0	$9,989,652

Liabilities
Forward foreign currency contracts	$0	$41,779	$0	$41,779

Total liabilities	$0	$41,779	$0	$41,779

Investment Grade Corporate Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$369,448,951	$0	$369,448,951
Yankee corporate bonds and notes	0	88,061,725	0	88,061,725

Total assets	$0	$457,510,676	$0	$457,510,676

Additional sector, industry or geographic detail for each Portfolio is included in the Portfolio of investments.

Forward foreign currency contracts and futures contracts are reported at their cumulative unrealized gains (losses) at measurement date. For the futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the applicable subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

Funds Management has retained the services of subadvisers to provide daily portfolio management to the Portfolios. Funds Management has engaged Wells Capital Management Incorporated (“WellsCap”), Analytic Investors, LLC and Wells Fargo Asset Management (International), LLC (formerly, First International Advisors, LLC) as subadvisers. Each subadviser is an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo. The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

Notes to financial statements

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee		Effective rate for the period ended February 28, 2018	Subadviser	Subadvisory fee
	starting at	declining to			starting at	declining to
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.05%	0.03%	0.05%	WellsCap	0.04%	0.03%
Emerging Markets Bond Portfolio	0.25	0.21	0.25	Wells Fargo Asset Management (International), LLC	0.09	0.07
Factor Enhanced Emerging Markets Portfolio	0.15	0.11	0.15	Analytic Investors, LLC	0.08	0.05
Factor Enhanced International Portfolio	0.15	0.11	0.15	Analytic Investors, LLC	0.08	0.05
Factor Enhanced Large Cap Portfolio	0.10	0.06	0.10	Analytic Investors, LLC	0.06	0.04
Factor Enhanced Small Cap Portfolio	0.15	0.11	0.15	Analytic Investors, LLC	0.08	0.05
High Yield Corporate Bond Portfolio	0.25	0.21	0.25	WellsCap	0.09	0.07
International Government Bond Portfolio	0.25	0.21	0.25	Wells Fargo Asset Management (International), LLC	0.09	0.07
Investment Grade Corporate Bond Portfolio	0.05	0.03	0.05	WellsCap	0.04	0.03

Funds Management has voluntarily waived and/or reimbursed the management fee to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Interfund transactions

The Portfolios may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolios had the following in interfund purchases and sales during the period since commencement of operations of each Portfolio to February 28, 2018:

	Purchases	Sales
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$956,837,445	$0
Emerging Markets Bond Portfolio	72,331,555	0
Factor Enhanced Emerging Markets Portfolio	36,436,502	0
Factor Enhanced International Portfolio	466,458,703	0
Factor Enhanced Large Cap Portfolio	1,000,950,206	0
Factor Enhanced Small Cap Portfolio	93,156,012	0
High Yield Corporate Bond Portfolio	43,502,773	850,578

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period since commencement of operations to each Portfolio to February 28, 2018 were as follows:

	Purchase at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$2,673,887,154	$155,613,218	$1,697,963,404	$46,190,284
Emerging Markets Bond Portfolio	72,064,405	116,869,910	72,090,045	40,946,663
Factor Enhanced Emerging Markets Portfolio	0	704,243,039	0	378,740,396
Factor Enhanced International Portfolio	0	2,036,871,173	0	948,310,856
Factor Enhanced Large Cap Portfolio	0	2,929,870,142	0	1,121,947,482
Factor Enhanced Small Cap Portfolio	0	758,709,769	0	311,202,421
High Yield Corporate Bond Portfolio	43,443,126	200,509,312	43,458,079	67,240,028
International Government Bond Portfolio	0	31,612,139	0	21,861,472
Investment Grade Corporate Bond Portfolio	0	237,390,421	54,737,246	234,937,659

Notes to financial statements

6. DERIVATIVE TRANSACTIONS

During the period from commencement of operations to February 28, 2018, Factor Enhanced Emerging Markets Portfolio, Factor Enhanced International Portfolio, Factor Enhanced Large Cap Portfolio, Factor Enhanced Small Cap Portfolio and Investment Grade Corporate Bond Portfolio entered into futures contracts to gain market exposure; Factor Enhanced Emerging Markets Portfolio and International Government Bond Portfolio entered into forward foreign currency contracts for economic hedging purposes; High Yield Corporate Bond Portfolio entered into credit default swaps contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return.

The table below discloses the volume of the each Portfolio’s derivative transactions during the period from commencement of operations to February 28, 2018.

	Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio	International Government Bond Portfolio	Investment Grade Corporate Bond Portfolio
Futures contracts
Average notional balance on long futures	$9,800,335	$26,726,785	$43,252,666	$15,558,875	N/A	N/A	$311,258
Forward contracts
Average contract amounts to buy	290,770	N/A	N/A	N/A	N/A	$2,396,103	N/A
Average contract amounts to sell	N/A	N/A	N/A	N/A	N/A	2,349,832	N/A
Credit default swaps
Average notional balance	N/A	N/A	N/A	N/A	$9,220	N/A	N/A

The fair value, realized gains or losses and change in unrealized gains or losses, on these derivative transactions are reflected in the corresponding financial statement captions.

The effect of derivative instruments on the Statements of Operations for the period from commencement of operations to February 28, 2018 was as follows for Factor Enhanced Emerging Markets Portfolio:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives	Total
Equity risk	$904,729	$(369,876)	$534,853
Foreign currency risk	11,601	0	11,601

	$916,330	$(369,876)	$546,454

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolios to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolios and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is as follows:

Notes to financial statements

	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
International Government Bond Portfolio	State Street Bank	$47,020		$(41,779)	$0	$5,241

	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities		Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Factor Enhanced Emerging Markets Portfolio	Morgan Stanley	$369,876	*	$0	$(369,876)	$0
Factor Enhanced International Portfolio	Morgan Stanley	1,694,291	*	0	(1,694,291)	0
Factor Enhanced Large Cap Portfolio	Morgan Stanley	1,861,412	*	0	(1,861,412)	0
Factor Enhanced Small Cap Portfolio	Morgan Stanley	545,738	*	0	(545,738)	0
International Government Bond Portfolio	State Street Bank	41,779		(41,779)	0	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the current day’s variation margin as of February 28, 2018 are reported separately on the Statement of Assets and Liabilities

7. REORGANIZATION AND CONTRIBUTIONS

After the close of business on July 14, 2017, Investment Grade Corporate Bond Portfolio acquired the net assets of Wells Fargo Diversified Fixed Income Portfolio which consisted of cash and securities. In the acquisition, partnership interestholders of Wells Fargo Diversified Fixed Income Portfolio became partnership interestholders of Investment Grade Corporate Bond Portfolio. Investment Grade Corporate Bond Portfolio became the accounting and performance survivor in the reorganization. The investment portfolio of Wells Fargo Diversified Fixed Income Portfolio with a fair value of $546,228,245, identified cost of $522,448,609 and unrealized gains of $23,779,636 at July 14, 2017 along with cash in the amount of $1,920,527,956 were the principal assets acquired by Investment Grade Corporate Bond Portfolio. The aggregate net assets of Wells Fargo Diversified Fixed Income Portfolio and Investment Grade Corporate Bond Portfolio immediately prior to the acquisition were $2,477,700,640 and $50,147,255, respectively. The aggregate net assets of Investment Grade Corporate Bond Portfolio immediately after the acquisition were $2,527,847,895. For financial reporting purposes, assets received by Investment Grade Corporate Bond Portfolio were recorded at fair value.

Assuming the acquisition had been completed on May 23, 2017 (commencement of operations of Investment Grade Corporate Bond Portfolio), the pro forma results of operations for the year ended February 28, 2018 would have been

Net investment income	$20,432,994
Net realized and unrealized gains (losses) on investments	(9,497,108)

Net increase in net assets resulting from operations	$10,935,886

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Diversified Fixed Income Portfolio that have been included in the Statement of Operations of Investment Grade Corporate Bond Portfolio since July 17, 2017.

After the close of business on July 14, 2017, Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio and Wells Fargo Short-Term Investment Portfolio contributed cash and securities to other Wells Fargo funds which were in turn contributed to the underlying Portfolios. Each of the Portfolios received cash, securities with a fair value, identified cost and unrealized gains (losses) with the following amounts:

	Cash	Fair Value	Cost	Unrealized gains (losses)
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$252,726,832	$954,306,811	$950,330,961	$3,975,850
Emerging Markets Bond Portfolio	29,993,186	72,058,484	71,724,566	333,918
Factor Enhanced Emerging Markets Portfolio	365,296,251	36,431,498	32,685,280	3,746,218
Factor Enhanced International Portfolio	876,987,993	466,480,316	325,308,800	141,171,516
Factor Enhanced Large Cap Portfolio	1,247,206,262	1,000,915,886	576,774,421	424,141,465
Factor Enhanced Small Cap Portfolio	469,099,975	93,156,080	77,096,090	16,059,990
High Yield Corporate Bond Portfolio	58,610,926	43,440,744	43,277,460	163,284

Notes to financial statements

8 INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Report of independent registered public accounting firm

Board of Trustees and Shareholders of Wells Fargo Master Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, (collectively, the “Portfolios”), nine of the portfolios constituting the Wells Fargo Master Trust, including the portfolios of investments, as of February 28, 2018, and the related statements of operations and the statements of changes in net assets for the period from May 23, 2017 (commencement of operations) to February 28, 2018 (for all Portfolios except Wells Fargo International Government Bond Portfolio), and the related statements of operations and the statement of changes in net assets for the period from August 16, 2017 (commencement of operations) to February 28, 2018 for the Wells Fargo International Government Bond Portfolio, and the related notes (collectively, the “financial statements”) and the financial highlights for the periods from the commencements of operations to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of February 28, 2018, the results of their operations, the changes in their net assets and the financial highlights for the periods from the commencements of operations to February 28, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies, however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

April 28, 2018

Other information (unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended February 28, 2018:

Dividends-received deduction
Factor Enhanced Large Cap Fund	88.01%
Factor Enhanced Small Cap Fund	30.36%

For the fiscal year ended February 28, 2018, the percentage of ordinary income distributed which was derived from interest on U.S. government securities was as follows:

% of U.S. government income
U.S. Core Bond Fund	25.65%

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust

Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Other information (unaudited)

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	Jane Freeman became Chair Liaison effective January 1, 2018.
***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.
****	Timothy Penny became Chairman effective January 1, 2018.
*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Funds Management since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank,N.A. from 1996 to 2013.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.
*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.
**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	—	ACA Financial Guaranty Corporation	LIQ	—	Liquidity agreement
ADR	—	American depositary receipt	LLC	—	Limited liability company
ADS	—	American depositary shares	LLLP	—	Limited liability limited partnership
AGC	—	Assured Guaranty Corporation	LLP	—	Limited liability partnership
AGM	—	Assured Guaranty Municipal	LOC	—	Letter of credit
Ambac	—	Ambac Financial Group Incorporated	LP	—	Limited partnership
AMT	—	Alternative minimum tax	MBIA	—	Municipal Bond Insurance Association
AUD	—	Australian dollar	MFHR	—	Multifamily housing revenue
BAN	—	Bond anticipation notes	MSTR	—	Municipal securities trust receipts
BHAC	—	Berkshire Hathaway Assurance Corporation	MTN	—	Medium-term note
BRL	—	Brazilian real	MUD	—	Municipal Utility District
CAB	—	Capital appreciation bond	MXN	—	Mexican peso
CAD	—	Canadian dollar	MYR	—	Malaysian ringgit
CCAB	—	Convertible capital appreciation bond	National	—	National Public Finance Guarantee Corporation
CDA	—	Community Development Authority	NGN	—	Nigerian naira
CDO	—	Collateralized debt obligation	NOK	—	Norwegian krone
CHF	—	Swiss franc	NZD	—	New Zealand dollar
CLO	—	Collateralized loan obligation	PCFA	—	Pollution Control Financing Authority
CLP	—	Chilean peso	PCL	—	Public Company Limited
COP	—	Colombian peso	PCR	—	Pollution control revenue
DKK	—	Danish krone	PFA	—	Public Finance Authority
DRIVER	—	Derivative inverse tax-exempt receipts	PFFA	—	Public Facilities Financing Authority
DW&P	—	Department of Water & Power	PFOTER	—	Puttable floating option tax-exempt receipts
DWR	—	Department of Water Resources	PJSC	—	Public Joint Stock Company
ECFA	—	Educational & Cultural Facilities Authority	plc	—	Public limited company
EDA	—	Economic Development Authority	PLN	—	Polish zloty
EDFA	—	Economic Development Finance Authority	PUTTER	—	Puttable tax-exempt receipts
ETF	—	Exchange-traded fund	R&D	—	Research & development
EUR	—	Euro	Radian	—	Radian Asset Assurance
FDIC	—	Federal Deposit Insurance Corporation	RAN	—	Revenue anticipation notes
FFCB	—	Federal Farm Credit Banks	RDA	—	Redevelopment Agency
FGIC	—	Financial Guaranty Insurance Corporation	RDFA	—	Redevelopment Finance Authority
FHA	—	Federal Housing Administration	REIT	—	Real estate investment trust
FHLB	—	Federal Home Loan Bank	ROC	—	Reset option certificates
FHLMC	—	Federal Home Loan Mortgage Corporation	RON	—	Romanian lei
FICO	—	The Financing Corporation	RUB	—	Russian ruble
FNMA	—	Federal National Mortgage Association	SAVRS	—	Select auction variable rate securities
FSA	—	Farm Service Agency	SBA	—	Small Business Authority
GBP	—	Great British pound	SDR	—	Swedish depositary receipt
GDR	—	Global depositary receipt	SEK	—	Swedish krona
GNMA	—	Government National Mortgage Association	SFHR	—	Single-family housing revenue
GO	—	General obligation	SFMR	—	Single-family mortgage revenue
HCFR	—	Healthcare facilities revenue	SGD	—	Singapore dollar
HEFA	—	Health & Educational Facilities Authority	SIFMA	—	Securities Industry and Financial Markets Association
HEFAR	—	Higher education facilities authority revenue	SPA	—	Standby purchase agreement
HFA	—	Housing Finance Authority	SPDR	—	Standard & Poor’s Depositary Receipts
HFFA	—	Health Facilities Financing Authority	SPEAR	—	Short Puttable Exempt Adjustable Receipts
HKD	—	Hong Kong dollar	STRIPS	—	Separate trading of registered interest and
HUD	—	Department of Housing and Urban Development			principal securities
HUF	—	Hungarian forint	TAN	—	Tax anticipation notes
IDA	—	Industrial Development Authority	TBA	—	To be announced
IDAG	—	Industrial Development Agency	THB	—	Thai baht
IDR	—	Indonesian rupiah	TIPS	—	Treasury inflation-protected securities
IEP	—	Irish pound	TRAN	—	Tax revenue anticipation notes
INR	—	Indian rupee	TRY	—	Turkish lira
JPY	—	Japanese yen	TTFA	—	Transportation Trust Fund Authority
KRW	—	Republic of Korea won	TVA	—	Tennessee Valley Authority
LIBOR	—	London Interbank Offered Rate	ZAR	—	South African rand
LIFER	—	Long Inverse Floating Exempt Receipts

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED ∎ NO BANK GUARANTEE ∎ MAY LOSE VALUE
© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

Printed on Recycled paper	309376 04-18 AII/AR160 04-19

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Master Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended February 28, 2018	Fiscal year ended February 28, 2017

Audit fees	$337,728	$155,883
Audit-related fees	—
Tax fees (1)	77,065	18,705
All other fees	—	—

	$414,793	$174,588

(1) Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Master Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date: April 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date: April 28, 2018

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: April 28, 2018